UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number 811- 08821

                              Rydex Variable Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                          ---------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                   Date of reporting period: December 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                              DECEMBER 31, 2005
                                             RYDEX VARIABLE TRUST ANNUAL REPORT

                                                                      NOVA FUND
                                                                      URSA FUND
                                                                       OTC FUND
                                                                    ARKTOS FUND
                                                                 TITAN 500 FUND
                                                              VELOCITY 100 FUND
                                                                    MEDIUS FUND
                                                           INVERSE MID-CAP FUND
                                                                    MEKROS FUND
                                                         INVERSE SMALL-CAP FUND
                                                      U.S. GOVERNMENT BOND FUND
                                                                      JUNO FUND
                                                          LARGE-CAP EUROPE FUND
                                                           LARGE-CAP JAPAN FUND
                                                       LONG DYNAMIC DOW 30 FUND
                                                    INVERSE DYNAMIC DOW 30 FUND
                                                           SMALL-CAP VALUE FUND
                                                             MID-CAP VALUE FUND
                                                           LARGE-CAP VALUE FUND
                                                          SMALL-CAP GROWTH FUND
                                                            MID-CAP GROWTH FUND
                                                          LARGE-CAP GROWTH FUND
                                                      STRENGTHENING DOLLAR FUND
                                                          WEAKENING DOLLAR FUND
                                                               CORE EQUITY FUND
                                                           SECTOR ROTATION FUND
                                              U.S. GOVERNMENT MONEY MARKET FUND
                                                                   BANKING FUND
                                                           BASIC MATERIALS FUND
                                                             BIOTECHNOLOGY FUND
                                                               COMMODITIES FUND
                                                         CONSUMER PRODUCTS FUND
                                                               ELECTRONICS FUND
                                                                    ENERGY FUND
                                                           ENERGY SERVICES FUND
                                                        FINANCIAL SERVICES FUND
                                                               HEALTH CARE FUND
                                                                  INTERNET FUND
                                                                   LEISURE FUND
                                                           PRECIOUS METALS FUND
                                                               REAL ESTATE FUND
                                                                 RETAILING FUND
                                                                TECHNOLOGY FUND
                                                        TELECOMMUNICATIONS FUND
                                                            TRANSPORTATION FUND
                                                                 UTILITIES FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS................................................     2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS................................     3

ABOUT SHAREHOLDERS' FUND EXPENSES.........................................     4

PERFORMANCE REPORTS AND FUND PROFILES.....................................     7

SCHEDULES OF INVESTMENTS..................................................    53

STATEMENTS OF ASSETS AND LIABILITIES......................................   162

STATEMENTS OF OPERATIONS..................................................   170

STATEMENTS OF CHANGES IN NET ASSETS.......................................   178

FINANCIAL HIGHLIGHTS......................................................   192

NOTES TO FINANCIAL STATEMENTS.............................................   198

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................   211

OTHER INFORMATION.........................................................   212

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS.............................   215


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Many will remember 2005 as a year of unfulfilled promise. The underpinnings were in place for a robust year of stock market gains. Corporate earnings growth continued to set new records, and interest rates, inflation and unemployment remained low. Corporations had massive amounts of cash on hand to grow their businesses and bolster stock prices through buybacks and dividend hikes. The appetite for risk bounced back as well, judging by a near record volume of merger and acquisition activity.

In spite of the positive fundamentals, the major equity indices remained range-bound for much of the year with the bellwether S&P 500(R) Index trading within a narrow 135 point range of 1,137.50 to 1,272.74. Investors were hoping for a replay of 2004's year-end rally, but it was not to be as a strong November rally was unable to overcome the prior month's sell-off. As a result, the Dow Jones Industrial Average Index closed the year with fractional gains of 1.72%, while the S&P 500(R) Index and Nasdaq(R) 100 Index ended the year with disappointing 4.91% and 1.90% gains, respectively.

For the first time in seven years, large-cap stocks outperformed small caps as the Russell 1000(R) Index gained 6.27% compared to 4.55% for the Russell 2000(R) Index. Mid-cap stocks outperformed both large- and small-cap stocks as the Russell Midcap(R) Index gained 11.0%. Although value stocks slightly outperformed their growth counterparts, it was a statistical dead heat between the two.

For equity investors, the real action in 2005 was in international stocks. The MSCI EAFE Index gained 10.9% in dollar terms. Attractive valuations in European stocks and what looked to be a sustainable economic recovery in Japan attracted investor interest. The double-digit returns in the developed markets paled in comparison to returns in emerging market stocks. The benchmark for emerging market stocks, the MSCI EM Index, returned a whopping 30.3% during the year. This volatile corner of the equity universe was driven by strong returns in Latin American and Middle Eastern markets, among others.

Stock prices were buffeted by strong crosscurrents throughout the year. Although long-term interest rates remained low, the specter of the Federal Reserve's ("Fed") interest rate tightening campaign weighed heavily on the market. Despite the fact that job growth remained healthy and consumers used rising housing prices as an excuse to turn their houses into ATMs to the tune of approximately $800 billion, consumer confidence suffered its largest decline in 15 years in the wake of hurricane Katrina and $70 per barrel oil. Neither the subsequent strong rebound in consumer confidence as energy prices moderated, nor the four consecutive quarters of double digit earnings growth was enough to kick stock prices higher.

The rise in short-term interest rates held stocks back in 2005. During the course of the year, the Fed increased interest rates eight times, bringing the closely watched Fed Funds Target Rate to 4.25%. It was widely assumed that long-term interest rates would follow suit--an expectation that held stocks in check. Long-term interest rates ended the year little changed. While the yield on the 30-year Treasury Bond fell nearly 30 basis points to 4.53%, the yield on the benchmark 10-year Treasury Note ended the year at 4.39%--only 18 basis points higher than its starting point. A combination of foreign buying, low inflation and demand from both public and private pensions for long maturity assets conspired to keep long-term rates low throughout the year.

By year-end, the potent combination of steadily rising short-term interest rates and static long-term rates gave rise to the dreaded inverted yield curve as the two-year Treasury Note yielded 4.40%, one basis point higher than the 10-year Note. Traditionally, an inverted yield curve portends an economic slowdown.

We base our 2006 outlook on two factors--the economy and interest rates. But if the threat of rising interest rates keeps the market range bound, we believe opportunities exist in three areas during 2006: energy, technology and health care. Although energy prices experienced a run-up of historic proportions in 2005, the sector still exhibits favorable supply/demand characteristics. There is too much demand and not enough supply--a situation that is likely to be in place for the foreseeable future. Technology's relatively low valuations and the possibility of an earnings-driven technology replacement cycle may provide opportunity for the technology sector. And lastly, the defensive nature of health care stocks will serve investors well should economic growth slow appreciably.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


2 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0%-in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

               INDEX       INDEX           FUND          FUND           FUND
               LEVEL    PERFORMANCE     EXPECTATION       NAV        PERFORMANCE     ASSESSMENT
-----------------------------------------------------------------------------------------------
Start           100                                     $10.00
Day 1           106        6.0%           9.0%          $10.90          9.0%          In line
Day 2            99       -6.6%          -9.9%          $ 9.82         -9.9%          In line
Cumulative               -1.00%         -1.50%                        -1.80%           -0.30%
-----------------------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2005 and ending December 31, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund.These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


4 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

TABLE 1. BASED ON ACTUAL FUND RETURN

                                                 BEGINNING             ENDING     EXPENSES
                                   EXPENSE   ACCOUNT VALUE      ACCOUNT VALUE  PAID DURING
                                    RATIO+   JUNE 30, 2005  DECEMBER 31, 2005       PERIOD*
------------------------------------------------------------------------------------------
Nova Fund                            1.63%       $1,000.00          $1,068.10        $8.45
Ursa Fund                            1.80%        1,000.00             968.00         8.88
OTC Fund                             1.58%        1,000.00           1,097.30         8.31
Arktos Fund                          1.68%        1,000.00             926.40         8.11
Titan 500 Fund                       1.73%        1,000.00           1,081.80         9.03
Velocity 100 Fund                    1.72%        1,000.00           1,176.60         9.39
Medius Fund                          1.70%        1,000.00           1,098.80         8.94
Inverse Mid-Cap Fund                 1.67%        1,000.00             946.60         8.15
Mekros Fund                          1.70%        1,000.00           1,067.70         8.81
Inverse Small-Cap Fund               1.68%        1,000.00             955.00         8.23
U.S. Government Bond Fund            1.22%        1,000.00             949.10         5.96
Juno Fund**                          4.87%        1,000.00           1,050.00        25.03
Large-Cap Europe Fund                1.70%        1,000.00           1,097.00         8.94
Large-Cap Japan Fund                 1.75%        1,000.00           1,392.50        10.50
Long Dynamic Dow 30 Fund             1.73%        1,000.00           1,076.70         9.01
Inverse Dynamic Dow 30 Fund          1.68%        1,000.00             929.80         8.13
Small-Cap Value Fund                 1.54%        1,000.00           1,031.70         7.84
Mid-Cap Value Fund                   1.52%        1,000.00           1,051.40         7.82
Large-Cap Value Fund                 1.56%        1,000.00           1,050.60         8.02
Small-Cap Growth Fund                1.56%        1,000.00           1,050.90         8.02
Mid-Cap Growth Fund                  1.58%        1,000.00           1,088.90         8.27
Large-Cap Growth Fund                1.58%        1,000.00           1,047.90         8.11
Strengthening Dollar Fund***         1.78%        1,000.00           1,031.60         9.07
Weakening Dollar Fund***             1.76%        1,000.00             974.70         8.71
Core Equity Fund***                  1.67%        1,000.00           1,001.60         8.38
Sector Rotation Fund                 1.77%        1,000.00           1,107.40         9.35
U.S. Government Money Market Fund    1.21%        1,000.00           1,012.30         6.10
Banking Fund                         1.64%        1,000.00           1,019.50         8.30
Basic Materials Fund                 1.65%        1,000.00           1,122.90         8.78
Biotechnology Fund                   1.69%        1,000.00           1,180.70         9.24
Commodities Fund***                  1.64%        1,000.00             886.60         7.76
Consumer Products Fund               1.64%        1,000.00           1,001.50         8.23
Electronics Fund                     1.65%        1,000.00           1,096.20         8.67
Energy Fund                          1.64%        1,000.00           1,146.00         8.82
Energy Services Fund                 1.65%        1,000.00           1,252.30         9.32
Financial Services Fund              1.66%        1,000.00           1,060.70         8.58
Health Care Fund                     1.64%        1,000.00           1,068.70         8.50
Internet Fund                        1.76%        1,000.00           1,133.50         9.41
Leisure Fund                         1.63%        1,000.00             991.10         8.14
Precious Metals Fund                 1.67%        1,000.00           1,326.50         9.74
Real Estate Fund                     1.63%        1,000.00           1,024.10         8.27
Retailing Fund                       1.62%        1,000.00             997.50         8.11
Technology Fund                      1.68%        1,000.00           1,086.70         8.79
Telecommunications Fund              1.67%        1,000.00           1,065.10         8.65
Transportation Fund                  1.67%        1,000.00           1,084.80         8.73
Utilities Fund                       1.64%        1,000.00             982.70         8.15


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 5

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

                                                 BEGINNING             ENDING     EXPENSES
                                   EXPENSE   ACCOUNT VALUE      ACCOUNT VALUE  PAID DURING
                                    RATIO+   JUNE 30, 2005  DECEMBER 31, 2005       PERIOD*
------------------------------------------------------------------------------------------
Nova Fund                            1.63%       $1,000.00          $1,016.79       $ 8.27
Ursa Fund                            1.80%        1,000.00           1,015.93         9.14
OTC Fund                             1.58%        1,000.00           1,017.05         8.02
Arktos Fund                          1.68%        1,000.00           1,016.54         8.53
Titan 500 Fund                       1.73%        1,000.00           1,016.29         8.78
Velocity 100 Fund                    1.72%        1,000.00           1,016.34         8.73
Medius Fund                          1.70%        1,000.00           1,016.44         8.63
Inverse Mid-Cap Fund                 1.67%        1,000.00           1,016.59         8.48
Mekros Fund                          1.70%        1,000.00           1,016.44         8.63
Inverse Small-Cap Fund               1.68%        1,000.00           1,016.54         8.53
U.S. Government Bond Fund            1.22%        1,000.00           1,018.88         6.19
Juno Fund**                          4.87%        1,000.00           1,000.35        24.72
Large-Cap Europe Fund                1.70%        1,000.00           1,016.44         8.63
Large-Cap Japan Fund                 1.75%        1,000.00           1,016.18         8.88
Long Dynamic Dow 30 Fund             1.73%        1,000.00           1,016.29         8.78
Inverse Dynamic Dow 30 Fund          1.68%        1,000.00           1,016.54         8.53
Small-Cap Value Fund                 1.54%        1,000.00           1,017.25         7.82
Mid-Cap Value Fund                   1.52%        1,000.00           1,017.35         7.72
Large-Cap Value Fund                 1.56%        1,000.00           1,017.15         7.92
Small-Cap Growth Fund                1.56%        1,000.00           1,017.15         7.92
Mid-Cap Growth Fund                  1.58%        1,000.00           1,017.05         8.02
Large-Cap Growth Fund                1.58%        1,000.00           1,017.05         8.02
Strengthening Dollar Fund***         1.78%        1,000.00           1,016.03         9.04
Weakening Dollar Fund***             1.76%        1,000.00           1,016.13         8.93
Core Equity Fund***                  1.67%        1,000.00           1,016.59         8.48
Sector Rotation Fund                 1.77%        1,000.00           1,016.08         8.99
U.S. Government Money Market Fund    1.21%        1,000.00           1,018.93         6.14
Banking Fund                         1.64%        1,000.00           1,016.74         8.33
Basic Materials Fund                 1.65%        1,000.00           1,016.69         8.38
Biotechnology Fund                   1.69%        1,000.00           1,016.49         8.58
Commodities Fund***                  1.64%        1,000.00           1,016.74         8.33
Consumer Products Fund               1.64%        1,000.00           1,016.74         8.33
Electronics Fund                     1.65%        1,000.00           1,016.69         8.38
Energy Fund                          1.64%        1,000.00           1,016.74         8.33
Energy Services Fund                 1.65%        1,000.00           1,016.69         8.38
Financial Services Fund              1.66%        1,000.00           1,016.64         8.43
Health Care Fund                     1.64%        1,000.00           1,016.74         8.33
Internet Fund                        1.76%        1,000.00           1,016.13         8.93
Leisure Fund                         1.63%        1,000.00           1,016.79         8.27
Precious Metals Fund                 1.67%        1,000.00           1,016.59         8.48
Real Estate Fund                     1.63%        1,000.00           1,016.79         8.27
Retailing Fund                       1.62%        1,000.00           1,016.84         8.22
Technology Fund                      1.68%        1,000.00           1,016.54         8.53
Telecommunications Fund              1.67%        1,000.00           1,016.59         8.48
Transportation Fund                  1.67%        1,000.00           1,016.59         8.48
Utilities Fund                       1.64%        1,000.00           1,016.74         8.33

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE ADDITIONAL FEES CHARGED BY INSURANCE COMPANIES.

 ** THIS RATIO REPRESENTS GROSS EXPENSES, WHICH INCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

*** SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005--STRENGTHENING DOLLAR FUND, WEAKENING DOLLAR FUND, COMMODITIES FUND; NOVEMBER 29, 2005--CORE EQUITY FUND.

  +   ANNUALIZED


6 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the daily performance of the S&P 500 Index.

INCEPTION: May 7, 1997

Rydex Nova Fund's relation to the S&P 500 Index, which gained 4.91% in 2005, helped it earn a positive return in a year that was marked by record energy prices, the Fed's continual hiking of short-term interest rates, Hurricanes Katrina and Rita, and the ongoing military action in Iraq. Energy, health services and industrial services were the strongest sectors within the large-cap arena. Communications, consumer services and consumer durables were the weakest sectors.

Rydex Nova Fund returned 3.97% during 2005. For the year, the Fund achieved a daily correlation of more than 0.99 to its benchmark of 150% of the daily price performance of the S&P 500 Index. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The effects of compounding are described briefly on page 3 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

         CUMULATIVE FUND PERFORMANCE: MAY 7, 1997 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         DATE               NOVA FUND              S&P 500 INDEX
       --------             ---------              -------------
       05/07/97               10,000                  10,000
       06/30/97               10,970                  10,885
       09/30/97               11,950                  11,701
       12/31/97               12,210                  12,037
       03/31/98               14,190                  13,716
       06/30/98               14,570                  14,169
       09/30/98               12,070                  12,759
       12/31/98               15,880                  15,477
       03/31/99               16,600                  16,248
       06/30/99               18,070                  17,393
       09/30/99               16,182                  16,307
       12/31/99               19,577                  18,733
       03/31/00               19,893                  19,163
       06/30/00               18,575                  18,654
       09/30/00               18,051                  18,473
       12/31/00               15,602                  17,028
       03/31/01               12,592                  15,009
       06/30/01               13,535                  15,887
       09/30/01               10,424                  13,555
       12/31/01               11,923                  15,004
       03/31/02               11,882                  15,045
       06/30/02                9,434                  13,029
       09/30/02                6,909                  10,778
       12/31/02                7,664                  11,688
       03/31/03                7,131                  11,320
       06/30/03                8,788                  13,062
       09/30/03                9,084                  13,408
       12/31/03               10,667                  15,040
       03/31/04               10,978                  15,295
       06/30/04               11,200                  15,558
       09/30/04               10,762                  15,268
       12/31/04               12,227                  16,677
       03/31/05               11,739                  16,319
       06/30/05               11,901                  16,542
       09/30/05               12,489                  17,139
       12/31/05               12,712                  17,496

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                        ONE             FIVE          INCEPTION
                                        YEAR            YEAR          (05/07/97)
--------------------------------------------------------------------------------
NOVA FUND                               3.97%         -4.01%            2.81%
S&P 500 INDEX                           4.91%          0.54%            6.68%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                     NOVA FUND              S&P 500 INDEX
                                     ---------              -------------
OTHER                                   7.5%                    9.3%
FINANCIALS                             15.9%                   21.0%
INFORMATION TECHNOLOGY                 11.4%                   15.4%
HEALTH CARE                             9.9%                   13.3%
INDUSTRIALS                             8.5%                   11.3%
CONSUMER DISCRETIONARY                  8.1%                   10.7%
CONSUMER STAPLES                        7.2%                    9.4%
ENERGY                                  6.5%                    9.6%
FUTURES CONTRACTS                      48.8%
EQUITY INDEX SWAP AGREEMENTS           26.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
General Electric Co.                             2.7%
Exxon Mobil Corp.                                2.3%
Citigroup, Inc.                                  1.8%
Procter & Gamble Co.                             1.6%
Pfizer, Inc.                                     1.5%
Microsoft Corp.                                  1.3%
Intel Corp.                                      1.3%
Altria Group, Inc.                               1.1%
Cisco Systems, Inc.                              0.9%
Amgen, Inc.                                      0.9%
-----------------------------------------------------
Top Ten Total                                   15.4%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 7

--------------------------------------------------------------------------------

URSA FUND

OBJECTIVE: To provide investment results that will inversely correlate to the performance of the S&P 500 Index.

INCEPTION: June 9, 1997

In a year that was marked by record energy prices, the Fed's continual hiking of short-term interest rates, Hurricanes Katrina and Rita, and the ongoing military action in Iraq, the S&P 500 Index gained 4.91%. Rydex Ursa Fund, which aims to provide returns that are inverse of the daily price movement of the S&P 500 Index, returned -0.77% for the year.

During that same period, the Fund achieved a daily correlation of more than 0.97 to its benchmark of 100% of the inverse daily price performance of the S&P 500 Index. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The effects of compounding are described briefly on page 3 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

         CUMULATIVE FUND PERFORMANCE: JUNE 9, 1997 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         DATE                URSA FUND            S&P 500 INDEX
       --------              ---------            -------------
       06/09/97               10,000                 10,000
       06/30/97                9,786                 10,266
       09/30/97                9,028                 11,035
       12/31/97                8,622                 11,352
       03/31/98                7,618                 12,935
       06/30/98                7,425                 13,362
       09/30/98                8,098                 12,033
       12/31/98                6,731                 14,596
       03/31/99                6,432                 15,323
       06/30/99                5,994                 16,403
       09/30/99                6,465                 15,379
       12/31/99                5,717                 17,667
       03/31/00                5,610                 18,072
       06/30/00                5,856                 17,592
       09/30/00                6,025                 17,422
       12/31/00                6,635                 16,059
       03/31/01                7,593                 14,155
       06/30/01                7,234                 14,983
       09/30/01                8,466                 12,784
       12/31/01                7,629                 14,150
       03/31/02                7,581                 14,189
       06/30/02                8,697                 12,288
       09/30/02               10,237                 10,165
       12/31/02                9,280                 11,023
       03/31/03                9,477                 10,676
       06/30/03                8,177                 12,319
       09/30/03                7,932                 12,645
       12/31/03                7,086                 14,185
       03/31/04                6,927                 14,425
       06/30/04                6,792                 14,673
       09/30/04                6,927                 14,399
       12/31/04                6,363                 15,728
       03/31/05                6,547                 15,390
       06/30/05                6,522                 15,601
       09/30/05                6,350                 16,163
       12/31/05                6,314                 16,501

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                         SINCE
                                         ONE           FIVE            INCEPTION
                                         YEAR          YEAR           (06/09/97)
--------------------------------------------------------------------------------
URSA FUND                               -0.77%        -0.99%            -5.23%
S&P 500 INDEX                            4.91%         0.54%             6.02%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]




                                                         S&P 500
                                           URSA FUND      INDEX
                                           ---------     -------
OTHER                                                      9.3%
FINANCIALS                                                21.0%
INFORMATION TECHNOLOGY                                    15.4%
HEALTH CARE                                               13.3%
INDUSTRIALS                                               11.3%
CONSUMER DISCRETIONARY                                    10.7%
ENERGY                                                     9.6%
CONSUMER STAPLES                                           9.4%
FUTURES CONTRACTS SHORT SALES                -82.2%
EQUITY INDEX SWAP AGREEMENTS SHORT SALES     -16.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


8 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

OTC FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index.

INCEPTION: May 7, 1997

Investors entered 2005 with worries about decelerating global economic growth, rising interest rates, roaring oil prices and IT spending growth. The technology-heavy Nasdaq 100 Index was therefore under great pressure at the beginning of the year, declining by more than 12% in the first four months. After a strong November, the index was just 1.9% above zero line.

Although some of the sectors within the index (consumer staples, for example) outperformed in all four quarters, the index's major components--technology and consumer discretionary--performed poorly. Rydex OTC Fund returned 1.11% for the year.

          CUMULATIVE FUND PERFORMANCE: MAY 7, 1997 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                  NASDAQ 100
         DATE                 OTC FUND              INDEX
       --------               --------            ----------
       05/07/97               10,000                10,000
       06/30/97               10,400                10,528
       09/30/97               11,760                12,066
       12/31/97               10,650                10,896
       03/31/98               13,120                13,424
       06/30/98               14,360                14,708
       09/30/98               14,470                14,797
       12/31/98               19,570                20,192
       03/31/99               22,630                23,165
       06/30/99               24,630                25,259
       09/30/99               25,734                26,481
       12/31/99               39,399                40,777
       03/31/00               46,497                48,366
       06/30/00               39,685                41,393
       09/30/00               37,486                39,268
       12/31/00               24,354                25,753
       03/31/01               16,087                17,302
       06/30/01               18,700                20,128
       09/30/01               11,756                12,849
       12/31/01               15,788                17,344
       03/31/02               14,476                15,977
       06/30/02               10,401                11,563
       09/30/02                8,203                 9,156
       12/31/02                9,654                10,826
       03/31/03                9,964                11,203
       06/30/03               11,670                13,216
       09/30/03               12,513                14,338
       12/31/03               14,039                16,144
       03/31/04               13,729                15,819
       06/30/04               14,455                16,679
       09/30/04               13,409                15,537
       12/31/04               15,351                17,828
       03/31/05               14,007                16,304
       06/30/05               14,145                16,425
       09/30/05               15,159                17,614
       12/31/05               15,521                18,093

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                         SINCE
                                          ONE            FIVE          INCEPTION
                                          YEAR           YEAR         (05/07/97)
--------------------------------------------------------------------------------
OTC FUND                                  1.11%         -8.62%           5.21%
NASDAQ 100 INDEX                          1.90%         -6.61%           7.26%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                     OTC FUND           NASDAQ 100 INDEX
                                     --------           ----------------
OTHER                                  5.9%                   6.7%
INFORMATION TECHNOLOGY                56.0%                  60.7%
CONSUMER DISCRETIONARY                17.8%                  18.1%
HEALTH CARE                           14.8%                  14.1%
FUTURES CONTRACTS                      1.8%
EQUITY INDEX SWAP AGREEMENTS           3.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Qualcomm, Inc.                                   6.0%
Apple Computer, Inc.                             6.0%
Microsoft Corp.                                  5.7%
Intel Corp.                                      4.9%
Amgen, Inc.                                      3.7%
Cisco Systems, Inc.                              3.7%
eBay, Inc.                                       3.1%
Dell, Inc.                                       2.4%
Starbucks Corp.                                  2.3%
Oracle Corp.                                     1.9%
-----------------------------------------------------
Top Ten Total                                   39.7%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 9

--------------------------------------------------------------------------------

ARKTOS FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index.

INCEPTION: May 21, 2001

Although some of the sectors within the Nasdaq 100 Index (consumer staples, for example) outperformed in all four quarters, the index's major components--technology and consumer discretionary--performed poorly. This hurt the technology-heavy Nasdaq 100 Index. Rydex Arktos Fund, which seeks to provide investment returns that correspond to the inverse of the daily performance of the Nasdaq 100 Index, returned 1.27% for the year. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The effects of compounding are described briefly on page 3 of this report.

         CUMULATIVE FUND PERFORMANCE: MAY 21, 2001 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         DATE            ARKTOS FUND        NASDAQ 100 INDEX
       --------          -----------        ----------------
       05/21/01            10,000               10,000
       05/31/01            11,420                8,769
       06/30/01            11,132                8,917
       07/31/01            11,996                8,202
       08/31/01            13,576                7,160
       09/30/01            16,868                5,692
       10/31/01            13,972                6,649
       11/30/01            11,852                7,776
       12/31/01            11,792                7,683
       01/31/02            11,888                7,552
       02/28/02            13,432                6,622
       03/31/02            12,436                7,078
       04/30/02            14,028                6,222
       05/31/02            14,472                5,887
       06/30/02            16,440                5,122
       07/31/02            17,404                4,687
       08/31/02            17,428                4,591
       09/30/02            19,478                4,056
       10/31/02            16,074                4,821
       11/30/02            14,033                5,438
       12/31/02            15,783                4,796
       01/31/03            15,589                4,789
       02/28/03            15,092                4,919
       03/31/03            14,797                4,963
       04/30/03            13,555                5,389
       05/31/03            12,460                5,836
       06/30/03            12,387                5,855
       07/31/03            11,603                6,221
       08/31/03            11,013                6,534
       09/30/03            11,264                6,352
       10/31/03            10,324                6,901
       11/30/03            10,226                6,939
       12/31/03             9,885                7,152
       01/31/04             9,688                7,274
       02/29/04             9,820                7,164
       03/31/04            10,000                7,008
       04/30/04            10,214                6,827
       05/31/04             9,738                7,143
       06/30/04             9,401                7,389
       07/31/04            10,152                6,823
       08/31/04            10,361                6,668
       09/30/04            10,025                6,883
       10/31/04             9,504                7,243
       11/30/04             8,983                7,656
       12/31/04             8,716                7,898
       01/31/05             9,294                7,404
       02/28/05             9,348                7,362
       03/31/05             9,553                7,223
       04/30/05             9,972                6,922
       05/31/05             9,200                7,516
       06/30/05             9,528                7,276
       07/31/05             8,884                7,820
       08/31/05             9,044                7,706
       09/30/05             8,962                7,803
       10/31/05             9,126                7,694
       11/30/05             8,642                8,149
       12/31/05             8,827                8,015

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                       SINCE
                                                      ONE            INCEPTION
                                                      YEAR          (05/21/01)
--------------------------------------------------------------------------------
ARKTOS FUND                                           1.27%           -2.67%
NASDAQ 100 INDEX                                      1.90%           -4.46%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                     NASDAQ 100
                                      ARKTOS FUND      INDEX
                                      -----------    -----------
OTHER                                                   7.0%
INFORMATION TECHNOLOGY                                 60.7%
CONSUMER DISCRETIONARY                                 18.1%
HEALTH CARE                                            14.1%
FUTURES CONTRACTS SHORT SALES             -28.2%
EQUITY INDEX SWAP AGREEMENTS SHORT SALES  -71.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


10 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

TITAN 500 FUND

OBJECTIVE: Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

INCEPTION: October 1, 2001

In a year that was marked by record energy prices, the Fed's continual hiking of short-term interest rates, Hurricanes Katrina and Rita, and the ongoing military action in Iraq, the S&P 500 Index gained 4.91%. Rydex Titan 500 Fund, which aims to provide returns that correspond to 200% of the daily price movement of the S&P 500 Index, returned 3.38% for the year. It achieved a daily correlation of more than 0.99 to its benchmark of 200% of the daily price performance of the S&P 500 Index. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The effects of compounding are described briefly on page 3 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

    CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         DATE          TITAN 500 FUND         S&P 500 INDEX
       --------        --------------         -------------
       10/01/01            10,000                10,000
       10/31/01            10,356                10,214
       11/30/01            11,824                10,998
       12/31/01            11,948                11,094
       01/31/02            11,496                10,932
       02/28/02            11,048                10,721
       03/31/02            11,724                11,124
       04/30/02            10,276                10,450
       05/31/02            10,020                10,373
       06/30/02             8,432                 9,634
       07/31/02             7,084                 8,883
       08/31/02             7,092                 8,942
       09/30/02             5,577                 7,970
       10/31/02             6,544                 8,671
       11/30/02             7,317                 9,182
       12/31/02             6,451                 8,642
       01/31/03             6,042                 8,416
       02/28/03             5,822                 8,289
       03/31/03             5,866                 8,370
       04/30/03             6,812                 9,059
       05/31/03             7,558                 9,537
       06/30/03             7,698                 9,658
       07/31/03             7,923                 9,829
       08/31/03             8,236                10,020
       09/30/03             8,007                 9,914
       10/31/03             8,921                10,475
       11/30/03             9,142                10,567
       12/31/03             9,996                11,121
       01/31/04            10,357                11,325
       02/29/04            10,616                11,483
       03/31/04            10,241                11,309
       04/30/04             9,885                11,132
       05/31/04            10,126                11,285
       06/30/04            10,464                11,504
       07/31/04             9,741                11,123
       08/31/04             9,783                11,168
       09/30/04             9,936                11,289
       10/31/04            10,188                11,462
       11/30/04            10,984                11,926
       12/31/04            11,685                12,331
       01/31/05            11,066                12,031
       02/28/05            11,491                12,284
       03/31/05            11,031                12,066
       04/30/05            10,560                11,838
       05/31/05            11,196                12,214
       06/30/05            11,167                12,232
       07/31/05            11,968                12,686
       08/31/05            11,679                12,571
       09/30/05            11,811                12,672
       10/31/05            11,337                12,461
       11/30/05            12,159                12,933
       12/31/05            12,080                12,937

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                        ONE           INCEPTION
                                                        YEAR          (10/01/01)
--------------------------------------------------------------------------------
TITAN 500 FUND                                          3.38%            4.55%
S&P 500 INDEX                                           4.91%            6.25%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]


                                       TITAN 500 FUND      S&P 500 INDEX
                                       --------------      -------------
OTHER                                       6.3%                9.3%
FINANCIALS                                 15.7%               21.0%
INFORMATION TECHNOLOGY                     11.1%               15.4%
HEALTH CARE                                 9.8%               13.3%
INDUSTRIALS                                 9.0%               10.7%
CONSUMER DISCRETIONARY                      8.0%               11.3%
CONSUMER STAPLES                            7.1%                9.6%
ENERGY                                      6.9%                9.4%
FUTURES CONTRACTS                          66.1%
EQUITY INDEX SWAP AGREEMENTS               59.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
General Electric Co.                             2.4%
Exxon Mobil Corp.                                2.3%
Citigroup, Inc.                                  1.6%
Microsoft Corp.                                  1.6%
Procter & Gamble Co.                             1.3%
Bank of America Corp.                            1.2%
Johnson & Johnson, Inc.                          1.2%
American International Group, Inc.               1.2%
Pfizer, Inc.                                     1.1%
Altria Group, Inc.                               1.0%
-----------------------------------------------------
Top Ten Total                                   14.9%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 11

--------------------------------------------------------------------------------

VELOCITY 100 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index.

INCEPTION: October 1, 2001

Investors entered 2005 with worries about decelerating global economic growth, rising interest rates, roaring oil prices, and IT spending growth. All the macro concerns above came true with different extents throughout the year.

The Nasdaq 100 Index declined by more than 12% in the first four months. After a strong November, the index was just 1.9% above zero line. For the year, it returned 1.90%.

Some of the index's components--consumer staples, pharmaceuticals and health care--performed well during the year. But others--consumer discretionary, for instance, performed poorly. Technology, which makes up the largest part of the index, went through a bumpy year and rose slightly. Rydex Velocity 100 Fund returned -3.03% for the year. It achieved a daily correlation of more than 0.99 to its benchmark of 200% of the daily price performance of the Nasdaq 100 Index. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The effects of compounding are described briefly on page 3 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2005

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

         DATE          VELOCITY 100 FUND        NASDAQ 100 INDEX
       --------        -----------------        ----------------

       10/01/01             10,000                   10,000
       10/31/01             12,912                   11,855
       11/30/01             17,148                   13,864
       12/31/01             15,588                   13,699
       01/31/02             14,860                   13,465
       02/28/02             11,212                   11,807
       03/31/02             12,532                   12,620
       04/30/02              9,540                   11,093
       05/31/02              8,340                   10,496
       06/30/02              6,208                    9,133
       07/31/02              5,040                    8,357
       08/31/02              4,708                    8,186
       09/30/02              3,584                    7,232
       10/31/02              4,984                    8,595
       11/30/02              6,208                    9,695
       12/31/02              4,760                    8,551
       01/31/03              4,676                    8,539
       02/28/03              4,896                    8,771
       03/31/03              4,940                    8,848
       04/30/03              5,764                    9,608
       05/31/03              6,680                   10,405
       06/30/03              6,676                   10,438
       07/31/03              7,432                   11,092
       08/31/03              8,140                   11,650
       09/30/03              7,612                   11,324
       10/31/03              8,920                   12,303
       11/30/03              8,976                   12,371
       12/31/03              9,455                   12,751
       01/31/04              9,738                   12,969
       02/29/04              9,420                   12,772
       03/31/04              8,946                   12,494
       04/30/04              8,459                   12,173
       05/31/04              9,233                   12,736
       06/30/04              9,803                   13,174
       07/31/04              8,280                   12,164
       08/31/04              7,862                   11,889
       09/30/04              8,329                   12,271
       10/31/04              9,166                   12,914
       11/30/04             10,200                   13,650
       12/31/04             10,798                   14,082
       01/31/05              9,442                   13,200
       02/28/05              9,302                   13,125
       03/31/05              8,904                   12,878
       04/30/05              8,119                   12,341
       05/31/05              9,540                   13,400
       06/30/05              8,900                   12,973
       07/31/05             10,232                   13,943
       08/31/05              9,896                   13,739
       09/30/05             10,088                   13,912
       10/31/05              9,737                   13,717
       11/30/05             10,887                   14,528
       12/31/05             10,471                   14,291

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                     ONE              INCEPTION
                                                     YEAR             (10/01/01)
--------------------------------------------------------------------------------
VELOCITY 100 FUND                                   -3.03%               1.09%
NASDAQ 100 INDEX                                     1.90%               9.02%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                         NASDAQ 100
                                VELOCITY 100 FUND          INDEX
                                -----------------        ----------

OTHER                                   5.5%                7.0%
INFORMATION TECHNOLOGY                 48.2%               60.7%
CONSUMER DISCRETIONARY                 14.9%               18.1%
HEALTH CARE                            11.6%               14.1%
FUTURES CONTRACTS                      10.2%
EQUITY INDEX SWAP AGREEMENTS          109.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Microsoft Corp.                                  5.5%
Qualcomm, Inc.                                   4.9%
Apple Computer, Inc.                             4.8%
Intel Corp.                                      3.0%
Google, Inc. -- Class A                          2.8%
Amgen, Inc.                                      2.6%
eBay, Inc.                                       2.6%
Cisco Systems, Inc.                              2.2%
Starbucks Corp.                                  1.8%
Yahoo!, Inc.                                     1.5%
-----------------------------------------------------
Top Ten Total                                   31.7%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

MEDIUS FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index.

INCEPTION: October 1, 2001

In the five previous years, mid-cap stocks outperformed large-cap stocks, and 2005 provided more of the same. The S&P MidCap 400 Index gained 12.56% in 2005, easily outdistancing larger-cap indices such as the S&P 500 Index. Mid-cap energy stocks performed well, gaining 52.01%. Sector performance among mid-caps was strong, with four sectors posting positive double-digit returns. Only the telecommunications sector struggled, losing 9.94%. Strong earnings growth and a resilient economy contributed to the performance of mid-caps. Rydex Medius Fund returned 14.07% for the year. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The effects of compounding are described briefly on page 3 of this report.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                       S&P MIDCAP
         DATE      MEDIUS FUND         400 INDEX
       --------    -----------         ----------
       10/01/01      10,000              10,000
       10/31/01      10,848              10,633
       11/30/01      11,920              11,424
       12/31/01      12,667              12,015
       01/31/02      12,569              11,952
       02/28/02      12,618              11,967
       03/31/02      13,876              12,822
       04/30/02      13,860              12,763
       05/31/02      13,519              12,547
       06/30/02      12,017              11,629
       07/31/02      10,374              10,502
       08/31/02      10,297              10,555
       09/30/02       8,973               9,705
       10/31/02       9,512              10,125
       11/30/02      10,315              10,711
       12/31/02       9,571              10,271
       01/31/03       9,157               9,971
       02/28/03       8,806               9,733
       03/31/03       8,823               9,816
       04/30/03       9,749              10,528
       05/31/03      11,074              11,401
       06/30/03      11,241              11,546
       07/31/03      11,769              11,956
       08/31/03      12,539              12,498
       09/30/03      12,297              12,307
       10/31/03      13,659              13,237
       11/30/03      14,316              13,698
       12/31/03      14,589              13,929
       01/31/04      15,049              14,231
       02/29/04      15,551              14,573
       03/31/04      15,651              14,635
       04/30/04      14,831              14,155
       05/31/04      15,197              14,448
       06/30/04      15,704              14,777
       07/31/04      14,530              14,087
       08/31/04      14,418              14,051
       09/30/04      15,063              14,467
       10/31/04      15,466              14,698
       11/30/04      16,865              15,574
       12/31/04      17,820              16,226
       01/31/05      17,107              15,811
       02/28/05      17,934              16,342
       03/31/05      17,652              16,161
       04/30/05      16,455              15,533
       05/31/05      17,887              16,468
       06/30/05      18,499              16,850
       07/31/05      19,972              17,735
       08/31/05      19,582              17,537
       09/30/05      19,747              17,672
       10/31/05      18,999              17,292
       11/30/05      20,280              18,137
       12/31/05      20,327              18,263

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                         SINCE
                                                     ONE               INCEPTION
                                                     YEAR             (10/01/01)
--------------------------------------------------------------------------------
MEDIUS FUND                                         14.07%              18.17%
S&P MIDCAP 400 INDEX                                12.56%              15.23%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                     MEDIUS FUND        S&P MIDCAP 400 INDEX
                                     -----------        --------------------
OTHER                                    6.3%                   6.8%
FINANCIALS                              15.4%                  18.5%
CONSUMER DISCRETIONARY                  14.1%                  16.0%
INFORMATION TECHNOLOGY                  13.6%                  16.3%
INDUSTRIALS                             11.4%                  12.9%
HEALTH CARE                              9.4%                  11.7%
ENERGY                                   7.8%                  10.2%
UTILITIES                                6.2%                   7.4%
FUTURES CONTRACTS                       20.1%
EQUITY INDEX SWAP AGREEMENTS            46.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Omnicare, Inc.                                   1.1%
SanDisk Corp.                                    1.1%
Legg Mason, Inc.                                 1.0%
Radian Group, Inc.                               1.0%
Peabody Energy Corp.                             0.9%
Dun & Bradstreet Corp.                           0.9%
Wisconsin Energy Corp.                           0.9%
Lam Research Corp.                               0.9%
Equitable Resources, Inc.                        0.9%
SCANA Corp.                                      0.9%
-----------------------------------------------------
Top Ten Total                                    9.6%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 13

--------------------------------------------------------------------------------

INVERSE MID-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index.

INCEPTION: May 3, 2004

For the sixth year in a row, mid-cap stocks outperformed large-cap stocks. Because Rydex Inverse Mid-Cap Fund seeks to provide investment results that inversely correspond to the daily performance of the S&P MidCap 400 Index, mid-cap outperformance was not good news for the Fund. The Fund returned -8.16% for the year. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The effects of compounding are described briefly on page 3 of this report.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                           S&P MIDCAP 400
         DATE      INVERSE MID-CAP FUND        INDEX
       --------    --------------------    --------------
       05/03/04           10,000               10,000
       05/04/04            9,988               10,023
       05/05/04            9,922               10,073
       05/06/04           10,042                9,955
       05/07/04           10,258                9,742
       05/08/04           10,258                9,742
       05/09/04           10,258                9,742
       05/10/04           10,436                9,577
       05/11/04           10,282                9,702
       05/12/04           10,308                9,677
       05/13/04           10,298                9,689
       05/14/04           10,338                9,660
       05/15/04           10,338                9,660
       05/16/04           10,338                9,660
       05/17/04           10,450                9,546
       05/18/04           10,356                9,633
       05/19/04           10,380                9,607
       05/20/04           10,378                9,611
       05/21/04           10,320                9,660
       05/22/04           10,320                9,660
       05/23/04           10,320                9,660
       05/24/04           10,212                9,760
       05/25/04           10,018                9,948
       05/26/04            9,962               10,008
       05/27/04            9,916               10,063
       05/28/04            9,866               10,114
       05/29/04            9,866               10,114
       05/30/04            9,866               10,114
       05/31/04            9,866               10,114
       06/01/04            9,822               10,145
       06/02/04            9,838               10,145
       06/03/04            9,972               10,003
       06/04/04            9,894               10,074
       06/05/04            9,894               10,074
       06/06/04            9,894               10,074
       06/07/04            9,738               10,245
       06/08/04            9,746               10,228
       06/09/04            9,874               10,103
       06/10/04            9,830               10,129
       06/11/04            9,830               10,129
       06/12/04            9,830               10,129
       06/13/04            9,830               10,129
       06/14/04            9,970                9,985
       06/15/04            9,830               10,110
       06/16/04            9,832               10,129
       06/17/04            9,828               10,122
       06/18/04            9,864               10,123
       06/19/04            9,864               10,123
       06/20/04            9,864               10,123
       06/21/04            9,864               10,096
       06/22/04            9,798               10,152
       06/23/04            9,712               10,243
       06/24/04            9,740               10,227
       06/25/04            9,686               10,274
       06/26/04            9,686               10,274
       06/27/04            9,686               10,274
       06/28/04            9,746               10,221
       06/29/04            9,714               10,251
       06/30/04            9,636               10,344
       07/01/04            9,760               10,215
       07/02/04            9,768               10,193
       07/03/04            9,768               10,193
       07/04/04            9,768               10,193
       07/05/04            9,768               10,193
       07/06/04            9,898               10,053
       07/07/04            9,880               10,082
       07/08/04           10,002                9,960
       07/09/04            9,936               10,008
       07/10/04            9,936               10,008
       07/11/04            9,936               10,008
       07/12/04            9,988                9,983
       07/13/04            9,978                9,993
       07/14/04           10,012                9,960
       07/15/04            9,954               10,011
       07/16/04           10,012                9,942
       07/17/04           10,012                9,942
       07/18/04           10,012                9,942
       07/19/04           10,020                9,951
       07/20/04            9,888               10,069
       07/21/04           10,096                9,864
       07/22/04           10,104                9,845
       07/23/04           10,240                9,730
       07/24/04           10,240                9,730
       07/25/04           10,240                9,730
       07/26/04           10,332                9,645
       07/27/04           10,186                9,775
       07/28/04           10,240                9,726
       07/29/04           10,094                9,853
       07/30/04           10,102                9,861
       07/31/04           10,102                9,861
       08/01/04           10,102                9,861
       08/02/04           10,076                9,877
       08/03/04           10,204                9,770
       08/04/04           10,234                9,737
       08/05/04           10,416                9,554
       08/06/04           10,600                9,398
       08/07/04           10,600                9,398
       08/08/04           10,600                9,398
       08/09/04           10,588                9,414
       08/10/04           10,408                9,566
       08/11/04           10,480                9,507
       08/12/04           10,630                9,375
       08/13/04           10,630                9,368
       08/14/04           10,630                9,368
       08/15/04           10,630                9,368
       08/16/04           10,456                9,523
       08/17/04           10,404                9,566
       08/18/04           10,252                9,707
       08/19/04           10,330                9,642
       08/20/04           10,190                9,769
       08/21/04           10,190                9,769
       08/22/04           10,190                9,769
       08/23/04           10,246                9,715
       08/24/04           10,234                9,731
       08/25/04           10,128                9,821
       08/26/04           10,136                9,825
       08/27/04           10,082                9,874
       08/28/04           10,082                9,874
       08/29/04           10,082                9,874
       08/30/04           10,200                9,760
       08/31/04           10,122                9,835
       09/01/04           10,042                9,917
       09/02/04            9,952               10,006
       09/03/04           10,002                9,959
       09/04/04           10,002                9,959
       09/05/04           10,002                9,959
       09/06/04           10,002                9,959
       09/07/04            9,928               10,033
       09/08/04           10,024                9,939
       09/09/04            9,950               10,010
       09/10/04            9,910               10,050
       09/11/04            9,910               10,050
       09/12/04            9,910               10,050
       09/13/04            9,848               10,114
       09/14/04            9,870               10,090
       09/15/04            9,926               10,036
       09/16/04            9,858               10,105
       09/17/04            9,864               10,104
       09/18/04            9,864               10,104
       09/19/04            9,864               10,104
       09/20/04            9,906               10,059
       09/21/04            9,822               10,142
       09/22/04            9,946               10,020
       09/23/04            9,970                9,989
       09/24/04            9,926               10,044
       09/25/04            9,926               10,044
       09/26/04            9,926               10,044
       09/27/04           10,014                9,946
       09/28/04            9,946               10,015
       09/29/04            9,906               10,055
       09/30/04            9,842               10,126
       10/01/04            9,694               10,274
       10/02/04            9,694               10,274
       10/03/04            9,694               10,274
       10/04/04            9,666               10,305
       10/05/04            9,694               10,280
       10/06/04            9,632               10,346
       10/07/04            9,752               10,217
       10/08/04            9,824               10,145
       10/09/04            9,824               10,145
       10/10/04            9,824               10,145
       10/11/04            9,812               10,148
       10/12/04            9,854               10,116
       10/13/04            9,934               10,032
       10/14/04           10,002                9,956
       10/15/04            9,962                9,996
       10/16/04            9,962                9,996
       10/17/04            9,962                9,996
       10/18/04            9,914               10,045
       10/19/04            9,986                9,972
       10/20/04            9,938               10,016
       10/21/04            9,848               10,113
       10/22/04            9,940               10,022
       10/23/04            9,940               10,022
       10/24/04            9,940               10,022
       10/25/04            9,910               10,051
       10/26/04            9,826               10,120
       10/27/04            9,690               10,277
       10/28/04            9,704               10,266
       10/29/04            9,688               10,289
       10/30/04            9,688               10,289
       10/31/04            9,688               10,289
       11/01/04            9,688               10,290
       11/02/04            9,700               10,277
       11/03/04            9,564               10,416
       11/04/04            9,428               10,567
       11/05/04            9,404               10,595
       11/06/04            9,404               10,595
       11/07/04            9,404               10,595
       11/08/04            9,436               10,558
       11/09/04            9,406               10,595
       11/10/04            9,384               10,622
       11/11/04            9,296               10,724
       11/12/04            9,192               10,844
       11/13/04            9,192               10,844
       11/14/04            9,192               10,844
       11/15/04            9,200               10,836
       11/16/04            9,258               10,771
       11/17/04            9,180               10,860
       11/18/04            9,190               10,852
       11/19/04            9,298               10,726
       11/20/04            9,298               10,726
       11/21/04            9,298               10,726
       11/22/04            9,224               10,807
       11/23/04            9,188               10,852
       11/24/04            9,108               10,946
       11/25/04            9,108               10,946
       11/26/04            9,106               10,954
       11/27/04            9,106               10,954
       11/28/04            9,106               10,954
       11/29/04            9,128               10,931
       11/30/04            9,152               10,901
       12/01/04            9,032               11,046
       12/02/04            9,070               11,001
       12/03/04            9,050               11,031
       12/04/04            9,050               11,031
       12/05/04            9,050               11,031
       12/06/04            9,076               11,000
       12/07/04            9,200               10,846
       12/08/04            9,142               10,913
       12/09/04            9,108               10,961
       12/10/04            9,098               10,974
       12/11/04            9,098               10,974
       12/12/04            9,098               10,974
       12/13/04            9,032               11,052
       12/14/04            8,946               11,156
       12/15/04            8,896               11,226
       12/16/04            8,950               11,157
       12/17/04            8,958               11,154
       12/18/04            8,958               11,154
       12/19/04            8,958               11,154
       12/20/04            8,990               11,103
       12/21/04            8,900               11,220
       12/22/04            8,866               11,258
       12/23/04            8,860               11,271
       12/24/04            8,860               11,271
       12/25/04            8,860               11,271
       12/26/04            8,860               11,271
       12/27/04            8,924               11,203
       12/28/04            8,816               11,340
       12/29/04            8,800               11,351
       12/30/04            8,794               11,378
       12/31/04            8,806               11,358
       01/01/05            8,806               11,358
       01/02/05            8,806               11,358
       01/03/05            8,950               11,167
       01/04/05            9,088               10,994
       01/05/05            9,190               10,875
       01/06/05            9,150               10,926
       01/07/05            9,188               10,870
       01/08/05            9,188               10,870
       01/09/05            9,188               10,870
       01/10/05            9,140               10,932
       01/11/05            9,196               10,867
       01/12/05            9,176               10,894
       01/13/05            9,188               10,874
       01/14/05            9,114               10,969
       01/15/05            9,114               10,969
       01/16/05            9,114               10,969
       01/17/05            9,114               10,969
       01/18/05            9,030               11,070
       01/19/05            9,114               10,970
       01/20/05            9,160               10,916
       01/21/05            9,206               10,856
       01/22/05            9,206               10,856
       01/23/05            9,206               10,856
       01/24/05            9,260               10,790
       01/25/05            9,242               10,813
       01/26/05            9,146               10,923
       01/27/05            9,120               10,959
       01/28/05            9,168               10,908
       01/29/05            9,168               10,908
       01/30/05            9,168               10,908
       01/31/05            9,034               11,068
       02/01/05            8,964               11,151
       02/02/05            8,920               11,209
       02/03/05            8,938               11,187
       02/04/05            8,816               11,341
       02/05/05            8,816               11,341
       02/06/05            8,816               11,341
       02/07/05            8,830               11,318
       02/08/05            8,806               11,354
       02/09/05            8,918               11,205
       02/10/05            8,890               11,245
       02/11/05            8,798               11,361
       02/12/05            8,798               11,361
       02/13/05            8,798               11,361
       02/14/05            8,798               11,363
       02/15/05            8,780               11,387
       02/16/05            8,742               11,439
       02/17/05            8,808               11,354
       02/18/05            8,822               11,341
       02/19/05            8,822               11,341
       02/20/05            8,822               11,341
       02/21/05            8,822               11,341
       02/22/05            8,968               11,157
       02/23/05            8,916               11,221
       02/24/05            8,802               11,362
       02/25/05            8,692               11,498
       02/26/05            8,692               11,498
       02/27/05            8,692               11,498
       02/28/05            8,748               11,439
       03/01/05            8,670               11,536
       03/02/05            8,678               11,530
       03/03/05            8,684               11,523
       03/04/05            8,592               11,650
       03/05/05            8,592               11,650
       03/06/05            8,592               11,650
       03/07/05            8,548               11,708
       03/08/05            8,616               11,617
       03/09/05            8,708               11,493
       03/10/05            8,726               11,475
       03/11/05            8,722               11,473
       03/12/05            8,722               11,473
       03/13/05            8,722               11,473
       03/14/05            8,656               11,559
       03/15/05            8,702               11,507
       03/16/05            8,778               11,407
       03/17/05            8,766               11,431
       03/18/05            8,814               11,386
       03/19/05            8,814               11,386
       03/20/05            8,814               11,386
       03/21/05            8,812               11,366
       03/22/05            8,866               11,312
       03/23/05            8,928               11,229
       03/24/05            8,910               11,248
       03/25/05            8,910               11,248
       03/26/05            8,910               11,248
       03/27/05            8,910               11,248
       03/28/05            8,896               11,254
       03/29/05            9,000               11,129
       03/30/05            8,902               11,267
       03/31/05            8,874               11,312
       04/01/05            8,896               11,275
       04/02/05            8,896               11,275
       04/03/05            8,896               11,275
       04/04/05            8,888               11,291
       04/05/05            8,860               11,303
       04/06/05            8,854               11,324
       04/07/05            8,820               11,376
       04/08/05            8,912               11,258
       04/09/05            8,912               11,258
       04/10/05            8,912               11,258
       04/11/05            8,948               11,218
       04/12/05            8,906               11,275
       04/13/05            9,026               11,124
       04/14/05            9,154               10,966
       04/15/05            9,316               10,777
       04/16/05            9,316               10,777
       04/17/05            9,316               10,777
       04/18/05            9,260               10,843
       04/19/05            9,140               10,980
       04/20/05            9,284               10,807
       04/21/05            9,122               11,000
       04/22/05            9,202               10,900
       04/23/05            9,202               10,900
       04/24/05            9,202               10,900
       04/25/05            9,082               11,040
       04/26/05            9,178               10,927
       04/27/05            9,174               10,935
       04/28/05            9,292               10,795
       04/29/05            9,230               10,873
       04/30/05            9,230               10,873
       05/01/05            9,230               10,873
       05/02/05            9,158               10,954
       05/03/05            9,190               10,917
       05/04/05            9,068               11,065
       05/05/05            9,048               11,092
       05/06/05            9,024               11,125
       05/07/05            9,024               11,125
       05/08/05            9,024               11,125
       05/09/05            8,974               11,186
       05/10/05            9,040               11,108
       05/11/05            9,002               11,154
       05/12/05            9,128               11,001
       05/13/05            9,182               10,937
       05/14/05            9,182               10,937
       05/15/05            9,182               10,937
       05/16/05            9,064               11,081
       05/17/05            8,986               11,175
       05/18/05            8,844               11,355
       05/19/05            8,804               11,405
       05/20/05            8,812               11,401
       05/21/05            8,812               11,401
       05/22/05            8,812               11,401
       05/23/05            8,754               11,475
       05/24/05            8,764               11,466
       05/25/05            8,830               11,378
       05/26/05            8,746               11,491
       05/27/05            8,716               11,526
       05/28/05            8,716               11,526
       05/29/05            8,716               11,526
       05/30/05            8,716               11,526
       05/31/05            8,724               11,527
       06/01/05            8,652               11,622
       06/02/05            8,616               11,670
       06/03/05            8,670               11,607
       06/04/05            8,670               11,607
       06/05/05            8,670               11,607
       06/06/05            8,634               11,652
       06/07/05            8,634               11,656
       06/08/05            8,672               11,606
       06/09/05            8,608               11,697
       06/10/05            8,606               11,688
       06/11/05            8,606               11,688
       06/12/05            8,606               11,688
       06/13/05            8,576               11,735
       06/14/05            8,544               11,777
       06/15/05            8,522               11,812
       06/16/05            8,452               11,915
       06/17/05            8,440               11,935
       06/18/05            8,440               11,935
       06/19/05            8,440               11,935
       06/20/05            8,466               11,897
       06/21/05            8,490               11,859
       06/22/05            8,480               11,870
       06/23/05            8,562               11,764
       06/24/05            8,654               11,645
       06/25/05            8,654               11,645
       06/26/05            8,654               11,645
       06/27/05            8,640               11,665
       06/28/05            8,526               11,811
       06/29/05            8,508               11,844
       06/30/05            8,544               11,795
       07/01/05            8,488               11,881
       07/02/05            8,488               11,881
       07/03/05            8,488               11,881
       07/04/05            8,488               11,881
       07/05/05            8,406               11,995
       07/06/05            8,464               11,919
       07/07/05            8,436               11,963
       07/08/05            8,336               12,105
       07/09/05            8,336               12,105
       07/10/05            8,336               12,105
       07/11/05            8,266               12,205
       07/12/05            8,256               12,223
       07/13/05            8,282               12,189
       07/14/05            8,308               12,149
       07/15/05            8,298               12,169
       07/16/05            8,298               12,169
       07/17/05            8,298               12,169
       07/18/05            8,320               12,140
       07/19/05            8,230               12,271
       07/20/05            8,186               12,343
       07/21/05            8,268               12,222
       07/22/05            8,194               12,330
       07/23/05            8,194               12,330
       07/24/05            8,194               12,330
       07/25/05            8,242               12,260
       07/26/05            8,216               12,303
       07/27/05            8,194               12,333
       07/28/05            8,122               12,446
       07/29/05            8,146               12,414
       07/30/05            8,146               12,414
       07/31/05            8,146               12,414
       08/01/05            8,142               12,427
       08/02/05            8,098               12,495
       08/03/05            8,120               12,462
       08/04/05            8,196               12,346
       08/05/05            8,290               12,212
       08/06/05            8,290               12,212
       08/07/05            8,290               12,212
       08/08/05            8,334               12,150
       08/09/05            8,302               12,193
       08/10/05            8,296               12,210
       08/11/05            8,236               12,298
       08/12/05            8,260               12,274
       08/13/05            8,260               12,274
       08/14/05            8,260               12,274
       08/15/05            8,242               12,298
       08/16/05            8,356               12,132
       08/17/05            8,360               12,129
       08/18/05            8,376               12,102
       08/19/05            8,364               12,125
       08/20/05            8,364               12,125
       08/21/05            8,364               12,125
       08/22/05            8,338               12,159
       08/23/05            8,362               12,129
       08/24/05            8,374               12,115
       08/25/05            8,344               12,159
       08/26/05            8,430               12,045
       08/27/05            8,430               12,045
       08/28/05            8,430               12,045
       08/29/05            8,376               12,127
       08/30/05            8,404               12,079
       08/31/05            8,272               12,276
       09/01/05            8,272               12,276
       09/02/05            8,326               12,209
       09/03/05            8,326               12,209
       09/04/05            8,326               12,209
       09/05/05            8,326               12,209
       09/06/05            8,228               12,341
       09/07/05            8,198               12,398
       09/08/05            8,240               12,337
       09/09/05            8,176               12,436
       09/10/05            8,176               12,436
       09/11/05            8,176               12,436
       09/12/05            8,178               12,442
       09/13/05            8,236               12,353
       09/14/05            8,272               12,301
       09/15/05            8,272               12,299
       09/16/05            8,240               12,358
       09/17/05            8,240               12,358
       09/18/05            8,240               12,358
       09/19/05            8,282               12,290
       09/20/05            8,360               12,179
       09/21/05            8,468               12,022
       09/22/05            8,452               12,049
       09/23/05            8,418               12,099
       09/24/05            8,418               12,099
       09/25/05            8,418               12,099
       09/26/05            8,370               12,165
       09/27/05            8,384               12,154
       09/28/05            8,398               12,134
       09/29/05            8,294               12,286
       09/30/05            8,240               12,370
       10/01/05            8,240               12,370
       10/02/05            8,240               12,370
       10/03/05            8,190               12,441
       10/04/05            8,280               12,312
       10/05/05            8,474               12,025
       10/06/05            8,550               11,916
       10/07/05            8,518               11,968
       10/08/05            8,518               11,968
       10/09/05            8,518               11,968
       10/10/05            8,580               11,880
       10/11/05            8,632               11,813
       10/12/05            8,746               11,661
       10/13/05            8,788               11,611
       10/14/05            8,670               11,767
       10/15/05            8,670               11,767
       10/16/05            8,670               11,767
       10/17/05            8,630               11,822
       10/18/05            8,738               11,678
       10/19/05            8,622               11,838
       10/20/05            8,738               11,681
       10/21/05            8,664               11,787
       10/22/05            8,664               11,787
       10/23/05            8,664               11,787
       10/24/05            8,498               12,016
       10/25/05            8,518               11,989
       10/26/05            8,562               11,930
       10/27/05            8,714               11,722
       10/28/05            8,576               11,916
       10/29/05            8,576               11,916
       10/30/05            8,576               11,916
       10/31/05            8,442               12,104
       11/01/05            8,430               12,107
       11/02/05            8,298               12,319
       11/03/05            8,270               12,361
       11/04/05            8,286               12,345
       11/05/05            8,286               12,345
       11/06/05            8,286               12,345
       11/07/05            8,270               12,374
       11/08/05            8,330               12,285
       11/09/05            8,298               12,338
       11/10/05            8,258               12,399
       11/11/05            8,232               12,442
       11/12/05            8,232               12,442
       11/13/05            8,232               12,442
       11/14/05            8,228               12,449
       11/15/05            8,274               12,382
       11/16/05            8,264               12,400
       11/17/05            8,150               12,577
       11/18/05            8,128               12,608
       11/19/05            8,128               12,608
       11/20/05            8,128               12,608
       11/21/05            8,064               12,715
       11/22/05            8,014               12,798
       11/23/05            8,002               12,823
       11/24/05            8,002               12,823
       11/25/05            7,988               12,850
       11/26/05            7,988               12,850
       11/27/05            7,988               12,850
       11/28/05            8,132               12,644
       11/29/05            8,102               12,695
       11/30/05            8,106               12,696
       12/01/05            7,974               12,900
       12/02/05            7,978               12,899
       12/03/05            7,978               12,899
       12/04/05            7,978               12,899
       12/05/05            8,012               12,845
       12/06/05            8,018               12,842
       12/07/05            8,052               12,790
       12/08/05            8,030               12,828
       12/09/05            7,994               12,889
       12/10/05            7,994               12,889
       12/11/05            7,994               12,889
       12/12/05            7,986               12,900
       12/13/05            7,976               12,920
       12/14/05            7,942               12,978
       12/15/05            7,982               12,916
       12/16/05            8,028               12,850
       12/17/05            8,028               12,850
       12/18/05            8,028               12,850
       12/19/05            8,118               12,707
       12/20/05            8,092               12,746
       12/21/05            8,038               12,837
       12/22/05            7,988               12,918
       12/23/05            7,966               12,961
       12/24/05            7,966               12,961
       12/25/05            7,966               12,961
       12/26/05            7,966               12,961
       12/27/05            8,065               12,802
       12/28/05            8,013               12,888
       12/29/05            8,040               12,856
       12/30/05            8,087               12,784
       12/31/05            8,087               12,784

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                    ONE               INCEPTION
                                                    YEAR              (05/03/04)
--------------------------------------------------------------------------------
INVERSE MID-CAP FUND                               -8.16%              -11.98%
S&P MIDCAP 400 INDEX                               12.56%               15.91%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                INVERSE MID-CAP FUND     S&P MIDCAP 400 INDEX
                                --------------------     --------------------
OTHER                                                            6.8%
FINANCIALS                                                      18.5%
INFORMATION TECHNOLOGY                                          16.3%
CONSUMER DISCRETIONARY                                          16.0%
INDUSTRIALS                                                     12.9%
HEALTH CARE                                                     11.7%
ENERGY                                                          10.2%
UTILITIES                                                        7.4%
FUTURES CONTRACTS SHORT SALES               -23.5%
EQUITY INDEX SWAP AGREEMENTS SHORT SALES    -78.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


14 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

MEKROS FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index.

INCEPTION: October 1, 2001

Small-cap stocks underperformed both mid-cap and large-cap stocks in a classic mean reversion from a year ago. The Russell 2000 Index returned 4.55% for 2005 while large and mid-cap indices returned 4.91% and 12.56%, respectively. High oil prices helped the energy sector outperform with a return of 47.55%. The industrials (9.90)% and health care (4.85)% sectors modestly outperformed the index. In the rest of the underperforming sectors, technology, consumer discretionary and consumer staples had slight negative returns. The Fund's return was 3.91%, for the year, while achieving a daily correlation of more than
0.99 to its benchmark of 150% of the daily price performance of the Russell 2000 Index. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The effects of compounding are described briefly on page 3 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         DATE      MEKROS FUND    RUSSELL 2000 INDEX
       --------    -----------    ------------------
       10/01/01      10,000             10,000
       10/31/01      11,036             10,778
       11/30/01      12,112             11,613
       12/31/01      12,897             12,330
       01/31/02      12,711             12,201
       02/28/02      12,214             11,867
       03/31/02      13,709             12,821
       04/30/02      14,214             12,938
       05/31/02      13,067             12,363
       06/30/02      12,068             11,750
       07/31/02       9,482              9,975
       08/31/02       9,433              9,950
       09/30/02       8,387              9,235
       10/31/02       8,284              9,532
       11/30/02       9,079             10,382
       12/31/02       8,325              9,804
       01/31/03       7,862              9,533
       02/28/03       7,419              9,245
       03/31/03       7,464              9,364
       04/30/03       8,565             10,252
       05/31/03       9,977             11,352
       06/30/03      10,072             11,567
       07/31/03      10,950             12,280
       08/31/03      11,650             12,843
       09/30/03      11,240             12,606
       10/31/03      12,681             13,665
       11/30/03      13,281             14,150
       12/31/03      13,677             14,437
       01/31/04      14,582             15,064
       02/29/04      14,784             15,199
       03/31/04      14,922             15,341
       04/30/04      13,658             14,559
       05/31/04      13,948             14,790
       06/30/04      14,909             15,413
       07/31/04      13,401             14,375
       08/31/04      13,263             14,302
       09/30/04      14,172             14,973
       10/31/04      14,523             15,268
       11/30/04      16,395             16,592
       12/31/04      17,123             17,083
       01/31/05      15,958             16,370
       02/28/05      16,421             16,648
       03/31/05      15,719             16,171
       04/30/05      14,385             15,245
       05/31/05      15,805             16,243
       06/30/05      16,665             16,869
       07/31/05      18,283             17,938
       08/31/05      17,678             17,605
       09/30/05      17,647             17,661
       10/31/05      16,845             17,112
       11/30/05      18,028             17,943
       12/31/05      17,793             17,861

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE            INCEPTION
                                                       YEAR           (10/01/01)
--------------------------------------------------------------------------------
MEKROS FUND                                            3.91%            14.52%
RUSSELL 2000 INDEX                                     4.55%            14.63%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                    RUSSELL
                                    MEKROS FUND    2000 INDEX
                                    -----------    ----------
OTHER                                   5.9%         15.1%
FINANCIALS                             20.0%         16.0%
INFORMATION TECHNOLOGY                 17.5%         16.4%
CONSUMER DISCRETIONARY                 13.9%         17.1%
INDUSTRIALS                            13.5%         11.9%
HEALTH CARE                            12.1%         12.6%
ENERGY                                  6.1%          5.8%
MATERIALS                               4.3%          5.0%
FUTURES CONTRACTS                      44.4%
EQUITY INDEX SWAP AGREEMENTS           12.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Charming Shoppes, Inc.                           0.4%
Omnivision Technologies, Inc.                    0.4%
Taubman Centers, Inc.                            0.4%
Walter Industries, Inc.                          0.4%
Eagle Materials, Inc.                            0.4%
Kennametal, Inc.                                 0.4%
Alkermes, Inc.                                   0.4%
Jones Lang LaSalle, Inc.                         0.4%
Hologic, Inc.                                    0.4%
Fremont General Corp.                            0.4%
-----------------------------------------------------
Top Ten Total                                    4.0%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 15

--------------------------------------------------------------------------------

INVERSE SMALL-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000 Index.

INCEPTION: May 3, 2004

After a roller coaster year, the Russell 2000 Index posted only a modest return of 4.55%, its third straight yearly gain. Small-cap stocks underperformed their mid and large-cap counterparts for the first time in years. Because Rydex Inverse Small-Cap Fund seeks to provide investment results that correspond inversely to the Russell 2000 Index, the Fund posted a loss of 3.07%, as expected. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The effects of compounding are described briefly on page 3 of this report.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         DATE     INVERSE SMALL-CAP FUND   RUSSELL 2000 INDEX
       --------   ----------------------   ------------------
       05/03/04           10,000                 10,000
       05/04/04            9,936                 10,074
       05/05/04            9,928                 10,082
       05/06/04           10,072                  9,960
       05/07/04           10,368                  9,703
       05/08/04           10,368                  9,703
       05/09/04           10,368                  9,703
       05/10/04           10,572                  9,514
       05/11/04           10,344                  9,705
       05/12/04           10,338                  9,712
       05/13/04           10,404                  9,681
       05/14/04           10,480                  9,620
       05/15/04           10,480                  9,620
       05/16/04           10,480                  9,620
       05/17/04           10,616                  9,471
       05/18/04           10,468                  9,599
       05/19/04           10,524                  9,569
       05/20/04           10,514                  9,568
       05/21/04           10,406                  9,657
       05/22/04           10,406                  9,657
       05/23/04           10,406                  9,657
       05/24/04           10,278                  9,762
       05/25/04           10,040                 10,004
       05/26/04            9,982                 10,047
       05/27/04            9,980                 10,062
       05/28/04            9,972                 10,057
       05/29/04            9,972                 10,057
       05/30/04            9,972                 10,057
       05/31/04            9,972                 10,057
       06/01/04            9,876                 10,131
       06/02/04            9,888                 10,151
       06/03/04           10,070                  9,955
       06/04/04            9,974                 10,049
       06/05/04            9,974                 10,049
       06/06/04            9,974                 10,049
       06/07/04            9,778                 10,246
       06/08/04            9,784                 10,229
       06/09/04            9,950                 10,064
       06/10/04            9,928                 10,075
       06/11/04            9,928                 10,075
       06/12/04            9,928                 10,075
       06/13/04            9,928                 10,075
       06/14/04           10,128                  9,874
       06/15/04            9,920                 10,056
       06/16/04            9,898                 10,094
       06/17/04            9,900                 10,086
       06/18/04            9,890                 10,103
       06/19/04            9,890                 10,103
       06/20/04            9,890                 10,103
       06/21/04            9,914                 10,071
       06/22/04            9,848                 10,127
       06/23/04            9,702                 10,274
       06/24/04            9,738                 10,254
       06/25/04            9,574                 10,408
       06/26/04            9,574                 10,408
       06/27/04            9,574                 10,408
       06/28/04            9,634                 10,348
       06/29/04            9,570                 10,415
       06/30/04            9,528                 10,480
       07/01/04            9,666                 10,320
       07/02/04            9,674                 10,326
       07/03/04            9,674                 10,326
       07/04/04            9,674                 10,326
       07/05/04            9,674                 10,326
       07/06/04            9,830                 10,143
       07/07/04            9,842                 10,137
       07/08/04           10,046                  9,937
       07/09/04            9,984                  9,991
       07/10/04            9,984                  9,991
       07/11/04            9,984                  9,991
       07/12/04           10,022                  9,964
       07/13/04           10,010                  9,973
       07/14/04           10,064                  9,921
       07/15/04           10,028                  9,964
       07/16/04           10,154                  9,846
       07/17/04           10,154                  9,846
       07/18/04           10,154                  9,846
       07/19/04           10,142                  9,833
       07/20/04            9,974                 10,000
       07/21/04           10,264                  9,724
       07/22/04           10,296                  9,687
       07/23/04           10,444                  9,558
       07/24/04           10,444                  9,558
       07/25/04           10,444                  9,558
       07/26/04           10,554                  9,457
       07/27/04           10,326                  9,654
       07/28/04           10,386                  9,595
       07/29/04           10,220                  9,749
       07/30/04           10,210                  9,775
       07/31/04           10,210                  9,775
       08/01/04           10,210                  9,775
       08/02/04           10,190                  9,786
       08/03/04           10,348                  9,640
       08/04/04           10,364                  9,623
       08/05/04           10,570                  9,441
       08/06/04           10,818                  9,216
       08/07/04           10,818                  9,216
       08/08/04           10,818                  9,216
       08/09/04           10,848                  9,194
       08/10/04           10,600                  9,397
       08/11/04           10,670                  9,341
       08/12/04           10,856                  9,173
       08/13/04           10,848                  9,179
       08/14/04           10,848                  9,179
       08/15/04           10,848                  9,179
       08/16/04           10,630                  9,368
       08/17/04           10,590                  9,403
       08/18/04           10,356                  9,609
       08/19/04           10,438                  9,535
       08/20/04           10,244                  9,722
       08/21/04           10,244                  9,722
       08/22/04           10,244                  9,722
       08/23/04           10,316                  9,643
       08/24/04           10,292                  9,670
       08/25/04           10,196                  9,762
       08/26/04           10,252                  9,711
       08/27/04           10,166                  9,789
       08/28/04           10,166                  9,789
       08/29/04           10,166                  9,789
       08/30/04           10,296                  9,665
       08/31/04           10,230                  9,725
       09/01/04           10,148                  9,805
       09/02/04           10,012                  9,936
       09/03/04           10,080                  9,873
       09/04/04           10,080                  9,873
       09/05/04           10,080                  9,873
       09/06/04           10,080                  9,873
       09/07/04            9,954                  9,992
       09/08/04           10,044                  9,901
       09/09/04            9,890                 10,051
       09/10/04            9,826                 10,117
       09/11/04            9,826                 10,117
       09/12/04            9,826                 10,117
       09/13/04            9,770                 10,175
       09/14/04            9,806                 10,138
       09/15/04            9,852                 10,095
       09/16/04            9,748                 10,202
       09/17/04            9,772                 10,178
       09/18/04            9,772                 10,178
       09/19/04            9,772                 10,178
       09/20/04            9,808                 10,135
       09/21/04            9,704                 10,245
       09/22/04            9,888                 10,050
       09/23/04            9,888                 10,049
       09/24/04            9,886                 10,052
       09/25/04            9,886                 10,052
       09/26/04            9,886                 10,052
       09/27/04           10,018                  9,916
       09/28/04            9,884                 10,051
       09/29/04            9,790                 10,148
       09/30/04            9,760                 10,181
       10/01/04            9,554                 10,396
       10/02/04            9,554                 10,396
       10/03/04            9,554                 10,396
       10/04/04            9,486                 10,469
       10/05/04            9,514                 10,438
       10/06/04            9,424                 10,534
       10/07/04            9,590                 10,356
       10/08/04            9,706                 10,233
       10/09/04            9,706                 10,233
       10/10/04            9,706                 10,233
       10/11/04            9,672                 10,266
       10/12/04            9,688                 10,252
       10/13/04            9,812                 10,123
       10/14/04            9,892                 10,042
       10/15/04            9,808                 10,123
       10/16/04            9,808                 10,123
       10/17/04            9,808                 10,123
       10/18/04            9,762                 10,169
       10/19/04            9,864                 10,074
       10/20/04            9,806                 10,136
       10/21/04            9,692                 10,252
       10/22/04            9,846                 10,094
       10/23/04            9,846                 10,094
       10/24/04            9,846                 10,094
       10/25/04            9,776                 10,163
       10/26/04            9,686                 10,269
       10/27/04            9,520                 10,441
       10/28/04            9,546                 10,414
       10/29/04            9,576                 10,381
       10/30/04            9,576                 10,381
       10/31/04            9,576                 10,381
       11/01/04            9,524                 10,439
       11/02/04            9,554                 10,411
       11/03/04            9,390                 10,588
       11/04/04            9,280                 10,710
       11/05/04            9,242                 10,748
       11/06/04            9,242                 10,748
       11/07/04            9,242                 10,748
       11/08/04            9,284                 10,710
       11/09/04            9,212                 10,792
       11/10/04            9,164                 10,847
       11/11/04            9,064                 10,966
       11/12/04            8,984                 11,067
       11/13/04            8,984                 11,067
       11/14/04            8,984                 11,067
       11/15/04            8,958                 11,101
       11/16/04            9,038                 10,995
       11/17/04            8,964                 11,085
       11/18/04            8,980                 11,069
       11/19/04            9,102                 10,916
       11/20/04            9,102                 10,916
       11/21/04            9,102                 10,916
       11/22/04            8,980                 11,060
       11/23/04            8,942                 11,114
       11/24/04            8,862                 11,203
       11/25/04            8,862                 11,203
       11/26/04            8,846                 11,234
       11/27/04            8,846                 11,234
       11/28/04            8,846                 11,234
       11/29/04            8,802                 11,294
       11/30/04            8,810                 11,282
       12/01/04            8,666                 11,459
       12/02/04            8,690                 11,438
       12/03/04            8,694                 11,433
       12/04/04            8,694                 11,433
       12/05/04            8,694                 11,433
       12/06/04            8,738                 11,377
       12/07/04            8,922                 11,136
       12/08/04            8,838                 11,237
       12/09/04            8,868                 11,203
       12/10/04            8,826                 11,257
       12/11/04            8,826                 11,257
       12/12/04            8,826                 11,257
       12/13/04            8,744                 11,362
       12/14/04            8,670                 11,461
       12/15/04            8,604                 11,552
       12/16/04            8,688                 11,439
       12/17/04            8,700                 11,437
       12/18/04            8,700                 11,437
       12/19/04            8,700                 11,437
       12/20/04            8,748                 11,365
       12/21/04            8,634                 11,512
       12/22/04            8,606                 11,553
       12/23/04            8,596                 11,569
       12/24/04            8,596                 11,569
       12/25/04            8,596                 11,569
       12/26/04            8,596                 11,569
       12/27/04            8,666                 11,480
       12/28/04            8,528                 11,662
       12/29/04            8,540                 11,646
       12/30/04            8,544                 11,642
       12/31/04            8,564                 11,616
       01/01/05            8,564                 11,616
       01/02/05            8,564                 11,616
       01/03/05            8,708                 11,418
       01/04/05            8,872                 11,206
       01/05/05            9,030                 11,009
       01/06/05            8,994                 11,051
       01/07/05            9,092                 10,934
       01/08/05            9,092                 10,934
       01/09/05            9,092                 10,934
       01/10/05            9,030                 11,014
       01/11/05            9,120                 10,904
       01/12/05            9,094                 10,935
       01/13/05            9,140                 10,880
       01/14/05            9,032                 11,011
       01/15/05            9,032                 11,011
       01/16/05            9,032                 11,011
       01/17/05            9,032                 11,011
       01/18/05            8,922                 11,143
       01/19/05            9,026                 11,020
       01/20/05            9,106                 10,921
       01/21/05            9,126                 10,898
       01/22/05            9,126                 10,898
       01/23/05            9,126                 10,898
       01/24/05            9,226                 10,781
       01/25/05            9,196                 10,816
       01/26/05            9,044                 10,996
       01/27/05            9,036                 11,003
       01/28/05            9,094                 10,935
       01/29/05            9,094                 10,935
       01/30/05            9,094                 10,935
       01/31/05            8,936                 11,131
       02/01/05            8,878                 11,205
       02/02/05            8,824                 11,274
       02/03/05            8,854                 11,227
       02/04/05            8,744                 11,373
       02/05/05            8,744                 11,373
       02/06/05            8,744                 11,373
       02/07/05            8,754                 11,358
       02/08/05            8,728                 11,396
       02/09/05            8,906                 11,165
       02/10/05            8,890                 11,185
       02/11/05            8,778                 11,328
       02/12/05            8,778                 11,328
       02/13/05            8,778                 11,328
       02/14/05            8,774                 11,332
       02/15/05            8,778                 11,331
       02/16/05            8,726                 11,402
       02/17/05            8,832                 11,264
       02/18/05            8,850                 11,247
       02/19/05            8,850                 11,247
       02/20/05            8,850                 11,247
       02/21/05            8,850                 11,247
       02/22/05            9,020                 11,029
       02/23/05            8,984                 11,076
       02/24/05            8,882                 11,202
       02/25/05            8,742                 11,382
       02/26/05            8,742                 11,382
       02/27/05            8,742                 11,382
       02/28/05            8,794                 11,320
       03/01/05            8,730                 11,399
       03/02/05            8,746                 11,379
       03/03/05            8,734                 11,396
       03/04/05            8,642                 11,515
       03/05/05            8,642                 11,515
       03/06/05            8,642                 11,515
       03/07/05            8,654                 11,496
       03/08/05            8,740                 11,391
       03/09/05            8,830                 11,269
       03/10/05            8,886                 11,195
       03/11/05            8,890                 11,196
       03/12/05            8,890                 11,196
       03/13/05            8,890                 11,196
       03/14/05            8,842                 11,258
       03/15/05            8,892                 11,196
       03/16/05            8,944                 11,127
       03/17/05            8,916                 11,173
       03/18/05            8,966                 11,121
       03/19/05            8,966                 11,121
       03/20/05            8,966                 11,121
       03/21/05            8,970                 11,104
       03/22/05            9,020                 11,051
       03/23/05            9,104                 10,935
       03/24/05            9,064                 10,992
       03/25/05            9,064                 10,992
       03/26/05            9,064                 10,992
       03/27/05            9,064                 10,992
       03/28/05            9,064                 10,990
       03/29/05            9,214                 10,808
       03/30/05            9,064                 10,992
       03/31/05            9,066                 10,996
       04/01/05            9,110                 10,933
       04/02/05            9,110                 10,933
       04/03/05            9,110                 10,933
       04/04/05            9,076                 10,973
       04/05/05            9,062                 10,986
       04/06/05            9,038                 11,018
       04/07/05            8,990                 11,082
       04/08/05            9,124                 10,921
       04/09/05            9,124                 10,921
       04/10/05            9,124                 10,921
       04/11/05            9,178                 10,857
       04/12/05            9,090                 10,962
       04/13/05            9,244                 10,776
       04/14/05            9,404                 10,587
       04/15/05            9,586                 10,387
       04/16/05            9,586                 10,387
       04/17/05            9,586                 10,387
       04/18/05            9,514                 10,469
       04/19/05            9,358                 10,641
       04/20/05            9,508                 10,463
       04/21/05            9,284                 10,714
       04/22/05            9,428                 10,545
       04/23/05            9,428                 10,545
       04/24/05            9,428                 10,545
       04/25/05            9,320                 10,668
       04/26/05            9,460                 10,511
       04/27/05            9,468                 10,504
       04/28/05            9,662                 10,288
       04/29/05            9,596                 10,366
       04/30/05            9,596                 10,366
       05/01/05            9,596                 10,366
       05/02/05            9,486                 10,482
       05/03/05            9,506                 10,458
       05/04/05            9,334                 10,650
       05/05/05            9,326                 10,658
       05/06/05            9,316                 10,675
       05/07/05            9,316                 10,675
       05/08/05            9,316                 10,675
       05/09/05            9,216                 10,790
       05/10/05            9,338                 10,649
       05/11/05            9,328                 10,660
       05/12/05            9,466                 10,506
       05/13/05            9,544                 10,419
       05/14/05            9,544                 10,419
       05/15/05            9,544                 10,419
       05/16/05            9,388                 10,593
       05/17/05            9,328                 10,657
       05/18/05            9,138                 10,883
       05/19/05            9,096                 10,929
       05/20/05            9,116                 10,911
       05/21/05            9,116                 10,911
       05/22/05            9,116                 10,911
       05/23/05            9,062                 10,973
       05/24/05            9,062                 10,975
       05/25/05            9,156                 10,858
       05/26/05            9,030                 11,007
       05/27/05            8,996                 11,048
       05/28/05            8,996                 11,048
       05/29/05            8,996                 11,048
       05/30/05            8,996                 11,048
       05/31/05            9,008                 11,044
       06/01/05            8,910                 11,171
       06/02/05            8,888                 11,198
       06/03/05            8,964                 11,110
       06/04/05            8,964                 11,110
       06/05/05            8,964                 11,110
       06/06/05            8,922                 11,157
       06/07/05            8,912                 11,172
       06/08/05            8,964                 11,114
       06/09/05            8,874                 11,218
       06/10/05            8,874                 11,220
       06/11/05            8,874                 11,220
       06/12/05            8,874                 11,220
       06/13/05            8,838                 11,270
       06/14/05            8,760                 11,367
       06/15/05            8,726                 11,418
       06/16/05            8,636                 11,541
       06/17/05            8,630                 11,544
       06/18/05            8,630                 11,544
       06/19/05            8,630                 11,544
       06/20/05            8,664                 11,502
       06/21/05            8,670                 11,488
       06/22/05            8,636                 11,532
       06/23/05            8,764                 11,365
       06/24/05            8,836                 11,298
       06/25/05            8,836                 11,298
       06/26/05            8,836                 11,298
       06/27/05            8,852                 11,261
       06/28/05            8,662                 11,502
       06/29/05            8,650                 11,526
       06/30/05            8,694                 11,471
       07/01/05            8,648                 11,531
       07/02/05            8,648                 11,531
       07/03/05            8,648                 11,531
       07/04/05            8,648                 11,531
       07/05/05            8,508                 11,714
       07/06/05            8,572                 11,627
       07/07/05            8,562                 11,646
       07/08/05            8,392                 11,877
       07/09/05            8,392                 11,877
       07/10/05            8,392                 11,877
       07/11/05            8,270                 12,049
       07/12/05            8,284                 12,032
       07/13/05            8,324                 11,976
       07/14/05            8,382                 11,893
       07/15/05            8,374                 11,906
       07/16/05            8,374                 11,906
       07/17/05            8,374                 11,906
       07/18/05            8,442                 11,814
       07/19/05            8,312                 11,999
       07/20/05            8,204                 12,155
       07/21/05            8,336                 11,968
       07/22/05            8,196                 12,159
       07/23/05            8,196                 12,159
       07/24/05            8,196                 12,159
       07/25/05            8,280                 12,037
       07/26/05            8,238                 12,102
       07/27/05            8,232                 12,109
       07/28/05            8,130                 12,256
       07/29/05            8,174                 12,197
       07/30/05            8,174                 12,197
       07/31/05            8,174                 12,197
       08/01/05            8,140                 12,252
       08/02/05            8,072                 12,355
       08/03/05            8,132                 12,263
       08/04/05            8,268                 12,057
       08/05/05            8,382                 11,895
       08/06/05            8,382                 11,895
       08/07/05            8,382                 11,895
       08/08/05            8,422                 11,839
       08/09/05            8,410                 11,855
       08/10/05            8,420                 11,850
       08/11/05            8,340                 11,963
       08/12/05            8,422                 11,849
       08/13/05            8,422                 11,849
       08/14/05            8,422                 11,849
       08/15/05            8,352                 11,951
       08/16/05            8,492                 11,753
       08/17/05            8,492                 11,757
       08/18/05            8,532                 11,692
       08/19/05            8,518                 11,716
       08/20/05            8,518                 11,716
       08/21/05            8,518                 11,716
       08/22/05            8,458                 11,805
       08/23/05            8,484                 11,770
       08/24/05            8,490                 11,762
       08/25/05            8,454                 11,810
       08/26/05            8,576                 11,648
       08/27/05            8,576                 11,648
       08/28/05            8,576                 11,648
       08/29/05            8,490                 11,768
       08/30/05            8,506                 11,742
       08/31/05            8,344                 11,971
       09/01/05            8,322                 12,006
       09/02/05            8,390                 11,915
       09/03/05            8,390                 11,915
       09/04/05            8,390                 11,915
       09/05/05            8,390                 11,915
       09/06/05            8,248                 12,115
       09/07/05            8,216                 12,167
       09/08/05            8,266                 12,098
       09/09/05            8,212                 12,181
       09/10/05            8,212                 12,181
       09/11/05            8,212                 12,181
       09/12/05            8,178                 12,231
       09/13/05            8,270                 12,095
       09/14/05            8,354                 11,974
       09/15/05            8,368                 11,957
       09/16/05            8,290                 12,076
       09/17/05            8,290                 12,076
       09/18/05            8,290                 12,076
       09/19/05            8,350                 11,987
       09/20/05            8,430                 11,873
       09/21/05            8,568                 11,681
       09/22/05            8,554                 11,703
       09/23/05            8,498                 11,780
       09/24/05            8,498                 11,780
       09/25/05            8,498                 11,780
       09/26/05            8,442                 11,865
       09/27/05            8,456                 11,847
       09/28/05            8,492                 11,796
       09/29/05            8,372                 11,959
       09/30/05            8,344                 12,009
       10/01/05            8,344                 12,009
       10/02/05            8,344                 12,009
       10/03/05            8,304                 12,058
       10/04/05            8,390                 11,938
       10/05/05            8,628                 11,600
       10/06/05            8,702                 11,501
       10/07/05            8,640                 11,589
       10/08/05            8,640                 11,589
       10/09/05            8,640                 11,589
       10/10/05            8,724                 11,475
       10/11/05            8,832                 11,333
       10/12/05            8,956                 11,181
       10/13/05            8,936                 11,212
       10/14/05            8,796                 11,389
       10/15/05            8,796                 11,389
       10/16/05            8,796                 11,389
       10/17/05            8,794                 11,394
       10/18/05            8,906                 11,250
       10/19/05            8,726                 11,482
       10/20/05            8,872                 11,289
       10/21/05            8,802                 11,383
       10/22/05            8,802                 11,383
       10/23/05            8,802                 11,383
       10/24/05            8,610                 11,632
       10/25/05            8,658                 11,563
       10/26/05            8,722                 11,486
       10/27/05            8,918                 11,229
       10/28/05            8,762                 11,433
       10/29/05            8,762                 11,433
       10/30/05            8,762                 11,433
       10/31/05            8,610                 11,636
       11/01/05            8,652                 11,571
       11/02/05            8,464                 11,824
       11/03/05            8,440                 11,856
       11/04/05            8,454                 11,846
       11/05/05            8,454                 11,846
       11/06/05            8,454                 11,846
       11/07/05            8,416                 11,902
       11/08/05            8,480                 11,813
       11/09/05            8,436                 11,877
       11/10/05            8,372                 11,971
       11/11/05            8,352                 12,002
       11/12/05            8,352                 12,002
       11/13/05            8,352                 12,002
       11/14/05            8,384                 11,953
       11/15/05            8,486                 11,815
       11/16/05            8,508                 11,787
       11/17/05            8,346                 12,013
       11/18/05            8,286                 12,104
       11/19/05            8,286                 12,104
       11/20/05            8,286                 12,104
       11/21/05            8,202                 12,226
       11/22/05            8,160                 12,292
       11/23/05            8,156                 12,303
       11/24/05            8,156                 12,303
       11/25/05            8,154                 12,311
       11/26/05            8,154                 12,311
       11/27/05            8,154                 12,311
       11/28/05            8,300                 12,094
       11/29/05            8,274                 12,135
       11/30/05            8,234                 12,201
       12/01/05            8,074                 12,434
       12/02/05            8,070                 12,440
       12/03/05            8,070                 12,440
       12/04/05            8,070                 12,440
       12/05/05            8,116                 12,369
       12/06/05            8,108                 12,387
       12/07/05            8,158                 12,306
       12/08/05            8,134                 12,346
       12/09/05            8,096                 12,410
       12/10/05            8,096                 12,410
       12/11/05            8,096                 12,410
       12/12/05            8,088                 12,424
       12/13/05            8,094                 12,418
       12/14/05            8,076                 12,445
       12/15/05            8,146                 12,342
       12/16/05            8,170                 12,312
       12/17/05            8,170                 12,312
       12/18/05            8,170                 12,312
       12/19/05            8,302                 12,117
       12/20/05            8,296                 12,128
       12/21/05            8,210                 12,254
       12/22/05            8,157                 12,332
       12/23/05            8,135                 12,375
       12/24/05            8,135                 12,375
       12/25/05            8,135                 12,375
       12/26/05            8,135                 12,375
       12/27/05            8,254                 12,197
       12/28/05            8,209                 12,268
       12/29/05            8,235                 12,230
       12/30/05            8,303                 12,145
       12/31/05            8,303                 12,145

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                   ONE                INCEPTION
                                                   YEAR               (05/03/04)
--------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND                            -3.07%               -10.58%
RUSSELL 2000 INDEX                                 4.55%                12.39%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                              INVERSE SMALL-CAP
                                     FUND             RUSSELL 2000 INDEX
                              ------------------      ------------------
OTHER                                                       15.1%
CONSUMER DISCRETIONARY                                      17.1%
INFORMATION TECHNOLOGY                                      16.4%
FINANCIALS                                                  16.0%
HEALTH CARE                                                 12.6%
INDUSTRIALS                                                 11.9%
ENERGY                                                       5.8%
MATERIALS                                                    5.0%
FUTURES CONTRACTS SHORT SALES       -16.5%
EQUITY INDEX SWAP
 AGREEMENTS SHORT SALES             -82.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


16 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

U.S. GOVERNMENT BOND FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

INCEPTION: August 18, 1997

The Long Bond yield recorded 4.81% at the start of 2005, fluctuated within a range of 70 basis points throughout the year and closed at 4.53%. A vigilant Federal Reserve raised short-term rates to 4.25% from 2.25% during the year, keeping inflation "well contained". Although economic indicators showed strength, the long end of the curve responded to the Fed's no inflation message, restraining yields from moving higher. As short-term rates rose and long interest rates remained below 5.00%, the yield curve flattened. The Long Bond remained within a narrow trading range, as foreign investors demonstrated steady interest in buying Treasury bonds, high energy prices presented new risks for an economic slowdown and changes in pension rules shifted asset demand into long-term fixed income assets. An increase in price and a drop in yield resulted in a 7.71% return for the Rydex U.S. Government Bond Fund. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The effects of compounding are described briefly on page 3 of this report.

        CUMULATIVE FUND PERFORMANCE: AUGUST 18, 1997 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                U.S. GOVERNMENT      PRICE MOVEMENT OF          LEHMAN LONG
   DATE            BOND FUND         LONG TREASURY BOND     TREASURY BOND INDEX
 --------       ---------------      ------------------     -------------------
 08/18/97           10,000                 10,000                  10,000
 09/30/97           10,177                 10,147                  10,202
 12/31/97           10,985                 10,749                  10,865
 03/31/98           11,022                 10,733                  11,029
 06/30/98           11,626                 11,211                  11,544
 09/30/98           12,797                 12,238                  12,454
 12/31/98           12,397                 11,946                  12,334
 03/31/99           11,211                 10,886                  11,806
 06/30/99           10,632                 10,335                  11,513
 09/30/99           10,407                 10,100                  11,498
 12/31/99            9,859                  9,539                  11,256
 03/31/00           10,833                 10,228                  12,163
 06/30/00           10,812                 10,139                  12,283
 09/30/00           10,955                 10,165                  12,624
 12/31/00           11,850                 10,788                  13,537
 03/31/01           11,803                 10,652                  13,723
 06/30/01           11,370                 10,189                  13,482
 09/30/01           12,093                 10,705                  14,389
 12/31/01           11,860                 10,613                  14,107
 03/31/02           11,307                 10,112                  13,872
 06/30/02           12,131                 10,559                  14,703
 09/30/02           14,257                 11,959                  16,477
 12/31/02           14,068                 11,741                  16,476
 03/31/03           14,144                 11,678                  16,704
 06/30/03           15,066                 12,152                  17,551
 09/30/03           14,359                 11,586                  17,081
 12/31/03           13,978                 11,232                  16,885
 03/31/04           14,900                 11,735                  17,782
 06/30/04           13,671                 10,889                  16,855
 09/30/04           14,836                 11,535                  17,927
 12/31/04           15,155                 11,652                  18,186
 03/31/05           15,399                 11,758                  18,281
 06/30/05           17,199                 12,768                  19,687
 09/30/05           16,175                 12,073                  19,163
 12/31/05           16,324                 12,113                  19,368

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                            ONE           FIVE        INCEPTION
                                            YEAR          YEAR        (08/18/97)
--------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND                   7.71%         6.62%         6.03%
PRICE MOVEMENT OF LONG TREASURY BOND        3.96%         2.34%         2.32%
LEHMAN LONG TREASURY BOND INDEX             6.50%         7.43%         8.22%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                U.S.GOVERNMENT
                                  BOND FUND
                                --------------
U.S. TREASURY OBLIGATIONS           21.7%
FUTURES CONTRACTS                   99.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in U.S Government securities and in derivative instruments; such as futures and options contracts.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 17

--------------------------------------------------------------------------------

JUNO FUND

OBJECTIVE: To provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

INCEPTION: May 1, 2003

The year 2005 brought range-traded rates and a flattened yield curve. Long Bond rates would not move higher as Fed action and little concern for inflation helped stabilize the Treasury market. The lack of a rising interest-rate trend resulted as the U.S. showed considerable resilience in face of high energy prices and the disruptions caused by hurricanes. The Long Bond began the year at
4.81 % and closed at 4.53%, resulting in a -5.24% return for the Rydex Juno Fund. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The effects of compounding are described briefly on page 3 of this report.

          CUMULATIVE FUND PERFORMANCE: MAY 1, 2003 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                  LEHMAN LONG
                                      PRICE MOVEMENT OF            TREASURY
   DATE            JUNO FUND          LONG TREASURY BOND          BOND INDEX
 --------          ---------        ---------------------        -------------
 05/01/03           10,000                  10,000                  10,000
 05/31/03            9,296                  10,635                  10,562
 06/30/03            9,448                  10,337                  10,401
 07/31/03           10,728                   9,145                   9,471
 08/31/03           10,540                   9,372                   9,622
 09/30/03            9,816                   9,856                  10,122
 10/31/03           10,184                   9,492                   9,841
 11/30/03           10,100                   9,489                   9,888
 12/31/03            9,928                   9,555                  10,006
 01/31/04            9,676                   9,721                  10,178
 02/29/04            9,384                   9,894                  10,380
 03/31/04            9,184                   9,983                  10,538
 04/30/04            9,828                   9,276                   9,947
 05/31/04            9,864                   9,201                   9,898
 06/30/04            9,732                   9,263                   9,989
 07/31/04            9,540                   9,397                  10,158
 08/31/04            9,120                   9,765                  10,534
 09/30/04            9,043                   9,813                  10,624
 10/31/04            8,877                   9,957                  10,780
 11/30/04            9,144                   9,647                  10,540
 12/31/04            8,869                   9,912                  10,777
 01/31/05            8,562                  10,255                  11,049
 02/28/05            8,720                  10,059                  10,906
 03/31/05            8,756                  10,003                  10,833
 04/30/05            8,429                  10,355                  11,204
 05/31/05            8,178                  10,638                  11,495
 06/30/05            8,004                  10,861                  11,667
 07/31/05            8,356                  10,408                  11,361
 08/31/05            8,065                  10,751                  11,692
 09/30/05            8,441                  10,270                  11,356
 10/31/05            8,679                   9,996                  11,147
 11/30/05            8,615                  10,069                  11,217
 12/31/05            8,404                  10,304                  11,478

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                   ONE                INCEPTION
                                                   YEAR               (05/01/03)
--------------------------------------------------------------------------------
JUNO FUND                                         -5.24%                -6.31%
PRICE MOVEMENT OF LONG TREASURY BOND               3.96%                 1.13%
LEHMAN LONG TREASURY BOND INDEX                    6.50%                 5.30%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                JUNO FUND
                                ---------
U.S. TREASURY OBLIGATIONS        -45.5%
FUTURES CONTRACTS SHORT SALES    -54.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


18 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index.

INCEPTION: October 1, 2001

European markets rose strongly in 2005, but the euro's depreciation versus the dollar dampened returns. The Dow Jones Stoxx 50 Index returned 24.17% in 2005. However, after taking into account the euro's depreciation, the index only rose 8.42% in U.S. dollar terms.

Basic materials was the best performing sector in the Dow Jones Stoxx 50 Index while telecoms underperformed. Rydex Large-Cap Europe Fund rose 6.36% for the year. The Fund achieved a daily correlation of more than 0.97 to its benchmark of 125% of the daily price performance of the Dow Jones Stoxx 50 Index for the year ended December 31, 2005. The effects of compounding and currency exchange may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The effects of compounding are described briefly on page 3 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          LARGE-CAP         DOW JONES STOXX
         DATE            EUROPE FUND           50 INDEX
       --------          -----------        ---------------
       10/01/01            10,000               10,000
       10/31/01            10,524               10,690
       11/30/01            10,920               11,024
       12/31/01            11,204               11,443
       01/31/02            10,444               11,068
       02/28/02            10,236               10,996
       03/31/02            10,808               11,470
       04/30/02            10,620               10,918
       05/31/02            10,476               10,488
       06/30/02            10,052                9,571
       07/31/02             8,812                8,565
       08/31/02             8,524                8,516
       09/30/02             7,151                7,281
       10/31/02             7,933                8,061
       11/30/02             8,373                8,386
       12/31/02             8,027                7,588
       01/31/03             7,505                7,056
       02/28/03             7,151                6,852
       03/31/03             7,011                6,674
       04/30/03             8,159                7,406
       05/31/03             8,755                7,430
       06/30/03             8,932                7,701
       07/31/03             8,870                7,965
       08/31/03             8,915                8,019
       09/30/03             9,109                7,723
       10/31/03             9,758                8,219
       11/30/03            10,314                8,327
       12/31/03            11,485                8,631
       01/31/04            11,475                8,751
       02/29/04            11,751                8,942
       03/31/04            11,174                8,705
       04/30/04            10,872                8,884
       05/31/04            11,088                8,801
       06/30/04            11,199                8,877
       07/31/04            10,797                8,759
       08/31/04            10,918                8,700
       09/30/04            11,452                8,865
       10/31/04            11,931                8,945
       11/30/04            12,700                9,121
       12/31/04            13,340                9,248
       01/31/05            12,880                9,398
       02/28/05            13,535                9,674
       03/31/05            13,098                9,624
       04/30/05            12,910                9,510
       05/31/05            12,756                9,963
       06/30/05            12,933               10,323
       07/31/05            13,505               10,674
       08/31/05            13,812               10,635
       09/30/05            14,117               11,142
       10/31/05            13,688               10,943
       11/30/05            13,688               11,191
       12/31/05            14,188               11,483

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                   ONE                INCEPTION
                                                   YEAR               (10/01/01)
--------------------------------------------------------------------------------
LARGE-CAP EUROPE FUND*                             6.36%                8.58%
DOW JONES STOXX 50 INDEX                          24.17%                3.31%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES STOXX 50 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

* THE EFFECTS OF COMPOUNDING AND CURRENCY EXCHANGE MAY CAUSE THE LONGER-TERM CORRELATION OF THE FUND TO ITS BENCHMARK TO DIMINISH.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                 LARGE-CAP       DOW JONES
                                EUROPE FUND    STOXX 50 INDEX
                                -----------    --------------
OTHER                              15.3%           18.6%
FINANCIALS                         23.7%           35.9%
ENERGY                             10.6%           16.3%
HEALTH CARE                         9.4%           10.0%
TELECOMMUNICATION SERVICES          6.2%           10.1%
CONSUMER, NON-CYCLICAL                              9.0%
EQUITY INDEX SWAP AGREEMENTS       60.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
BP PLC -- SP ADR                                 4.3%
HSBC Holdings PLC -- SP ADR                      3.5%
Novartis AG -- SP ADR                            3.4%
UBS AG                                           3.2%
GlaxoSmithKline PLC -- SP ADR                    3.1%
Total SA -- SP ADR                               2.9%
Vodafone Group PLC -- SP ADR                     2.6%
Royal Dutch Shell PLC -- SP ADR                  2.3%
Banco Santander Central
   Hispano SA -- SP ADR                          2.1%
Banco Bilbao Vizcaya Argentaria
   SA -- SP ADR                                  2.1%
-----------------------------------------------------
Top Ten Total                                   29.5%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 19

--------------------------------------------------------------------------------

LARGE-CAP JAPAN FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

INCEPTION: October 1, 2001

Japanese markets outperformed their U.S. and European counterparts in 2005, with the Topix 100 Index gaining 40.07%. However, the yen's depreciation versus the dollar reduced the index's returns to 21.91% in U.S. dollar terms.

Rydex Large-Cap Japan Fund rose 20.35% during the period. For the year ended December 31, 2005, the Fund achieved a daily correlation of more than 0.98 to its benchmark of 125% of the daily price performance of the Topix 100 Index. The effects of compounding and currency exchange may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The effects of compounding are described briefly on page 3 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              LARGE-CAP           TOPIX 100
         DATE                 JAPAN FUND            INDEX
       --------               ----------          ----------
       10/01/01                 10,000              10,000
       10/31/01                  9,864              10,046
       11/30/01                  9,760              10,150
       12/31/01                  8,764              10,006
       01/31/02                  7,856               9,335
       02/28/02                  8,432               9,691
       03/31/02                  9,348              10,552
       04/30/02                  9,788              10,483
       05/31/02                 10,344              10,746
       06/30/02                  9,524               9,752
       07/31/02                  8,704               9,094
       08/31/02                  8,556               8,882
       09/30/02                  7,854               8,671
       10/31/02                  7,228               8,155
       11/30/02                  7,537               8,527
       12/31/02                  7,344               7,981
       01/31/03                  6,939               7,724
       02/28/03                  6,959               7,575
       03/31/03                  6,477               7,237
       04/30/03                  6,341               7,231
       05/31/03                  6,786               7,613
       06/30/03                  7,389               8,207
       07/31/03                  7,878               8,616
       08/31/03                  8,762               9,209
       09/30/03                  9,184               9,252
       10/31/03                  9,613               9,408
       11/30/03                  9,324               9,151
       12/31/03                 10,107               9,536
       01/31/04                 10,147               9,569
       02/29/04                 10,191               9,857
       03/31/04                 11,709              10,580
       04/30/04                 10,597              10,625
       05/31/04                 10,380              10,212
       06/30/04                 10,995              10,511
       07/31/04                  9,967              10,143
       08/31/04                 10,131              10,051
       09/30/04                  9,685               9,803
       10/31/04                  9,975               9,702
       11/30/04                 10,412               9,813
       12/31/04                 11,151              10,289
       01/31/05                 10,485              10,046
       02/28/05                 10,734              10,316
       03/31/05                 10,240              10,310
       04/30/05                  9,858               9,807
       05/31/05                  9,645              10,017
       06/30/05                  9,637              10,253
       07/31/05                  9,754              10,476
       08/31/05                 10,770              11,131
       09/30/05                 11,978              12,545
       10/31/05                 11,641              12,630
       11/30/05                 12,095              13,530
       12/31/05                 13,420              14,412

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                  ONE                 INCEPTION
                                                  YEAR                (10/01/01)
--------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND*                            20.35%                  7.17%
TOPIX 100 INDEX                                  40.07%                  8.98%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE TOPIX 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

* THE EFFECTS OF COMPOUNDING AND CURRENCY EXCHANGE MAY CAUSE THE LONGER-TERM CORRELATION OF THE FUND TO ITS BENCHMARK TO DIMINISH.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        LARGE-CAP
                                        JAPAN FUND          TOPIX 100 INDEX
                                       -------------        ---------------
OTHER                                                            5.2%
FINANCIAL                                                       26.5%
CONSUMER, CYCLICAL                                              26.1%
INDUSTRIAL                                                      15.0%
COMMUNICATIONS                                                   9.8%
CONSUMER, NON-CYCLICAL                                           6.8%
TECHNOLOGY                                                       5.5%
UTILITIES                                                        5.0%
FUTURES CONTRACTS                          22.4%
EQUITY INDEX SWAP AGREEMENTS              102.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


20 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

INCEPTION: May 3, 2004

The Dow Jones Industrial Average was negative for most of the year, but a strong November rally helped push the index into positive territory by December 31, ending the period up 1.72%.

Hewlett-Packard (36.5%), Boeing (35.7%), Altria Group (22.3%) and Caterpillar (18.5%) led the list of gainers. General Motors (-51.5%), Verizon Communications (-25.6%) and IBM (-16.6%) were the year's big losers. Higher interest rates increased the cost of leverage and thus hurt the performance of the Fund, which declined 3.81% during the period. The Fund achieved a daily correlation of over
0.99 to its benchmark of 200% of the daily performance of the Dow Jones Industrial Average Index. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The effects of compounding are described briefly on page 3 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                  DOW JONES
                              LONG DYNAMIC       INDUSTRIAL
         DATE                 DOW 30 FUND       AVERAGE INDEX
       --------               ------------      --------------
       05/03/04                  10,000            10,000
       05/04/04                  10,008            10,003
       05/05/04                  10,000             9,997
       05/06/04                   9,856             9,932
       05/07/04                   9,624             9,812
       05/08/04                   9,624             9,812
       05/09/04                   9,624             9,812
       05/10/04                   9,380             9,688
       05/11/04                   9,436             9,719
       05/12/04                   9,496             9,751
       05/13/04                   9,428             9,717
       05/14/04                   9,432             9,721
       05/15/04                   9,432             9,721
       05/16/04                   9,432             9,721
       05/17/04                   9,228             9,618
       05/18/04                   9,348             9,680
       05/19/04                   9,304             9,657
       05/20/04                   9,308             9,657
       05/21/04                   9,360             9,685
       05/22/04                   9,360             9,685
       05/23/04                   9,360             9,685
       05/24/04                   9,340             9,677
       05/25/04                   9,640             9,832
       05/26/04                   9,624             9,824
       05/27/04                   9,804             9,917
       05/28/04                   9,764             9,900
       05/29/04                   9,764             9,900
       05/30/04                   9,764             9,900
       05/31/04                   9,764             9,900
       06/01/04                   9,788             9,914
       06/02/04                   9,908             9,976
       06/03/04                   9,780             9,911
       06/04/04                   9,864             9,956
       06/05/04                   9,864             9,956
       06/06/04                   9,864             9,956
       06/07/04                  10,148            10,100
       06/08/04                  10,228            10,141
       06/09/04                  10,104            10,079
       06/10/04                  10,184            10,120
       06/11/04                  10,184            10,120
       06/12/04                  10,184            10,120
       06/13/04                  10,184            10,120
       06/14/04                  10,048            10,053
       06/15/04                  10,144            10,098
       06/16/04                  10,140            10,097
       06/17/04                  10,132            10,095
       06/18/04                  10,204            10,133
       06/19/04                  10,204            10,133
       06/20/04                  10,204            10,133
       06/21/04                  10,124            10,089
       06/22/04                  10,172            10,112
       06/23/04                  10,332            10,194
       06/24/04                  10,264            10,161
       06/25/04                  10,120            10,091
       06/26/04                  10,120            10,091
       06/27/04                  10,120            10,091
       06/28/04                  10,088            10,076
       06/29/04                  10,196            10,131
       06/30/04                  10,244            10,153
       07/01/04                  10,040            10,057
       07/02/04                   9,936            10,007
       07/03/04                   9,936            10,007
       07/04/04                   9,936            10,007
       07/05/04                   9,936            10,007
       07/06/04                   9,820             9,945
       07/07/04                   9,868             9,971
       07/08/04                   9,728             9,904
       07/09/04                   9,804             9,944
       07/10/04                   9,804             9,944
       07/11/04                   9,804             9,944
       07/12/04                   9,848             9,969
       07/13/04                   9,864             9,978
       07/14/04                   9,784             9,940
       07/15/04                   9,704             9,896
       07/16/04                   9,664             9,876
       07/17/04                   9,664             9,876
       07/18/04                   9,664             9,876
       07/19/04                   9,572             9,831
       07/20/04                   9,676             9,885
       07/21/04                   9,476             9,786
       07/22/04                   9,484             9,791
       07/23/04                   9,316             9,705
       07/24/04                   9,316             9,705
       07/25/04                   9,316             9,705
       07/26/04                   9,316             9,704
       07/27/04                   9,544             9,824
       07/28/04                   9,604             9,856
       07/29/04                   9,636             9,870
       07/30/04                   9,648             9,881
       07/31/04                   9,648             9,881
       08/01/04                   9,648             9,881
       08/02/04                   9,720             9,919
       08/03/04                   9,608             9,862
       08/04/04                   9,624             9,869
       08/05/04                   9,308             9,710
       08/06/04                   9,036             9,567
       08/07/04                   9,036             9,567
       08/08/04                   9,036             9,567
       08/09/04                   9,036             9,566
       08/10/04                   9,272             9,693
       08/11/04                   9,280             9,698
       08/12/04                   9,044             9,577
       08/13/04                   9,064             9,589
       08/14/04                   9,064             9,589
       08/15/04                   9,064             9,589
       08/16/04                   9,300             9,716
       08/17/04                   9,336             9,733
       08/18/04                   9,548             9,849
       08/19/04                   9,464             9,807
       08/20/04                   9,600             9,875
       08/21/04                   9,600             9,875
       08/22/04                   9,600             9,875
       08/23/04                   9,532             9,839
       08/24/04                   9,576             9,864
       08/25/04                   9,736             9,945
       08/26/04                   9,716             9,937
       08/27/04                   9,764             9,958
       08/28/04                   9,764             9,958
       08/29/04                   9,764             9,958
       08/30/04                   9,624             9,888
       08/31/04                   9,712             9,938
       09/01/04                   9,708             9,936
       09/02/04                   9,948            10,055
       09/03/04                   9,888            10,026
       09/04/04                   9,888            10,026
       09/05/04                   9,888            10,026
       09/06/04                   9,888            10,026
       09/07/04                  10,036            10,107
       09/08/04                   9,976            10,078
       09/09/04                   9,928            10,054
       09/10/04                   9,960            10,078
       09/11/04                   9,960            10,078
       09/12/04                   9,960            10,078
       09/13/04                   9,972            10,087
       09/14/04                   9,988            10,090
       09/15/04                   9,808            10,005
       09/16/04                   9,832            10,018
       09/17/04                   9,912            10,057
       09/18/04                   9,912            10,057
       09/19/04                   9,912            10,057
       09/20/04                   9,748             9,979
       09/21/04                   9,820            10,019
       09/22/04                   9,548             9,886
       09/23/04                   9,420             9,819
       09/24/04                   9,432             9,827
       09/25/04                   9,432             9,827
       09/26/04                   9,432             9,827
       09/27/04                   9,320             9,769
       09/28/04                   9,488             9,856
       09/29/04                   9,596             9,914
       09/30/04                   9,488             9,859
       10/01/04                   9,700             9,969
       10/02/04                   9,700             9,969
       10/03/04                   9,700             9,969
       10/04/04                   9,744             9,995
       10/05/04                   9,676             9,957
       10/06/04                   9,796            10,024
       10/07/04                   9,576             9,912
       10/08/04                   9,444             9,843
       10/09/04                   9,444             9,843
       10/10/04                   9,444             9,843
       10/11/04                   9,496             9,869
       10/12/04                   9,480             9,864
       10/13/04                   9,332             9,791
       10/14/04                   9,144             9,685
       10/15/04                   9,204             9,724
       10/16/04                   9,204             9,724
       10/17/04                   9,204             9,724
       10/18/04                   9,248             9,746
       10/19/04                   9,136             9,689
       10/20/04                   9,116             9,680
       10/21/04                   9,080             9,662
       10/22/04                   8,884             9,556
       10/23/04                   8,884             9,556
       10/24/04                   8,884             9,556
       10/25/04                   8,868             9,549
       10/26/04                   9,112             9,684
       10/27/04                   9,324             9,796
       10/28/04                   9,332             9,801
       10/29/04                   9,368             9,823
       10/30/04                   9,368             9,823
       10/31/04                   9,368             9,823
       11/01/04                   9,416             9,850
       11/02/04                   9,380             9,831
       11/03/04                   9,572             9,932
       11/04/04                   9,904            10,110
       11/05/04                  10,048            10,181
       11/06/04                  10,048            10,181
       11/07/04                  10,048            10,181
       11/08/04                  10,060            10,186
       11/09/04                  10,064            10,186
       11/10/04                  10,076            10,192
       11/11/04                  10,240            10,274
       11/12/04                  10,364            10,344
       11/13/04                  10,364            10,344
       11/14/04                  10,364            10,344
       11/15/04                  10,384            10,356
       11/16/04                  10,264            10,295
       11/17/04                  10,424            10,362
       11/18/04                  10,468            10,384
       11/19/04                  10,236            10,271
       11/20/04                  10,236            10,271
       11/21/04                  10,236            10,271
       11/22/04                  10,296            10,303
       11/23/04                  10,304            10,306
       11/24/04                  10,352            10,307
       11/25/04                  10,352            10,333
       11/26/04                  10,356            10,335
       11/27/04                  10,356            10,335
       11/28/04                  10,356            10,335
       11/29/04                  10,264            10,291
       11/30/04                  10,172            10,245
       12/01/04                  10,488            10,408
       12/02/04                  10,476            10,403
       12/03/04                  10,488            10,410
       12/04/04                  10,488            10,410
       12/05/04                  10,488            10,410
       12/06/04                  10,396            10,365
       12/07/04                  10,188            10,261
       12/08/04                  10,292            10,315
       12/09/04                  10,408            10,373
       12/10/04                  10,388            10,363
       12/11/04                  10,388            10,363
       12/12/04                  10,388            10,363
       12/13/04                  10,572            10,457
       12/14/04                  10,652            10,495
       12/15/04                  10,680            10,510
       12/16/04                  10,704            10,524
       12/17/04                  10,600            10,470
       12/18/04                  10,600            10,470
       12/19/04                  10,600            10,470
       12/20/04                  10,612            10,481
       12/21/04                  10,804            10,577
       12/22/04                  10,940            10,640
       12/23/04                  10,968            10,651
       12/24/04                  10,968            10,651
       12/25/04                  10,968            10,651
       12/26/04                  10,968            10,651
       12/27/04                  10,860            10,601
       12/28/04                  11,012            10,678
       12/29/04                  10,960            10,653
       12/30/04                  10,907            10,624
       12/31/04                  10,865            10,607
       01/01/05                  10,865            10,607
       01/02/05                  10,865            10,607
       01/03/05                  10,747            10,555
       01/04/05                  10,554            10,460
       01/05/05                  10,491            10,429
       01/06/05                  10,546            10,458
       01/07/05                  10,504            10,440
       01/08/05                  10,504            10,440
       01/09/05                  10,504            10,440
       01/10/05                  10,538            10,456
       01/11/05                  10,407            10,393
       01/12/05                  10,529            10,453
       01/13/05                  10,303            10,343
       01/14/05                  10,399            10,394
       01/15/05                  10,399            10,394
       01/16/05                  10,399            10,394
       01/17/05                  10,399            10,394
       01/18/05                  10,542            10,467
       01/19/05                  10,366            10,381
       01/20/05                  10,231            10,314
       01/21/05                  10,072            10,237
       01/22/05                  10,072            10,237
       01/23/05                  10,072            10,237
       01/24/05                  10,026            10,213
       01/25/05                  10,202            10,304
       01/26/05                  10,273            10,341
       01/27/05                  10,210            10,310
       01/28/05                  10,126            10,270
       01/29/05                  10,126            10,270
       01/30/05                  10,126            10,270
       01/31/05                  10,248            10,332
       02/01/05                  10,370            10,393
       02/02/05                  10,458            10,439
       02/03/05                  10,458            10,439
       02/04/05                  10,693            10,560
       02/05/05                  10,693            10,560
       02/06/05                  10,693            10,560
       02/07/05                  10,693            10,560
       02/08/05                  10,714            10,572
       02/09/05                  10,605            10,519
       02/10/05                  10,777            10,603
       02/11/05                  10,877            10,653
       02/12/05                  10,877            10,653
       02/13/05                  10,877            10,653
       02/14/05                  10,865            10,649
       02/15/05                  10,953            10,695
       02/16/05                  10,949            10,697
       02/17/05                  10,789            10,618
       02/18/05                  10,844            10,648
       02/19/05                  10,844            10,648
       02/20/05                  10,844            10,648
       02/21/05                  10,844            10,648
       02/22/05                  10,491            10,476
       02/23/05                  10,617            10,541
       02/24/05                  10,764            10,617
       02/25/05                  10,949            10,709
       02/26/05                  10,949            10,709
       02/27/05                  10,949            10,709
       02/28/05                  10,794            10,634
       03/01/05                  10,924            10,697
       03/02/05                  10,890            10,683
       03/03/05                  10,928            10,704
       03/04/05                  11,146            10,810
       03/05/05                  11,146            10,810
       03/06/05                  11,146            10,810
       03/07/05                  11,133            10,806
       03/08/05                  11,083            10,783
       03/09/05                  10,865            10,677
       03/10/05                  10,953            10,723
       03/11/05                  10,810            10,654
       03/12/05                  10,810            10,654
       03/13/05                  10,810            10,654
       03/14/05                  10,865            10,654
       03/15/05                  10,752            10,625
       03/16/05                  10,521            10,516
       03/17/05                  10,508            10,509
       03/18/05                  10,504            10,512
       03/19/05                  10,504            10,512
       03/20/05                  10,504            10,512
       03/21/05                  10,374            10,449
       03/22/05                  10,185            10,355
       03/23/05                  10,151            10,341
       03/24/05                  10,126            10,328
       03/25/05                  10,126            10,328
       03/26/05                  10,126            10,328
       03/27/05                  10,126            10,328
       03/28/05                  10,210            10,370
       03/29/05                  10,047            10,291
       03/30/05                  10,311            10,426
       03/31/05                  10,227            10,389
       04/01/05                  10,030            10,290
       04/02/05                  10,030            10,290
       04/03/05                  10,030            10,290
       04/04/05                  10,063            10,310
       04/05/05                  10,143            10,346
       04/06/05                  10,202            10,379
       04/07/05                  10,319            10,439
       04/08/05                  10,147            10,355
       04/09/05                  10,147            10,355
       04/10/05                  10,147            10,355
       04/11/05                  10,126            10,342
       04/12/05                  10,235            10,401
       04/13/05                  10,026            10,298
       04/14/05                   9,786            10,174
       04/15/05                   9,417             9,985
       04/16/05                   9,417             9,985
       04/17/05                   9,417             9,985
       04/18/05                   9,384             9,969
       04/19/05                   9,488            10,024
       04/20/05                   9,270             9,912
       04/21/05                   9,660            10,120
       04/22/05                   9,543            10,059
       04/23/05                   9,543            10,059
       04/24/05                   9,543            10,059
       04/25/05                   9,702            10,143
       04/26/05                   9,526            10,053
       04/27/05                   9,610            10,100
       04/28/05                   9,371             9,976
       04/29/05                   9,589            10,097
       04/30/05                   9,589            10,097
       05/01/05                   9,589            10,097
       05/02/05                   9,711            10,156
       05/03/05                   9,715            10,161
       05/04/05                   9,954            10,289
       05/05/05                   9,875            10,245
       05/06/05                   9,883            10,252
       05/07/05                   9,883            10,252
       05/08/05                   9,883            10,252
       05/09/05                   9,950            10,290
       05/10/05                   9,749            10,188
       05/11/05                   9,799            10,215
       05/12/05                   9,593            10,105
       05/13/05                   9,501            10,058
       05/14/05                   9,501            10,058
       05/15/05                   9,501            10,058
       05/16/05                   9,711            10,170
       05/17/05                   9,866            10,253
       05/18/05                  10,114            10,394
       05/19/05                  10,168            10,422
       05/20/05                  10,126            10,401
       05/21/05                  10,126            10,401
       05/22/05                  10,126            10,401
       05/23/05                  10,227            10,452
       05/24/05                  10,185            10,433
       05/25/05                  10,093            10,387
       05/26/05                  10,244            10,466
       05/27/05                  10,252            10,471
       05/28/05                  10,252            10,471
       05/29/05                  10,252            10,471
       05/30/05                  10,252            10,471
       05/31/05                  10,105            10,397
       06/01/05                  10,256            10,482
       06/02/05                  10,269            10,486
       06/03/05                  10,089            10,394
       06/04/05                  10,089            10,394
       06/05/05                  10,089            10,394
       06/06/05                  10,093            10,400
       06/07/05                  10,126            10,417
       06/08/05                  10,110            10,410
       06/09/05                  10,160            10,436
       06/10/05                  10,172            10,446
       06/11/05                  10,172            10,446
       06/12/05                  10,172            10,446
       06/13/05                  10,206            10,464
       06/14/05                  10,256            10,489
       06/15/05                  10,286            10,508
       06/16/05                  10,307            10,520
       06/17/05                  10,395            10,564
       06/18/05                  10,395            10,564
       06/19/05                  10,395            10,564
       06/20/05                  10,366            10,550
       06/21/05                  10,345            10,541
       06/22/05                  10,324            10,529
       06/23/05                   9,992            10,365
       06/24/05                   9,757            10,242
       06/25/05                   9,757            10,242
       06/26/05                   9,757            10,242
       06/27/05                   9,740            10,235
       06/28/05                   9,958            10,349
       06/29/05                   9,900            10,319
       06/30/05                   9,707            10,220
       07/01/05                   9,761            10,251
       07/02/05                   9,761            10,251
       07/03/05                   9,761            10,251
       07/04/05                   9,761            10,251
       07/05/05                   9,887            10,319
       07/06/05                   9,707            10,224
       07/07/05                   9,761            10,256
       07/08/05                  10,038            10,402
       07/09/05                  10,038            10,402
       07/10/05                  10,038            10,402
       07/11/05                  10,172            10,472
       07/12/05                  10,160            10,466
       07/13/05                  10,240            10,510
       07/14/05                  10,386            10,581
       07/15/05                  10,399            10,593
       07/16/05                  10,399            10,593
       07/17/05                  10,399            10,593
       07/18/05                  10,273            10,527
       07/19/05                  10,407            10,598
       07/20/05                  10,491            10,645
       07/21/05                  10,370            10,584
       07/22/05                  10,416            10,607
       07/23/05                  10,416            10,607
       07/24/05                  10,416            10,607
       07/25/05                  10,307            10,553
       07/26/05                  10,277            10,536
       07/27/05                  10,386            10,593
       07/28/05                  10,521            10,665
       07/29/05                  10,395            10,600
       07/30/05                  10,395            10,600
       07/31/05                  10,395            10,600
       08/01/05                  10,353            10,583
       08/02/05                  10,470            10,643
       08/03/05                  10,500            10,659
       08/04/05                  10,328            10,572
       08/05/05                  10,223            10,520
       08/06/05                  10,223            10,520
       08/07/05                  10,223            10,520
       08/08/05                  10,181            10,500
       08/09/05                  10,332            10,579
       08/10/05                  10,311            10,567
       08/11/05                  10,487            10,662
       08/12/05                  10,319            10,576
       08/13/05                  10,319            10,576
       08/14/05                  10,319            10,576
       08/15/05                  10,386            10,611
       08/16/05                  10,147            10,490
       08/17/05                  10,231            10,535
       08/18/05                  10,235            10,539
       08/19/05                  10,248            10,546
       08/20/05                  10,248            10,546
       08/21/05                  10,248            10,546
       08/22/05                  10,269            10,557
       08/23/05                  10,168            10,507
       08/24/05                  10,000            10,422
       08/25/05                  10,030            10,438
       08/26/05                   9,925            10,385
       08/27/05                   9,925            10,385
       08/28/05                   9,925            10,385
       08/29/05                  10,051            10,450
       08/30/05                   9,954            10,401
       08/31/05                  10,089            10,474
       09/01/05                  10,047            10,452
       09/02/05                  10,017            10,440
       09/03/05                  10,017            10,440
       09/04/05                  10,017            10,440
       09/05/05                  10,017            10,440
       09/06/05                  10,294            10,581
       09/07/05                  10,374            10,626
       09/08/05                  10,296            10,588
       09/09/05                  10,449            10,671
       09/10/05                  10,449            10,671
       09/11/05                  10,449            10,671
       09/12/05                  10,463            10,676
       09/13/05                  10,310            10,599
       09/14/05                  10,202            10,546
       09/15/05                  10,229            10,560
       09/16/05                  10,382            10,643
       09/17/05                  10,382            10,643
       09/18/05                  10,382            10,643
       09/19/05                  10,220            10,559
       09/20/05                  10,067            10,483
       09/21/05                   9,865            10,379
       09/22/05                   9,950            10,425
       09/23/05                   9,941            10,423
       09/24/05                   9,941            10,423
       09/25/05                   9,941            10,423
       09/26/05                   9,986            10,447
       09/27/05                  10,009            10,459
       09/28/05                  10,040            10,476
       09/29/05                  10,188            10,556
       09/30/05                  10,215            10,572
       10/01/05                  10,215            10,572
       10/02/05                  10,215            10,572
       10/03/05                  10,148            10,539
       10/04/05                   9,968            10,447
       10/05/05                   9,744            10,330
       10/06/05                   9,685            10,299
       10/07/05                   9,694            10,305
       10/08/05                   9,694            10,305
       10/09/05                   9,694            10,305
       10/10/05                   9,587            10,251
       10/11/05                   9,613            10,266
       10/12/05                   9,542            10,229
       10/13/05                   9,537            10,229
       10/14/05                   9,672            10,300
       10/15/05                   9,672            10,300
       10/16/05                   9,672            10,300
       10/17/05                   9,780            10,361
       10/18/05                   9,663            10,298
       10/19/05                   9,905            10,429
       10/20/05                   9,649            10,298
       10/21/05                   9,528            10,232
       10/22/05                   9,528            10,232
       10/23/05                   9,528            10,232
       10/24/05                   9,843            10,402
       10/25/05                   9,829            10,395
       10/26/05                   9,762            10,362
       10/27/05                   9,546            10,246
       10/28/05                   9,861            10,420
       10/29/05                   9,861            10,420
       10/30/05                   9,861            10,420
       10/31/05                   9,932            10,457
       11/01/05                   9,870            10,424
       11/02/05                   9,991            10,491
       11/03/05                  10,094            10,545
       11/04/05                  10,103            10,553
       11/05/05                  10,103            10,553
       11/06/05                  10,103            10,553
       11/07/05                  10,206            10,609
       11/08/05                  10,144            10,574
       11/09/05                  10,153            10,580
       11/10/05                  10,350            10,683
       11/11/05                  10,427            10,729
       11/12/05                  10,427            10,729
       11/13/05                  10,427            10,729
       11/14/05                  10,454            10,740
       11/15/05                  10,427            10,730
       11/16/05                  10,413            10,722
       11/17/05                  10,494            10,767
       11/18/05                  10,588            10,816
       11/19/05                  10,588            10,816
       11/20/05                  10,588            10,816
       11/21/05                  10,692            10,870
       11/22/05                  10,790            10,925
       11/23/05                  10,880            10,970
       11/24/05                  10,880            10,970
       11/25/05                  10,912            10,986
       11/26/05                  10,912            10,986
       11/27/05                  10,912            10,986
       11/28/05                  10,826            10,945
       11/29/05                  10,831            10,945
       11/30/05                  10,674            10,867
       12/01/05                  10,880            10,974
       12/02/05                  10,808            10,939
       12/03/05                  10,808            10,939
       12/04/05                  10,808            10,939
       12/05/05                  10,723            10,896
       12/06/05                  10,764            10,918
       12/07/05                  10,669            10,872
       12/08/05                  10,561            10,818
       12/09/05                  10,602            10,841
       12/10/05                  10,602            10,841
       12/11/05                  10,602            10,841
       12/12/05                  10,584            10,831
       12/13/05                  10,687            10,887
       12/14/05                  10,804            10,949
       12/15/05                  10,799            10,947
       12/16/05                  10,786            10,941
       12/17/05                  10,786            10,941
       12/18/05                  10,786            10,941
       12/19/05                  10,705            10,901
       12/20/05                  10,642            10,870
       12/21/05                  10,696            10,899
       12/22/05                  10,804            10,957
       12/23/05                  10,800            10,957
       12/24/05                  10,800            10,957
       12/25/05                  10,800            10,957
       12/26/05                  10,800            10,957
       12/27/05                  10,587            10,851
       12/28/05                  10,614            10,869
       12/29/05                  10,596            10,858
       12/30/05                  10,451            10,790
       12/31/05                  10,451            10,790

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                 ONE                  INCEPTION
                                                 YEAR                 (05/03/04)
--------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND                        -3.81%                  2.69%
DOW JONES INDUSTRIAL AVERAGE INDEX               1.72%                  4.68%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                     LONG DYNAMIC    DOW JONES INDUSTRIAL
                                     DOW 30 FUND        AVERAGE INDEX
                                    -------------    --------------------
OTHER                                    6.4%                8.5%
INDUSTRIALS                             19.5%               24.7%
CONSUMER STAPLES                        12.8%               16.2%
FINANCIALS                              12.1%               15.4%
INFORMATION TECHNOLOGY                   9.5%               12.2%
CONSUMER DISCRETIONARY                   6.9%                8.8%
HEALTH CARE                              6.7%                8.8%
MATERIALS                                4.2%                5.4%
FUTURES CONTRACTS                       66.6%
EQUITY INDEX SWAP AGREEMENTS            55.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
International Business Machines Corp.            4.8%
3M Co.                                           4.5%
Altria Group, Inc.                               4.4%
Boeing Co.                                       4.1%
American International Group, Inc.               4.0%
Johnson & Johnson, Inc.                          3.5%
Procter & Gamble Co.                             3.4%
Caterpillar, Inc.                                3.4%
Exxon Mobil Corp.                                3.3%
United Technologies Corp.                        3.3%
-----------------------------------------------------
Top Ten Total                                   38.7%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 21

--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW 30 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average Index.

INCEPTION: May 3, 2004

The Dow Jones Industrial Average Index gained 1.72% in 2005. The index was in a trading range and negative for most of the year before rising strongly in November to help push it higher for the year.

Hewlett-Packard (36.5%), Boeing (35.7%), Altria Group (22.3%) and Caterpillar (18.5%) led the list of gainers. General Motors (-51.5%), Verizon Communications (-25.6%) and IBM (-16.6%) were the year's big losers. Increased interest rates helped raise the amount of income the Fund earned and improved its performance. The Rydex Inverse Dynamic Dow 30 Fund returned 1.63% for the year. During that same period, it achieved a daily correlation of over 0.99 to its benchmark of 200% of the daily performance of the Dow Jones Industrial Average Index. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The effects of compounding are described briefly on page 3 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                 DOW JONES
                         INVERSE DYNAMIC        INDUSTRIAL
         DATE              DOW 30 FUND         AVERAGE INDEX
      ----------         ---------------       -------------
       05/03/04              10,000               10,000
       05/04/04               9,992               10,003
       05/05/04               9,996                9,997
       05/06/04              10,138                9,932
       05/07/04              10,378                9,812
       05/08/04              10,378                9,812
       05/09/04              10,378                9,812
       05/10/04              10,658                9,688
       05/11/04              10,586                9,719
       05/12/04              10,512                9,751
       05/13/04              10,592                9,717
       05/14/04              10,590                9,721
       05/15/04              10,590                9,721
       05/16/04              10,590                9,721
       05/17/04              10,812                9,618
       05/18/04              10,666                9,680
       05/19/04              10,718                9,657
       05/20/04              10,714                9,657
       05/21/04              10,650                9,685
       05/22/04              10,650                9,685
       05/23/04              10,650                9,685
       05/24/04              10,672                9,677
       05/25/04              10,336                9,832
       05/26/04              10,348                9,824
       05/27/04              10,160                9,917
       05/28/04              10,192                9,900
       05/29/04              10,192                9,900
       05/30/04              10,192                9,900
       05/31/04              10,192                9,900
       06/01/04              10,164                9,914
       06/02/04              10,038                9,976
       06/03/04              10,172                9,911
       06/04/04              10,076                9,956
       06/05/04              10,076                9,956
       06/06/04              10,076                9,956
       06/07/04               9,790               10,100
       06/08/04               9,710               10,141
       06/09/04               9,828               10,079
       06/10/04               9,748               10,120
       06/11/04               9,748               10,120
       06/12/04               9,748               10,120
       06/13/04               9,748               10,120
       06/14/04               9,876               10,053
       06/15/04               9,786               10,098
       06/16/04               9,790               10,097
       06/17/04               9,794               10,095
       06/18/04               9,726               10,133
       06/19/04               9,726               10,133
       06/20/04               9,726               10,133
       06/21/04               9,804               10,089
       06/22/04               9,758               10,112
       06/23/04               9,602               10,194
       06/24/04               9,664               10,161
       06/25/04               9,800               10,091
       06/26/04               9,800               10,091
       06/27/04               9,800               10,091
       06/28/04               9,828               10,076
       06/29/04               9,714               10,131
       06/30/04               9,672               10,153
       07/01/04               9,860               10,057
       07/02/04               9,962               10,007
       07/03/04               9,962               10,007
       07/04/04               9,962               10,007
       07/05/04               9,962               10,007
       07/06/04              10,080                9,945
       07/07/04              10,030                9,971
       07/08/04              10,168                9,904
       07/09/04              10,084                9,944
       07/10/04              10,084                9,944
       07/11/04              10,084                9,944
       07/12/04              10,036                9,969
       07/13/04              10,018                9,978
       07/14/04              10,102                9,940
       07/15/04              10,180                9,896
       07/16/04              10,224                9,876
       07/17/04              10,224                9,876
       07/18/04              10,224                9,876
       07/19/04              10,320                9,831
       07/20/04              10,206                9,885
       07/21/04              10,416                9,786
       07/22/04              10,410                9,791
       07/23/04              10,594                9,705
       07/24/04              10,594                9,705
       07/25/04              10,594                9,705
       07/26/04              10,584                9,704
       07/27/04              10,330                9,824
       07/28/04              10,264                9,856
       07/29/04              10,232                9,870
       07/30/04              10,220                9,881
       07/31/04              10,220                9,881
       08/01/04              10,220                9,881
       08/02/04              10,138                9,919
       08/03/04              10,266                9,862
       08/04/04              10,248                9,869
       08/05/04              10,580                9,710
       08/06/04              10,894                9,567
       08/07/04              10,894                9,567
       08/08/04              10,894                9,567
       08/09/04              10,890                9,566
       08/10/04              10,608                9,693
       08/11/04              10,596                9,698
       08/12/04              10,860                9,577
       08/13/04              10,828                9,589
       08/14/04              10,828                9,589
       08/15/04              10,828                9,589
       08/16/04              10,548                9,716
       08/17/04              10,508                9,733
       08/18/04              10,262                9,849
       08/19/04              10,350                9,807
       08/20/04              10,204                9,875
       08/21/04              10,204                9,875
       08/22/04              10,204                9,875
       08/23/04              10,276                9,839
       08/24/04              10,232                9,864
       08/25/04              10,060                9,945
       08/26/04              10,080                9,937
       08/27/04              10,032                9,958
       08/28/04              10,032                9,958
       08/29/04              10,032                9,958
       08/30/04              10,176                9,888
       08/31/04              10,076                9,938
       09/01/04              10,082                9,936
       09/02/04               9,838               10,055
       09/03/04               9,900               10,026
       09/04/04               9,900               10,026
       09/05/04               9,900               10,026
       09/06/04               9,900               10,026
       09/07/04               9,744               10,107
       09/08/04               9,798               10,078
       09/09/04               9,844               10,054
       09/10/04               9,788               10,078
       09/11/04               9,788               10,078
       09/12/04               9,788               10,078
       09/13/04               9,772               10,087
       09/14/04               9,760               10,090
       09/15/04               9,932               10,005
       09/16/04               9,908               10,018
       09/17/04               9,830               10,057
       09/18/04               9,830               10,057
       09/19/04               9,830               10,057
       09/20/04               9,986                9,979
       09/21/04               9,906               10,019
       09/22/04              10,174                9,886
       09/23/04              10,308                9,819
       09/24/04              10,294                9,827
       09/25/04              10,294                9,827
       09/26/04              10,294                9,827
       09/27/04              10,412                9,769
       09/28/04              10,230                9,856
       09/29/04              10,116                9,914
       09/30/04              10,228                9,859
       10/01/04               9,996                9,969
       10/02/04               9,996                9,969
       10/03/04               9,996                9,969
       10/04/04               9,948                9,995
       10/05/04              10,024                9,957
       10/06/04               9,892               10,024
       10/07/04              10,116                9,912
       10/08/04              10,260                9,843
       10/09/04              10,260                9,843
       10/10/04              10,260                9,843
       10/11/04              10,202                9,869
       10/12/04              10,216                9,864
       10/13/04              10,370                9,791
       10/14/04              10,592                9,685
       10/15/04              10,516                9,724
       10/16/04              10,516                9,724
       10/17/04              10,516                9,724
       10/18/04              10,466                9,746
       10/19/04              10,590                9,689
       10/20/04              10,612                9,680
       10/21/04              10,654                9,662
       10/22/04              10,886                9,556
       10/23/04              10,886                9,556
       10/24/04              10,886                9,556
       10/25/04              10,906                9,549
       10/26/04              10,602                9,684
       10/27/04              10,356                9,796
       10/28/04              10,346                9,801
       10/29/04              10,302                9,823
       10/30/04              10,302                9,823
       10/31/04              10,302                9,823
       11/01/04              10,248                9,850
       11/02/04              10,288                9,831
       11/03/04              10,074                9,932
       11/04/04               9,714               10,110
       11/05/04               9,578               10,181
       11/06/04               9,578               10,181
       11/07/04               9,578               10,181
       11/08/04               9,566               10,186
       11/09/04               9,566               10,186
       11/10/04               9,552               10,192
       11/11/04               9,398               10,274
       11/12/04               9,282               10,344
       11/13/04               9,282               10,344
       11/14/04               9,282               10,344
       11/15/04               9,262               10,356
       11/16/04               9,372               10,295
       11/17/04               9,246               10,362
       11/18/04               9,204               10,384
       11/19/04               9,406               10,271
       11/20/04               9,406               10,271
       11/21/04               9,406               10,271
       11/22/04               9,350               10,303
       11/23/04               9,344               10,306
       11/24/04               9,298               10,307
       11/25/04               9,298               10,333
       11/26/04               9,296               10,335
       11/27/04               9,296               10,335
       11/28/04               9,296               10,335
       11/29/04               9,378               10,291
       11/30/04               9,462               10,245
       12/01/04               9,172               10,408
       12/02/04               9,182               10,403
       12/03/04               9,174               10,410
       12/04/04               9,174               10,410
       12/05/04               9,174               10,410
       12/06/04               9,250               10,365
       12/07/04               9,432               10,261
       12/08/04               9,342               10,315
       12/09/04               9,236               10,373
       12/10/04               9,254               10,363
       12/11/04               9,254               10,363
       12/12/04               9,254               10,363
       12/13/04               9,088               10,457
       12/14/04               9,016               10,495
       12/15/04               8,998               10,510
       12/16/04               8,982               10,524
       12/17/04               9,060               10,470
       12/18/04               9,060               10,470
       12/19/04               9,060               10,470
       12/20/04               9,054               10,481
       12/21/04               8,896               10,577
       12/22/04               8,786               10,640
       12/23/04               8,760               10,651
       12/24/04               8,760               10,651
       12/25/04               8,760               10,651
       12/26/04               8,760               10,651
       12/27/04               8,848               10,601
       12/28/04               8,726               10,678
       12/29/04               8,772               10,653
       12/30/04               8,814               10,624
       12/31/04               8,853               10,607
       01/01/05               8,853               10,607
       01/02/05               8,853               10,607
       01/03/05               8,950               10,555
       01/04/05               9,109               10,460
       01/05/05               9,161               10,429
       01/06/05               9,116               10,458
       01/07/05               9,154               10,440
       01/08/05               9,154               10,440
       01/09/05               9,154               10,440
       01/10/05               9,126               10,456
       01/11/05               9,224               10,393
       01/12/05               9,128               10,453
       01/13/05               9,324               10,343
       01/14/05               9,232               10,394
       01/15/05               9,232               10,394
       01/16/05               9,232               10,394
       01/17/05               9,232               10,394
       01/18/05               9,105               10,467
       01/19/05               9,259               10,381
       01/20/05               9,380               10,314
       01/21/05               9,521               10,237
       01/22/05               9,521               10,237
       01/23/05               9,521               10,237
       01/24/05               9,560               10,213
       01/25/05               9,392               10,304
       01/26/05               9,333               10,341
       01/27/05               9,390               10,310
       01/28/05               9,470               10,270
       01/29/05               9,470               10,270
       01/30/05               9,470               10,270
       01/31/05               9,361               10,332
       02/01/05               9,245               10,393
       02/02/05               9,165               10,439
       02/03/05               9,169               10,439
       02/04/05               8,962               10,560
       02/05/05               8,962               10,560
       02/06/05               8,962               10,560
       02/07/05               8,960               10,560
       02/08/05               8,935               10,572
       02/09/05               9,036               10,519
       02/10/05               8,890               10,603
       02/11/05               8,804               10,653
       02/12/05               8,804               10,653
       02/13/05               8,804               10,653
       02/14/05               8,814               10,649
       02/15/05               8,745               10,695
       02/16/05               8,749               10,697
       02/17/05               8,872               10,618
       02/18/05               8,823               10,648
       02/19/05               8,823               10,648
       02/20/05               8,823               10,648
       02/21/05               8,823               10,648
       02/22/05               9,109               10,476
       02/23/05               8,995               10,541
       02/24/05               8,872               10,617
       02/25/05               8,724               10,709
       02/26/05               8,724               10,709
       02/27/05               8,724               10,709
       02/28/05               8,847               10,634
       03/01/05               8,739               10,697
       03/02/05               8,769               10,683
       03/03/05               8,743               10,704
       03/04/05               8,567               10,810
       03/05/05               8,567               10,810
       03/06/05               8,567               10,810
       03/07/05               8,575               10,806
       03/08/05               8,618               10,783
       03/09/05               8,784               10,677
       03/10/05               8,714               10,723
       03/11/05               8,825               10,654
       03/12/05               8,825               10,654
       03/13/05               8,825               10,654
       03/14/05               8,780               10,654
       03/15/05               8,872               10,625
       03/16/05               9,062               10,516
       03/17/05               9,075               10,509
       03/18/05               9,079               10,512
       03/19/05               9,079               10,512
       03/20/05               9,079               10,512
       03/21/05               9,187               10,449
       03/22/05               9,353               10,355
       03/23/05               9,384               10,341
       03/24/05               9,408               10,328
       03/25/05               9,408               10,328
       03/26/05               9,408               10,328
       03/27/05               9,408               10,328
       03/28/05               9,333               10,370
       03/29/05               9,480               10,291
       03/30/05               9,230               10,426
       03/31/05               9,300               10,389
       04/01/05               9,480               10,290
       04/02/05               9,480               10,290
       04/03/05               9,480               10,290
       04/04/05               9,449               10,310
       04/05/05               9,380               10,346
       04/06/05               9,324               10,379
       04/07/05               9,218               10,439
       04/08/05               9,372               10,355
       04/09/05               9,372               10,355
       04/10/05               9,372               10,355
       04/11/05               9,396               10,342
       04/12/05               9,292               10,401
       04/13/05               9,482               10,298
       04/14/05               9,708               10,174
       04/15/05              10,076                9,985
       04/16/05              10,076                9,985
       04/17/05              10,076                9,985
       04/18/05              10,113                9,969
       04/19/05              10,000               10,024
       04/20/05              10,230                9,912
       04/21/05               9,798               10,120
       04/22/05               9,918               10,059
       04/23/05               9,918               10,059
       04/24/05               9,918               10,059
       04/25/05               9,751               10,143
       04/26/05               9,929               10,053
       04/27/05               9,841               10,100
       04/28/05              10,086                9,976
       04/29/05               9,849               10,097
       04/30/05               9,849               10,097
       05/01/05               9,849               10,097
       05/02/05               9,726               10,156
       05/03/05               9,722               10,161
       05/04/05               9,484               10,289
       05/05/05               9,562               10,245
       05/06/05               9,556               10,252
       05/07/05               9,556               10,252
       05/08/05               9,556               10,252
       05/09/05               9,488               10,290
       05/10/05               9,683               10,188
       05/11/05               9,634               10,215
       05/12/05               9,839               10,105
       05/13/05               9,935               10,058
       05/14/05               9,935               10,058
       05/15/05               9,935               10,058
       05/16/05               9,714               10,170
       05/17/05               9,560               10,253
       05/18/05               9,302               10,394
       05/19/05               9,251               10,422
       05/20/05               9,292               10,401
       05/21/05               9,292               10,401
       05/22/05               9,292               10,401
       05/23/05               9,204               10,452
       05/24/05               9,240               10,433
       05/25/05               9,322               10,387
       05/26/05               9,181               10,466
       05/27/05               9,177               10,471
       05/28/05               9,177               10,471
       05/29/05               9,177               10,471
       05/30/05               9,177               10,471
       05/31/05               9,310               10,397
       06/01/05               9,167               10,482
       06/02/05               9,156               10,486
       06/03/05               9,320               10,394
       06/04/05               9,320               10,394
       06/05/05               9,320               10,394
       06/06/05               9,314               10,400
       06/07/05               9,286               10,417
       06/08/05               9,298               10,410
       06/09/05               9,253               10,436
       06/10/05               9,240               10,446
       06/11/05               9,240               10,446
       06/12/05               9,240               10,446
       06/13/05               9,212               10,464
       06/14/05               9,169               10,489
       06/15/05               9,140               10,508
       06/16/05               9,122               10,520
       06/17/05               9,048               10,564
       06/18/05               9,048               10,564
       06/19/05               9,048               10,564
       06/20/05               9,075               10,550
       06/21/05               9,093               10,541
       06/22/05               9,111               10,529
       06/23/05               9,402               10,365
       06/24/05               9,628               10,242
       06/25/05               9,628               10,242
       06/26/05               9,628               10,242
       06/27/05               9,644               10,235
       06/28/05               9,435               10,349
       06/29/05               9,492               10,319
       06/30/05               9,677               10,220
       07/01/05               9,621               10,251
       07/02/05               9,621               10,251
       07/03/05               9,621               10,251
       07/04/05               9,621               10,251
       07/05/05               9,499               10,319
       07/06/05               9,675               10,224
       07/07/05               9,619               10,256
       07/08/05               9,349               10,402
       07/09/05               9,349               10,402
       07/10/05               9,349               10,402
       07/11/05               9,226               10,472
       07/12/05               9,238               10,466
       07/13/05               9,167               10,510
       07/14/05               9,042               10,581
       07/15/05               9,027               10,593
       07/16/05               9,027               10,593
       07/17/05               9,027               10,593
       07/18/05               9,138               10,527
       07/19/05               9,017               10,598
       07/20/05               8,941               10,645
       07/21/05               9,046               10,584
       07/22/05               9,011               10,607
       07/23/05               9,011               10,607
       07/24/05               9,011               10,607
       07/25/05               9,105               10,553
       07/26/05               9,134               10,536
       07/27/05               9,038               10,593
       07/28/05               8,917               10,665
       07/29/05               9,032               10,600
       07/30/05               9,032               10,600
       07/31/05               9,032               10,600
       08/01/05               9,066               10,583
       08/02/05               8,964               10,643
       08/03/05               8,939               10,659
       08/04/05               9,089               10,572
       08/05/05               9,181               10,520
       08/06/05               9,181               10,520
       08/07/05               9,181               10,520
       08/08/05               9,220               10,500
       08/09/05               9,083               10,579
       08/10/05               9,105               10,567
       08/11/05               8,945               10,662
       08/12/05               9,093               10,576
       08/13/05               9,093               10,576
       08/14/05               9,093               10,576
       08/15/05               9,036               10,611
       08/16/05               9,245               10,490
       08/17/05               9,169               10,535
       08/18/05               9,165               10,539
       08/19/05               9,154               10,546
       08/20/05               9,154               10,546
       08/21/05               9,154               10,546
       08/22/05               9,138               10,557
       08/23/05               9,230               10,507
       08/24/05               9,380               10,422
       08/25/05               9,355               10,438
       08/26/05               9,456               10,385
       08/27/05               9,456               10,385
       08/28/05               9,456               10,385
       08/29/05               9,337               10,450
       08/30/05               9,429               10,401
       08/31/05               9,302               10,474
       09/01/05               9,341               10,452
       09/02/05               9,370               10,440
       09/03/05               9,370               10,440
       09/04/05               9,370               10,440
       09/05/05               9,370               10,440
       09/06/05               9,118               10,581
       09/07/05               9,046               10,626
       09/08/05               9,118               10,588
       09/09/05               8,982               10,671
       09/10/05               8,982               10,671
       09/11/05               8,982               10,671
       09/12/05               8,974               10,676
       09/13/05               9,105               10,599
       09/14/05               9,197               10,546
       09/15/05               9,177               10,560
       09/16/05               9,038               10,643
       09/17/05               9,038               10,643
       09/18/05               9,038               10,643
       09/19/05               9,181               10,559
       09/20/05               9,314               10,483
       09/21/05               9,503               10,379
       09/22/05               9,423               10,425
       09/23/05               9,433               10,423
       09/24/05               9,433               10,423
       09/25/05               9,433               10,423
       09/26/05               9,390               10,447
       09/27/05               9,374               10,459
       09/28/05               9,345               10,476
       09/29/05               9,204               10,556
       09/30/05               9,183               10,572
       10/01/05               9,183               10,572
       10/02/05               9,183               10,572
       10/03/05               9,243               10,539
       10/04/05               9,404               10,447
       10/05/05               9,621               10,330
       10/06/05               9,681               10,299
       10/07/05               9,675               10,305
       10/08/05               9,675               10,305
       10/09/05               9,675               10,305
       10/10/05               9,779               10,251
       10/11/05               9,755               10,266
       10/12/05               9,835               10,229
       10/13/05               9,832               10,229
       10/14/05               9,695               10,300
       10/15/05               9,695               10,300
       10/16/05               9,695               10,300
       10/17/05               9,591               10,361
       10/18/05               9,703               10,298
       10/19/05               9,470               10,429
       10/20/05               9,718               10,298
       10/21/05               9,839               10,232
       10/22/05               9,839               10,232
       10/23/05               9,839               10,232
       10/24/05               9,513               10,402
       10/25/05               9,529               10,395
       10/26/05               9,593               10,362
       10/27/05               9,812               10,246
       10/28/05               9,492               10,420
       10/29/05               9,492               10,420
       10/30/05               9,492               10,420
       10/31/05               9,427               10,457
       11/01/05               9,488               10,424
       11/02/05               9,370               10,491
       11/03/05               9,277               10,545
       11/04/05               9,271               10,553
       11/05/05               9,271               10,553
       11/06/05               9,271               10,553
       11/07/05               9,177               10,609
       11/08/05               9,238               10,574
       11/09/05               9,230               10,580
       11/10/05               9,054               10,683
       11/11/05               8,980               10,729
       11/12/05               8,980               10,729
       11/13/05               8,980               10,729
       11/14/05               8,964               10,740
       11/15/05               8,984               10,730
       11/16/05               8,999               10,722
       11/17/05               8,927               10,767
       11/18/05               8,851               10,816
       11/19/05               8,851               10,816
       11/20/05               8,851               10,816
       11/21/05               8,765               10,870
       11/22/05               8,679               10,925
       11/23/05               8,612               10,970
       11/24/05               8,612               10,970
       11/25/05               8,591               10,986
       11/26/05               8,591               10,986
       11/27/05               8,591               10,986
       11/28/05               8,657               10,945
       11/29/05               8,671               10,945
       11/30/05               8,798               10,867
       12/01/05               8,628               10,974
       12/02/05               8,689               10,939
       12/03/05               8,689               10,939
       12/04/05               8,689               10,939
       12/05/05               8,759               10,896
       12/06/05               8,728               10,918
       12/07/05               8,804               10,872
       12/08/05               8,894               10,818
       12/09/05               8,864               10,841
       12/10/05               8,864               10,841
       12/11/05               8,864               10,841
       12/12/05               8,882               10,831
       12/13/05               8,792               10,887
       12/14/05               8,694               10,949
       12/15/05               8,700               10,947
       12/16/05               8,714               10,941
       12/17/05               8,714               10,941
       12/18/05               8,714               10,941
       12/19/05               8,782               10,901
       12/20/05               8,835               10,870
       12/21/05               8,790               10,899
       12/22/05               8,702               10,957
       12/23/05               8,710               10,957
       12/24/05               8,710               10,957
       12/25/05               8,710               10,957
       12/26/05               8,710               10,957
       12/27/05               8,883               10,851
       12/28/05               8,856               10,869
       12/29/05               8,877               10,858
       12/30/05               8,997               10,790
       12/31/05               8,997               10,790

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                  ONE                 INCEPTION
                                                  YEAR                (05/03/04)
--------------------------------------------------------------------------------
INVERSE DYNAMIC DOW 30 FUND                       1.63%                 -6.16%
DOW JONES INDUSTRIAL AVERAGE INDEX                1.72%                  4.68%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        INVERSE DYNAMIC     DOW JONES INDUSTRIAL
                                          DOW 30 FUND          AVERAGE INDEX
                                        ---------------     --------------------
OTHER                                                               8.5%
INDUSTRIALS                                                        24.7%
CONSUMER STAPLES                                                   16.2%
FINANCIALS                                                         15.4%
INFORMATION TECHNOLOGY                                             12.2%
HEALTH CARE                                                         8.8%
CONSUMER DISCRETIONARY                                              8.8%
MATERIALS                                                           5.4%
FUTURES CONTRACTS SHORT SALES                 -34.1%
EQUITY INDEX SWAP AGREEMENTS SHORT SALES     -166.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


22 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

INCEPTION: May 3, 2004

For 2005, the S&P Small Cap/Barra Value Index posted its third consecutive yearly gain. Although value stocks underperformed growth stocks, the index still managed to gain 6.45% for the year. Rydex Small-Cap Value Fund gained 3.64% for the period, driven higher in large part by energy, utility and basic materials companies.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                    S&P SMALL CAP      S&P SMALL CAP 600/
                 SMALL-CAP         600/BARRA VALUE     CITIGROUP PURE
    DATE         VALUE FUND             INDEX            VALUE INDEX
  ---------      ----------        ---------------    -----------------
   5/3/2004        10,000              10,000              10,000
   5/4/2004        10,072              10,076              10,091
   5/5/2004        10,064              10,068              10,066
   5/6/2004         9,964               9,968               9,942
   5/7/2004         9,708               9,711               9,635
   5/8/2004         9,708               9,711               9,635
   5/9/2004         9,708               9,711               9,635
  5/10/2004         9,536               9,537               9,461
  5/11/2004         9,692               9,695               9,608
  5/12/2004         9,728               9,731               9,647
  5/13/2004         9,664               9,670               9,552
  5/14/2004         9,640               9,645               9,492
  5/15/2004         9,640               9,645               9,492
  5/16/2004         9,640               9,645               9,492
  5/17/2004         9,496               9,500               9,330
  5/18/2004         9,628               9,637               9,516
  5/19/2004         9,604               9,611               9,493
  5/20/2004         9,648               9,659               9,552
  5/21/2004         9,712               9,724               9,643
  5/22/2004         9,712               9,724               9,643
  5/23/2004         9,712               9,724               9,643
  5/24/2004         9,828               9,842               9,734
  5/25/2004        10,060              10,076               9,974
  5/26/2004        10,056              10,073               9,967
  5/27/2004        10,056              10,074               9,968
  5/28/2004        10,052              10,073               9,972
  5/29/2004        10,052              10,073               9,972
  5/30/2004        10,052              10,073               9,972
  5/31/2004        10,052              10,073               9,972
   6/1/2004        10,108              10,129              10,052
   6/2/2004        10,124              10,145              10,076
   6/3/2004         9,960               9,980               9,921
   6/4/2004        10,020              10,042               9,976
   6/5/2004        10,020              10,042               9,976
   6/6/2004        10,020              10,042               9,976
   6/7/2004        10,232              10,254              10,205
   6/8/2004        10,236              10,259              10,250
   6/9/2004        10,108              10,128              10,114
  6/10/2004        10,132              10,153              10,156
  6/11/2004        10,132              10,153              10,156
  6/12/2004        10,132              10,153              10,156
  6/13/2004        10,132              10,153              10,156
  6/14/2004         9,960               9,981               9,964
  6/15/2004        10,124              10,150              10,151
  6/16/2004        10,172              10,196              10,208
  6/17/2004        10,212              10,237              10,277
  6/18/2004        10,244              10,272              10,327
  6/19/2004        10,244              10,272              10,327
  6/20/2004        10,244              10,272              10,327
  6/21/2004        10,216              10,245              10,317
  6/22/2004        10,256              10,284              10,354
  6/23/2004        10,376              10,408              10,488
  6/24/2004        10,344              10,374              10,445
  6/25/2004        10,448              10,480              10,607
  6/26/2004        10,448              10,480              10,607
  6/27/2004        10,448              10,480              10,607
  6/28/2004        10,424              10,457              10,597
  6/29/2004        10,532              10,561              10,720
  6/30/2004        10,596              10,626              10,766
   7/1/2004        10,476              10,502              10,635
   7/2/2004        10,500              10,529              10,662
   7/3/2004        10,500              10,529              10,662
   7/4/2004        10,500              10,529              10,662
   7/5/2004        10,500              10,529              10,662
   7/6/2004        10,356              10,375              10,522
   7/7/2004        10,356              10,384              10,521
   7/8/2004        10,188              10,215              10,327
   7/9/2004        10,224              10,256              10,333
  7/10/2004        10,224              10,256              10,333
  7/11/2004        10,224              10,256              10,333
  7/12/2004        10,216              10,244              10,329
  7/13/2004        10,252              10,281              10,365
  7/14/2004        10,204              10,228              10,336
  7/15/2004        10,248              10,272              10,367
  7/16/2004        10,188              10,210              10,306
  7/17/2004        10,188              10,210              10,306
  7/18/2004        10,188              10,210              10,306
  7/19/2004        10,180              10,197              10,302
  7/20/2004        10,320              10,341              10,438
  7/21/2004        10,088              10,106              10,186
  7/22/2004         9,996              10,012              10,042
  7/23/2004         9,924               9,943               9,972
  7/24/2004         9,924               9,943               9,972
  7/25/2004         9,924               9,943               9,972
  7/26/2004         9,856               9,871               9,881
  7/27/2004        10,016              10,036              10,083
  7/28/2004         9,960               9,978              10,078
  7/29/2004        10,096              10,114              10,253
  7/30/2004        10,100              10,121              10,271
  7/31/2004        10,100              10,121              10,271
   8/1/2004        10,100              10,121              10,271
   8/2/2004        10,140              10,163              10,294
   8/3/2004        10,012              10,035              10,175
   8/4/2004        10,024              10,045              10,174
   8/5/2004         9,852               9,874               9,952
   8/6/2004         9,640               9,660               9,743
   8/7/2004         9,640               9,660               9,743
   8/8/2004         9,640               9,660               9,743
   8/9/2004         9,644               9,661               9,733
  8/10/2004         9,824               9,843               9,926
  8/11/2004         9,808               9,827               9,922
  8/12/2004         9,608               9,630               9,731
  8/13/2004         9,620               9,642               9,735
  8/14/2004         9,620               9,642               9,735
  8/15/2004         9,620               9,642               9,735
  8/16/2004         9,836               9,860               9,949
  8/17/2004         9,856               9,881               9,957
  8/18/2004        10,016              10,040              10,090
  8/19/2004         9,960               9,985              10,051
  8/20/2004        10,136              10,168              10,212
  8/21/2004        10,136              10,168              10,212
  8/22/2004        10,136              10,168              10,212
  8/23/2004        10,032              10,064              10,106
  8/24/2004        10,092              10,125              10,142
  8/25/2004        10,132              10,167              10,170
  8/26/2004        10,116              10,148              10,190
  8/27/2004        10,188              10,222              10,250
  8/28/2004        10,188              10,222              10,250
  8/29/2004        10,188              10,222              10,250
  8/30/2004        10,064              10,097              10,156
  8/31/2004        10,120              10,153              10,211
   9/1/2004        10,192              10,227              10,272
   9/2/2004        10,344              10,378              10,425
   9/3/2004        10,276              10,314              10,365
   9/4/2004        10,276              10,314              10,365
   9/5/2004        10,276              10,314              10,365
   9/6/2004        10,276              10,314              10,365
   9/7/2004        10,408              10,447              10,504
   9/8/2004        10,316              10,354              10,411
   9/9/2004        10,448              10,485              10,554
  9/10/2004        10,492              10,529              10,573
  9/11/2004        10,492              10,529              10,573
  9/12/2004        10,492              10,529              10,573
  9/13/2004        10,536              10,578              10,582
  9/14/2004        10,476              10,519              10,543
  9/15/2004        10,436              10,476              10,488
  9/16/2004        10,548              10,592              10,603
  9/17/2004        10,556              10,598              10,589
  9/18/2004        10,556              10,598              10,589
  9/19/2004        10,556              10,598              10,589
  9/20/2004        10,496              10,541              10,507
  9/21/2004        10,628              10,671              10,636
  9/22/2004        10,444              10,485              10,449
  9/23/2004        10,444              10,489              10,449
  9/24/2004        10,440              10,487              10,483
  9/25/2004        10,440              10,487              10,483
  9/26/2004        10,440              10,487              10,483
  9/27/2004        10,340              10,389              10,367
  9/28/2004        10,452              10,501              10,515
  9/29/2004        10,564              10,614              10,619
  9/30/2004        10,600              10,653              10,670
  10/1/2004        10,828              10,886              10,911
  10/2/2004        10,828              10,886              10,911
  10/3/2004        10,828              10,886              10,911
  10/4/2004        10,888              10,950              10,986
  10/5/2004        10,856              10,917              10,938
  10/6/2004        10,964              11,027              11,061
  10/7/2004        10,756              10,821              10,878
  10/8/2004        10,660              10,720              10,786
  10/9/2004        10,660              10,720              10,786
 10/10/2004        10,660              10,720              10,786
 10/11/2004        10,652              10,715              10,777
 10/12/2004        10,672              10,735              10,772
 10/13/2004        10,520              10,581              10,552
 10/14/2004        10,392              10,451              10,395
 10/15/2004        10,472              10,536              10,491
 10/16/2004        10,472              10,536              10,491
 10/17/2004        10,472              10,536              10,491
 10/18/2004        10,476              10,544              10,464
 10/19/2004        10,384              10,449              10,310
 10/20/2004        10,404              10,469              10,316
 10/21/2004        10,528              10,598              10,447
 10/22/2004        10,348              10,420              10,285
 10/23/2004        10,348              10,420              10,285
 10/24/2004        10,348              10,420              10,285
 10/25/2004        10,420              10,490              10,384
 10/26/2004        10,592              10,665              10,566
 10/27/2004        10,752              10,826              10,681
 10/28/2004        10,700              10,776              10,609
 10/29/2004        10,672              10,745              10,585
 10/30/2004        10,672              10,745              10,585
 10/31/2004        10,672              10,745              10,585
  11/1/2004        10,744              10,819              10,653
  11/2/2004        10,712              10,786              10,646
  11/3/2004        10,888              10,963              10,829
  11/4/2004        11,016              11,093              10,983
  11/5/2004        11,040              11,120              11,028
  11/6/2004        11,040              11,120              11,028
  11/7/2004        11,040              11,120              11,028
  11/8/2004        10,996              11,076              10,988
  11/9/2004        11,076              11,158              11,111
 11/10/2004        11,116              11,200              11,157
 11/11/2004        11,236              11,322              11,292
 11/12/2004        11,332              11,422              11,382
 11/13/2004        11,332              11,422              11,382
 11/14/2004        11,332              11,422              11,382
 11/15/2004        11,360              11,449              11,418
 11/16/2004        11,256              11,349              11,333
 11/17/2004        11,364              11,459              11,469
 11/18/2004        11,356              11,450              11,446
 11/19/2004        11,236              11,330              11,365
 11/20/2004        11,236              11,330              11,365
 11/21/2004        11,236              11,330              11,365
 11/22/2004        11,392              11,489              11,549
 11/23/2004        11,444              11,542              11,586
 11/24/2004        11,544              11,647              11,662
 11/25/2004        11,544              11,647              11,662
 11/26/2004        11,572              11,677              11,711
 11/27/2004        11,572              11,677              11,711
 11/28/2004        11,572              11,677              11,711
 11/29/2004        11,644              11,751              11,811
 11/30/2004        11,616              11,723              11,799
  12/1/2004        11,792              11,901              11,938
  12/2/2004        11,724              11,830              11,864
  12/3/2004        11,708              11,818              11,847
  12/4/2004        11,708              11,818              11,847
  12/5/2004        11,708              11,818              11,847
  12/6/2004        11,652              11,761              11,761
  12/7/2004        11,408              11,515              11,495
  12/8/2004        11,492              11,601              11,588
  12/9/2004        11,484              11,594              11,590
 12/10/2004        11,520              11,633              11,646
 12/11/2004        11,520              11,633              11,646
 12/12/2004        11,520              11,633              11,646
 12/13/2004        11,604              11,718              11,736
 12/14/2004        11,664              11,782              11,781
 12/15/2004        11,772              11,892              11,897
 12/16/2004        11,676              11,790              11,842
 12/17/2004        11,680              11,798              11,872
 12/18/2004        11,680              11,798              11,872
 12/19/2004        11,680              11,798              11,872
 12/20/2004        11,580              11,702              11,822
 12/21/2004        11,724              11,852              12,044
 12/22/2004        11,772              11,900              12,069
 12/23/2004        11,760              11,890              12,073
 12/24/2004        11,760              11,890              12,073
 12/25/2004        11,760              11,890              12,073
 12/26/2004        11,760              11,890              12,073
 12/27/2004        11,640              11,771              11,952
 12/28/2004        11,828              11,960              12,161
 12/29/2004        11,816              11,949              12,157
 12/30/2004        11,803              11,938              12,118
 12/31/2004        11,803              11,937              12,133
   1/1/2005        11,803              11,937              12,133
   1/2/2005        11,803              11,937              12,133
   1/3/2005        11,574              11,712              11,905
   1/4/2005        11,382              11,516              11,713
   1/5/2005        11,181              11,312              11,500
   1/6/2005        11,206              11,343              11,519
   1/7/2005        11,079              11,215              11,424
   1/8/2005        11,079              11,215              11,424
   1/9/2005        11,079              11,215              11,424
  1/10/2005        11,169              11,306              11,536
  1/11/2005        11,054              11,191              11,386
  1/12/2005        11,091              11,228              11,414
  1/13/2005        11,022              11,158              11,373
  1/14/2005        11,206              11,346              11,622
  1/15/2005        11,206              11,346              11,622
  1/16/2005        11,206              11,346              11,622
  1/17/2005        11,206              11,346              11,622
  1/18/2005        11,320              11,463              11,773
  1/19/2005        11,210              11,358              11,631
  1/20/2005        11,116              11,264              11,520
  1/21/2005        11,087              11,237              11,493
  1/22/2005        11,087              11,237              11,493
  1/23/2005        11,087              11,237              11,493
  1/24/2005        10,997              11,141              11,396
  1/25/2005        11,017              11,166              11,437
  1/26/2005        11,206              11,357              11,607
  1/27/2005        11,218              11,373              11,638
  1/28/2005        11,136              11,295              11,527
  1/29/2005        11,136              11,295              11,527
  1/30/2005        11,136              11,295              11,527
  1/31/2005        11,357              11,520              11,801
   2/1/2005        11,443              11,615              11,891
   2/2/2005        11,517              11,689              11,987
   2/3/2005        11,488              11,660              11,965
   2/4/2005        11,627              11,807              12,070
   2/5/2005        11,627              11,807              12,070
   2/6/2005        11,627              11,807              12,070
   2/7/2005        11,644              11,822              12,124
   2/8/2005        11,672              11,851              12,165
   2/9/2005        11,472              11,649              11,936
  2/10/2005        11,500              11,679              11,940
  2/11/2005        11,595              11,777              12,045
  2/12/2005        11,595              11,777              12,045
  2/13/2005        11,595              11,777              12,045
  2/14/2005        11,599              11,782              12,081
  2/15/2005        11,595              11,776              12,067
  2/16/2005        11,676              11,862              12,200
  2/17/2005        11,541              11,728              12,070
  2/18/2005        11,554              11,740              12,090
  2/19/2005        11,554              11,740              12,090
  2/20/2005        11,554              11,740              12,090
  2/21/2005        11,554              11,740              12,090
  2/22/2005        11,337              11,519              11,803
  2/23/2005        11,398              11,579              11,876
  2/24/2005        11,529              11,717              12,032
  2/25/2005        11,725              11,919              12,274
  2/26/2005        11,725              11,919              12,274
  2/27/2005        11,725              11,919              12,274
  2/28/2005        11,685              11,875              12,222
   3/1/2005        11,791              11,985              12,336
   3/2/2005        11,746              11,939              12,308
   3/3/2005        11,787              11,981              12,358
   3/4/2005        11,934              12,137              12,564
   3/5/2005        11,934              12,137              12,564
   3/6/2005        11,934              12,137              12,564
   3/7/2005        11,918              12,121              12,534
   3/8/2005        11,828              12,030              12,402
   3/9/2005        11,693              11,891              12,239
  3/10/2005        11,611              11,807              12,113
  3/11/2005        11,619              11,823              12,194
  3/12/2005        11,619              11,823              12,194
  3/13/2005        11,619              11,823              12,194
  3/14/2005        11,672              11,876              12,214
  3/15/2005        11,631              11,837              12,254
  3/16/2005        11,574              11,777              12,197
  3/17/2005        11,615              11,821              12,282
  3/18/2005        11,578              11,786              12,217
  3/19/2005        11,578              11,786              12,217
  3/20/2005        11,578              11,786              12,217
  3/21/2005        11,558              11,765              12,240
  3/22/2005        11,500              11,706              12,211
  3/23/2005        11,382              11,585              12,051
  3/24/2005        11,435              11,639              12,171
  3/25/2005        11,435              11,639              12,171
  3/26/2005        11,435              11,639              12,171
  3/27/2005        11,435              11,639              12,171
  3/28/2005        11,431              11,640              12,111
  3/29/2005        11,251              11,453              11,873
  3/30/2005        11,443              11,653              12,080
  3/31/2005        11,435              11,653              12,087
   4/1/2005        11,357              11,575              12,018
   4/2/2005        11,357              11,575              12,018
   4/3/2005        11,357              11,575              12,018
   4/4/2005        11,410              11,626              12,099
   4/5/2005        11,406              11,623              12,125
   4/6/2005        11,398              11,613              12,123
   4/7/2005        11,500              11,717              12,230
   4/8/2005        11,349              11,567              12,065
   4/9/2005        11,349              11,567              12,065
  4/10/2005        11,349              11,567              12,065
  4/11/2005        11,283              11,498              12,007
  4/12/2005        11,427              11,647              12,152
  4/13/2005        11,230              11,444              11,922
  4/14/2005        11,034              11,240              11,658
  4/15/2005        10,825              11,028              11,421
  4/16/2005        10,825              11,028              11,421
  4/17/2005        10,825              11,028              11,421
  4/18/2005        10,911              11,120              11,545
  4/19/2005        11,071              11,281              11,735
  4/20/2005        10,858              11,064              11,511
  4/21/2005        11,067              11,279              11,717
  4/22/2005        10,931              11,146              11,550
  4/23/2005        10,931              11,146              11,550
  4/24/2005        10,931              11,146              11,550
  4/25/2005        11,067              11,283              11,695
  4/26/2005        10,936              11,148              11,604
  4/27/2005        10,940              11,154              11,543
  4/28/2005        10,727              10,938              11,261
  4/29/2005        10,801              11,013              11,332
  4/30/2005        10,801              11,013              11,332
   5/1/2005        10,801              11,013              11,332
   5/2/2005        10,919              11,136              11,447
   5/3/2005        10,878              11,094              11,399
   5/4/2005        11,083              11,304              11,639
   5/5/2005        11,042              11,265              11,593
   5/6/2005        11,075              11,300              11,649
   5/7/2005        11,075              11,300              11,649
   5/8/2005        11,075              11,300              11,649
   5/9/2005        11,173              11,401              11,766
  5/10/2005        11,050              11,275              11,688
  5/11/2005        11,083              11,308              11,724
  5/12/2005        10,923              11,146              11,500
  5/13/2005        10,821              11,041              11,364
  5/14/2005        10,821              11,041              11,364
  5/15/2005        10,821              11,041              11,364
  5/16/2005        11,013              11,242              11,547
  5/17/2005        11,067              11,294              11,617
  5/18/2005        11,304              11,539              11,906
  5/19/2005        11,341              11,575              11,925
  5/20/2005        11,324              11,559              11,931
  5/21/2005        11,324              11,559              11,931
  5/22/2005        11,324              11,559              11,931
  5/23/2005        11,386              11,622              12,008
  5/24/2005        11,378              11,616              12,001
  5/25/2005        11,251              11,488              11,899
  5/26/2005        11,410              11,649              12,081
  5/27/2005        11,443              11,686              12,141
  5/28/2005        11,443              11,686              12,141
  5/29/2005        11,443              11,686              12,141
  5/30/2005        11,443              11,686              12,141
  5/31/2005        11,431              11,673              12,140
   6/1/2005        11,578              11,827              12,303
   6/2/2005        11,619              11,867              12,345
   6/3/2005        11,525              11,774              12,249
   6/4/2005        11,525              11,774              12,249
   6/5/2005        11,525              11,774              12,249
   6/6/2005        11,586              11,837              12,328
   6/7/2005        11,644              11,896              12,388
   6/8/2005        11,582              11,835              12,331
   6/9/2005        11,676              11,931              12,395
  6/10/2005        11,672              11,932              12,417
  6/11/2005        11,672              11,932              12,417
  6/12/2005        11,672              11,932              12,417
  6/13/2005        11,721              11,982              12,507
  6/14/2005        11,852              12,115              12,642
  6/15/2005        11,922              12,188              12,731
  6/16/2005        12,012              12,282              12,854
  6/17/2005        11,975              12,247              12,813
  6/18/2005        11,975              12,247              12,813
  6/19/2005        11,975              12,247              12,813
  6/20/2005        11,930              12,202              12,800
  6/21/2005        11,906              12,176              12,765
  6/22/2005        11,942              12,213              12,801
  6/23/2005        11,787              12,055              12,550
  6/24/2005        11,652              11,919              12,367
  6/25/2005        11,652              11,919              12,367
  6/26/2005        11,652              11,919              12,367
  6/27/2005        11,631              11,896              12,396
  6/28/2005        11,865              12,136              12,653
  6/29/2005        11,906              12,176              12,730
  6/30/2005        11,856              12,132              12,644
   7/1/2005        11,914              12,195              12,681
   7/2/2005        11,914              12,195              12,681
   7/3/2005        11,914              12,195              12,681
   7/4/2005        11,914              12,195              12,681
   7/5/2005        12,098              12,385              12,872
   7/6/2005        11,996              12,279              12,773
   7/7/2005        12,016              12,299              12,814
   7/8/2005        12,233              12,525              13,052
   7/9/2005        12,233              12,525              13,052
  7/10/2005        12,233              12,525              13,052
  7/11/2005        12,380              12,677              13,241
  7/12/2005        12,380              12,679              13,206
  7/13/2005        12,331              12,629              13,188
  7/14/2005        12,266              12,563              13,067
  7/15/2005        12,262              12,559              13,062
  7/16/2005        12,262              12,559              13,062
  7/17/2005        12,262              12,559              13,062
  7/18/2005        12,176              12,470              12,999
  7/19/2005        12,364              12,664              13,262
  7/20/2005        12,540              12,847              13,449
  7/21/2005        12,339              12,641              13,255
  7/22/2005        12,528              12,839              13,467
  7/23/2005        12,528              12,839              13,467
  7/24/2005        12,528              12,839              13,467
  7/25/2005        12,413              12,720              13,297
  7/26/2005        12,462              12,770              13,423
  7/27/2005        12,466              12,776              13,401
  7/28/2005        12,593              12,911              13,635
  7/29/2005        12,528              12,848              13,556
  7/30/2005        12,528              12,848              13,556
  7/31/2005        12,528              12,848              13,556
   8/1/2005        12,573              12,895              13,606
   8/2/2005        12,720              13,045              13,790
   8/3/2005        12,634              12,959              13,722
   8/4/2005        12,425              12,745              13,457
   8/5/2005        12,274              12,590              13,216
   8/6/2005        12,274              12,590              13,216
   8/7/2005        12,274              12,590              13,216
   8/8/2005        12,208              12,525              13,161
   8/9/2005        12,225              12,543              13,196
  8/10/2005        12,225              12,543              13,266
  8/11/2005        12,356              12,676              13,396
  8/12/2005        12,208              12,530              13,231
  8/13/2005        12,208              12,530              13,231
  8/14/2005        12,208              12,530              13,231
  8/15/2005        12,278              12,606              13,330
  8/16/2005        12,118              12,444              13,126
  8/17/2005        12,102              12,427              13,107
  8/18/2005        12,045              12,373              13,028
  8/19/2005        12,057              12,388              13,075
  8/20/2005        12,057              12,388              13,075
  8/21/2005        12,057              12,388              13,075
  8/22/2005        12,147              12,482              13,210
  8/23/2005        12,086              12,419              13,129
  8/24/2005        12,061              12,395              13,113
  8/25/2005        12,114              12,452              13,196
  8/26/2005        11,926              12,259              12,994
  8/27/2005        11,926              12,259              12,994
  8/28/2005        11,926              12,259              12,994
  8/29/2005        12,053              12,390              13,155
  8/30/2005        12,016              12,353              13,145
  8/31/2005        12,258              12,602              13,499
   9/1/2005        12,286              12,632              13,553
   9/2/2005        12,208              12,554              13,478
   9/3/2005        12,208              12,554              13,478
   9/4/2005        12,208              12,554              13,478
   9/5/2005        12,208              12,554              13,478
   9/6/2005        12,376              12,727              13,717
   9/7/2005        12,384              12,736              13,737
   9/8/2005        12,325              12,677              13,602
   9/9/2005        12,421              12,780              13,766
  9/10/2005        12,421              12,780              13,766
  9/11/2005        12,421              12,780              13,766
  9/12/2005        12,462              12,819              13,792
  9/13/2005        12,335              12,691              13,653
  9/14/2005        12,243              12,594              13,538
  9/15/2005        12,248              12,601              13,569
  9/16/2005        12,335              12,694              13,671
  9/17/2005        12,335              12,694              13,671
  9/18/2005        12,335              12,694              13,671
  9/19/2005        12,271              12,631              13,555
  9/20/2005        12,134              12,490              13,399
  9/21/2005        11,965              12,317              13,211
  9/22/2005        11,969              12,320              13,191
  9/23/2005        12,033              12,389              13,262
  9/24/2005        12,033              12,389              13,262
  9/25/2005        12,033              12,389              13,262
  9/26/2005        12,115              12,476              13,374
  9/27/2005        12,115              12,477              13,391
  9/28/2005        12,061              12,419              13,311
  9/29/2005        12,230              12,596              13,457
  9/30/2005        12,266              12,636              13,497
  10/1/2005        12,266              12,636              13,497
  10/2/2005        12,266              12,636              13,497
  10/3/2005        12,312              12,684              13,540
  10/4/2005        12,193              12,561              13,429
  10/5/2005        11,855              12,210              13,079
  10/6/2005        11,777              12,131              13,060
  10/7/2005        11,878              12,239              13,150
  10/8/2005        11,878              12,239              13,150
  10/9/2005        11,878              12,239              13,150
 10/10/2005        11,759              12,118              13,010
 10/11/2005        11,622              11,976              12,833
 10/12/2005        11,499              11,846              12,673
 10/13/2005        11,531              11,882              12,727
 10/14/2005        11,682              12,036              12,832
 10/15/2005        11,682              12,036              12,832
 10/16/2005        11,682              12,036              12,832
 10/17/2005        11,668              12,027              12,833
 10/18/2005        11,545              11,899              12,746
 10/19/2005        11,782              12,146              12,986
 10/20/2005        11,549              11,906              12,759
 10/21/2005        11,654              12,018              12,809
 10/22/2005        11,654              12,018              12,809
 10/23/2005        11,654              12,018              12,809
 10/24/2005        11,914              12,286              13,064
 10/25/2005        11,814              12,186              12,929
 10/26/2005        11,727              12,095              12,868
 10/27/2005        11,490              11,850              12,656
 10/28/2005        11,736              12,105              12,895
 10/29/2005        11,736              12,105              12,895
 10/30/2005        11,736              12,105              12,895
 10/31/2005        11,914              12,289              13,108
  11/1/2005        11,883              12,259              13,061
  11/2/2005        12,129              12,514              13,308
  11/3/2005        12,134              12,519              13,309
  11/4/2005        12,125              12,512              13,309
  11/5/2005        12,125              12,512              13,309
  11/6/2005        12,125              12,512              13,309
  11/7/2005        12,193              12,584              13,425
  11/8/2005        12,093              12,479              13,296
  11/9/2005        12,138              12,527              13,369
 11/10/2005        12,225              12,621              13,461
 11/11/2005        12,248              12,643              13,458
 11/12/2005        12,248              12,643              13,458
 11/13/2005        12,248              12,643              13,458
 11/14/2005        12,202              12,600              13,396
 11/15/2005        12,061              12,453              13,197
 11/16/2005        12,042              12,432              13,127
 11/17/2005        12,248              12,648              13,328
 11/18/2005        12,312              12,717              13,430
 11/19/2005        12,312              12,717              13,430
 11/20/2005        12,312              12,717              13,430
 11/21/2005        12,417              12,829              13,582
 11/22/2005        12,462              12,880              13,616
 11/23/2005        12,499              12,916              13,695
 11/24/2005        12,499              12,916              13,695
 11/25/2005        12,499              12,919              13,708
 11/26/2005        12,499              12,919              13,708
 11/27/2005        12,499              12,919              13,708
 11/28/2005        12,284              12,695              13,509
 11/29/2005        12,348              12,763              13,568
 11/30/2005        12,408              12,824              13,636
  12/1/2005        12,622              13,050              13,843
  12/2/2005        12,599              13,026              13,836
  12/3/2005        12,599              13,026              13,836
  12/4/2005        12,599              13,026              13,836
  12/5/2005        12,536              12,961              13,796
  12/6/2005        12,568              12,995              13,826
  12/7/2005        12,476              12,899              13,746
  12/8/2005        12,504              12,929              13,760
  12/9/2005        12,549              12,979              13,834
 12/10/2005        12,549              12,979              13,834
 12/11/2005        12,549              12,979              13,834
 12/12/2005        12,558              12,988              13,810
 12/13/2005        12,558              12,993              13,800
 12/14/2005        12,595              13,030              13,802
 12/15/2005        12,462              12,897              13,690
 12/16/2005        12,376              12,809              13,717
 12/17/2005        12,376              12,809              13,717
 12/18/2005        12,376              12,809              13,717
 12/19/2005        12,230              12,646              13,597
 12/20/2005        12,211              12,667              13,580
 12/21/2005        12,294              12,772              13,660
 12/22/2005        12,299              12,827              13,668
 12/23/2005        12,366              12,892              13,745
 12/24/2005        12,366              12,892              13,745
 12/25/2005        12,366              12,892              13,745
 12/26/2005        12,366              12,892              13,745
 12/27/2005        12,204              12,718              13,563
 12/28/2005        12,294              12,815              13,668
 12/29/2005        12,299              12,794              13,675
 12/30/2005        12,232              12,706              13,599
 12/31/2005        12,232              12,706              13,599

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE            INCEPTION
                                                       YEAR           (05/03/04)
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND                                   3.64%            12.88%
S&P SMALLCAP 600/BARRA VALUE INDEX                     6.45%            15.49%
S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX           12.09%            20.31%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/BARRA VALUE INDEX AND THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                   S&P SMALLCAP
                                                  600/CITIGROUP
                                 SMALL-CAP          PURE VALUE
                                 VALUE FUND           INDEX
                                 ----------       -------------
OTHER                               2.5%               2.8%
CONSUMER DISCRETIONARY             24.4%              24.6%
MATERIALS                          19.2%              18.4%
INDUSTRIALS                        17.0%              17.0%
UTILITIES                          11.3%              11.8%
FINANCIALS                         11.1%              11.2%
INFORMATION TECHNOLOGY              9.0%               8.8%
CONSUMER STAPLES                    5.0%               5.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Startek, Inc.                                    1.4%
Alliance One International, Inc.                 1.3%
Wellman, Inc.                                    1.3%
Central Vermont Public Service Corp.             1.2%
LandAmerica Financial Group, Inc.                1.2%
A. Schulman, Inc.                                1.2%
Schweitzer-Mauduit International, Inc.           1.1%
PEP Boys-Manny Moe & Jack                        1.1%
Chesapeake Corp.                                 1.1%
Kellwood Co.                                     1.1%
-----------------------------------------------------
Top Ten Total                                   12.0%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 23

--------------------------------------------------------------------------------

MID-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of the benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index.

INCEPTION: May 3, 2004

In the five previous years, mid-cap stocks outperformed large-cap stocks, and 2005 provided more of the same. Sector performance among mid-caps was strong, with four sectors posting positive double-digit returns. Only the telecommunications sector struggled, losing 9.94%. Strong earnings growth and a resilient economy contributed to the performance of mid-caps. Rydex Mid-Cap Value Fund returned 8.32% for the year.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                        S&P MIDCAP        S&P MID CAP
                    MID-CAP              400/BARRA       400/CITIGROUP
   DATE            VALUE FUND           VALUE INDEX     PURE VALUE INDEX
 ----------        ----------           -----------     ----------------
   5/3/2004          10,000               10,000             10,000
   5/4/2004          10,024               10,029             10,039
   5/5/2004          10,044               10,050             10,036
   5/6/2004           9,948                9,954              9,954
   5/7/2004           9,732                9,736              9,681
   5/8/2004           9,732                9,736              9,681
   5/9/2004           9,732                9,736              9,681
  5/10/2004           9,568                9,570              9,542
  5/11/2004           9,668                9,673              9,656
  5/12/2004           9,656                9,659              9,647
  5/13/2004           9,672                9,679              9,638
  5/14/2004           9,672                9,679              9,640
  5/15/2004           9,672                9,679              9,640
  5/16/2004           9,672                9,679              9,640
  5/17/2004           9,564                9,570              9,512
  5/18/2004           9,624                9,634              9,609
  5/19/2004           9,592                9,604              9,559
  5/20/2004           9,616                9,629              9,583
  5/21/2004           9,648                9,665              9,610
  5/22/2004           9,648                9,665              9,610
  5/23/2004           9,648                9,665              9,610
  5/24/2004           9,760                9,776              9,694
  5/25/2004           9,940                9,959              9,899
  5/26/2004          10,008               10,027              9,951
  5/27/2004          10,056               10,078             10,046
  5/28/2004          10,100               10,124             10,075
  5/29/2004          10,100               10,124             10,075
  5/30/2004          10,100               10,124             10,075
  5/31/2004          10,100               10,124             10,075
   6/1/2004          10,120               10,144             10,114
   6/2/2004          10,140               10,166             10,154
   6/3/2004          10,012               10,036             10,028
   6/4/2004          10,080               10,108             10,111
   6/5/2004          10,080               10,108             10,111
   6/6/2004          10,080               10,108             10,111
   6/7/2004          10,240               10,268             10,266
   6/8/2004          10,216               10,246             10,257
   6/9/2004          10,096               10,126             10,137
  6/10/2004          10,124               10,157             10,181
  6/11/2004          10,124               10,157             10,181
  6/12/2004          10,124               10,157             10,181
  6/13/2004          10,124               10,157             10,181
  6/14/2004           9,992               10,024             10,033
  6/15/2004          10,116               10,146             10,180
  6/16/2004          10,132               10,165             10,190
  6/17/2004          10,152               10,185             10,232
  6/18/2004          10,160               10,193             10,259
  6/19/2004          10,160               10,193             10,259
  6/20/2004          10,160               10,193             10,259
  6/21/2004          10,148               10,178             10,280
  6/22/2004          10,196               10,231             10,309
  6/23/2004          10,288               10,333             10,404
  6/24/2004          10,264               10,314             10,388
  6/25/2004          10,304               10,354             10,456
  6/26/2004          10,304               10,354             10,456
  6/27/2004          10,304               10,354             10,456
  6/28/2004          10,260               10,297             10,448
  6/29/2004          10,288               10,322             10,453
  6/30/2004          10,400               10,439             10,561
   7/1/2004          10,268               10,300             10,415
   7/2/2004          10,268               10,292             10,440
   7/3/2004          10,268               10,292             10,440
   7/4/2004          10,268               10,292             10,440
   7/5/2004          10,268               10,292             10,440
   7/6/2004          10,144               10,156             10,334
   7/7/2004          10,164               10,170             10,366
   7/8/2004          10,060               10,057             10,236
   7/9/2004          10,108               10,107             10,274
  7/10/2004          10,108               10,107             10,274
  7/11/2004          10,108               10,107             10,274
  7/12/2004          10,104               10,101             10,275
  7/13/2004          10,120               10,122             10,290
  7/14/2004          10,116               10,109             10,308
  7/15/2004          10,156               10,153             10,372
  7/16/2004          10,104               10,103             10,292
  7/17/2004          10,104               10,103             10,292
  7/18/2004          10,104               10,103             10,292
  7/19/2004          10,120               10,117             10,340
  7/20/2004          10,220               10,218             10,483
  7/21/2004          10,040               10,018             10,254
  7/22/2004          10,008                9,983             10,167
  7/23/2004           9,904                9,880             10,069
  7/24/2004           9,904                9,880             10,069
  7/25/2004           9,904                9,880             10,069
  7/26/2004           9,836                9,812             10,005
  7/27/2004           9,936                9,914             10,083
  7/28/2004           9,900                9,878             10,084
  7/29/2004          10,016                9,997             10,185
  7/30/2004          10,008                9,986             10,150
  7/31/2004          10,008                9,986             10,150
   8/1/2004          10,008                9,986             10,150
   8/2/2004          10,060               10,037             10,224
   8/3/2004           9,964                9,943             10,153
   8/4/2004           9,944                9,924             10,161
   8/5/2004           9,768                9,745              9,983
   8/6/2004           9,632                9,611              9,843
   8/7/2004           9,632                9,611              9,843
   8/8/2004           9,632                9,611              9,843
   8/9/2004           9,648                9,629              9,857
  8/10/2004           9,796                9,778             10,034
  8/11/2004           9,736                9,717             10,006
  8/12/2004           9,604                9,585              9,857
  8/13/2004           9,596                9,579              9,838
  8/14/2004           9,596                9,579              9,838
  8/15/2004           9,596                9,579              9,838
  8/16/2004           9,756                9,741             10,009
  8/17/2004           9,796                9,780             10,030
  8/18/2004           9,916                9,914             10,170
  8/19/2004           9,856                9,850             10,088
  8/20/2004           9,968                9,965             10,213
  8/21/2004           9,968                9,965             10,213
  8/22/2004           9,968                9,965             10,213
  8/23/2004           9,920                9,919             10,133
  8/24/2004           9,940                9,940             10,197
  8/25/2004          10,032               10,029             10,244
  8/26/2004          10,036               10,036             10,256
  8/27/2004          10,080               10,080             10,285
  8/28/2004          10,080               10,080             10,285
  8/29/2004          10,080               10,080             10,285
  8/30/2004           9,960                9,961             10,144
  8/31/2004          10,056               10,056             10,258
   9/1/2004          10,132               10,134             10,304
   9/2/2004          10,208               10,207             10,396
   9/3/2004          10,172               10,174             10,357
   9/4/2004          10,172               10,174             10,357
   9/5/2004          10,172               10,174             10,357
   9/6/2004          10,172               10,174             10,357
   9/7/2004          10,260               10,262             10,478
   9/8/2004          10,128               10,131             10,376
   9/9/2004          10,212               10,214             10,461
  9/10/2004          10,228               10,231             10,463
  9/11/2004          10,228               10,231             10,463
  9/12/2004          10,228               10,231             10,463
  9/13/2004          10,272               10,279             10,481
  9/14/2004          10,240               10,245             10,431
  9/15/2004          10,188               10,194             10,401
  9/16/2004          10,280               10,289             10,500
  9/17/2004          10,296               10,306             10,484
  9/18/2004          10,296               10,306             10,484
  9/19/2004          10,296               10,306             10,484
  9/20/2004          10,244               10,255             10,460
  9/21/2004          10,336               10,347             10,509
  9/22/2004          10,228               10,240             10,376
  9/23/2004          10,192               10,205             10,350
  9/24/2004          10,236               10,251             10,388
  9/25/2004          10,236               10,251             10,388
  9/26/2004          10,236               10,251             10,388
  9/27/2004          10,164               10,181             10,300
  9/28/2004          10,228               10,244             10,400
  9/29/2004          10,244               10,263             10,418
  9/30/2004          10,336               10,358             10,492
  10/1/2004          10,484               10,510             10,663
  10/2/2004          10,484               10,510             10,663
  10/3/2004          10,484               10,510             10,663
  10/4/2004          10,476               10,505             10,709
  10/5/2004          10,460               10,487             10,702
  10/6/2004          10,540               10,569             10,767
  10/7/2004          10,400               10,428             10,632
  10/8/2004          10,332               10,366             10,581
  10/9/2004          10,332               10,366             10,581
 10/10/2004          10,332               10,366             10,581
 10/11/2004          10,324               10,358             10,604
 10/12/2004          10,308               10,341             10,622
 10/13/2004          10,192               10,225             10,489
 10/14/2004          10,128               10,165             10,401
 10/15/2004          10,168               10,208             10,474
 10/16/2004          10,168               10,208             10,474
 10/17/2004          10,168               10,208             10,474
 10/18/2004          10,180               10,220             10,476
 10/19/2004          10,096               10,136             10,352
 10/20/2004          10,116               10,159             10,380
 10/21/2004          10,204               10,249             10,434
 10/22/2004          10,136               10,183             10,377
 10/23/2004          10,136               10,183             10,377
 10/24/2004          10,136               10,183             10,377
 10/25/2004          10,184               10,232             10,430
 10/26/2004          10,280               10,333             10,554
 10/27/2004          10,392               10,447             10,665
 10/28/2004          10,368               10,425             10,673
 10/29/2004          10,384               10,443             10,680
 10/30/2004          10,384               10,443             10,680
 10/31/2004          10,384               10,443             10,680
  11/1/2004          10,412               10,470             10,742
  11/2/2004          10,396               10,454             10,710
  11/3/2004          10,552               10,612             10,909
  11/4/2004          10,712               10,775             11,131
  11/5/2004          10,716               10,780             11,158
  11/6/2004          10,716               10,780             11,158
  11/7/2004          10,716               10,780             11,158
  11/8/2004          10,680               10,746             11,165
  11/9/2004          10,720               10,788             11,223
 11/10/2004          10,748               10,817             11,224
 11/11/2004          10,848               10,918             11,347
 11/12/2004          10,980               11,053             11,446
 11/13/2004          10,980               11,053             11,446
 11/14/2004          10,980               11,053             11,446
 11/15/2004          10,964               11,039             11,442
 11/16/2004          10,908               10,982             11,350
 11/17/2004          11,000               11,073             11,402
 11/18/2004          11,000               11,076             11,375
 11/19/2004          10,892               10,966             11,257
 11/20/2004          10,892               10,966             11,257
 11/21/2004          10,892               10,966             11,257
 11/22/2004          10,996               11,071             11,390
 11/23/2004          11,032               11,111             11,462
 11/24/2004          11,132               11,211             11,542
 11/25/2004          11,132               11,211             11,542
 11/26/2004          11,144               11,226             11,569
 11/27/2004          11,144               11,226             11,569
 11/28/2004          11,144               11,226             11,569
 11/29/2004          11,116               11,200             11,559
 11/30/2004          11,104               11,185             11,526
  12/1/2004          11,216               11,302             11,658
  12/2/2004          11,152               11,236             11,598
  12/3/2004          11,192               11,277             11,619
  12/4/2004          11,192               11,277             11,619
  12/5/2004          11,192               11,277             11,619
  12/6/2004          11,140               11,225             11,550
  12/7/2004          10,992               11,081             11,402
  12/8/2004          11,044               11,131             11,471
  12/9/2004          11,100               11,188             11,458
 12/10/2004          11,136               11,226             11,493
 12/11/2004          11,136               11,226             11,493
 12/12/2004          11,136               11,226             11,493
 12/13/2004          11,220               11,311             11,585
 12/14/2004          11,312               11,407             11,641
 12/15/2004          11,416               11,513             11,749
 12/16/2004          11,348               11,442             11,689
 12/17/2004          11,336               11,433             11,681
 12/18/2004          11,336               11,433             11,681
 12/19/2004          11,336               11,433             11,681
 12/20/2004          11,268               11,364             11,639
 12/21/2004          11,384               11,483             11,767
 12/22/2004          11,420               11,519             11,804
 12/23/2004          11,424               11,526             11,796
 12/24/2004          11,424               11,526             11,796
 12/25/2004          11,424               11,526             11,796
 12/26/2004          11,424               11,526             11,796
 12/27/2004          11,360               11,461             11,736
 12/28/2004          11,484               11,586             11,871
 12/29/2004          11,496               11,602             11,862
 12/30/2004          11,541               11,649             11,898
 12/31/2004          11,520               11,626             11,867
   1/1/2005          11,520               11,626             11,867
   1/2/2005          11,520               11,626             11,867
   1/3/2005          11,337               11,442             11,678
   1/4/2005          11,159               11,264             11,528
   1/5/2005          11,027               11,131             11,377
   1/6/2005          11,069               11,174             11,420
   1/7/2005          11,001               11,107             11,345
   1/8/2005          11,001               11,107             11,345
   1/9/2005          11,001               11,107             11,345
  1/10/2005          11,056               11,163             11,383
  1/11/2005          10,988               11,095             11,309
  1/12/2005          11,014               11,122             11,329
  1/13/2005          11,018               11,126             11,313
  1/14/2005          11,120               11,229             11,432
  1/15/2005          11,120               11,229             11,432
  1/16/2005          11,120               11,229             11,432
  1/17/2005          11,120               11,229             11,432
  1/18/2005          11,222               11,333             11,526
  1/19/2005          11,125               11,333             11,437
  1/20/2005          11,056               11,167             11,365
  1/21/2005          11,001               11,112             11,307
  1/22/2005          11,001               11,112             11,307
  1/23/2005          11,001               11,112             11,307
  1/24/2005          10,942               11,055             11,238
  1/25/2005          10,950               11,062             11,227
  1/26/2005          11,056               11,169             11,355
  1/27/2005          11,069               11,185             11,392
  1/28/2005          11,035               11,152             11,345
  1/29/2005          11,035               11,152             11,345
  1/30/2005          11,035               11,152             11,345
  1/31/2005          11,184               11,304             11,546
   2/1/2005          11,265               11,387             11,616
   2/2/2005          11,324               11,446             11,679
   2/3/2005          11,286               11,411             11,655
   2/4/2005          11,452               11,579             11,831
   2/5/2005          11,452               11,579             11,831
   2/6/2005          11,452               11,579             11,831
   2/7/2005          11,427               11,554             11,802
   2/8/2005          11,486               11,615             11,832
   2/9/2005          11,342               11,468             11,705
  2/10/2005          11,367               11,499             11,743
  2/11/2005          11,461               11,596             11,837
  2/12/2005          11,461               11,596             11,837
  2/13/2005          11,461               11,596             11,837
  2/14/2005          11,478               11,611             11,886
  2/15/2005          11,490               11,625             11,880
  2/16/2005          11,546               11,685             11,929
  2/17/2005          11,461               11,596             11,842
  2/18/2005          11,435               11,575             11,808
  2/19/2005          11,435               11,575             11,808
  2/20/2005          11,435               11,575             11,808
  2/21/2005          11,435               11,575             11,808
  2/22/2005          11,239               11,377             11,565
  2/23/2005          11,295               11,430             11,633
  2/24/2005          11,435               11,574             11,737
  2/25/2005          11,588               11,736             11,903
  2/26/2005          11,588               11,736             11,903
  2/27/2005          11,588               11,736             11,903
  2/28/2005          11,512               11,658             11,834
   3/1/2005          11,631               11,777             11,956
   3/2/2005          11,601               11,751             11,894
   3/3/2005          11,605               11,752             11,881
   3/4/2005          11,754               11,906             12,029
   3/5/2005          11,754               11,906             12,029
   3/6/2005          11,754               11,906             12,029
   3/7/2005          11,818               11,973             12,095
   3/8/2005          11,707               11,861             11,987
   3/9/2005          11,567               11,719             11,856
  3/10/2005          11,567               11,722             11,882
  3/11/2005          11,546               11,702             11,878
  3/12/2005          11,546               11,702             11,878
  3/13/2005          11,546               11,702             11,878
  3/14/2005          11,661               11,818             12,009
  3/15/2005          11,593               11,749             11,954
  3/16/2005          11,503               11,661             11,838
  3/17/2005          11,520               11,661             11,887
  3/18/2005          11,465               11,621             11,822
  3/19/2005          11,465               11,621             11,822
  3/20/2005          11,465               11,621             11,822
  3/21/2005          11,444               11,600             11,870
  3/22/2005          11,380               11,534             11,762
  3/23/2005          11,286               11,439             11,687
  3/24/2005          11,307               11,465             11,727
  3/25/2005          11,307               11,465             11,727
  3/26/2005          11,307               11,465             11,727
  3/27/2005          11,307               11,465             11,727
  3/28/2005          11,324               11,481             11,747
  3/29/2005          11,201               11,356             11,605
  3/30/2005          11,329               11,487             11,747
  3/31/2005          11,380               11,544             11,793
   4/1/2005          11,350               11,515             11,769
   4/2/2005          11,350               11,515             11,769
   4/3/2005          11,350               11,515             11,769
   4/4/2005          11,371               11,535             11,793
   4/5/2005          11,359               11,522             11,844
   4/6/2005          11,359               11,526             11,855
   4/7/2005          11,418               11,585             11,919
   4/8/2005          11,303               11,471             11,784
   4/9/2005          11,303               11,471             11,784
  4/10/2005          11,303               11,471             11,784
  4/11/2005          11,261               11,428             11,747
  4/12/2005          11,354               11,523             11,860
  4/13/2005          11,210               11,377             11,699
  4/14/2005          11,056               11,222             11,533
  4/15/2005          10,861               11,025             11,338
  4/16/2005          10,861               11,025             11,338
  4/17/2005          10,861               11,025             11,338
  4/18/2005          10,908               11,071             11,387
  4/19/2005          11,039               11,207             11,531
  4/20/2005          10,857               11,021             11,369
  4/21/2005          11,031               11,196             11,558
  4/22/2005          10,933               11,106             11,475
  4/23/2005          10,933               11,106             11,475
  4/24/2005          10,933               11,106             11,475
  4/25/2005          11,069               11,242             11,612
  4/26/2005          10,937               11,116             11,472
  4/27/2005          10,967               11,144             11,531
  4/28/2005          10,831               11,004             11,403
  4/29/2005          10,929               11,111             11,529
  4/30/2005          10,929               11,111             11,529
   5/1/2005          10,929               11,111             11,529
   5/2/2005          11,014               11,196             11,617
   5/3/2005          10,963               11,149             11,578
   5/4/2005          11,120               11,310             11,749
   5/5/2005          11,129               11,321             11,736
   5/6/2005          11,163               11,356             11,774
   5/7/2005          11,163               11,356             11,774
   5/8/2005          11,163               11,356             11,774
   5/9/2005          11,222               11,417             11,848
  5/10/2005          11,146               11,338             11,783
  5/11/2005          11,193               11,386             11,835
  5/12/2005          11,027               11,223             11,650
  5/13/2005          10,954               11,151             11,536
  5/14/2005          10,954               11,151             11,536
  5/15/2005          10,954               11,151             11,536
  5/16/2005          11,125               11,327             11,717
  5/17/2005          11,205               11,410             11,829
  5/18/2005          11,376               11,586             11,995
  5/19/2005          11,410               11,624             12,015
  5/20/2005          11,410               11,627             12,046
  5/21/2005          11,410               11,627             12,046
  5/22/2005          11,410               11,627             12,046
  5/23/2005          11,469               11,688             12,093
  5/24/2005          11,461               11,677             12,068
  5/25/2005          11,376               11,594             12,002
  5/26/2005          11,507               11,727             12,116
  5/27/2005          11,533               11,754             12,146
  5/28/2005          11,533               11,754             12,146
  5/29/2005          11,533               11,754             12,146
  5/30/2005          11,533               11,754             12,146
  5/31/2005          11,550               11,772             12,170
   6/1/2005          11,648               11,873             12,298
   6/2/2005          11,682               11,910             12,326
   6/3/2005          11,627               11,855             12,279
   6/4/2005          11,627               11,855             12,279
   6/5/2005          11,627               11,855             12,279
   6/6/2005          11,673               11,903             12,322
   6/7/2005          11,661               11,892             12,336
   6/8/2005          11,618               11,853             12,322
   6/9/2005          11,716               11,952             12,393
  6/10/2005          11,707               11,945             12,452
  6/11/2005          11,707               11,945             12,452
  6/12/2005          11,707               11,945             12,452
  6/13/2005          11,771               11,986             12,492
  6/14/2005          11,822               12,038             12,558
  6/15/2005          11,865               12,082             12,590
  6/16/2005          11,963               12,184             12,670
  6/17/2005          11,992               12,213             12,698
  6/18/2005          11,992               12,213             12,698
  6/19/2005          11,992               12,213             12,698
  6/20/2005          11,954               12,179             12,659
  6/21/2005          11,907               12,132             12,634
  6/22/2005          11,933               12,158             12,661
  6/23/2005          11,839               12,065             12,519
  6/24/2005          11,712               11,939             12,395
  6/25/2005          11,712               11,939             12,395
  6/26/2005          11,712               11,939             12,395
  6/27/2005          11,729               11,956             12,399
  6/28/2005          11,869               12,099             12,568
  6/29/2005          11,903               12,136             12,590
  6/30/2005          11,869               12,106             12,575
   7/1/2005          11,975               12,214             12,710
   7/2/2005          11,975               12,214             12,710
   7/3/2005          11,975               12,214             12,710
   7/4/2005          11,975               12,214             12,710
   7/5/2005          12,082               12,322             12,796
   7/6/2005          12,009               12,248             12,715
   7/7/2005          12,056               12,298             12,758
   7/8/2005          12,192               12,439             12,924
   7/9/2005          12,192               12,439             12,924
  7/10/2005          12,192               12,439             12,924
  7/11/2005          12,299               12,548             13,025
  7/12/2005          12,316               12,567             13,037
  7/13/2005          12,294               12,543             13,013
  7/14/2005          12,239               12,490             12,947
  7/15/2005          12,239               12,492             12,966
  7/16/2005          12,239               12,492             12,966
  7/17/2005          12,239               12,492             12,966
  7/18/2005          12,209               12,461             12,942
  7/19/2005          12,341               12,597             13,075
  7/20/2005          12,418               12,675             13,174
  7/21/2005          12,320               12,578             13,048
  7/22/2005          12,456               12,716             13,182
  7/23/2005          12,456               12,716             13,182
  7/24/2005          12,456               12,716             13,182
  7/25/2005          12,380               12,637             13,079
  7/26/2005          12,448               12,712             13,138
  7/27/2005          12,473               12,736             13,179
  7/28/2005          12,571               12,838             13,320
  7/29/2005          12,520               12,786             13,329
  7/30/2005          12,520               12,786             13,329
  7/31/2005          12,520               12,786             13,329
   8/1/2005          12,520               12,787             13,296
   8/2/2005          12,584               12,855             13,397
   8/3/2005          12,541               12,812             13,375
   8/4/2005          12,414               12,684             13,244
   8/5/2005          12,277               12,546             13,065
   8/6/2005          12,277               12,546             13,065
   8/7/2005          12,277               12,546             13,065
   8/8/2005          12,222               12,491             12,959
   8/9/2005          12,256               12,524             13,009
  8/10/2005          12,260               12,531             12,991
  8/11/2005          12,350               12,622             13,092
  8/12/2005          12,328               12,602             13,075
  8/13/2005          12,328               12,602             13,075
  8/14/2005          12,328               12,602             13,075
  8/15/2005          12,363               12,639             13,130
  8/16/2005          12,192               12,470             12,966
  8/17/2005          12,180               12,457             12,971
  8/18/2005          12,146               12,421             12,888
  8/19/2005          12,175               12,454             12,919
  8/20/2005          12,175               12,454             12,919
  8/21/2005          12,175               12,454             12,919
  8/22/2005          12,222               12,501             12,991
  8/23/2005          12,180               12,462             12,943
  8/24/2005          12,171               12,449             12,907
  8/25/2005          12,235               12,518             13,021
  8/26/2005          12,137               12,418             12,887
  8/27/2005          12,137               12,418             12,887
  8/28/2005          12,137               12,418             12,887
  8/29/2005          12,197               12,483             12,963
  8/30/2005          12,171               12,456             12,911
  8/31/2005          12,354               12,642             13,141
   9/1/2005          12,392               12,683             13,189
   9/2/2005          12,324               12,613             13,146
   9/3/2005          12,324               12,613             13,146
   9/4/2005          12,324               12,613             13,146
   9/5/2005          12,324               12,613             13,146
   9/6/2005          12,431               12,725             13,269
   9/7/2005          12,473               12,771             13,300
   9/8/2005          12,409               12,706             13,227
   9/9/2005          12,516               12,814             13,295
  9/10/2005          12,516               12,814             13,295
  9/11/2005          12,516               12,814             13,295
  9/12/2005          12,503               12,803             13,348
  9/13/2005          12,426               12,726             13,224
  9/14/2005          12,387               12,684             13,153
  9/15/2005          12,405               12,703             13,154
  9/16/2005          12,469               12,773             13,222
  9/17/2005          12,469               12,773             13,222
  9/18/2005          12,469               12,773             13,222
  9/19/2005          12,400               12,708             13,065
  9/20/2005          12,298               12,608             12,935
  9/21/2005          12,144               12,450             12,720
  9/22/2005          12,139               12,445             12,730
  9/23/2005          12,191               12,500             12,802
  9/24/2005          12,191               12,500             12,802
  9/25/2005          12,191               12,500             12,802
  9/26/2005          12,259               12,572             12,830
  9/27/2005          12,242               12,552             12,810
  9/28/2005          12,208               12,531             12,784
  9/29/2005          12,383               12,705             12,942
  9/30/2005          12,435               12,761             12,982
  10/1/2005          12,435               12,761             12,982
  10/2/2005          12,435               12,761             12,982
  10/3/2005          12,512               12,838             13,052
  10/4/2005          12,383               12,704             12,927
  10/5/2005          12,075               12,391             12,603
  10/6/2005          11,955               12,269             12,538
  10/7/2005          12,002               12,320             12,575
  10/8/2005          12,002               12,320             12,575
  10/9/2005          12,002               12,320             12,575
 10/10/2005          11,891               12,205             12,435
 10/11/2005          11,814               12,126             12,329
 10/12/2005          11,656               11,964             12,174
 10/13/2005          11,583               11,891             12,140
 10/14/2005          11,737               12,050             12,254
 10/15/2005          11,737               12,050             12,254
 10/16/2005          11,737               12,050             12,254
 10/17/2005          11,780               12,098             12,282
 10/18/2005          11,635               11,947             12,152
 10/19/2005          11,754               12,073             12,260
 10/20/2005          11,575               11,886             12,076
 10/21/2005          11,682               12,000             12,161
 10/22/2005          11,682               12,000             12,161
 10/23/2005          11,682               12,000             12,161
 10/24/2005          11,934               12,259             12,425
 10/25/2005          11,921               12,248             12,353
 10/26/2005          11,853               12,176             12,258
 10/27/2005          11,690               12,007             12,095
 10/28/2005          11,874               12,201             12,302
 10/29/2005          11,874               12,201             12,302
 10/30/2005          11,874               12,201             12,302
 10/31/2005          12,054               12,387             12,505
  11/1/2005          12,032               12,366             12,432
  11/2/2005          12,238               12,578             12,645
  11/3/2005          12,242               12,587             12,635
  11/4/2005          12,229               12,575             12,613
  11/5/2005          12,229               12,575             12,613
  11/6/2005          12,229               12,575             12,613
  11/7/2005          12,246               12,593             12,677
  11/8/2005          12,152               12,499             12,542
  11/9/2005          12,212               12,560             12,609
 11/10/2005          12,268               12,616             12,700
 11/11/2005          12,328               12,682             12,741
 11/12/2005          12,328               12,682             12,741
 11/13/2005          12,328               12,682             12,741
 11/14/2005          12,340               12,698             12,745
 11/15/2005          12,281               12,634             12,658
 11/16/2005          12,293               12,650             12,643
 11/17/2005          12,435               12,797             12,818
 11/18/2005          12,464               12,830             12,913
 11/19/2005          12,464               12,830             12,913
 11/20/2005          12,464               12,830             12,913
 11/21/2005          12,533               12,906             12,991
 11/22/2005          12,606               12,981             13,041
 11/23/2005          12,636               13,011             13,089
 11/24/2005          12,636               13,011             13,089
 11/25/2005          12,653               13,031             13,096
 11/26/2005          12,653               13,031             13,096
 11/27/2005          12,653               13,031             13,096
 11/28/2005          12,464               12,839             12,958
 11/29/2005          12,533               12,910             13,035
 11/30/2005          12,524               12,899             13,010
  12/1/2005          12,734               13,118             13,199
  12/2/2005          12,725               13,111             13,199
  12/3/2005          12,725               13,111             13,199
  12/4/2005          12,725               13,111             13,199
  12/5/2005          12,674               13,060             13,130
  12/6/2005          12,678               13,063             13,141
  12/7/2005          12,623               13,006             13,119
  12/8/2005          12,665               13,051             13,096
  12/9/2005          12,730               13,120             13,218
 12/10/2005          12,730               13,120             13,218
 12/11/2005          12,730               13,120             13,218
 12/12/2005          12,742               13,134             13,184
 12/13/2005          12,755               13,148             13,215
 12/14/2005          12,798               13,195             13,303
 12/15/2005          12,755               13,152             13,231
 12/16/2005          12,687               13,083             13,249
 12/17/2005          12,687               13,083             13,249
 12/18/2005          12,687               13,083             13,249
 12/19/2005          12,503               12,934             13,061
 12/20/2005          12,516               12,973             13,074
 12/21/2005          12,559               13,045             13,121
 12/22/2005          12,602               13,113             13,166
 12/23/2005          12,641               13,152             13,215
 12/24/2005          12,641               13,152             13,215
 12/25/2005          12,641               13,152             13,215
 12/26/2005          12,641               13,152             13,215
 12/27/2005          12,505               13,002             13,067
 12/28/2005          12,556               13,080             13,126
 12/29/2005          12,563               13,047             13,129
 12/30/2005          12,479               12,975             13,043
 12/31/2005          12,479               12,975             13,043

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                      ONE             INCEPTION
                                                      YEAR            (05/03/04)
--------------------------------------------------------------------------------
MID-CAP VALUE FUND                                    8.32%             14.24%
S&P MIDCAP 400/BARRA VALUE INDEX                     11.60%             16.96%
S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX             9.91%             17.32%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/BARRA VALUE INDEX AND THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                               S&P MIDCAP
                                              400/CITIGROUP
                                MID-CAP        PURE VALUE
                               VALUE FUND         INDEX
                               ----------     -------------
OTHER                             2.3%             4.3%
UTILITIES                        25.0%            25.0%
FINANCIALS                       17.5%            17.1%
INDUSTRIALS                      16.2%            15.1%
CONSUMER DISCRETIONARY           15.2%            15.0%
MATERIALS                        11.1%            11.1%
INFORMATION TECHNOLOGY            7.2%             7.4%
CONSUMER STAPLES                  5.0%             5.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Northeast Utilities                              2.2%
Tecumseh Products Co. -- Class A                 2.1%
Furniture Brands International, Inc.             2.0%
NSTAR                                            2.0%
Universal Corp./Richmond VA                      1.9%
Atmel Corp.                                      1.9%
Pepco Holdings, Inc.                             1.9%
Lear Corp.                                       1.8%
ArvinMeritor, Inc.                               1.8%
Alaska Air Group, Inc.                           1.7%
-----------------------------------------------------
Top Ten Total                                   19.3%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


24 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

INCEPTION: May 3, 2004

For 2005, the S&P 500/Barra Value Index posted its third consecutive yearly gain, rising by 6.33%. In the large-cap space, value stocks outperformed growth stocks, despite poor performances from automakers. Rydex Large-Cap Value Fund gained 4.19% for the period.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2005

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   LARGE-CAP       S&P 500/BARRA      S&P 500/CITIGROUP
    DATE           VALUE FUND       VALUE INDEX       PURE VALUE INDEX
 ----------        ----------      -------------      -----------------
   5/3/2004          10,000           10,000               10,000
   5/4/2004          10,008           10,026               10,048
   5/5/2004          10,024           10,045               10,043
   5/6/2004           9,928            9,951                9,922
   5/7/2004           9,748            9,757                9,654
   5/8/2004           9,748            9,757                9,654
   5/9/2004           9,748            9,757                9,654
  5/10/2004           9,600            9,609                9,517
  5/11/2004           9,688            9,696                9,594
  5/12/2004           9,744            9,753                9,590
  5/13/2004           9,744            9,756                9,625
  5/14/2004           9,764            9,776                9,658
  5/15/2004           9,764            9,776                9,658
  5/16/2004           9,764            9,776                9,658
  5/17/2004           9,644            9,656                9,529
  5/18/2004           9,716            9,729                9,657
  5/19/2004           9,708            9,719                9,622
  5/20/2004           9,716            9,728                9,629
  5/21/2004           9,760            9,773                9,680
  5/22/2004           9,760            9,773                9,680
  5/23/2004           9,760            9,773                9,680
  5/24/2004           9,804            9,820                9,746
  5/25/2004           9,960            9,981                9,947
  5/26/2004           9,972            9,992                9,984
  5/27/2004          10,004           10,024               10,047
  5/28/2004          10,004           10,027               10,049
  5/29/2004          10,004           10,027               10,049
  5/30/2004          10,004           10,027               10,049
  5/31/2004          10,004           10,027               10,049
   6/1/2004          10,008           10,030               10,076
   6/2/2004          10,052           10,075               10,128
   6/3/2004           9,972            9,992               10,029
   6/4/2004          10,020           10,045               10,091
   6/5/2004          10,020           10,045               10,091
   6/6/2004          10,020           10,045               10,091
   6/7/2004          10,180           10,206               10,281
   6/8/2004          10,180           10,207               10,292
   6/9/2004          10,088           10,113               10,191
  6/10/2004          10,144           10,173               10,282
  6/11/2004          10,144           10,173               10,282
  6/12/2004          10,144           10,173               10,282
  6/13/2004          10,144           10,173               10,282
  6/14/2004          10,028           10,054               10,152
  6/15/2004          10,080           10,111               10,276
  6/16/2004          10,108           10,139               10,309
  6/17/2004          10,112           10,145               10,356
  6/18/2004          10,148           10,180               10,430
  6/19/2004          10,148           10,180               10,430
  6/20/2004          10,148           10,180               10,430
  6/21/2004          10,108           10,138               10,423
  6/22/2004          10,140           10,172               10,495
  6/23/2004          10,224           10,259               10,648
  6/24/2004          10,204           10,240               10,604
  6/25/2004          10,160           10,209               10,589
  6/26/2004          10,160           10,209               10,589
  6/27/2004          10,160           10,209               10,589
  6/28/2004          10,144           10,184               10,581
  6/29/2004          10,156           10,194               10,599
  6/30/2004          10,204           10,245               10,666
   7/1/2004          10,120           10,154               10,543
   7/2/2004          10,104           10,140               10,528
   7/3/2004          10,104           10,140               10,528
   7/4/2004          10,104           10,140               10,528
   7/5/2004          10,104           10,140               10,528
   7/6/2004          10,036           10,059               10,480
   7/7/2004          10,056           10,085               10,495
   7/8/2004           9,976           10,000               10,377
   7/9/2004          10,004           10,028               10,429
  7/10/2004          10,004           10,028               10,429
  7/11/2004          10,004           10,028               10,429
  7/12/2004          10,028           10,056               10,453
  7/13/2004          10,032           10,060               10,464
  7/14/2004          10,012           10,041               10,474
  7/15/2004           9,976            9,999               10,468
  7/16/2004           9,952            9,974               10,477
  7/17/2004           9,952            9,974               10,477
  7/18/2004           9,952            9,974               10,477
  7/19/2004           9,964            9,986               10,497
  7/20/2004          10,024           10,048               10,522
  7/21/2004           9,900            9,922               10,371
  7/22/2004           9,916            9,937               10,316
  7/23/2004           9,868            9,890               10,275
  7/24/2004           9,868            9,890               10,275
  7/25/2004           9,868            9,890               10,275
  7/26/2004           9,856            9,877               10,239
  7/27/2004           9,952            9,972               10,329
  7/28/2004           9,968            9,988               10,382
  7/29/2004          10,028           10,050               10,454
  7/30/2004          10,028           10,051               10,487
  7/31/2004          10,028           10,051               10,487
   8/1/2004          10,028           10,051               10,487
   8/2/2004          10,068           10,094               10,520
   8/3/2004          10,036           10,060               10,460
   8/4/2004          10,008           10,033               10,432
   8/5/2004           9,860            9,885               10,250
   8/6/2004           9,720            9,743               10,105
   8/7/2004           9,720            9,743               10,105
   8/8/2004           9,720            9,743               10,105
   8/9/2004           9,736            9,759               10,135
  8/10/2004           9,852            9,879               10,260
  8/11/2004           9,832            9,857               10,230
  8/12/2004           9,712            9,733               10,122
  8/13/2004           9,716            9,739               10,104
  8/14/2004           9,716            9,739               10,104
  8/15/2004           9,716            9,739               10,104
  8/16/2004           9,872            9,893               10,273
  8/17/2004           9,888            9,911               10,287
  8/18/2004          10,004           10,026               10,408
  8/19/2004           9,976            9,999               10,351
  8/20/2004          10,056           10,081               10,411
  8/21/2004          10,056           10,081               10,411
  8/22/2004          10,056           10,081               10,411
  8/23/2004          10,016           10,043               10,360
  8/24/2004          10,024           10,049               10,373
  8/25/2004          10,100           10,128               10,443
  8/26/2004          10,108           10,139               10,462
  8/27/2004          10,128           10,161               10,485
  8/28/2004          10,128           10,161               10,485
  8/29/2004          10,128           10,161               10,485
  8/30/2004          10,064           10,096               10,429
  8/31/2004          10,128           10,159               10,489
   9/1/2004          10,136           10,166               10,512
   9/2/2004          10,260           10,276               10,634
   9/3/2004          10,236           10,255               10,611
   9/4/2004          10,236           10,255               10,611
   9/5/2004          10,236           10,255               10,611
   9/6/2004          10,236           10,255               10,611
   9/7/2004          10,316           10,337               10,716
   9/8/2004          10,256           10,275               10,624
   9/9/2004          10,276           10,296               10,652
  9/10/2004          10,308           10,335               10,651
  9/11/2004          10,308           10,335               10,651
  9/12/2004          10,308           10,335               10,651
  9/13/2004          10,324           10,351               10,685
  9/14/2004          10,340           10,366               10,663
  9/15/2004          10,276           10,302               10,611
  9/16/2004          10,336           10,366               10,689
  9/17/2004          10,376           10,406               10,732
  9/18/2004          10,376           10,406               10,732
  9/19/2004          10,376           10,406               10,732
  9/20/2004          10,320           10,351               10,696
  9/21/2004          10,412           10,444               10,785
  9/22/2004          10,284           10,315               10,680
  9/23/2004          10,220           10,253               10,614
  9/24/2004          10,260           10,298               10,635
  9/25/2004          10,260           10,298               10,635
  9/26/2004          10,260           10,298               10,635
  9/27/2004          10,188           10,238               10,570
  9/28/2004          10,248           10,298               10,673
  9/29/2004          10,264           10,316               10,671
  9/30/2004          10,300           10,352               10,768
  10/1/2004          10,448           10,505               10,899
  10/2/2004          10,448           10,505               10,899
  10/3/2004          10,448           10,505               10,899
  10/4/2004          10,484           10,543               10,941
  10/5/2004          10,472           10,533               10,941
  10/6/2004          10,560           10,622               11,027
  10/7/2004          10,488           10,549               10,921
  10/8/2004          10,436           10,500               10,874
  10/9/2004          10,436           10,500               10,874
 10/10/2004          10,436           10,500               10,874
 10/11/2004          10,448           10,509               10,856
 10/12/2004          10,424           10,486               10,828
 10/13/2004          10,324           10,385               10,666
 10/14/2004          10,204           10,268               10,590
 10/15/2004          10,248           10,318               10,624
 10/16/2004          10,248           10,318               10,624
 10/17/2004          10,248           10,318               10,624
 10/18/2004          10,272           10,340               10,598
 10/19/2004          10,148           10,215               10,442
 10/20/2004          10,136           10,206               10,495
 10/21/2004          10,156           10,226               10,526
 10/22/2004          10,088           10,157               10,492
 10/23/2004          10,088           10,157               10,492
 10/24/2004          10,088           10,157               10,492
 10/25/2004          10,104           10,174               10,528
 10/26/2004          10,276           10,348               10,719
 10/27/2004          10,360           10,435               10,766
 10/28/2004          10,388           10,463               10,786
 10/29/2004          10,432           10,508               10,860
 10/30/2004          10,432           10,508               10,860
 10/31/2004          10,432           10,508               10,860
  11/1/2004          10,448           10,527               10,897
  11/2/2004          10,440           10,518               10,856
  11/3/2004          10,548           10,630               11,003
  11/4/2004          10,740           10,823               11,238
  11/5/2004          10,764           10,849               11,331
  11/6/2004          10,764           10,849               11,331
  11/7/2004          10,764           10,849               11,331
  11/8/2004          10,740           10,825               11,326
  11/9/2004          10,732           10,819               11,346
 11/10/2004          10,744           10,832               11,367
 11/11/2004          10,836           10,926               11,481
 11/12/2004          10,944           11,035               11,610
 11/13/2004          10,944           11,035               11,610
 11/14/2004          10,944           11,035               11,610
 11/15/2004          10,912           11,006               11,590
 11/16/2004          10,836           10,929               11,526
 11/17/2004          10,896           10,990               11,632
 11/18/2004          10,908           11,001               11,649
 11/19/2004          10,804           10,899               11,581
 11/20/2004          10,804           10,899               11,581
 11/21/2004          10,804           10,899               11,581
 11/22/2004          10,892           10,990               11,710
 11/23/2004          10,924           11,020               11,725
 11/24/2004          10,972           11,071               11,821
 11/25/2004          10,972           11,071               11,821
 11/26/2004          10,992           11,093               11,886
 11/27/2004          10,992           11,093               11,886
 11/28/2004          10,992           11,093               11,886
 11/29/2004          10,952           11,053               11,831
 11/30/2004          10,920           11,021               11,787
  12/1/2004          11,060           11,163               11,880
  12/2/2004          11,004           11,108               11,780
  12/3/2004          11,004           11,109               11,820
  12/4/2004          11,004           11,109               11,820
  12/5/2004          11,004           11,109               11,820
  12/6/2004          11,012           11,118               11,808
  12/7/2004          10,888           10,993               11,649
  12/8/2004          10,928           11,033               11,655
  12/9/2004          10,984           11,092               11,695
 12/10/2004          10,976           11,086               11,708
 12/11/2004          10,976           11,086               11,708
 12/12/2004          10,976           11,086               11,708
 12/13/2004          11,088           11,199               11,851
 12/14/2004          11,120           11,234               11,905
 12/15/2004          11,152           11,268               12,013
 12/16/2004          11,108           11,227               11,961
 12/17/2004          11,056           11,175               11,937
 12/18/2004          11,056           11,175               11,937
 12/19/2004          11,056           11,175               11,937
 12/20/2004          11,044           11,167               11,947
 12/21/2004          11,156           11,281               12,057
 12/22/2004          11,208           11,333               12,070
 12/23/2004          11,208           11,333               12,065
 12/24/2004          11,208           11,333               12,065
 12/25/2004          11,208           11,333               12,065
 12/26/2004          11,208           11,333               12,065
 12/27/2004          11,168           11,296               11,988
 12/28/2004          11,252           11,378               12,086
 12/29/2004          11,260           11,388               12,120
 12/30/2004          11,261           11,389               12,124
 12/31/2004          11,249           11,380               12,110
   1/1/2005          11,249           11,380               12,110
   1/2/2005          11,249           11,380               12,110
   1/3/2005          11,143           11,273               11,927
   1/4/2005          11,013           11,142               11,772
   1/5/2005          10,976           11,107               11,639
   1/6/2005          11,025           11,158               11,705
   1/7/2005          10,993           11,124               11,679
   1/8/2005          10,993           11,124               11,679
   1/9/2005          10,993           11,124               11,679
  1/10/2005          11,017           11,151               11,727
  1/11/2005          10,944           11,078               11,658
  1/12/2005          10,972           11,108               11,700
  1/13/2005          10,895           11,031               11,702
  1/14/2005          10,952           11,088               11,790
  1/15/2005          10,952           11,088               11,790
  1/16/2005          10,952           11,088               11,790
  1/17/2005          10,952           11,088               11,790
  1/18/2005          11,074           11,213               11,883
  1/19/2005          10,960           11,100               11,808
  1/20/2005          10,883           11,021               11,687
  1/21/2005          10,818           10,955               11,639
  1/22/2005          10,818           10,955               11,639
  1/23/2005          10,818           10,955               11,639
  1/24/2005          10,797           10,935               11,606
  1/25/2005          10,814           10,951               11,610
  1/26/2005          10,879           11,019               11,720
  1/27/2005          10,879           11,018               11,764
  1/28/2005          10,850           10,990               11,735
  1/29/2005          10,850           10,990               11,735
  1/30/2005          10,850           10,990               11,735
  1/31/2005          10,960           11,103               11,884
   2/1/2005          11,033           11,178               12,003
   2/2/2005          11,054           11,202               12,085
   2/3/2005          11,033           11,180               12,111
   2/4/2005          11,159           11,313               12,254
   2/5/2005          11,159           11,313               12,254
   2/6/2005          11,159           11,313               12,254
   2/7/2005          11,155           11,309               12,203
   2/8/2005          11,159           11,312               12,217
   2/9/2005          11,086           11,240               12,195
  2/10/2005          11,135           11,289               12,250
  2/11/2005          11,216           11,375               12,345
  2/12/2005          11,216           11,375               12,345
  2/13/2005          11,216           11,375               12,345
  2/14/2005          11,212           11,372               12,368
  2/15/2005          11,245           11,404               12,423
  2/16/2005          11,240           11,399               12,493
  2/17/2005          11,143           11,303               12,396
  2/18/2005          11,135           11,294               12,403
  2/19/2005          11,135           11,294               12,403
  2/20/2005          11,135           11,294               12,403
  2/21/2005          11,135           11,294               12,403
  2/22/2005          10,976           11,135               12,177
  2/23/2005          11,045           11,206               12,267
  2/24/2005          11,119           11,278               12,377
  2/25/2005          11,232           11,397               12,553
  2/26/2005          11,232           11,397               12,553
  2/27/2005          11,232           11,397               12,553
  2/28/2005          11,139           11,304               12,465
   3/1/2005          11,212           11,380               12,515
   3/2/2005          11,204           11,372               12,509
   3/3/2005          11,208           11,376               12,595
   3/4/2005          11,330           11,501               12,760
   3/5/2005          11,330           11,501               12,760
   3/6/2005          11,330           11,501               12,760
   3/7/2005          11,366           11,539               12,788
   3/8/2005          11,314           11,484               12,723
   3/9/2005          11,184           11,356               12,566
  3/10/2005          11,200           11,370               12,554
  3/11/2005          11,123           11,294               12,558
  3/12/2005          11,123           11,294               12,558
  3/13/2005          11,123           11,294               12,558
  3/14/2005          11,208           11,379               12,667
  3/15/2005          11,123           11,294               12,576
  3/16/2005          11,037           11,208               12,436
  3/17/2005          11,054           11,226               12,514
  3/18/2005          11,037           11,209               12,479
  3/19/2005          11,037           11,209               12,479
  3/20/2005          11,037           11,209               12,479
  3/21/2005          10,968           11,142               12,496
  3/22/2005          10,830           10,998               12,345
  3/23/2005          10,826           10,994               12,297
  3/24/2005          10,818           10,988               12,321
  3/25/2005          10,818           10,988               12,321
  3/26/2005          10,818           10,988               12,321
  3/27/2005          10,818           10,988               12,321
  3/28/2005          10,838           11,010               12,266
  3/29/2005          10,761           10,771               12,111
  3/30/2005          10,907           11,083               12,288
  3/31/2005          10,928           11,103               12,404
   4/1/2005          10,858           11,037               12,437
   4/2/2005          10,858           11,037               12,437
   4/3/2005          10,858           11,037               12,437
   4/4/2005          10,883           11,059               12,429
   4/5/2005          10,915           11,094               12,460
   4/6/2005          10,960           11,142               12,512
   4/7/2005          11,013           11,196               12,556
   4/8/2005          10,915           11,098               12,429
   4/9/2005          10,915           11,098               12,429
  4/10/2005          10,915           11,098               12,429
  4/11/2005          10,919           11,103               12,448
  4/12/2005          10,988           11,174               12,469
  4/13/2005          10,846           11,028               12,288
  4/14/2005          10,720           10,901               12,115
  4/15/2005          10,525           10,703               11,813
  4/16/2005          10,525           10,703               11,813
  4/17/2005          10,525           10,703               11,813
  4/18/2005          10,574           10,753               11,910
  4/19/2005          10,647           10,830               12,050
  4/20/2005          10,501           10,680               11,892
  4/21/2005          10,676           10,858               12,116
  4/22/2005          10,619           10,800               12,070
  4/23/2005          10,619           10,800               12,070
  4/24/2005          10,619           10,800               12,070
  4/25/2005          10,716           10,909               12,187
  4/26/2005          10,619           10,802               12,042
  4/27/2005          10,672           10,858               12,034
  4/28/2005          10,562           10,747               11,875
  4/29/2005          10,688           10,876               12,015
  4/30/2005          10,688           10,876               12,015
   5/1/2005          10,688           10,876               12,015
   5/2/2005          10,737           10,925               12,103
   5/3/2005          10,712           10,903               12,064
   5/4/2005          10,879           11,072               12,256
   5/5/2005          10,842           11,036               12,205
   5/6/2005          10,822           11,016               12,232
   5/7/2005          10,822           11,016               12,232
   5/8/2005          10,822           11,016               12,232
   5/9/2005          10,903           11,101               12,357
  5/10/2005          10,777           10,971               12,239
  5/11/2005          10,814           11,010               12,260
  5/12/2005          10,692           10,886               12,028
  5/13/2005          10,619           10,813               11,873
  5/14/2005          10,619           10,813               11,873
  5/15/2005          10,619           10,813               11,873
  5/16/2005          10,732           10,929               11,981
  5/17/2005          10,822           11,023               12,114
  5/18/2005          10,936           11,142               12,255
  5/19/2005          10,984           11,192               12,340
  5/20/2005          10,972           11,182               12,360
  5/21/2005          10,972           11,182               12,360
  5/22/2005          10,972           11,182               12,360
  5/23/2005          11,009           11,218               12,392
  5/24/2005          11,005           11,216               12,396
  5/25/2005          10,968           11,180               12,401
  5/26/2005          11,049           11,260               12,503
  5/27/2005          11,062           11,277               12,563
  5/28/2005          11,062           11,277               12,563
  5/29/2005          11,062           11,277               12,563
  5/30/2005          11,062           11,277               12,563
  5/31/2005          11,005           11,221               12,543
   6/1/2005          11,102           11,320               12,676
   6/2/2005          11,114           11,333               12,694
   6/3/2005          11,062           11,279               12,674
   6/4/2005          11,062           11,279               12,674
   6/5/2005          11,062           11,279               12,674
   6/6/2005          11,074           11,296               12,709
   6/7/2005          11,062           11,283               12,717
   6/8/2005          11,058           11,277               12,740
   6/9/2005          11,110           11,333               12,807
  6/10/2005          11,110           11,334               12,842
  6/11/2005          11,110           11,334               12,842
  6/12/2005          11,110           11,334               12,842
  6/13/2005          11,147           11,370               12,907
  6/14/2005          11,184           11,411               12,996
  6/15/2005          11,216           11,443               13,024
  6/16/2005          11,265           11,495               13,078
  6/17/2005          11,334           11,567               13,180
  6/18/2005          11,334           11,567               13,180
  6/19/2005          11,334           11,567               13,180
  6/20/2005          11,330           11,562               13,173
  6/21/2005          11,318           11,549               13,141
  6/22/2005          11,330           11,565               13,160
  6/23/2005          11,224           11,457               13,059
  6/24/2005          11,155           11,385               12,967
  6/25/2005          11,155           11,385               12,967
  6/26/2005          11,155           11,385               12,967
  6/27/2005          11,135           11,365               12,990
  6/28/2005          11,216           11,450               13,110
  6/29/2005          11,224           11,459               13,113
  6/30/2005          11,155           11,390               13,072
   7/1/2005          11,188           11,424               13,191
   7/2/2005          11,188           11,424               13,191
   7/3/2005          11,188           11,424               13,191
   7/4/2005          11,188           11,424               13,191
   7/5/2005          11,277           11,518               13,328
   7/6/2005          11,192           11,432               13,213
   7/7/2005          11,220           11,461               13,284
   7/8/2005          11,330           11,574               13,395
   7/9/2005          11,330           11,574               13,395
  7/10/2005          11,330           11,574               13,395
  7/11/2005          11,387           11,635               13,493
  7/12/2005          11,407           11,654               13,515
  7/13/2005          11,423           11,670               13,509
  7/14/2005          11,440           11,690               13,462
  7/15/2005          11,460           11,709               13,457
  7/16/2005          11,460           11,709               13,457
  7/17/2005          11,460           11,709               13,457
  7/18/2005          11,383           11,631               13,431
  7/19/2005          11,436           11,687               13,547
  7/20/2005          11,484           11,739               13,639
  7/21/2005          11,395           11,646               13,489
  7/22/2005          11,472           11,729               13,640
  7/23/2005          11,472           11,729               13,640
  7/24/2005          11,472           11,729               13,640
  7/25/2005          11,431           11,685               13,602
  7/26/2005          11,452           11,706               13,619
  7/27/2005          11,501           11,758               13,708
  7/28/2005          11,570           11,829               13,842
  7/29/2005          11,488           11,749               13,791
  7/30/2005          11,488           11,749               13,791
  7/31/2005          11,488           11,749               13,791
   8/1/2005          11,496           11,758               13,792
   8/2/2005          11,570           11,831               13,916
   8/3/2005          11,586           11,848               13,924
   8/4/2005          11,517           11,780               13,849
   8/5/2005          11,403           11,665               13,654
   8/6/2005          11,403           11,665               13,654
   8/7/2005          11,403           11,665               13,654
   8/8/2005          11,375           11,636               13,579
   8/9/2005          11,448           11,712               13,650
  8/10/2005          11,452           11,716               13,723
  8/11/2005          11,529           11,795               13,806
  8/12/2005          11,464           11,731               13,752
  8/13/2005          11,464           11,731               13,752
  8/14/2005          11,464           11,731               13,752
  8/15/2005          11,501           11,768               13,774
  8/16/2005          11,379           11,643               13,589
  8/17/2005          11,387           11,652               13,535
  8/18/2005          11,366           11,631               13,506
  8/19/2005          11,383           11,650               13,585
  8/20/2005          11,383           11,650               13,585
  8/21/2005          11,383           11,650               13,585
  8/22/2005          11,403           11,672               13,619
  8/23/2005          11,362           11,627               13,592
  8/24/2005          11,285           11,550               13,583
  8/25/2005          11,310           11,577               13,657
  8/26/2005          11,236           11,501               13,566
  8/27/2005          11,236           11,501               13,566
  8/28/2005          11,236           11,501               13,566
  8/29/2005          11,293           11,559               13,654
  8/30/2005          11,269           11,538               13,679
  8/31/2005          11,391           11,661               13,902
   9/1/2005          11,419           11,693               14,021
   9/2/2005          11,383           11,658               13,956
   9/3/2005          11,383           11,658               13,956
   9/4/2005          11,383           11,658               13,956
   9/5/2005          11,383           11,658               13,956
   9/6/2005          11,509           11,787               14,091
   9/7/2005          11,537           11,819               14,152
   9/8/2005          11,486           11,766               14,076
   9/9/2005          11,589           11,871               14,262
  9/10/2005          11,589           11,871               14,262
  9/11/2005          11,589           11,871               14,262
  9/12/2005          11,577           11,860               14,204
  9/13/2005          11,494           11,778               14,101
  9/14/2005          11,478           11,761               14,126
  9/15/2005          11,486           11,769               14,104
  9/16/2005          11,601           11,889               14,188
  9/17/2005          11,601           11,889               14,188
  9/18/2005          11,601           11,889               14,188
  9/19/2005          11,531           11,817               14,032
  9/20/2005          11,432           11,714               13,863
  9/21/2005          11,313           11,591               13,707
  9/22/2005          11,346           11,626               13,728
  9/23/2005          11,354           11,637               13,803
  9/24/2005          11,354           11,637               13,803
  9/25/2005          11,354           11,637               13,803
  9/26/2005          11,366           11,652               13,756
  9/27/2005          11,354           11,636               13,738
  9/28/2005          11,371           11,657               13,785
  9/29/2005          11,490           11,779               13,883
  9/30/2005          11,490           11,782               13,954
  10/1/2005          11,490           11,782               13,954
  10/2/2005          11,490           11,782               13,954
  10/3/2005          11,486           11,777               13,954
  10/4/2005          11,358           11,644               13,807
  10/5/2005          11,185           11,466               13,521
  10/6/2005          11,127           11,407               13,406
  10/7/2005          11,173           11,455               13,434
  10/8/2005          11,173           11,455               13,434
  10/9/2005          11,173           11,455               13,434
 10/10/2005          11,070           11,352               13,125
 10/11/2005          11,041           11,320               13,046
 10/12/2005          10,954           11,232               12,939
 10/13/2005          10,925           11,203               12,902
 10/14/2005          11,016           11,300               13,016
 10/15/2005          11,016           11,300               13,016
 10/16/2005          11,016           11,300               13,016
 10/17/2005          11,057           11,343               13,129
 10/18/2005          10,942           11,221               12,953
 10/19/2005          11,094           11,381               13,088
 10/20/2005          10,905           11,183               12,929
 10/21/2005          10,946           11,229               12,947
 10/22/2005          10,946           11,229               12,947
 10/23/2005          10,946           11,229               12,947
 10/24/2005          11,156           11,445               13,185
 10/25/2005          11,140           11,427               13,147
 10/26/2005          11,103           11,392               13,116
 10/27/2005          10,999           11,287               12,955
 10/28/2005          11,197           11,490               13,181
 10/29/2005          11,197           11,490               13,181
 10/30/2005          11,197           11,490               13,181
 10/31/2005          11,280           11,576               13,363
  11/1/2005          11,259           11,556               13,337
  11/2/2005          11,383           11,684               13,485
  11/3/2005          11,404           11,706               13,470
  11/4/2005          11,395           11,699               13,492
  11/5/2005          11,395           11,699               13,492
  11/6/2005          11,395           11,699               13,492
  11/7/2005          11,420           11,726               13,543
  11/8/2005          11,383           11,689               13,433
  11/9/2005          11,412           11,718               13,467
 11/10/2005          11,507           11,816               13,549
 11/11/2005          11,548           11,859               13,579
 11/12/2005          11,548           11,859               13,579
 11/13/2005          11,548           11,859               13,579
 11/14/2005          11,544           11,856               13,591
 11/15/2005          11,469           11,782               13,510
 11/16/2005          11,482           11,790               13,528
 11/17/2005          11,614           11,927               13,703
 11/18/2005          11,659           11,978               13,813
 11/19/2005          11,659           11,978               13,813
 11/20/2005          11,659           11,978               13,813
 11/21/2005          11,713           12,038               13,832
 11/22/2005          11,787           12,113               13,865
 11/23/2005          11,845           12,174               13,926
 11/24/2005          11,845           12,174               13,926
 11/25/2005          11,865           12,197               13,940
 11/26/2005          11,865           12,197               13,940
 11/27/2005          11,865           12,197               13,940
 11/28/2005          11,762           12,090               13,841
 11/29/2005          11,775           12,106               13,847
 11/30/2005          11,684           12,010               13,761
  12/1/2005          11,832           12,164               13,934
  12/2/2005          11,824           12,156               13,929
  12/3/2005          11,824           12,156               13,929
  12/4/2005          11,824           12,156               13,929
  12/5/2005          11,803           12,137               13,884
  12/6/2005          11,816           12,152               13,895
  12/7/2005          11,750           12,082               13,824
  12/8/2005          11,750           12,081               13,824
  12/9/2005          11,791           12,128               13,905
 12/10/2005          11,791           12,128               13,905
 12/11/2005          11,791           12,128               13,905
 12/12/2005          11,791           12,129               13,896
 12/13/2005          11,869           12,212               13,974
 12/14/2005          11,927           12,269               14,056
 12/15/2005          11,886           12,228               14,006
 12/16/2005          11,853           12,197               14,001
 12/17/2005          11,853           12,197               14,001
 12/18/2005          11,853           12,197               14,001
 12/19/2005          11,758           12,142               13,879
 12/20/2005          11,742           12,152               13,863
 12/21/2005          11,791           12,190               13,922
 12/22/2005          11,846           12,257               13,985
 12/23/2005          11,850           12,263               13,992
 12/24/2005          11,850           12,263               13,992
 12/25/2005          11,850           12,263               13,992
 12/26/2005          11,850           12,263               13,992
 12/27/2005          11,766           12,152               13,897
 12/28/2005          11,787           12,167               13,921
 12/29/2005          11,783           12,146               13,915
 12/30/2005          11,720           12,100               13,842
 12/31/2005          11,720           12,100               13,842

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                     ONE              INCEPTION
                                                     YEAR             (05/03/04)
--------------------------------------------------------------------------------
LARGE-CAP VALUE FUND                                  4.19%             10.01%
S&P 500/BARRA VALUE INDEX                             6.33%             12.15%
S&P 500/CITIGROUP PURE VALUE INDEX                   14.31%             21.59%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/BARRA VALUE INDEX AND THE S&P 500/CITIGROUP PURE VALUE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                LARGE-CAP        S&P 500/CITIGROUP
                                VALUE FUND       PURE VALUE INDEX
                                ----------       -----------------
OTHER                              8.6%                 8.5%
FINANCIALS                        20.6%                20.6%
UTILITIES                         18.4%                18.3%
CONSUMER DISCRETIONARY            17.9%                10.7%
MATERIALS                         10.3%                17.4%
INDUSTRIALS                        9.4%                 9.3%
CONSUMER STAPLES                   9.5%                 9.4%
INFORMATION TECHNOLOGY             5.6%                 5.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Dillard's, Inc. -- Class A                       1.7%
Ryder System, Inc.                               1.6%
Ford Motor Co.                                   1.4%
United States Steel Corp.                        1.3%
Dana Corp.                                       1.3%
ConocoPhillips                                   1.3%
Supervalu, Inc.                                  1.2%
Albertson's, Inc.                                1.2%
Progress Energy, Inc.                            1.1%
UnumProvident Corp.                              1.1%
-----------------------------------------------------
Top Ten Total                                   13.2%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 25

--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

INCEPTION: May 3, 2004

For 2005, the S&P Small Cap/Barra Growth Index posted its third consecutive yearly gain. Growth stocks, particularly those in the consumer discretionary sector outperformed value, propelling the index to a gain of 8.97%. Rydex Small Cap Growth Fund gained 6.20% over the same period.

           CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                      S&P SMALL CAP 600/
                  SMALL-CAP     S&P SMALL CAP 600/     CITIGROUP PURE
    DATE         GROWTH FUND    BARRA GROWTH INDEX      GROWTH INDEX
 ----------      -----------    ------------------   ------------------
   5/3/2004         10,000            10,000               10,000
   5/4/2004         10,056            10,055                9,998
   5/5/2004         10,104            10,105               10,022
   5/6/2004          9,976             9,975                9,862
   5/7/2004          9,748             9,748                9,591
   5/8/2004          9,748             9,748                9,591
   5/9/2004          9,748             9,748                9,591
  5/10/2004          9,560             9,551                9,413
  5/11/2004          9,752             9,747                9,575
  5/12/2004          9,752             9,747                9,589
  5/13/2004          9,720             9,715                9,540
  5/14/2004          9,664             9,658                9,525
  5/15/2004          9,664             9,658                9,525
  5/16/2004          9,664             9,658                9,525
  5/17/2004          9,520             9,515                9,423
  5/18/2004          9,628             9,623                9,505
  5/19/2004          9,616             9,612                9,466
  5/20/2004          9,612             9,609                9,460
  5/21/2004          9,704             9,703                9,563
  5/22/2004          9,704             9,703                9,563
  5/23/2004          9,704             9,703                9,563
  5/24/2004          9,804             9,801                9,679
  5/25/2004         10,060            10,059                9,941
  5/26/2004         10,112            10,111                9,960
  5/27/2004         10,112            10,105                9,949
  5/28/2004         10,096            10,089                9,929
  5/29/2004         10,096            10,089                9,929
  5/30/2004         10,096            10,089                9,929
  5/31/2004         10,096            10,089                9,929
   6/1/2004         10,168            10,163               10,017
   6/2/2004         10,204            10,200               10,041
   6/3/2004         10,028            10,019                9,888
   6/4/2004         10,120            10,120                9,967
   6/5/2004         10,120            10,120                9,967
   6/6/2004         10,120            10,120                9,967
   6/7/2004         10,308            10,311               10,164
   6/8/2004         10,324            10,328               10,182
   6/9/2004         10,204            10,206               10,068
  6/10/2004         10,192            10,193               10,069
  6/11/2004         10,192            10,193               10,069
  6/12/2004         10,192            10,193               10,069
  6/13/2004         10,192            10,193               10,069
  6/14/2004         10,044            10,047                9,949
  6/15/2004         10,224            10,226               10,101
  6/16/2004         10,304            10,309               10,161
  6/17/2004         10,288            10,291               10,185
  6/18/2004         10,284            10,290               10,195
  6/19/2004         10,284            10,290               10,195
  6/20/2004         10,284            10,290               10,195
  6/21/2004         10,268            10,272               10,192
  6/22/2004         10,336            10,340               10,240
  6/23/2004         10,468            10,466               10,368
  6/24/2004         10,460            10,456               10,380
  6/25/2004         10,556            10,559               10,468
  6/26/2004         10,556            10,559               10,468
  6/27/2004         10,556            10,559               10,468
  6/28/2004         10,492            10,491               10,416
  6/29/2004         10,576            10,573               10,480
  6/30/2004         10,648            10,654               10,552
   7/1/2004         10,488            10,511               10,447
   7/2/2004         10,444            10,471               10,432
   7/3/2004         10,444            10,471               10,432
   7/4/2004         10,444            10,471               10,432
   7/5/2004         10,444            10,471               10,432
   7/6/2004         10,272            10,316               10,306
   7/7/2004         10,232            10,283               10,280
   7/8/2004         10,072            10,124               10,097
   7/9/2004         10,100            10,157               10,123
  7/10/2004         10,100            10,157               10,123
  7/11/2004         10,100            10,157               10,123
  7/12/2004         10,036            10,100               10,090
  7/13/2004         10,048            10,116               10,114
  7/14/2004          9,984            10,056               10,079
  7/15/2004         10,040            10,108               10,119
  7/16/2004          9,960            10,035               10,043
  7/17/2004          9,960            10,035               10,043
  7/18/2004          9,960            10,035               10,043
  7/19/2004          9,924            10,006                9,956
  7/20/2004         10,068            10,142               10,120
  7/21/2004          9,820             9,883                9,887
  7/22/2004          9,796             9,853                9,857
  7/23/2004          9,664             9,721                9,755
  7/24/2004          9,664             9,721                9,755
  7/25/2004          9,664             9,721                9,755
  7/26/2004          9,560             9,614                9,640
  7/27/2004          9,748             9,807                9,823
  7/28/2004          9,708             9,765                9,816
  7/29/2004          9,868             9,932                9,962
  7/30/2004          9,924             9,991                9,961
  7/31/2004          9,924             9,991                9,961
   8/1/2004          9,924             9,991                9,961
   8/2/2004          9,920             9,985                9,969
   8/3/2004          9,784             9,848                9,844
   8/4/2004          9,748             9,811                9,793
   8/5/2004          9,556             9,618                9,606
   8/6/2004          9,284             9,345                9,352
   8/7/2004          9,284             9,345                9,352
   8/8/2004          9,284             9,345                9,352
   8/9/2004          9,300             9,361                9,334
  8/10/2004          9,456             9,522                9,493
  8/11/2004          9,440             9,502                9,481
  8/12/2004          9,244             9,305                9,303
  8/13/2004          9,244             9,306                9,342
  8/14/2004          9,244             9,306                9,342
  8/15/2004          9,244             9,306                9,342
  8/16/2004          9,428             9,492                9,513
  8/17/2004          9,464             9,530                9,559
  8/18/2004          9,652             9,722                9,713
  8/19/2004          9,628             9,696                9,713
  8/20/2004          9,772             9,842                9,879
  8/21/2004          9,772             9,842                9,879
  8/22/2004          9,772             9,842                9,879
  8/23/2004          9,720             9,791                9,831
  8/24/2004          9,700             9,771                9,804
  8/25/2004          9,768             9,838                9,855
  8/26/2004          9,732             9,805                9,849
  8/27/2004          9,808             9,882                9,929
  8/28/2004          9,808             9,882                9,929
  8/29/2004          9,808             9,882                9,929
  8/30/2004          9,672             9,743                9,816
  8/31/2004          9,704             9,779                9,860
   9/1/2004          9,820             9,895                9,958
   9/2/2004          9,952            10,030               10,109
   9/3/2004          9,912             9,995               10,081
   9/4/2004          9,912             9,995               10,081
   9/5/2004          9,912             9,995               10,081
   9/6/2004          9,912             9,995               10,081
   9/7/2004         10,024            10,110               10,209
   9/8/2004          9,932            10,016               10,103
   9/9/2004         10,056            10,146               10,222
  9/10/2004         10,140            10,231               10,296
  9/11/2004         10,140            10,231               10,296
  9/12/2004         10,140            10,231               10,296
  9/13/2004         10,216            10,310               10,381
  9/14/2004         10,208            10,301               10,361
  9/15/2004         10,152            10,244               10,310
  9/16/2004         10,232            10,328               10,400
  9/17/2004         10,212            10,308               10,411
  9/18/2004         10,212            10,308               10,411
  9/19/2004         10,212            10,308               10,411
  9/20/2004         10,192            10,292               10,406
  9/21/2004         10,324            10,423               10,576
  9/22/2004         10,104            10,201               10,375
  9/23/2004         10,108            10,206               10,373
  9/24/2004         10,132            10,231               10,399
  9/25/2004         10,132            10,231               10,399
  9/26/2004         10,132            10,231               10,399
  9/27/2004          9,972            10,068               10,259
  9/28/2004         10,108            10,207               10,368
  9/29/2004         10,236            10,340               10,499
  9/30/2004         10,228            10,330               10,496
  10/1/2004         10,416            10,524               10,650
  10/2/2004         10,416            10,524               10,650
  10/3/2004         10,416            10,524               10,650
  10/4/2004         10,484            10,593               10,709
  10/5/2004         10,444            10,555               10,673
  10/6/2004         10,524            10,636               10,765
  10/7/2004         10,384            10,497               10,628
  10/8/2004         10,216            10,328               10,496
  10/9/2004         10,216            10,328               10,496
 10/10/2004         10,216            10,328               10,496
 10/11/2004         10,252            10,365               10,522
 10/12/2004         10,232            10,343               10,526
 10/13/2004         10,132            10,243               10,415
 10/14/2004         10,084            10,193               10,374
 10/15/2004         10,152            10,264               10,395
 10/16/2004         10,152            10,264               10,395
 10/17/2004         10,152            10,264               10,395
 10/18/2004         10,180            10,295               10,398
 10/19/2004         10,132            10,248               10,341
 10/20/2004         10,208            10,329               10,415
 10/21/2004         10,340            10,462               10,540
 10/22/2004         10,212            10,337               10,405
 10/23/2004         10,212            10,337               10,405
 10/24/2004         10,212            10,337               10,405
 10/25/2004         10,264            10,392               10,458
 10/26/2004         10,360            10,493               10,600
 10/27/2004         10,528            10,665               10,743
 10/28/2004         10,480            10,615               10,720
 10/29/2004         10,496            10,631               10,716
 10/30/2004         10,496            10,631               10,716
 10/31/2004         10,496            10,631               10,716
  11/1/2004         10,532            10,673               10,768
  11/2/2004         10,504            10,644               10,751
  11/3/2004         10,700            10,842               10,957
  11/4/2004         10,844            10,991               11,091
  11/5/2004         10,932            11,084               11,169
  11/6/2004         10,932            11,084               11,169
  11/7/2004         10,932            11,084               11,169
  11/8/2004         10,884            11,032               11,128
  11/9/2004         10,932            11,084               11,227
 11/10/2004         10,968            11,121               11,288
 11/11/2004         11,068            11,221               11,397
 11/12/2004         11,164            11,321               11,512
 11/13/2004         11,164            11,321               11,512
 11/14/2004         11,164            11,321               11,512
 11/15/2004         11,176            11,333               11,528
 11/16/2004         11,052            11,209               11,402
 11/17/2004         11,160            11,317               11,479
 11/18/2004         11,140            11,298               11,474
 11/19/2004         10,964            11,122               11,292
 11/20/2004         10,964            11,122               11,292
 11/21/2004         10,964            11,122               11,292
 11/22/2004         11,128            11,287               11,471
 11/23/2004         11,184            11,347               11,542
 11/24/2004         11,260            11,424               11,607
 11/25/2004         11,260            11,424               11,607
 11/26/2004         11,276            11,440               11,634
 11/27/2004         11,276            11,440               11,634
 11/28/2004         11,276            11,440               11,634
 11/29/2004         11,320            11,486               11,673
 11/30/2004         11,312            11,479               11,643
  12/1/2004         11,440            11,607               11,775
  12/2/2004         11,412            11,580               11,720
  12/3/2004         11,392            11,563               11,694
  12/4/2004         11,392            11,563               11,694
  12/5/2004         11,392            11,563               11,694
  12/6/2004         11,328            11,495               11,644
  12/7/2004         11,076            11,242               11,416
  12/8/2004         11,160            11,328               11,503
  12/9/2004         11,132            11,303               11,501
 12/10/2004         11,164            11,338               11,563
 12/11/2004         11,164            11,338               11,563
 12/12/2004         11,164            11,338               11,563
 12/13/2004         11,272            11,446               11,667
 12/14/2004         11,372            11,549               11,778
 12/15/2004         11,432            11,613               11,876
 12/16/2004         11,368            11,546               11,837
 12/17/2004         11,364            11,543               11,826
 12/18/2004         11,364            11,543               11,826
 12/19/2004         11,364            11,543               11,826
 12/20/2004         11,316            11,495               11,766
 12/21/2004         11,460            11,642               11,889
 12/22/2004         11,512            11,696               11,986
 12/23/2004         11,528            11,716               11,997
 12/24/2004         11,528            11,716               11,997
 12/25/2004         11,528            11,716               11,997
 12/26/2004         11,528            11,716               11,997
 12/27/2004         11,400            11,586               11,898
 12/28/2004         11,612            11,802               12,101
 12/29/2004         11,608            11,797               12,125
 12/30/2004         11,598            11,788               12,120
 12/31/2004         11,582            11,775               12,070
   1/1/2005         11,582            11,775               12,070
   1/2/2005         11,582            11,775               12,070
   1/3/2005         11,375            11,563               11,839
   1/4/2005         11,172            11,357               11,625
   1/5/2005         11,010            11,192               11,467
   1/6/2005         11,058            11,241               11,547
   1/7/2005         10,957            11,143               11,462
   1/8/2005         10,957            11,143               11,462
   1/9/2005         10,957            11,143               11,462
  1/10/2005         11,079            11,268               11,620
  1/11/2005         11,014            11,200               11,566
  1/12/2005         11,038            11,225               11,596
  1/13/2005         11,046            11,237               11,599
  1/14/2005         11,139            11,333               11,709
  1/15/2005         11,139            11,333               11,709
  1/16/2005         11,139            11,333               11,709
  1/17/2005         11,139            11,333               11,709
  1/18/2005         11,294            11,491               11,867
  1/19/2005         11,188            11,388               11,735
  1/20/2005         11,119            11,317               11,638
  1/21/2005         11,107            11,304               11,614
  1/22/2005         11,107            11,304               11,614
  1/23/2005         11,107            11,304               11,614
  1/24/2005         11,010            11,204               11,484
  1/25/2005         11,050            11,249               11,502
  1/26/2005         11,249            11,452               11,744
  1/27/2005         11,273            11,478               11,747
  1/28/2005         11,208            11,415               11,712
  1/29/2005         11,208            11,415               11,712
  1/30/2005         11,208            11,415               11,712
  1/31/2005         11,440            11,653               11,942
   2/1/2005         11,533            11,753               12,061
   2/2/2005         11,618            11,838               12,143
   2/3/2005         11,606            11,824               12,109
   2/4/2005         11,756            11,982               12,282
   2/5/2005         11,756            11,982               12,282
   2/6/2005         11,756            11,982               12,282
   2/7/2005         11,728            11,955               12,273
   2/8/2005         11,788            12,017               12,302
   2/9/2005         11,533            11,758               12,056
  2/10/2005         11,586            11,813               12,079
  2/11/2005         11,707            11,938               12,177
  2/12/2005         11,707            11,938               12,177
  2/13/2005         11,707            11,938               12,177
  2/14/2005         11,691            11,925               12,176
  2/15/2005         11,728            11,959               12,204
  2/16/2005         11,788            12,022               12,262
  2/17/2005         11,671            11,901               12,143
  2/18/2005         11,655            11,888               12,140
  2/19/2005         11,655            11,888               12,140
  2/20/2005         11,655            11,888               12,140
  2/21/2005         11,655            11,888               12,140
  2/22/2005         11,411            11,640               11,878
  2/23/2005         11,472            11,701               11,972
  2/24/2005         11,610            11,844               12,124
  2/25/2005         11,784            12,022               12,313
  2/26/2005         11,784            12,022               12,313
  2/27/2005         11,784            12,022               12,313
  2/28/2005         11,724            11,962               12,256
   3/1/2005         11,776            12,015               12,333
   3/2/2005         11,801            12,043               12,341
   3/3/2005         11,797            12,036               12,376
   3/4/2005         11,922            12,168               12,491
   3/5/2005         11,922            12,168               12,491
   3/6/2005         11,922            12,168               12,491
   3/7/2005         11,926            12,176               12,476
   3/8/2005         11,813            12,057               12,381
   3/9/2005         11,667            11,911               12,211
  3/10/2005         11,553            11,792               12,095
  3/11/2005         11,582            11,826               12,109
  3/12/2005         11,582            11,826               12,109
  3/13/2005         11,582            11,826               12,109
  3/14/2005         11,630            11,873               12,117
  3/15/2005         11,578            11,821               12,049
  3/16/2005         11,513            11,754               12,004
  3/17/2005         11,545            11,790               12,001
  3/18/2005         11,521            11,768               11,955
  3/19/2005         11,521            11,768               11,955
  3/20/2005         11,521            11,768               11,955
  3/21/2005         11,492            11,734               11,986
  3/22/2005         11,452            11,693               11,930
  3/23/2005         11,289            11,525               11,793
  3/24/2005         11,334            11,576               11,851
  3/25/2005         11,334            11,576               11,851
  3/26/2005         11,334            11,576               11,851
  3/27/2005         11,334            11,576               11,851
  3/28/2005         11,346            11,586               11,927
  3/29/2005         11,160            11,396               11,731
  3/30/2005         11,338            11,578               11,913
  3/31/2005         11,330            11,571               11,884
   4/1/2005         11,302            11,546               11,889
   4/2/2005         11,302            11,546               11,889
   4/3/2005         11,302            11,546               11,889
   4/4/2005         11,334            11,580               11,920
   4/5/2005         11,358            11,608               11,978
   4/6/2005         11,379            11,630               12,002
   4/7/2005         11,427            11,681               12,058
   4/8/2005         11,261            11,514               11,886
   4/9/2005         11,261            11,514               11,886
  4/10/2005         11,261            11,514               11,886
  4/11/2005         11,229            11,480               11,864
  4/12/2005         11,285            11,539               11,929
  4/13/2005         11,099            11,350               11,775
  4/14/2005         10,892            11,134               11,568
  4/15/2005         10,677            10,914               11,378
  4/16/2005         10,677            10,914               11,378
  4/17/2005         10,677            10,914               11,378
  4/18/2005         10,770            11,011               11,463
  4/19/2005         10,973            11,219               11,653
  4/20/2005         10,811            11,054               11,446
  4/21/2005         11,079            11,332               11,732
  4/22/2005         10,896            11,147               11,538
  4/23/2005         10,896            11,147               11,538
  4/24/2005         10,896            11,147               11,538
  4/25/2005         11,026            11,280               11,718
  4/26/2005         10,839            11,091               11,543
  4/27/2005         10,831            11,082               11,549
  4/28/2005         10,600            10,842               11,363
  4/29/2005         10,665            10,913               11,433
  4/30/2005         10,665            10,913               11,433
   5/1/2005         10,665            10,913               11,433
   5/2/2005         10,827            11,078               11,580
   5/3/2005         10,803            11,055               11,586
   5/4/2005         10,969            11,225               11,780
   5/5/2005         10,997            11,256               11,829
   5/6/2005         11,030            11,291               11,847
   5/7/2005         11,030            11,291               11,847
   5/8/2005         11,030            11,291               11,847
   5/9/2005         11,131            11,396               11,957
  5/10/2005         10,965            11,225               11,794
  5/11/2005         10,989            11,250               11,810
  5/12/2005         10,855            11,114               11,665
  5/13/2005         10,774            11,029               11,551
  5/14/2005         10,774            11,029               11,551
  5/15/2005         10,774            11,029               11,551
  5/16/2005         10,945            11,204               11,774
  5/17/2005         11,026            11,289               11,844
  5/18/2005         11,253            11,524               12,094
  5/19/2005         11,306            11,577               12,162
  5/20/2005         11,265            11,538               12,124
  5/21/2005         11,265            11,538               12,124
  5/22/2005         11,265            11,538               12,124
  5/23/2005         11,342            11,615               12,211
  5/24/2005         11,363            11,637               12,230
  5/25/2005         11,237            11,510               12,121
  5/26/2005         11,387            11,664               12,271
  5/27/2005         11,427            11,707               12,293
  5/28/2005         11,427            11,707               12,293
  5/29/2005         11,427            11,707               12,293
  5/30/2005         11,427            11,707               12,293
  5/31/2005         11,423            11,703               12,269
   6/1/2005         11,525            11,812               12,426
   6/2/2005         11,553            11,838               12,471
   6/3/2005         11,476            11,761               12,396
   6/4/2005         11,476            11,761               12,396
   6/5/2005         11,476            11,761               12,396
   6/6/2005         11,529            11,815               12,470
   6/7/2005         11,537            11,826               12,484
   6/8/2005         11,452            11,738               12,377
   6/9/2005         11,545            11,835               12,501
  6/10/2005         11,513            11,800               12,450
  6/11/2005         11,513            11,800               12,450
  6/12/2005         11,513            11,800               12,450
  6/13/2005         11,557            11,848               12,478
  6/14/2005         11,622            11,913               12,569
  6/15/2005         11,667            11,962               12,640
  6/16/2005         11,784            12,082               12,735
  6/17/2005         11,780            12,082               12,729
  6/18/2005         11,780            12,082               12,729
  6/19/2005         11,780            12,082               12,729
  6/20/2005         11,760            12,059               12,707
  6/21/2005         11,732            12,032               12,682
  6/22/2005         11,764            12,064               12,695
  6/23/2005         11,610            11,907               12,539
  6/24/2005         11,464            11,759               12,392
  6/25/2005         11,464            11,759               12,392
  6/26/2005         11,464            11,759               12,392
  6/27/2005         11,480            11,773               12,411
  6/28/2005         11,659            11,961               12,623
  6/29/2005         11,711            12,014               12,645
  6/30/2005         11,703            12,008               12,649
   7/1/2005         11,772            12,081               12,706
   7/2/2005         11,772            12,081               12,706
   7/3/2005         11,772            12,081               12,706
   7/4/2005         11,772            12,081               12,706
   7/5/2005         11,947            12,261               12,911
   7/6/2005         11,866            12,176               12,821
   7/7/2005         11,922            12,237               12,880
   7/8/2005         12,113            12,435               13,107
   7/9/2005         12,113            12,435               13,107
  7/10/2005         12,113            12,435               13,107
  7/11/2005         12,239            12,564               13,260
  7/12/2005         12,243            12,569               13,247
  7/13/2005         12,162            12,487               13,144
  7/14/2005         12,081            12,403               13,091
  7/15/2005         12,093            12,419               13,103
  7/16/2005         12,093            12,419               13,103
  7/17/2005         12,093            12,419               13,103
  7/18/2005         12,008            12,329               13,004
  7/19/2005         12,194            12,523               13,170
  7/20/2005         12,344            12,678               13,305
  7/21/2005         12,133            12,463               13,027
  7/22/2005         12,312            12,648               13,221
  7/23/2005         12,312            12,648               13,221
  7/24/2005         12,312            12,648               13,221
  7/25/2005         12,218            12,553               13,066
  7/26/2005         12,231            12,567               13,097
  7/27/2005         12,259            12,594               13,137
  7/28/2005         12,458            12,801               13,311
  7/29/2005         12,401            12,746               13,260
  7/30/2005         12,401            12,746               13,260
  7/31/2005         12,401            12,746               13,260
   8/1/2005         12,470            12,819               13,328
   8/2/2005         12,559            12,908               13,408
   8/3/2005         12,498            12,849               13,334
   8/4/2005         12,360            12,706               13,201
   8/5/2005         12,186            12,531               13,027
   8/6/2005         12,186            12,531               13,027
   8/7/2005         12,186            12,531               13,027
   8/8/2005         12,137            12,480               12,945
   8/9/2005         12,149            12,493               12,941
  8/10/2005         12,218            12,567               12,951
  8/11/2005         12,308            12,659               13,036
  8/12/2005         12,218            12,567               12,929
  8/13/2005         12,218            12,567               12,929
  8/14/2005         12,218            12,567               12,929
  8/15/2005         12,275            12,627               13,016
  8/16/2005         12,072            12,419               12,821
  8/17/2005         12,036            12,383               12,744
  8/18/2005         11,999            12,345               12,706
  8/19/2005         12,008            12,354               12,699
  8/20/2005         12,008            12,354               12,699
  8/21/2005         12,008            12,354               12,699
  8/22/2005         12,056            12,406               12,759
  8/23/2005         12,024            12,375               12,736
  8/24/2005         12,008            12,356               12,767
  8/25/2005         12,024            12,377               12,767
  8/26/2005         11,902            12,251               12,612
  8/27/2005         11,902            12,251               12,612
  8/28/2005         11,902            12,251               12,612
  8/29/2005         12,003            12,359               12,740
  8/30/2005         11,991            12,344               12,712
  8/31/2005         12,251            12,615               12,969
   9/1/2005         12,296            12,659               13,014
   9/2/2005         12,174            12,536               12,876
   9/3/2005         12,174            12,536               12,876
   9/4/2005         12,174            12,536               12,876
   9/5/2005         12,174            12,536               12,876
   9/6/2005         12,369            12,738               13,081
   9/7/2005         12,438            12,812               13,191
   9/8/2005         12,363            12,733               13,121
   9/9/2005         12,468            12,844               13,230
  9/10/2005         12,468            12,844               13,230
  9/11/2005         12,468            12,844               13,230
  9/17/2005         12,401            12,778               13,048
  9/13/2005         12,388            12,764               13,106
  9/14/2005         12,292            12,665               13,006
  9/15/2005         12,304            12,675               12,992
  9/16/2005         12,401            12,778               13,048
  9/18/2005         12,401            12,778               13,048
  9/18/2005         12,401            12,778               13,048
  9/19/2005         12,354            12,731               13,091
  9/20/2005         12,208            12,581               12,963
  9/21/2005         12,048            12,418               12,767
  9/22/2005         12,057            12,427               12,785
  9/23/2005         12,149            12,524               12,856
  9/24/2005         12,149            12,524               12,856
  9/25/2005         12,149            12,524               12,856
  9/26/2005         12,279            12,660               12,970
  9/27/2005         12,275            12,656               12,957
  9/28/2005         12,262            12,644               12,903
  9/29/2005         12,388            12,775               12,993
  9/30/2005         12,413            12,803               13,029
  10/1/2005         12,413            12,803               13,029
  10/2/2005         12,413            12,803               13,029
  10/3/2005         12,497            12,890               13,066
  10/4/2005         12,333            12,724               12,937
  10/5/2005         11,998            12,375               12,602
  10/6/2005         11,868            12,244               12,519
  10/7/2005         11,985            12,365               12,628
  10/8/2005         11,985            12,365               12,628
  10/9/2005         11,985            12,365               12,628
 10/10/2005         11,818            12,193               12,475
 10/11/2005         11,734            12,106               12,373
 10/12/2005         11,554            11,918               12,176
 10/13/2005         11,529            11,897               12,176
 10/14/2005         11,738            12,114               12,354
 10/15/2005         11,738            12,114               12,354
 10/16/2005         11,738            12,114               12,354
 10/17/2005         11,793            12,169               12,422
 10/18/2005         11,625            11,999               12,271
 10/19/2005         11,843            12,222               12,502
 10/20/2005         11,633            12,008               12,302
 10/21/2005         11,709            12,087               12,400
 10/22/2005         11,709            12,087               12,400
 10/23/2005         11,709            12,087               12,400
 10/24/2005         11,965            12,352               12,663
 10/25/2005         11,927            12,317               12,580
 10/26/2005         11,826            12,213               12,449
 10/27/2005         11,533            11,909               12,100
 10/28/2005         11,751            12,135               12,365
 10/29/2005         11,751            12,135               12,365
 10/30/2005         11,751            12,135               12,365
 10/31/2005         11,960            12,354               12,593
  11/1/2005         11,927            12,322               12,557
  11/2/2005         12,183            12,588               12,832
  11/3/2005         12,208            12,612               12,839
  11/4/2005         12,170            12,577               12,834
  11/5/2005         12,170            12,577               12,834
  11/6/2005         12,170            12,577               12,834
  11/7/2005         12,195            12,605               12,856
  11/8/2005         12,128            12,535               12,773
  11/9/2005         12,157            12,563               12,831
 11/10/2005         12,208            12,617               12,918
 11/11/2005         12,250            12,663               12,934
 11/12/2005         12,250            12,663               12,934
 11/13/2005         12,250            12,663               12,934
 11/14/2005         12,224            12,637               12,951
 11/15/2005         12,107            12,516               12,800
 11/16/2005         12,111            12,521               12,794
 11/17/2005         12,342            12,761               13,029
 11/18/2005         12,405            12,829               13,069
 11/19/2005         12,405            12,829               13,069
 11/20/2005         12,405            12,829               13,069
 11/21/2005         12,530            12,962               13,186
 11/22/2005         12,635            13,069               13,290
 11/23/2005         12,631            13,066               13,272
 11/24/2005         12,631            13,066               13,272
 11/25/2005         12,656            13,092               13,297
 11/26/2005         12,656            13,092               13,297
 11/27/2005         12,656            13,092               13,297
 11/28/2005         12,405            12,836               13,057
 11/29/2005         12,476            12,913               13,111
 11/30/2005         12,514            12,951               13,130
  12/1/2005         12,740            13,187               13,277
  12/2/2005         12,765            13,216               13,303
  12/3/2005         12,765            13,216               13,303
  12/4/2005         12,765            13,216               13,303
  12/5/2005         12,711            13,160               13,282
  12/6/2005         12,748            13,198               13,321
  12/7/2005         12,635            13,083               13,235
  12/8/2005         12,673            13,121               13,304
  12/9/2005         12,707            13,156               13,336
 12/10/2005         12,707            13,156               13,336
 12/11/2005         12,707            13,156               13,336
 12/12/2005         12,736            13,188               13,338
 12/13/2005         12,744            13,200               13,403
 12/14/2005         12,816            13,277               13,491
 12/15/2005         12,656            13,111               13,309
 12/16/2005         12,598            13,052               13,253
 12/17/2005         12,598            13,052               13,253
 12/18/2005         12,598            13,052               13,253
 12/19/2005         12,388            12,875               13,056
 12/20/2005         12,413            12,895               13,080
 12/21/2005         12,514            13,036               13,196
 12/22/2005         12,527            13,068               13,211
 12/23/2005         12,574            13,106               13,266
 12/24/2005         12,574            13,106               13,266
 12/25/2005         12,574            13,106               13,266
 12/26/2005         12,574            13,106               13,266
 12/27/2005         12,398            12,895               13,080
 12/28/2005         12,471            12,973               13,157
 12/29/2005         12,424            12,930               13,109
 12/30/2005         12,299            12,832               12,981
 12/31/2005         12,299            12,832               12,981

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                      ONE             INCEPTION
                                                      YEAR            (05/03/04)
--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND                                 6.20%             13.25%
S&P SMALLCAP 600/BARRA GROWTH INDEX                   8.97%             16.17%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX          7.55%             16.99%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/BARRA GROWTH INDEX AND THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                     S&P SMALLCAP
                                                    600/CITIGROUP
                               SMALL-CAP             PURE GROWTH
                              GROWTH FUND               INDEX
                              -----------           --------------
OTHER                             4.1%                   4.1%
HEALTH CARE                      25.8%                  24.8%
CONSUMER DISCRETIONARY           23.3%                  24.1%
INFORMATION TECHNOLOGY           19.0%                  19.3%
INDUSTRIALS                      10.1%                  10.1%
ENERGY                            9.7%                  10.1%
FINANCIALS                        7.6%                   7.5%


"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Biolase Technology, Inc.                         1.8%
Coinstar, Inc.                                   1.6%
Websense, Inc.                                   1.5%
Odyssey HealthCare, Inc.                         1.5%
j2 Global Communications, Inc.                   1.4%
Portfolio Recovery Associates, Inc.              1.3%
Christopher & Banks Corp.                        1.3%
Headwaters, Inc.                                 1.3%
Fremont General Corp.                            1.3%
Ceradyne, Inc.                                   1.2%
-----------------------------------------------------
Top Ten Total                                   14.2%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


26 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

INCEPTION: May 3, 2004

For the sixth year in a row, mid-cap stocks outperformed large-cap stocks. Sector performance among mid-caps was strong, with four sectors posting positive double-digit returns. Only the telecommunications sector struggled, losing 9.94%. Strong earnings growth and a resilient economy contributed to the performance of mid-caps. Rydex Mid-Cap Growth Fund returned 11.46% for the year.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 S&P MIDCAP         S&P MID CAP 400/
                   MID-CAP     400/BARRA GROWTH      CITIGROUP PURE
    DATE         GROWTH FUND       INDEX              GROWTH INDEX
  ---------      -----------   ----------------     -----------------
   5/3/2004         10,000          10,000               10,000
   5/4/2004         10,016          10,018               10,050
   5/5/2004         10,092          10,097               10,142
   5/6/2004          9,952           9,956                9,966
   5/7/2004          9,748           9,748                9,750
   5/8/2004          9,748           9,748                9,750
   5/9/2004          9,748           9,748                9,750
  5/10/2004          9,588           9,584                9,590
  5/11/2004          9,732           9,732                9,737
  5/12/2004          9,696           9,695                9,701
  5/13/2004          9,700           9,700                9,699
  5/14/2004          9,640           9,641                9,652
  5/15/2004          9,640           9,641                9,652
  5/16/2004          9,640           9,641                9,652
  5/17/2004          9,524           9,524                9,530
  5/18/2004          9,632           9,633                9,622
  5/19/2004          9,608           9,611                9,589
  5/20/2004          9,592           9,594                9,559
  5/21/2004          9,652           9,655                9,624
  5/22/2004          9,652           9,655                9,624
  5/23/2004          9,652           9,655                9,624
  5/24/2004          9,740           9,744                9,740
  5/25/2004          9,932           9,938                9,970
  5/26/2004          9,980           9,990               10,001
  5/27/2004         10,040          10,049               10,086
  5/28/2004         10,092          10,103               10,117
  5/29/2004         10,092          10,103               10,117
  5/30/2004         10,092          10,103               10,117
  5/31/2004         10,092          10,103               10,117
   6/1/2004         10,136          10,147               10,187
   6/2/2004         10,112          10,125               10,167
   6/3/2004          9,960           9,971               10,020
   6/4/2004         10,024          10,041               10,085
   6/5/2004         10,024          10,041               10,085
   6/6/2004         10,024          10,041               10,085
   6/7/2004         10,204          10,223               10,286
   6/8/2004         10,192          10,210               10,267
   6/9/2004         10,064          10,080               10,126
  6/10/2004         10,080          10,101               10,123
  6/11/2004         10,080          10,101               10,123
  6/12/2004         10,080          10,101               10,123
  6/13/2004         10,080          10,101               10,123
  6/14/2004          9,928           9,947                9,964
  6/15/2004         10,052          10,075               10,101
  6/16/2004         10,072          10,094               10,130
  6/17/2004         10,036          10,059               10,109
  6/18/2004         10,032          10,053               10,114
  6/19/2004         10,032          10,053               10,114
  6/20/2004         10,032          10,053               10,114
  6/21/2004          9,988          10,014               10,094
  6/22/2004         10,048          10,074               10,155
  6/23/2004         10,124          10,154               10,272
  6/24/2004         10,108          10,141               10,277
  6/25/2004         10,156          10,195               10,355
  6/26/2004         10,156          10,195               10,355
  6/27/2004         10,156          10,195               10,355
  6/28/2004         10,108          10,146               10,283
  6/29/2004         10,136          10,181               10,310
  6/30/2004         10,200          10,249               10,369
   7/1/2004         10,080          10,130               10,252
   7/2/2004         10,036          10,094               10,204
   7/3/2004         10,036          10,094               10,204
   7/4/2004         10,036          10,094               10,204
   7/5/2004         10,036          10,094               10,204
   7/6/2004          9,892           9,951               10,047
   7/7/2004          9,940           9,995               10,092
   7/8/2004          9,808           9,863                9,924
   7/9/2004          9,852           9,910                9,992
  7/10/2004          9,852           9,910                9,992
  7/11/2004          9,852           9,910                9,992
  7/12/2004          9,808           9,866                9,957
  7/13/2004          9,808           9,866                9,961
  7/14/2004          9,752           9,813                9,909
  7/15/2004          9,808           9,872                9,976
  7/16/2004          9,708           9,784                9,896
  7/17/2004          9,708           9,784                9,896
  7/18/2004          9,708           9,784                9,896
  7/19/2004          9,716           9,788                9,884
  7/20/2004          9,852           9,923               10,019
  7/21/2004          9,644           9,713                9,820
  7/22/2004          9,644           9,710                9,833
  7/23/2004          9,524           9,583                9,702
  7/24/2004          9,524           9,583                9,702
  7/25/2004          9,524           9,583                9,702
  7/26/2004          9,424           9,482                9,633
  7/27/2004          9,576           9,639                9,794
  7/28/2004          9,516           9,577                9,658
  7/29/2004          9,644           9,712                9,825
  7/30/2004          9,668           9,739                9,830
  7/31/2004          9,668           9,739                9,830
   8/1/2004          9,668           9,739                9,830
   8/2/2004          9,648           9,718                9,772
   8/3/2004          9,532           9,600                9,653
   8/4/2004          9,488           9,553                9,588
   8/5/2004          9,304           9,366                9,394
   8/6/2004          9,132           9,188                9,245
   8/7/2004          9,132           9,188                9,245
   8/8/2004          9,132           9,188                9,245
   8/9/2004          9,148           9,202                9,250
  8/10/2004          9,300           9,357                9,413
  8/11/2004          9,244           9,300                9,338
  8/12/2004          9,112           9,167                9,195
  8/13/2004          9,104           9,159                9,208
  8/14/2004          9,104           9,159                9,208
  8/15/2004          9,104           9,159                9,208
  8/16/2004          9,248           9,307                9,353
  8/17/2004          9,296           9,356                9,399
  8/18/2004          9,440           9,503                9,545
  8/19/2004          9,372           9,436                9,487
  8/20/2004          9,508           9,577                9,642
  8/21/2004          9,508           9,577                9,642
  8/22/2004          9,508           9,577                9,642
  8/23/2004          9,448           9,514                9,597
  8/24/2004          9,456           9,524                9,605
  8/25/2004          9,548           9,616                9,711
  8/26/2004          9,548           9,617                9,720
  8/27/2004          9,600           9,670                9,772
  8/28/2004          9,600           9,670                9,772
  8/29/2004          9,600           9,670                9,772
  8/30/2004          9,492           9,562                9,643
  8/31/2004          9,548           9,618                9,708
   9/1/2004          9,632           9,702                9,831
   9/2/2004          9,732           9,807                9,942
   9/3/2004          9,680           9,747                9,883
   9/4/2004          9,680           9,747                9,883
   9/5/2004          9,680           9,747                9,883
   9/6/2004          9,680           9,747                9,883
   9/7/2004          9,732           9,808                9,954
   9/8/2004          9,676           9,751                9,880
   9/9/2004          9,728           9,809                9,912
  9/10/2004          9,792           9,874                9,986
  9/11/2004          9,792           9,874                9,986
  9/12/2004          9,792           9,874                9,986
  9/13/2004          9,868           9,952               10,084
  9/14/2004          9,848           9,938               10,074
  9/15/2004          9,792           9,881               10,006
  9/16/2004          9,836           9,925               10,074
  9/17/2004          9,812           9,905               10,049
  9/18/2004          9,812           9,905               10,049
  9/19/2004          9,812           9,905               10,049
  9/20/2004          9,772           9,865                9,988
  9/21/2004          9,848           9,940               10,080
  9/22/2004          9,708           9,803                9,957
  9/23/2004          9,680           9,775                9,934
  9/24/2004          9,704           9,839               10,003
  9/25/2004          9,704           9,839               10,003
  9/26/2004          9,704           9,839               10,003
  9/27/2004          9,580           9,713                9,876
  9/28/2004          9,652           9,789                9,954
  9/29/2004          9,712           9,850               10,008
  9/30/2004          9,756           9,898               10,036
  10/1/2004          9,892          10,041               10,177
  10/2/2004          9,892          10,041               10,177
  10/3/2004          9,892          10,041               10,177
  10/4/2004          9,960          10,110               10,207
  10/5/2004          9,924          10,076               10,201
  10/6/2004          9,972          10,125               10,262
  10/7/2004          9,856          10,008               10,133
  10/8/2004          9,776           9,928               10,051
  10/9/2004          9,776           9,928               10,051
 10/10/2004          9,776           9,928               10,051
 10/11/2004          9,788           9,941               10,069
 10/12/2004          9,740           9,894               10,027
 10/13/2004          9,688           9,841                9,949
 10/14/2004          9,592           9,751                9,860
 10/15/2004          9,628           9,786                9,874
 10/16/2004          9,628           9,786                9,874
 10/17/2004          9,628           9,786                9,874
 10/18/2004          9,712           9,873                9,945
 10/19/2004          9,648           9,810                9,862
 10/20/2004          9,716           9,878                9,933
 10/21/2004          9,816           9,981               10,013
 10/22/2004          9,696           9,864                9,907
 10/23/2004          9,696           9,864                9,907
 10/24/2004          9,696           9,864                9,907
 10/25/2004          9,704           9,874                9,923
 10/26/2004          9,740           9,911               10,003
 10/27/2004          9,936          10,111               10,180
 10/28/2004          9,936          10,111               10,180
 10/29/2004          9,960          10,138               10,187
 10/30/2004          9,960          10,138               10,187
 10/31/2004          9,960          10,138               10,187
  11/1/2004          9,936          10,113               10,176
  11/2/2004          9,924          10,104               10,185
  11/3/2004         10,044          10,224               10,289
  11/4/2004         10,176          10,362               10,433
  11/5/2004         10,224          10,413               10,478
  11/6/2004         10,224          10,413               10,478
  11/7/2004         10,224          10,413               10,478
  11/8/2004         10,184          10,372               10,459
  11/9/2004         10,216          10,405               10,485
 11/10/2004         10,240          10,430               10,512
 11/11/2004         10,340          10,533               10,630
 11/12/2004         10,440          10,639               10,779
 11/13/2004         10,440          10,639               10,779
 11/14/2004         10,440          10,639               10,779
 11/15/2004         10,440          10,637               10,799
 11/16/2004         10,364          10,563               10,725
 11/17/2004         10,448          10,650               10,811
 11/18/2004         10,428          10,632               10,801
 11/19/2004         10,288          10,489               10,639
 11/20/2004         10,288          10,489               10,639
 11/21/2004         10,288          10,489               10,639
 11/22/2004         10,340          10,547               10,685
 11/23/2004         10,388          10,595               10,770
 11/24/2004         10,472          10,683               10,889
 11/25/2004         10,472          10,683               10,889
 11/26/2004         10,472          10,685               10,895
 11/27/2004         10,472          10,685               10,895
 11/28/2004         10,472          10,685               10,895
 11/29/2004         10,452          10,665               10,850
 11/30/2004         10,408          10,620               10,801
  12/1/2004         10,576          10,791               11,005
  12/2/2004         10,552          10,768               10,972
  12/3/2004         10,568          10,788               10,990
  12/4/2004         10,568          10,788               10,990
  12/5/2004         10,568          10,788               10,990
  12/6/2004         10,556          10,776               10,986
  12/7/2004         10,396          10,613               10,826
  12/8/2004         10,476          10,696               10,906
  12/9/2004         10,516          10,734               10,990
 12/10/2004         10,504          10,725               11,010
 12/11/2004         10,504          10,725               11,010
 12/12/2004         10,504          10,725               11,010
 12/13/2004         10,572          10,796               11,071
 12/14/2004         10,680          10,906               11,207
 12/15/2004         10,712          10,941               11,284
 12/16/2004         10,652          10,875               11,218
 12/17/2004         10,648          10,876               11,238
 12/18/2004         10,648          10,876               11,238
 12/19/2004         10,648          10,876               11,238
 12/20/2004         10,616          10,844               11,168
 12/21/2004         10,728          10,960               11,276
 12/22/2004         10,764          10,997               11,343
 12/23/2004         10,784          11,016               11,370
 12/24/2004         10,784          11,016               11,370
 12/25/2004         10,784          11,016               11,370
 12/26/2004         10,784          11,016               11,370
 12/27/2004         10,712          10,946               11,279
 12/28/2004         10,856          11,095               11,445
 12/29/2004         10,864          11,101               11,455
 12/30/2004         10,872          11,109               11,473
 12/31/2004         10,852          11,091               11,442
   1/1/2005         10,852          11,091               11,442
   1/2/2005         10,852          11,091               11,442
   1/3/2005         10,660          10,895               11,269
   1/4/2005         10,496          10,726               11,065
   1/5/2005         10,392          10,621               10,968
   1/6/2005         10,440          10,680               11,049
   1/7/2005         10,396          10,634               10,987
   1/8/2005         10,396          10,634               10,987
   1/9/2005         10,396          10,634               10,987
  1/10/2005         10,460          10,703               11,079
  1/11/2005         10,400          10,639               11,020
  1/12/2005         10,424          10,668               11,047
  1/13/2005         10,384          10,623               11,009
  1/14/2005         10,464          10,710               11,077
  1/15/2005         10,464          10,710               11,077
  1/16/2005         10,464          10,710               11,077
  1/17/2005         10,464          10,710               11,077
  1/18/2005         10,560          10,808               11,172
  1/19/2005         10,460          10,705               11,059
  1/20/2005         10,420          10,667               10,971
  1/21/2005         10,356          10,602               10,878
  1/22/2005         10,356          10,602               10,878
  1/23/2005         10,356          10,602               10,878
  1/24/2005         10,284          10,528               10,792
  1/25/2005         10,320          10,564               10,840
  1/26/2005         10,428          10,679               10,965
  1/27/2005         10,480          10,734               11,013
  1/28/2005         10,412          10,665               10,949
  1/29/2005         10,412          10,665               10,949
  1/30/2005         10,412          10,665               10,949
  1/31/2005         10,576          10,832               11,132
   2/1/2005         10,656          10,916               11,218
   2/2/2005         10,708          10,972               11,272
   2/3/2005         10,700          10,963               11,258
   2/4/2005         10,836          11,103               11,427
   2/5/2005         10,836          11,103               11,427
   2/6/2005         10,836          11,103               11,427
   2/7/2005         10,812          11,082               11,418
   2/8/2005         10,824          11,094               11,443
   2/9/2005         10,676          10,943               11,271
  2/10/2005         10,720          10,992               11,319
  2/11/2005         10,852          11,127               11,432
  2/12/2005         10,852          11,127               11,432
  2/13/2005         10,852          11,127               11,432
  2/14/2005         10,844          11,117               11,411
  2/15/2005         10,872          11,150               11,415
  2/16/2005         10,916          11,194               11,448
  2/17/2005         10,836          11,113               11,399
  2/18/2005         10,828          11,108               11,384
  2/19/2005         10,828          11,108               11,384
  2/20/2005         10,828          11,108               11,384
  2/21/2005         10,828          11,108               11,384
  2/22/2005         10,664          10,938               11,197
  2/23/2005         10,736          11,011               11,297
  2/24/2005         10,868          11,149               11,470
  2/25/2005         10,976          11,262               11,624
  2/26/2005         10,976          11,262               11,624
  2/27/2005         10,976          11,262               11,624
  2/28/2005         10,932          11,221               11,549
   3/1/2005         11,008          11,296               11,650
   3/2/2005         11,020          11,309               11,667
   3/3/2005         11,004          11,295               11,626
   3/4/2005         11,096          11,394               11,764
   3/5/2005         11,096          11,394               11,764
   3/6/2005         11,096          11,394               11,764
   3/7/2005         11,144          11,443               11,803
   3/8/2005         11,076          11,374               11,679
   3/9/2005         10,972          11,267               11,536
  3/10/2005         10,936          11,229               11,479
  3/11/2005         10,948          11,244               11,479
  3/12/2005         10,948          11,244               11,479
  3/13/2005         10,948          11,244               11,479
  3/14/2005         11,004          11,301               11,541
  3/15/2005         10,968          11,266               11,513
  3/16/2005         10,860          11,154               11,436
  3/17/2005         10,892          11,186               11,427
  3/18/2005         10,852          11,151               11,402
  3/19/2005         10,852          11,151               11,402
  3/20/2005         10,852          11,151               11,402
  3/21/2005         10,832          11,131               11,401
  3/22/2005         10,792          11,087               11,379
  3/23/2005         10,724          11,017               11,332
  3/24/2005         10,732          11,029               11,347
  3/25/2005         10,732          11,029               11,347
  3/26/2005         10,732          11,029               11,347
  3/27/2005         10,732          11,029               11,347
  3/28/2005         10,728          11,028               11,368
  3/29/2005         10,608          10,902               11,250
  3/30/2005         10,748          11,049               11,398
  3/31/2005         10,776          11,081               11,437
   4/1/2005         10,736          11,037               11,401
   4/2/2005         10,736          11,037               11,401
   4/3/2005         10,736          11,037               11,401
   4/4/2005         10,744          11,047               11,436
   4/5/2005         10,780          11,084               11,498
   4/6/2005         10,816          11,122               11,515
   4/7/2005         10,856          11,166               11,551
   4/8/2005         10,740          11,045               11,420
   4/9/2005         10,740          11,045               11,420
  4/10/2005         10,740          11,045               11,420
  4/11/2005         10,704          11,008               11,380
  4/12/2005         10,720          11,027               11,415
  4/13/2005         10,572          10,873               11,252
  4/14/2005         10,412          10,710               11,086
  4/15/2005         10,236          10,530               10,866
  4/16/2005         10,236          10,530               10,866
  4/17/2005         10,236          10,530               10,866
  4/18/2005         10,320          10,616               10,974
  4/19/2005         10,452          10,753               11,105
  4/20/2005         10,296          10,592               10,923
  4/21/2005         10,496          10,804               11,136
  4/22/2005         10,388          10,694               11,016
  4/23/2005         10,388          10,694               11,016
  4/24/2005         10,388          10,694               11,016
  4/25/2005         10,528          10,838               11,162
  4/26/2005         10,428          10,738               11,035
  4/27/2005         10,416          10,726               11,029
  4/28/2005         10,280          10,586               10,833
  4/29/2005         10,324          10,635               10,872
  4/30/2005         10,324          10,635               10,872
   5/1/2005         10,324          10,635               10,872
   5/2/2005         10,400          10,712               10,958
   5/3/2005         10,372          10,684               10,905
   5/4/2005         10,504          10,820               11,026
   5/5/2005         10,544          10,863               11,067
   5/6/2005         10,572          10,894               11,059
   5/7/2005         10,572          10,894               11,059
   5/8/2005         10,572          10,894               11,059
   5/9/2005         10,628          10,955               11,137
  5/10/2005         10,556          10,878               11,063
  5/11/2005         10,596          10,922               11,089
  5/12/2005         10,456          10,779               10,943
  5/13/2005         10,400          10,723               10,896
  5/14/2005         10,400          10,723               10,896
  5/15/2005         10,400          10,723               10,896
  5/16/2005         10,512          10,837               11,031
  5/17/2005         10,608          10,940               11,135
  5/18/2005         10,784          11,123               11,350
  5/19/2005         10,844          11,186               11,422
  5/20/2005         10,832          11,176               11,406
  5/21/2005         10,832          11,176               11,406
  5/22/2005         10,832          11,176               11,406
  5/23/2005         10,912          11,261               11,508
  5/24/2005         10,908          11,255               11,506
  5/25/2005         10,816          11,161               11,404
  5/26/2005         10,904          11,254               11,567
  5/27/2005         10,944          11,296               11,615
  5/28/2005         10,944          11,296               11,615
  5/29/2005         10,944          11,296               11,615
  5/30/2005         10,944          11,296               11,615
  5/31/2005         10,928          11,283               11,627
   6/1/2005         11,012          11,371               11,710
   6/2/2005         11,072          11,430               11,806
   6/3/2005         11,000          11,360               11,713
   6/4/2005         11,000          11,360               11,713
   6/5/2005         11,000          11,360               11,713
   6/6/2005         11,040          11,401               11,783
   6/7/2005         11,056          11,420               11,850
   6/8/2005         11,000          11,359               11,764
   6/9/2005         11,080          11,443               11,884
  6/10/2005         11,064          11,430               11,849
  6/11/2005         11,064          11,430               11,849
  6/12/2005         11,064          11,430               11,849
  6/13/2005         11,116          11,484               11,900
  6/14/2005         11,148          11,516               11,946
  6/15/2005         11,172          11,543               11,968
  6/16/2005         11,272          11,647               12,073
  6/17/2005         11,280          11,658               12,081
  6/18/2005         11,280          11,658               12,081
  6/19/2005         11,280          11,658               12,081
  6/20/2005         11,240          11,616               12,019
  6/21/2005         11,212          11,588               11,974
  6/22/2005         11,208          11,584               11,975
  6/23/2005         11,092          11,465               11,809
  6/24/2005         10,984          11,354               11,668
  6/25/2005         10,984          11,354               11,668
  6/26/2005         10,984          11,354               11,668
  6/27/2005         11,004          11,376               11,731
  6/28/2005         11,144          11,525               11,904
  6/29/2005         11,172          11,553               11,928
  6/30/2005         11,108          11,487               11,868
   7/1/2005         11,168          11,552               11,936
   7/2/2005         11,168          11,552               11,936
   7/3/2005         11,168          11,552               11,936
   7/4/2005         11,168          11,552               11,936
   7/5/2005         11,284          11,672               12,052
   7/6/2005         11,208          11,593               11,958
   7/7/2005         11,244          11,632               12,010
   7/8/2005         11,384          11,775               12,130
   7/9/2005         11,384          11,775               12,130
  7/10/2005         11,384          11,775               12,130
  7/11/2005         11,468          11,866               12,256
  7/12/2005         11,488          11,884               12,283
  7/13/2005         11,444          11,841               12,245
  7/14/2005         11,416          11,988               12,200
  7/15/2005         11,448          11,847               12,258
  7/16/2005         11,448          11,847               12,258
  7/17/2005         11,448          11,847               12,258
  7/18/2005         11,420          11,821               12,240
  7/19/2005         11,544          11,948               12,362
  7/20/2005         11,604          12,013               12,410
  7/21/2005         11,468          11,871               12,243
  7/22/2005         11,544          11,953               12,336
  7/23/2005         11,544          11,953               12,336
  7/24/2005         11,544          11,953               12,336
  7/25/2005         11,484          11,890               12,259
  7/26/2005         11,492          11,905               12,283
  7/27/2005         11,528          11,940               12,343
  7/28/2005         11,644          12,064               12,420
  7/29/2005         11,628          12,049               12,367
  7/30/2005         11,628          12,049               12,367
  7/31/2005         11,628          12,049               12,367
   8/1/2005         11,652          12,073               12,415
   8/2/2005         11,716          12,139               12,466
   8/3/2005         11,692          12,117               12,414
   8/4/2005         11,592          12,011               12,290
   8/5/2005         11,464          11,881               12,153
   8/6/2005         11,464          11,881               12,153
   8/7/2005         11,464          11,881               12,153
   8/8/2005         11,396          11,812               12,063
   8/9/2005         11,448          11,865               12,104
  8/10/2005         11,472          11,890               12,115
  8/11/2005         11,552          11,976               12,199
  8/12/2005         11,524          11,948               12,151
  8/13/2005         11,524          11,948               12,151
  8/14/2005         11,524          11,948               12,151
  8/15/2005         11,536          11,961               12,159
  8/16/2005         11,380          11,798               11,965
  8/17/2005         11,384          11,804               11,957
  8/18/2005         11,364          11,784               11,935
  8/19/2005         11,376          11,798               11,916
  8/20/2005         11,376          11,798               11,916
  8/21/2005         11,376          11,798               11,916
  8/22/2005         11,400          11,821               11,903
  8/23/2005         11,376          11,799               11,881
  8/24/2005         11,356          11,784               11,901
  8/25/2005         11,380          11,806               11,931
  8/26/2005         11,256          11,681               11,787
  8/27/2005         11,256          11,681               11,787
  8/28/2005         11,256          11,681               11,787
  8/29/2005         11,348          11,776               11,875
  8/30/2005         11,280          11,711               11,801
  8/31/2005         11,472          11,917               12,003
   9/1/2005         11,436          11,879               11,935
   9/2/2005         11,372          11,815               11,870
   9/3/2005         11,372          11,815               11,870
   9/4/2005         11,372          11,815               11,870
   9/5/2005         11,372          11,815               11,870
   9/6/2005         11,516          11,966               12,014
   9/7/2005         11,580          12,033               12,092
   9/8/2005         11,524          11,975               12,014
   9/9/2005         11,608          12,066               12,134
  9/10/2005         11,608          12,066               12,134
  9/11/2005         11,608          12,066               12,134
  9/12/2005         11,628          12,085               12,161
  9/13/2005         11,532          11,988               12,074
  9/14/2005         11,476          11,927               12,027
  9/15/2005         11,456          11,906               12,027
  9/16/2005         11,500          11,956               12,040
  9/17/2005         11,500          11,956               12,040
  9/18/2005         11,500          11,956               12,040
  9/19/2005         11,432          11,884               11,933
  9/20/2005         11,316          11,765               11,792
  9/21/2005         11,168          11,610               11,647
  9/22/2005         11,216          11,664               11,739
  9/23/2005         11,260          11,709               11,776
  9/24/2005         11,260          11,709               11,776
  9/25/2005         11,260          11,709               11,776
  9/26/2005         11,320          11,771               11,867
  9/27/2005         11,312          11,767               11,861
  9/28/2005         11,300          11,747               11,848
  9/29/2005         11,420          11,879               11,962
  9/30/2005         11,524          11,989               12,050
  10/1/2005         11,524          11,989               12,050
  10/2/2005         11,524          11,989               12,050
  10/3/2005         11,584          12,054               12,115
  10/4/2005         11,464          11,930               11,838
  10/5/2005         11,212          11,667               11,591
  10/6/2005         11,116          11,568               11,536
  10/7/2005         11,168          11,621               11,547
  10/8/2005         11,168          11,621               11,547
  10/9/2005         11,168          11,621               11,547
 10/10/2005         11,108          11,558               11,466
 10/11/2005         11,052          11,502               11,406
 10/12/2005         10,916          11,360               11,265
 10/13/2005         10,888          11,330               11,254
 10/14/2005         11,032          11,484               11,374
 10/15/2005         11,032          11,484               11,374
 10/16/2005         11,032          11,484               11,374
 10/17/2005         11,088          11,545               11,418
 10/18/2005         10,956          11,408               11,303
 10/19/2005         11,140          11,597               11,499
 10/20/2005         11,012          11,466               11,349
 10/21/2005         11,108          11,566               11,451
 10/22/2005         11,108          11,566               11,451
 10/23/2005         11,108          11,566               11,451
 10/24/2005         11,296          11,767               11,642
 10/25/2005         11,260          11,726               11,603
 10/26/2005         11,212          11,679               11,569
 10/27/2005         10,980          11,436               11,373
 10/28/2005         11,164          11,631               11,571
 10/29/2005         11,164          11,631               11,571
 10/30/2005         11,164          11,631               11,571
 10/31/2005         11,344          11,820               11,769
  11/1/2005         11,368          11,844               11,805
  11/2/2005         11,568          12,056               12,022
  11/3/2005         11,636          12,127               12,100
  11/4/2005         11,616          12,108               12,090
  11/5/2005         11,616          12,108               12,090
  11/6/2005         11,616          12,108               12,090
  11/7/2005         11,652          12,145               12,302
  11/8/2005         11,572          12,062               12,201
  11/9/2005         11,612          12,107               12,239
 11/10/2005         11,676          12,173               12,337
 11/11/2005         11,696          12,195               12,375
 11/12/2005         11,696          12,195               12,375
 11/13/2005         11,696          12,195               12,375
 11/14/2005         11,692          12,194               12,359
 11/15/2005         11,628          12,126               12,233
 11/16/2005         11,644          12,144               12,292
 11/17/2005         11,836          12,347               12,517
 11/18/2005         11,864          12,377               12,512
 11/19/2005         11,864          12,377               12,512
 11/20/2005         11,864          12,377               12,512
 11/21/2005         11,992          12,512               12,623
 11/22/2005         12,076          12,601               12,739
 11/23/2005         12,096          12,621               12,762
 11/24/2005         12,096          12,621               12,762
 11/25/2005         12,128          12,656               12,801
 11/26/2005         12,128          12,656               12,801
 11/27/2005         12,128          12,656               12,801
 11/28/2005         11,916          12,437               12,596
 11/29/2005         11,948          12,470               12,613
 11/30/2005         11,960          12,482               12,600
  12/1/2005         12,140          12,671               12,756
  12/2/2005         12,140          12,676               12,783
  12/3/2005         12,140          12,676               12,783
  12/4/2005         12,140          12,676               12,783
  12/5/2005         12,088          12,619               12,722
  12/6/2005         12,080          12,612               12,717
  12/7/2005         12,032          12,564               12,673
  12/8/2005         12,060          12,595               12,708
  12/9/2005         12,108          12,648               12,781
 12/10/2005         12,108          12,648               12,781
 12/11/2005         12,108          12,648               12,781
 12/12/2005         12,116          12,658               12,775
 12/13/2005         12,140          12,683               12,773
 12/14/2005         12,204          12,751               12,870
 12/15/2005         12,124          12,671               12,780
 12/16/2005         12,064          12,608               12,788
 12/17/2005         12,064          12,608               12,788
 12/18/2005         12,064          12,608               12,788
 12/19/2005         11,912          12,471               12,634
 12/20/2005         11,948          12,511               12,676
 12/21/2005         12,052          12,617               12,787
 12/22/2005         12,160          12,710               12,899
 12/23/2005         12,224          12,757               12,969
 12/24/2005         12,224          12,757               12,969
 12/25/2005         12,224          12,757               12,969
 12/26/2005         12,224          12,757               12,969
 12/27/2005         12,108          12,589               12,846
 12/28/2005         12,192          12,683               12,938
 12/29/2005         12,168          12,651               12,912
 12/30/2005         12,096          12,579               12,839
 12/31/2005         12,096          12,579               12,839

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                     ONE              INCEPTION
                                                     YEAR             (05/03/04)
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND                                  11.46%               12.12%
S&P MIDCAP 400/BARRA GROWTH INDEX                    13.42%               14.79%
S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX           12.21%               16.21%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/BARRA GROWTH INDEX AND THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                               S&P MIDCAP
                                          MID-CAP             400/CITIGROUP
                                         GROWTH FUND         PURE GROWTH INDEX
                                       ---------------      ------------------
OTHER                                       0.8%                   0.8%
CONSUMER DISCRETIONARY                     28.9%                  28.9%
INFORMATION TECHNOLOGY                     19.8%                  20.3%
HEALTH CARE                                19.1%                  19.1%
INDUSTRIALS                                14.1%                  13.8%
ENERGY                                      8.8%                   9.1%
FINANCIALS                                  8.1%                   8.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Chico's FAS, Inc.                                2.4%
Par Pharmaceutical Cos., Inc.                    2.2%
Aeropostale, Inc.                                2.1%
Cognizant Technology Solutions
   Corp. -- Class A                              1.9%
JetBlue Airways Corp.                            1.9%
Corporate Executive Board Co.                    1.9%
Airtran Holdings, Inc.                           1.9%
Western Digital Corp.                            1.8%
Sepracor, Inc.                                   1.8%
Cytyc Corp.                                      1.7%
-----------------------------------------------------
Top Ten Total                                   19.6%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 27

--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

INCEPTION: May 3, 2004

For 2005, the S&P 500/Barra Growth Index barely managed to gain ground. In the large-cap arena, unlike with mid and small-cap companies, growth stocks underperformed value, and the index only managed a gain of 3.46%. Rydex Large-Cap Growth Fund gained 1.77% over the same period.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     LARGE-CAP         S&P 500/BARRA         S&P 500/CITIGROUP
        DATE        GROWTH FUND         GROWTH INDEX         PURE GROWTH INDEX
      ---------     -----------        -------------         -----------------
       5/3/2004        10,000             10,000                  10,000
       5/4/2004        10,004             10,011                   9,977
       5/5/2004        10,024             10,030                  10,052
       5/6/2004         9,984              9,992                   9,951
       5/7/2004         9,908              9,914                   9,808
       5/8/2004         9,908              9,914                   9,808
       5/9/2004         9,908              9,914                   9,808
      5/10/2004         9,852              9,857                   9,675
      5/11/2004         9,916              9,923                   9,793
      5/12/2004         9,896              9,904                   9,783
      5/13/2004         9,880              9,887                   9,813
      5/14/2004         9,848              9,855                   9,815
      5/15/2004         9,848              9,855                   9,815
      5/16/2004         9,848              9,855                   9,815
      5/17/2004         9,760              9,770                   9,702
      5/18/2004         9,820              9,829                   9,785
      5/19/2004         9,784              9,792                   9,753
      5/20/2004         9,788              9,793                   9,742
      5/21/2004         9,816              9,826                   9,812
      5/22/2004         9,816              9,826                   9,812
      5/23/2004         9,816              9,826                   9,812
      5/24/2004         9,800              9,811                   9,848
      5/25/2004         9,956              9,966                  10,047
      5/26/2004         9,980              9,992                  10,046
      5/27/2004        10,064             10,077                  10,118
      5/28/2004        10,048             10,063                  10,129
      5/29/2004        10,048             10,063                  10,129
      5/30/2004        10,048             10,063                  10,129
      5/31/2004        10,048             10,063                  10,129
       6/1/2004        10,056             10,070                  10,150
       6/2/2004        10,084             10,099                  10,166
       6/3/2004        10,016             10,032                  10,076
       6/4/2004        10,068             10,085                  10,132
       6/5/2004        10,068             10,085                  10,132
       6/6/2004        10,068             10,085                  10,132
       6/7/2004        10,228             10,246                  10,321
       6/8/2004        10,260             10,279                  10,328
       6/9/2004        10,164             10,180                  10,183
      6/10/2004        10,192             10,213                  10,200
      6/11/2004        10,192             10,213                  10,200
      6/12/2004        10,192             10,213                  10,200
      6/13/2004        10,192             10,213                  10,200
      6/14/2004        10,116             10,137                  10,091
      6/15/2004        10,180             10,200                  10,147
      6/16/2004        10,180             10,201                  10,165
      6/17/2004        10,148             10,167                  10,120
      6/18/2004        10,164             10,185                  10,114
      6/19/2004        10,164             10,185                  10,114
      6/20/2004        10,164             10,185                  10,114
      6/21/2004        10,116             10,143                  10,061
      6/22/2004        10,160             10,183                  10,107
      6/23/2004        10,240             10,269                  10,194
      6/24/2004        10,200             10,231                  10,175
      6/25/2004        10,124             10,151                  10,212
      6/26/2004        10,124             10,151                  10,212
      6/27/2004        10,124             10,151                  10,212
      6/28/2004        10,128             10,160                  10,146
      6/29/2004        10,168             10,201                  10,150
      6/30/2004        10,200             10,235                  10,216
       7/1/2004        10,080             10,114                  10,090
       7/2/2004        10,032             10,065                  10,056
       7/3/2004        10,032             10,065                  10,056
       7/4/2004        10,032             10,065                  10,056
       7/5/2004        10,032             10,065                  10,056
       7/6/2004         9,944              9,981                   9,952
       7/7/2004         9,960              9,998                   9,982
       7/8/2004         9,884              9,919                   9,856
       7/9/2004         9,920              9,958                   9,863
      7/10/2004         9,920              9,958                   9,863
      7/11/2004         9,920              9,958                   9,863
      7/12/2004         9,920              9,959                   9,865
      7/13/2004         9,928              9,970                   9,880
      7/14/2004         9,880              9,924                   9,869
      7/15/2004         9,836              9,881                   9,870
      7/16/2004         9,764              9,811                   9,770
      7/17/2004         9,764              9,811                   9,770
      7/18/2004         9,764              9,811                   9,770
      7/19/2004         9,740              9,789                   9,740
      7/20/2004         9,820              9,867                   9,829
      7/21/2004         9,680              9,729                   9,682
      7/22/2004         9,720              9,768                   9,689
      7/23/2004         9,576              9,624                   9,586
      7/24/2004         9,576              9,624                   9,586
      7/25/2004         9,576              9,624                   9,586
      7/26/2004         9,548              9,598                   9,542
      7/27/2004         9,644              9,697                   9,617
      7/28/2004         9,644              9,696                   9,574
      7/29/2004         9,676              9,729                   9,644
      7/30/2004         9,696              9,752                   9,681
      7/31/2004         9,696              9,752                   9,681
       8/1/2004         9,696              9,752                   9,681
       8/2/2004         9,740              9,797                   9,686
       8/3/2004         9,652              9,706                   9,602
       8/4/2004         9,664              9,718                   9,542
       8/5/2004         9,484              9,544                   9,366
       8/6/2004         9,324              9,386                   9,184
       8/7/2004         9,324              9,386                   9,184
       8/8/2004         9,324              9,386                   9,184
       8/9/2004         9,332              9,393                   9,209
      8/10/2004         9,456              9,522                   9,366
      8/11/2004         9,432              9,496                   9,347
      8/12/2004         9,332              9,395                   9,244
      8/13/2004         9,352              9,419                   9,267
      8/14/2004         9,352              9,419                   9,267
      8/15/2004         9,352              9,419                   9,267
      8/16/2004         9,460              9,527                   9,403
      8/17/2004         9,484              9,554                   9,423
      8/18/2004         9,612              9,684                   9,550
      8/19/2004         9,572              9,641                   9,519
      8/20/2004         9,616              9,688                   9,592
      8/21/2004         9,616              9,688                   9,592
      8/22/2004         9,616              9,688                   9,592
      8/23/2004         9,616              9,679                   9,567
      8/24/2004         9,620              9,682                   9,561
      8/25/2004         9,696              9,763                   9,625
      8/26/2004         9,688              9,754                   9,629
      8/27/2004         9,716              9,783                   9,657
      8/28/2004         9,716              9,783                   9,657
      8/29/2004         9,716              9,783                   9,657
      8/30/2004         9,628              9,694                   9,558
      8/31/2004         9,656              9,723                   9,602
       9/1/2004         9,684              9,753                   9,661
       9/2/2004         9,796              9,866                   9,797
       9/3/2004         9,732              9,803                   9,779
       9/4/2004         9,732              9,803                   9,779
       9/5/2004         9,732              9,803                   9,779
       9/6/2004         9,732              9,803                   9,779
       9/7/2004         9,776              9,860                   9,856
       9/8/2004         9,752              9,835                   9,818
       9/9/2004         9,764              9,852                   9,824
      9/10/2004         9,820              9,914                   9,895
      9/11/2004         9,820              9,914                   9,895
      9/12/2004         9,820              9,914                   9,895
      9/13/2004         9,840              9,938                   9,945
      9/14/2004         9,868              9,967                   9,993
      9/15/2004         9,792              9,889                   9,924
      9/16/2004         9,784              9,882                   9,963
      9/17/2004         9,832              9,933                  10,020
      9/18/2004         9,832              9,933                  10,020
      9/19/2004         9,832              9,933                  10,020
      9/20/2004         9,772              9,874                   9,976
      9/21/2004         9,804              9,909                  10,063
      9/22/2004         9,656              9,754                   9,924
      9/23/2004         9,628              9,727                   9,896
      9/24/2004         9,628              9,713                   9,931
      9/25/2004         9,628              9,713                   9,931
      9/26/2004         9,628              9,713                   9,931
      9/27/2004         9,572              9,655                   9,869
      9/28/2004         9,632              9,716                   9,910
      9/29/2004         9,700              9,786                   9,975
      9/30/2004         9,660              9,746                   9,994
      10/1/2004         9,804              9,898                  10,134
      10/2/2004         9,804              9,898                  10,134
      10/3/2004         9,804              9,898                  10,134
      10/4/2004         9,836              9,929                  10,156
      10/5/2004         9,832              9,926                  10,138
      10/6/2004         9,884              9,980                  10,196
      10/7/2004         9,756              9,849                  10,092
      10/8/2004         9,652              9,745                   9,988
      10/9/2004         9,652              9,745                   9,988
     10/10/2004         9,652              9,745                   9,988
     10/11/2004         9,680              9,777                  10,000
     10/12/2004         9,660              9,753                   9,976
     10/13/2004         9,612              9,708                   9,912
     10/14/2004         9,544              9,639                   9,849
     10/15/2004         9,580              9,678                   9,884
     10/16/2004         9,580              9,678                   9,884
     10/17/2004         9,580              9,678                   9,884
     10/18/2004         9,664              9,760                   9,963
     10/19/2004         9,596              9,691                   9,840
     10/20/2004         9,612              9,709                   9,829
     10/21/2004         9,644              9,741                   9,884
     10/22/2004         9,520              9,616                   9,821
     10/23/2004         9,520              9,616                   9,821
     10/24/2004         9,520              9,616                   9,821
     10/25/2004         9,484              9,582                   9,810
     10/26/2004         9,604              9,703                   9,975
     10/27/2004         9,772              9,876                  10,142
     10/28/2004         9,788              9,892                  10,118
     10/29/2004         9,792              9,897                  10,148
     10/30/2004         9,792              9,897                  10,148
     10/31/2004         9,792              9,897                  10,148
      11/1/2004         9,780              9,883                  10,135
      11/2/2004         9,788              9,893                  10,156
      11/3/2004         9,908             10,014                  10,281
      11/4/2004        10,048             10,156                  10,428
      11/5/2004        10,100             10,211                  10,515
      11/6/2004        10,100             10,211                  10,515
      11/7/2004        10,100             10,211                  10,515
      11/8/2004        10,100             10,213                  10,494
      11/9/2004        10,100             10,214                  10,487
     11/10/2004        10,072             10,183                  10,509
     11/11/2004        10,164             10,280                  10,611
     11/12/2004        10,248             10,367                  10,701
     11/13/2004        10,248             10,367                  10,701
     11/14/2004        10,248             10,367                  10,701
     11/15/2004        10,272             10,392                  10,715
     11/16/2004        10,200             10,318                  10,623
     11/17/2004        10,260             10,377                  10,690
     11/18/2004        10,276             10,396                  10,709
     11/19/2004        10,140             10,260                  10,587
     11/20/2004        10,140             10,260                  10,587
     11/21/2004        10,140             10,260                  10,587
     11/22/2004        10,172             10,294                  10,653
     11/23/2004        10,136             10,259                  10,659
     11/24/2004        10,172             10,296                  10,737
     11/25/2004        10,172             10,296                  10,737
     11/26/2004        10,168             10,294                  10,758
     11/27/2004        10,168             10,294                  10,758
     11/28/2004        10,168             10,294                  10,758
     11/29/2004        10,140             10,263                  10,718
     11/30/2004        10,084             10,210                  10,703
      12/1/2004        10,264             10,392                  10,858
      12/2/2004        10,296             10,428                  10,855
      12/3/2004        10,308             10,442                  10,864
      12/4/2004        10,308             10,442                  10,864
      12/5/2004        10,308             10,442                  10,864
      12/6/2004        10,284             10,417                  10,879
      12/7/2004        10,172             10,305                  10,756
      12/8/2004        10,240             10,374                  10,837
      12/9/2004        10,296             10,432                  10,935
     12/10/2004        10,280             10,415                  10,945
     12/11/2004        10,280             10,415                  10,945
     12/12/2004        10,280             10,415                  10,945
     12/13/2004        10,360             10,498                  11,014
     12/14/2004        10,408             10,548                  11,070
     12/15/2004        10,416             10,558                  11,082
     12/16/2004        10,416             10,555                  11,004
     12/17/2004        10,304             10,444                  10,937
     12/18/2004        10,304             10,444                  10,937
     12/19/2004        10,304             10,444                  10,937
     12/20/2004        10,320             10,460                  10,924
     12/21/2004        10,404             10,543                  10,996
     12/22/2004        10,432             10,573                  11,022
     12/23/2004        10,440             10,583                  10,998
     12/24/2004        10,440             10,583                  10,998
     12/25/2004        10,440             10,583                  10,998
     12/26/2004        10,440             10,583                  10,998
     12/27/2004        10,384             10,527                  10,936
     12/28/2004        10,456             10,601                  11,062
     12/29/2004        10,448             10,594                  11,095
     12/30/2004        10,447             10,595                  11,109
     12/31/2004        10,426             10,575                  11,110
       1/1/2005        10,426             10,575                  11,110
       1/2/2005        10,426             10,575                  11,110
       1/3/2005        10,358             10,503                  10,975
       1/4/2005        10,236             10,382                  10,822
       1/5/2005        10,196             10,341                  10,776
       1/6/2005        10,224             10,371                  10,780
       1/7/2005        10,224             10,373                  10,757
       1/8/2005        10,224             10,373                  10,757
       1/9/2005        10,224             10,373                  10,757
      1/10/2005        10,268             10,420                  10,814
      1/11/2005        10,212             10,362                  10,793
      1/12/2005        10,268             10,419                  10,850
      1/13/2005        10,159             10,311                  10,784
      1/14/2005        10,228             10,382                  10,872
      1/15/2005        10,228             10,382                  10,872
      1/16/2005        10,228             10,382                  10,872
      1/17/2005        10,228             10,382                  10,872
      1/18/2005        10,309             10,465                  10,977
      1/19/2005        10,216             10,374                  10,880
      1/20/2005        10,131             10,286                  10,751
      1/21/2005        10,062             10,216                  10,677
      1/22/2005        10,062             10,216                  10,677
      1/23/2005        10,062             10,216                  10,677
      1/24/2005        10,009             10,164                  10,622
      1/25/2005        10,074             10,230                  10,650
      1/26/2005        10,111             10,266                  10,716
      1/27/2005        10,119             10,278                  10,756
      1/28/2005        10,090             10,249                  10,714
      1/29/2005        10,090             10,249                  10,714
      1/30/2005        10,090             10,249                  10,714
      1/31/2005        10,155             10,317                  10,815
       2/1/2005        10,224             10,389                  10,935
       2/2/2005        10,268             10,436                  10,962
       2/3/2005        10,240             10,405                  10,929
       2/4/2005        10,341             10,511                  11,025
       2/5/2005        10,341             10,511                  11,025
       2/6/2005        10,341             10,511                  11,025
       2/7/2005        10,321             10,492                  11,003
       2/8/2005        10,333             10,504                  10,979
       2/9/2005        10,228             10,397                  10,848
      2/10/2005        10,268             10,439                  10,888
      2/11/2005        10,333             10,509                  10,985
      2/12/2005        10,333             10,509                  10,985
      2/13/2005        10,333             10,509                  10,985
      2/14/2005        10,353             10,529                  10,984
      2/15/2005        10,394             10,571                  11,037
      2/16/2005        10,402             10,581                  11,058
      2/17/2005        10,325             10,504                  10,941
      2/18/2005        10,345             10,527                  10,961
      2/19/2005        10,345             10,527                  10,961
      2/20/2005        10,345             10,527                  10,961
      2/21/2005        10,345             10,527                  10,961
      2/22/2005        10,192             10,370                  10,819
      2/23/2005        10,240             10,422                  10,853
      2/24/2005        10,341             10,526                  10,957
      2/25/2005        10,422             10,614                  11,085
      2/26/2005        10,422             10,614                  11,085
      2/27/2005        10,422             10,614                  11,085
      2/28/2005        10,374             10,565                  11,055
       3/1/2005        10,422             10,613                  11,088
       3/2/2005        10,430             10,622                  11,109
       3/3/2005        10,434             10,626                  11,145
       3/4/2005        10,515             10,713                  11,261
       3/5/2005        10,515             10,713                  11,261
       3/6/2005        10,515             10,713                  11,261
       3/7/2005        10,536             10,735                  11,291
       3/8/2005        10,487             10,685                  11,207
       3/9/2005        10,394             10,589                  11,089
      3/10/2005        10,418             10,616                  11,070
      3/11/2005        10,333             10,531                  10,987
      3/12/2005        10,333             10,531                  10,987
      3/13/2005        10,333             10,531                  10,987
      3/14/2005        10,370             10,571                  11,024
      3/15/2005        10,293             10,491                  10,935
      3/16/2005        10,208             10,404                  10,838
      3/17/2005        10,228             10,424                  10,851
      3/18/2005        10,232             10,430                  10,856
      3/19/2005        10,232             10,430                  10,856
      3/20/2005        10,232             10,430                  10,856
      3/21/2005        10,192             10,391                  10,834
      3/22/2005        10,119             10,314                  10,758
      3/23/2005        10,135             10,332                  10,752
      3/24/2005        10,119             10,318                  10,771
      3/25/2005        10,119             10,318                  10,771
      3/26/2005        10,119             10,318                  10,771
      3/27/2005        10,119             10,318                  10,771
      3/28/2005        10,147             10,348                  10,780
      3/29/2005        10,070             10,421                  10,695
      3/30/2005        10,208             10,412                  10,829
      3/31/2005        10,175             10,379                  10,828
       4/1/2005        10,102             10,306                  10,785
       4/2/2005        10,102             10,306                  10,785
       4/3/2005        10,102             10,306                  10,785
       4/4/2005        10,139             10,343                  10,834
       4/5/2005        10,196             10,405                  10,871
       4/6/2005        10,200             10,411                  10,876
       4/7/2005        10,272             10,486                  10,928
       4/8/2005        10,192             10,403                  10,806
       4/9/2005        10,192             10,403                  10,806
      4/10/2005        10,192             10,403                  10,806
      4/11/2005        10,183             10,398                  10,800
      4/12/2005        10,232             10,449                  10,866
      4/13/2005        10,127             10,341                  10,697
      4/14/2005        10,042             10,254                  10,588
      4/15/2005         9,888             10,098                  10,385
      4/16/2005         9,888             10,098                  10,385
      4/17/2005         9,888             10,098                  10,385
      4/18/2005         9,896             10,110                  10,413
      4/19/2005         9,945             10,157                  10,498
      4/20/2005         9,819             10,030                  10,342
      4/21/2005        10,042             10,260                  10,532
      4/22/2005         9,961             10,176                  10,428
      4/23/2005         9,961             10,176                  10,428
      4/24/2005         9,961             10,176                  10,428
      4/25/2005        10,038             10,258                  10,547
      4/26/2005         9,953             10,168                  10,455
      4/27/2005         9,981             10,200                  10,510
      4/28/2005         9,859             10,078                  10,384
      4/29/2005         9,973             10,197                  10,477
      4/30/2005         9,973             10,197                  10,477
       5/1/2005         9,973             10,197                  10,477
       5/2/2005        10,021             10,245                  10,535
       5/3/2005        10,021             10,249                  10,515
       5/4/2005        10,119             10,349                  10,643
       5/5/2005        10,102             10,330                  10,620
       5/6/2005        10,098             10,328                  10,616
       5/7/2005        10,098             10,328                  10,616
       5/8/2005        10,098             10,328                  10,616
       5/9/2005        10,147             10,380                  10,683
      5/10/2005        10,050             10,280                  10,564
      5/11/2005        10,106             10,341                  10,620
      5/12/2005        10,021             10,252                  10,501
      5/13/2005         9,997             10,230                  10,475
      5/14/2005         9,997             10,230                  10,475
      5/15/2005         9,997             10,230                  10,475
      5/16/2005        10,090             10,328                  10,623
      5/17/2005        10,147             10,386                  10,710
      5/18/2005        10,244             10,486                  10,843
      5/19/2005        10,293             10,537                  10,903
      5/20/2005        10,268             10,514                  10,891
      5/21/2005        10,268             10,514                  10,891
      5/22/2005        10,268             10,514                  10,891
      5/23/2005        10,313             10,562                  10,953
      5/24/2005        10,317             10,567                  10,962
      5/25/2005        10,281             10,530                  10,913
      5/26/2005        10,341             10,592                  10,996
      5/27/2005        10,345             10,599                  11,041
      5/28/2005        10,345             10,599                  11,041
      5/29/2005        10,345             10,599                  11,041
      5/30/2005        10,345             10,599                  11,041
      5/31/2005        10,272             10,523                  10,988
       6/1/2005        10,374             10,627                  11,101
       6/2/2005        10,394             10,651                  11,132
       6/3/2005        10,301             10,556                  11,079
       6/4/2005        10,301             10,556                  11,079
       6/5/2005        10,301             10,556                  11,079
       6/6/2005        10,313             10,571                  11,128
       6/7/2005        10,317             10,576                  11,120
       6/8/2005        10,285             10,540                  11,085
       6/9/2005        10,337             10,598                  11,190
      6/10/2005        10,289             10,547                  11,126
      6/11/2005        10,289             10,547                  11,126
      6/12/2005        10,289             10,547                  11,126
      6/13/2005        10,309             10,567                  11,198
      6/14/2005        10,321             10,583                  11,276
      6/15/2005        10,341             10,601                  11,296
      6/16/2005        10,366             10,630                  11,351
      6/17/2005        10,402             10,669                  11,404
      6/18/2005        10,402             10,669                  11,404
      6/19/2005        10,402             10,669                  11,404
      6/20/2005        10,394             10,658                  11,406
      6/21/2005        10,362             10,626                  11,361
      6/22/2005        10,349             10,616                  11,347
      6/23/2005        10,228             10,490                  11,264
      6/24/2005        10,135             10,395                  11,176
      6/25/2005        10,135             10,395                  11,176
      6/26/2005        10,135             10,395                  11,176
      6/27/2005        10,135             10,398                  11,194
      6/28/2005        10,248             10,515                  11,301
      6/29/2005        10,212             10,479                  11,272
      6/30/2005        10,127             10,393                  11,268
       7/1/2005        10,155             10,418                  11,297
       7/2/2005        10,155             10,418                  11,297
       7/3/2005        10,155             10,418                  11,297
       7/4/2005        10,155             10,418                  11,297
       7/5/2005        10,248             10,517                  11,439
       7/6/2005        10,159             10,425                  11,351
       7/7/2005        10,183             10,451                  11,418
       7/8/2005        10,321             10,593                  11,521
       7/9/2005        10,321             10,593                  11,521
      7/10/2005        10,321             10,593                  11,521
      7/11/2005        10,394             10,670                  11,593
      7/12/2005        10,426             10,702                  11,625
      7/13/2005        10,430             10,708                  11,603
      7/14/2005        10,471             10,747                  11,583
      7/15/2005        10,475             10,754                  11,609
      7/16/2005        10,475             10,754                  11,609
      7/17/2005        10,475             10,754                  11,609
      7/18/2005        10,430             10,707                  11,554
      7/19/2005        10,519             10,801                  11,633
      7/20/2005        10,572             10,857                  11,683
      7/21/2005        10,515             10,800                  11,579
      7/22/2005        10,556             10,841                  11,684
      7/23/2005        10,556             10,841                  11,684
      7/24/2005        10,556             10,841                  11,684
      7/25/2005        10,515             10,800                  11,624
      7/26/2005        10,532             10,818                  11,663
      7/27/2005        10,584             10,871                  11,706
      7/28/2005        10,641             10,934                  11,780
      7/29/2005        10,552             10,840                  11,684
      7/30/2005        10,552             10,840                  11,684
      7/31/2005        10,552             10,840                  11,684
       8/1/2005        10,564             10,853                  11,714
       8/2/2005        10,645             10,939                  11,773
       8/3/2005        10,649             10,945                  11,762
       8/4/2005        10,552             10,846                  11,683
       8/5/2005        10,495             10,787                  11,576
       8/6/2005        10,495             10,787                  11,576
       8/7/2005        10,495             10,787                  11,576
       8/8/2005        10,467             10,762                  11,560
       8/9/2005        10,540             10,832                  11,624
      8/10/2005        10,503             10,798                  11,612
      8/11/2005        10,584             10,881                  11,704
      8/12/2005        10,511             10,809                  11,671
      8/13/2005        10,511             10,809                  11,671
      8/14/2005        10,511             10,809                  11,671
      8/15/2005        10,540             10,839                  11,699
      8/16/2005        10,406             10,699                  11,551
      8/17/2005        10,418             10,712                  11,556
      8/18/2005        10,418             10,712                  11,537
      8/19/2005        10,410             10,708                  11,534
      8/20/2005        10,410             10,708                  11,534
      8/21/2005        10,410             10,708                  11,534
      8/22/2005        10,426             10,723                  11,528
      8/23/2005        10,394             10,691                  11,508
      8/24/2005        10,329             10,624                  11,488
      8/25/2005        10,349             10,648                  11,517
      8/26/2005        10,293             10,590                  11,433
      8/27/2005        10,293             10,590                  11,433
      8/28/2005        10,293             10,590                  11,433
      8/29/2005        10,366             10,666                  11,500
      8/30/2005        10,321             10,621                  11,472
      8/31/2005        10,418             10,723                  11,624
       9/1/2005        10,410             10,715                  11,629
       9/2/2005        10,378             10,685                  11,564
       9/3/2005        10,378             10,685                  11,564
       9/4/2005        10,378             10,685                  11,564
       9/5/2005        10,378             10,685                  11,564
       9/6/2005        10,528             10,838                  11,710
       9/7/2005        10,552             10,865                  11,751
       9/8/2005        10,520             10,831                  11,699
       9/9/2005        10,593             10,907                  11,799
      9/10/2005        10,593             10,907                  11,799
      9/11/2005        10,593             10,907                  11,799
      9/12/2005        10,589             10,902                  11,811
      9/13/2005        10,507             10,819                  11,709
      9/14/2005        10,451             10,763                  11,667
      9/15/2005        10,455             10,767                  11,676
      9/16/2005        10,520             10,835                  11,727
      9/17/2005        10,520             10,835                  11,727
      9/18/2005        10,520             10,835                  11,727
      9/19/2005        10,467             10,781                  11,655
      9/20/2005        10,394             10,706                  11,541
      9/21/2005        10,317             10,624                  11,448
      9/22/2005        10,365             10,675                  11,529
      9/23/2005        10,365             10,676                  11,539
      9/24/2005        10,365             10,676                  11,539
      9/25/2005        10,365             10,676                  11,539
      9/26/2005        10,357             10,668                  11,543
      9/27/2005        10,369             10,684                  11,563
      9/28/2005        10,373             10,690                  11,563
      9/29/2005        10,451             10,768                  11,640
      9/30/2005        10,467             10,786                  11,661
      10/1/2005        10,467             10,786                  11,661
      10/2/2005        10,467             10,786                  11,661
      10/3/2005        10,430             10,752                  11,661
      10/4/2005        10,345             10,663                  11,535
      10/5/2005        10,203             10,516                  11,321
      10/6/2005        10,170             10,485                  11,242
      10/7/2005        10,203             10,519                  11,297
      10/8/2005        10,203             10,519                  11,297
      10/9/2005        10,203             10,519                  11,297
     10/10/2005        10,150             10,463                  11,223
     10/11/2005        10,138             10,451                  11,204
     10/12/2005        10,097             10,409                  11,116
     10/13/2005        10,109             10,422                  11,104
     10/14/2005        10,187             10,504                  11,227
     10/15/2005        10,187             10,504                  11,227
     10/16/2005        10,187             10,504                  11,227
     10/17/2005        10,207             10,526                  11,281
     10/18/2005        10,114             10,429                  11,154
     10/19/2005        10,272             10,594                  11,306
     10/20/2005        10,142             10,461                  11,128
     10/21/2005        10,130             10,449                  11,175
     10/22/2005        10,130             10,449                  11,175
     10/23/2005        10,130             10,449                  11,175
     10/24/2005        10,272             10,599                  11,334
     10/25/2005        10,239             10,564                  11,268
     10/26/2005        10,183             10,506                  11,190
     10/27/2005        10,065             10,385                  11,058
     10/28/2005        10,215             10,543                  11,268
     10/29/2005        10,215             10,543                  11,268
     10/30/2005        10,215             10,543                  11,268
     10/31/2005        10,284             10,615                  11,394
      11/1/2005        10,223             10,557                  11,380
      11/2/2005        10,317             10,654                  11,517
      11/3/2005        10,394             10,734                  11,550
      11/4/2005        10,402             10,743                  11,549
      11/5/2005        10,402             10,743                  11,549
      11/6/2005        10,402             10,743                  11,549
      11/7/2005        10,422             10,767                  11,567
      11/8/2005        10,394             10,737                  11,485
      11/9/2005        10,402             10,748                  11,491
     11/10/2005        10,495             10,843                  11,630
     11/11/2005        10,520             10,870                  11,647
     11/12/2005        10,520             10,870                  11,647
     11/13/2005        10,520             10,870                  11,647
     11/14/2005        10,503             10,857                  11,622
     11/15/2005        10,491             10,844                  11,599
     11/16/2005        10,528             10,881                  11,634
     11/17/2005        10,601             10,959                  11,782
     11/18/2005        10,649             11,011                  11,803
     11/19/2005        10,649             11,011                  11,803
     11/20/2005        10,649             11,011                  11,803
     11/21/2005        10,710             11,072                  11,900
     11/22/2005        10,751             11,117                  11,974
     11/23/2005        10,771             11,139                  11,990
     11/24/2005        10,771             11,139                  11,990
     11/25/2005        10,796             11,165                  12,007
     11/26/2005        10,796             11,165                  12,007
     11/27/2005        10,796             11,165                  12,007
     11/28/2005        10,710             11,076                  11,865
     11/29/2005        10,698             11,065                  11,883
     11/30/2005        10,654             11,021                  11,839
      12/1/2005        10,775             11,146                  11,997
      12/2/2005        10,788             11,162                  12,037
      12/3/2005        10,788             11,162                  12,037
      12/4/2005        10,788             11,162                  12,037
      12/5/2005        10,755             11,127                  12,015
      12/6/2005        10,767             11,142                  12,046
      12/7/2005        10,727             11,099                  11,986
      12/8/2005        10,702             11,075                  11,991
      12/9/2005        10,719             11,094                  12,029
     12/10/2005        10,719             11,094                  12,029
     12/11/2005        10,719             11,094                  12,029
     12/12/2005        10,739             11,113                  12,069
     12/13/2005        10,779             11,161                  12,110
     12/14/2005        10,820             11,203                  12,173
     12/15/2005        10,828             11,212                  12,141
     12/16/2005        10,792             11,177                  12,117
     12/17/2005        10,792             11,177                  12,117
     12/18/2005        10,792             11,177                  12,117
     12/19/2005        10,702             11,096                  12,011
     12/20/2005        10,714             11,082                  12,022
     12/21/2005        10,743             11,103                  12,057
     12/22/2005        10,785             11,139                  12,104
     12/23/2005        10,785             11,147                  12,108
     12/24/2005        10,785             11,147                  12,108
     12/25/2005        10,785             11,147                  12,108
     12/26/2005        10,785             11,147                  12,108
     12/27/2005        10,677             11,035                  11,985
     12/28/2005        10,710             11,054                  12,026
     12/29/2005        10,669             11,008                  11,978
     12/30/2005        10,611             10,941                  11,916
     12/31/2005        10,611             10,941                  11,916

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                         SINCE
                                               ONE                     INCEPTION
                                               YEAR                   (05/03/04)
--------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND                          1.77%                     3.63%
S&P 500/BARRA GROWTH INDEX                     3.46%                     5.56%
S&P 500/CITIGROUP PURE GROWTH INDEX            7.26%                    11.12%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/BARRA GROWTH INDEX AND THE S&P 500/CITIGROUP PURE GROWTH INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                           S&P
                                                      500/CITIGROUP
                                    LARGE-CAP          PURE GROWTH
                                   GROWTH FUND            INDEX
                                   -----------        --------------
OTHER                                  5.5%                5.5%
CONSUMER DISCRETIONARY                29.1%               29.1%
HEALTH CARE                           26.2%               26.3%
INFORMATION TECHNOLOGY                13.5%               13.4%
FINANCIALS                             8.9%                8.9%
ENERGY                                 8.3%                8.6%
CONSUMER STAPLES                       8.3%                8.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
XTO Energy, Inc.                                 1.7%
International Game Technology, Inc.              1.7%
Amazon.com, Inc.                                 1.6%
Nvidia Corp.                                     1.5%
Express Scripts, Inc.                            1.4%
eBay, Inc.                                       1.4%
Devon Energy Corp.                               1.3%
AutoZone, Inc.                                   1.3%
UnitedHealth Group, Inc.                         1.3%
Forest Laboratories, Inc.                        1.3%
-----------------------------------------------------
Top Ten Total                                   14.5%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


28 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

STRENGTHENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index.

INCEPTION: September 30, 2005

The U.S. dollar strengthened against most other major currencies during the fourth quarter of 2005. The U.S. dollar benefited from two interest rate hikes during the quarter. The Federal Reserve raised the Fed Funds rate by 0.50% during the quarter to 4.25% by the end of the year. However, the U.S. dollar gave up some of its gains in December due to a number of factors: the European Central Bank raised rates by 0.25% to 2.25%, the Tankan survey showed that business confidence in Japan was at its highest level in more than a year and the U.S. trade deficit unexpectedly widened to a record level. Rydex Strengthening Dollar Fund returned 3.16% for the period. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The effects of compounding are described briefly on page 3 of this report.

       CUMULATIVE FUND PERFORMANCE: SEPTEMBER 30, 2005 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  STRENGTHENING         U.S. DOLLAR
         DATE                      DOLLAR FUND             INDEX
      ----------                  -------------         -----------
       09/30/05                      10,000               10,000
       10/01/05                      10,000               10,000
       10/02/05                      10,000               10,000
       10/03/05                      10,000               10,068
       10/04/05                       9,980               10,065
       10/05/05                       9,964               10,051
       10/06/05                       9,672                9,904
       10/07/05                       9,772                9,961
       10/08/05                       9,772                9,961
       10/09/05                       9,772                9,961
       10/10/05                       9,836                9,993
       10/11/05                       9,944               10,050
       10/12/05                       9,888               10,012
       10/13/05                       9,920               10,032
       10/14/05                       9,828                9,993
       10/15/05                       9,828                9,993
       10/16/05                       9,828                9,993
       10/17/05                       9,956               10,031
       10/18/05                      10,028               10,086
       10/19/05                       9,964               10,053
       10/20/05                       9,940               10,029
       10/21/05                      10,060               10,088
       10/22/05                      10,060               10,088
       10/23/05                      10,060               10,088
       10/24/05                       9,992               10,066
       10/25/05                       9,820                9,969
       10/26/05                       9,900                9,997
       10/27/05                       9,784                9,953
       10/28/05                       9,888               10,008
       10/29/05                       9,888               10,008
       10/30/05                       9,888               10,008
       10/31/05                      10,000               10,061
       11/01/05                       9,992               10,063
       11/02/05                       9,940               10,022
       11/03/05                      10,088               10,103
       11/04/05                      10,292               10,194
       11/05/05                      10,292               10,194
       11/06/05                      10,292               10,194
       11/07/05                      10,308               10,198
       11/08/05                      10,304               10,207
       11/09/05                      10,356               10,221
       11/10/05                      10,472               10,286
       11/11/05                      10,412               10,275
       11/12/05                      10,412               10,275
       11/13/05                      10,412               10,275
       11/14/05                      10,464               10,292
       11/15/05                      10,440               10,287
       11/16/05                      10,556               10,314
       11/17/05                      10,444               10,264
       11/18/05                      10,440               10,269
       11/19/05                      10,440               10,269
       11/20/05                      10,440               10,269
       11/21/05                      10,480               10,280
       11/22/05                      10,336               10,221
       11/23/05                      10,316               10,207
       11/24/05                      10,316               10,232
       11/25/05                      10,480               10,282
       11/26/05                      10,480               10,282
       11/27/05                      10,480               10,282
       11/28/05                      10,268               10,163
       11/29/05                      10,380               10,235
       11/30/05                      10,360               10,229
       12/01/05                      10,436               10,257
       12/02/05                      10,440               10,269
       12/03/05                      10,440               10,269
       12/04/05                      10,440               10,269
       12/05/05                      10,340               10,219
       12/06/05                      10,352               10,214
       12/07/05                      10,452               10,265
       12/08/05                      10,288               10,194
       12/09/05                      10,300               10,193
       12/10/05                      10,300               10,193
       12/11/05                      10,300               10,193
       12/12/05                      10,092               10,089
       12/13/05                      10,120               10,096
       12/14/05                       9,992               10,035
       12/15/05                      10,020               10,056
       12/16/05                       9,964               10,021
       12/17/05                       9,964               10,021
       12/18/05                       9,964               10,021
       12/19/05                      10,000               10,039
       12/20/05                      10,224               10,141
       12/21/05                      10,268               10,159
       12/22/05                      10,219               10,134
       12/23/05                      10,195               10,141
       12/24/05                      10,195               10,141
       12/25/05                      10,195               10,141
       12/26/05                      10,195               10,141
       12/27/05                      10,291               10,187
       12/28/05                      10,324               10,189
       12/29/05                      10,299               10,177
       12/30/05                      10,316               10,173
       12/31/05                      10,316               10,173

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                                      (09/30/05)
--------------------------------------------------------------------------------
STRENGTHENING DOLLAR FUND                                                 3.16%
U.S. DOLLAR INDEX                                                         1.73%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE U.S DOLLAR INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                     STRENGTHENING
                                      DOLLAR FUND       U.S. DOLLAR INDEX
                                     -------------      -----------------
OTHER                                                          7.8%
EURO                                                          57.6%
JAPANESE YEN                                                  13.6%
BRITISH POUND                                                 11.9%
CANADIAN DOLLAR                                                9.1%
EQUITY INDEX SWAP AGREEMENTS            200.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 29

--------------------------------------------------------------------------------

WEAKENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S Dollar Index.

INCEPTION: September 30, 2005

The U.S. dollar rose against most other major currencies during the fourth quarter. The Federal Reserve continued to raise short-term interest rates. The Fed raised rates twice during the quarter to 4.25%. However, the U.S. dollar weakened in December as the European Central Bank raised their short term interest rates by 25 basis points to 2.25%, Japanese business confidence rose to its highest level in more than a year and the U.S. trade deficit unexpectedly widened to a record level. Rydex Weakening Dollar Fund returned -2.53% for the period. The effects of daily compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The effects of compounding are described briefly on page 3 of this report.

       CUMULATIVE FUND PERFORMANCE: SEPTEMBER 30, 2005 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         DATE           WEAKENING DOLLAR FUND    U.S. DOLLAR INDEX
      ----------        ---------------------    -----------------
       09/30/05                 10,000               10,000
       10/01/05                 10,000               10,000
       10/02/05                 10,000               10,000
       10/03/05                 10,000               10,068
       10/04/05                 10,020               10,065
       10/05/05                 10,040               10,051
       10/06/05                 10,328                9,904
       10/07/05                 10,228                9,961
       10/08/05                 10,228                9,961
       10/09/05                 10,228                9,961
       10/10/05                 10,160                9,993
       10/11/05                 10,048               10,050
       10/12/05                 10,104               10,012
       10/13/05                 10,072               10,032
       10/14/05                 10,168                9,993
       10/15/05                 10,168                9,993
       10/16/05                 10,168                9,993
       10/17/05                 10,044               10,031
       10/18/05                  9,972               10,086
       10/19/05                 10,040               10,053
       10/20/05                 10,064               10,029
       10/21/05                  9,944               10,088
       10/22/05                  9,944               10,088
       10/23/05                  9,944               10,088
       10/24/05                 10,012               10,066
       10/25/05                 10,188                9,969
       10/26/05                 10,104                9,997
       10/27/05                 10,224                9,953
       10/28/05                 10,124               10,008
       10/29/05                 10,124               10,008
       10/30/05                 10,124               10,008
       10/31/05                 10,008               10,061
       11/01/05                 10,020               10,063
       11/02/05                 10,072               10,022
       11/03/05                  9,920               10,103
       11/04/05                  9,728               10,194
       11/05/05                  9,728               10,194
       11/06/05                  9,728               10,194
       11/07/05                  9,716               10,198
       11/08/05                  9,720               10,207
       11/09/05                  9,672               10,221
       11/10/05                  9,564               10,286
       11/11/05                  9,620               10,275
       11/12/05                  9,620               10,275
       11/13/05                  9,620               10,275
       11/14/05                  9,572               10,292
       11/15/05                  9,600               10,287
       11/16/05                  9,504               10,314
       11/17/05                  9,604               10,264
       11/18/05                  9,612               10,269
       11/19/05                  9,612               10,269
       11/20/05                  9,612               10,269
       11/21/05                  9,576               10,280
       11/22/05                  9,708               10,221
       11/23/05                  9,732               10,207
       11/24/05                  9,732               10,232
       11/25/05                  9,580               10,282
       11/26/05                  9,580               10,282
       11/27/05                  9,580               10,282
       11/28/05                  9,776               10,163
       11/29/05                  9,664               10,235
       11/30/05                  9,688               10,229
       12/01/05                  9,616               10,257
       12/02/05                  9,616               10,269
       12/03/05                  9,616               10,269
       12/04/05                  9,616               10,269
       12/05/05                  9,708               10,219
       12/06/05                  9,700               10,214
       12/07/05                  9,608               10,265
       12/08/05                  9,760               10,194
       12/09/05                  9,756               10,193
       12/10/05                  9,756               10,193
       12/11/05                  9,756               10,193
       12/12/05                  9,952               10,089
       12/13/05                  9,924               10,096
       12/14/05                 10,052               10,035
       12/15/05                 10,020               10,056
       12/16/05                 10,084               10,021
       12/17/05                 10,084               10,021
       12/18/05                 10,084               10,021
       12/19/05                 10,048               10,039
       12/20/05                  9,824               10,141
       12/21/05                  9,784               10,159
       12/22/05                  9,827               10,134
       12/23/05                  9,855               10,141
       12/24/05                  9,855               10,141
       12/25/05                  9,855               10,141
       12/26/05                  9,855               10,141
       12/27/05                  9,767               10,187
       12/28/05                  9,731               10,189
       12/29/05                  9,755               10,177
       12/30/05                  9,747               10,173
       12/31/05                  9,747               10,173

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                                      (09/30/05)
--------------------------------------------------------------------------------
WEAKENING DOLLAR FUND                                                   -2.53%
U.S. DOLLAR INDEX                                                        1.73%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE U.S. DOLLAR INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                 WEAKENING DOLLAR FUND       U.S. DOLLAR INDEX
                                 ---------------------       -----------------
OTHER                                                                7.8%
EURO                                                                57.6%
JAPANESE YEN                                                        13.6%
BRITISH POUND                                                       11.9%
CANADIAN DOLLAR                                                      9.1%
FUTURES CONTRACTS SHORT SALES                -3.1%
EQUITY INDEX SWAP AGREEMENTS SHORT SALES   -195.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


30 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

CORE EQUITY FUND

OBJECTIVE: To provide long-term capital appreciation.

INCEPTION: November 29, 2005

Rydex Core Equity Fund was launched on November 29, 2005. Therefore, performance discussed in this commentary is since inception rather than for 2005. The fund provides an alternative to cap-weighted total market exposure by allocating to the three size groups (large, mid, and small) in generally equal portions. From November 29, 2005 to December 31, 2005, the Russell 3000 Index returned -0.38%. Performance among large-cap stocks was weak with the Russell Top 200 returning -0.94%. However, positive performance from mid- and small-cap stocks offset these results. The Russell MidCap and Russell 2000 indices rose 0.85% and 0.08%, respectively. Since the fund is underweighted in large-cap stocks relative to the Russell 3000, it outperformed this benchmark. Additionally, the fund uses a quantitative selection strategy that seeks stocks with superior growth prospects but has attractive valuations. This stock selection strategy benefited performance and added return in addition to the fund's size allocation policy.

       CUMULATIVE FUND PERFORMANCE: NOVEMBER 29, 2005 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        CORE EQUITY         RUSSELL 3000
       DATE                 FUND                INDEX
    -----------         -----------         ------------
     11/29/2005           10,000               10,000
     11/30/2005            9,996                9,953
      12/1/2005           10,156               10,081
      12/2/2005           10,164               10,085
      12/3/2005           10,164               10,085
      12/4/2005           10,164               10,085
      12/5/2005           10,140               10,058
      12/6/2005           10,140               10,071
      12/7/2005           10,080               10,021
      12/8/2005           10,096               10,019
      12/9/2005           10,128               10,048
     12/10/2005           10,128               10,048
     12/11/2005           10,128               10,048
     12/12/2005           10,140               10,058
     12/13/2005           10,160               10,106
     12/14/2005           10,196               10,145
     12/15/2005           10,144               10,124
     12/16/2005           10,104               10,096
     12/17/2005           10,104               10,096
     12/18/2005           10,104               10,096
     12/19/2005           10,000               10,025
     12/20/2005           10,016               10,025
     12/21/2005           10,072               10,060
     12/22/2005           10,132               10,107
     12/23/2005           10,148               10,117
     12/24/2005           10,148               10,117
     12/25/2005           10,148               10,117
     12/26/2005           10,148               10,117
     12/27/2005           10,044               10,018
     12/28/2005           10,088               10,039
     12/29/2005           10,076               10,011
     12/30/2005           10,016                9,961
     12/31/2005           10,016                9,961

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                                      (11/29/05)
--------------------------------------------------------------------------------
CORE EQUITY FUND                                                         0.16%
RUSSELL 3000 INDEX                                                      -0.38%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 3000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                               CORE
                                              EQUITY
                                               FUND
                                           ------------
OTHER                                           9.48%
FINANCIALS                                     20.76%
INFORMATION TECHNOLOGY                         16.35%
CONSUMER DISCRETIONARY                         14.23%
HEALTH CARE                                    12.76%
INDUSTRIALS                                    11.60%
ENERGY                                          7.40%
CONSUMER STAPLES                                5.34%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
General Electric Co.                             1.2%
Exxon Mobil Corp.                                1.1%
Citigroup, Inc.                                  1.1%
Bank of America Corp.                            0.8%
Pfizer, Inc.                                     0.8%
Altria Group, Inc.                               0.7%
Microsoft Corp.                                  0.7%
Intel Corp.                                      0.7%
Procter & Gamble Co.                             0.5%
Amgen, Inc.                                      0.5%
-----------------------------------------------------
Top Ten Total                                    8.1%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 31

--------------------------------------------------------------------------------

SECTOR ROTATION FUND

OBJECTIVE: Seeks long-term capital appreciation.

INCEPTION: May 1, 2002

In 2005, industry momentum gained favor and Rydex Sector Rotation Fund returned 13.62%, easily outpacing the S&P 500's 4.91% return. At a sector level, the fund did well with overweights in energy, utilities, materials and industrials and large underweights in consumer discretionary, technology and telecommunications. At the more granular industry level, overweights in energy equipment & services, construction & engineering, and construction materials were beneficial to performance, as were underweights in the pharmaceuticals, media and industrial conglomerates industries, which struggled in 2005. The fund's style qualities transformed during the course of the year as the fund moved from mid-cap value to large-cap growth exposures.

          CUMULATIVE FUND PERFORMANCE: MAY 1, 2002 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         DATE           SECTOR ROTATION FUND          S&P 500 INDEX
       --------         --------------------          -------------
       05/01/02               10,000                     10,000
       05/31/02                9,860                      9,838
       06/30/02                9,400                      9,137
       07/31/02                8,520                      8,425
       08/31/02                8,410                      8,481
       09/30/02                7,740                      7,559
       10/31/02                7,830                      8,224
       11/30/02                8,240                      8,708
       12/31/02                7,760                      8,197
       01/31/03                7,520                      7,982
       02/28/03                7,410                      7,862
       03/31/03                7,550                      7,939
       04/30/03                7,990                      8,592
       05/31/03                8,710                      9,045
       06/30/03                8,660                      9,160
       07/31/03                8,940                      9,322
       08/31/03                9,390                      9,504
       09/30/03                9,140                      9,403
       10/31/03                9,870                      9,935
       11/30/03                9,960                     10,022
       12/31/03               10,080                     10,548
       01/31/04               10,410                     10,741
       02/29/04               10,590                     10,891
       03/31/04               10,370                     10,726
       04/30/04                9,700                     10,558
       05/31/04                9,820                     10,703
       06/30/04               10,130                     10,911
       07/31/04                9,660                     10,550
       08/31/04                9,570                     10,593
       09/30/04                9,990                     10,707
       10/31/04               10,200                     10,871
       11/30/04               10,790                     11,311
       12/31/04               11,160                     11,696
       01/31/05               10,720                     11,411
       02/28/05               11,260                     11,651
       03/31/05               11,030                     11,444
       04/30/05               10,580                     11,227
       05/31/05               11,060                     11,585
       06/30/05               11,450                     11,601
       07/31/05               12,010                     12,032
       08/31/05               12,130                     11,923
       09/30/05               12,700                     12,019
       10/31/05               12,120                     11,819
       11/30/05               12,500                     12,266
       12/31/05               12,690                     12,270

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                        ONE           INCEPTION
                                                        YEAR          (05/01/02)
--------------------------------------------------------------------------------
SECTOR ROTATION FUND                                   13.62%            6.71%
S&P 500 INDEX                                           4.91%            5.73%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                          SECTOR
                                         ROTATION
                                           FUND
                                        ---------
INDUSTRIALS                               32.78%
INFORMATION TECHNOLOGY                    18.00%
HEALTH CARE                               15.78%
ENERGY                                    14.91%
MATERIALS                                  8.06%
FINANCIALS                                 7.71%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Google, Inc. -- Class A                          5.6%
Yahoo!, Inc.                                     3.6%
Southwest Airlines Co.                           1.6%
Ryanair Holdings PLC -- SP ADR                   1.4%
Genentech, Inc.                                  1.3%
W.W. Grainger, Inc.                              1.3%
Amgen, Inc.                                      1.3%
Fluor Corp.                                      1.3%
Fastenal Co.                                     1.2%
VeriSign, Inc.                                   1.2%
-----------------------------------------------------
Top Ten Total                                   19.8%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


32 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: To provide security of principal, high current income and liquidity by investing in securities issued by the U.S. Government, its agencies or instrumentalities.

INCEPTION: May 7, 1997

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                         SINCE
                                           ONE           FIVE         INCEPTION
                                          YEAR           YEAR         (05/07/97)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND         2.00%          1.09%           2.27%
--------------------------------------------------------------------------------

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                     U.S.
                                  GOVERNMENT
                                 MONEY MARKET
                                     FUND
                                 ------------
REPURCHASE AGREEMENTS               37.5%
FREDDIE MAC - FADN                  26.8%
FEDERAL HOME LOAN BANK - FADN       13.5%
FEDERAL FARM CREDIT BANK - FADN     13.4%
FARMER MAC - FADN                    8.1%

FADN - Federal Agency Discount Notes

The Fund invests principally in U.S. Government securities.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 33

--------------------------------------------------------------------------------

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and saving-and-loan institutions.

INCEPTION: May 2, 2001

The eight quarter-point increases in the Fed funds rates during 2005 did not fuel growth in the banking sector. Rydex Banking Fund, down 2.77%, underperformed the S&P 500 Index for the first time in five years. Diversified banks led the outperformers in this sector while regional banks and thrifts & mortgage finance struggled throughout the year. Because large-cap banks did well, the fund's modified cap weight (less emphasis of the large-cap names) lessened performance.

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                          S&P 500
    DATE         BANKING FUND      S&P 500 INDEX      FINANCIALS INDEX*
   --------      ------------      -------------      ----------------
   05/02/01         10,000            10,000               10,000
   05/31/01         10,448             9,923               10,225
   06/30/01         10,464             9,682               10,213
   07/31/01         10,636             9,587               10,034
   08/31/01         10,204             8,986                9,408
   09/30/01          9,676             8,261                8,840
   10/31/01          9,124             8,418                8,661
   11/30/01          9,812             9,064                9,265
   12/31/01         10,084             9,143                9,452
   01/31/02         10,216             9,010                9,284
   02/28/02         10,248             8,836                9,136
   03/31/02         10,984             9,169                9,732
   04/30/02         11,344             8,613                9,459
   05/31/02         11,548             8,549                9,428
   06/30/02         11,148             7,940                8,964
   07/31/02         10,508             7,321                8,239
   08/31/02         10,840             7,369                8,392
   09/30/02          9,604             6,568                7,397
   10/31/02         10,017             7,147                8,047
   11/30/02         10,178             7,567                8,363
   12/31/02         10,005             7,123                7,899
   01/31/03         10,021             6,936                7,750
   02/28/03          9,897             6,832                7,496
   03/31/03          9,604             6,898                7,451
   04/30/03         10,410             7,467                8,349
   05/31/03         11,128             7,860                8,773
   06/30/03         11,096             7,960                8,779
   07/31/03         11,561             8,101                9,158
   08/31/03         11,561             8,259                9,051
   09/30/03         11,559             8,171                9,094
   10/31/03         12,654             8,633                9,696
   11/30/03         12,974             8,709                9,653
   12/31/03         13,181             9,166               10,105
   01/31/04         13,436             9,334               10,403
   02/29/04         13,830             9,464               10,665
   03/31/04         13,603             9,321               10,538
   04/30/04         12,929             9,175               10,027
   05/31/04         13,590             9,300               10,198
   06/30/04         13,566             9,481               10,227
   07/31/04         13,526             9,168                9,990
   08/31/04         13,984             9,205               10,312
   09/30/04         14,069             9,304               10,203
   10/31/04         14,298             9,446               10,225
   11/30/04         14,731             9,829               10,509
   12/31/04         15,123            10,163               10,937
   01/31/05         14,531             9,915               10,684
   02/28/05         14,335            10,124               10,602
   03/31/05         13,940             9,945               10,176
   04/30/05         13,648             9,756               10,158
   05/31/05         14,085            10,067               10,421
   06/30/05         14,423            10,081               10,547
   07/31/05         14,765            10,456               10,685
   08/31/05         14,431            10,360               10,470
   09/30/05         14,051            10,444               10,554
   10/31/05         14,244            10,270               10,869
   11/30/05         14,769            10,659               11,332
   12/31/05         14,705            10,662               11,345

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                   ONE                INCEPTION
                                                   YEAR               (05/02/01)
--------------------------------------------------------------------------------
BANKING FUND                                     -2.77%                 8.62%
S&P 500 INDEX                                     4.91%                 1.38%
S&P 500 FINANCIALS INDEX                          6.50%                 5.14%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 FINANCIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                  BANKING FUND

DIVERSIFIED FINANCIAL SERVICES                             5%
COMMERCIAL BANKS                                          68%
THRIFTS & MORTGAGE FINANCE                                27%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Bank of America Corp.                            5.0%
J.P. Morgan Chase & Co.                          5.0%
Wells Fargo & Co.                                4.4%
Wachovia Corp.                                   3.8%
U.S. Bancorp                                     3.0%
Freddie Mac                                      2.8%
Fannie Mae                                       2.8%
Washington Mutual, Inc.                          2.6%
SunTrust Banks, Inc.                             2.2%
Golden West Financial Corp.                      1.9%
-----------------------------------------------------
Top Ten Total                                   33.5%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


34 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

INCEPTION: May 2, 2001

Basic materials kept pace with the S&P 500 Index during the period. Key trends continued during the period--such as the resilient growth in the U.S. economy, which weathered the storm of Hurricane Katrina, and overseas demand for products helped boost this sector. High energy prices and damage from Katrina helped push the sector behind the S&P 500 Index by more than 7.00%. However, strong demand for raw materials (in part due to the hurricane rebuilding efforts) and signs of smaller-than expected economic fallout sparked a rally in the sector that carried through to year end. Construction materials and metals companies led the gainers, with these industries advancing 28.02% and 20.67% respectively. Rydex Basic Materials Fund returned 4.04% during the period.

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                            S&P 500
                      BASIC MATERIALS                      MATERIALS
         DATE               FUND         S&P 500 INDEX      INDEX*
       --------       ---------------    -------------     ---------
       05/02/01           10,000            10,000          10,000
       05/31/01           10,304             9,923          10,249
       06/30/01            9,840             9,682           9,800
       07/31/01            9,788             9,587           9,813
       08/31/01            9,764             8,986           9,700
       09/30/01            8,668             8,261           8,603
       10/31/01            8,868             8,418           8,807
       11/30/01            9,820             9,064           9,829
       12/31/01            9,684             9,143           9,583
       01/31/02            9,804             9,010           9,763
       02/28/02           10,316             8,836          10,248
       03/31/02           10,672             9,169          10,585
       04/30/02           10,108             8,613          10,075
       05/31/02           10,520             8,549          10,540
       06/30/02           10,256             7,940          10,304
       07/31/02            9,020             7,321           9,143
       08/31/02            9,000             7,369           9,078
       09/30/02            7,800             6,568           7,891
       10/31/02            8,016             7,147           8,286
       11/30/02            8,802             7,567           9,255
       12/31/02            8,450             7,123           8,844
       01/31/03            7,960             6,936           8,403
       02/28/03            7,668             6,832           8,153
       03/31/03            7,539             6,898           8,150
       04/30/03            8,137             7,467           8,899
       05/31/03            8,554             7,860           9,149
       06/30/03            8,606             7,960           9,210
       07/31/03            9,079             8,101           9,932
       08/31/03            9,420             8,259          10,217
       09/30/03            9,098             8,171           9,733
       10/31/03            9,936             8,633          10,619
       11/30/03           10,161             8,709          10,838
       12/31/03           11,108             9,166          11,919
       01/31/04           10,735             9,334          11,345
       02/29/04           11,244             9,464          11,897
       03/31/04           11,184             9,321          11,647
       04/30/04           10,710             9,175          11,084
       05/31/04           10,943             9,300          11,321
       06/30/04           11,709             9,481          11,876
       07/31/04           11,372             9,168          11,614
       08/31/04           11,553             9,205          11,796
       09/30/04           12,168             9,304          12,230
       10/31/04           11,967             9,446          12,130
       11/30/04           13,195             9,829          13,045
       12/31/04           13,421            10,163          13,205
       01/31/05           12,998             9,915          12,793
       02/28/05           13,960            10,124          13,762
       03/31/05           13,487             9,945          13,372
       04/30/05           12,328             9,756          12,431
       05/31/05           12,443            10,067          12,284
       06/30/05           12,435            10,081          12,039
       07/31/05           13,434            10,456          12,681
       08/31/05           12,912            10,360          12,129
       09/30/05           13,107            10,444          12,201
       10/31/05           12,836            10,270          12,260
       11/30/05           13,673            10,659          13,127
       12/31/05           13,963            10,662          13,489

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                 ONE                  INCEPTION
                                                 YEAR                 (05/02/01)
--------------------------------------------------------------------------------
BASIC MATERIALS FUND                            4.04%                   7.42%
S&P 500 INDEX                                   4.91%                   1.38%
S&P 500 MATERIALS INDEX                         4.69%                   9.21%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 MATERIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                              BASIC MATERIALS FUND

OTHER                                            1%
CHEMICALS                                       46%
METALS & MINING                                 25%
CONTAINERS & PACKAGING                          13%
PAPER & FOREST PRODUCTS                         10%
CONSTRUCTION MATERIALS                           5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
E.I. Du Pont de Nemours & Co.                    3.6%
Dow Chemical Co.                                 3.6%
Alcoa, Inc.                                      3.0%
Monsanto Co.                                     2.7%
Newmont Mining Corp.                             2.7%
Praxair, Inc.                                    2.3%
International Paper Co.                          2.3%
Weyerhaeuser Co.                                 2.1%
Phelps Dodge Corp.                               2.1%
Air Products & Chemicals, Inc.                   2.0%
-----------------------------------------------------
Top Ten Total                                   26.4%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 35

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

INCEPTION: May 2, 2001

Stellar performance of large-cap stocks led Rydex Biotechnology Fund to gain 10.67% for the year. Sector heavyweights Amgen, Genentech, Gilead Sciences and Genzyme Corp. had a combined performance north of 40%. One notable exception is the Biogen Idec, which was hurt by withdrawal of the multiple sclerosis drug Tysabri. More companies are in late stage trials and will be launching new products.

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            S&P 500
                      BIOTECHNOLOGY       HEALTH CARE       S&P 500
         DATE             FUND               INDEX*          INDEX
       --------       -------------      -------------     ---------
       05/02/01          10,000              10,000          10,000
       05/31/01          10,564               9,923          10,161
       06/30/01          10,828               9,682           9,688
       07/31/01           9,588               9,587          10,201
       08/31/01           9,664               8,986           9,820
       09/30/01           8,304               8,261           9,962
       10/31/01           9,588               8,418           9,905
       11/30/01          10,448               9,064          10,373
       12/31/01           9,868               9,143          10,035
       01/31/02           8,432               9,010           9,932
       02/28/02           8,060               8,836           9,957
       03/31/02           8,332               9,169           9,971
       04/30/02           7,072               8,613           9,347
       05/31/02           6,348               8,549           9,153
       06/30/02           5,604               7,940           8,307
       07/31/02           5,676               7,321           8,126
       08/31/02           5,424               7,369           8,213
       09/30/02           5,196               6,568           7,679
       10/31/02           5,666               7,147           8,130
       11/30/02           6,063               7,567           8,336
       12/31/02           5,393               7,123           8,031
       01/31/03           5,244               6,936           7,991
       02/28/03           5,124               6,832           7,836
       03/31/03           5,401               6,898           8,099
       04/30/03           5,971               7,467           8,374
       05/31/03           7,010               7,860           8,514
       06/30/03           6,813               7,960           8,875
       07/31/03           7,423               8,101           8,739
       08/31/03           7,303               8,259           8,402
       09/30/03           7,287               8,171           8,428
       10/31/03           7,283               8,633           8,484
       11/30/03           7,371               8,709           8,607
       12/31/03           7,664               9,166           9,100
       01/31/04           8,037               9,334           9,348
       02/29/04           8,077               9,464           9,412
       03/31/04           7,953               9,321           9,019
       04/30/04           8,041               9,175           9,295
       05/31/04           7,833               9,300           9,262
       06/30/04           7,800               9,481           9,230
       07/31/04           7,006               9,168           8,730
       08/31/04           7,038               9,205           8,866
       09/30/04           7,367               9,304           8,700
       10/31/04           7,086               9,446           8,507
       11/30/04           7,367               9,829           8,637
       12/31/04           7,748              10,163           9,121
       01/31/05           7,339               9,915           8,826
       02/28/05           7,046              10,124           9,082
       03/31/05           6,741               9,945           9,029
       04/30/05           6,878               9,756           9,332
       05/31/05           7,182              10,067           9,407
       06/30/05           7,263              10,081           9,367
       07/31/05           7,969              10,456           9,580
       08/31/05           8,226              10,360           9,526
       09/30/05           8,258              10,444           9,467
       10/31/05           8,073              10,270           9,181
       11/30/05           8,467              10,659           9,252
       12/31/05           8,575              10,662           9,564

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                    ONE                INCEPTION
                                                    YEAR              (05/02/01)
--------------------------------------------------------------------------------
BIOTECHNOLOGY FUND                                 10.67%                -3.24%
S&P 500 INDEX                                       4.91%                 1.38%
S&P 500 HEALTH CARE INDEX                           6.46%                 0.48%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 HEALTH CARE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                               BIOTECHNOLOGY FUND

BIOTECHNOLOGY                     100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Genentech, Inc.                                 10.8%
Amgen, Inc.                                     10.7%
Gilead Sciences, Inc.                            5.5%
Genzyme Corp.                                    4.6%
Biogen Idec, Inc.                                4.2%
Celgene Corp.                                    3.8%
Medimmune, Inc.                                  3.2%
Chiron Corp.                                     3.1%
Applera Corp. -
   Applied Biosystems Group                      2.5%
Amylin Pharmaceuticals, Inc.                     2.4%
-----------------------------------------------------
Top Ten Total                                   50.8%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


36 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

COMMODITIES FUND

OBJECTIVE: Seeks long-term capital appreciation through an investment in commodity-linked instruments and seeks 100% (but at all times at least 80%) exposure to the performance of the commodities market.

INCEPTION: September 30, 2005

Commodity prices fell sharply in the final quarter of 2005. Oil hit its yearly high at the end of August after hurricane Katrina damaged oil rigs and severely curtailed oil production in the Gulf of Mexico. Oil prices fell in October after oil production was rebounding stronger than expected in the Gulf of Mexico and hurricane Rita left major oil refineries untouched near Houston. Energy prices rallied into early December as a cold winter was forecast across the nation. Rydex Commodities Fund returned -11.34% for the year.

       CUMULATIVE FUND PERFORMANCE: SEPTEMBER 30, 2005 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                             GOLDMAN
                                                              SACHS
                         COMMODITIES         S&P 500        COMMODITY
         DATE               FUND              INDEX           INDEX
       --------         ------------         -------        ---------
       09/30/05            10,000             10,000          9,998
       10/01/05            10,000             10,000          9,998
       10/02/05            10,000             10,000          9,998
       10/03/05            10,000              9,983          9,946
       10/04/05             9,856              9,884          9,814
       10/05/05             9,724              9,741          9,692
       10/06/05             9,496              9,701          9,432
       10/07/05             9,500              9,737          9,453
       10/08/05             9,500              9,737          9,453
       10/09/05             9,500              9,737          9,453
       10/10/05             9,504              9,667          9,422
       10/11/05             9,700              9,648          9,631
       10/12/05             9,716              9,591          9,672
       10/13/05             9,560              9,584          9,523
       10/14/05             9,472              9,663          9,432
       10/15/05             9,472              9,663          9,432
       10/16/05             9,472              9,663          9,432
       10/17/05             9,668              9,692          9,651
       10/18/05             9,468              9,594          9,451
       10/19/05             9,380              9,739          9,363
       10/20/05             9,176              9,593          9,161
       10/21/05             9,220              9,607          9,184
       10/22/05             9,220              9,607          9,184
       10/23/05             9,220              9,607          9,184
       10/24/05             9,108              9,769          9,125
       10/25/05             9,520              9,746          9,494
       10/26/05             9,328              9,704          9,298
       10/27/05             9,284              9,604          9,273
       10/28/05             9,252              9,763          9,219
       10/29/05             9,252              9,763          9,219
       10/30/05             9,252              9,763          9,219
       10/31/05             8,992              9,833          8,966
       11/01/05             8,964              9,799          8,928
       11/02/05             8,876              9,898          8,874
       11/03/05             9,092              9,943          9,074
       11/04/05             8,976              9,945          8,948
       11/05/05             8,976              9,945          8,948
       11/06/05             8,976              9,945          8,948
       11/07/05             8,904              9,967          8,891
       11/08/05             8,912              9,938          8,894
       11/09/05             8,840              9,955          8,838
       11/10/05             8,688             10,041          8,680
       11/11/05             8,716             10,072          8,695
       11/12/05             8,716             10,072          8,695
       11/13/05             8,716             10,072          8,695
       11/14/05             8,752             10,064          8,709
       11/15/05             8,640             10,027          8,618
       11/16/05             8,768             10,047          8,770
       11/17/05             8,648             10,141          8,635
       11/18/05             8,596             10,187          8,567
       11/19/05             8,596             10,187          8,567
       11/20/05             8,596             10,187          8,567
       11/21/05             8,628             10,241          8,590
       11/22/05             8,732             10,294          8,700
       11/23/05             8,652             10,330          8,647
       11/24/05             8,652             10,330          8,647
       11/25/05             8,644             10,352          8,655
       11/26/05             8,644             10,352          8,655
       11/27/05             8,644             10,352          8,655
       11/28/05             8,520             10,265          8,524
       11/29/05             8,464             10,267          8,451
       11/30/05             8,648             10,205          8,621
       12/01/05             8,800             10,329          8,819
       12/02/05             9,028             10,333          9,003
       12/03/05             9,028             10,333          9,003
       12/04/05             9,028             10,333          9,003
       12/05/05             9,056             10,309          9,045
       12/06/05             9,032             10,322          8,993
       12/07/05             9,004             10,272          8,954
       12/08/05             9,284             10,261          9,237
       12/09/05             9,060             10,290          9,061
       12/10/05             9,060             10,290          9,061
       12/11/05             9,060             10,290          9,061
       12/12/05             9,288             10,299          9,277
       12/13/05             9,368             10,357          9,381
       12/14/05             9,260             10,401          9,267
       12/15/05             9,084             10,387          9,093
       12/16/05             8,896             10,357          8,905
       12/17/05             8,896             10,357          8,905
       12/18/05             8,896             10,357          8,905
       12/19/05             8,876             10,297          8,858
       12/20/05             8,860             10,295          8,868
       12/21/05             8,948             10,321          8,936
       12/22/05             8,793             10,367          8,798
       12/23/05             8,701             10,373          8,733
       12/24/05             8,701             10,373          8,733
       12/25/05             8,701             10,373          8,733
       12/26/05             8,701             10,373          8,733
       12/27/05             8,545             10,274          8,563
       12/28/05             8,773             10,289          8,764
       12/29/05             8,769             10,259          8,773
       12/30/05             8,866             10,209          8,868
       12/31/05             8,866             10,209          8,868

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                                      (09/30/05)
--------------------------------------------------------------------------------
COMMODITIES FUND                                                       -11.34%
S&P 500 INDEX                                                            2.09%
GOLDMAN SACHS COMMODITY INDEX                                          -11.32%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE GOLDMAN SACHS COMMODITY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]



                             COMMODITIES FUND
                             ----------------
FUTURES CONTRACTS                   5.4%
COMMODITY INDEX SWAP AGREEMENTS    94.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as commodity index swap agreements, futures contracts, and options on index futures.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 37

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

INCEPTION: May 29, 2001

In a reversal from the previous year, Rydex Consumer Products Fund had a return of -0.40% and underperformed the S&P 500 Index. Higher energy prices affect consumer spending and the costs of raw materials and transportation for the suppliers. Food & staple retailing stocks returned 7.4% in the fund. Tobacco stocks, helped by favorable court rulings, had the best return of 25.6%. Stocks in the food products industry and personal products industry had returns of -5.4% and -6.3%, respectively. Makers of tissue paper, cleaning products and batteries in the household products industry eked out a small gain of 1.2% while beverages had no fizz and were flat for the year with a return of 0.4%.

          CUMULATIVE FUND PERFORMANCE: MAY 29, 2001 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                               S&P 500
                          CONSUMER                             CONSUMER
         DATE           PRODUCTS FUND      S&P 500 INDEX    STAPLES INDEX*
      ----------        -------------      -------------    --------------
       05/29/01            10,000              10,000           10,000
       05/31/01             9,860               9,908            9,973
       06/30/01             9,604               9,667            9,645
       07/31/01             9,664               9,571            9,713
       08/31/01             9,968               8,972           10,106
       09/30/01             9,716               8,248            9,899
       10/31/01             9,752               8,405            9,837
       11/30/01            10,044               9,050           10,050
       12/31/01            10,128               9,129           10,100
       01/31/02            10,216               8,996           10,206
       02/28/02            10,624               8,822           10,612
       03/31/02            10,984               9,154           10,960
       04/30/02            11,108               8,599           11,163
       05/31/02            11,208               8,536           11,255
       06/30/02            10,596               7,928           10,568
       07/31/02            10,124               7,310           10,079
       08/31/02            10,268               7,358           10,176
       09/30/02             9,446               6,558            9,413
       10/31/02             9,911               7,135            9,735
       11/30/02             9,919               7,555            9,441
       12/31/02             9,763               7,111            9,463
       01/31/03             9,418               6,925            9,115
       02/28/03             9,162               6,821            8,851
       03/31/03             9,202               6,887            8,799
       04/30/03             9,747               7,455            9,053
       05/31/03            10,464               7,847            9,479
       06/30/03            10,608               7,948            9,549
       07/31/03            10,632               8,088            9,482
       08/31/03            10,841               8,245            9,664
       09/30/03            10,913               8,158            9,618
       10/31/03            11,358               8,619           10,082
       11/30/03            11,682               8,695           10,167
       12/31/03            11,897               9,151           10,336
       01/31/04            12,111               9,319           10,345
       02/29/04            12,568               9,449           10,931
       03/31/04            12,641               9,306           10,868
       04/30/04            12,856               9,160           10,989
       05/31/04            12,747               9,286           10,842
       06/30/04            13,058               9,466           10,866
       07/31/04            12,180               9,153           10,327
       08/31/04            12,386               9,190           10,520
       09/30/04            12,056               9,290           10,209
       10/31/04            12,203               9,432           10,269
       11/30/04            12,890               9,813           10,563
       12/31/04            13,479              10,147           10,960
       01/31/05            13,598               9,900           11,079
       02/28/05            13,643              10,108           11,090
       03/31/05            13,496               9,929           10,977
       04/30/05            13,123               9,741           10,861
       05/31/05            13,479              10,051           11,082
       06/30/05            13,406              10,065           10,849
       07/31/05            13,802              10,439           11,169
       08/31/05            13,606              10,344           10,995
       09/30/05            13,702              10,428           11,121
       10/31/05            13,337              10,254           11,073
       11/30/05            13,371              10,642           11,152
       12/31/05            13,426              10,645           11,107

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                         SINCE
                                                       ONE             INCEPTION
                                                      YEAR            (05/29/01)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND                               -0.40%              6.63%
S&P 500 INDEX                                         4.91%              1.37%
S&P 500 CONSUMER STAPLES INDEX                        3.58%              4.51%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER STAPLES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                             CONSUMER PRODUCTS FUND

FOOD PRODUCTS                              35%
BEVERAGES                                  21%
HOUSEHOLD PRODUCTS                         15%
FOOD & STAPLES RETAILING                   13%
TOBACCO                                    11%
PERSONAL PRODUCTS                           5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Altria Group, Inc.                               6.3%
Procter & Gamble Co.                             5.9%
PepsiCo, Inc.                                    5.0%
Coca-Cola Co.                                    4.9%
Kraft Foods, Inc. -- Class A                     3.5%
Anheuser-Busch Cos., Inc.                        2.9%
Kimberly-Clark Corp.                             2.7%
Colgate-Palmolive Co.                            2.6%
Sysco Corp.                                      2.2%
Kellogg Co.                                      2.1%
-----------------------------------------------------
Top Ten Total                                   38.1%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


38 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

INCEPTION: August 3, 2001

The electronics industry clearly showed its high volatility and high systematic risk. It proved again it is a highly-leveraged industry with strong sensitivity to market sentiment. The year 2005 started with concerns on slowing economic and CAPEX spending. Thus, the industry lost more 10% in the first months. When complacency came back, proxied by a lower VIX, this industry strongly rebounded. By October, when the market tanked, the industry dropped by around 7% and then it recovered strongly during the year-end rally. Rydex Electronics Fund returned 3.87% for the year.

        CUMULATIVE FUND PERFORMANCE: AUGUST 3, 2001 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                             S&P 500
                                                           INFORMATION
                        ELECTRONICS                        TECHNOLOGY
         DATE              FUND          S&P 500 INDEX       INDEX*
       --------         -----------      -------------     -----------
       08/03/01              10,000             10,000          10,000
       08/31/01               8,824              9,347           8,437
       09/30/01               6,068              8,592           6,777
       10/31/01               7,312              8,756           7,954
       11/30/01               8,432              9,427           9,310
       12/31/01               8,256              9,510           9,128
       01/31/02               8,504              9,371           9,253
       02/28/02               7,568              9,190           7,954
       03/31/02               8,696              9,536           8,446
       04/30/02               7,864              8,958           7,399
       05/31/02               7,308              8,892           7,113
       06/30/02               5,900              8,258           6,247
       07/31/02               5,164              7,615           5,726
       08/31/02               4,688              7,665           5,654
       09/30/02               3,643              6,832           4,662
       10/31/02               4,482              7,433           5,701
       11/30/02               5,674              7,870           6,660
       12/31/02               4,276              7,408           5,698
       01/31/03               4,043              7,214           5,602
       02/28/03               4,319              7,106           5,737
       03/31/03               4,147              7,175           5,667
       04/30/03               4,676              7,766           6,178
       05/31/03               5,484              8,175           6,695
       06/30/03               5,244              8,279           6,690
       07/31/03               5,764              8,425           7,060
       08/31/03               6,753              8,589           7,461
       09/30/03               6,125              8,498           7,410
       10/31/03               7,222              8,979           8,013
       11/30/03               7,627              9,058           8,137
       12/31/03               7,261              9,533           8,351
       01/31/04               7,450              9,708           8,641
       02/29/04               7,166              9,843           8,357
       03/31/04               6,908              9,694           8,133
       04/30/04               6,035              9,542           7,753
       05/31/04               6,685              9,673           8,135
       06/30/04               6,534              9,861           8,358
       07/31/04               5,433              9,535           7,727
       08/31/04               4,848              9,574           7,310
       09/30/04               4,998              9,677           7,522
       10/31/04               5,338              9,825           7,916
       11/30/04               5,480             10,223           8,295
       12/31/04               5,665             10,570           8,529
       01/31/05               5,132             10,313           8,081
       02/28/05               5,553             10,530           8,079
       03/31/05               5,205             10,343           7,892
       04/30/05               4,835             10,147           7,580
       05/31/05               5,424             10,470           8,162
       06/30/05               5,368             10,485           8,018
       07/31/05               5,953             10,875           8,488
       08/31/05               5,867             10,776           8,462
       09/30/05               5,833             10,863           8,484
       10/31/05               5,403             10,682           8,297
       11/30/05               6,065             11,086           8,822
       12/31/05               5,884             11,090           8,562

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                      SINCE
                                                        ONE         INCEPTION
                                                       YEAR         (08/03/01)
--------------------------------------------------------------------------------
ELECTRONICS FUND                                       3.87%         -11.33%
S&P 500 INDEX                                          4.91%           2.37%
S&P 500 INFORMATION TECHNOLOGY INDEX                   0.99%          -3.06%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                ELECTRONICS FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT    100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Intel Corp.                           10.7%
Texas Instruments, Inc.                6.0%
Applied Materials, Inc.                4.8%
Advanced Micro Devices, Inc.           3.3%
Broadcom Corp. -- Class A              3.1%
Analog Devices, Inc.                   3.1%
Linear Technology Corp.                2.8%
Maxim Integrated Products, Inc.        2.7%
KLA-Tencor Corp.                       2.7%
National Semiconductor Corp.           2.6%
---------------------------------------------
Top Ten Total                         41.8%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 39

--------------------------------------------------------------------------------

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

INCEPTION: May 29, 2001

Surging crude oil prices, which were in the $70 range in late August, propelled this sector to strong annual returns in 2005. Rydex Energy Fund gained 38.54% for the year. Strong demand and constrained supply pushed energy prices higher in 2005, as in the previous year. Economic expansion in the U.S. and Japan--as well as the emergence of the economies of China and India--has kept demand for crude strong. At the same time, supply has been less elastic. Hurricanes Katrina and Rita did substantial damage to U.S. oil production in the Gulf of Mexico. The Mineral Management Service estimates that output from this region is about half the pre-hurricane level. Political unrest in producing nations including Iraq, Venezuela and Nigeria also cast a pall over supply. The global "supply cushion" is estimated to be only one to two million barrels a day, with Saudi Arabia being the sole provider of this margin of safety. In summary, strong demand and uncertain supply produced higher crude prices and higher profits for oil producers in 2005.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

          CUMULATIVE FUND PERFORMANCE: MAY 29, 2001 - DECEMBER 31, 2005

                                                    S&P 500 ENERGY
         DATE      ENERGY FUND     S&P 500 INDEX        INDEX*
       --------    -----------     -------------    --------------
       05/29/01         10,000            10,000            10,000
       05/31/01          9,984             9,908            10,045
       06/30/01          9,188             9,667             9,362
       07/31/01          9,040             9,571             9,207
       08/31/01          8,796             8,972             8,848
       09/30/01          8,088             8,248             8,248
       10/31/01          8,324             8,405             8,508
       11/30/01          7,984             9,050             8,151
       12/31/01          8,440             9,129             8,580
       01/31/02          8,052             8,996             8,417
       02/28/02          8,304             8,822             8,748
       03/31/02          9,060             9,154             9,329
       04/30/02          8,768             8,599             8,853
       05/31/02          8,376             8,536             8,861
       06/30/02          8,104             7,928             8,835
       07/31/02          7,072             7,310             7,709
       08/31/02          7,200             7,358             7,674
       09/30/02          6,648             6,558             7,010
       10/31/02          6,980             7,135             7,210
       11/30/02          7,180             7,555             7,439
       12/31/02          7,300             7,111             7,436
       01/31/03          7,040             6,925             7,244
       02/28/03          7,140             6,821             7,352
       03/31/03          7,052             6,887             7,436
       04/30/03          7,120             7,455             7,399
       05/31/03          7,972             7,847             8,000
       06/30/03          7,900             7,948             7,911
       07/31/03          7,504             8,088             7,712
       08/31/03          7,916             8,245             8,149
       09/30/03          7,748             8,158             7,945
       10/31/03          7,876             8,619             8,009
       11/30/03          7,980             8,695             7,998
       12/31/03          8,980             9,151             9,102
       01/31/04          9,100             9,319             9,215
       02/29/04          9,576             9,449             9,585
       03/31/04          9,556             9,306             9,520
       04/30/04          9,752             9,160             9,677
       05/31/04          9,616             9,286             9,687
       06/30/04         10,252             9,466            10,185
       07/31/04         10,536             9,153            10,523
       08/31/04         10,300             9,190            10,378
       09/30/04         11,290             9,290            11,246
       10/31/04         11,330             9,432            11,316
       11/30/04         12,294             9,813            11,963
       12/31/04         11,878            10,147            11,721
       01/31/05         12,210             9,900            12,039
       02/28/05         13,935            10,108            14,240
       03/31/05         13,679             9,929            13,720
       04/30/05         12,874             9,741            12,991
       05/31/05         13,279            10,051            13,168
       06/30/05         14,359            10,065            13,929
       07/31/05         15,432            10,439            14,725
       08/31/05         16,328            10,344            15,476
       09/30/05         17,270            10,428            16,404
       10/31/05         15,847            10,254            14,863
       11/30/05         16,099            10,642            15,063
       12/31/05         16,456            10,645            15,136

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                     SINCE
                                                       ONE         INCEPTION
                                                       YEAR        (05/29/01)
--------------------------------------------------------------------------------
ENERGY FUND                                           38.54%          11.46%
S&P 500 INDEX                                          4.91%           1.37%
S&P 500 ENERGY INDEX                                  31.37%          11.88%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 ENERGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                   ENERGY FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Oil, Gas & Consumable Fuels               71%
Energy Equipment & Services               29%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Exxon Mobil Corp.                       6.4%
BP  PLC -- SP ADR                       5.0%
Total SA -- SP ADR                      4.3%
Royal Dutch Shell PLC -- SP ADR         3.8%
Chevron Corp.                           3.7%
ConocoPhillips                          2.9%
Schlumberger Ltd.                       2.7%
Burlington Resources, Inc.              2.1%
Repsol YPF SA -- SP ADR                 2.0%
Halliburton Co.                         2.0%
---------------------------------------------
Top Ten Total                          34.9%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


40 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

INCEPTION: May 2, 2001

High crude oil prices, fueled by a combination of strong demand and constrained supply, produced rich profits for oil producers in 2005. In an effort to expand production, these producers increased their spending with the oilfield services companies that provide drilling rigs and associated products and services. This produced a 48.30% gain for Rydex Energy Services Fund in 2005. Energy services firms benefited not only from an increase in the number of drilling rigs in service, but also from significant increases in day rates for those rigs. These firms were front and center in the oil producers' efforts to increase global oil supply.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2005

                                                                S&P 500
         DATE     ENERGY SERVICES FUND      S&P 500 INDEX    ENERGY INDEX*
       --------   --------------------      -------------    -------------
       05/02/01                 10,000             10,000           10,000
       05/31/01                 10,376              9,923           10,409
       06/30/01                  8,272              9,682            9,702
       07/31/01                  7,620              9,587            9,541
       08/31/01                  6,660              8,986            9,168
       09/30/01                  5,700              8,261            8,547
       10/31/01                  6,772              8,418            8,817
       11/30/01                  6,584              9,064            8,447
       12/31/01                  7,096              9,143            8,892
       01/31/02                  6,836              9,010            8,722
       02/28/02                  7,112              8,836            9,066
       03/31/02                  7,844              9,169            9,668
       04/30/02                  7,976              8,613            9,174
       05/31/02                  7,776              8,549            9,182
       06/30/02                  6,864              7,940            9,156
       07/31/02                  5,940              7,321            7,989
       08/31/02                  6,060              7,369            7,952
       09/30/02                  5,571              6,568            7,264
       10/31/02                  5,944              7,147            7,472
       11/30/02                  6,296              7,567            7,709
       12/31/02                  6,239              7,123            7,706
       01/31/03                  5,953              6,936            7,506
       02/28/03                  6,278              6,832            7,619
       03/31/03                  5,983              6,898            7,705
       04/30/03                  6,048              7,467            7,668
       05/31/03                  7,029              7,860            8,290
       06/30/03                  6,690              7,960            8,198
       07/31/03                  6,083              8,101            7,991
       08/31/03                  6,513              8,259            8,444
       09/30/03                  6,122              8,171            8,233
       10/31/03                  6,083              8,633            8,300
       11/30/03                  6,027              8,709            8,288
       12/31/03                  6,764              9,166            9,432
       01/31/04                  7,198              9,334            9,550
       02/29/04                  7,641              9,464            9,933
       03/31/04                  7,411              9,321            9,866
       04/30/04                  7,402              9,175           10,028
       05/31/04                  7,111              9,300           10,038
       06/30/04                  7,753              9,481           10,555
       07/31/04                  8,044              9,168           10,905
       08/31/04                  7,914              9,205           10,754
       09/30/04                  8,782              9,304           11,654
       10/31/04                  8,556              9,446           11,726
       11/30/04                  9,198              9,829           12,397
       12/31/04                  9,046             10,163           12,146
       01/31/05                  9,415              9,915           12,476
       02/28/05                 10,444             10,124           14,757
       03/31/05                 10,235              9,945           14,218
       04/30/05                  9,415              9,756           13,462
       05/31/05                  9,827             10,067           13,646
       06/30/05                 10,713             10,081           14,434
       07/31/05                 11,958             10,456           15,260
       08/31/05                 12,674             10,360           16,038
       09/30/05                 13,151             10,444           16,999
       10/31/05                 12,387             10,270           15,402
       11/30/05                 13,060             10,659           15,610
       12/31/05                 13,416             10,662           15,685

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                      SINCE
                                                       ONE          INCEPTION
                                                       YEAR         (05/02/01)
--------------------------------------------------------------------------------
ENERGY SERVICES FUND                                  48.30%           6.50%
S&P 500 INDEX                                          4.91%           1.38%
S&P 500 ENERGY INDEX                                  31.37%          12.67%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 ENERGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                              ENERGY SERVICES FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

ENERGY EQUIPMENT & SERVICES              100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Schlumberger Ltd.                       9.1%
Halliburton Co.                         6.7%
Transocean, Inc.                        6.2%
Baker Hughes, Inc.                      5.6%
Weatherford International Ltd.          4.3%
Nabors Industries Ltd.                  4.2%
BJ Services Co.                         4.1%
Diamond Offshore Drilling, Inc.         3.9%
National Oilwell Varco, Inc.            3.9%
Noble Corp.                             3.8%
---------------------------------------------
Top Ten Total                          51.8%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 41

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the financial services sector.

INCEPTION: July 20, 2001

Eight quarter-point increases in the Fed funds rates during 2005 made it difficult for the financial services sector, which underperformed the S&P 500's 4.91% return. Rydex Financial Services Fund finished the year up 3.38%. For the second year in a row, banks were the worst performing industry group in the sector. Insurance, diversified financials, and real estate all had strong years. The diversified financials were driven up by the outstanding year in investment banking & brokerage while REITs--although cooling since 2004--remained a popular investment due to their high dividends. Underperformers included regional banks and thrifts & mortgage finance, which struggled throughout the year.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         CUMULATIVE FUND PERFORMANCE: JULY 20, 2001 - DECEMBER 31, 2005

                                                                    S&P 500
                                                                   FINANCIALS
         DATE      FINANCIAL SERVICES FUND      S&P 500 INDEX        INDEX*
       --------    -----------------------      -------------      ----------
       07/20/01                     10,000             10,000          10,000
       07/31/01                     10,108             10,005          10,088
       08/31/01                      9,496              9,378           9,458
       09/30/01                      8,992              8,621           8,887
       10/31/01                      8,680              8,785           8,708
       11/30/01                      9,280              9,459           9,315
       12/31/01                      9,560              9,542           9,503
       01/31/02                      9,480              9,403           9,334
       02/28/02                      9,460              9,222           9,185
       03/31/02                     10,064              9,568           9,784
       04/30/02                      9,980              8,988           9,510
       05/31/02                      9,984              8,922           9,478
       06/30/02                      9,500              8,286           9,012
       07/31/02                      8,628              7,640           8,284
       08/31/02                      8,808              7,691           8,437
       09/30/02                      7,678              6,855           7,436
       10/31/02                      8,097              7,458           8,090
       11/30/02                      8,406              7,897           8,408
       12/31/02                      8,117              7,433           7,942
       01/31/03                      7,988              7,239           7,792
       02/28/03                      7,775              7,130           7,536
       03/31/03                      7,682              7,199           7,492
       04/30/03                      8,486              7,792           8,394
       05/31/03                      8,993              8,203           8,820
       06/30/03                      9,005              8,307           8,826
       07/31/03                      9,403              8,454           9,207
       08/31/03                      9,355              8,619           9,100
       09/30/03                      9,370              8,527           9,143
       10/31/03                      9,993              9,010           9,748
       11/30/03                     10,106              9,089           9,705
       12/31/03                     10,464              9,565          10,160
       01/31/04                     10,855              9,741          10,459
       02/29/04                     11,209              9,876          10,722
       03/31/04                     11,064              9,727          10,594
       04/30/04                     10,541              9,575          10,081
       05/31/04                     10,839              9,706          10,253
       06/30/04                     10,891              9,895          10,282
       07/31/04                     10,589              9,567          10,044
       08/31/04                     10,955              9,606          10,367
       09/30/04                     11,065              9,710          10,258
       10/31/04                     11,267              9,858          10,280
       11/30/04                     11,787             10,257          10,566
       12/31/04                     12,255             10,606          10,996
       01/31/05                     11,739             10,348          10,741
       02/28/05                     11,800             10,566          10,659
       03/31/05                     11,424             10,379          10,231
       04/30/05                     11,215             10,182          10,213
       05/31/05                     11,602             10,506          10,477
       06/30/05                     11,945             10,521          10,604
       07/31/05                     12,405             10,912          10,742
       08/31/05                     12,106             10,812          10,526
       09/30/05                     12,142             10,900          10,611
       10/31/05                     12,151             10,718          10,927
       11/30/05                     12,678             11,123          11,393
       12/31/05                     12,669             11,127          11,406

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                       SINCE
                                                       ONE           INCEPTION
                                                       YEAR          (07/20/01)
--------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                                3.38%           5.46%
S&P 500 INDEX                                          4.91%           2.43%
S&p 500 FINANCIALS INDEX                               6.50%           5.44%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 FINANCIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                             FINANCIAL SERVICES FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Banks                         25%
Insurance                                24%
Real Estate                              17%
Capital Markets                          14%
Thrifts & Mortgage Finance                9%
Diversified Financial Services            6%
Consumer Finance                          5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
American International Group, Inc.      1.9%
Citigroup, Inc.                         1.7%
Bank of America Corp.                   1.4%
Wachovia Corp.                          1.3%
Capital One Financial Corp.             1.2%
J.P. Morgan Chase & Co.                 1.2%
Freddie Mac                             1.2%
Fannie Mae                              1.1%
Goldman Sachs Group, Inc.               1.0%
Bank of New York Co., Inc.              1.0%
---------------------------------------------
Top Ten Total                          13.0%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


42 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

INCEPTION: June 19, 2001

Two of the industries had substantial gains and two others were flat. The overall return for the fund was 10.64% for 2005. Health care providers & services was the best performing subsector with a return of 39.4%. "Big is better" is the biotechnology story and the major companies like Amgen, Genentech, Gilead Sciences and Genzyme Corp. boosted the performance of this segment to 20.1%. Lingering litigation and generic competition plagued the pharmaceuticals and led to a slight loss of 1.6%. Health care equipment and supplies had a positive performance of 2.1%.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         CUMULATIVE FUND PERFORMANCE: JUNE 19, 2001 - DECEMBER 31, 2005

                                                            S&P 500
                                                          HEALTH CARE
         DATE      HEALTH CARE FUND      S&P 500 INDEX      INDEX*
       --------    ----------------      -------------    -----------
       06/19/01              10,000             10,000         10,000
       06/30/01               9,552             10,100          9,363
       07/31/01               9,852             10,000          9,858
       08/31/01               9,516              9,374          9,491
       09/30/01               9,480              8,617          9,628
       10/31/01               9,436              8,781          9,573
       11/30/01               9,796              9,455         10,024
       12/31/01               9,528              9,538          9,698
       01/31/02               9,356              9,399          9,598
       02/28/02               9,360              9,218          9,622
       03/31/02               9,416              9,564          9,637
       04/30/02               8,848              8,984          9,033
       05/31/02               8,740              8,918          8,846
       06/30/02               7,856              8,283          8,028
       07/31/02               7,640              7,637          7,854
       08/31/02               7,736              7,687          7,937
       09/30/02               7,273              6,852          7,421
       10/31/02               7,538              7,455          7,857
       11/30/02               7,674              7,894          8,056
       12/31/02               7,498              7,430          7,761
       01/31/03               7,510              7,235          7,723
       02/28/03               7,342              7,127          7,573
       03/31/03               7,526              7,196          7,827
       04/30/03               7,943              7,789          8,093
       05/31/03               8,488              8,199          8,229
       06/30/03               8,688              8,304          8,577
       07/31/03               9,017              8,450          8,446
       08/31/03               8,944              8,615          8,119
       09/30/03               8,964              8,523          8,145
       10/31/03               9,205              9,006          8,199
       11/30/03               9,433              9,085          8,318
       12/31/03               9,730              9,561          8,794
       01/31/04              10,103              9,737          9,034
       02/29/04              10,167              9,872          9,096
       03/31/04              10,010              9,723          8,716
       04/30/04              10,131              9,571          8,983
       05/31/04              10,095              9,702          8,951
       06/30/04              10,167              9,891          8,920
       07/31/04               9,501              9,563          8,437
       08/31/04               9,598              9,602          8,568
       09/30/04               9,662              9,706          8,408
       10/31/04               9,438              9,854          8,221
       11/30/04               9,751             10,253          8,347
       12/31/04              10,335             10,602          8,815
       01/31/05              10,047             10,343          8,530
       02/28/05              10,271             10,561          8,777
       03/31/05              10,177             10,374          8,726
       04/30/05              10,409             10,177          9,019
       05/31/05              10,644             10,501          9,092
       06/30/05              10,701             10,516          9,053
       07/31/05              11,038             10,907          9,258
       08/31/05              11,107             10,808          9,206
       09/30/05              11,091             10,895          9,149
       10/31/05              10,827             10,713          8,873
       11/30/05              11,172             11,119          8,941
       12/31/05              11,436             11,122          9,243

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                      SINCE
                                                       ONE          INCEPTION
                                                       YEAR         (06/19/01)
--------------------------------------------------------------------------------
HEALTH CARE FUND                                      10.64%           3.00%
S&P 500 INDEX                                          4.91%           2.37%
S&P 500 HEALTH CARE INDEX                              6.46%          -0.30%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 HEALTH CARE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                HEALTH CARE FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

PHARMACEUTICALS                          33%
HEALTH CARE PROVIDERS & SERVICES         28%
HEALTH CARE EQUIPMENT & SUPPLIES         23%
BIOTECHNOLOGY                            16%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Johnson & Johnson, Inc.                 6.1%
Pfizer, Inc.                            5.8%
Genentech, Inc.                         3.7%
Amgen, Inc.                             3.7%
UnitedHealth Group, Inc.                3.6%
Merck & Co., Inc.                       3.0%
Medtronic, Inc.                         2.9%
Eli Lilly & Co.                         2.8%
Abbott Laboratories                     2.7%
Wyeth                                   2.6%
---------------------------------------------
Top Ten Total                          36.9%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 43

--------------------------------------------------------------------------------

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

INCEPTION: May 24, 2001

For the first time in three years, Internet companies failed to outpaced the S&P 500 Index. Internet systems software companies (including Symantec, McAfee and Check Point Software) had disappointing years, as did most Internet retailers and Internet equipment makers, such as Cisco, Sun and Research In Motion. The Internet software & services industry, which is dominated by Google and Yahoo, drove the performance in the fund. Generally, improved company fundamentals helped the industry. Rydex Internet Fund lost 1.38% for the year. Its modified cap weight strategy (less emphasis of the large-cap names) placed less emphasis on the large-cap Internet winners.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

          CUMULATIVE FUND PERFORMANCE: MAY 24, 2001 - DECEMBER 31, 2005

                                                             S&P 500
                                                           INFORMATION
                                                           TECHNOLOGY
         DATE        INTERNET FUND       S&P 500 INDEX       INDEX*
       --------      -------------       -------------     -----------
       05/24/01             10,000              10,000          10,000
       05/31/01              8,716               9,715           9,002
       06/30/01              8,232               9,479           9,105
       07/31/01              7,292               9,385           8,564
       08/31/01              5,840               8,798           7,482
       09/30/01              4,544               8,087           6,010
       10/31/01              5,236               8,241           7,055
       11/30/01              6,360               8,874           8,257
       12/31/01              6,304               8,951           8,096
       01/31/02              5,976               8,821           8,207
       02/28/02              4,804               8,651           7,055
       03/31/02              5,216               8,976           7,491
       04/30/02              4,336               8,432           6,562
       05/31/02              4,172               8,370           6,308
       06/30/02              3,608               7,773           5,540
       07/31/02              3,132               7,167           5,078
       08/31/02              3,196               7,215           5,015
       09/30/02              2,780               6,430           4,134
       10/31/02              3,440               6,996           5,056
       11/30/02              4,288               7,408           5,907
       12/31/02              3,572               6,973           5,054
       01/31/03              3,540               6,790           4,968
       02/28/03              3,484               6,689           5,088
       03/31/03              3,512               6,753           5,026
       04/30/03              3,880               7,310           5,479
       05/31/03              4,544               7,695           5,938
       06/30/03              4,620               7,793           5,933
       07/31/03              4,764               7,930           6,262
       08/31/03              5,036               8,085           6,617
       09/30/03              4,912               7,999           6,572
       10/31/03              5,384               8,452           7,106
       11/30/03              5,524               8,526           7,216
       12/31/03              5,872               8,973           7,406
       01/31/04              6,284               9,138           7,664
       02/29/04              6,176               9,265           7,412
       03/31/04              6,144               9,125           7,213
       04/30/04              5,788               8,982           6,876
       05/31/04              6,196               9,105           7,215
       06/30/04              6,464               9,282           7,413
       07/31/04              5,764               8,975           6,853
       08/31/04              5,468               9,011           6,483
       09/30/04              5,788               9,109           6,671
       10/31/04              6,144               9,248           7,020
       11/30/04              6,604               9,622           7,357
       12/31/04              6,804               9,950           7,564
       01/31/05              6,156               9,707           7,168
       02/28/05              5,780               9,911           7,166
       03/31/05              5,740               9,736           6,999
       04/30/05              5,516               9,551           6,722
       05/31/05              6,180               9,855           7,239
       06/30/05              5,920               9,869           7,112
       07/31/05              6,264              10,236           7,528
       08/31/05              6,204              10,143           7,505
       09/30/05              6,442              10,225           7,524
       10/31/05              6,405              10,055           7,358
       11/30/05              6,715              10,435           7,824
       12/31/05              6,710              10,438           7,593

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                      SINCE
                                                       ONE          INCEPTION
                                                       YEAR         (05/24/01)
--------------------------------------------------------------------------------
INTERNET FUND                                         -1.38%          -8.30%
S&P 500 INDEX                                          4.91%           0.94%
S&P 500 INFORMATION TECHNOLOGY INDEX                   0.99%          -5.42%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                  INTERNET FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

OTHER                                         16%
DIVERSIFIED TELECOMMUNICATION SERVICES        25%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT      23%
CAPITAL MARKETS                               17%
COMMERCIAL SERVICES & SUPPLIES                13%
IT SERVICES                                    6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Google, Inc. -- Class A                 7.6%
Cisco Systems, Inc.                     7.6%
Time Warner, Inc.                       6.4%
Qualcomm, Inc.                          6.1%
Yahoo!, Inc.                            6.0%
eBay, Inc.                              5.9%
Amazon.com, Inc.                        3.4%
Symantec Corp.                          3.0%
Sun Microsystems, Inc.                  2.9%
Qwest Communications
  International, Inc.                   2.8%
---------------------------------------------
Top Ten Total                          51.7%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


44 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies in the leisure and entertainment businesses.

INCEPTION: May 22, 2001

For the first time in four years, the leisure industry failed to outperform the S&P 500 Index. Rydex Leisure Fund fell 4.87% for the year. Both media and leisure equipment products experienced very difficult years. Some of last years' big winners--for example, casinos & gaming as well as home entertainment software--became losers this year. In fact, the only positive performers were restaurants, leisure facilities and the hotel resorts & cruise line industry.

          CUMULATIVE FUND PERFORMANCE: MAY 22, 2001 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                    S&P 500 CONSUMER
                                                     DISCRETIONARY
         DATE     LEISURE FUND      S&P 500 INDEX        INDEX*
       --------   ------------      -------------   ----------------
       05/22/01         10,000             10,000             10,000
       05/31/01          9,528              9,595              9,536
       06/30/01          9,488              9,362              9,388
       07/31/01          8,792              9,270              9,415
       08/31/01          7,872              8,689              8,414
       09/30/01          6,136              7,988              7,346
       10/31/01          6,368              8,140              7,513
       11/30/01          6,980              8,764              8,530
       12/31/01          7,236              8,841              8,734
       01/31/02          7,504              8,712              8,656
       02/28/02          7,424              8,544              8,760
       03/31/02          7,828              8,865              8,917
       04/30/02          8,060              8,328              8,553
       05/31/02          8,020              8,267              8,533
       06/30/02          7,608              7,678              7,842
       07/31/02          7,000              7,079              6,919
       08/31/02          6,876              7,126              7,096
       09/30/02          6,292              6,351              6,482
       10/31/02          6,312              6,910              6,900
       11/30/02          6,572              7,317              7,234
       12/31/02          6,168              6,887              6,599
       01/31/03          5,908              6,707              6,382
       02/28/03          5,676              6,606              6,324
       03/31/03          5,912              6,670              6,494
       04/30/03          6,272              7,220              7,244
       05/31/03          6,688              7,600              7,609
       06/30/03          6,952              7,697              7,717
       07/31/03          7,180              7,833              7,882
       08/31/03          7,380              7,985              8,272
       09/30/03          7,320              7,901              7,875
       10/31/03          7,908              8,348              8,576
       11/30/03          8,124              8,421              8,648
       12/31/03          8,320              8,863              8,980
       01/31/04          8,580              9,025              8,907
       02/29/04          9,004              9,151              9,087
       03/31/04          9,148              9,013              9,073
       04/30/04          8,796              8,871              8,928
       05/31/04          8,708              8,993              8,987
       06/30/04          8,836              9,168              9,029
       07/31/04          8,500              8,864              8,668
       08/31/04          8,392              8,900              8,653
       09/30/04          8,812              8,997              8,903
       10/31/04          8,990              9,134              9,263
       11/30/04          9,615              9,504              9,629
       12/31/04         10,305              9,827             10,071
       01/31/05         10,111              9,588              9,650
       02/28/05         10,106              9,789              9,600
       03/31/05         10,131              9,616              9,477
       04/30/05          9,591              9,434              8,862
       05/31/05         10,033              9,734              9,376
       06/30/05          9,891              9,748              9,363
       07/31/05         10,098             10,110              9,885
       08/31/05          9,729             10,018              9,538
       09/30/05          9,504             10,099              9,259
       10/31/05          9,384              9,931              9,072
       11/30/05          9,839             10,306              9,416
       12/31/05          9,804             10,310              9,330

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                       SINCE
                                                       ONE           INCEPTION
                                                       YEAR         (05/22/01)
--------------------------------------------------------------------------------
LEISURE FUND                                          -4.87%          -0.43%
S&P 500 INDEX                                          4.91%           0.66%
S&P 500 CONSUMER DISCRETIONARY INDEX                  -6.37%          -0.55%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER DISCRETIONARY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                  LEISURE FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

HOTELS, RESTAURANTS & LEISURE             61%
MEDIA                                     23%
LEISURE EQUIPMENT & PRODUCTS              11%
SOFTWARE                                   5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------
Time Warner, Inc.                           5.3%
The Walt Disney Co.                         4.3%
Viacom, Inc. Class B                        4.1%
McDonald's Corp.                            4.0%
Carnival Corp.                              3.8%
News Corp. -- Class A                       3.6%
Starbucks Corp.                             3.2%
Marriott International, Inc. -- Class A     2.6%
Las Vegas Sands Corp.                       2.5%
Yum! Brands, Inc.                           2.4%
-------------------------------------------------
Top Ten Total                              35.8%
-------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 45

--------------------------------------------------------------------------------

PRECIOUS METALS FUND

OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

INCEPTION: May 29, 1997

Precious metals stocks continued to exhibit weakness into the early spring of 2005. However, the sector regained its footing as investors looked to gold (and companies associated with gold and precious metals mining) as a safe haven. After falling nearly 15% in the first four months of the year, precious metals stocks rallied as the XAU gained 30.55% by year-end. Rydex Precious Metals Fund's methodology caused the fund to be underweighted in larger-cap stocks like Barrick Gold and overweighted in small-cap stocks relative to the XAU. This led to the fund's underperformance relative to the XAU, which consists of 12 precious metals mining companies. For the year, Rydex Precious Metals Fund gained 20.89%.

          CUMULATIVE FUND PERFORMANCE: MAY 29, 1997 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                              S&P 500
                                                             MATERIALS
         DATE     PRECIOUS METALS FUND     S&P 500 INDEX      INDEX*
       --------   --------------------     -------------     ---------
       05/29/97                 10,000            10,000        10,000
       06/30/97                  8,870            10,500        10,368
       09/30/97                  9,990            11,287        10,774
       12/31/97                  7,020            11,611         9,790
       03/31/98                  7,650            13,230        10,810
       06/30/98                  6,610            13,667        10,407
       09/30/98                  6,730            12,308         8,772
       12/31/98                  5,810            14,929         9,009
       03/31/99                  5,240            15,673         9,077
       06/30/99                  5,740            16,777        10,894
       09/30/99                  6,499            15,730         9,953
       12/31/99                  5,602            18,070        11,078
       03/31/00                  4,611            18,485         9,667
       06/30/00                  4,797            17,994         8,177
       09/30/00                  4,323            17,819         7,495
       12/31/00                  4,446            16,425         9,114
       03/31/01                  4,333            14,478         8,547
       06/30/01                  4,890            15,325         9,414
       09/30/01                  5,179            13,076         8,265
       12/31/01                  5,024            14,473         9,206
       03/31/02                  6,603            14,513        10,169
       06/30/02                  6,819            12,568         9,899
       09/30/02                  6,541            10,397         7,581
       12/31/02                  7,314            11,274         8,497
       03/31/03                  6,272            10,919         7,830
       06/30/03                  7,139            12,600         8,848
       09/30/03                  8,202            12,933         9,350
       12/31/03                 10,306            14,508        11,450
       03/31/04                 10,255            14,754        11,189
       06/30/04                  8,129            15,008        11,409
       09/30/04                  9,532            14,728        11,749
       12/31/04                  8,841            16,087        12,686
       03/31/05                  8,243            15,741        12,846
       06/30/05                  8,057            15,957        11,566
       09/30/05                  9,553            16,532        11,721
       12/31/05                 10,688            16,877        12,958

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                      SINCE
                                        ONE            FIVE         INCEPTION
                                        YEAR           YEAR         (05/29/97)
--------------------------------------------------------------------------------
PRECIOUS METALS FUND                   20.89%         19.17%           0.78%
S&P 500 INDEX                           4.91%          0.54%           6.28%
S&P 500 MATERIALS INDEX                 4.69%          9.89%           5.40%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THe S&P 500 MATERIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                              PRECIOUS METALS FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

METALS & MINING                         100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Newmont Mining Corp.                   13.9%
Freeport-McMoRan
   Copper & Gold, Inc. -- Class B       9.7%
Placer Dome, Inc.                       6.8%
Barrick Gold Corp.                      6.4%
Goldcorp, Inc.                          6.1%
AngloGold Ashanti Ltd. -- SP ADR        5.4%
Gold Fields Ltd. -- SP ADR              4.6%
Glamis Gold Ltd.                        4.1%
Harmony Gold Mining Co. Ltd. --
   SP ADR                               3.7%
Agnico-Eagle Mines Ltd.                 3.4%
---------------------------------------------
Top Ten Total                          64.1%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


46 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITS").

INCEPTION: October 1, 2001

Since 1999, the REIT industry has easily outperformed the broader markets. REITs outperformed again in 2005 with the S&P REIT Index gaining 5.93% versus 4.91% for the S&P 500 Index. REITs have historically provided less volatility than the broader markets; however, volatility increased in 2005 with REITs experiencing greater price swings than the S&P 500. In fact, REIT volatility was double that of the broader markets. REITs shook off rising interest rate fears at the beginning of the year and benefited from steady and resilient economic growth. Rydex Real Estate Fund gained 7.15% in 2005.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                          S&P REIT
                                                          COMPOSITE
         DATE      REAL ESTATE FUND     S&P 500 INDEX      INDEX*
       --------    ----------------     -------------     ---------
       10/01/01              10,000            10,000        10,000
       10/31/01               9,708            10,214         9,691
       11/30/01              10,208            10,998        10,168
       12/31/01              10,409            11,094        10,312
       01/31/02              10,284            10,932        10,295
       02/28/02              10,401            10,721        10,453
       03/31/02              10,975            11,124        11,005
       04/30/02              10,979            10,450        11,041
       05/31/02              11,100            10,373        11,123
       06/30/02              11,338             9,634        11,350
       07/31/02              10,757             8,883        10,736
       08/31/02              10,733             8,942        10,666
       09/30/02              10,276             7,970        10,161
       10/31/02               9,782             8,671         9,633
       11/30/02              10,231             9,182        10,034
       12/31/02              10,293             8,642        10,028
       01/31/03               9,963             8,416         9,693
       02/28/03              10,062             8,289         9,749
       03/31/03              10,215             8,370         9,876
       04/30/03              10,623             9,059        10,264
       05/31/03              11,122             9,537        10,815
       06/30/03              11,332             9,658        11,046
       07/31/03              11,914             9,829        11,583
       08/31/03              11,910            10,020        11,588
       09/30/03              12,280             9,914        11,895
       10/31/03              12,490            10,475        12,053
       11/30/03              13,019            10,567        12,498
       12/31/03              13,413            11,121        12,783
       01/31/04              13,923            11,325        13,296
       02/29/04              14,149            11,483        13,489
       03/31/04              14,956            11,309        14,184
       04/30/04              12,796            11,132        12,037
       05/31/04              13,683            11,285        12,855
       06/30/04              14,118            11,504        13,164
       07/31/04              14,118            11,123        13,147
       08/31/04              15,204            11,168        14,163
       09/30/04              15,198            11,289        14,065
       10/31/04              15,922            11,462        14,785
       11/30/04              16,610            11,926        15,342
       12/31/04              17,375            12,331        15,951
       01/31/05              15,995            12,031        14,547
       02/28/05              16,361            12,284        14,948
       03/31/05              16,004            12,066        14,588
       04/30/05              16,722            11,838        15,367
       05/31/05              17,298            12,214        15,843
       06/30/05              18,180            12,232        16,515
       07/31/05              19,231            12,686        17,646
       08/31/05              18,477            12,571        16,903
       09/30/05              18,488            12,672        16,908
       10/31/05              18,021            12,461        16,486
       11/30/05              18,724            12,933        17,093
       12/31/05              18,617            12,937        16,896

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                      SINCE
                                                       ONE          INCEPTION
                                                       YEAR         (10/01/01)
--------------------------------------------------------------------------------
REAL ESTATE FUND                                       7.15%          15.75%
S&P 500 INDEX                                          4.91%           6.25%
S&P REIT COMPOSITE INDEX                              11.59%          20.35%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P REIT COMPOSITE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                REAL ESTATE FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

REAL ESTATE                             100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Simon Property Group, Inc.              2.6%
Equity Residential                      2.1%
General Growth Properties, Inc.         2.1%
Equity Office Properties Trust          2.0%
Vornado Realty Trust                    2.0%
Prologis                                1.9%
Archstone-Smith Trust                   1.8%
Boston Properties, Inc.                 1.8%
Public Storage, Inc.                    1.7%
Host Marriott Corp.                     1.7%
---------------------------------------------
Top Ten Total                          19.7%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 47

--------------------------------------------------------------------------------

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

INCEPTION: July 23, 2001

Consumer confidence indices, while volatile, finished the year very close to their starting point and retail sales growth remained positive for most of the year. Rydex Retailing Fund, up 5.48%, slightly overperformed the S&P 500 Index. Department stores, apparel retailers and catalog retail led the gainers. Home-furnishing retail, Internet retail and food and staples retailers all experienced negative returns. The fund's overweighted position in smaller-cap stocks and the specialty retail segment helped the fund outperform the S&P 500 Index.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         CUMULATIVE FUND PERFORMANCE: JULY 23, 2001 - DECEMBER 31, 2005

                                                                S&P 500
                                                               CONSUMER
                                                             DISCRETIONARY
         DATE       RETAILING FUND       S&P 500 INDEX          INDEX*
       --------     --------------       -------------       -------------
       07/23/01             10,000              10,000              10,000
       07/31/01             10,224              10,171              10,306
       08/31/01              9,400               9,534               9,211
       09/30/01              8,412               8,764               8,042
       10/31/01              8,628               8,932               8,225
       11/30/01              9,892               9,617               9,337
       12/31/01             10,260               9,701               9,561
       01/31/02             10,420               9,559               9,476
       02/28/02             10,408               9,375               9,589
       03/31/02             10,480               9,728               9,762
       04/30/02             10,300               9,138               9,364
       05/31/02             10,112               9,070               9,341
       06/30/02              9,520               8,424               8,584
       07/31/02              8,344               7,768               7,574
       08/31/02              8,600               7,819               7,769
       09/30/02              7,833               6,969               7,096
       10/31/02              8,436               7,582               7,553
       11/30/02              8,780               8,029               7,919
       12/31/02              8,012               7,557               7,224
       01/31/03              7,696               7,359               6,986
       02/28/03              7,538               7,249               6,923
       03/31/03              7,783               7,319               7,109
       04/30/03              8,598               7,922               7,930
       05/31/03              8,992               8,339               8,330
       06/30/03              9,316               8,446               8,448
       07/31/03              9,798               8,594               8,629
       08/31/03             10,624               8,762               9,055
       09/30/03              9,958               8,669               8,621
       10/31/03             10,979               9,159               9,388
       11/30/03             11,146               9,240               9,468
       12/31/03             10,838               9,725               9,831
       01/31/04             10,775               9,903               9,750
       02/29/04             11,409              10,041               9,947
       03/31/04             11,434               9,889               9,932
       04/30/04             11,004               9,734               9,773
       05/31/04             11,179               9,868               9,838
       06/30/04             11,317              10,060               9,884
       07/31/04             10,658               9,727               9,488
       08/31/04             10,412               9,766               9,473
       09/30/04             10,639               9,872               9,747
       10/31/04             10,939              10,022              10,141
       11/30/04             11,529              10,428              10,541
       12/31/04             11,928              10,783              11,025
       01/31/05             11,637              10,520              10,564
       02/28/05             11,771              10,741              10,510
       03/31/05             12,075              10,551              10,374
       04/30/05             11,243              10,351               9,701
       05/31/05             12,223              10,680              10,264
       06/30/05             12,613              10,696              10,249
       07/31/05             13,297              11,093              10,821
       08/31/05             12,375              10,992              10,442
       09/30/05             11,867              11,081              10,136
       10/31/05             11,940              10,896               9,931
       11/30/05             12,653              11,309              10,308
       12/31/05             12,581              11,312              10,214

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                       SINCE
                                                    ONE              INCEPTION
                                                    YEAR             (07/23/01)
--------------------------------------------------------------------------------
RETAILING FUND                                      5.48%              5.31%
S&P 500 INDEX                                       4.91%              2.82%
S&P 500 CONSUMER DISCRETIONARY INDEX               -6.37%              1.46%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER DISCRETIONARY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                 RETAILING FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

OTHER                                        2%
SPECIALTY RETAIL                            57%
MULTILINE RETAIL                            17%
FOOD & STAPLES RETAILING                    15%
INTERNET & CATALOG RETAIL                    9%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Wal-Mart Stores, Inc.                   6.3%
Home Depot, Inc.                        4.2%
eBay, Inc.                              3.5%
Lowe's Cos., Inc.                       3.2%
Target Corp.                            3.1%
Walgreen Co.                            2.9%
Costco Wholesale Corp.                  2.4%
Best Buy Co., Inc.                      2.0%
Amazon.com, Inc.                        2.0%
CVS Corp.                               1.9%
---------------------------------------------
Top Ten Total                          31.5%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


48 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

INCEPTION: May 2, 2001

The best two industries in the technology sector were Internet software and IT services. Due to rising broadband usage and high levels of innovations and product enhancements, Internet software still had room to grow. IT services continued to benefit from outsourcing to low-unit cost labor supply in India, though it became more cyclical recently. Rydex Technology Fund returned 3.11% for the year.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2005

                                                                S&P 500
                                                              INFORMATION
                                                              TECHNOLOGY
         DATE      TECHNOLOGY FUND       S&P 500 INDEX          INDEX*
       --------    ---------------       -------------        -----------
       05/02/01             10,000              10,000             10,000
       05/31/01              8,972               9,923              9,007
       06/30/01              8,896               9,682              9,111
       07/31/01              8,220               9,587              8,569
       08/31/01              7,112               8,986              7,487
       09/30/01              5,640               8,261              6,014
       10/31/01              6,524               8,418              7,059
       11/30/01              7,596               9,064              8,262
       12/31/01              7,444               9,143              8,100
       01/31/02              7,408               9,010              8,211
       02/28/02              6,432               8,836              7,058
       03/31/02              6,820               9,169              7,495
       04/30/02              6,032               8,613              6,566
       05/31/02              5,776               8,549              6,312
       06/30/02              4,992               7,940              5,543
       07/31/02              4,500               7,321              5,081
       08/31/02              4,480               7,369              5,018
       09/30/02              3,651               6,568              4,137
       10/31/02              4,524               7,147              5,059
       11/30/02              5,419               7,567              5,910
       12/31/02              4,533               7,123              5,056
       01/31/03              4,482               6,936              4,971
       02/28/03              4,542               6,832              5,091
       03/31/03              4,496               6,898              5,029
       04/30/03              4,962               7,467              5,482
       05/31/03              5,707               7,860              5,941
       06/30/03              5,725               7,960              5,937
       07/31/03              6,127               8,101              6,265
       08/31/03              6,785               8,259              6,621
       09/30/03              6,506               8,171              6,576
       10/31/03              7,170               8,633              7,110
       11/30/03              7,307               8,709              7,220
       12/31/03              7,312               9,166              7,410
       01/31/04              7,705               9,334              7,668
       02/29/04              7,524               9,464              7,416
       03/31/04              7,391               9,321              7,217
       04/30/04              6,855               9,175              6,880
       05/31/04              7,239               9,300              7,219
       06/30/04              7,361               9,481              7,417
       07/31/04              6,580               9,168              6,857
       08/31/04              6,207               9,205              6,487
       09/30/04              6,454               9,304              6,675
       10/31/04              6,821               9,446              7,024
       11/30/04              7,183               9,829              7,361
       12/31/04              7,396              10,163              7,569
       01/31/05              6,920               9,915              7,171
       02/28/05              6,969              10,124              7,170
       03/31/05              6,794               9,945              7,003
       04/30/05              6,514               9,756              6,726
       05/31/05              7,139              10,067              7,243
       06/30/05              7,018              10,081              7,115
       07/31/05              7,462              10,456              7,532
       08/31/05              7,374              10,360              7,509
       09/30/05              7,468              10,444              7,528
       10/31/05              7,380              10,270              7,363
       11/30/05              7,747              10,659              7,829
       12/31/05              7,626              10,662              7,597

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                       SINCE
                                                     ONE             INCEPTION
                                                    YEAR             (05/02/01)
--------------------------------------------------------------------------------
TECHNOLOGY FUND                                     3.11%              -5.64%
S&P 500 INDEX                                       4.91%               1.38%
S&P 500 INFORMATION TECHNOLOGY INDEX                0.99%              -5.34%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                 TECHNOLOGY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

OTHER                                        1%
SOFTWARE                                    23%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT    20%
COMPUTERS & PERIPHERALS                     17%
COMMUNICATIONS EQUIPMENT                    15%
IT SERVICES                                 11%
ELECTRONIC EQUIPMENT & INSTRUMENTS           7%
INTERNET SOFTWARE & SERVICES                 6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Microsoft Corp.                         6.9%
Intel Corp.                             4.4%
International Business Machines Corp.   3.9%
Cisco Systems, Inc.                     3.3%
Google, Inc. -- Class A                 2.9%
Hewlett-Packard Co.                     2.7%
Qualcomm, Inc.                          2.4%
Dell, Inc.                              2.4%
Apple Computer, Inc.                    2.3%
Oracle Corp.                            2.3%
---------------------------------------------
Top Ten Total                          33.5%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 49

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

INCEPTION: July 27, 2001

Telecom had a tough year in 2005. When the market was in the difficult first four months, the sector broke the usually strong correlation with the utilities sector as a defensive play. It was among the worst performing sectors in the first three quarters. When a rally occurred, it picked up the correlation with the utilities sector but failed to make up the loss to beat the overall market in the last quarter. Rydex Telecommunications Fund returned 1.16% for the year.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         CUMULATIVE FUND PERFORMANCE: JULY 27, 2001 - DECEMBER 31, 2005

                                                                 S&P 500
                   TELECOMMUNICATIONS                       TELECOMMUNICATION
         DATE             FUND            S&P 500 INDEX      SERVICES INDEX*
       --------    ------------------     -------------     -----------------
       07/27/01                10,000            10,000                10,000
       07/31/01                 9,960            10,045                 9,837
       08/31/01                 8,932             9,416                 8,924
       09/30/01                 8,804             8,656                 9,430
       10/31/01                 8,524             8,821                 8,154
       11/30/01                 9,092             9,498                 8,301
       12/31/01                 9,024             9,581                 8,440
       01/31/02                 8,180             9,441                 7,753
       02/28/02                 7,292             9,259                 7,253
       03/31/02                 7,216             9,607                 7,097
       04/30/02                 6,076             9,025                 5,965
       05/31/02                 5,936             8,958                 6,182
       06/30/02                 5,176             8,320                 5,406
       07/31/02                 4,576             7,672                 4,703
       08/31/02                 4,668             7,722                 4,620
       09/30/02                 3,948             6,883                 3,966
       10/31/02                 5,148             7,489                 5,230
       11/30/02                 6,188             7,929                 5,858
       12/31/02                 5,452             7,464                 5,411
       01/31/03                 5,420             7,268                 5,033
       02/28/03                 5,184             7,159                 4,612
       03/31/03                 5,096             7,228                 4,595
       04/30/03                 5,588             7,824                 5,008
       05/31/03                 6,188             8,236                 5,344
       06/30/03                 6,216             8,341                 5,535
       07/31/03                 6,232             8,488                 5,196
       08/31/03                 6,488             8,654                 5,196
       09/30/03                 6,512             8,562                 4,976
       10/31/03                 6,992             9,046                 5,200
       11/30/03                 7,068             9,126                 5,135
       12/31/03                 7,288             9,604                 5,589
       01/31/04                 8,072             9,781                 5,795
       02/29/04                 8,220             9,917                 5,910
       03/31/04                 7,936             9,767                 5,821
       04/30/04                 7,372             9,614                 5,788
       05/31/04                 7,444             9,746                 5,550
       06/30/04                 7,720             9,935                 5,718
       07/31/04                 7,204             9,606                 5,897
       08/31/04                 7,120             9,645                 5,964
       09/30/04                 7,392             9,750                 6,034
       10/31/04                 7,676             9,899                 6,088
       11/30/04                 8,072            10,299                 6,329
       12/31/04                 8,212            10,650                 6,482
       01/31/05                 7,640            10,390                 5,989
       02/28/05                 7,588            10,609                 6,028
       03/31/05                 7,376            10,421                 5,924
       04/30/05                 7,284            10,223                 5,932
       05/31/05                 7,700            10,548                 6,003
       06/30/05                 7,800            10,563                 6,080
       07/31/05                 8,256            10,956                 6,270
       08/31/05                 8,232            10,856                 6,052
       09/30/05                 8,405            10,944                 5,960
       10/31/05                 8,135            10,762                 5,836
       11/30/05                 8,453            11,169                 6,123
       12/31/05                 8,308            11,173                 5,895

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                       SINCE
                                                     ONE             INCEPTION
                                                    YEAR             (07/27/01)
--------------------------------------------------------------------------------
TELECOMMUNICATONS FUND                              1.16%              -4.10%
S&P 500 INDEX                                       4.91%               2.53%
S&P 500 TELECOMMUNICATONS SERVICES INDEX           -5.34%              -8.37%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 TELECOMMUNICATIONS SERVICES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                             TELECOMMUNICATIONS FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

COMMUNICATIONS EQUIPMENT                    55%
WIRELESS TELECOMMUNICATION SERVICES         22%
DIVERSIFIED TELECOMMUNICATION SERVICES      18%
MACHINERY                                    5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Cisco Systems, Inc.                     6.0%
Vodafone Group  PLC -- SP ADR           5.8%
Nokia OYJ -- SP ADR                     5.2%
AT&T, Inc.                              5.2%
Verizon Communications, Inc.            4.9%
Sprint Nextel Corp.                     4.7%
Qualcomm, Inc.                          4.6%
Motorola, Inc.                          4.3%
Telefonaktiebolaget LM Ericsson --
   SP ADR                               3.9%
BellSouth Corp.                         3.6%
---------------------------------------------
Top Ten Total                          48.2%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


50 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

INCEPTION: June 11, 2001

Railroad and marine stocks did particularly well during 2005, rising 32.80% and 25.64% respectively. Strong demand for rail and water-based shipping services helped drive these industries higher. In fact, demand for commercial transportation services outstripped available rail capacity, allowing railroad companies to increase rates. Airline stocks suffered through much of the year before rallying in the fall. A fifth year of heavy losses wore down the industry further with Delta and Northwest Airlines announcing bankruptcy filings in September. However, signs of improving pricing power and a potential reduction in competition (fewer airlines) bolstered these stocks and led to a rally in airlines, which in turn assisted in the turnaround performance of the transportation industry in the fourth quarter of 2005. The transportation industry outperformed the S&P 500 Index in 2005. Rydex Transportation Fund was up 8.48% for the year.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         CUMULATIVE FUND PERFORMANCE: JUNE 11, 2001 - DECEMBER 31, 2005

                                                                  S&P 500
                                                                INDUSTRIALS
         DATE      TRANSPORTATION FUND      S&P 500 INDEX         INDEX*
       --------    -------------------      -------------       -----------
       06/11/01                 10,000             10,000            10,000
       06/30/01                 10,008              9,766             9,810
       07/31/01                 10,184              9,670             9,473
       08/31/01                  9,760              9,064             9,056
       09/30/01                  8,112              8,332             7,934
       10/31/01                  8,392              8,491             8,091
       11/30/01                  9,448              9,143             8,838
       12/31/01                  9,760              9,223             9,224
       01/31/02                 10,312              9,088             8,735
       02/28/02                 10,412              8,913             8,937
       03/31/02                 10,584              9,248             9,071
       04/30/02                  9,704              8,687             8,221
       05/31/02                  9,820              8,623             8,233
       06/30/02                  9,748              8,009             7,750
       07/31/02                  8,652              7,385             7,418
       08/31/02                  8,404              7,433             7,248
       09/30/02                  8,004              6,625             6,366
       10/31/02                  8,484              7,209             6,607
       11/30/02                  8,780              7,633             7,018
       12/31/02                  8,620              7,184             6,681
       01/31/03                  7,940              6,996             6,355
       02/28/03                  7,608              6,891             6,239
       03/31/03                  7,860              6,958             6,315
       04/30/03                  8,704              7,531             6,984
       05/31/03                  8,972              7,928             7,166
       06/30/03                  8,904              8,029             7,280
       07/31/03                  9,316              8,171             7,488
       08/31/03                  9,568              8,330             7,794
       09/30/03                  9,508              8,242             7,576
       10/31/03                 10,204              8,708             8,000
       11/30/03                 10,200              8,785             8,109
       12/31/03                 10,388              9,245             8,668
       01/31/04                  9,900              9,415             8,761
       02/29/04                  9,888              9,546             8,664
       03/31/04                  9,936              9,402             8,544
       04/30/04                 10,004              9,254             8,528
       05/31/04                 10,220              9,381             8,719
       06/30/04                 11,000              9,564             9,225
       07/31/04                 10,444              9,247             9,030
       08/31/04                 10,440              9,285             8,998
       09/30/04                 10,838              9,385             9,180
       10/31/04                 11,700              9,528             9,278
       11/30/04                 12,337              9,914             9,807
       12/31/04                 12,776             10,251            10,050
       01/31/05                 11,927             10,001             9,778
       02/28/05                 12,102             10,212             9,821
       03/31/05                 11,931             10,031             9,846
       04/30/05                 11,005              9,841             9,545
       05/31/05                 11,663             10,154             9,757
       06/30/05                 11,289             10,168             9,473
       07/31/05                 12,224             10,547             9,786
       08/31/05                 11,793             10,450             9,548
       09/30/05                 12,140             10,535             9,655
       10/31/05                 12,616             10,359             9,544
       11/30/05                 13,605             10,751            10,074
       12/31/05                 13,860             10,755            10,086

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                       SINCE
                                                    ONE              INCEPTION
                                                    YEAR            (06/11/01)
--------------------------------------------------------------------------------
TRANSPORTATION FUND                                 8.48%              7.43%
S&P 500 INDEX                                       4.91%              1.61%
S&P 500 INDUSTRIALS INDEX                           2.32%              2.00%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INDUSTRIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                               TRANSPORTATION FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

OTHER                                        4%
ROAD & RAIL                                 48%
AIR FREIGHT & LOGISTICS                     31%
AIRLINES                                    17%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
United Parcel Service, Inc. -- Class B     9.5%
FedEx Corp.                                8.0%
Burlington Northern Santa Fe Corp.         7.4%
Union Pacific Corp.                        6.4%
Norfolk Southern Corp.                     6.1%
Southwest Airlines Co.                     5.0%
CSX Corp.                                  4.6%
Expeditors International
   Washington, Inc.                        3.9%
CH Robinson Worldwide, Inc.                3.6%
AMR Corp.                                  3.6%
-----------------------------------------------
Top Ten Total                             58.1%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 51

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utiltities.

INCEPTION: May 2, 2001

Despite a correction in the fourth quarter, Rydex Utilities Fund turned in a solid 10.56% gain during 2005. During the first three quarters, the sector appeared to be riding on the coattails of 2004, benefiting from investors' appetite for its relatively high dividend yield (taxed at a favorable 15% federal rate), as well as some merger activity. The fourth quarter performance may signify a shift in investor focus to some of the challenges in the sector. These include rich valuations, higher and increasing interest rate costs for this capital-intensive sector, hurricane damage to facilities in the Gulf states, rising fuel costs and a maze of regulatory issues.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2005

                                                                S&P 500
                                                               UTILITIES
         DATE       UTILITIES FUND       S&P 500 INDEX          INDEX*
       --------     --------------       -------------         ---------
       05/02/01             10,000              10,000            10,000
       05/31/01              9,904               9,923             9,888
       06/30/01              9,124               9,682             9,084
       07/31/01              8,672               9,587             8,656
       08/31/01              8,460               8,986             8,382
       09/30/01              7,548               8,261             7,395
       10/31/01              7,500               8,418             7,360
       11/30/01              7,072               9,064             6,932
       12/31/01              7,292               9,143             7,091
       01/31/02              6,736               9,010             6,669
       02/28/02              6,528               8,836             6,491
       03/31/02              7,276               9,169             7,263
       04/30/02              7,144               8,613             7,118
       05/31/02              6,516               8,549             6,454
       06/30/02              6,032               7,940             5,975
       07/31/02              5,156               7,321             5,130
       08/31/02              5,336               7,369             5,288
       09/30/02              4,674               6,568             4,589
       10/31/02              4,646               7,147             4,490
       11/30/02              4,778               7,567             4,581
       12/31/02              4,898               7,123             4,752
       01/31/03              4,774               6,936             4,593
       02/28/03              4,562               6,832             4,349
       03/31/03              4,798               6,898             4,549
       04/30/03              5,254               7,467             4,934
       05/31/03              5,803               7,860             5,419
       06/30/03              5,791               7,960             5,466
       07/31/03              5,475               8,101             5,093
       08/31/03              5,563               8,259             5,165
       09/30/03              5,785               8,171             5,383
       10/31/03              5,867               8,633             5,427
       11/30/03              5,896               8,709             5,407
       12/31/03              6,142               9,166             5,754
       01/31/04              6,257               9,334             5,861
       02/29/04              6,339               9,464             5,949
       03/31/04              6,368               9,321             5,993
       04/30/04              6,175               9,175             5,759
       05/31/04              6,270               9,300             5,786
       06/30/04              6,376               9,481             5,857
       07/31/04              6,331               9,168             5,940
       08/31/04              6,549               9,205             6,155
       09/30/04              6,607               9,304             6,193
       10/31/04              6,761               9,446             6,480
       11/30/04              7,048               9,829             6,724
       12/31/04              7,206              10,163             6,882
       01/31/05              7,268               9,915             7,014
       02/28/05              7,397              10,124             7,132
       03/31/05              7,426               9,945             7,188
       04/30/05              7,488               9,756             7,398
       05/31/05              7,717              10,067             7,383
       06/30/05              8,107              10,081             7,788
       07/31/05              8,307              10,456             7,948
       08/31/05              8,328              10,360             7,984
       09/30/05              8,585              10,444             8,284
       10/31/05              8,000              10,270             7,751
       11/30/05              7,933              10,659             7,698
       12/31/05              7,967              10,662             7,760

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                       SINCE
                                                       ONE           INCEPTION
                                                       YEAR          (05/02/01)
--------------------------------------------------------------------------------
UTILITIES FUND                                        10.56%          -4.75%
S&P 500 INDEX                                          4.91%           1.38%
S&P 500 UTILITIES INDEX                               16.83%          -1.52%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 UTILITIES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                 UTILITIES FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

OTHER                                            1%
ELECTRIC UTILITIES                              38%
MULTI-UTILITIES                                 35%
GAS UTILITIES                                   14%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    12%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)
---------------------------------------------
Exelon Corp.                            3.5%
Dominion Resources, Inc./VA,            3.0%
Duke Energy Corp.                       3.0%
Southern Co.                            2.9%
TXU Corp.                               2.8%
FirstEnergy Corp.                       2.4%
Public Service Enterprise Group, Inc.   2.3%
FPL Group, Inc.                         2.3%
Edison International                    2.2%
PG&E Corp.                              2.2%
---------------------------------------------
Top Ten Total                          26.6%
---------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


52 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 75.1%

FINANCIALS 15.9%
   BANKS 4.3%
   Bank of America Corp.+                               26,510    $   1,223,436
   Wachovia Corp.                                       21,310        1,126,447
   SunTrust Banks, Inc.                                  8,610          626,464
   U.S. Bancorp                                         17,850          533,536
   Wells Fargo & Co.                                     8,420          529,029
   North Fork Bancorporation, Inc.                      18,740          512,726
   AmSouth Bancorp+                                     18,020          472,304
   Comerica, Inc.                                        8,100          459,756
   Marshall & Ilsley Corp.                               3,570          153,653
   KeyCorp+                                              1,120           36,882
                                                                  -------------
TOTAL BANKS                                                           5,674,233
                                                                  -------------
   INSURANCE 4.0%
   American International Group, Inc.                   16,890        1,152,405
   Prudential Financial, Inc.                            9,770          715,066
   St. Paul Travelers Cos., Inc.                        14,240          636,101
   Hartford Financial Services
       Group, Inc.                                       7,240          621,844
   Chubb Corp.+                                          5,760          562,464
   Principal Financial Group, Inc.                      10,570          501,335
   UnumProvident Corp.+                                 20,167          458,799
   SAFECO Corp.                                          8,110          458,215
   Genworth Financial, Inc. -- Class A                   3,220          111,348
   Aon Corp.                                             2,210           79,449
   Loews Corp.                                             400           37,940
                                                                  -------------
TOTAL INSURANCE                                                       5,334,966
                                                                  -------------
   DIVERSIFIED FINANCIALS 2.4%
   Citigroup, Inc.                                      49,580        2,406,117
   J.P. Morgan Chase & Co.                              20,420          810,470
   Moody's Corp.                                           150            9,213
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS                                          3,225,800
                                                                  -------------
   CAPITAL MARKETS 2.4%
   Lehman Brothers Holdings, Inc.+                       5,510          706,217
   Goldman Sachs Group, Inc.                             5,250          670,477
   Charles Schwab Corp.                                 35,080          514,623
   Franklin Resources, Inc.                              5,420          509,534
   E*Trade Financial Corp.*+                            23,380          487,707
   Merrill Lynch & Co., Inc.                             2,190          148,329
   Morgan Stanley                                        2,420          137,311
                                                                  -------------
TOTAL CAPITAL MARKETS                                                 3,174,198
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.2%
   Washington Mutual, Inc.+                             18,350          798,225
   Sovereign Bancorp, Inc.+                             21,650          468,073
   Golden West Financial Corp.                           5,550          366,300
   Fannie Mae                                              120            5,857
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      1,638,455
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   CONSUMER FINANCE 1.0%
   American Express Co.                                 12,510    $     643,765
   SLM Corp.+                                           10,800          594,972
   Capital One Financial Corp.                             518           44,755
                                                                  -------------
TOTAL CONSUMER FINANCE                                                1,283,492
                                                                  -------------
   REAL ESTATE 0.6%
   Plum Creek Timber Co.,
       Inc. (REIT)                                      12,290          443,054
   Vornado Realty Trust                                  3,350          279,625
                                                                  -------------
TOTAL REAL ESTATE                                                       722,679
                                                                  -------------
TOTAL FINANCIALS                                                     21,053,823
                                                                  -------------
INFORMATION TECHNOLOGY 11.4%
   COMPUTERS & PERIPHERALS 2.8%
   Dell, Inc.*                                          29,210          876,008
   Hewlett-Packard Co.                                  30,540          874,360
   International Business Machines
       Corp.+                                            9,470          778,434
   Apple Computer, Inc.*                                 9,610          690,863
   NCR Corp.*+                                          13,360          453,438
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                         3,673,103
                                                                  -------------
   SOFTWARE 2.7%
   Microsoft Corp.                                      66,150        1,729,822
   Autodesk, Inc.                                       11,170          479,752
   Compuware Corp.*                                     47,360          424,819
   Computer Associates
       International, Inc.+                             13,730          387,049
   Novell, Inc.*                                        31,029          273,986
   Parametric Technology Corp.*                         24,460          149,206
   Oracle Corp.*                                         9,060          110,623
                                                                  -------------
TOTAL SOFTWARE                                                        3,555,257
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.4%
   Intel Corp.                                          68,330        1,705,516
   Nvidia Corp.*                                        12,580          459,925
   Novellus Systems, Inc.*+                             16,141          389,321
   LSI Logic Corp.*                                     46,197          369,576
   Texas Instruments, Inc.                               7,360          236,035
   Freescale Semiconductor,
       Inc. -- Class B*                                    940           23,660
   National Semiconductor Corp.+                           500           12,990
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                          3,197,023
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 2.0%
   Cisco Systems, Inc.*                                 72,840        1,247,021
   Corning, Inc.*                                       31,710          623,418
   Motorola, Inc.                                       25,446          574,825
   Qualcomm, Inc.                                        5,310          228,755
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                        2,674,019
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   IT CONSULTING & SERVICES 0.8%
   Affiliated Computer Services,
       Inc. -- Class A*                                  8,020    $     474,623
   Fiserv, Inc.*+                                       10,780          466,451
   First Data Corp.                                      1,670           71,827
   Electronic Data Systems Corp.                         2,080           50,003
   Computer Sciences Corp.*                                150            7,596
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                        1,070,500
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.3%
   Yahoo!, Inc.*+                                       10,970          429,805
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                      429,805
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Jabil Circuit, Inc.*                                  9,230          342,341
   Agilent Technologies, Inc.*                             390           12,983
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                355,324
                                                                  -------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                          8,380          122,767
                                                                  -------------
TOTAL OFFICE ELECTRONICS                                                122,767
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         15,077,798
                                                                  -------------
HEALTH CARE 9.9%
   PHARMACEUTICALS 4.8%
   Pfizer, Inc.                                         82,240        1,917,837
   Johnson & Johnson, Inc.                              20,020        1,203,202
   Abbott Laboratories                                  23,920          943,166
   Merck & Co., Inc.                                    28,700          912,947
   King Pharmaceuticals, Inc.*                          27,198          460,190
   Watson Pharmaceuticals, Inc.*+                       13,180          428,482
   Bristol-Myers Squibb Co.                              9,640          221,527
   Eli Lilly & Co.                                       2,240          126,762
   Wyeth                                                 2,350          108,264
                                                                  -------------
TOTAL PHARMACEUTICALS                                                 6,322,377
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 2.4%
   WellPoint, Inc.*                                     11,160          890,456
   Aetna, Inc.+                                          5,860          552,657
   Express Scripts, Inc.*                                5,850          490,230
   Coventry Health Care, Inc.*                           8,200          467,072
   UnitedHealth Group, Inc.                              5,070          315,050
   HCA, Inc.                                             4,470          225,735
   McKesson Corp.                                        3,580          184,692
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                3,125,892
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
   Stryker Corp.                                        11,130          494,506
   Hospira, Inc.*                                       10,400          444,912
   Baxter International, Inc.                           10,150          382,147
   Waters Corp.*                                         9,747          368,437
   Medtronic, Inc.                                       3,686          212,203
   Becton, Dickinson & Co.                               3,180          191,054
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,093,259
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   BIOTECHNOLOGY 1.1%
   Amgen, Inc.*+                                        15,810    $   1,246,777
   Applera Corp. -- Applied
       Biosystems Group+                                 9,750          258,960
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                   1,505,737
                                                                  -------------
TOTAL HEALTH CARE                                                    13,047,265
                                                                  -------------
INDUSTRIALS 8.5%
   INDUSTRIAL CONGLOMERATES 3.3%
   General Electric Co.                                100,900        3,536,545
   Tyco International Ltd.+                             24,740          713,996
   3M Co.                                                1,540          119,350
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                        4,369,891
                                                                  -------------
   AEROSPACE & DEFENSE 1.7%
   Lockheed Martin Corp.+                                9,408          598,631
   Raytheon Co.                                         14,120          566,918
   Boeing Co.                                            5,557          390,324
   General Dynamics Corp.                                2,410          274,860
   Rockwell Collins, Inc.                                5,730          266,273
   United Technologies Corp.                             1,680           93,929
   L-3 Communications Holdings, Inc.                       380           28,253
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                             2,219,188
                                                                  -------------
   MACHINERY 1.1%
   Cummins, Inc.                                         4,860          436,088
   Navistar International Corp.*                        14,400          412,128
   Caterpillar, Inc.                                     5,560          321,201
   Eaton Corp.                                           2,340          156,990
   ITT Industries, Inc.+                                   680           69,918
                                                                  -------------
TOTAL MACHINERY                                                       1,396,325
                                                                  -------------
   AIR FREIGHT & COURIERS 0.8%
   United Parcel Service,
       Inc. -- Class B                                  13,340        1,002,501
   Ryder System, Inc.                                      100            4,102
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                          1,006,603
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Robert Half International, Inc.                      11,820          447,860
   R.R. Donnelley & Sons Co.                             8,000          273,680
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    721,540
                                                                  -------------
   ROAD & RAIL 0.5%
   Norfolk Southern Corp.                               12,770          572,479
   Burlington Northern Santa
   Fe Corp.                                              1,270           89,941
                                                                  -------------
TOTAL ROAD & RAIL                                                       662,420
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.4%
   Rockwell Automation, Inc.                             7,710          456,124
   American Power Conversion
   Corp.                                                   360            7,920
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                              464,044
                                                                  -------------


54 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   BUILDING PRODUCTS 0.1%
   Masco Corp.+                                          3,550    $     107,175
   American Standard Cos., Inc.                          1,760           70,312
                                                                  -------------
TOTAL BUILDING PRODUCTS                                                 177,487
                                                                  -------------
   AIRLINES 0.1%
   Southwest Airlines Co.+                               6,060           99,566
                                                                  -------------
TOTAL AIRLINES                                                           99,566
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.                                             750           57,945
                                                                  -------------
TOTAL CONSTRUCTION & ENGINEERING                                         57,945
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                     650           46,215
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   46,215
                                                                  -------------
TOTAL INDUSTRIALS                                                    11,221,224
                                                                  -------------
CONSUMER DISCRETIONARY 8.1%
   MEDIA 2.5%
   The Walt Disney Co.                                  33,040          791,969
   McGraw-Hill Cos., Inc.                               10,840          559,669
   Gannett Co., Inc.                                     8,900          539,073
   Tribune Co.+                                         12,920          390,959
   Time Warner, Inc.                                    19,970          348,277
   News Corp. -- Class A                                17,410          270,725
   Omnicom Group, Inc.                                   2,190          186,435
   Comcast Corp. -- Class A*+                            5,860          152,126
   Viacom, Inc. -- Class B*                              2,360           76,936
                                                                  -------------
TOTAL MEDIA                                                           3,316,169
                                                                  -------------
   SPECIALTY RETAIL 1.6%
   Tiffany & Co.+                                       10,930          418,510
   RadioShack Corp.                                     18,210          382,956
   Home Depot, Inc.+                                     9,410          380,917
   AutoZone, Inc.*+                                      4,010          367,917
   Sherwin-Williams Co.                                  6,690          303,860
   Office Depot, Inc.*                                   2,860           89,804
   The Gap, Inc.+                                        4,990           88,024
   Lowe's Cos., Inc.                                     1,250           83,325
   AutoNation, Inc.*                                     3,070           66,711
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                2,182,024
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.1%
   McDonald's Corp.                                     20,933          705,861
   Darden Restaurants, Inc.+                            12,200          474,336
   Yum! Brands, Inc.                                     6,740          315,971
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,496,168
                                                                  -------------
   MULTILINE RETAIL 0.9%
   Federated Department Stores, Inc.                     8,380          555,846
   Nordstrom, Inc.                                      12,800          478,720
   Target Corp.                                            988           54,310
   J.C. Penney Holding Co., Inc.                           790           43,924
                                                                  -------------
TOTAL MULTILINE RETAIL                                                1,132,800
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 0.6%
   KB Home                                               6,139    $     446,060
   Pulte Homes, Inc.                                     4,350          171,216
   Fortune Brands, Inc.                                  1,480          115,469
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                732,745
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.4%
   eBay, Inc.*+                                          9,780          422,985
   Amazon.com, Inc.*+                                    2,620          123,533
                                                                  -------------
TOTAL INTERNET & CATALOG RETAIL                                         546,518
                                                                  -------------
   TEXTILES & APPAREL 0.3%
   Reebok International Ltd.                             6,970          405,863
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                405,863
                                                                  -------------
   AUTOMOBILES 0.3%
   Ford Motor Co.+                                      45,150          348,558
                                                                  -------------
TOTAL AUTOMOBILES                                                       348,558
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Brunswick Corp.                                       4,110          167,113
   Hasbro, Inc.+                                           840           16,951
                                                                  -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      184,064
                                                                  -------------
   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                          9,940          172,757
                                                                  -------------
TOTAL AUTO COMPONENTS                                                   172,757
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   H&R Block, Inc.                                       6,430          157,857
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    157,857
                                                                  -------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                     1,520           66,758
                                                                  -------------
TOTAL DISTRIBUTORS                                                       66,758
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         10,742,281
                                                                  -------------
CONSUMER STAPLES 7.2%
   FOOD & DRUG RETAILING 1.8%
   Wal-Mart Stores, Inc.                                13,440          628,992
   CVS Corp.                                            21,620          571,200
   Safeway, Inc.+                                       20,550          486,213
   Supervalu, Inc.                                      13,263          430,782
   Whole Foods Market, Inc.                              1,180           91,320
   Costco Wholesale Corp.+                               1,710           84,594
   Albertson's, Inc.+                                    3,600           76,860
   Walgreen Co.+                                           660           29,212
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                           2,399,173
                                                                  -------------
   HOUSEHOLD PRODUCTS 1.8%
   Procter & Gamble Co.                                 37,033        2,143,470
   Kimberly-Clark Corp.                                  2,890          172,388
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                              2,315,858
                                                                  -------------
   BEVERAGES 1.6%
   Coca-Cola Co.                                        18,670          752,588
   PepsiCo, Inc.                                         8,090          477,957


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Constellation Brands, Inc. -- Class A*               17,801    $     466,920
   Coca-Cola Enterprises, Inc.                          21,850          418,865
                                                                  -------------
TOTAL BEVERAGES                                                       2,116,330
                                                                  -------------
   TOBACCO 1.1%
   Altria Group, Inc.                                   19,890        1,486,181
                                                                  -------------
TOTAL TOBACCO                                                         1,486,181
                                                                  -------------
   FOOD PRODUCTS 0.8%
   General Mills, Inc.                                  11,130          548,932
   Tyson Foods, Inc. -- Class A                         26,670          456,057
   Archer-Daniels-Midland Co.+                           2,370           58,444
                                                                  -------------
TOTAL FOOD PRODUCTS                                                   1,063,433
                                                                  -------------
   PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.+                                  5,150          147,032
                                                                  -------------
TOTAL PERSONAL PRODUCTS                                                 147,032
                                                                  -------------
TOTAL CONSUMER STAPLES                                                9,528,007
                                                                  -------------
ENERGY 6.5%
   OIL & GAS 5.7%
   Exxon Mobil Corp.                                    53,490        3,004,533
   ConocoPhillips+                                      17,920        1,042,586
   Chevron Corp.                                        13,020          739,146
   Valero Energy Corp.+                                 13,010          671,316
   Occidental Petroleum Corp.+                           8,250          659,010
   Burlington Resources, Inc.+                           6,170          531,854
   Kerr-McGee Corp.+                                     5,390          489,736
   Marathon Oil Corp.                                    3,390          206,688
   Sunoco, Inc.+                                         1,150           90,137
   EOG Resources, Inc.+                                  1,220           89,511
                                                                  -------------
TOTAL OIL & GAS                                                       7,524,517
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 0.8%
   Rowan Cos., Inc.                                     11,720          417,701
   Transocean, Inc.*                                     5,750          400,717
   Schlumberger Ltd.+                                    2,620          254,533
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     1,072,951
                                                                  -------------
TOTAL ENERGY                                                          8,597,468
                                                                  -------------
UTILITIES 3.0%
   ELECTRIC UTILITIES 1.7%
   TXU Corp.                                            11,900          597,261
   Edison International                                 11,470          500,207
   American Electric Power Co., Inc.                    13,010          482,541
   Entergy Corp.                                         4,253          291,968
   Allegheny Energy, Inc.*+                              8,560          270,924
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                              2,142,901
                                                                  -------------
   MULTI-UTILITIES 1.3%
   Duke Energy Corp.+                                   23,147          635,385
   CenterPoint Energy, Inc.+                            33,325          428,226
   TECO Energy, Inc.                                    23,442          402,734
   KeySpan Corp.+                                        6,260          223,419
   PG&E Corp.                                              980           36,378
                                                                  -------------
TOTAL MULTI-UTILITIES                                                 1,726,142
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   GAS UTILITIES 0.0%
   Nicor, Inc.+                                            680    $      26,731
                                                                  -------------
TOTAL GAS UTILITIES                                                      26,731
                                                                  -------------
TOTAL UTILITIES                                                       3,895,774
                                                                  -------------
MATERIALS 2.3%
   CHEMICALS 1.2%
   Dow Chemical Co.                                     15,410          675,266
   Ashland, Inc.+                                        7,526          435,755
   Eastman Chemical Co.                                  7,940          409,625
                                                                  -------------
TOTAL CHEMICALS                                                       1,520,646
                                                                  -------------
   METALS & MINING 0.6%
   Freeport-McMoRan Copper &
       Gold, Inc. -- Class B+                            8,830          475,054
   Phelps Dodge Corp.                                    2,060          296,372
                                                                  -------------
TOTAL METALS & MINING                                                   771,426
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.3%
   Weyerhaeuser Co.                                      5,840          387,426
   Louisiana-Pacific Corp.+                              2,260           62,082
                                                                  -------------
TOTAL PAPER & FOREST PRODUCTS                                           449,508
                                                                  -------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                   3,990          178,951
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                            178,951
                                                                  -------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                    890           60,298
                                                                  -------------
TOTAL CONSTRUCTION MATERIALS                                             60,298
                                                                  -------------
TOTAL MATERIALS                                                       2,980,829
                                                                  -------------
TELECOMMUNICATION SERVICES 2.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
   AT&T, Inc.+                                          33,377          817,403
   CenturyTel, Inc.+                                    13,317          441,592
   Citizens Communications Co.+                         34,760          425,115
   Verizon Communications, Inc.+                        11,570          348,488
   BellSouth Corp.+                                      5,030          136,313
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          2,168,911
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Sprint Nextel Corp.                                  34,700          810,592
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               810,592
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      2,979,503
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $89,957,202)                                                99,123,972
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 19.9%
Repurchase Agreement (Note 5)
   3.45% due 01/03/06++                          $   2,901,432        2,901,432
   3.40% due 01/03/06                                5,725,021        5,725,021
   3.39% due 01/03/06                                5,892,883        5,892,883
   3.30% due 01/03/06                                5,892,883        5,892,883
   2.90% due 01/03/06                                5,892,883        5,892,883
                                                                  -------------


56 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $26,305,102)                                             $  26,305,102
                                                                  -------------
SECURITIES LENDING COLLATERAL 8.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
       U.S. Bank (Note 8)                        $  10,543,447       10,543,447
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,543,447)                                                10,543,447
                                                                  -------------
TOTAL INVESTMENTS 103.0%
   (Cost $126,805,751)                                            $ 135,972,521
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (3.0)%                                          $  (3,954,429)
                                                                  =============
NET ASSETS - 100.0%                                               $ 132,018,092

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           LOSS
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $64,428,263)                             1,029    $  (1,020,715)
                                                                  =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
March 2006 S&P 500 Index Swap,
   Maturing 03/29/06**
   (Notional Market Value
   $34,585,981)                                         27,707    $    (246,378)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.

      REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   URSA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 24.5%
Farmer Mac*
   4.11% due 02/16/06                            $   2,000,000    $   1,989,953
Federal Farm Credit Bank*
   4.15% due 01/20/06                                2,000,000        1,996,081
Federal Home Loan Bank*
   4.09% due 01/09/06                                2,000,000        1,998,637
Freddie Mac*
   4.19% due 01/30/06                                2,000,000        1,993,715
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $7,978,386)                                                  7,978,386
                                                                  -------------
REPURCHASE AGREEMENTS 71.3%
Repurchase Agreement (Note 5)
   3.45% due 01/03/06+                                 541,822          541,822
   3.40% due 01/03/06                                5,534,131        5,534,131
   3.39% due 01/03/06                                5,696,394        5,696,394
   3.30% due 01/03/06                                5,696,394        5,696,394
   2.90% due 01/03/06                                5,696,394        5,696,394
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $23,165,135)                                                23,165,135
                                                                  -------------
TOTAL INVESTMENTS 95.8%
   (Cost $31,143,521)                                             $  31,143,521
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 4.2%                                          $   1,361,872
                                                                  =============
NET ASSETS - 100.0%                                               $  32,505,393

-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $26,735,538)                               427    $     503,981
                                                                  =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
March 2006 S&P 500 Index Swap,
   Maturing 03/29/06**
   (Notional Market Value $5,375,188)                    4,306    $      33,430
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


58 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 94.5%

INFORMATION TECHNOLOGY 56.0%
   SOFTWARE 17.0%
   Microsoft Corp.                                     225,335    $   5,892,511
   Oracle Corp.*                                       156,163        1,906,750
   BEA Systems, Inc.*                                  173,440        1,630,336
   Check Point Software
       Technologies Ltd.*+                              72,893        1,465,149
   Symantec Corp.*                                      83,123        1,454,653
   Adobe Systems, Inc.                                  34,491        1,274,787
   Autodesk, Inc.                                       25,216        1,083,027
   Electronic Arts, Inc.*+                              19,594        1,024,962
   Intuit, Inc.*+                                       11,720          624,676
   Citrix Systems, Inc.*                                20,344          585,500
   Mercury Interactive Corp.*                           18,330          509,391
                                                                  -------------
TOTAL SOFTWARE                                                       17,451,742
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 12.8%
   Intel Corp.                                         199,151        4,970,809
   Lam Research Corp.*+                                 41,551        1,482,540
   Novellus Systems, Inc.*+                             57,470        1,386,176
   Maxim Integrated Products, Inc.+                     34,828        1,262,167
   Marvell Technology Group Ltd.*                       20,710        1,161,624
   Broadcom Corp. -- Class A*                           23,080        1,088,222
   Microchip Technology, Inc.                           21,036          676,307
   Linear Technology Corp.                               9,840          354,929
   Intersil Corp. -- Class A                             9,740          242,331
   Altera Corp.*                                        12,160          225,325
   Xilinx, Inc.+                                         8,230          207,478
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                         13,057,908
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 11.8%
   Qualcomm, Inc.                                      143,186        6,168,453
   Cisco Systems, Inc.*                                220,165        3,769,225
   Research In Motion, Ltd.*+                           16,651        1,099,132
   Juniper Networks, Inc.*+                             31,594          704,546
   JDS Uniphase Corp.*                                  80,060          188,942
   Telefonaktiebolaget LM
       Ericsson -- SP ADR+                               4,750          163,400
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                       12,093,698
                                                                  -------------
   COMPUTERS & PERIPHERALS 9.9%
   Apple Computer, Inc.*                                85,226        6,126,897
   Dell, Inc.*                                          81,795        2,453,032
   Sandisk Corp.*+                                      14,783          928,668
   QLogic Corp.*                                        19,252          625,883
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                        10,134,480
                                                                  -------------
   IT CONSULTING & SERVICES 2.2%
   Fiserv, Inc.*+                                       26,409        1,142,717
   Paychex, Inc.+                                       18,730          713,988
   Cognizant Technology Solutions
       Corp.*                                            8,642          435,125
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                        2,291,830
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES 1.4%
   Yahoo!, Inc.*+                                       24,330    $     953,250
   VeriSign, Inc.*+                                     21,135          463,279
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                    1,416,529
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
   Flextronics International Ltd.*+                     41,411          432,331
   CDW Corp.+                                            5,963          343,290
   Sanmina-SCI Corp.*+                                  29,610          126,138
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                901,759
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         57,347,946
                                                                  -------------
CONSUMER DISCRETIONARY 17.8%
   MEDIA 5.0%
   Comcast Corp. -- Class A*+                           65,213        1,692,930
   EchoStar Communications Corp.*+                      43,914        1,193,143
   Sirius Satellite Radio, Inc.*+                       87,811          588,334
   Lamar Advertising Co.*                               10,408          480,225
   NTL, Inc.*+                                           6,613          450,213
   Pixar*+                                               7,370          388,546
   Liberty Global, Inc. -- Class A*                     13,570          305,325
                                                                  -------------
TOTAL MEDIA                                                           5,098,716
                                                                  -------------
   INTERNET & CATALOG RETAIL 4.6%
   eBay, Inc.*+                                         72,351        3,129,181
   Amazon.com, Inc.*+                                   18,088          852,849
   IAC/InterActiveCorp*+                                25,632          725,642
                                                                  -------------
TOTAL INTERNET & CATALOG RETAIL                                       4,707,672
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 2.7%
   Starbucks Corp.*                                     79,796        2,394,678
   Wynn Resorts Ltd.*+                                   6,380          349,943
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   2,744,621
                                                                  -------------
   SPECIALTY RETAIL 2.3%
   Staples, Inc.                                        47,071        1,068,982
   Bed Bath & Beyond, Inc.*                             23,300          842,295
   Ross Stores, Inc.                                    12,068          348,765
   Petsmart, Inc.+                                       4,630          118,806
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                2,378,848
                                                                  -------------
   MULTILINE RETAIL 1.6%
   Sears Holdings Corp.*+                               14,648        1,692,283
                                                                  -------------
TOTAL MULTILINE RETAIL                                                1,692,283
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 1.1%
   Apollo Group, Inc. -- Class A*+                      12,354          746,923
   Career Education Corp.*+                             10,535          355,240
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,102,163
                                                                  -------------
   HOUSEHOLD DURABLES 0.5%
   Garmin Ltd.+                                          8,199          544,004
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                544,004
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         18,268,307
                                                                  -------------
HEALTH CARE 14.8%
   BIOTECHNOLOGY 10.4%
   Amgen, Inc.*+                                        47,973        3,783,151
   Gilead Sciences, Inc.*+                              31,707        1,668,740


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Genzyme Corp.*                                       22,994    $   1,627,515
   Biogen Idec, Inc.*+                                  25,056        1,135,789
   Celgene Corp.*+                                      12,038          780,062
   Chiron Corp.*                                        16,276          723,631
   Invitrogen Corp.*+                                    7,410          493,802
   Medimmune, Inc.*                                     13,150          460,513
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                  10,673,203
                                                                  -------------
   PHARMACEUTICALS 1.8%
   Teva Pharmaceutical Industries
       Ltd. -- SP ADR+                                  35,036        1,506,898
   Sepracor, Inc.*+                                      7,601          392,212
                                                                  -------------
TOTAL PHARMACEUTICALS                                                 1,899,110
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 1.4%
   Express Scripts, Inc.*                                9,688          811,854
   Patterson Cos., Inc.*+                               10,118          337,941
   Lincare Holdings, Inc.*                               6,080          254,813
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,404,608
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Biomet, Inc.+                                        23,918          874,681
   DENTSPLY International, Inc.                          5,723          307,268
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,181,949
                                                                  -------------
TOTAL HEALTH CARE                                                    15,158,870
                                                                  -------------
INDUSTRIALS 3.1%
   AIR FREIGHT & COURIERS 0.9%
   Expeditors International
       Washington, Inc.+                                 7,729          521,785
   CH Robinson Worldwide, Inc.                          11,551          427,733
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                            949,518
                                                                  -------------
   MACHINERY 0.9%
   Paccar, Inc.+                                        13,700          948,451
                                                                  -------------
TOTAL MACHINERY                                                         948,451
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Cintas Corp.                                         14,376          592,004
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    592,004
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.4%
   Fastenal Co.+                                        10,724          420,274
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  420,274
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion Corp.                      13,928          306,416
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                              306,416
                                                                  -------------
TOTAL INDUSTRIALS                                                     3,216,663
                                                                  -------------
CONSUMER STAPLES 1.6%
   FOOD & DRUG RETAILING 1.6%
   Costco Wholesale Corp.+                              16,893          835,697
   Whole Foods Market, Inc.+                             9,932          768,637
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                           1,604,334
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,604,334
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
   MCI, Inc.                                            25,768    $     508,403
   Level 3 Communications, Inc.*+                       54,447          156,263
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            664,666
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        664,666
                                                                  -------------
MATERIALS 0.5%
   CONTAINERS & PACKAGING 0.3%
   Smurfit-Stone Container Corp.*+                      19,440          275,465
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                            275,465
                                                                  -------------
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                  3,920          248,097
                                                                  -------------
TOTAL CHEMICALS                                                         248,097
                                                                  -------------
TOTAL MATERIALS                                                         523,562
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $69,577,443)                                                96,784,348
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 4.8%
Repurchase Agreement (Note 5)
   3.45% due 01/03/06++                          $     322,848          322,848
   3.40% due 01/03/06                                1,125,701        1,125,701
   3.39% due 01/03/06                                1,158,708        1,158,708
   3.30% due 01/03/06                                1,158,708        1,158,708
   2.90% due 01/03/06                                1,158,708        1,158,708
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,924,673)                                                  4,924,673
                                                                  -------------
SECURITIES LENDING COLLATERAL 18.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
       U.S. Bank (Note 8)                           18,877,210       18,877,210
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $18,877,210)                                                18,877,210
                                                                  -------------
TOTAL INVESTMENTS 117.7%
   (Cost $93,379,326)                                             $ 120,586,231
                                                                  =============
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (17.7)%                                      $ (18,099,188)
                                                                  =============
NET ASSETS - 100.0%                                               $ 102,487,043

--------------------------------------------------------------------------------


60 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2006 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $1,822,150)                                 55    $     (42,447)
                                                                  =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
March 2006 Nasdaq 100 Index
   Swap, Maturing 03/29/06**
   (Notional Market Value $3,885,582)                    2,362    $     (44,703)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   ARKTOS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 35.5%
Farmer Mac*
   4.21% due 02/03/06                            $   1,000,000    $     996,375
Federal Farm Credit Bank*
   4.15% due 01/20/06                                2,000,000        1,996,080
Federal Home Loan Bank*
   4.09% due 01/09/06                                2,000,000        1,998,637
Freddie Mac*
   4.19% due 01/30/06                                2,000,000        1,993,715
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $6,984,807)                                                  6,984,807
                                                                  -------------
REPURCHASE AGREEMENTS 66.3%
Repurchase Agreement (Note 5)
   3.45% due 01/03/06+                                 798,380          798,380
   3.40% due 01/03/06+                               3,552,115        3,552,115
   3.39% due 01/03/06                                2,889,759        2,889,759
   3.30% due 01/03/06                                2,889,759        2,889,759
   2.90% due 01/03/06                                2,889,759        2,889,759
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,019,772)                                                13,019,772
                                                                  -------------
TOTAL INVESTMENTS 101.8%
   (Cost $20,004,579)                                             $  20,004,579
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.8)%                                          $    (356,252)
                                                                  =============
NET ASSETS - 100.0%                                               $  19,648,327

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2006 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $5,532,710)                                167    $     134,755
                                                                  =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
March 2006 Nasdaq 100 Index
   Swap, Maturing 03/14/06**
   (Notional Market Value  $7,228,443)                   4,394    $     230,460
March 2006 Nasdaq 100 Index
   Swap, Maturing 03/29/06**
   (Notional Market Value $6,849,035)                    4,163          95,418
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $14,077,478)                                             $     325,878
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


62 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 73.9%

FINANCIALS 15.7%
   BANKS 4.2%
   Bank of America Corp.+                                6,695    $     308,974
   Wells Fargo & Co.                                     2,790          175,296
   Wachovia Corp.                                        2,590          136,908
   U.S. Bancorp                                          3,027           90,477
   SunTrust Banks, Inc.                                    599           43,583
   BB&T Corp.+                                             899           37,677
   Fifth Third Bancorp+                                    920           34,702
   National City Corp.+                                    920           30,884
   PNC Financial Services Group, Inc.                      490           30,297
   Regions Financial Corp.+                                759           25,928
   KeyCorp+                                                680           22,392
   North Fork Bancorporation, Inc.                         789           21,587
   Comerica, Inc.                                          280           15,893
   Marshall & Ilsley Corp.                                 354           15,236
   AmSouth Bancorp+                                        576           15,097
   M&T Bank Corp.                                          130           14,177
   Synovus Financial Corp.                                 520           14,045
   Zions Bancorporation                                    170           12,845
   Compass Bancshares, Inc.                                210           10,141
   Huntington Bancshares, Inc.                             380            9,025
   First Horizon National Corp.                            210            8,072
                                                                  -------------
TOTAL BANKS                                                           1,073,236
                                                                  -------------
   INSURANCE 3.7%
   American International Group, Inc.                    4,328          295,299
   MetLife, Inc.+                                        1,262           61,838
   Prudential Financial, Inc.                              838           61,333
   Allstate Corp.                                        1,080           58,396
   St. Paul Travelers Cos., Inc.                         1,148           51,281
   Hartford Financial Services Group, Inc.                 500           42,945
   Progressive Corp.+                                      330           38,537
   AFLAC, Inc.                                             828           38,436
   Chubb Corp.+                                            331           32,322
   ACE Ltd.                                                545           29,125
   Marsh & McLennan Cos., Inc.+                            910           28,902
   Principal Financial Group, Inc.                         475           22,529
   Loews Corp.                                             230           21,815
   Genworth Financial, Inc. -- Class A                     630           21,785
   XL Capital Ltd.                                         290           19,540
   Aon Corp.                                               530           19,054
   Lincoln National Corp.+                                 290           15,379
   Ambac Financial Group, Inc.+                            180           13,871
   MBIA, Inc.                                              220           13,235
   Cincinnati Financial Corp.                              289           12,913
   Jefferson-Pilot Corp.                                   220           12,525
   SAFECO Corp.                                            210           11,865
   UnumProvident Corp.+                                    499           11,352
   Torchmark Corp.                                         170            9,452
                                                                  -------------
TOTAL INSURANCE                                                         943,729
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   DIVERSIFIED FINANCIALS 2.7%
   Citigroup, Inc.                                       8,430    $     409,108
   J.P. Morgan Chase & Co.                               5,830          231,393
   Moody's Corp.                                           410           25,182
   CIT Group, Inc.                                         330           17,087
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS                                            682,770
                                                                  -------------
   CAPITAL MARKETS 2.4%
   Merrill Lynch & Co., Inc.                             1,530          103,627
   Morgan Stanley                                        1,800          102,132
   Goldman Sachs Group, Inc.                               750           95,782
   Lehman Brothers Holdings, Inc.+                         450           57,676
   Bank of New York Co., Inc.                            1,280           40,768
   State Street Corp.                                      550           30,492
   Charles Schwab Corp.                                  1,720           25,232
   Mellon Financial Corp.                                  698           23,907
   Franklin Resources, Inc.                                250           23,503
   Bear Stearns Cos., Inc.                                 190           21,951
   Ameriprise Financial, Inc.                              410           16,810
   Northern Trust Corp.                                    314           16,271
   T. Rowe Price Group, Inc.                               220           15,847
   E*Trade Financial Corp.*+                               680           14,185
   Janus Capital Group, Inc.                               360            6,707
   Federated Investors, Inc. -- Class B                    140            5,186
                                                                  -------------
TOTAL CAPITAL MARKETS                                                   600,076
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.2%
   Fannie Mae                                            1,607           78,438
   Freddie Mac                                           1,152           75,283
   Washington Mutual, Inc.+                              1,639           71,296
   Countrywide Financial Corp.                             999           34,156
   Golden West Financial Corp.                             416           27,456
   Sovereign Bancorp, Inc.                                 600           12,972
   MGIC Investment Corp.+                                  150            9,873
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        309,474
                                                                  -------------
   CONSUMER FINANCE 1.0%
   American Express Co.                                  2,068          106,419
   MBNA Corp.                                            2,092           56,798
   Capital One Financial Corp.                             505           43,632
   SLM Corp.+                                              697           38,398
                                                                  -------------
TOTAL CONSUMER FINANCE                                                  245,247
                                                                  -------------
   REAL ESTATE 0.5%
   Simon Property Group, Inc.                              315           24,138
   Equity Office Properties Trust+                         676           20,503
   ProLogis                                                410           19,155
   Equity Residential                                      485           18,973
   Vornado Realty Trust                                    200           16,694
   Archstone-Smith Trust                                   350           14,662
   Plum Creek Timber Co., Inc. (REIT)                      310           11,176
   Public Storage, Inc.                                    140            9,481
   Apartment Investment &
       Management Co. -- Class A+                          160            6,059
                                                                  -------------
TOTAL REAL ESTATE                                                       140,841
                                                                  -------------
TOTAL FINANCIALS                                                      3,995,373
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 11.1%
   COMPUTERS & PERIPHERALS 2.7%
   International Business Machines
       Corp.+                                            2,630    $     216,186
   Hewlett-Packard Co.                                   4,774          136,680
   Dell, Inc.*                                           3,920          117,561
   Apple Computer, Inc.*                                 1,400          100,646
   EMC Corp./MA*                                         3,980           54,208
   Sun Microsystems, Inc.*                               5,689           23,837
   Network Appliance, Inc.*+                               620           16,740
   NCR Corp.*+                                             308           10,453
   Lexmark International, Inc.*+                           190            8,518
   QLogic Corp.*                                           130            4,226
   Gateway, Inc.*                                          440            1,104
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                           690,159
                                                                  -------------
   SOFTWARE 2.6%
   Microsoft Corp.                                      15,247          398,709
   Oracle Corp.*                                         6,270           76,557
   Adobe Systems, Inc.                                   1,000           36,960
   Symantec Corp.*                                       1,800           31,500
   Electronic Arts, Inc.*+                                 500           26,155
   Computer Associates International,
       Inc.+                                               757           21,340
   Autodesk, Inc.                                          380           16,321
   Intuit, Inc.*+                                          290           15,457
   Siebel Systems, Inc.                                    879            9,300
   Citrix Systems, Inc.*+                                  290            8,346
   BMC Software, Inc.*                                     360            7,376
   Compuware Corp.*                                        650            5,830
   Novell, Inc.*                                           641            5,660
   Mercury Interactive Corp.*                              140            3,891
   Parametric Technology Corp.*                            449            2,739
                                                                  -------------
TOTAL SOFTWARE                                                          666,141
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.4%
   Intel Corp.                                          10,050          250,848
   Texas Instruments, Inc.                               2,697           86,493
   Applied Materials, Inc.                               2,697           48,384
   Broadcom Corp. -- Class A*                              480           22,632
   Analog Devices, Inc.                                    610           21,881
   Advanced Micro Devices, Inc.*+                          666           20,380
   Maxim Integrated Products, Inc.                         550           19,932
   Linear Technology Corp.                                 510           18,396
   Freescale Semiconductor, Inc. --
       Class B*                                            677           17,040
   KLA-Tencor Corp.+                                       330           16,279
   National Semiconductor Corp.                            570           14,809
   Xilinx, Inc.+                                           580           14,622
   Micron Technology, Inc.*+                             1,030           13,709
   Altera Corp.*                                           600           11,118
   Nvidia Corp.*                                           290           10,602
   Novellus Systems, Inc.*+                                220            5,306
   LSI Logic Corp.*+                                       649            5,192

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Teradyne, Inc.*                                         330    $       4,808
   PMC - Sierra, Inc.*+                                    310            2,390
   Applied Micro Circuits Corp.*                           500            1,285
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                            606,106
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 2.0%
   Cisco Systems, Inc.*                                 10,240          175,309
   Qualcomm, Inc.                                        2,741          118,082
   Motorola, Inc.                                        4,152           93,794
   Corning, Inc.*                                        2,545           50,035
   Lucent Technologies, Inc.*+                           7,412           19,716
   Scientific-Atlanta, Inc.                                260           11,198
   Comverse Technology, Inc.*+                             340            9,041
   Tellabs, Inc.*                                          748            8,153
   Avaya, Inc.*                                            700            7,469
   JDS Uniphase Corp.*+                                  2,752            6,495
   ADC Telecommunications, Inc.*                           186            4,155
   Andrew Corp.*                                           270            2,897
   Ciena Corp.*                                            960            2,851
                                                                  =============
TOTAL COMMUNICATIONS EQUIPMENT                                          509,195
                                                                  -------------
   IT CONSULTING & SERVICES 0.8%
   First Data Corp.                                      1,270           54,623
   Automatic Data Processing, Inc.                         960           44,054
   Paychex, Inc.                                           560           21,347
   Electronic Data Systems Corp.                           872           20,963
   Computer Sciences Corp.*                                310           15,698
   Fiserv, Inc.*+                                          310           13,414
   Affiliated Computer Services, Inc. --
       Class A*                                            210           12,428
   Sabre Holdings Corp.                                    220            5,304
   Convergys Corp.*                                        230            3,645
   Unisys Corp.*                                           566            3,300
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                          194,776
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.3%
   Yahoo!, Inc.*+                                        2,104           82,435
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                       82,435
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*                             690           22,970
   Jabil Circuit, Inc.*                                    290           10,756
   Molex, Inc.+                                            240            6,228
   Solectron Corp.*                                      1,520            5,563
   Symbol Technologies, Inc.                               423            5,423
   Tektronix, Inc.                                         140            3,949
   Sanmina-SCI Corp.*                                      880            3,749
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 58,638
                                                                  -------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                          1,598           23,411
                                                                  -------------
TOTAL OFFICE ELECTRONICS                                                 23,411
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          2,830,861
                                                                  -------------


64 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

HEALTH CARE 9.8%
   PHARMACEUTICALS 4.7%
   Johnson & Johnson, Inc.                               4,958    $     297,976
   Pfizer, Inc.                                         12,278          286,323
   Merck & Co., Inc.                                     3,644          115,916
   Eli Lilly & Co.                                       1,894          107,181
   Wyeth                                                 2,237          103,058
   Abbott Laboratories                                   2,581          101,769
   Bristol-Myers Squibb Co.                              3,262           74,961
   Schering-Plough Corp.                                 2,460           51,291
   Allergan, Inc.+                                         220           23,751
   Forest Laboratories, Inc.*                              560           22,781
   Mylan Laboratories, Inc.                                360            7,185
   King Pharmaceuticals, Inc.*                             399            6,751
   Watson Pharmaceuticals, Inc.*+                          170            5,527
                                                                  -------------
TOTAL PHARMACEUTICALS                                                 1,204,470
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 2.4%
   UnitedHealth Group, Inc.                              2,270          141,058
   WellPoint, Inc.*                                      1,100           87,769
   Cardinal Health, Inc.                                   707           48,606
   Aetna, Inc.                                             480           45,269
   Caremark Rx, Inc.*                                      749           38,791
   HCA, Inc.                                               710           35,855
   Medco Health Solutions, Inc.*                           510           28,458
   McKesson Corp.                                          510           26,311
   CIGNA Corp.+                                            210           23,457
   Express Scripts, Inc.*                                  240           20,112
   Coventry Health Care, Inc.*                             270           15,379
   Humana, Inc.*                                           266           14,452
   Quest Diagnostics, Inc.                                 280           14,414
   AmerisourceBergen Corp.+                                340           14,076
   Laboratory Corporation of America
       Holdings*+                                          220           11,847
   IMS Health, Inc.                                        390            9,719
   Health Management Associates,
       Inc. -- Class A+                                    410            9,003
   Patterson Cos., Inc.*+                                  230            7,682
   Tenet Healthcare Corp.*+                                779            5,967
   Manor Care, Inc.                                        130            5,170
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  603,395
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
   Medtronic, Inc.                                       2,022          116,407
   Baxter International, Inc.                            1,039           39,118
   Guidant Corp.                                           550           35,613
   St. Jude Medical, Inc.*                                 610           30,622
   Zimmer Holdings, Inc.*                                  410           27,651
   Becton, Dickinson & Co.                                 416           24,993
   Boston Scientific Corp.*+                               980           24,000
   Stryker Corp.                                           486           21,593
   Biomet, Inc.+                                           420           15,359
   Fisher Scientific International, Inc.*+                 200           12,372
   Hospira, Inc.*                                          270           11,551
   C.R. Bard, Inc.                                         170           11,206

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Thermo Electron Corp.*                                  270    $       8,135
   Waters Corp.*                                           180            6,804
   Bausch & Lomb, Inc.                                      90            6,111
   Millipore Corp.*                                         90            5,944
   PerkinElmer, Inc.                                       220            5,183
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  402,662
                                                                  -------------
   BIOTECHNOLOGY 1.1%
   Amgen, Inc.*+                                         2,056          162,136
   Gilead Sciences, Inc.*                                  760           39,999
   Genzyme Corp.*                                          430           30,435
   Biogen Idec, Inc.*+                                     575           26,065
   Medimmune, Inc.*                                        410           14,358
   Applera Corp. -- Applied
       Biosystems Group+                                   310            8,234
   Chiron Corp.*+                                          180            8,003
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                     289,230
                                                                  -------------
TOTAL HEALTH CARE                                                     2,499,757
                                                                  -------------
INDUSTRIALS 8.4%
   INDUSTRIAL CONGLOMERATES 3.3%
   General Electric Co.                                 17,614          617,371
   3M Co.                                                1,270           98,425
   Tyco International Ltd.+                              3,348           96,623
   Textron, Inc.                                           220           16,935
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                          829,354
                                                                  -------------
   AEROSPACE & DEFENSE 1.7%
   United Technologies Corp.                             1,700           95,047
   Boeing Co.                                            1,350           94,824
   Honeywell International, Inc.                         1,400           52,150
   General Dynamics Corp.                                  343           39,119
   Lockheed Martin Corp.                                   600           38,178
   Northrop Grumman Corp.+                                 590           35,465
   Raytheon Co.                                            740           29,711
   L-3 Communications Holdings, Inc.+                      199           14,796
   Rockwell Collins, Inc.                                  288           13,383
   Goodrich Corp.                                          198            8,138
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                               420,811
                                                                  -------------
   MACHINERY 1.0%
   Caterpillar, Inc.                                     1,135           65,569
   Illinois Tool Works, Inc.                               340           29,917
   Deere & Co.                                             400           27,244
   Danaher Corp.                                           400           22,312
   Ingersoll-Rand Co. -- Class A                           547           22,082
   Paccar, Inc.+                                           280           19,384
   Eaton Corp.                                             247           16,571
   ITT Industries, Inc.+                                   150           15,423
   Dover Corp.                                             340           13,767
   Parker Hannifin Corp.                                   200           13,192
   Cummins, Inc.                                            80            7,178
   Pall Corp.                                              210            5,641
   Navistar International Corp.*                           100            2,862
                                                                  -------------
TOTAL MACHINERY                                                         261,142
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 0.8%
   United Parcel Service, Inc. --
       Class B                                           1,839    $     138,201
   FedEx Corp.+                                            504           52,109
   Ryder System, Inc.                                      110            4,512
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                            194,822
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Cendant Corp.                                         1,710           29,498
   Waste Management, Inc.                                  920           27,922
   Pitney Bowes, Inc.                                      380           16,055
   R.R. Donnelley & Sons Co.                               356           12,179
   Robert Half International, Inc.                         279           10,571
   Avery Dennison Corp.                                    180            9,949
   Cintas Corp.                                            230            9,471
   Monster Worldwide, Inc.*+                               210            8,572
   Equifax, Inc.                                           220            8,364
   Allied Waste Industries, Inc.*                          360            3,146
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    135,727
                                                                  -------------
   ROAD & RAIL 0.5%
   Burlington Northern Santa Fe Corp.                      620           43,909
   Union Pacific Corp.                                     440           35,424
   Norfolk Southern Corp.                                  682           30,574
   CSX Corp.                                               360           18,277
                                                                  -------------
TOTAL ROAD & RAIL                                                       128,184
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.3%
   Emerson Electric Co.                                    680           50,796
   Rockwell Automation, Inc.                               300           17,748
   Cooper Industries Ltd. -- Class A                       150           10,950
   American Power Conversion Corp.                         293            6,446
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                               85,940
                                                                  -------------
   BUILDING PRODUCTS 0.1%
   Masco Corp.+                                            710           21,435
   American Standard Cos., Inc.                            300           11,985
                                                                  -------------
TOTAL BUILDING PRODUCTS                                                  33,420
                                                                  -------------
   AIRLINES 0.1%
   Southwest Airlines Co.+                               1,165           19,141
                                                                  -------------
TOTAL AIRLINES                                                           19,141
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.                                             137           10,585
                                                                  -------------
TOTAL CONSTRUCTION & ENGINEERING                                         10,585
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                     130            9,243
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    9,243
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,128,369
                                                                  -------------
CONSUMER DISCRETIONARY 8.0%
   MEDIA 2.5%
   Time Warner, Inc.                                     7,770          135,509
   Comcast Corp. -- Class A*+                            3,620           93,975
   Viacom, Inc. -- Class B*                              2,580           84,108

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   The Walt Disney Co.                                   3,210    $      76,944
   News Corp. -- Class A                                 4,050           62,977
   McGraw-Hill Cos., Inc.                                  620           32,011
   Clear Channel Communications, Inc.                      900           28,305
   Omnicom Group, Inc.                                     300           25,539
   Gannett Co., Inc.                                       400           24,228
   Tribune Co.+                                            440           13,314
   Univision Communications, Inc. --
       Class A*                                            370           10,874
   Knight-Ridder, Inc.                                     120            7,596
   Interpublic Group of Cos., Inc.*+                       717            6,919
   EW Scripps Co. -- Class A                               140            6,723
   New York Times Co. -- Class A+                          240            6,348
   Meredith Corp.                                           70            3,664
   Dow Jones & Co., Inc.                                   100            3,549
                                                                  -------------
TOTAL MEDIA                                                             622,583
                                                                  -------------
   SPECIALTY RETAIL 1.6%
   Home Depot, Inc.                                      3,540          143,299
   Lowe's Cos., Inc.                                     1,303           86,858
   Best Buy Co., Inc.+                                     680           29,566
   Staples, Inc.                                         1,220           27,706
   TJX Cos., Inc.                                          770           17,887
   Bed Bath & Beyond, Inc.*                                490           17,714
   The Gap, Inc.+                                          960           16,934
   Office Depot, Inc.*                                     510           16,014
   Limited Brands, Inc.                                    580           12,963
   Tiffany & Co.+                                          243            9,305
   Sherwin-Williams Co.                                    190            8,630
   AutoZone, Inc.*+                                         89            8,166
   AutoNation, Inc.*                                       297            6,454
   Circuit City Stores, Inc.+                              260            5,873
   RadioShack Corp.                                        220            4,627
   OfficeMax, Inc.                                         120            3,043
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                  415,039
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.1%
   McDonald's Corp.                                      2,097           70,711
   Starbucks Corp.*                                      1,280           38,413
   Carnival Corp.+                                         717           38,338
   Starwood Hotels & Resorts
       Worldwide, Inc.+                                    370           23,628
   Harrah's Entertainment, Inc.                            310           22,100
   Yum! Brands, Inc.                                       470           22,033
   Marriott International, Inc. --
       Class A                                             270           18,082
   International Game Technology,
       Inc.+                                               560           17,237
   Hilton Hotels Corp.                                     550           13,260
   Wendy's International, Inc.                             190           10,499
   Darden Restaurants, Inc.                                220            8,554
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     282,855
                                                                  -------------


66 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   MULTILINE RETAIL 0.8%
   Target Corp.                                          1,460    $      80,256
   Federated Department Stores, Inc.                       447           29,650
   Kohl's Corp.*                                           566           27,508
   J.C. Penney Holding Co., Inc.                           390           21,684
   Sears Holdings Corp.*+                                  170           19,640
   Nordstrom, Inc.                                         360           13,464
   Dollar General Corp.                                    530           10,107
   Family Dollar Stores, Inc.                              260            6,445
   Dillard's, Inc. -- Class A                              100            2,482
   Big Lots, Inc.*                                         190            2,282
                                                                  -------------
TOTAL MULTILINE RETAIL                                                  213,518
                                                                  -------------
   HOUSEHOLD DURABLES 0.6%
   Fortune Brands, Inc.                                    240           18,725
   D.R. Horton, Inc.+                                      450           16,078
   Centex Corp.                                            210           15,013
   Pulte Homes, Inc.                                       361           14,209
   Lennar Corp. -- Class A+                                230           14,034
   Black & Decker Corp.+                                   130           11,305
   Newell Rubbermaid, Inc.+                                460           10,939
   KB Home+                                                130            9,446
   Whirlpool Corp.                                         110            9,213
   Leggett & Platt, Inc.                                   310            7,118
   Stanley Works+                                          120            5,765
   Snap-On, Inc.                                           100            3,756
   Maytag Corp.                                            130            2,447
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                138,048
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.4%
   eBay, Inc.*+                                          1,901           82,218
   Amazon.com, Inc.*+                                      510           24,047
                                                                  -------------
TOTAL INTERNET & CATALOG RETAIL                                         106,265
                                                                  -------------
   TEXTILES & APPAREL 0.3%
   Nike, Inc. -- Class B                                   320           27,773
   Coach, Inc.*                                            630           21,004
   VF Corp.                                                150            8,301
   Liz Claiborne, Inc.+                                    179            6,412
   Jones Apparel Group, Inc.                               190            5,837
   Reebok International Ltd.                                90            5,240
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                 74,567
                                                                  -------------
   AUTOMOBILES 0.3%
   Ford Motor Co.+                                       3,096           23,901
   Harley-Davidson, Inc.+                                  460           23,685
   General Motors Corp.+                                   944           18,333
                                                                  -------------
TOTAL AUTOMOBILES                                                        65,919
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Eastman Kodak Co.                                       476           11,138
   Mattel, Inc.                                            669           10,584
   Brunswick Corp.                                         158            6,424
   Hasbro, Inc.+                                           300            6,054
                                                                  -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       34,200
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   AUTO COMPONENTS 0.1%
   Johnson Controls, Inc.                                  322    $      23,477
   Goodyear Tire & Rubber Co.*+                            290            5,040
   Dana Corp.                                              250            1,795
   Cooper Tire & Rubber Co.                                100            1,532
   Visteon Corp.*                                          210            1,315
                                                                  -------------
TOTAL AUTO COMPONENTS                                                    33,159
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Apollo Group, Inc. -- Class A*+                         240           14,510
   H&R Block, Inc.                                         552           13,552
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     28,062
                                                                  -------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                       287           12,605
                                                                  -------------
TOTAL DISTRIBUTORS                                                       12,605
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          2,026,820
                                                                  -------------
CONSUMER STAPLES 7.1%
   FOOD & DRUG RETAILING 1.8%
   Wal-Mart Stores, Inc.                                 4,165          194,922
   Walgreen Co.+                                         1,690           74,799
   Costco Wholesale Corp.+                                 790           39,081
   CVS Corp.                                             1,359           35,905
   Sysco Corp.+                                          1,030           31,982
   Kroger Co.*+                                          1,213           22,901
   Whole Foods Market, Inc.                                230           17,800
   Safeway, Inc.+                                          750           17,745
   Albertson's, Inc.+                                      610           13,024
   Supervalu, Inc.                                         229            7,438
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                             455,597
                                                                  -------------
   HOUSEHOLD PRODUCTS 1.7%
   Procter & Gamble Co.                                  5,590          323,549
   Colgate-Palmolive Co.                                   860           47,171
   Kimberly-Clark Corp.                                    780           46,527
   Clorox Co.+                                             250           14,223
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                                431,470
                                                                  -------------
   BEVERAGES 1.6%
   PepsiCo, Inc.                                         2,758          162,943
   Coca-Cola Co.                                         3,451          139,110
   Anheuser-Busch Cos., Inc.+                            1,288           55,332
   Brown-Forman Corp. -- Class B                           140            9,705
   Coca-Cola Enterprises, Inc.                             500            9,585
   Constellation Brands, Inc. --
       Class A*                                            330            8,656
   Pepsi Bottling Group, Inc.+                             230            6,580
   Molson Coors Brewing Co. --
       Class B+                                             90            6,029
                                                                  -------------
TOTAL BEVERAGES                                                         397,940
                                                                  -------------
   TOBACCO 1.1%
   Altria Group, Inc.                                    3,472          259,428
   Reynolds American, Inc.+                                140           13,346
   UST, Inc.+                                              270           11,024
                                                                  -------------
TOTAL TOBACCO                                                           283,798
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   FOOD PRODUCTS 0.8%
   General Mills, Inc.                                     590    $      29,099
   Archer-Daniels-Midland Co.+                           1,089           26,855
   Sara Lee Corp.                                        1,270           24,003
   WM Wrigley Jr Co.                                       300           19,947
   H.J. Heinz Co.                                          560           18,883
   Kellogg Co.                                             430           18,585
   ConAgra Foods, Inc.+                                    856           17,360
   Hershey Co.                                             300           16,575
   Campbell Soup Co.                                       313            9,318
   Tyson Foods, Inc. -- Class A                            424            7,250
   McCormick & Co., Inc.                                   220            6,802
                                                                  -------------
TOTAL FOOD PRODUCTS                                                     194,677
                                                                  -------------
   PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.+                                    760           21,698
   Alberto-Culver Co. -- Class B                           130            5,947
                                                                  -------------
TOTAL PERSONAL PRODUCTS                                                  27,645
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,791,127
                                                                  -------------
ENERGY 6.9%
   OIL & GAS 5.6%
   Exxon Mobil Corp.                                    10,370          582,483
   Chevron Corp.                                         3,736          212,093
   ConocoPhillips+                                       2,306          134,163
   Burlington Resources, Inc.+                             628           54,134
   Occidental Petroleum Corp.+                             670           53,520
   Valero Energy Corp.+                                  1,034           53,354
   Devon Energy Corp.                                      740           46,280
   Anadarko Petroleum Corp.                                404           38,279
   Apache Corp.                                            546           37,412
   Marathon Oil Corp.                                      608           37,070
   EOG Resources, Inc.                                     400           29,348
   XTO Energy, Inc.                                        613           26,935
   Williams Cos., Inc.+                                    950           22,011
   Sunoco, Inc.                                            230           18,027
   Kerr-McGee Corp.+                                       186           16,900
   Kinder Morgan, Inc.                                     180           16,551
   Amerada Hess Corp.+                                     130           16,487
   Murphy Oil Corp.+                                       280           15,117
   El Paso Corp.+                                        1,100           13,376
                                                                  -------------
TOTAL OIL & GAS                                                       1,423,540
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.3%
   Schlumberger Ltd.+                                      982           95,401
   Halliburton Co.                                         850           52,666
   Transocean, Inc.*                                       550           38,329
   Baker Hughes, Inc.+                                     570           34,645
   Weatherford International Ltd.*+                        584           21,141
   BJ Services Co.                                         540           19,802
   Nabors Industries Ltd.*+                                260           19,695
   National-Oilwell Varco, Inc.*                           290           18,183
   Noble Corp.                                             230           16,224
   Rowan Cos., Inc.                                        178            6,344
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       322,430
                                                                  -------------
TOTAL ENERGY                                                          1,745,970
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

UTILITIES 2.5%
   ELECTRIC UTILITIES 1.3%
   Exelon Corp.+                                         1,110    $      58,985
   Southern Co.+                                         1,240           42,817
   TXU Corp.                                               796           39,951
   FPL Group, Inc.                                         656           27,263
   FirstEnergy Corp.                                       550           26,945
   American Electric Power Co., Inc.                       660           24,479
   Entergy Corp.                                           355           24,371
   Edison International                                    536           23,375
   Progress Energy, Inc.+                                  423           18,578
   PPL Corp.                                               628           18,463
   Cinergy Corp.                                           330           14,012
   Allegheny Energy, Inc.*+                                270            8,546
   Pinnacle West Capital Corp.+                            160            6,616
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                                334,401
                                                                  -------------
   MULTI-UTILITIES 1.2%
   Dominion Resources, Inc./VA+                            576           44,467
   Duke Energy Corp.+                                    1,552           42,602
   Public Service Enterprise Group,
       Inc.+                                               424           27,547
   PG&E Corp.+                                             570           21,158
   Sempra Energy                                           430           19,281
   Consolidated Edison, Inc.+                              414           19,181
   Ameren Corp.+                                           340           17,422
   Constellation Energy Group, Inc.                        300           17,280
   AES Corp.*+                                           1,090           17,255
   DTE Energy Co.                                          300           12,957
   Xcel Energy, Inc.+                                      666           12,294
   KeySpan Corp.+                                          290           10,350
   NiSource, Inc.+                                         446            9,304
   CenterPoint Energy, Inc.+                               520            6,682
   TECO Energy, Inc.                                       350            6,013
   CMS Energy Corp.*+                                      370            5,369
   Dynegy, Inc. -- Class A*                                500            2,420
                                                                  -------------
TOTAL MULTI-UTILITIES                                                   291,582
                                                                  -------------
   GAS UTILITIES 0.0%
   Nicor, Inc.+                                             69            2,713
   Peoples Energy Corp.+                                    60            2,104
                                                                  -------------
TOTAL GAS UTILITIES                                                       4,817
                                                                  -------------
TOTAL UTILITIES                                                         630,800
                                                                  -------------
TELECOMMUNICATION SERVICES 2.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
   AT&T, Inc.+                                           6,510          159,430
   Verizon Communications, Inc.+                         4,612          138,913
   BellSouth Corp.+                                      3,046           82,547
   Qwest Communications
       International, Inc.*                              2,569           14,515
   CenturyTel, Inc.+                                       220            7,295
   Citizens Communications Co.+                            560            6,849
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            409,549
                                                                  -------------


68 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Sprint Nextel Corp.                                   4,917    $     114,861
   Alltel Corp.                                            645           40,699
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               155,560
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        565,109
                                                                  -------------
MATERIALS 2.2%
   CHEMICALS 1.2%
   Dow Chemical Co.                                      1,613           70,682
   E.I. du Pont de Nemours and Co.                       1,530           65,025
   Monsanto Co.+                                           450           34,888
   Praxair, Inc.                                           540           28,598
   Air Products & Chemicals, Inc.                          373           22,078
   PPG Industries, Inc.                                    280           16,212
   Rohm & Haas Co.                                         240           11,621
   Ecolab, Inc.                                            310           11,244
   Eastman Chemical Co.                                    140            7,222
   Sigma-Aldrich Corp.+                                    110            6,962
   Ashland, Inc.+                                          120            6,948
   Engelhard Corp.                                         200            6,030
   International Flavors & Fragrances,
       Inc.                                                130            4,355
   Hercules, Inc.*                                         190            2,147
                                                                  -------------
TOTAL CHEMICALS                                                         294,012
                                                                  -------------
   METALS & MINING 0.6%
   Alcoa, Inc.                                           1,454           42,995
   Newmont Mining Corp.+                                   737           39,356
   Phelps Dodge Corp.                                      170           24,458
   Nucor Corp.                                             260           17,347
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B                                     308           16,571
   United States Steel Corp.+                              190            9,133
   Allegheny Technologies, Inc.+                           140            5,051
                                                                  -------------
TOTAL METALS & MINING                                                   154,911
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.3%
   International Paper Co.                                 818           27,493
   Weyerhaeuser Co.                                        410           27,199
   MeadWestvaco Corp.                                      300            8,409
   Louisiana-Pacific Corp.+                                180            4,945
                                                                  -------------
TOTAL PAPER & FOREST PRODUCTS                                            68,046
                                                                  -------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                     190            8,522
   Sealed Air Corp.*                                       138            7,751
   Ball Corp.                                              170            6,752
   Pactiv Corp.*                                           240            5,280
   Bemis Co.+                                              180            5,017
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                             33,322
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   CONSTRUCTION MATERIALS 0.0%
   Vulcan Materials Co.                                    170    $      11,518
                                                                  -------------
TOTAL CONSTRUCTION MATERIALS                                             11,518
                                                                  -------------
TOTAL MATERIALS                                                         561,809
                                                                  -------------
TOTAL COMMON STOCKS
    (Cost $16,773,790)                                               18,775,995
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 21.5%
Repurchase Agreement (Note 5)
   3.45% due 01/03/06++                          $     300,050          300,050
   3.40% due 01/03/06                                1,260,968        1,260,968
   3.39% due 01/03/06                                1,297,941        1,297,941
   3.30% due 01/03/06                                1,297,941        1,297,941
   2.90% due 01/03/06                                1,297,941        1,297,941
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,454,841)                                                  5,454,841
                                                                  -------------
SECURITIES LENDING COLLATERAL 8.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
     U.S. Bank (Note 8)                              2,130,166        2,130,166
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,130,166)                                                  2,130,166
                                                                  -------------
TOTAL INVESTMENTS 103.8%
   (Cost $24,358,797)                                             $  26,361,002
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (3.8)%                                          $    (963,693)
                                                                  =============
NET ASSETS - 100.0%                                               $  25,397,309

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           LOSS
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $16,780,150)                               268    $    (265,027)
                                                                  =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
March 2006 S&P 500 Index
   Swap, Maturing 03/29/06**
   (Notional Market Value
   $15,189,480)                                         12,168    $    (118,939)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.

      REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 80.2%

INFORMATION TECHNOLOGY 48.2%
   SOFTWARE 13.5%
   Microsoft Corp.                                      93,120    $   2,435,088
   Oracle Corp.*                                        54,600          666,666
   Symantec Corp.*                                      28,750          503,125
   Adobe Systems, Inc.                                  12,310          454,978
   Electronic Arts, Inc.*+                               7,700          402,787
   Intuit, Inc.*+                                        5,670          302,211
   Autodesk, Inc.                                        6,120          262,854
   Siebel Systems, Inc.+                                15,490          163,884
   Citrix Systems, Inc.*                                 5,330          153,397
   Cadence Design Systems, Inc.*+                        7,430          125,716
   Check Point Software
       Technologies Ltd.*+                               6,130          123,213
   Red Hat, Inc.*+                                       4,350          118,494
   BEA Systems, Inc.*                                   10,400           97,760
   Activision, Inc.*+                                    6,110           83,951
   Mercury Interactive Corp.*                            2,340           65,029
                                                                  -------------
TOTAL SOFTWARE                                                        5,959,153
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 10.3%
   Intel Corp.                                          53,660        1,339,354
   Maxim Integrated Products, Inc.+                     11,680          423,283
   Marvell Technology Group Ltd.*                        6,900          387,021
   Applied Materials, Inc.+                             20,980          376,381
   Linear Technology Corp.                              10,330          372,603
   Broadcom Corp. -- Class A*                            6,760          318,734
   KLA-Tencor Corp.+                                     5,980          294,993
   Xilinx, Inc.+                                        11,680          294,453
   Altera Corp.*                                        12,930          239,593
   Nvidia Corp.*                                         4,200          153,552
   Microchip Technology, Inc.                            4,440          142,746
   Lam Research Corp.*+                                  3,570          127,378
   ATI Technologies, Inc.*+                              6,180          104,998
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                          4,575,089
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 9.2%
   Qualcomm, Inc.                                       50,410        2,171,663
   Cisco Systems, Inc.*                                 55,780          954,953
   Research In Motion, Ltd.*+                            4,860          320,809
   Juniper Networks, Inc.*+                              9,430          210,289
   Comverse Technology, Inc.*+                           5,220          138,800
   JDS Uniphase Corp.*+                                 48,090          113,492
   Telefonaktiebolaget LM Ericsson --
       SP ADR+                                           3,260          112,144
   Tellabs, Inc.*                                        6,390           69,651
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                        4,091,801
                                                                  -------------
   COMPUTERS & PERIPHERALS 7.9%
   Apple Computer, Inc.*                                29,880        2,148,073
   Dell, Inc.*                                          22,010          660,080
   Sandisk Corp.*+                                       4,290          269,498
   Network Appliance, Inc.*+                             9,720          262,440
   Sun Microsystems, Inc.*                              37,130          155,575
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                         3,495,666
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES 4.7%
   Google, Inc. -- Class A*+                             3,040    $   1,261,174
   Yahoo!, Inc.*+                                       17,340          679,381
   VeriSign, Inc.*+                                      6,140          134,589
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                    2,075,144
                                                                  -------------
   IT CONSULTING & SERVICES 2.0%
   Paychex, Inc.+                                        9,140          348,417
   Fiserv, Inc.*+                                        5,870          253,995
   Cognizant Technology Solutions
       Corp.*                                            3,420          172,197
   CheckFree Corp.*                                      2,160           99,144
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                          873,753
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
   Flextronics International Ltd.*+                     15,820          165,161
   CDW Corp.                                             2,110          121,472
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                286,633
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         21,357,239
                                                                  -------------
CONSUMER DISCRETIONARY 14.9%
   INTERNET & CATALOG RETAIL 4.3%
   eBay, Inc.*+                                         26,510        1,146,557
   Amazon.com, Inc.*+                                    7,000          330,050
   IAC/InterActiveCorp*+                                 8,490          240,352
   Expedia, Inc.*+                                       8,560          205,098
                                                                  -------------
TOTAL INTERNET & CATALOG RETAIL                                       1,922,057
                                                                  -------------
   MEDIA 4.1%
   Comcast Corp. -- Class A*+                           24,250          629,530
   Sirius Satellite Radio, Inc.*+                       36,650          245,555
   NTL, Inc.*+                                           2,360          160,669
   Pixar*+                                               3,040          160,269
   XM Satellite Radio Holdings, Inc.*+                   5,720          156,042
   EchoStar Communications Corp.*+                       5,550          150,793
   Liberty Global, Inc. -- Class A*                      6,140          138,150
   Lamar Advertising Co.*                                2,200          101,508
   Discovery Holding Co. -- Class A*+                    5,950           90,142
                                                                  -------------
TOTAL MEDIA                                                           1,832,658
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 2.2%
   Starbucks Corp.*                                     27,170          815,372
   Wynn Resorts Ltd.*+                                   2,760          151,386
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     966,758
                                                                  -------------
   SPECIALTY RETAIL 2.2%
   Bed Bath & Beyond, Inc.*                             10,150          366,922
   Staples, Inc.                                        12,490          283,648
   Urban Outfitters, Inc.*                               4,310          109,086
   Ross Stores, Inc.                                     3,620          104,618
   Petsmart, Inc.+                                       3,610           92,633
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                  956,907
                                                                  -------------
   MULTILINE RETAIL 1.1%
   Sears Holdings Corp.*+                                4,280          494,468
                                                                  -------------
TOTAL MULTILINE RETAIL                                                  494,468
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Apollo Group, Inc. -- Class A*+                       4,530          273,884
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    273,884
                                                                  -------------


70 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 0.4%
   Garmin Ltd.+                                          2,540    $     168,529
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                168,529
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          6,615,261
                                                                  -------------
HEALTH CARE 11.6%
   BIOTECHNOLOGY 8.1%
   Amgen, Inc.*+                                        14,620        1,152,933
   Gilead Sciences, Inc.*                               11,460          603,140
   Genzyme Corp.*                                        8,230          582,519
   Biogen Idec, Inc.*+                                   9,380          425,195
   Chiron Corp.*                                         6,700          297,882
   Celgene Corp.*+                                       4,270          276,696
   Medimmune, Inc.*                                      6,690          234,284
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                   3,572,649
                                                                  -------------
   PHARMACEUTICALS 1.5%
   Teva Pharmaceutical Industries
       Ltd. -- SP ADR+                                  12,300          529,023
   Sepracor, Inc.*+                                      2,620          135,192
                                                                  -------------
TOTAL PHARMACEUTICALS                                                   664,215
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 1.1%
   Express Scripts, Inc.*                                3,300          276,540
   Patterson Cos., Inc.*+                                3,360          112,224
   Lincare Holdings, Inc.*                               2,380           99,746
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  488,510
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
   Biomet, Inc.+                                         8,530          311,942
   DENTSPLY International, Inc.                          1,920          103,085
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  415,027
                                                                  -------------
TOTAL HEALTH CARE                                                     5,140,401
                                                                  -------------
INDUSTRIALS 2.9%
   COMMERCIAL SERVICES & SUPPLIES 0.8%
   Cintas Corp.                                          5,120          210,841
   Monster Worldwide, Inc.*+                             3,140          128,175
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    339,016
                                                                  -------------
   AIR FREIGHT & COURIERS 0.8%
   Expeditors International
       Washington, Inc.+                                 2,660          179,577
   CH Robinson Worldwide, Inc.                           4,300          159,229
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                            338,806
                                                                  -------------
   MACHINERY 0.8%
   Paccar, Inc.+                                         4,820          333,689
                                                                  -------------
TOTAL MACHINERY                                                         333,689
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+                                         3,670          143,827
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  143,827
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.2%
   American Power Conversion Corp.                       4,990          109,780
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                              109,780
                                                                  -------------
TOTAL INDUSTRIALS                                                     1,265,118
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

CONSUMER STAPLES 1.3%
   FOOD & DRUG RETAILING 1.3%
   Costco Wholesale Corp.+                               6,320    $     312,651
   Whole Foods Market, Inc.+                             3,380          261,578
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                             574,229
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  574,229
                                                                  -------------
TELECOMMUNICATION SERVICES 0.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
   MCI, Inc.                                             9,080          179,148
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            179,148
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   NII Holdings, Inc. -- Class B*+                       3,670          160,306
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               160,306
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        339,454
                                                                  -------------
ENERGY 0.3%
   ENERGY EQUIPMENT & SERVICES 0.3%
   Patterson-UTI Energy, Inc.                            4,360          143,662
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       143,662
                                                                  -------------
TOTAL ENERGY                                                            143,662
                                                                  -------------
MATERIALS 0.2%
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                  1,640          103,796
                                                                  -------------
TOTAL CHEMICALS                                                         103,796
                                                                  -------------
TOTAL MATERIALS                                                         103,796
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $30,281,687)                                                35,539,160
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 24.8%
Repurchase Agreement (Note 5)
   3.45% due 01/03/06++                          $   2,391,026        2,391,026
   3.40% due 01/03/06                                5,112,973        5,112,973
   3.39% due 01/03/06                                1,167,361        1,167,361
   3.30% due 01/03/06                                1,167,361        1,167,361
   2.90% due 01/03/06                                1,167,361        1,167,361
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,006,082)                                                11,006,082
                                                                  -------------
SECURITIES LENDING COLLATERAL 16.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
     U.S. Bank (Note 8)                              7,258,246        7,258,246
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,258,246)                                                  7,258,246
                                                                  -------------
TOTAL INVESTMENTS 121.4%
   (Cost $48,546,015)                                             $  53,803,488
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (21.4)%                                         $  (9,490,923)
                                                                  =============
NET ASSETS - 100.0%                                               $  44,312,565
-------------------------------------------------------------------------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2006 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $4,538,810)                                   137    $     (41,243)
                                                                  =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENTS
March 2006 Nasdaq 100 Index
    Swap, Maturing 03/14/06**
    (Notional Market
     Value $27,538,589)                                 16,739    $    (807,258)
March 2006 Nasdaq 100 Index
    Swap, Maturing 03/29/06**
    (Notional Market
     Value $21,157,964)                                 12,860         (231,817)
                                                                  -------------
(TOTAL NOTIONAL MARKET
    VALUE $48,696,553)                                            $  (1,039,075)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


72 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 84.1%

FINANCIALS 15.4%
   INSURANCE 3.7%
   HCC Insurance Holdings, Inc.+                        13,740    $     407,803
   First American Corp.+                                 8,430          381,879
   Fidelity National Financial, Inc.                     8,370          307,932
   Horace Mann Educators Corp.                          15,590          295,587
   W.R. Berkley Corp.                                    5,650          269,053
   Ohio Casualty Corp.                                   4,740          134,237
   Old Republic International Corp.                      3,070           80,618
                                                                  -------------
TOTAL INSURANCE                                                       1,877,109
                                                                  -------------
   REAL ESTATE 3.4%
   Liberty Property Trust+                               9,380          401,933
   Rayonier, Inc.+                                      10,030          399,695
   Highwoods Properties, Inc.                           12,060          343,107
   New Plan Excel Realty Trust                          11,480          266,106
   Macerich Co.+                                         3,930          263,860
   Developers Diversified Realty Corp.                   1,680           78,994
                                                                  -------------
TOTAL REAL ESTATE                                                     1,753,695
                                                                  -------------
   BANKS 3.0%
   Colonial BancGroup, Inc.                             17,210          409,942
   SVB Financial Group*+                                 7,250          339,590
   Wilmington Trust Corp.                                8,550          332,680
   Mercantile Bankshares Corp.                           5,240          295,746
   Associated Banc-Corp.+                                2,570           83,654
   Cathay General Bancorp                                  890           31,987
   FirstMerit Corp.+                                       930           24,096
                                                                  -------------
TOTAL BANKS                                                           1,517,695
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 2.4%
   Radian Group, Inc.+                                   8,450          495,085
   PMI Group, Inc.+                                     10,680          438,628
   Astoria Financial Corp.                               7,880          231,672
   IndyMac Bancorp, Inc.                                 1,690           65,944
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      1,231,329
                                                                  -------------
   CAPITAL MARKETS 2.3%
   Legg Mason, Inc.                                      4,290          513,470
   Jefferies Group, Inc.+                                8,420          378,732
   LaBranche & Co., Inc.*+                              19,330          195,426
   Investors Financial Services Corp.+                   1,750           64,452
   Raymond James Financial, Inc.+                          580           21,849
                                                                  -------------
TOTAL CAPITAL MARKETS                                                 1,173,929
                                                                  -------------
   CONSUMER FINANCE 0.3%
   AmeriCredit Corp.*                                    6,790          174,028
                                                                  -------------
TOTAL CONSUMER FINANCE                                                  174,028
                                                                  -------------
   DIVERSIFIED FINANCIALS 0.3%
   Leucadia National Corp.                               3,220          152,821
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

TOTAL DIVERSIFIED FINANCIALS                                      $     152,821
                                                                  -------------
TOTAL FINANCIALS                                                      7,880,606
                                                                  -------------
CONSUMER DISCRETIONARY 14.1%
   SPECIALTY RETAIL 4.9%
   American Eagle Outfitters, Inc.+                     19,750          453,855
   Pacific Sunwear of California, Inc.*                 14,540          362,337
   Claire's Stores, Inc.                                11,960          349,471
   Chico's FAS, Inc.*+                                   7,100          311,903
   Advance Auto Parts, Inc.*+                            5,230          227,296
   Barnes & Noble, Inc.                                  3,480          148,491
   Urban Outfitters, Inc.*                               4,600          116,426
   Abercrombie & Fitch Co. --
       Class A+                                          1,710          111,458
   Payless Shoesource, Inc.*                             3,340           83,834
   O'Reilly Automotive, Inc.*                            2,470           79,065
   Rent-A-Center, Inc.*                                  3,900           73,554
   Ross Stores, Inc.                                     2,520           72,828
   Petsmart, Inc.                                        2,780           71,335
   Borders Group, Inc.                                   1,230           26,654
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                2,488,507
                                                                  -------------
   MEDIA 2.9%
   Harte-Hanks, Inc.                                    11,420          301,374
   Scholastic Corp.*+                                   10,100          287,951
   Belo Corp. -- Class A+                               13,240          283,468
   Valassis Communications, Inc.*                        9,370          272,386
   Emmis Communications Corp. --
       Class A*                                          5,770          114,881
   Catalina Marketing Corp.+                             3,440           87,204
   Media General, Inc.                                   1,640           83,148
   Entercom Communications Corp.*                        1,600           47,472
   Westwood One, Inc.                                      470            7,661
                                                                  -------------
TOTAL MEDIA                                                           1,485,545
                                                                  -------------
   HOUSEHOLD DURABLES 1.9%
   Toll Brothers, Inc.*+                                 9,140          316,609
   Ryland Group, Inc.+                                   3,490          251,734
   Harman International Industries,
       Inc.                                              2,450          239,732
   American Greetings Corp. --
       Class A+                                          4,680          102,820
   Beazer Homes USA, Inc.+                                 520           37,877
   Hovnanian Enterprises, Inc. --
       Class A*                                            540           26,806
   Blyth, Inc.                                             840           17,598
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                993,176
                                                                  -------------
   MULTILINE RETAIL 1.1%
   Dollar Tree Stores, Inc.*                            16,420          393,095
   Saks, Inc.*+                                         10,250          172,815
                                                                  -------------
TOTAL MULTILINE RETAIL                                                  565,910
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Career Education Corp.*+                              9,560    $     322,363
   ITT Educational Services, Inc.*                       2,330          137,727
   Education Management Corp.*                           1,420           47,584
   DeVry, Inc.*                                            470            9,400
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    517,074
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.0%
   Brinker International, Inc.                          10,560          408,249
   GTECH Holdings Corp.                                  1,890           59,989
   CBRL Group, Inc.+                                     1,140           40,071
   Applebee's International, Inc.                          260            5,873
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     514,182
                                                                  -------------
   TEXTILES & APPAREL 0.7%
   Polo Ralph Lauren Corp.+                              6,310          354,243
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                354,243
                                                                  -------------
   AUTO COMPONENTS 0.6%
   Modine Manufacturing Co.+                             9,510          309,931
                                                                  -------------
TOTAL AUTO COMPONENTS                                                   309,931
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          7,228,568
                                                                  -------------
INFORMATION TECHNOLOGY 13.6%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.3%
   Lam Research Corp.*                                  12,950          462,056
   Microchip Technology, Inc.                           13,300          427,595
   MEMC Electronic Materials, Inc.*                     12,080          267,814
   Intersil Corp. -- Class A                             7,150          177,892
   International Rectifier Corp.*+                       5,270          168,113
   Cypress Semiconductor Corp.*+                         8,650          123,262
   Micrel, Inc.*                                         3,210           37,236
   Credence Systems Corp.*                               3,900           27,144
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                          1,691,112
                                                                  -------------
   IT CONSULTING & SERVICES 2.7%
   DST Systems, Inc.*                                    6,950          416,375
   Ceridian Corp.*                                      14,140          351,379
   MPS Group, Inc.*+                                    19,320          264,104
   CSG Systems International, Inc.*+                     7,110          158,695
   Alliance Data Systems Corp.*                          3,070          109,292
   BISYS Group, Inc.*                                    2,890           40,489
   MoneyGram International, Inc.                         1,100           28,688
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                        1,369,022
                                                                  -------------
   SOFTWARE 2.4%
   Sybase, Inc.*+                                       15,810          345,606
   Fair Isaac Corp.+                                     5,480          242,052
   Advent Software, Inc.*                                8,130          235,038
   McAfee, Inc.*                                         4,610          125,069
   Activision, Inc.*+                                    7,990          109,783
   RSA Security, Inc.*+                                  7,030           78,947
   Macrovision Corp.*                                    4,460           74,616
                                                                  -------------
TOTAL SOFTWARE                                                        1,211,111
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT 1.8%
   Harris Corp.+                                         8,810    $     378,918
   Avocent Corp.*                                        4,480          121,811
   ADTRAN, Inc.+                                         3,550          105,577
   F5 Networks, Inc.*+                                   1,730           98,939
   Polycom, Inc.*                                        6,030           92,259
   Powerwave Technologies, Inc.*+                        5,500           69,135
   Plantronics, Inc.                                     1,330           37,639
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                          904,278
                                                                  -------------
   COMPUTERS & PERIPHERALS 1.7%
   Sandisk Corp.*+                                       8,770          550,932
   Western Digital Corp.*                                9,800          182,378
   Imation Corp.                                         2,760          127,153
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                           860,463
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
   CDW Corp.                                             6,290          362,115
   Arrow Electronics, Inc.*                              6,750          216,202
   Plexus Corp.*                                         4,090           93,007
   Amphenol Corp. -- Class A                             1,210           53,555
   National Instruments Corp.                            1,390           44,549
   Avnet, Inc.*+                                           900           21,546
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                790,974
                                                                  -------------
   OFFICE ELECTRONICS 0.2%
   Zebra Technologies Corp. --
       Class A*                                          3,070          131,550
                                                                  -------------
TOTAL OFFICE ELECTRONICS                                                131,550
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          6,958,510
                                                                  -------------
INDUSTRIALS 11.4%
   COMMERCIAL SERVICES & SUPPLIES 3.8%
   Dun & Bradstreet Corp.*+                              7,120          476,755
   Adesa, Inc.                                          15,350          374,847
   Herman Miller, Inc.                                  12,040          339,408
   Manpower, Inc.                                        6,970          324,105
   Corporate Executive Board Co.                         1,550          139,035
   Republic Services, Inc.                               3,580          134,429
   HNI Corp.                                             1,320           72,508
   Deluxe Corp.                                          2,280           68,719
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,929,806
                                                                  -------------
   MACHINERY 1.9%
   Crane Co.                                            10,630          374,920
   Joy Global, Inc.                                      4,530          181,200
   Timken Co.                                            5,200          166,504
   Nordson Corp.                                         4,090          165,686
   Trinity Industries, Inc.+                             1,150           50,680
                                                                  -------------
TOTAL MACHINERY                                                         938,990
                                                                  -------------
   AEROSPACE & DEFENSE 1.3%
   Alliant Techsystems, Inc.*+                           5,210          396,846
   Precision Castparts Corp.+                            5,410          280,292
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                               677,138
                                                                  -------------


74 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   ROAD & RAIL 1.2%
   CNF, Inc.+                                            7,160    $     400,172
   Yellow Roadway Corp.*+                                4,560          203,422
                                                                  -------------
TOTAL ROAD & RAIL                                                       603,594
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.8%
   GATX Corp.+                                           4,650          167,772
   Fastenal Co.+                                         3,460          135,597
   MSC Industrial Direct Co. --
       Class A                                           2,780          111,812
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  415,181
                                                                  -------------
   AIR FREIGHT & COURIERS 0.8%
   CH Robinson Worldwide, Inc.                           7,060          261,432
   Expeditors International
       Washington, Inc.                                  2,010          135,695
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                            397,127
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.5%
   Jacobs Engineering Group, Inc.*                       3,650          247,725
   Granite Construction, Inc.                               50            1,796
                                                                  -------------
TOTAL CONSTRUCTION & ENGINEERING                                        249,521
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 0.4%
   Teleflex, Inc.                                        3,390          220,282
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                          220,282
                                                                  -------------
   MARINE 0.3%
   Alexander & Baldwin, Inc.+                            3,100          168,144
                                                                  -------------
TOTAL MARINE                                                            168,144
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.2%
   AMETEK, Inc.+                                         2,740          116,560
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                              116,560
                                                                  -------------
   AIRLINES 0.2%
   AirTran Holdings, Inc.+                               6,400          102,592
                                                                  -------------
TOTAL AIRLINES                                                          102,592
                                                                  -------------
TOTAL INDUSTRIALS                                                     5,818,935
                                                                  -------------
HEALTH CARE 9.4%
   HEALTH CARE EQUIPMENT & SUPPLIES 3.0%
   Hillenbrand Industries, Inc.                          7,140          352,787
   Varian Medical Systems, Inc.*+                        6,300          317,142
   Varian, Inc.*                                         6,400          254,656
   Inamed Corp.*                                         2,340          205,171
   Edwards Lifesciences Corp.*                           3,040          126,494
   DENTSPLY International, Inc.                          2,330          125,098
   Intuitive Surgical, Inc.*+                              910          106,716
   Gen-Probe, Inc.*                                        910           44,399
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,532,463
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 2.9%
   Omnicare, Inc.+                                       9,630          551,029
   Lincare Holdings, Inc.*                               9,730          407,784
   Triad Hospitals, Inc.*                                4,690          183,989
   LifePoint Hospitals, Inc.*+                           3,390          127,125

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Apria Healthcare Group, Inc.*                         4,090    $      98,610
   Health Net, Inc.*                                     1,370           70,623
   Community Health Systems, Inc.*+                      1,160           44,474
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,483,634
                                                                  -------------
   PHARMACEUTICALS 1.8%
   IVAX Corp.*                                          12,810          401,338
   Barr Pharmaceuticals, Inc.*                           5,670          353,184
   Sepracor, Inc.*+                                      2,720          140,352
   Valeant Pharmaceuticals
       International                                     1,140           20,611
                                                                  -------------
TOTAL PHARMACEUTICALS                                                   915,485
                                                                  -------------
   BIOTECHNOLOGY 1.7%
   Invitrogen Corp.*+                                    4,150          276,556
   Protein Design Labs, Inc.*+                           9,090          258,338
   Charles River Laboratories
       International, Inc.*+                             5,150          218,205
   Millennium Pharmaceuticals, Inc.*+                    3,830           37,151
   Techne Corp.*                                           530           29,760
   Cephalon, Inc.*+                                        440           28,486
   Martek Biosciences Corp.*+                              440           10,828
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                     859,324
                                                                  -------------
TOTAL HEALTH CARE                                                     4,790,906
                                                                  -------------
ENERGY 7.7%
   OIL & GAS 4.1%
   Peabody Energy Corp.                                  5,840          481,333
   Noble Energy, Inc.                                    9,970          401,791
   Southwestern Energy Co.*                              6,550          235,407
   Pioneer Natural Resources Co.                         4,570          234,304
   Arch Coal, Inc.+                                      2,920          232,140
   Forest Oil Corp.*                                     3,160          144,001
   Newfield Exploration Co.*                             2,700          135,189
   Western Gas Resources, Inc.                           2,810          132,323
   Denbury Resources, Inc.*                              4,380           99,777
   Quicksilver Resources, Inc.*+                           730           30,667
   Plains Exploration &
       Production Co.*                                      70            2,781
                                                                  -------------
TOTAL OIL & GAS                                                       2,129,713
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 3.6%
   Patterson-UTI Energy, Inc.                           13,180          434,281
   Pride International, Inc.*                            7,830          240,772
   Grant Prideco, Inc.*+                                 5,340          235,601
   Cooper Cameron Corp.*+                                5,380          222,732
   Helmerich & Payne, Inc.                               2,940          182,015
   Smith International, Inc.+                            4,850          179,984
   Tidewater, Inc.+                                      3,930          174,728
   ENSCO International, Inc.+                            3,840          170,304
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     1,840,417
                                                                  -------------
TOTAL ENERGY                                                          3,970,130
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

UTILITIES 6.2%
   MULTI-UTILITIES 3.8%
   Wisconsin Energy Corp.                               12,020    $     469,502
   SCANA Corp.                                          11,590          456,414
   WPS Resources Corp.                                   6,720          371,683
   NSTAR                                                 8,040          230,748
   MDU Resources Group, Inc.                             6,830          223,614
   Aquila, Inc.*                                        45,560          164,016
                                                                  -------------
TOTAL MULTI-UTILITIES                                                 1,915,977
                                                                  -------------
   GAS UTILITIES 2.3%
   Equitable Resources, Inc.                            12,440          456,423
   Oneok, Inc.+                                         14,430          384,271
   Questar Corp.+                                        4,320          327,024
                                                                  -------------
TOTAL GAS UTILITIES                                                   1,167,718
                                                                  -------------
   ELECTRIC UTILITIES 0.1%
   Sierra Pacific Resources*+                            4,400           57,376
   Westar Energy, Inc.                                     600           12,900
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                                 70,276
                                                                  -------------
TOTAL UTILITIES                                                       3,153,971
                                                                  -------------
MATERIALS 3.6%
   CHEMICALS 2.9%
   Lyondell Chemical Co.+                               18,210          433,762
   Lubrizol Corp.                                        8,250          358,297
   Olin Corp.+                                          17,220          338,890
   FMC Corp.*                                            2,110          112,189
   Cytec Industries, Inc.                                2,200          104,786
   Scotts Miracle-Gro Co. -- Class A                     1,420           64,241
   Airgas, Inc.                                          1,270           41,783
   Chemtura Corp.                                        1,630           20,701
                                                                  -------------
TOTAL CHEMICALS                                                       1,474,649
                                                                  -------------
   CONSTRUCTION MATERIALS 0.5%
   Martin Marietta Materials, Inc.+                      3,070          235,530
                                                                  -------------
TOTAL CONSTRUCTION MATERIALS                                            235,530
                                                                  -------------
   METALS & MINING 0.2%
   Worthington Industries, Inc.                          6,710          128,899
                                                                  -------------
TOTAL METALS & MINING                                                   128,899
                                                                  -------------
TOTAL MATERIALS                                                       1,839,078
                                                                  -------------
CONSUMER STAPLES 2.4%
   HOUSEHOLD PRODUCTS 1.5%
   Energizer Holdings, Inc.*                             8,390          417,738
   Church & Dwight Co., Inc.                            11,060          365,312
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                                783,050
                                                                  -------------
   FOOD PRODUCTS 0.9%
   Hormel Foods Corp.                                    8,300          271,244
   Dean Foods Co.*                                       4,610          173,612
                                                                  -------------
TOTAL FOOD PRODUCTS                                                     444,856
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,227,906
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
   Cincinnati Bell, Inc.*                               44,960    $     157,810
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            157,810
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.0%
   Telephone & Data Systems, Inc.                          500           18,015
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                18,015
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        175,825
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $40,217,344)                                                43,044,435
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
FEDERAL AGENCY DISCOUNT NOTE  1.9%
Federal Farm Credit Bank**
   4.04% due 01/09/06                            $   1,000,000          999,327
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTE
   (Cost $999,327)                                                      999,327
                                                                  -------------
REPURCHASE AGREEMENTS  12.1%
Repurchase Agreement (Note 5)
   3.45% due 01/03/06++                              1,790,668        1,790,668
   3.40% due 01/03/06                                1,072,285        1,072,285
   3.39% due 01/03/06                                1,103,724        1,103,724
   3.30% due 01/03/06                                1,103,724        1,103,724
   2.90% due 01/03/06                                1,103,724        1,103,724
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,174,125)                                                  6,174,125
                                                                  -------------
SECURITIES LENDING COLLATERAL  15.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
     U.S. Bank (Note 8)                              7,735,014        7,735,014
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,735,014)                                                  7,735,014
                                                                  -------------
TOTAL INVESTMENTS 113.2%
   (Cost $55,125,810)                                             $  57,952,901
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (13.2)%                                         $  (6,755,855)
                                                                  =============
NET ASSETS - 100.0%                                               $  51,197,046

-------------------------------------------------------------------------------


76 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2006 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $10,315,190)                               139    $    (105,659)
                                                                  =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
February 2006 S&P MidCap 400 Index
   Swap, Maturing 02/21/06***
   (Notional Market
   Value $23,581,157)                                   31,951    $    (152,901)
                                                                  =============

  *   NON-INCOME PRODUCING SECURITY.

 ** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

***   PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

  +   ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

 ++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 35.1%
Fannie Mae*
   4.07% due 01/30/06                            $     250,000    $     249,237
Federal Farm Credit Bank*
   3.50% due 01/05/06                                  250,000          249,951
Federal Home Loan Bank*
   3.98% due 01/04/06                                  250,000          249,972
Freddie Mac*
   4.07% due 01/30/06                                  250,000          249,237
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $998,397)                                                      998,397
                                                                  -------------
REPURCHASE AGREEMENTS 52.5%
Repurchase Agreement (Note 5)
   3.45% due 01/03/06+                                 190,311          190,311
   3.40% due 01/03/06                                  319,498          319,498
   3.39% due 01/03/06                                  328,866          328,866
   3.30% due 01/03/06                                  328,866          328,866
   2.90% due 01/03/06                                  328,866          328,866
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,496,407)                                                  1,496,407
                                                                  -------------
TOTAL INVESTMENTS 87.6%
   (Cost $2,494,804)                                              $   2,494,804
                                                                  =============
OTHER ASSETS IN
   EXCESS OF LIABILITIES - 12.4%                                  $     351,559
                                                                  =============
NET ASSETS - 100.0%                                               $   2,846,363

-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2006 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $667,890)                                    9    $       1,248
                                                                  =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
February 2006 S&P MidCap 400 Index
   Swap, Maturing 02/21/06**
   (Notional Market
   Value $2,227,354)                                     3,018    $      24,915
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


78 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
    MEKROS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 93.3%

FINANCIALS 20.0%
   REAL ESTATE 6.8%
   Taubman Centers, Inc.+                                4,380    $     152,205
   Jones Lang LaSalle, Inc.                              2,880          145,008
   FelCor Lodging Trust, Inc.                            7,480          128,731
   Potlatch Corp.+                                       2,500          127,450
   Nationwide Health Properties, Inc.                    5,810          124,334
   Pennsylvania Real Estate
       Investment Trust                                  3,320          124,035
   Strategic Hotel Capital, Inc.                         6,020          123,892
   Commercial Net Lease Realty                           6,030          122,831
   Eastgroup Properties, Inc.                            2,710          122,384
   Corporate Office Properties
       Trust SBI/MD                                      3,360          119,414
   Mid-America Apartment
       Communities, Inc.                                 2,440          118,340
   Tanger Factory Outlet Centers, Inc.                   4,100          117,834
   Meristar Hospitality Corp.*                          12,461          117,133
   American Home Mortgage
       Investment Corp.+                                 3,540          115,298
   Spirit Finance Corp.                                 10,050          114,067
   Entertainment Properties Trust                        2,630          107,172
   National Health Investors, Inc.                       3,520           91,379
   Trammell Crow Co.*                                    2,040           52,326
   Fieldstone Investment Corp.                           4,360           51,710
   Arbor Realty Trust, Inc.                              1,920           49,766
   Bedford Property Investors, Inc.                      2,180           47,829
   Newcastle Investment Corp.                            1,790           44,482
   Luminent Mortgage Capital, Inc.                       5,720           42,957
   Essex Property Trust, Inc.+                             410           37,802
   Kilroy Realty Corp.                                     610           37,759
   Realty Income Corp.                                   1,350           29,187
   MFA Mortgage Investments, Inc.                        4,810           27,417
   Saxon Capital, Inc.                                   2,200           24,926
   Equity Inns, Inc.                                     1,370           18,564
   CB Richard Ellis Group, Inc. --
       Class A*                                            300           17,655
   Capstead Mortgage Corp.+                              2,890           16,791
   Equity Lifestyle Properties, Inc.                       340           15,130
   HomeBanc Corp./Atlanta GA                             1,870           13,988
   New Century Financial Corp.+                            300           10,821
                                                                  -------------
TOTAL REAL ESTATE                                                     2,610,617
                                                                  -------------
   BANKS 6.2%
   Umpqua Holding Corp.                                  4,970          141,794
   Hudson United Bancorp                                 3,370          140,461
   SVB Financial Group*+                                 2,810          131,620
   Central Pacific Financial Corp. Co.                   3,430          123,206
   Sterling Financial Corp./WA                           4,775          119,279
   Provident Bankshares Corp.                            3,430          115,831
   First Republic Bank                                   3,107          114,990
   Greater Bay Bancorp                                   4,422          113,292
   Republic Bancorp, Inc./MI                             9,484          112,860

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   TrustCo Bank Corp./NY+                                8,630    $     107,185
   FNB Corp.                                             5,836          101,313
   MB Financial Corp.                                    2,800           99,120
   First Bancorp Puerto Rico                             7,870           97,667
   First Financial Bancorp+                              5,280           92,506
   Community Bank System, Inc.                           3,920           88,396
   PrivateBancorp, Inc.                                  2,460           87,502
   UCBH Holdings, Inc.+                                  4,640           82,963
   Hanmi Financial Corp.                                 4,520           80,727
   United Bankshares, Inc.                               2,100           74,004
   Citizens Banking Corp./MI                             2,090           57,997
   First Midwest Bancorp, Inc./IL                        1,550           54,343
   Nara Bancorp, Inc.+                                   2,760           49,073
   First Community Bancorp/CA                              870           47,302
   Center Financial Corp.                                1,660           41,766
   East-West Bancorp, Inc.                               1,020           37,220
   Oriental Financial Group+                             2,860           35,350
   Prosperity Bancshares, Inc.                             910           26,153
                                                                  -------------
TOTAL BANKS                                                           2,373,920
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 2.8%
   Fremont General Corp.+                                6,180          143,561
   Corus Bankshares, Inc.+                               2,210          124,357
   FirstFed Financial Corp.*+                            2,160          117,763
   Harbor Florida Bancshares, Inc.                       2,960          109,668
   Provident Financial Services, Inc.                    5,760          106,618
   BankAtlantic Bancorp, Inc. --
       Class A                                           6,530           91,420
   Flagstar Bancorp, Inc.                                5,180           74,592
   NetBank, Inc.+                                        6,920           49,686
   Dime Community Bancshares                             3,220           47,044
   Kearny Financial Corp.                                3,250           39,650
   Federal Agricultural Mortgage
       Corp.                                             1,290           38,610
   Doral Financial Corp.                                 3,350           35,510
   Downey Financial Corp.                                  460           31,459
   Franklin Bank Corp./Houston TX*                       1,630           29,324
   W Holding Co., Inc.+                                  2,940           24,196
   R&G Financial Corp. -- Class B                        1,830           24,156
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      1,087,614
                                                                  -------------
   INSURANCE 2.3%
   ProAssurance Corp.*+                                  2,730          132,787
   Argonaut Group, Inc.*                                 3,930          128,786
   LandAmerica Financial Group, Inc.                     2,020          126,048
   Zenith National Insurance Corp.                       2,725          125,677
   Selective Insurance Group, Inc.                       1,920          101,952
   American Physicians Capital, Inc.*                    1,090           49,911
   Safety Insurance Group, Inc.                          1,140           46,022
   Universal American Financial Corp.*                   2,750           41,470
   RLI Corp.                                               820           40,893
   Delphi Financial Group, Inc. --
       Class A                                             880           40,489
   Philadelphia Consolidated
       Holding Co.*                                        320           30,941


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
    MEKROS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Covanta Holding Corp.*                                1,510    $      22,741
   AmerUs Group Co.                                        320           18,134
                                                                  -------------
TOTAL INSURANCE                                                         905,851
                                                                  -------------
   CAPITAL MARKETS 0.8%
   Investment Technology Group,
       Inc.*                                             3,710          131,482
   Calamos Asset Management, Inc. --
       Class A                                           3,420          107,559
   Affiliated Managers Group*+                             390           31,297
   GAMCO Investors, Inc. -- Class A                        450           19,589
   LaBranche & Co., Inc.*+                               1,550           15,671
   MarketAxess Holdings, Inc.*                           1,179           13,476
                                                                  -------------
TOTAL CAPITAL MARKETS                                                   319,074
                                                                  -------------
   CONSUMER FINANCE 0.8%
   CompuCredit Corp.*+                                   2,680          103,126
   World Acceptance Corp.*                               1,620           46,170
   Collegiate Funding Services LLC*                      2,200           43,450
   Asta Funding, Inc.+                                   1,530           41,830
   ACE Cash Express, Inc.*                               1,400           32,690
   Advance America Cash Advance
       Centers, Inc.                                     1,790           22,196
   Nelnet, Inc. -- Class A*                                260           10,577
                                                                  -------------
TOTAL CONSUMER FINANCE                                                  300,039
                                                                  -------------
   DIVERSIFIED FINANCIALS 0.3%
   Nasdaq Stock Market, Inc.*                            1,760           61,917
   Archipelago Holdings, Inc.*                             626           31,156
   Asset Acceptance Capital Corp.*                         990           22,235
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS                                            115,308
                                                                  -------------
TOTAL FINANCIALS                                                      7,712,423
                                                                  -------------
INFORMATION TECHNOLOGY 17.5%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.1%
   OmniVision Technologies, Inc.*+                       7,640          152,494
   Cymer, Inc.*                                          3,580          127,126
   Micrel, Inc.*                                         9,300          107,880
   Silicon Image, Inc.*                                 11,820          106,971
   Microsemi Corp.*+                                     3,280           90,725
   MKS Instruments, Inc.*                                4,890           87,482
   Cirrus Logic, Inc.*                                  12,720           84,970
   ON Semiconductor Corp.*                              14,760           81,623
   Sigmatel, Inc.*                                       4,930           64,583
   Photronics, Inc.*+                                    4,020           60,541
   Diodes, Inc.*                                         1,785           55,424
   Tessera Technologies, Inc.*                           2,120           54,802
   Kopin Corp.*                                          9,140           48,899
   ATMI, Inc.*                                           1,630           45,591
   Netlogic Microsystems, Inc.*                          1,560           42,494
   ADE Corp.*                                            1,510           36,331
   IXYS Corp.*                                           3,010           35,187
   MIPS Technology, Inc.*                                5,710           32,433
   Cypress Semiconductor Corp.*+                         2,190           31,207
   Power Integrations, Inc.*                             1,310           31,191
   Silicon Laboratories, Inc.*+                            840           30,794
   Trident Microsystems, Inc.*+                          1,350           24,300

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   RF Micro Devices, Inc.*                               4,295    $      23,236
   Atmel Corp.*                                          6,500           20,085
   Amkor Technology, Inc.*+                              3,420           19,152
   Silicon Storage Technology, Inc.*                     3,260           16,463
   Skyworks Solutions, Inc.*                             2,920           14,863
   Portalplayer, Inc.*                                     520           14,726
   Credence Systems Corp.*                               2,099           14,609
   PMC - Sierra, Inc.*+                                  1,660           12,799
   Rambus, Inc.*                                           620           10,038
   Conexant Systems, Inc.*                               3,870            8,746
   LTX Corp.*                                            1,920            8,640
   Lattice Semiconductor Corp.*+                           790            3,413
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                          1,599,818
                                                                  -------------
   SOFTWARE 3.1%
   MicroStrategy, Inc. -- Class A*                       1,660          137,348
   Internet Security Systems, Inc.*                      4,510           94,484
   Epicor Software Corp.*                                6,420           90,715
   Serena Software, Inc.*+                               3,800           89,072
   Macrovision Corp.*                                    4,920           82,312
   Micros Systems, Inc.*+                                1,630           78,762
   Ansys, Inc.*                                          1,740           74,281
   Transaction Systems Architects,
       Inc. -- Class A*+                                 2,540           73,127
   Secure Computing Corp.*+                              5,350           65,591
   Parametric Technology Corp.*                          7,690           46,909
   Quest Software, Inc.*                                 2,620           38,226
   Salesforce.com, Inc.*+                                1,190           38,139
   Quality Systems, Inc.*+                                 470           36,077
   Advent Software, Inc.*                                1,000           28,910
   THQ, Inc.*                                            1,130           26,950
   Take-Two Interactive Software, Inc.*                  1,340           23,718
   Progress Software Corp.*                                830           23,555
   TIBCO Software, Inc.*                                 3,000           22,410
   Kronos, Inc./MA*                                        520           21,767
   RSA Security, Inc.*+                                  1,525           17,126
   Vasco Data Security International*                    1,730           17,058
   Intervideo, Inc.*                                     1,520           16,036
   InterVoice, Inc.*                                     1,820           14,487
   Mentor Graphics Corp.*                                1,375           14,218
   Filenet Corp.*                                          550           14,217
   GameStop Corp. -- Class B*                              240            6,936
                                                                  -------------
TOTAL SOFTWARE                                                        1,192,431
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 2.3%
   Digitas, Inc.*                                        9,810          122,821
   United Online, Inc.                                   8,110          115,324
   Websense, Inc.*                                       1,660          108,963
   InfoSpace, Inc.*                                      4,200          108,444
   EarthLink, Inc.*                                      8,690           96,546
   Equinix, Inc.*+                                       1,920           78,259
   j2 Global Communications, Inc.*+                      1,660           70,948
   Sonicwall, Inc.*                                      7,990           63,281
   Digital River, Inc.*+                                 1,710           50,855
   Bankrate, Inc.*                                       1,390           41,033


80 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
    MEKROS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    Click Commerce, Inc.*+                               1,255    $      26,380
    Online Resources Corp.*                                290            3,205
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                      886,059
                                                                  -------------
    COMMUNICATIONS EQUIPMENT 2.2%
    CommScope, Inc.*+                                    5,930          119,371
    Sycamore Networks, Inc.*                            20,680           89,338
    Extreme Networks, Inc.*+                            16,690           79,277
    Ixia*                                                4,550           67,249
    Netgear, Inc.*                                       3,330           64,102
    Black Box Corp.                                      1,290           61,120
    Symmetricom, Inc.*                                   6,920           58,612
    ADTRAN, Inc.                                         1,580           46,989
    Comtech Telecommunications
        Corp.*+                                          1,370           41,840
    3Com Corp.*+                                        10,235           36,846
    Blue Coat Systems, Inc.*                               780           35,662
    Tekelec*                                             2,400           33,360
    Utstarcom, Inc.*+                                    3,213           25,897
    Westell Technologies, Inc. --
        Class A*+                                        4,080           18,360
    Avocent Corp.*                                         658           17,891
    F5 Networks, Inc.*+                                    250           14,298
    Arris Group, Inc.*                                   1,210           11,459
    Interdigital Communications Corp.*                     570           10,442
    Ditech Communications Corp.*                           610            5,094
    EndWave Corp.*                                         290            3,416
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                          840,623
                                                                  -------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
    Electro Scientific Industries, Inc.*                 4,300          103,845
    Coherent, Inc.*                                      3,260           96,757
    Agilsys, Inc.                                        4,290           78,164
    Itron, Inc.*                                         1,560           62,462
    LoJack Corp.*                                        2,540           61,290
    CTS Corp.                                            5,490           60,719
    TTM Technologies, Inc.*                              6,160           57,904
    Rofin-Sinar Technologies, Inc.*                      1,310           56,946
    Littelfuse, Inc.*                                    1,780           48,505
    MTS Systems Corp.                                    1,340           46,418
    Brightpoint, Inc.*                                   1,350           37,435
    Global Imaging Systems, Inc.*                        1,080           37,400
    Metrologic Instruments, Inc.*                        1,610           31,009
    International DisplayWorks, Inc.*+                   3,910           23,225
    Trimble Navigation Ltd.*                               550           19,520
    Checkpoint Systems, Inc.*                              420           10,353
    Fargo Electronics, Inc.*                               340            6,545
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                838,497
                                                                  -------------
    COMPUTERS & PERIPHERALS 1.9%
    Emulex Corp.*+                                       7,120          140,905
    Komag, Inc.*                                         3,750          129,975
    Intergraph Corp.*                                    2,160          107,590
    Palm, Inc.*+                                         2,500           79,500
    Brocade Communications Systems,
        Inc.*+                                          19,420           79,039

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    UNOVA, Inc.                                          1,510    $      51,038
    McData Corp. -- Class A*+                           10,971           41,690
    Mobility Electronics, Inc.*+                         4,000           38,640
    Synaptics, Inc.*                                     1,070           26,450
    Gateway, Inc.*+                                      8,460           21,235
    Adaptec, Inc.*                                       1,290            7,508
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                           723,570
                                                                  -------------
    IT CONSULTING & SERVICES 1.7%
    CSG Systems International, Inc.*+                    5,130          114,502
    Talx Corp.                                           2,380          108,790
    MAXIMUS, Inc.                                        2,870          105,300
    Perot Systems Corp. -- Class A*                      6,840           96,718
    Intrado, Inc.*                                       2,650           61,003
    Mantech International Corp. --
        Class A*                                         1,180           32,875
    BISYS Group, Inc.*                                   2,296           32,167
    Sykes Enterprises, Inc.*                             2,180           29,147
    Acxiom Corp.                                         1,260           28,980
    Infocrossing, Inc.*+                                 2,790           24,022
    CACI International, Inc. -- Class A*                   330           18,935
    iPayment Holdings, Inc.*                               370           15,362
    infoUSA, Inc. -- Class B                               980           10,711
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                          678,512
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          6,759,510
                                                                  -------------
CONSUMER DISCRETIONARY 13.9%
    SPECIALTY RETAIL 3.7%
    Charming Shoppes, Inc.*                             11,830          156,156
    Sports Authority, Inc.*                              3,840          119,539
    Genesco, Inc.*                                       3,020          117,146
    Pantry, Inc.*                                        2,160          101,498
    Christopher & Banks Corp.                            5,350          100,473
    Talbots, Inc.+                                       3,430           95,423
    Sonic Automotive, Inc.                               4,270           95,136
    Guess ?, Inc.*+                                      2,100           74,760
    Stein Mart, Inc.                                     3,860           70,059
    Too, Inc.*                                           2,380           67,140
    Cato Corp. -- Class A                                2,970           63,706
    CSK Auto Corp.*                                      4,130           62,280
    Children's Place Retail Stores, Inc.*                1,080           53,374
    Group 1 Automotive, Inc.*                            1,360           42,745
    Hibbett Sporting Goods, Inc.*                        1,210           34,461
    Dress Barn, Inc.*                                      730           28,185
    Payless Shoesource, Inc.*                            1,057           26,531
    Cache, Inc.*                                         1,450           25,114
    Buckle, Inc.                                           740           23,858
    Select Comfort Corp.*                                  790           21,606
    Guitar Center, Inc.*                                   420           21,004
    Tractor Supply Co.*+                                   360           19,058
    Movie Gallery, Inc.+                                 2,980           16,718
    Burlington Coat Factory
        Warehouse Corp.                                    100            4,021
    Regis Corp.                                             80            3,086
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                1,443,077
                                                                  -------------


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT  | 81

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
    MEKROS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    HOTELS, RESTAURANTS & LEISURE 2.1%
    CEC Entertainment, Inc.*                             3,070    $     104,503
    Papa John's International, Inc.*                     1,600           94,896
    CKE Restaurants, Inc.                                6,850           92,543
    Jack in the Box, Inc.*+                              2,450           85,578
    Vail Resorts, Inc.*                                  2,200           72,666
    Steak n Shake Co.*                                   3,760           63,732
    Ameristar Casinos, Inc.                              2,500           56,750
    Landry's Restaurants, Inc.                           1,870           49,948
    Bluegreen Corp.*                                     3,090           48,822
    Sunterra Corp.*                                      2,910           41,380
    Sonic Corp.*                                           940           27,730
    Krispy Kreme Doughnuts, Inc.*+                       4,029           23,126
    Gaylord Entertainment Co.*                             340           14,821
    Domino's Pizza, Inc.                                   550           13,310
    Monarch Casino & Resort, Inc.*                         550           12,430
    Multimedia Games, Inc.*+                             1,310           12,117
    Penn National Gaming, Inc.*                            130            4,284
    Boyd Gaming Corp.                                       80            3,813
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     822,449
                                                                  -------------
    HOUSEHOLD DURABLES 2.1%
    Brookfield Homes Corp.                               2,130          105,925
    La-Z-Boy, Inc.+                                      7,790          105,632
    Yankee Candle Co., Inc.                              4,050          103,680
    Jarden Corp.*                                        3,270           98,591
    Ethan Allen Interiors, Inc.+                         2,490           90,960
    WCI Communities, Inc.*+                              3,380           90,753
    Technical Olympic USA, Inc.                          1,910           40,282
    Maytag Corp.                                         2,050           38,581
    William Lyon Homes, Inc.*+                             380           38,342
    Champion Enterprises, Inc.*                          2,720           37,046
    Interface, Inc. -- Class A*                          4,110           33,784
    Blount International, Inc.*                          1,534           24,437
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                808,013
                                                                  -------------
    MEDIA 2.0%
    Journal Register Co.                                 6,130           91,643
    Cumulus Media, Inc. -- Class A*+                     7,210           89,476
    Citadel Broadcasting Corp.                           6,550           88,032
    RCN Corp.*+                                          3,420           80,199
    Reader's Digest Association, Inc.                    5,200           79,144
    Emmis Communications Corp. --
        Class A*                                         3,840           76,454
    Entravision Communications Corp. --
        Class A*                                         7,410           52,759
    Lin TV Corp. -- Class A*                             4,050           45,117
    Playboy Enterprises, Inc. --
        Class B*+                                        3,010           41,809
    RH Donnelley Corp.*+                                   550           33,891
    Sinclair Broadcast Group, Inc. --
        Class A+                                         3,630           33,396
    ProQuest Co.*                                          840           23,444
    Gemstar-TV Guide International,
        Inc.*                                            3,180            8,300

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    Catalina Marketing Corp.                               290    $       7,352
    Primedia, Inc.*                                      3,460            5,571
                                                                  -------------
TOTAL MEDIA                                                             756,587
                                                                  -------------
    TEXTILES & APPAREL 1.2%
    Phillips-Van Heusen Corp.                            3,910          126,684
    K-Swiss, Inc. -- Class A                             3,720          120,677
    Skechers U.S.A., Inc. -- Class A*                    3,010           46,113
    Carter's, Inc.*                                        780           45,903
    Quiksilver, Inc.*                                    2,190           30,309
    Charles & Colvard Ltd.+                              1,480           29,896
    Russell Corp.                                        2,180           29,343
    Wolverine World Wide, Inc.                           1,260           28,300
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                457,225
                                                                  -------------
    COMMERCIAL SERVICES & SUPPLIES 0.6%
    Sotheby's Holdings, Inc. --
        Class A*                                         5,470          100,429
    Jackson Hewitt Tax Service, Inc.                     1,940           53,758
    DeVry, Inc.*+                                        1,870           37,400
    Corinthian Colleges, Inc.*                           2,840           33,455
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    225,042
                                                                  -------------
    INTERNET & CATALOG RETAIL 0.5%

    Stamps.com, Inc.*                                    2,420           55,563
    Coldwater Creek, Inc.*                               1,780           54,343
    Nutri/System, Inc.*+                                 1,460           52,589
    1-800-FLOWERS.com, Inc.*                             3,430           22,021
    Priceline.com, Inc.*                                   880           19,642
                                                                  -------------
TOTAL INTERNET & CATALOG RETAIL                                         204,158
                                                                  -------------
    LEISURE EQUIPMENT & PRODUCTS 0.5%
    Jakks Pacific, Inc.*+                                3,760           78,735
    RC2 Corp.*                                           1,350           47,952
    SCP Pool Corp.                                         990           36,848
    Callaway Golf Co.                                    1,710           23,666
                                                                  -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      187,201
                                                                  -------------
    MULTILINE RETAIL 0.3%
    Tuesday Morning Corp.                                3,840           80,333
    Conn's, Inc.*+                                         730           26,915
    Big Lots, Inc.*+                                     1,230           14,772
    99 Cents Only Stores*+                               1,260           13,180
                                                                  -------------
TOTAL MULTILINE RETAIL                                                  135,200
                                                                  -------------
    AUTO COMPONENTS 0.3%
    LKQ Corp.*                                           1,150           39,813
    ArvinMeritor, Inc.                                   1,970           28,348
    Visteon Corp.*                                       4,000           25,040
    Goodyear Tire & Rubber Co.*+                         1,440           25,027
    Exide Technologies*                                  3,090           11,433
                                                                  -------------
TOTAL AUTO COMPONENTS                                                   129,661
                                                                  -------------
    DISTRIBUTORS 0.2%
    Building Material Holding Corp.                      1,200           81,852
                                                                  -------------
TOTAL DISTRIBUTORS                                                       81,852
                                                                  -------------


82 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
    MEKROS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    HEALTH CARE PROVIDERS & SERVICES 0.2%
    Alderwoods Group, Inc.*                              4,080    $      64,750
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   64,750
                                                                  -------------
    AUTOMOBILES 0.2%
    Winnebago Industries, Inc.+                          1,160           38,605
    Thor Industries, Inc.+                                 590           23,641
                                                                  -------------
TOTAL AUTOMOBILES                                                        62,246
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          5,377,461
                                                                  -------------
INDUSTRIALS 13.5%
    COMMERCIAL SERVICES & SUPPLIES 3.5%
    Brady Corp. -- Class A                               3,750          135,675
    United Stationers, Inc.*                             2,536          122,996
    John H. Harland Co.                                  2,760          103,776
    PHH Corp.*                                           3,220           90,224
    FTI Consulting, Inc.*                                3,100           85,064
    Korn/Ferry International, Inc.*                      4,370           81,675
    Kelly Services, Inc.                                 2,680           70,270
    NCO Group, Inc.*                                     4,140           70,049
    Administaff, Inc.                                    1,560           65,598
    Advisory Board Co.*                                  1,250           59,587
    Navigant Consulting, Inc.*                           2,710           59,566
    Resources Connection, Inc.*                          2,192           57,124
    Portfolio Recovery Associates, Inc.*                 1,050           48,762
    Labor Ready, Inc.*+                                  2,180           45,388
    Clean Harbors, Inc.*+                                1,530           44,079
    Mine Safety Appliances Co.                           1,130           40,917
    DiamondCluster International,
        Inc. -- Class A*                                 4,450           35,333
    Rollins, Inc.                                        1,460           28,777
    School Specialty, Inc.*                                670           24,415
    Mobile Mini, Inc.*+                                    410           19,434
    Hudson Highland Group, Inc.*                         1,040           18,054
    Duratek, Inc.*                                       1,110           16,572
    CRA International, Inc.*                               320           15,261
    Waste Connections, Inc.*+                              260            8,960
    Teletech Holdings, Inc.*                               340            4,097
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,351,653
                                                                  -------------
    MACHINERY 3.0%
    Kennametal, Inc.                                     2,880          146,995
    Gardner Denver, Inc.*                                2,650          130,645
    JLG Industries, Inc.+                                2,790          127,391
    Wabash National Corp.                                4,650           88,583
    Cascade Corp.                                        1,820           85,376
    EnPro Industries, Inc.*                              3,120           84,084
    Barnes Group, Inc.                                   2,270           74,910
    American Science & Engineering,
        Inc.*+                                           1,190           74,220
    Actuant Corp. -- Class A                             1,320           73,656
    Watts Industries, Inc. -- Class A                    1,310           39,680
    Toro Co.                                               890           38,955
    Terex Corp.*                                           650           38,610

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    Tecumseh Products Co. -- Class A+                    1,250    $      28,638
    Gehl Co.*                                            1,040           27,300
    Dynamic Materials Corp.                                850           25,517
    Titan International, Inc.                            1,455           25,099
    Wabtec Corp.                                           840           22,596
    ESCO Technologies, Inc.*                               430           19,131
    Joy Global, Inc.                                       330           13,200
    Sun Hydraulics Corp.                                   160            3,093
                                                                  -------------
TOTAL MACHINERY                                                       1,167,679
                                                                  -------------
    AEROSPACE & DEFENSE 1.6%
    Triumph Group, Inc.*                                 2,370           86,766
    Teledyne Technologies, Inc.*                         2,320           67,512
    Aviall, Inc.*                                        2,290           65,952
    Moog, Inc. -- Class A*                               2,320           65,842
    Kaman Corp. -- Class A                               3,320           65,371
    United Industrial Corp./NY                           1,450           59,986
    Cubic Corp.                                          2,320           46,307
    Essex Corp.*                                         2,540           43,307
    Armor Holdings, Inc.*                                  900           38,385
    BE Aerospace, Inc.*                                  1,380           30,360
    Esterline Technologies Corp.*                          690           25,661
    Innovative Solutions & Support, _
        Inc.*                                            1,975           25,240
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                               620,689
                                                                  -------------
    ELECTRICAL EQUIPMENT 1.4%
    Genlyte Group, Inc.*                                 2,500          133,925
    Woodward Governor Co.                                1,100           94,611
    Artesyn Technologies, Inc.*+                         5,370           55,311
    General Cable Corp.*                                 2,706           53,308
    LSI Industries, Inc.                                 2,960           46,354
    Thomas & Betts Corp.*                                1,040           43,638
    II-Vi, Inc.*                                         2,340           41,816
    Regal-Beloit Corp.+                                    990           35,046
    Energy Conversion Devices, Inc.*+                      750           30,563
    GrafTech International Ltd.*                         2,470           15,363
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                              549,935
                                                                  -------------
    BUILDING PRODUCTS 1.0%
    Universal Forest Products, Inc.                      2,080          114,920
    NCI Building Systems, Inc.*+                         2,690          114,271
    Lennox International, Inc.                           2,770           78,114
    ElkCorp                                              2,320           78,091
                                                                  -------------
TOTAL BUILDING PRODUCTS                                                 385,396
                                                                  -------------
    TRADING COMPANIES & DISTRIBUTORS 0.9%
    Watsco, Inc.                                         1,740          104,069
    Applied Industrial Technologies,
        Inc.                                             2,615           88,099
    GATX Corp.                                           2,336           84,283
    Beacon Roofing Supply, Inc.*                         1,250           35,913
    WESCO International, Inc.*                             510           21,792
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  334,156
                                                                  -------------


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT  | 83

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
    MEKROS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    CONSTRUCTION & ENGINEERING 0.5%
    EMCOR Group, Inc.*                                   1,940    $     131,008
    Shaw Group, Inc.*+                                   1,770           51,490
    URS Corp.*                                             530           19,933
                                                                  -------------
TOTAL CONSTRUCTION & ENGINEERING                                        202,431
                                                                  -------------
    INDUSTRIAL CONGLOMERATES 0.5%
    Walter Industries, Inc.                              3,020          150,154
    Tredegar Corp.                                       2,727           35,151
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                          185,305
                                                                  -------------
    AIRLINES 0.4%
    Alaska Air Group, Inc.*+                             2,100           75,012
    Mesa Air Group, Inc.*+                               4,490           46,965
    AirTran Holdings, Inc.+                              2,257           36,180
                                                                  -------------
TOTAL AIRLINES                                                          158,157
                                                                  -------------
    ROAD & RAIL 0.4%
    Arkansas Best Corp.                                  2,440          106,579
    Swift Transportation Co., Inc.*+                     1,390           28,217
    Laidlaw International, Inc.                            490           11,383
                                                                  -------------
TOTAL ROAD & RAIL                                                       146,179
                                                                  -------------
    AIR FREIGHT & COURIERS 0.3%
    Pacer International, Inc.                            2,870           74,792
    HUB Group, Inc. -- Class A*                          1,370           48,430
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                            123,222
                                                                  -------------
TOTAL INDUSTRIALS                                                     5,224,802
                                                                  -------------
HEALTH CARE 12.1%
    HEALTH CARE EQUIPMENT & SUPPLIES 4.2%
    Hologic, Inc.*                                       3,810          144,475
    Sybron Dental Specialties, Inc.*+                    3,290          130,975
    Haemonetics Corp./MA*                                2,480          121,173
    Intuitive Surgical, Inc.*+                             950          111,406
    Lifecell Corp.*                                      4,780           91,155
    DJ Orthopedics, Inc.*                                3,250           89,635
    West Pharmaceutical Services, Inc.                   3,540           88,606
    Conmed Corp.*                                        3,520           83,283
    Varian, Inc.*                                        2,060           81,967
    Mentor Corp.                                         1,640           75,571
    Steris Corp.                                         2,790           69,806
    Palomar Medical Technologies,
        Inc.*+                                           1,990           69,730
    Aspect Medical Systems, Inc.*                        1,980           68,013
    Molecular Devices Corp.*                             2,050           59,306
    Laserscope*+                                         2,360           53,006
    Ventana Medical Systems, Inc.*                       1,210           51,243
    Thoratec Corp.*                                      2,370           49,035
    Immucor, Inc.*                                       1,890           44,150
    Kyphon, Inc.*                                          990           40,422
    SurModics, Inc.*+                                      930           34,401
    Invacare Corp.                                       1,040           32,750
    Cantel Medical Corp.*                                  440            7,894
    Neurometrix, Inc.*                                     260            7,093
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,605,095
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    BIOTECHNOLOGY 3.6%
    Alkermes, Inc.*+                                     7,660    $     146,459
    United Therapeutics Corp.*                           2,030          140,313
    Medarex, Inc.*+                                      8,080          111,908
    Serologicals Corp.*+                                 5,170          102,056
    Exelixis, Inc.*                                     10,290           96,932
    Cubist Pharmaceuticals, Inc.*                        4,510           95,837
    Vertex Pharmaceuticals, Inc.*+                       3,230           89,374
    Myriad Genetics, Inc.*                               4,280           89,024
    Keryx Biopharmaceuticals, Inc.*                      3,550           51,972
    Enzo Biochem, Inc.*+                                 3,450           42,849
    Pharmion Corp.*+                                     2,410           42,826
    Albany Molecular Research, Inc.*+                    3,520           42,768
    Geron Corp.*+                                        4,960           42,706
    Senomyx, Inc.*                                       3,150           38,178
    Amylin Pharmaceuticals, Inc.*+                         930           37,126
    Cambrex Corp.                                        1,820           34,161
    Neurocrine Biosciences, Inc.*                          530           33,247
    Momenta Pharmaceuticals, Inc.*+                      1,400           30,856
    Genitope Corp.*+                                     3,550           28,222
    Neopharm, Inc.*+                                     1,770           19,098
    Myogen, Inc.*                                          620           18,699
    Northfield Laboratories, Inc.*+                      1,310           17,554
    Progenics Pharmaceuticals, Inc.*                       580           14,506
    Digene Corp.*                                          470           13,710
    Martek Biosciences Corp.*+                             470           11,567
    OSI Pharmaceuticals, Inc.*+                            191            5,356
    Ligand Pharmaceuticals, Inc. --
        Class B*+                                          424            4,728
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                   1,402,032
                                                                  -------------
    HEALTH CARE PROVIDERS & SERVICES 2.8%
    The Trizetto Group, Inc.*                            6,350          107,886
    Magellan Health Services, Inc.*                      3,270          102,841
    Kindred Healthcare, Inc.*+                           3,750           96,600
    Genesis HealthCare Corp.*                            2,440           89,109
    Pediatrix Medical Group, Inc.*+                        840           74,399
    Matria Healthcare, Inc.*                             1,710           66,280
    Apria Healthcare Group, Inc.*                        2,380           57,382
    Radiation Therapy Services, Inc.*                    1,610           56,849
    United Surgical Partners
        International, Inc.*                             1,610           51,761
    Psychiatric Solutions, Inc.*+                          780           45,817
    Per-Se Technologies, Inc.*+                          1,820           42,515
    Beverly Enterprises, Inc.*                           3,290           38,394
    Centene Corp.*                                       1,380           36,280
    American Dental Partners, Inc.*                      1,950           35,256
    Sierra Health Services, Inc.*                          360           28,786
    American Healthways, Inc.*                             610           27,602
    Odyssey HealthCare, Inc.*                            1,350           25,164
    Parexel International Corp.*                         1,180           23,907
    American Retirement Corp.*+                            860           21,612
    Hanger Orthopedic Group, Inc.*                       3,310           18,900


84 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
    MEKROS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    Computer Programs & Systems,
        Inc.                                               260    $      10,772
    LCA-Vision, Inc.                                       150            7,127
    Allscripts Healthcare Solutions,
        Inc.*+                                             530            7,102
    Symbion, Inc.*                                         160            3,680
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,076,021
                                                                  -------------
    PHARMACEUTICALS 1.5%
    Salix Pharmaceuticals Ltd.*                          5,970          104,953
    KV Pharmaceutical Co.*                               3,890           80,134
    Par Pharmaceutical Cos., Inc.*+                      2,490           78,037
    Andrx Corp.*                                         4,710           77,574
    Adams Respiratory Therapeutics,
        Inc.*                                            1,190           48,385
    CNS, Inc.                                            2,120           46,449
    Hi-Tech Pharmacal Co., Inc.*                           760           33,660
    First Horizon Pharmaceutical
        Corp.*+                                          1,910           32,948
    Alpharma, Inc. -- Class A                            1,040           29,650
    SuperGen, Inc.*                                      4,780           24,139
    MGI Pharma, Inc.*+                                   1,130           19,391
    Connetics Corp.*+                                      320            4,624
                                                                  -------------
TOTAL PHARMACEUTICALS                                                   579,944
                                                                  -------------
TOTAL HEALTH CARE                                                     4,663,092
                                                                  -------------
ENERGY 6.1%
    OIL & GAS 3.2%
    Frontier Oil Corp.                                   2,450           91,948
    World Fuel Services Corp.                            2,540           85,649
    Swift Energy Co.*+                                   1,900           85,633
    Giant Industries, Inc.*                              1,610           83,656
    Cheniere Energy, Inc.*+                              2,080           77,418
    St. Mary Land & Exploration Co.+                     1,730           63,681
    Atlas America, Inc.*                                 1,056           63,592
    Berry Petroleum Co. -- Class A                       1,040           59,488
    Petroleum Development Corp.*                         1,730           57,678
    W&T Offshore, Inc.                                   1,770           52,038
    Holly Corp.                                            850           50,039
    USEC, Inc.                                           4,160           49,712
    Harvest Natural Resources, Inc.*                     5,530           49,106
    Syntroleum Corp.*+                                   4,670           42,170
    Meridian Resource Corp.*                             9,370           39,354
    Cabot Oil & Gas Corp.                                  830           37,433
    TransMontaigne, Inc.*                                5,470           36,102
    Toreador Resources Corp.*+                           1,660           34,976
    Forest Oil Corp.*                                      690           31,443
    Alon USA Energy, Inc.*                               1,560           30,654
    ATP Oil & Gas Corp.*+                                  670           24,797
    Denbury Resources, Inc.*                               970           22,097
    Resource America, Inc. -- Class A                    1,260           21,483
    Vintage Petroleum, Inc.                                350           18,666
    Tesoro Corp.                                           280           17,234
    Cimarex Energy Co.*+                                   300           12,903
    Foundation Coal Holdings, Inc.                         100            3,800
                                                                  -------------
TOTAL OIL & GAS                                                       1,242,750
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    ENERGY EQUIPMENT & SERVICES 2.9%
    NS Group, Inc.*                                      3,220    $     134,628
    Grey Wolf, Inc.*                                    17,140          132,492
    Lone Star Technologies, Inc.*                        2,550          131,733
    Global Industries, Ltd.*                             8,200           93,070
    Veritas DGC, Inc.*+                                  2,370           84,111
    Parker Drilling Co.*                                 6,850           74,186
    Todco -- Class A*+                                   1,740           66,225
    Cal Dive International, Inc.*+                       1,680           60,295
    Superior Energy Services*+                           2,720           57,256
    Hydril Co.*                                            900           56,340
    Atwood Oceanics, Inc.*                                 600           46,818
    Maverick Tube Corp.*+                                1,130           45,042
    GulfMark Offshore, Inc.*                             1,400           41,468
    Pioneer Drilling Co.*                                1,840           32,991
    Unit Corp.*                                            410           22,562
    Lufkin Industries, Inc.                                310           15,460
    Hornbeck Offshore Services, Inc.*                      100            3,270
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     1,097,947
                                                                  -------------
TOTAL ENERGY                                                          2,340,697
                                                                  -------------
MATERIALS 4.3%
    METALS & MINING 1.9%
    Commercial Metals Co.                                3,630          136,270
    Reliance Steel & Aluminum Co.                        1,930          117,962
    Cleveland-Cliffs, Inc.                               1,330          117,798
    Quanex Corp.                                         1,600           79,952
    Carpenter Technology Corp.+                          1,120           78,927
    Century Aluminum Co.*+                               1,660           43,509
    Aleris International, Inc.*                          1,210           39,010
    Oregon Steel Mills, Inc.*                            1,210           35,598
    AK Steel Holding Corp.*                              2,720           21,624
    Allegheny Technologies, Inc.                           500           18,040
    Hecla Mining Co.*+                                   3,890           15,793
    Wheeling-Pittsburgh Corp.*                           1,290           11,636
    Titanium Metals Corp.*+                                100            6,326
    Coeur d'Alene Mines Corp.*                             950            3,800
                                                                  -------------
TOTAL METALS & MINING                                                   726,245
                                                                  -------------
    CHEMICALS 0.9%
    Terra Industries, Inc.*+                            13,870           77,672
    Pioneer Cos., Inc.*                                  1,660           49,750
    Westlake Chemical Corp.                              1,550           44,655
    Cytec Industries, Inc.                                 855           40,724
    Airgas, Inc.                                         1,180           38,822
    FMC Corp.*                                             606           32,221
    Ferro Corp.                                          1,550           29,078
    Minerals Technologies, Inc.                            349           19,506
    Olin Corp.+                                            550           10,824
    Wellman, Inc.                                        1,520           10,305
                                                                  -------------
TOTAL CHEMICALS                                                         353,557
                                                                  -------------
    CONSTRUCTION MATERIALS 0.8%
    Eagle Materials, Inc.+                               1,210          148,056
    Texas Industries, Inc.                               1,920           95,693
    Headwaters, Inc.*+                                   1,660           58,830
                                                                  -------------
TOTAL CONSTRUCTION MATERIALS                                            302,579
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
    MEKROS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    CONTAINERS & PACKAGING 0.6%
    Silgan Holdings, Inc.                                3,200    $     115,584
    Greif, Inc. -- Class A                                 610           40,431
    AptarGroup, Inc.                                       670           34,974
    Crown Holdings, Inc.*                                1,730           33,787
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                            224,776
                                                                  -------------
    PAPER & FOREST PRODUCTS 0.1%
    Bowater, Inc.+                                       1,178           36,188
                                                                  -------------
TOTAL PAPER & FOREST PRODUCTS                                            36,188
                                                                  -------------
TOTAL MATERIALS                                                       1,643,345
                                                                  -------------
UTILITIES 2.3%
    GAS UTILITIES 1.0%
    Southwest Gas Corp.                                  4,460          117,744
    Northwest Natural Gas Co.                            3,100          105,958
    Laclede Group, Inc.                                  2,760           80,620
    South Jersey Industries, Inc.+                       1,230           35,842
    Atmos Energy Corp.                                   1,210           31,654
    Southern Union Co.*                                    668           15,794
    Energen Corp.                                           90            3,269
                                                                  -------------
TOTAL GAS UTILITIES                                                     390,881
                                                                  -------------
    ELECTRIC UTILITIES 0.9%
    IDACORP, Inc.+                                       4,130          121,009
    Cleco Corp.                                          5,400          112,590
    Sierra Pacific Resources*+                           4,830           62,983
    Otter Tail Power Co.                                 1,470           42,601
    Duquesne Light Holdings, Inc.                          917           14,965
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                                354,148
                                                                  -------------
    WATER UTILITIES 0.2%
    American States Water Co.                            2,320           71,456
                                                                  -------------
TOTAL WATER UTILITIES                                                    71,456
                                                                  -------------
    MULTI-UTILITIES 0.2%
    NorthWestern Corp.                                   1,070           33,245
    PNM Resources, Inc.                                    919           22,506
    CMS Energy Corp.*+                                     780           11,318
                                                                  -------------
TOTAL MULTI-UTILITIES                                                    67,069
                                                                  -------------
TOTAL UTILITIES                                                         883,554
                                                                  -------------
CONSUMER STAPLES 2.2%
    FOOD PRODUCTS 0.9%
    Ralcorp Holdings, Inc.*                              2,970          118,533
    Chiquita Brands International, Inc.                  4,400           88,044
    Gold Kist, Inc.*                                     2,640           39,468
    Seaboard Corp.+                                         22           33,242
    Lance, Inc.                                          1,650           30,740
    Hain Celestial Group, Inc.*+                         1,390           29,412
                                                                  -------------
TOTAL FOOD PRODUCTS                                                     339,439
                                                                  -------------
    FOOD & DRUG RETAILING 0.5%
    Longs Drug Stores Corp.                              2,160           78,603
    Nash Finch Co.                                       1,880           47,903
    Pathmark Stores, Inc.*+                              2,700           26,973
    Smart & Final, Inc.*                                 1,930           24,858

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    Performance Food Group Co.*+                           620    $      17,589
    Spartan Stores, Inc.*                                1,060           11,045
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                             206,971
                                                                  -------------
    PERSONAL PRODUCTS 0.4%
    Playtex Products, Inc.*                              5,360           73,271
    Nu Skin Enterprises, Inc.                            3,050           53,619
    USANA Health Sciences, Inc.*+                          470           18,029
                                                                  -------------
TOTAL PERSONAL PRODUCTS                                                 144,919
                                                                  -------------
    HOUSEHOLD PRODUCTS 0.2%
    Central Garden and Pet Co.*                          1,660           76,260
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                                 76,260
                                                                  -------------
    BEVERAGES 0.2%
    Hansen Natural Corp.*+                                 830           65,412
                                                                  -------------
TOTAL BEVERAGES                                                          65,412
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  833,001
                                                                  -------------
TELECOMMUNICATION SERVICES 1.4%
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.8%
    Commonwealth Telephone
        Enterprises, Inc.                                2,710           91,517
    Premiere Global Services, Inc.*                     10,750           87,398
    Valor Communications Group, Inc.+                    4,360           49,704
    Golden Telecom, Inc.+                                1,630           42,315
    Iowa Telecommunications Services,
        Inc.+                                            1,500           23,235
    Level 3 Communications, Inc.*+                       6,820           19,573
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            313,742
                                                                  -------------
    WIRELESS TELECOMMUNICATION SERVICES 0.6%
    UbiquiTel, Inc.*                                    11,330          112,054
    USA Mobility, Inc.*                                  2,470           68,468
    Dobson Communications Corp. --
        Class A*                                         5,430           40,725
    Alamosa Holdings, Inc.*                                830           15,446
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               236,693
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        550,435
                                                                  -------------
TOTAL COMMON STOCKS
    (Cost $32,575,538)                                               35,988,320
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 14.9%
Repurchase Agreement (Note 5)
    3.45% due 01/03/06++                         $     882,562          882,562
    3.40% due 01/03/06++                             1,496,900        1,496,900
    3.39% due 01/03/06                               1,129,734        1,129,734
    3.30% due 01/03/06                               1,129,734        1,129,734
    2.90% due 01/03/06                               1,129,734        1,129,734
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $5,768,664)                                                 5,768,664
                                                                  -------------


86 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
    MEKROS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 10.1%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
     U.S. Bank (Note 8)                          $   3,910,059    $   3,910,059
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
    (Cost $3,910,059)                                                 3,910,059
                                                                  -------------
TOTAL INVESTMENTS 118.3%
    (Cost $42,254,261)                                            $  45,667,043
                                                                  =============
LIABILITIES IN EXCESS OF
    OTHER ASSETS - (18.3)%                                        $  (7,077,605)
                                                                  =============
NET ASSETS - 100.0%                                               $  38,589,438

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 Russell 2000 Index
    Mini Futures Contracts
    (Aggregate Market Value
    of Contracts $17,137,380)                              254    $    (328,877)
                                                                  =============
                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENTS
February 2006 Russell 2000 Index
    Swap, Maturing 02/17/06**
    (Notional Market Value
    $2,139,460)                                          3,178          (71,484)
March 2006 Russell 2000 Index
    Swap, Maturing 03/14/06**
    (Notional Market Value
    $2,600,612)                                          3,863    $     (65,570)
                                                                  -------------
(TOTAL NOTIONAL MARKET
    VALUE $4,740,072)                                             $    (137,054)
                                                                  =============


*     NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.

      REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
    INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 33.7%
Fannie Mae*
    4.07% due 01/30/06                           $   1,000,000    $     996,947
Federal Farm Credit Bank*
    3.50% due 01/05/06                               1,000,000          999,806
Federal Home Loan Bank*
    3.98% due 01/04/06                               1,000,000          999,889
Freddie Mac*
    4.07% due 01/30/06                               1,000,000          996,948
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
    (Cost $3,993,590)                                                 3,993,590
                                                                  -------------
REPURCHASE AGREEMENTS 50.9%
Repurchase Agreement (Note 5)
    3.45% due 01/03/06+                                632,104          632,104
    3.40% due 01/03/06                               1,321,933        1,321,933
    3.39% due 01/03/06                               1,360,695        1,360,695
    3.30% due 01/03/06                               1,360,695        1,360,695
    2.90% due 01/03/06                               1,360,695        1,360,695
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $6,036,122)                                                 6,036,122
                                                                  -------------
TOTAL INVESTMENTS 84.6%
    (Cost $10,029,712)                                            $  10,029,712
                                                                  =============
OTHER ASSETS IN EXCESS
    OF LIABILITIES - 15.4%                                        $   1,820,498
                                                                  =============
NET ASSETS - 100.0%                                               $  11,850,210

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2006 Russell 2000 Index
    Mini Futures Contracts
    (Aggregate Market Value
    of Contracts $1,956,630)                                29    $      38,992
                                                                  =============
                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
February 2006 Russell 2000 Index
    Swap, Maturing 02/22/06**
    (Notional Market Value
    $9,782,697)                                         14,531    $     156,037
                                                                  =============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


88 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
    U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 16.6%
Federal Farm Credit Bank*
    4.04% due 01/09/06                           $   4,000,000    $   3,997,306
Federal Home Loan Bank*
    4.03% due 01/13/06                               3,000,000        2,996,642
Freddie Mac*
    4.10% due 01/30/06                               3,000,000        2,990,775
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
    (Cost $9,984,723)                                                 9,984,723
                                                                  -------------
U.S. TREASURY OBLIGATION 24.4%
U.S. Treasury Bond
    5.38% due 02/15/31                              13,062,000       14,688,627
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATION
    (Cost $13,229,221)                                               14,688,627
                                                                  -------------
REPURCHASE AGREEMENTS 59.6%
Repurchase Agreement (Note 5)
    3.40% due 01/03/06                               8,767,116        8,767,116
    3.39% due 01/03/06                               9,024,175        9,024,175
    3.30% due 01/03/06                               9,024,175        9,024,175
    2.90% due 01/03/06                               9,024,175        9,024,175
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $35,839,641)                                               35,839,641
                                                                  -------------
TOTAL INVESTMENTS 100.6%
    (Cost $59,053,585)                                            $  60,512,991
                                                                  =============
LIABILITIES IN EXCESS OF
    OTHER ASSETS - (0.6)%                                         $    (353,392)
                                                                  =============
NET ASSETS - 100.0%                                               $  60,159,599

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 U.S. Treasury Bond
    Futures Contracts
    (Aggregate Market Value
    of Contracts $83,790,688)                              734    $      23,513
                                                                  =============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
    JUNO FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 60.5%
Farmer Mac*
    4.11% due 02/16/06                           $   3,000,000    $   2,984,930
Federal Farm Credit Bank*
    4.04% due 01/09/06                               4,000,000        3,997,306
    4.15% due 01/20/06                               3,000,000        2,994,121
Federal Home Loan Bank*
    4.00% due 02/10/06                               4,000,000        3,983,111
Freddie Mac*
    4.21% due 03/01/06                               4,000,000        3,973,337
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
    (Cost $17,932,805)                                               17,932,805
                                                                  -------------
                                                     CONTRACTS
                                                 -------------
OPTIONS PURCHASED 0.0%
Call Options on:
    March 2006 U.S. Treasury
       Bond Index Futures Contracts
       Expiring February 2006
       with strike price of 126                             74               --
                                                                  -------------
TOTAL OPTIONS PURCHASED
    (Cost $1,471)                                                            --
                                                                  -------------
                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 109.9%
Joint Repurchase Agreement (Note 5)
    3.40% due 01/03/06+                          $   3,185,686        3,185,686
    3.39% due 01/03/06+                              3,279,093        3,279,093
    3.30% due 01/03/06+                              3,279,093        3,279,093
    2.90% due 01/03/06+                              3,279,093        3,279,093
Individual Repurchase Agreement
    Lehman Brothers, Inc. at 2.80%
        due 01/03/06 (Secured by
        U.S. Treasury Bonds, at rate
        of 5.38% and maturing
        02/15/31 as collateral,
        with a Market Value of
        $19,988,250) and a Maturity
        Value of $19,601,096                        19,595,000       19,595,000
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $32,617,965)                                               32,617,965
                                                                  -------------
TOTAL LONG SECURITIES 170.4%
    (Cost $50,552,241)                                            $  50,550,770
                                                                  =============

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS
SOLD SHORT (66.4)%
U.S. Treasury Bond, at
    5.38% due 02/15/31                           $  17,525,000    $ (19,707,410)
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS
    SOLD SHORT
    (Proceeds $20,412,572)                                          (19,707,410)
                                                                  -------------
TOTAL SHORT SALES (66.4)%
    (Proceeds $20,412,572)                                          (19,707,410)
                                                                  -------------
TOTAL INVESTMENTS 104.0%
    (Cost $30,139,669)                                            $  30,843,360
                                                                  =============
LIABILITIES IN EXCESS OF
    OTHER ASSETS - (4.0)%                                         $  (1,172,540)
                                                                  =============
NET ASSETS - 100.0%                                               $  29,670,820

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2006 U.S. Treasury Bond
     Futures Contracts
    (Aggregate Market Value
    of Contracts $16,096,031)                              141    $    (226,537)
                                                                  =============


* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

+     ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2005.


90 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
    LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 65.2%

FINANCIALS 23.7%
    BANKS 13.0%
    HSBC Holdings PLC  -- SP ADR                        11,390    $     916,553
    Banco Santander Central Hispano
        SA -- SP ADR                                    41,820          551,606
    Banco Bilbao Vizcaya Argentaria
        SA -- SP ADR                                    30,160          538,356
    Barclays  PLC -- SP ADR                             11,920          501,594
    Lloyds TSB Group  PLC -- SP ADR                     12,870          435,006
    ABN AMRO Holding NV --
        SP ADR                                          16,620          434,447
                                                                  -------------
TOTAL BANKS                                                           3,377,562
                                                                  -------------
    CAPITAL MARKETS 6.1%
    UBS AG                                               8,640          822,096
    Credit Suisse Group -- SP ADR                        8,160          415,752
    Deutsche Bank AG                                     3,520          340,983
                                                                  -------------
TOTAL CAPITAL MARKETS                                                 1,578,831
                                                                  -------------
    INSURANCE 2.6%
    AXA -- SP ADR                                       12,170          393,456
    Allianz AG -- SP ADR                                19,000          287,660
                                                                  -------------
TOTAL INSURANCE                                                         681,116
                                                                  -------------
    DIVERSIFIED FINANCIALS 2.0%
    ING Groep NV -- SP ADR                              14,420          502,104
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS                                            502,104
                                                                  -------------
TOTAL FINANCIALS                                                      6,139,613
                                                                  -------------
ENERGY 10.6%
    OIL & GAS 10.6%
    BP PLC -- SP ADR                                    17,360        1,114,859
    Total SA -- SP ADR                                   6,040          763,456
    Royal Dutch Shell  PLC -- SP ADR                     9,670          594,608
    ENI-Ente Nazionale Idrocarburi --
        SP ADR                                           2,010          280,315
                                                                  -------------
TOTAL OIL & GAS                                                       2,753,238
                                                                  -------------
TOTAL ENERGY                                                          2,753,238
                                                                  -------------
HEALTH CARE 9.4%
    PHARMACEUTICALS 9.2%
    Novartis AG -- SP ADR                               16,690          875,891
    GlaxoSmithKline  PLC -- SP ADR                      15,930          804,147
    AstraZeneca  PLC -- SP ADR                           9,600          466,560
    Schering AG -- SP ADR                                1,730          115,754
    Teva Pharmaceutical Industries Ltd.
        -- SP ADR                                        1,220           52,472
    Shire PLC -- SP ADR                                  1,100           42,669
    Sanofi-Aventis SA -- ADR                               910           39,949
                                                                  -------------
TOTAL PHARMACEUTICALS                                                 2,397,442
                                                                  -------------
    HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
    Alcon, Inc.                                            350           45,360
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   45,360
                                                                  -------------
TOTAL HEALTH CARE                                                     2,442,802
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 6.2%
    DIVERSIFIED TELECOMMUNICATION SERVICES 3.6%
    Telefonica SA                                        7,370    $     331,797
    Deutsche Telekom AG -- SP ADR                       12,190          202,720
    France Telecom SA -- SP ADR                          6,950          172,638
    Telecom Italia  -- SP ADR                            4,150          121,222
    BT Group  PLC -- SP ADR                              2,730          104,777
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            933,154
                                                                  -------------
    WIRELESS TELECOMMUNICATION SERVICES 2.6%
    Vodafone Group  PLC -- SP ADR                       31,250          670,938
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               670,938
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      1,604,092
                                                                  -------------
CONSUMER STAPLES 4.4%
    FOOD PRODUCTS 2.6%
    Unilever NV                                          6,040          414,767
    Cadbury Schweppes  PLC --
        SP ADR                                           6,540          250,416
                                                                  -------------
TOTAL FOOD PRODUCTS                                                     665,183
                                                                  -------------
    BEVERAGES 1.8%
    Diageo PLC -- SP ADR                                 8,120          473,396
                                                                  -------------
TOTAL BEVERAGES                                                         473,396
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,138,579
                                                                  -------------
INFORMATION TECHNOLOGY 3.1%
    COMMUNICATIONS EQUIPMENT 2.4%
    Nokia OYJ -- SP ADR                                 20,500          375,150
    Telefonaktiebolaget LM Ericsson --
        SP ADR                                           7,220          248,368
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                          623,518
                                                                  -------------
    SOFTWARE 0.7%
    SAP AG -- SP ADR                                     4,140          186,590
                                                                  -------------
TOTAL SOFTWARE                                                          186,590
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                            810,108
                                                                  -------------
MATERIALS 2.9%
    METALS & MINING 1.9%
    Anglo American  PLC -- ADR                           6,940          241,373
    Rio Tinto  PLC -- SP ADR                             1,280          233,971
                                                                  -------------
TOTAL METALS & MINING                                                   475,344
                                                                  -------------
    CHEMICALS 1.0%
    BASF AG -- SP ADR                                    3,450          263,856
                                                                  -------------
TOTAL CHEMICALS                                                         263,856
                                                                  -------------
TOTAL MATERIALS                                                         739,200
                                                                  -------------
CONSUMER DISCRETIONARY 2.1%
    AUTOMOBILES 0.8%
    DaimlerChrysler AG                                   4,070          207,692
                                                                  -------------
TOTAL AUTOMOBILES                                                       207,692
                                                                  -------------
    TEXTILES & APPAREL 0.7%
    Luxottica Group                                      7,620          192,862
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                192,862
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
    LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    HOUSEHOLD DURABLES 0.6%
    Koninklijke Philips Electronics NV                   4,990    $     155,189
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                155,189
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                            555,743
                                                                  -------------
UTILITIES 1.8%
    ELECTRIC UTILITIES 1.4%
    E.ON AG -- SP ADR                                   10,880          375,577
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                                375,577
                                                                  -------------
    MULTI-UTILITIES 0.4%
    Suez SA -- SP ADR                                    3,140           98,094
                                                                  -------------
TOTAL MULTI-UTILITIES                                                    98,094
                                                                  -------------
TOTAL UTILITIES                                                         473,671
                                                                  -------------
INDUSTRIALS 1.0%
    INDUSTRIAL CONGLOMERATES 1.0%
    Siemens AG -- SP ADR                                 3,110          266,185
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                          266,185
                                                                  -------------
TOTAL INDUSTRIALS                                                       266,185
                                                                  -------------
TOTAL COMMON STOCKS
    (Cost $15,659,396)                                               16,923,231
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
FEDERAL AGENCY DISCOUNT NOTES 7.7%
Farmer Mac**
    4.21% due 02/03/06                           $   1,000,000          996,375
Federal Farm Credit Bank**
    4.04% due 01/09/06                               1,000,000          999,326
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
    (Cost $1,995,701)                                                 1,995,701
                                                                  -------------
REPURCHASE AGREEMENTS 27.6%
Repurchase Agreement (Note 5)
    3.45% due 01/03/06+                                 80,050           80,050
    3.40% due 01/03/06+                              2,536,382        2,536,382
    3.39% due 01/03/06                               1,518,863        1,518,863
    3.30% due 01/03/06                               1,518,863        1,518,863
    2.90% due 01/03/06                               1,518,863        1,518,863
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $7,173,021)                                                 7,173,021
                                                                  -------------
TOTAL INVESTMENTS 100.5%
    (Cost $24,828,118)                                            $  26,091,953
                                                                  =============
LIABILITIES IN EXCESS OF
    OTHER ASSETS - (0.5)%                                         $    (138,215)
                                                                  =============
NET ASSETS - 100.0%                                               $  25,953,738

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                         UNITS         (NOTE 1)
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
March 2006 Dow Jones STOXX 50 Index
    Swap, Maturing 3/14/06***
    (Total Notional Value
    $10,554,497)                                         2,661    $     (54,257)
March 2006 Dow Jones STOXX 50 Index
    Swap, Maturing 3/29/06***
    (Notional Market Value
    $5,185,916)                                          1,307          (17,473)
                                                                  -------------
(TOTAL NOTIONAL MARKET
    VALUE $15,740,413)                                            $     (71,730)
                                                                  =============

                             COUNTRY DIVERSIFICATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

           GREAT BRITAIN                                       38%
           GERMANY                                             13%
           SWITZERLAND                                         13%
           NETHERLANDS                                         12%
           FRANCE                                               9%
           SPAIN                                                8%
           ITALY                                                4%
           FINLAND                                              2%
           SWEDEN                                               1%

The pie chart above reflects percentages of the market value of Common Stocks

*     NON-INCOME PRODUCING SECURITY.

** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

*** PRICE RETURN BASED ON DOW JONES STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


92 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
    LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 23.5%
Farmer Mac*
    4.21% due 02/03/06                           $   2,000,000    $   1,992,750
    4.23% due 02/27/06                               2,000,000        1,987,075
Federal Farm Credit Bank*
    4.15% due 01/20/06                               4,000,000        3,992,161
Federal Home Loan Bank*
    4.09% due 01/09/06                               3,000,000        2,997,955
Freddie Mac*
    4.19% due 01/30/06                               2,000,000        1,993,715
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
    (Cost $12,963,656)                                               12,963,656
                                                                  -------------
REPURCHASE AGREEMENTS 71.5%
Repurchase Agreement (Note 5)
    3.40% due 01/03/06+                             21,337,735       21,337,735
    3.39% due 01/03/06                               6,058,150        6,058,150
    3.30% due 01/03/06                               6,058,150        6,058,150
    2.90% due 01/03/06                               6,058,150        6,058,150
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $39,512,185)                                               39,512,185
                                                                  -------------
TOTAL INVESTMENTS 95.0%
    (Cost $52,475,841)                                            $  52,475,841
                                                                  =============
OTHER ASSETS IN
    EXCESS OF LIABILITIES - 5.0%                                  $   2,743,162
                                                                  =============
NET ASSETS - 100.0%                                               $  55,219,003

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 Nikkei 225 Index
    Futures Contracts
    (Aggregate Market Value
    of Contracts $12,350,925)                              153    $     501,951
March 2006 Yen Currency
    Exchange Futures Contracts
    (Aggregate Market Value
    of Contracts $12,185,175)                              114           76,604
                                                                  -------------
(TOTAL AGGREGATE MARKET VALUE
    OF CONTRACTS $24,536,100)                                     $     578,555
                                                                  =============
                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
March 2006 Topix 100 Index Swap,
    Maturing 03/14/06**
    (Notional Market Value
    $56,800,188)                                     5,847,609    $   1,518,380
                                                                  =============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
    LONG DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 78.2%

INDUSTRIALS 19.5%
    AEROSPACE & DEFENSE 9.5%
    Boeing Co.+                                          7,540    $     529,610
    United Technologies Corp.                            7,542          421,673
    Honeywell International, Inc.                        7,540          280,865
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                             1,232,148
                                                                  -------------
    INDUSTRIAL CONGLOMERATES 6.6%
    3M Co.                                               7,540          584,350
    General Electric Co.                                 7,540          264,277
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                          848,627
                                                                  -------------
    MACHINERY 3.4%
    Caterpillar, Inc.                                    7,540          435,586
                                                                  -------------
TOTAL MACHINERY                                                         435,586
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,516,361
                                                                  -------------
CONSUMER STAPLES 12.8%
    TOBACCO 4.4%
    Altria Group, Inc.                                   7,540          563,389
                                                                  -------------
TOTAL TOBACCO                                                           563,389
                                                                  -------------
    HOUSEHOLD PRODUCTS 3.4%
    Procter & Gamble Co.                                 7,538          436,300
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                                436,300
                                                                  -------------
    FOOD & DRUG RETAILING 2.7%
    Wal-Mart Stores, Inc.                                7,540          352,872
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                             352,872
                                                                  -------------
    BEVERAGES 2.3%
    Coca-Cola Co.                                        7,540          303,937
                                                                  -------------
TOTAL BEVERAGES                                                         303,937
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,656,498
                                                                  -------------
FINANCIALS 12.1%
    DIVERSIFIED FINANCIALS 5.1%
    Citigroup, Inc.                                      7,543          366,062
    J.P. Morgan Chase & Co.                              7,540          299,262
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS                                            665,324
                                                                  -------------
    INSURANCE 4.0%
    American International Group, Inc.                   7,540          514,454
                                                                  -------------
TOTAL INSURANCE                                                         514,454
                                                                  -------------
    CONSUMER FINANCE 3.0%
    American Express Co.                                 7,540          388,009
                                                                  -------------
TOTAL CONSUMER FINANCE                                                  388,009
                                                                  -------------
TOTAL FINANCIALS                                                      1,567,787
                                                                  -------------
INFORMATION TECHNOLOGY 9.5%
    COMPUTERS & PERIPHERALS 6.5%
    International Business Machines
        Corp.+                                           7,540          619,788
    Hewlett-Packard Co.                                  7,540          215,870
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                           835,658
                                                                  -------------
    SOFTWARE 1.5%
    Microsoft Corp.                                      7,540          197,171
                                                                  -------------
TOTAL SOFTWARE                                                          197,171
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

    SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.5%
    Intel Corp.                                          7,540    $     188,198
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT                                                           188,198
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,221,027
                                                                  -------------
CONSUMER DISCRETIONARY 6.9%
    SPECIALTY RETAIL 2.4%
    Home Depot, Inc.+                                    7,540          305,219
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                  305,219
                                                                  -------------
    HOTELS, RESTAURANTS & LEISURE 2.0%
    McDonald's Corp.                                     7,540          254,248
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     254,248
                                                                  -------------
    MEDIA 1.4%
    The Walt Disney Co.+                                 7,540          180,734
                                                                  -------------
TOTAL MEDIA                                                             180,734
                                                                  -------------
    AUTOMOBILES 1.1%
    General Motors Corp.+                                7,540          146,427
                                                                  -------------
TOTAL AUTOMOBILES                                                       146,427
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                            886,628
                                                                  -------------
HEALTH CARE 6.7%
    PHARMACEUTICALS 6.7%
    Johnson & Johnson, Inc.                              7,540          453,154
    Merck & Co., Inc.                                    7,540          239,847
    Pfizer, Inc.                                         7,544          175,926
                                                                  -------------
TOTAL PHARMACEUTICALS                                                   868,927
                                                                  -------------
TOTAL HEALTH CARE                                                       868,927
                                                                  -------------
MATERIALS 4.2%
    CHEMICALS 2.5%
    E.I. du Pont de Nemours and Co.+                     7,540          320,450
                                                                  -------------
TOTAL CHEMICALS                                                         320,450
                                                                  -------------
    METALS & MINING 1.7%
    Alcoa, Inc.                                          7,540          222,958
                                                                  -------------
TOTAL METALS & MINING                                                   222,958
                                                                  -------------
TOTAL MATERIALS                                                         543,408
                                                                  -------------
ENERGY 3.3%
    OIL & GAS 3.3%
    Exxon Mobil Corp.                                    7,540          423,522
                                                                  -------------
TOTAL OIL & GAS                                                         423,522
                                                                  -------------
TOTAL ENERGY                                                            423,522
                                                                  -------------
TELECOMMUNICATION SERVICES 3.2%
    DIVERSIFIED TELECOMMUNICATION SERVICES 3.2%
    Verizon Communications, Inc.+                        7,536          226,984
    AT&T, Inc.+                                          7,540          184,655
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            411,639
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        411,639
                                                                  -------------
TOTAL COMMON STOCKS
    (Cost $9,469,222)                                                10,095,797
                                                                  -------------


94 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
    LONG DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 8.2%
Repurchase Agreement (Note 5)
    3.40% due 01/03/06++                         $     807,232    $     807,232
    3.39% due 01/03/06                                  84,521           84,521
    3.30% due 01/03/06                                  84,521           84,521
    2.90% due 01/03/06                                  84,521           84,521
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $1,060,795)                                                 1,060,795
                                                                  -------------
SECURITIES LENDING COLLATERAL 8.2%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
     U.S. Bank (Note 8)                              1,061,994        1,061,994
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
    (Cost $1,061,994)                                                 1,061,994
                                                                  -------------
TOTAL INVESTMENTS 94.6%
    (Cost $11,592,011)                                            $  12,218,586
                                                                  =============
OTHER ASSETS IN EXCESS
    OF LIABILITIES - 5.4%                                         $     701,191
                                                                  -------------
NET ASSETS - 100.0%                                               $  12,919,777

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 Dow Jones Industrial Average
    Index Mini Futures Contracts
    (Aggregate Market Value
    of Contracts $8,600,000)                               160    $    (107,548)
                                                                  =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
March 2006 Dow Jones Industrial Average
    Index Swap, Maturing 03/14/06*
    (Notional Market Value
    $7,163,593)                                            668    $     (86,829)
                                                                  =============


* PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
    INVERSE DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 33.0%
Farmer Mac*
    4.25% due 02/27/06                           $     600,000    $     596,104
Federal Farm Credit Bank*
    3.50% due 01/05/06                                 600,000          599,883
Federal Home Loan Bank*
    3.98% due 01/04/06                                 600,000          599,934
Freddie Mac*
    4.07% due 01/30/06                                 600,000          598,169
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
    (Cost $2,394,090)                                                 2,394,090
                                                                  -------------
REPURCHASE AGREEMENTS 58.3%
Repurchase Agreement (Note 5)
    3.40% due 01/03/06+                              1,957,666        1,957,666
    3.39% due 01/03/06                                 758,927          758,927
    3.30% due 01/03/06                                 758,927          758,927
    2.90% due 01/03/06                                 758,927          758,927
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $4,234,447)                                                 4,234,447
                                                                  -------------
TOTAL INVESTMENTS 91.3%
    (Cost $6,628,537)                                             $   6,628,537
                                                                  =============
OTHER ASSETS IN EXCESS
    OF LIABILITIES - 8.7%                                         $     628,347
                                                                  =============
NET ASSETS - 100.0%                                               $   7,256,884

--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2006 Dow Jones Industrial Average
    Index Mini Futures Contracts
    (Aggregate Market Value
    of Contracts $2,472,500)                                46    $      11,782
                                                                  =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
  SOLD SHORT
March 2006 Dow Jones Industrial Average
    Index Swap, Maturing 03/14/06**
    (Notional Market Value
    $12,058,109)                                         1,125    $     178,116
                                                                  =============


* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


96 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 24.4%

   SPECIALTY RETAIL 7.6%
   PEP Boys-Manny Moe & Jack                            14,666    $     218,377
   Sonic Automotive, Inc.                                7,777          173,272
   Haverty Furniture Cos., Inc.                         13,288          171,282
   Group 1 Automotive, Inc.*                             5,223          164,159
   Stage Stores, Inc.                                    5,152          153,427
   Hancock Fabrics, Inc./DE+                            34,494          140,391
   Cato Corp. -- Class A                                 5,712          122,522
   Jo-Ann Stores, Inc.*                                  9,258          109,244
   Linens `N Things, Inc.*                               3,849          102,383
   Burlington Coat Factory
      Warehouse Corp.                                    1,274           51,227
   Zale Corp.*                                           1,841           46,301
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                1,452,585
                                                                  -------------
   TEXTILES & APPAREL 3.9%
   Kellwood Co.                                          8,935          213,368
   Brown Shoe Co., Inc.                                  3,719          157,797
   Ashworth, Inc.*                                      18,614          157,289
   Russell Corp.                                         8,813          118,623
   Stride Rite Corp.                                     3,645           49,426
   Oxford Industries, Inc.                                 733           40,095
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                736,598
                                                                  -------------
   HOUSEHOLD DURABLES 3.7%
   Bassett Furniture Industries, Inc.                    7,947          147,020
   Standard-Pacific Corp.                                3,883          142,894
   La-Z-Boy, Inc.+                                       8,908          120,792
   Libbey, Inc.                                         10,200          104,244
   Lenox Group, Inc.*                                    6,623           87,689
   National Presto Industries, Inc.                      1,630           72,291
   Russ Berrie & Co., Inc.                               2,832           32,341
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                707,271
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 2.8%
   O'Charleys, Inc.*                                    11,372          176,380
   Bally Total Fitness Holding Corp.*                   19,257          120,934
   Ryan's Restaurant Group, Inc.*                        7,332           88,424
   Lone Star Steakhouse & Saloon,
      Inc.                                               3,091           73,380
   Marcus Corp.                                          3,115           73,202
   Landry's Restaurants, Inc.                               10              267
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     532,587
                                                                  -------------
   AUTO COMPONENTS 2.0%
   Standard Motor Products, Inc.                        22,210          204,999
   Superior Industries International,
      Inc.+                                              8,001          178,102
                                                                  -------------
TOTAL AUTO COMPONENTS                                                   383,101
                                                                  -------------
   AUTOMOBILES 1.6%
   Coachmen Industries, Inc.                            15,107          178,414
   Monaco Coach Corp.                                    9,467          125,911
                                                                  -------------
TOTAL AUTOMOBILES                                                       304,325
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   LEISURE EQUIPMENT & PRODUCTS 1.3%
   Jakks Pacific, Inc.*+                                 5,260    $     110,144
   K2, Inc.*                                             9,962          100,716
   Sturm Ruger & Co., Inc.                               5,250           36,803
                                                                  -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      247,663
                                                                  -------------
   MULTILINE RETAIL 0.8%
   Fred's, Inc.                                          8,683          141,272
                                                                  -------------
TOTAL MULTILINE RETAIL                                                  141,272
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.5%
   Insight Enterprises, Inc.*                            5,220          102,364
                                                                  -------------
TOTAL INTERNET & CATALOG RETAIL                                         102,364
                                                                  -------------
   DISTRIBUTORS 0.2%
   Audiovox Corp. -- Class A*                            2,210           30,631
                                                                  -------------
TOTAL DISTRIBUTORS                                                       30,631
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          4,638,397
                                                                  -------------
MATERIALS 19.2%
   CHEMICALS 6.5%
   Wellman, Inc.                                        36,206          245,477
   A. Schulman, Inc.                                    10,214          219,805
   Quaker Chemical Corp.                                10,731          206,357
   Arch Chemicals, Inc.                                  5,075          151,742
   Georgia Gulf Corp.+                                   3,852          117,178
   Penford Corp.                                         9,475          115,595
   PolyOne Corp.*                                       14,633           94,090
   H.B. Fuller Co.                                       2,553           81,875
                                                                  -------------
TOTAL CHEMICALS                                                       1,232,119
                                                                  -------------
   METALS & MINING 5.2%
   Steel Technologies, Inc.                              6,527          182,691
   Ryerson Tull, Inc.+                                   6,412          155,940
   A.M. Castle & Co.*                                    5,974          130,472
   Chaparral Steel Co.*                                  3,479          105,240
   Commercial Metals Co.                                 2,614           98,130
   Reliance Steel & Aluminum Co.                         1,580           96,570
   Brush Engineered Materials, Inc.*                     4,587           72,933
   Century Aluminum Co.*                                 2,162           56,666
   Aleris International, Inc.*                           1,698           54,743
   Quanex Corp.                                            888           44,373
                                                                  -------------
TOTAL METALS & MINING                                                   997,758
                                                                  -------------
   PAPER & FOREST PRODUCTS 3.7%
   Schweitzer-Mauduit International,
      Inc.                                               8,820          218,560
   Pope & Talbot, Inc.                                  24,086          200,636
   Wausau Paper Corp.                                    8,622          102,171
   Buckeye Technologies, Inc.*                          12,197           98,186
   Neenah Paper, Inc.                                    3,170           88,760
                                                                  -------------
TOTAL PAPER & FOREST PRODUCTS                                           708,313
                                                                  -------------
   CONTAINERS & PACKAGING 3.5%
   Chesapeake Corp.                                     12,660          214,967
   Myers Industries, Inc.                               13,126          191,377
   Rock-Tenn Co. -- Class A                             13,097          178,774
   Caraustar Industries, Inc.*                           8,129           70,641
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                            655,759
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   CONSTRUCTION MATERIALS 0.3%
   Texas Industries, Inc.                                1,042    $      51,933
                                                                  -------------
TOTAL CONSTRUCTION MATERIALS                                             51,933
                                                                  -------------
TOTAL MATERIALS                                                       3,645,882
                                                                  -------------
INDUSTRIALS 17.0%
   COMMERCIAL SERVICES & SUPPLIES 6.1%
   Spherion Corp.*                                      17,409          174,264
   Standard Register Co.                                10,842          171,412
   Volt Information Sciences, Inc.*                      7,812          148,584
   Angelica Corp.                                        6,785          112,224
   Bowne & Co., Inc.                                     7,325          108,703
   NCO Group, Inc.*                                      5,174           87,544
   Sourcecorp, Inc.*                                     3,511           84,194
   United Stationers, Inc.*                              1,256           60,916
   ABM Industries, Inc.                                  2,847           55,659
   Consolidated Graphics, Inc.*                            946           44,783
   Central Parking Corp.                                 2,987           40,982
   CDI Corp.                                             1,487           40,744
   Viad Corp.                                            1,112           32,615
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,162,624
                                                                  -------------
   MACHINERY 2.6%
   Wolverine Tube, Inc.*                                21,677          109,686
   Robbins & Myers, Inc.                                 5,362          109,117
   Lydall, Inc.*                                        12,470          101,630
   Briggs & Stratton Corp.                               2,145           83,205
   Mueller Industries, Inc.                              1,887           51,741
   Barnes Group, Inc.                                    1,055           34,815
                                                                  -------------
TOTAL MACHINERY                                                         490,194
                                                                  -------------
   ELECTRICAL EQUIPMENT 2.3%
   A.O. Smith Corp.                                      4,842          169,954
   MagneTek, Inc.*                                      42,348          137,631
   C&D Technologies, Inc.                               10,633           81,023
   Acuity Brands, Inc.                                   1,691           53,774
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                              442,382
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 1.4%
   Tredegar Corp.                                       11,154          143,775
   Standex International Corp.                           4,596          127,585
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                          271,360
                                                                  -------------
   AEROSPACE & DEFENSE 0.9%
   Cubic Corp.+                                          3,421           68,283
   Kaman Corp. -- Class A                                2,580           50,800
   Triumph Group, Inc.*                                  1,295           47,410
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                               166,493
                                                                  -------------
   ROAD & RAIL 0.8%
   Arkansas Best Corp.                                   3,392          148,163
                                                                  -------------
TOTAL ROAD & RAIL                                                       148,163
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.7%
   Hughes Supply, Inc.                                   2,221           79,623
   Lawson Products, Inc.                                 1,589           59,969
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  139,592
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   BUILDING PRODUCTS 0.7%
   Lennox International, Inc.                            2,431    $      68,554
   NCI Building Systems, Inc.*+                            999           42,438
   Griffon Corp.*                                        1,194           28,429
                                                                  -------------
TOTAL BUILDING PRODUCTS                                                 139,421
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.6%
   EMCOR Group, Inc.*                                    1,775          119,866
                                                                  -------------
TOTAL CONSTRUCTION & ENGINEERING                                        119,866
                                                                  -------------
   AIR FREIGHT & COURIERS 0.6%
   HUB Group, Inc. -- Class A*                           3,277          115,842
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                            115,842
                                                                  -------------
   AIRLINES 0.3%
   Frontier Airlines, Inc.*+                             5,034           46,514
                                                                  -------------
TOTAL AIRLINES                                                           46,514
                                                                  -------------
TOTAL INDUSTRIALS                                                     3,242,451
                                                                  -------------
UTILITIES 11.3%
   GAS UTILITIES 5.8%
   South Jersey Industries, Inc.+                        6,940          202,232
   Southwest Gas Corp.                                   6,168          162,835
   Atmos Energy Corp.                                    5,709          149,347
   UGI Corp.                                             6,930          142,758
   Cascade Natural Gas Corp.                             6,494          126,698
   Laclede Group, Inc.                                   4,180          122,098
   Northwest Natural Gas Co.                             2,183           74,615
   Piedmont Natural Gas Co.+                             2,813           67,962
   Energen Corp.                                         1,777           64,541
                                                                  -------------
TOTAL GAS UTILITIES                                                   1,113,086
                                                                  -------------
   ELECTRIC UTILITIES 3.9%
   Central Vermont Public Service
      Corp.                                             12,479          224,747
   UIL Holding Corp.                                     3,346          153,883
   Green Mountain Power Corp.                            4,678          134,586
   Unisource Energy Corp.                                2,901           90,511
   Allete, Inc.+                                         1,668           73,392
   Cleco Corp.                                           3,177           66,240
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                                743,359
                                                                  -------------
   MULTI-UTILITIES 1.4%
   Avista Corp.+                                         7,886          139,661
   CH Energy Group, Inc.                                 2,681          123,058
                                                                  -------------
TOTAL MULTI-UTILITIES                                                   262,719
                                                                  -------------
   WATER UTILITIES 0.2%
   American States Water Co.                             1,074           33,079
                                                                  -------------
TOTAL WATER UTILITIES                                                    33,079
                                                                  -------------
TOTAL UTILITIES                                                       2,152,243
                                                                  -------------
FINANCIALS 11.1%
   INSURANCE 4.2%
   LandAmerica Financial Group, Inc.+                    3,559          222,082
   Stewart Information Services Corp.                    3,343          162,704
   UICI                                                  3,088          109,655
   Selective Insurance Group, Inc.                       2,053          109,014


98 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Presidential Life Corp.                               3,802    $      72,390
   Infinity Property & Casualty Corp.                    1,754           65,266
   Delphi Financial Group, Inc. --
      Class A                                            1,072           49,323
                                                                  -------------
TOTAL INSURANCE                                                         790,434
                                                                  -------------
   REAL ESTATE 2.7%
   Glenborough Realty Trust, Inc.                        5,687          102,935
   Commercial Net Lease Realty                           4,781           97,389
   Parkway Properties, Inc./MD                           2,035           81,685
   Colonial Properties Trust                             1,677           70,400
   Lexington Corporate  Properties
      Trust+                                             2,921           62,217
   Sovran Self Storage, Inc.+                            1,184           55,613
   Entertainment Properties Trust                        1,264           51,508
                                                                  -------------
TOTAL REAL ESTATE                                                       521,747
                                                                  -------------
   BANKS 2.5%
   First Bancorp Puerto Rico                             8,162          101,290
   Whitney Holding Corp.                                 3,125           86,125
   Community Bank System, Inc.                           2,938           66,252
   Susquehanna Bancshares, Inc.                          2,470           58,490
   Sterling Financial Corp./WA                           2,200           54,956
   South Financial Group, Inc.                           1,937           53,345
   Provident Bankshares Corp.                            1,446           48,831
                                                                  -------------
TOTAL BANKS                                                             469,289
                                                                  -------------
   CAPITAL MARKETS 1.5%
   SWS Group, Inc.                                       7,310          153,072
   Piper Jaffray Cos., Inc.*                             3,221          130,128
                                                                  -------------
TOTAL CAPITAL MARKETS                                                   283,200
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 0.2%
   Brookline Bancorp, Inc.+                              3,261           46,208
   FirstFed Financial Corp.*                                10              545
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                         46,753
                                                                  -------------
TOTAL FINANCIALS                                                      2,111,423
                                                                  -------------
INFORMATION TECHNOLOGY 9.0%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.0%
   Planar Systems, Inc.*                                16,188          135,494
   Gerber Scientific, Inc.*                             13,967          133,664
   Bell Microproducts, Inc.*                            14,325          109,586
   Technitrol, Inc.                                      5,552           94,939
   Agilsys, Inc.                                         4,382           79,840
   Anixter International, Inc.                           1,203           47,062
   Brightpoint, Inc.*                                    1,557           43,176
   Benchmark Electronics, Inc.*                          1,272           42,777
   Methode Electronics, Inc. -- Class A                  4,203           41,904
   CTS Corp.                                             3,556           39,329
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                767,771
                                                                  -------------
   IT CONSULTING & SERVICES 2.3%
   Startek, Inc.                                        14,502          261,036
   Pegasus Solutions, Inc.*                              9,197           82,497
   Ciber, Inc.*                                          7,604           50,186
   Keane, Inc.*+                                         3,692           40,649
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                          434,368
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 1.2%
   Adaptec, Inc.*                                       30,046    $     174,868
   SBS Technologies, Inc.*                               4,963           49,977
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                           224,845
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 0.9%
   Ditech Communications Corp.*                         10,674           89,128
   Belden CDT, Inc.+                                     3,142           76,759
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                          165,887
                                                                  -------------
   SOFTWARE 0.3%
   THQ, Inc.*                                            2,437           58,122
                                                                  -------------
TOTAL SOFTWARE                                                           58,122
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Axcelis Technologies, Inc.*                           6,255           29,837
   Photronics, Inc.*+                                    1,555           23,418
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                             53,255
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,704,248
                                                                  -------------
CONSUMER STAPLES 5.0%
   FOOD PRODUCTS 1.9%
   American Italian Pasta Co. --
      Class A+                                          18,821          127,983
   Lance, Inc.                                           4,762           88,716
   Corn Products International, Inc.                     3,288           78,550
   Flowers Foods, Inc.                                   2,481           68,377
                                                                  -------------
TOTAL FOOD PRODUCTS                                                     363,626
                                                                  -------------
   FOOD & DRUG RETAILING 1.8%
   Nash Finch Co.                                        3,829           97,563
   Performance Food Group Co.*                           3,270           92,770
   Longs Drug Stores Corp.                               2,157           78,493
   Casey's General Stores, Inc.+                         2,884           71,523
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                             340,349
                                                                  -------------
   TOBACCO 1.3%
   Alliance One International, Inc.                     65,543          255,618
                                                                  -------------
TOTAL TOBACCO                                                           255,618
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  959,593
                                                                  -------------
HEALTH CARE 2.3%
   HEALTH CARE PROVIDERS & SERVICES 1.2%
   Owens & Minor, Inc.                                   3,180           87,546
   Chemed Corp.                                          1,513           75,166
   Hooper Holmes, Inc.                                  19,146           48,822
   Gentiva Health Services, Inc.*                        1,854           27,328
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  238,862
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
   Datascope Corp.                                       3,450          114,022
   Osteotech, Inc.*                                      7,581           37,678
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  151,700
                                                                  -------------
   BIOTECHNOLOGY 0.3%
   Cambrex Corp.                                         2,911           54,639
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                      54,639
                                                                  -------------
TOTAL HEALTH CARE                                                       445,201
                                                                  -------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Lufkin Industries, Inc.                                 720    $      35,906
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                        35,906
                                                                  -------------
TOTAL ENERGY                                                             35,906
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $18,194,791)                                                18,935,344
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 0.7%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     130,179          130,179
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $130,179)                                                      130,179
                                                                  -------------
SECURITIES LENDING COLLATERAL 4.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                                 896,615          896,615
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $896,615)                                                      896,615
                                                                  -------------
TOTAL INVESTMENTS 104.9%
   (Cost $19,221,585)                                             $  19,962,138
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.9)%                                          $    (926,868)
                                                                  =============
NET ASSETS - 100.0%                                               $  19,035,270

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


100 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

UTILITIES 25.0%
   MULTI-UTILITIES 11.3%
   NSTAR                                                 9,840    $     282,408
   Puget Energy, Inc.                                    9,158          187,006
   OGE Energy Corp.+                                     6,602          176,868
   WPS Resources Corp.                                   3,108          171,904
   Energy East Corp.                                     7,518          171,410
   Alliant Energy Corp.                                  6,063          170,007
   Vectren Corp.                                         4,281          116,272
   SCANA Corp.                                           2,763          108,807
   PNM Resources, Inc.                                   4,121          100,923
   Wisconsin Energy Corp.                                2,100           82,026
   MDU Resources Group, Inc.                             1,291           42,267
                                                                  -------------
TOTAL MULTI-UTILITIES                                                 1,609,898
                                                                  -------------
   ELECTRIC UTILITIES 10.4%
   Northeast Utilities                                  15,794          310,984
   Pepco Holdings, Inc.+                                11,824          264,503
   Great Plains Energy, Inc.                             5,879          164,377
   IDACORP, Inc.+                                        5,293          155,085
   Westar Energy, Inc.                                   6,085          130,827
   Hawaiian Electric Industries, Inc.                    4,846          125,511
   Duquesne Light Holdings, Inc.                         7,430          121,258
   Sierra Pacific Resources*+                            9,099          118,651
   Black Hills Corp.                                     2,386           82,579
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                              1,473,775
                                                                  -------------
   GAS UTILITIES 3.3%
   WGL Holdings, Inc.                                    4,759          143,055
   National Fuel Gas Co.                                 4,156          129,626
   Oneok, Inc.+                                          4,446          118,397
   AGL Resources, Inc.                                   2,321           80,794
                                                                  -------------
TOTAL GAS UTILITIES                                                     471,872
                                                                  -------------
TOTAL UTILITIES                                                       3,555,545
                                                                  -------------
FINANCIALS 17.5%
   INSURANCE 10.4%
   American Financial Group,
      Inc./OH+                                           6,047          231,660
   Old Republic International Corp.                      5,915          155,328
   First American Corp.+                                 3,233          146,455
   Protective Life Corp.                                 3,340          146,192
   HCC Insurance Holdings, Inc.+                         4,810          142,761
   Ohio Casualty Corp.                                   4,027          114,045
   Horace Mann Educators Corp.                           5,634          106,821
   Stancorp Financial Group, Inc.                        1,962           98,002
   Unitrin, Inc.                                         2,099           94,560
   Mercury General Corp.+                                1,516           88,261
   Hanover Insurance Group, Inc.                         1,979           82,663
   AmerUs Group Co.                                      1,441           81,661
                                                                  -------------
TOTAL INSURANCE                                                       1,488,409
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   REAL ESTATE 5.1%
   New Plan Excel Realty Trust                           4,988    $     115,622
   Highwoods Properties, Inc.                            4,012          114,141
   Mack-Cali Realty Corp.                                2,237           96,638
   Hospitality Properties Trust                          2,119           84,972
   Potlatch Corp.+                                       1,626           82,893
   Liberty Property Trust+                               1,784           76,444
   Rayonier, Inc.+                                       1,550           61,768
   United Dominion Realty Trust, Inc.+                   2,040           47,818
   AMB Property Corp.                                      880           43,270
                                                                  -------------
TOTAL REAL ESTATE                                                       723,566
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.7%
   New York Community Bancorp,
      Inc.+                                              8,636          142,667
   Webster Financial Corp.                               1,070           50,183
   Washington Federal, Inc.+                             2,056           47,267
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        240,117
                                                                  -------------
   BANKS 0.3%
   FirstMerit Corp.                                      1,615           41,845
                                                                  -------------
TOTAL BANKS                                                              41,845
                                                                  -------------
TOTAL FINANCIALS                                                      2,493,937
                                                                  -------------
INDUSTRIALS 16.2%
   MACHINERY 5.7%
   Tecumseh Products Co. --
      Class A+                                          12,932          296,272
   AGCO Corp.*+                                          8,941          148,152
   Timken Co.                                            4,337          138,871
   SPX Corp.                                             2,263          103,578
   Kennametal, Inc.+                                     1,580           80,643
   Harsco Corp.                                            730           49,282
                                                                  -------------
TOTAL MACHINERY                                                         816,798
                                                                  -------------
   ROAD & RAIL 4.5%
   J.B. Hunt Transport Services, Inc.                    9,220          208,741
   Yellow Roadway Corp.*+                                4,156          185,399
   Swift Transportation Co., Inc.*                       6,983          141,755
   Werner Enterprises, Inc.+                             5,468          107,719
                                                                  -------------
TOTAL ROAD & RAIL                                                       643,614
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 2.7%
   Kelly Services, Inc.                                  4,856          127,324
   Manpower, Inc.                                        2,684          124,806
   Brink's Co.                                           1,536           73,590
   Banta Corp.                                           1,148           57,171
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    382,891
                                                                  -------------
   AIRLINES 1.7%
   Alaska Air Group, Inc.*                               6,756          241,324
                                                                  -------------
TOTAL AIRLINES                                                          241,324
                                                                  -------------
   AEROSPACE & DEFENSE 1.3%
   Sequa Corp. -- Class A*                               2,676          184,778
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                               184,778
                                                                  -------------


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   GATX Corp.                                            1,151    $      41,528
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   41,528
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,310,933
                                                                  -------------
CONSUMER DISCRETIONARY 15.2%
   AUTO COMPONENTS 5.3%
   Lear Corp.+                                           9,108          259,214
   ArvinMeritor, Inc.                                   17,442          250,990
   Bandag, Inc.                                          2,783          118,751
   Modine Manufacturing Co.                              2,028           66,092
   BorgWarner, Inc.                                        988           59,902
                                                                  -------------
TOTAL AUTO COMPONENTS                                                   754,949
                                                                  -------------
   HOUSEHOLD DURABLES 3.3%
   Furniture Brands International,
      Inc.+                                             12,689          283,345
   Blyth, Inc.                                           4,525           94,799
   American Greetings Corp. --
      Class A+                                           2,108           46,313
   Tupperware Brands Corp.                               1,870           41,888
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                466,345
                                                                  -------------
   SPECIALTY RETAIL 3.2%
   Borders Group, Inc.                                   7,446          161,355
   Foot Locker, Inc.                                     4,959          116,983
   Pier 1 Imports, Inc.                                 12,779          111,561
   Payless Shoesource, Inc.*                             2,645           66,389
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                  456,288
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.5%
   Bob Evans Farms, Inc.                                 6,532          150,628
   CBRL Group, Inc.+                                     1,819           63,938
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     214,566
                                                                  -------------
   MULTILINE RETAIL 0.8%
   Saks, Inc.*+                                          6,944          117,076
                                                                  -------------
TOTAL MULTILINE RETAIL                                                  117,076
                                                                  -------------
   MEDIA 0.8%
   Media General, Inc.                                   1,134           57,494
   Scholastic Corp.*+                                    1,810           51,603
                                                                  -------------
TOTAL MEDIA                                                             109,097
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Callaway Golf Co.                                     3,084           42,682
                                                                  -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       42,682
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          2,161,003
                                                                  -------------
MATERIALS 11.1%
   CHEMICALS 5.4%
   Sensient Technologies Corp.                           8,507          152,275
   Ferro Corp.                                           7,925          148,673
   Lubrizol Corp.                                        2,815          122,256
   Cabot Corp.                                           2,733           97,841
   RPM International, Inc.                               4,636           80,527
   Albemarle Corp.                                       1,482           56,835

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Lyondell Chemical Co.+                                2,252    $      53,643
   Chemtura Corp.                                        4,110           52,197
                                                                  -------------
TOTAL CHEMICALS                                                         764,247
                                                                  -------------
   METALS & MINING 2.2%
   Worthington Industries, Inc.                          9,352          179,652
   Steel Dynamics, Inc.+                                 3,757          133,411
                                                                  -------------
TOTAL METALS & MINING                                                   313,063
                                                                  -------------
   PAPER & FOREST PRODUCTS 2.0%
   Bowater, Inc.+                                        5,989          183,982
   Glatfelter                                            6,840           97,060
                                                                  -------------
TOTAL PAPER & FOREST PRODUCTS                                           281,042
                                                                  -------------
   CONTAINERS & PACKAGING 1.5%
   Packaging Corporation of America                      5,110          117,274
   Sonoco Products Co.+                                  3,367           98,990
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                            216,264
                                                                  -------------
TOTAL MATERIALS                                                       1,574,616
                                                                  -------------
INFORMATION TECHNOLOGY 7.2%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.9%
   Tech Data Corp.*+                                     4,806          190,702
   Ingram Micro, Inc. -- Class A*                        7,460          148,678
   Avnet, Inc.*+                                         5,055          121,016
   Arrow Electronics, Inc.*                              3,570          114,347
   Vishay Intertechnology, Inc.*                         8,272          113,823
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                688,566
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.9%
   Atmel Corp.*                                         86,620          267,656
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                            267,656
                                                                  -------------
   SOFTWARE 0.4%
   Mentor Graphics Corp.*+                               5,969           61,720
                                                                  -------------
TOTAL SOFTWARE                                                           61,720
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,017,942
                                                                  -------------
CONSUMER STAPLES 5.0%
   FOOD & DRUG RETAILING 1.9%
   Ruddick Corp.                                         7,026          149,513
   BJ's Wholesale Club, Inc.*+                           4,166          123,147
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                             272,660
                                                                  -------------
   TOBACCO 1.9%
   Universal Corp./Richmond VA                           6,188          268,312
                                                                  -------------
TOTAL TOBACCO                                                           268,312
                                                                  -------------
   FOOD PRODUCTS 1.2%
   Smithfield Foods, Inc.*                               5,711          174,757
                                                                  -------------
TOTAL FOOD PRODUCTS                                                     174,757
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  715,729
                                                                  -------------
TELECOMMUNICATION SERVICES 1.3%
   WIRELESS TELECOMMUNICATION SERVICES 1.3%
   Telephone & Data Systems, Inc.                        5,065          182,492
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               182,492
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        182,492
                                                                  -------------



102 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

HEALTH CARE 0.7%
   HEALTH CARE PROVIDERS & SERVICES 0.7%
   Triad Hospitals, Inc.*                                2,520    $      98,860
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   98,860
                                                                  -------------
TOTAL HEALTH CARE                                                        98,860
                                                                  -------------
ENERGY 0.3%
   OIL & GAS 0.3%
   Forest Oil Corp.*                                       955           43,519
                                                                  -------------
TOTAL OIL & GAS                                                          43,519
                                                                  -------------
TOTAL ENERGY                                                             43,519
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $13,793,479)                                                14,154,576
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 0.9%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     130,936          130,936
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $130,936)                                                      130,936
                                                                  -------------
SECURITIES LENDING COLLATERAL 11.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               1,652,797        1,652,797
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,652,797)                                                  1,652,797
                                                                  -------------
TOTAL INVESTMENTS 112.0%
   (Cost $15,577,212)                                             $  15,938,309
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.0)%                                         $  (1,706,529)
                                                                  =============
NET ASSETS - 100.0%                                               $  14,231,780

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 100.2%

FINANCIALS 20.6%
   INSURANCE 9.6%
   UnumProvident Corp.+                                 12,375    $     281,531
   ACE Ltd.                                              5,050          269,872
   XL Capital Ltd.                                       3,958          266,690
   Chubb Corp.+                                          2,028          198,034
   St. Paul Travelers Cos., Inc.                         4,249          189,803
   Genworth Financial, Inc. -- Class A                   5,150          178,087
   Jefferson-Pilot Corp.                                 2,630          149,726
   MetLife, Inc.+                                        2,906          142,394
   Lincoln National Corp.+                               2,407          127,643
   SAFECO Corp.                                          2,230          125,995
   Allstate Corp.                                        2,307          124,739
   Aon Corp.                                             2,924          105,118
   Hartford Financial Services Group,
      Inc.                                               1,212          104,099
   Loews Corp.                                           1,069          101,395
                                                                  -------------
TOTAL INSURANCE                                                       2,365,126
                                                                  -------------
   BANKS 6.0%
   First Horizon National Corp.                          4,401          169,174
   Huntington Bancshares, Inc.                           5,522          131,147
   Regions Financial Corp.+                              3,773          128,886
   National City Corp.+                                  3,710          124,545
   KeyCorp+                                              3,720          122,500
   North Fork Bancorporation, Inc.                       4,327          118,387
   SunTrust Banks, Inc.                                  1,617          117,653
   BB&T Corp.+                                           2,267           95,010
   PNC Financial Services Group, Inc.                    1,483           91,694
   AmSouth Bancorp+                                      3,374           88,432
   Wells Fargo & Co.                                     1,225           76,967
   Wachovia Corp.                                        1,338           70,727
   Comerica, Inc.                                        1,156           65,614
   U.S. Bancorp                                          2,181           65,190
                                                                  -------------
TOTAL BANKS                                                           1,465,926
                                                                  -------------
   DIVERSIFIED FINANCIALS 1.9%
   J.P. Morgan Chase & Co.                               5,480          217,501
   Citigroup, Inc.                                       2,935          142,436
   CIT Group, Inc.                                       2,162          111,948
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS                                            471,885
                                                                  -------------
   REAL ESTATE 1.7%
   Equity Office Properties Trust+                       4,952          150,194
   Apartment Investment &
      Management Co. -- Class A+                         3,957          149,851
   Archstone-Smith Trust                                 1,376           57,641
   Equity Residential                                    1,432           56,020
                                                                  -------------
TOTAL REAL ESTATE                                                       413,706
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 0.8%
   Washington Mutual, Inc.+                              4,180          181,830
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        181,830
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   CAPITAL MARKETS 0.6%
   Morgan Stanley                                        1,437    $      81,535
   Bear Stearns Cos., Inc.                                 597           68,972
                                                                  -------------
TOTAL CAPITAL MARKETS                                                   150,507
                                                                  -------------
TOTAL FINANCIALS                                                      5,048,980
                                                                  -------------
UTILITIES 18.4%
   MULTI-UTILITIES 10.8%
   KeySpan Corp.                                         7,081          252,721
   Dynegy, Inc. -- Class A*+                            49,498          239,570
   NiSource, Inc.+                                      10,366          216,235
   Consolidated Edison, Inc.+                            4,551          210,848
   Xcel Energy, Inc.+                                   11,410          210,628
   DTE Energy Co.                                        4,777          206,319
   Duke Energy Corp.+                                    7,274          199,671
   CMS Energy Corp.*+                                   13,587          197,147
   PG&E Corp.+                                           4,158          154,345
   Ameren Corp.+                                         2,954          151,363
   CenterPoint Energy, Inc.+                            10,956          140,785
   Sempra Energy                                         2,695          120,844
   Constellation Energy Group, Inc.                      2,012          115,891
   Dominion Resources, Inc./VA+                          1,152           88,934
   Public Service Enterprise Group,
      Inc.+                                              1,241           80,628
   TECO Energy, Inc.                                     3,260           56,007
                                                                  -------------
TOTAL MULTI-UTILITIES                                                 2,641,936
                                                                  -------------
   ELECTRIC UTILITIES 5.9%
   Progress Energy, Inc.+                                6,424          282,142
   PPL Corp.                                             8,104          238,258
   Pinnacle West Capital Corp.                           4,335          179,252
   American Electric Power Co., Inc.                     4,778          177,216
   Cinergy Corp.                                         3,282          139,354
   Entergy Corp.                                         1,757          120,618
   Southern Co.+                                         3,214          110,979
   FirstEnergy Corp.+                                    2,084          102,095
   FPL Group, Inc.                                       2,312           96,087
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                              1,446,001
                                                                  -------------
   GAS UTILITIES 1.7%
   Peoples Energy Corp.+                                 6,495          227,780
   Nicor, Inc.+                                          5,091          200,127
                                                                  -------------
TOTAL GAS UTILITIES                                                     427,907
                                                                  -------------
TOTAL UTILITIES                                                       4,515,844
                                                                  -------------
CONSUMER DISCRETIONARY 17.9%
   AUTO COMPONENTS 4.0%
   Dana Corp.+                                          44,928          322,583
   Cooper Tire & Rubber Co.                             17,629          270,076
   Johnson Controls, Inc.                                2,862          208,669
   Visteon Corp.*                                       28,380          177,659
                                                                  -------------
TOTAL AUTO COMPONENTS                                                   978,987
                                                                  -------------
   SPECIALTY RETAIL 3.4%
   Circuit City Stores, Inc.+                           10,956          247,496
   OfficeMax, Inc.                                       9,146          231,943


104 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   AutoNation, Inc.*                                    10,224    $     222,168
   Limited Brands, Inc.                                  5,830          130,300
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                  831,907
                                                                  -------------
   MULTILINE RETAIL 3.3%
   Dillard's, Inc. -- Class A                           16,458          408,488
   Big Lots, Inc.*                                      18,912          227,133
   Federated Department Stores, Inc.                     1,727          114,552
   Nordstrom, Inc.                                       1,750           65,450
                                                                  -------------
TOTAL MULTILINE RETAIL                                                  815,623
                                                                  -------------
   HOUSEHOLD DURABLES 2.9%
   Whirlpool Corp.                                       2,491          208,646
   Pulte Homes, Inc.                                     4,888          192,392
   Snap-On, Inc.                                         2,934          110,201
   Newell Rubbermaid, Inc.+                              4,490          106,772
   Leggett & Platt, Inc.                                 4,464          102,493
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                720,504
                                                                  -------------
   AUTOMOBILES 2.4%
   Ford Motor Co.+                                      43,348          334,646
   General Motors Corp.+                                13,254          257,393
                                                                  -------------
TOTAL AUTOMOBILES                                                       592,039
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 1.0%
   Eastman Kodak Co.                                     7,487          175,196
   Brunswick Corp.                                       1,448           58,875
                                                                  -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      234,071
                                                                  -------------
   TEXTILES & APPAREL 0.9%
   Jones Apparel Group, Inc.                             7,007          215,255
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                215,255
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          4,388,386
                                                                  -------------
MATERIALS 10.3%
   PAPER & FOREST PRODUCTS 3.6%
   International Paper Co.+                              7,448          250,327
   Weyerhaeuser Co.                                      3,294          218,524
   MeadWestvaco Corp.                                    7,749          217,205
   Louisiana-Pacific Corp.+                              7,532          206,904
                                                                  -------------
TOTAL PAPER & FOREST PRODUCTS                                           892,960
                                                                  -------------
   CHEMICALS 3.1%
   Ashland, Inc.+                                        3,706          214,578
   Eastman Chemical Co.                                  3,492          180,152
   E.I. du Pont de Nemours and Co.                       2,108           89,590
   Rohm & Haas Co.                                       1,795           86,914
   Dow Chemical Co.                                      1,633           71,558
   PPG Industries, Inc.                                  1,143           66,180
   Engelhard Corp.                                       2,082           62,772
                                                                  -------------
TOTAL CHEMICALS                                                         771,744
                                                                  -------------
   METALS & MINING 2.5%
   United States Steel Corp.                             6,757          324,809
   Alcoa, Inc.                                           4,319          127,713
   Phelps Dodge Corp.                                      618           88,911
   Nucor Corp.                                             994           66,320
                                                                  -------------
TOTAL METALS & MINING                                                   607,753
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   CONTAINERS & PACKAGING 1.1%
   Temple-Inland, Inc.                                   2,992    $     134,191
   Bemis Co.+                                            4,789          133,469
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                            267,660
                                                                  -------------
TOTAL MATERIALS                                                       2,540,117
                                                                  -------------
CONSUMER STAPLES 9.5%
   FOOD & DRUG RETAILING 4.3%
   Supervalu, Inc.                                       9,378          304,598
   Albertson's, Inc.+                                   13,341          284,830
   Safeway, Inc.+                                        7,843          185,565
   CVS Corp.                                             5,582          147,477
   Costco Wholesale Corp.+                               2,460          121,696
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                           1,044,166
                                                                  -------------
   FOOD PRODUCTS 2.3%
   Tyson Foods, Inc. -- Class A                         14,860          254,106
   Archer-Daniels-Midland Co.+                           7,203          177,626
   ConAgra Foods, Inc.+                                  7,120          144,394
                                                                  -------------
TOTAL FOOD PRODUCTS                                                     576,126
                                                                  -------------
   BEVERAGES 2.2%
   Molson Coors Brewing Co. --
      Class B+                                           3,654          244,782
   Coca-Cola Enterprises, Inc.                           9,872          189,246
   Constellation Brands, Inc. --
      Class A*                                           4,114          107,910
                                                                  -------------
TOTAL BEVERAGES                                                         541,938
                                                                  -------------
   TOBACCO 0.7%
   Reynolds American, Inc.+                              1,780          169,687
                                                                  -------------
TOTAL TOBACCO                                                           169,687
                                                                  -------------
TOTAL CONSUMER STAPLES                                                2,331,917
                                                                  -------------
INDUSTRIALS 9.4%
   MACHINERY 2.5%
   Ingersoll-Rand Co. -- Class A                         4,586          185,137
   Deere & Co.                                           2,029          138,195
   Caterpillar, Inc.                                     2,130          123,050
   Cummins, Inc.                                         1,290          115,752
   Navistar International Corp.*                         2,110           60,388
                                                                  -------------
TOTAL MACHINERY                                                         622,522
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Allied Waste Industries, Inc.*                       30,366          265,399
   R.R. Donnelley & Sons Co.                             3,963          135,574
   Avery Dennison Corp.                                  1,300           71,851
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    472,824
                                                                  -------------
   AEROSPACE & DEFENSE 1.8%
   United Technologies Corp.                             3,100          173,321
   Northrop Grumman Corp.+                               2,873          172,696
   Raytheon Co.                                          2,383           95,678
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                               441,695
                                                                  -------------
   AIR FREIGHT & COURIERS 1.6%
   Ryder System, Inc.                                    9,311          381,937
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                            381,937
                                                                  -------------


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   ROAD & RAIL 1.0%
   Union Pacific Corp.                                   1,762    $     141,859
   CSX Corp.                                             2,121          107,683
                                                                  -------------
TOTAL ROAD & RAIL                                                       249,542
                                                                  -------------
   BUILDING PRODUCTS 0.3%
   Masco Corp.+                                          2,421           73,090
                                                                  -------------
TOTAL BUILDING PRODUCTS                                                  73,090
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 0.3%
   Textron, Inc.                                           777           59,813
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                           59,813
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,301,423
                                                                  -------------
INFORMATION TECHNOLOGY 5.5%
   IT CONSULTING & SERVICES 3.2%
   Computer Sciences Corp.*                              4,470          226,361
   Unisys Corp.*                                        36,063          210,247
   Electronic Data Systems Corp.                         8,625          207,345
   Sabre Holdings Corp.+                                 5,665          136,583
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                          780,536
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
   Sanmina-SCI Corp.*                                   49,743          211,905
   Solectron Corp.*                                     43,400          158,844
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                370,749
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.5%
   Micron Technology, Inc.*+                            10,216          135,975
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                            135,975
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Andrew Corp.*                                         7,079           75,958
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                           75,958
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,363,218
                                                                  -------------
TELECOMMUNICATION SERVICES 4.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 4.1%
   Verizon Communications, Inc.+                         7,700          231,924
   AT&T, Inc.+                                           8,170          200,083
   BellSouth Corp.+                                      6,139          166,367
   Citizens Communications Co.+                         12,970          158,623
   Qwest Communications
      International, Inc.*                              24,170          136,561
   CenturyTel, Inc.                                      3,222          106,842
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,000,400
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      1,000,400
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

ENERGY 3.2%
   OIL & GAS 3.2%
   ConocoPhillips+                                       5,282    $     307,307
   Sunoco, Inc.                                          2,930          229,653
   Marathon Oil Corp.                                    2,204          134,378
   El Paso Corp.+                                       10,180          123,789
                                                                  -------------
TOTAL OIL & GAS                                                         795,127
                                                                  -------------
TOTAL ENERGY                                                            795,127
                                                                  -------------
HEALTH CARE 1.3%
   HEALTH CARE PROVIDERS & SERVICES 1.3%
   WellPoint, Inc.*                                      2,034          162,293
   Tenet Healthcare Corp.*+                             10,041           76,914
   McKesson Corp.                                        1,463           75,476
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  314,683
                                                                  -------------
TOTAL HEALTH CARE                                                       314,683
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $23,961,649)                                                24,600,095
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 0.7%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     176,059          176,059
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $176,059)                                                      176,059
                                                                  -------------
SECURITIES LENDING COLLATERAL 16.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               3,908,252        3,908,252
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,908,252)                                                  3,908,252
                                                                  -------------
TOTAL INVESTMENTS 116.9%
   (Cost $28,045,960)                                             $  28,684,406
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.9)%                                         $  (4,137,263)
                                                                  =============
NET ASSETS - 100.0%                                               $  24,547,143

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

      REIT -- REAL ESTATE INVESTMENT TRUST.


106 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

HEALTH CARE 25.8%
   HEALTH CARE EQUIPMENT & SUPPLIES 13.2%
   BioLase Technology, Inc.+                            54,630    $     436,494
   Integra LifeSciences Holdings
      Corp.*                                             7,276          258,007
   Possis Medical, Inc.*                                24,890          247,655
   Biosite, Inc.*+                                       4,380          246,550
   ResMed, Inc.*+                                        6,380          244,418
   SurModics, Inc.*+                                     4,388          162,312
   ICU Medical, Inc.*                                    3,970          155,664
   Sybron Dental Specialties, Inc.*                      3,855          153,467
   Dionex Corp.*                                         2,889          141,792
   PolyMedica Corp.                                      3,810          127,521
   Respironics, Inc.*                                    2,829          104,871
   Immucor, Inc.*                                        4,476          104,559
   Mentor Corp.                                          2,258          104,049
   Idexx Laboratories, Inc.*                             1,412          101,636
   Greatbatch, Inc.*                                     3,880          100,919
   Cooper Cos., Inc.                                     1,960          100,548
   American Medical Systems
      Holdings, Inc.*                                    5,634          100,454
   Kensey Nash Corp.*                                    3,922           86,402
   ArthroCare Corp.*+                                    1,800           75,852
   Diagnostic Products Corp.+                            1,562           75,835
   Merit Medical Systems, Inc.*                          6,234           75,681
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                3,204,686
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 9.1%
   Odyssey HealthCare, Inc.*                            19,465          362,828
   Centene Corp.*                                       10,960          288,138
   American Healthways, Inc.*                            4,762          215,481
   Sierra Health Services, Inc.*                         2,502          200,060
   United Surgical Partners
      International, Inc.*                               5,435          174,735
   Sunrise Senior Living, Inc.*+                         5,030          169,561
   AMERIGROUP Corp.*                                     7,530          146,534
   Pharmaceutical Product
      Development, Inc.                                  2,031          125,821
   AmSurg Corp.*                                         5,149          117,706
   Cerner Corp.*+                                        1,141          103,728
   Amedisys, Inc.*+                                      2,232           94,280
   Pediatrix Medical Group, Inc.*                          939           83,167
   SFBC International, Inc.*+                            4,880           78,129
   Dendrite International, Inc.*                         3,652           52,625
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,212,793
                                                                  -------------
   PHARMACEUTICALS 3.5%
   Connetics Corp.*+                                    18,126          261,921
   CNS, Inc.                                            11,260          246,706
   Bradley Pharmaceuticals, Inc.*+                      14,800          140,600
   Noven Pharmaceuticals, Inc.*+                         7,212          109,117

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Medicis Pharmaceutical Corp. --
      Class A+                                           2,833    $      90,798
                                                                  -------------
TOTAL PHARMACEUTICALS                                                   849,142
                                                                  -------------
TOTAL HEALTH CARE                                                     6,266,621
                                                                  -------------
CONSUMER DISCRETIONARY 23.3%
   SPECIALTY RETAIL 6.8%
   Christopher & Banks Corp.                            17,095          321,044
   HOT Topic, Inc.*                                     17,860          254,505
   Hibbett Sporting Goods, Inc.*                         5,538          157,722
   Tractor Supply Co.*                                   2,842          150,455
   Select Comfort Corp.*                                 5,005          136,887
   Children's Place Retail Stores, Inc.*                 2,744          135,608
   Genesco, Inc.*                                        3,404          132,041
   Guitar Center, Inc.*                                  2,623          131,176
   Too, Inc.*                                            4,450          125,535
   Movie Gallery, Inc.+                                 19,150          107,432
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                1,652,405
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 5.8%
   Multimedia Games, Inc.*+                             31,596          292,263
   Shuffle Master, Inc.*+                               10,692          268,797
   Panera Bread Co. -- Class A*                          3,731          245,052
   Papa John's International, Inc.*                      3,096          183,624
   Sonic Corp.*                                          5,399          159,271
   P.F. Chang's China Bistro, Inc.*                      3,121          154,895
   CEC Entertainment, Inc.*                              3,505          119,310
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,423,212
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 2.7%
   SCP Pool Corp.                                        6,880          256,074
   Nautilus, Inc.+                                      12,700          236,982
   Polaris Industries, Inc.                              3,156          158,431
                                                                  -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      651,487
                                                                  -------------
   HOUSEHOLD DURABLES 2.7%
   NVR, Inc.*                                              366          256,932
   Meritage Homes Corp.*                                 3,930          247,276
   M.D.C. Holdings, Inc.                                 2,300          142,554
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                646,762
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Pre-Paid Legal Services, Inc.+                        7,172          274,042
   Vertrue, Inc.*+                                       5,234          184,917
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    458,959
                                                                  -------------
   TEXTILES & APPAREL 1.6%
   K-Swiss, Inc. -- Class A                              7,253          235,287
   Fossil, Inc.*+                                        7,645          164,444
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                399,731
                                                                  -------------
   MEDIA 1.1%
   Arbitron, Inc.                                        3,919          148,844
   Advo, Inc.                                            4,568          128,726
                                                                  -------------
TOTAL MEDIA                                                             277,570
                                                                  -------------


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   AUTOMOBILES 0.7%
   Winnebago Industries, Inc.+                           4,982    $     165,801
                                                                  -------------
TOTAL AUTOMOBILES                                                       165,801
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          5,675,927
                                                                  -------------
INFORMATION TECHNOLOGY 19.0%
   SOFTWARE 5.0%
   Factset Research Systems, Inc.                        6,450          265,482
   Internet Security Systems, Inc.*                      8,820          184,779
   Ansys, Inc.*                                          3,965          169,266
   EPIQ Systems, Inc.*                                   7,040          130,522
   Quality Systems, Inc.*                                1,700          130,492
   Manhattan Associates, Inc.*                           6,215          127,283
   Take-Two Interactive Software,
      Inc.*+                                             6,830          120,891
   Kronos, Inc./MA*                                      2,247           94,059
                                                                  -------------
TOTAL SOFTWARE                                                        1,222,774
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 4.9%
   Websense, Inc.*                                       5,630          369,553
   j2 Global Communications, Inc.*+                      8,219          351,280
   MIVA, Inc.*                                          56,307          278,720
   Digital Insight Corp.*                                3,290          105,346
   WebEx Communications, Inc.*                           3,380           73,109
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                    1,178,008
                                                                  -------------
   IT CONSULTING & SERVICES 4.5%
   Intrado, Inc.*                                       10,200          234,804
   iPayment Holdings, Inc.*                              5,260          218,395
   Talx Corp.                                            4,680          213,923
   eFunds Corp.*                                         7,720          180,957
   Mantech International Corp. --
      Class A*                                           5,060          140,971
   CACI International, Inc. -- Class A*                  1,773          101,735
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                        1,090,785
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.5%
   Scansource, Inc.*                                     4,096          223,969
   Flir Systems, Inc.*                                   8,468          189,091
   Daktronics, Inc.                                      5,163          152,670
   Mercury Computer Systems, Inc.*                       2,276           46,954
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                612,684
                                                                  -------------
   COMPUTERS & PERIPHERALS 1.8%
   Synaptics, Inc.*                                      9,087          224,630
   Komag, Inc.*                                          5,830          202,068
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                           426,698
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Comtech Telecommunications
      Corp.*+                                            2,720           83,069
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                           83,069
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          4,614,018
                                                                  -------------
INDUSTRIALS 10.1%
   COMMERCIAL SERVICES & SUPPLIES 3.4%
   Coinstar, Inc.*                                      16,610          379,206
   Portfolio Recovery Associates, Inc.*                  7,000          325,080

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Waste Connections, Inc.*+                             3,559    $     122,643
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    826,929
                                                                  -------------
   AEROSPACE & DEFENSE 3.0%
   Ceradyne, Inc.*                                       6,725          294,555
   Engineered Support Systems, Inc.                      5,984          249,174
   Curtiss-Wright Corp.                                  2,200          120,120
   Gencorp, Inc.*                                        3,184           56,516
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                               720,365
                                                                  -------------
   ROAD & RAIL 2.0%
   Landstar System, Inc.                                 4,735          197,639
   Knight Transportation, Inc.                           8,863          183,730
   Heartland Express, Inc.+                              5,630          114,233
                                                                  -------------
TOTAL ROAD & RAIL                                                       495,602
                                                                  -------------
   MACHINERY 0.8%
   EnPro Industries, Inc.*                               3,810          102,679
   ASV, Inc.*+                                           3,447           86,106
                                                                  -------------
TOTAL MACHINERY                                                         188,785
                                                                  -------------
   AIR FREIGHT & COURIERS 0.5%
   Forward Air Corp.                                     3,458          126,736
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                            126,736
                                                                  -------------
   BUILDING PRODUCTS 0.4%
   Simpson Manufacturing Co., Inc.                       2,498           90,802
                                                                  -------------
TOTAL BUILDING PRODUCTS                                                  90,802
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,449,219
                                                                  -------------
ENERGY 9.7%
   OIL & GAS 7.4%
   Frontier Oil Corp.                                    7,288          273,519
   St. Mary Land & Exploration Co.+                      6,890          253,621
   Remington Oil & Gas Corp.*                            6,780          247,470
   Stone Energy Corp.*                                   4,340          197,600
   Swift Energy Co.*                                     3,660          164,956
   World Fuel Services Corp.                             4,640          156,461
   Penn Virginia Corp.                                   2,540          145,796
   Cimarex Energy Co.*+                                  3,290          141,503
   Petroleum Development Corp.*                          3,676          122,558
   Cabot Oil & Gas Corp.                                 2,021           91,147
                                                                  -------------
TOTAL OIL & GAS                                                       1,794,631
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 2.3%
   W-H Energy Services, Inc.*                            4,160          137,613
   Unit Corp.*                                           2,324          127,890
   Cal Dive International, Inc.*                         2,866          102,861
   Hydril Co.*                                           1,564           97,906
   CARBO Ceramics, Inc.                                  1,553           87,775
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       554,045
                                                                  -------------
TOTAL ENERGY                                                          2,348,676
                                                                  -------------
FINANCIALS 7.5%
   BANKS 2.6%
   Nara Bancorp, Inc.+                                  12,704          225,877
   PrivateBancorp, Inc.                                  3,777          134,348
   UCBH Holdings, Inc.+                                  5,760          102,989


108 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Wintrust Financial Corp.                              1,870    $     102,663
   East-West Bancorp, Inc.                               1,985           72,432
                                                                  -------------
TOTAL BANKS                                                             638,309
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 2.3%
   Fremont General Corp.                                13,430          311,979
   Flagstar Bancorp, Inc.                               17,183          247,435
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        559,414
                                                                  -------------
   INSURANCE 1.4%
   Hilb Rogal & Hobbs Co.                                4,860          187,159
   Philadelphia Consolidated
      Holding Co.*                                       1,583          153,060
                                                                  -------------
TOTAL INSURANCE                                                         340,219
                                                                  -------------
   CONSUMER FINANCE 0.6%
   World Acceptance Corp.*                               5,440          155,040
                                                                  -------------
TOTAL CONSUMER FINANCE                                                  155,040
                                                                  -------------
   CAPITAL MARKETS 0.6%
   Investment Technology Group,
      Inc.*                                              4,090          144,950
                                                                  -------------
TOTAL CAPITAL MARKETS                                                   144,950
                                                                  -------------
TOTAL FINANCIALS                                                      1,837,932
                                                                  -------------
CONSUMER STAPLES 2.8%
   PERSONAL PRODUCTS 1.2%
   USANA Health Sciences, Inc.*+                         4,600          176,456
   NBTY, Inc.*                                           7,340          119,275
                                                                  -------------
TOTAL PERSONAL PRODUCTS                                                 295,731
                                                                  -------------
   BEVERAGES 1.0%
   Hansen Natural Corp.*+                                3,120          245,887
                                                                  -------------
TOTAL BEVERAGES                                                         245,887
                                                                  -------------
   FOOD PRODUCTS 0.6%
   Delta & Pine Land Co.                                 3,407           78,395
   Peet's Coffee & Tea, Inc.*                            1,890           57,362
                                                                  -------------
TOTAL FOOD PRODUCTS                                                     135,757
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  677,375
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

MATERIALS 1.3%
   CONSTRUCTION MATERIALS 1.3%
   Headwaters, Inc.*+                                    8,981    $     318,287
                                                                  -------------
TOTAL CONSTRUCTION MATERIALS                                            318,287
                                                                  -------------
TOTAL MATERIALS                                                         318,287
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $22,746,439)                                                24,188,055
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 0.0%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $      10,842           10,842
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $10,842)                                                        10,842
                                                                  -------------
SECURITIES LENDING COLLATERAL 10.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               2,637,451        2,637,451
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,637,451)                                                  2,637,451
                                                                  -------------
TOTAL INVESTMENTS 110.4%
   (Cost $25,394,732)                                             $  26,836,348
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (10.4)%                                         $  (2,528,039)
                                                                  =============
NET ASSETS - 100.0%                                               $  24,308,309

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 28.9%
   SPECIALTY RETAIL 14.4%
   Chico's FAS, Inc.*+                                  29,299    $   1,287,105
   Aeropostale, Inc.*+                                  42,247        1,111,096
   Abercrombie & Fitch Co. --
      Class A+                                          12,627          823,028
   GameStop Corp. -- Class A*+                          23,600          750,952
   Ross Stores, Inc.                                    22,900          661,810
   Advance Auto Parts, Inc.*+                           14,050          610,613
   Pacific Sunwear of California, Inc.*+                23,876          594,990
   Petsmart, Inc.+                                      20,543          527,133
   Williams-Sonoma, Inc.*+                              11,617          501,274
   American Eagle Outfitters, Inc.+                     17,503          402,219
   Urban Outfitters, Inc.*                              14,490          366,742
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                7,636,962
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 5.4%
   ITT Educational Services, Inc.*                      14,278          843,973
   Corinthian Colleges, Inc.*                           66,262          780,566
   Career Education Corp.*+                             19,902          671,095
   Education Management Corp.*                          16,398          549,497
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,845,131
                                                                  -------------
   HOUSEHOLD DURABLES 4.0%
   Hovnanian Enterprises, Inc. --
      Class A*                                          14,245          707,122
   Ryland Group, Inc.+                                   9,325          672,612
   Toll Brothers, Inc.*+                                11,955          414,121
   Harman International Industries,
      Inc.                                               3,422          334,843
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                              2,128,698
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 2.6%
   GTECH Holdings Corp.                                 15,502          492,034
   Cheesecake Factory, Inc.*                            12,919          483,041
   Applebee's International, Inc.                       17,555          396,567
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,371,642
                                                                  -------------

   TEXTILES & APPAREL 1.1%

   Timberland Co. -- Class A*                           17,840          580,692
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                580,692
                                                                  -------------

   AUTOMOBILES 0.8%

   Thor Industries, Inc.+                               11,130          445,979
                                                                  -------------
TOTAL AUTOMOBILES                                                       445,979
                                                                  -------------
   MEDIA 0.6%
   Catalina Marketing Corp.+                            11,632          294,871
                                                                  -------------
TOTAL MEDIA                                                             294,871
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         15,303,975
                                                                  -------------
INFORMATION TECHNOLOGY 19.8%
   IT CONSULTING & SERVICES 7.2%
   Cognizant Technology Solutions
      Corp.*                                            20,077        1,010,877
   Anteon International Corp.*                          11,288          613,503
   Certegy, Inc.                                        14,544          589,905

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   CSG Systems International, Inc.*+                    21,190    $     472,961
   DST Systems, Inc.*                                    7,350          440,338
   BISYS Group, Inc.*                                   28,820          403,768
   Alliance Data Systems Corp.*+                         8,258          293,985
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                        3,825,337
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.6%
   Cree, Inc.*+                                         29,699          749,603
   Silicon Laboratories, Inc.*+                         17,885          655,664
   Cabot Microelectronics Corp.*+                       16,610          487,171
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                          1,892,438
                                                                  -------------
   COMPUTERS & PERIPHERALS 3.0%

   Western Digital Corp.*                               50,590          941,480
   Sandisk Corp.*+                                      10,090          633,854
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                         1,575,334
                                                                  -------------
   SOFTWARE 2.3%
   Macrovision Corp.*                                   19,640          328,577
   Jack Henry & Associates, Inc.                        16,579          316,327
   McAfee, Inc.*                                         7,950          215,683
   Fair Isaac Corp.                                      4,210          185,956
   Activision, Inc.*+                                   13,390          183,979
                                                                  -------------
TOTAL SOFTWARE                                                        1,230,522
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
   CDW Corp.                                             8,643          497,578
   Amphenol Corp. -- Class A                             9,047          400,420
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                897,998
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 1.6%
   Plantronics, Inc.                                    16,763          474,393
   F5 Networks, Inc.*+                                   6,877          393,295
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                          867,688
                                                                  -------------
   OFFICE ELECTRONICS 0.4%
   Zebra Technologies Corp. --
      Class A*                                           4,674          200,281
                                                                  -------------
TOTAL OFFICE ELECTRONICS                                                200,281
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         10,489,598
                                                                  -------------
HEALTH CARE 19.1%
   PHARMACEUTICALS 6.7%
   Par Pharmaceutical Cos., Inc.*+                      37,060        1,161,460
   Sepracor, Inc.*+                                     17,996          928,594
   IVAX Corp.*                                          24,206          758,374
   Barr Pharmaceuticals, Inc.*                          10,992          684,692
                                                                  -------------
TOTAL PHARMACEUTICALS                                                 3,533,120
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 5.4%
   Cytyc Corp.*+                                        32,647          921,625
   Gen-Probe, Inc.*                                     10,520          513,271
   DENTSPLY International, Inc.                          7,793          418,406
   Intuitive Surgical, Inc.*+                            3,470          406,927
   Beckman Coulter, Inc.                                 6,103          347,260
   Inamed Corp.*                                         3,216          281,979
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,889,468
                                                                  -------------


110 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   HEALTH CARE PROVIDERS & SERVICES 4.0%
   Lincare Holdings, Inc.*                              13,468    $     564,444
   Apria Healthcare Group, Inc.*                        21,790          525,357
   Renal Care Group, Inc.*                               8,250          390,307
   Community Health Systems, Inc.*+                      8,840          338,926
   LifePoint Hospitals, Inc.*+                           8,225          308,437
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,127,471
                                                                  -------------
   BIOTECHNOLOGY 3.0%
   Cephalon, Inc.*+                                     13,444          870,365
   Techne Corp.*                                         5,990          336,339
   Invitrogen Corp.*                                     3,260          217,246
   Martek Biosciences Corp.*+                            6,000          147,660
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                   1,571,610
                                                                  -------------
TOTAL HEALTH CARE                                                    10,121,669
                                                                  -------------
INDUSTRIALS 14.1%
   COMMERCIAL SERVICES & SUPPLIES 4.5%
   Corporate Executive Board Co.                        11,120          997,464
   Stericycle, Inc.*+                                    8,380          493,414
   Copart, Inc.*+                                       18,998          438,094
   Rollins, Inc.                                        14,514          286,071
   ChoicePoint, Inc.*                                    4,169          185,562
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,400,605
                                                                  -------------
   AIRLINES 3.8%
   JetBlue Airways Corp.*+                              65,119        1,001,523
   AirTran Holdings, Inc.+                              61,550          986,646
                                                                  -------------
TOTAL AIRLINES                                                        1,988,169
                                                                  -------------
   AIR FREIGHT & COURIERS 1.8%
   Expeditors International
      Washington, Inc.+                                  8,436          569,514
   CH Robinson Worldwide, Inc.                          10,788          399,480
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                            968,994
                                                                  -------------
   MACHINERY 1.4%
   Graco, Inc.+                                         12,832          468,111
   Donaldson Co., Inc.+                                  8,222          261,460
                                                                  -------------
TOTAL MACHINERY                                                         729,571
                                                                  -------------
   AEROSPACE & DEFENSE 1.3%
   Alliant Techsystems, Inc.*+                           9,087          692,157
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                               692,157
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.7%
   Fastenal Co.+                                         9,492          371,992
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  371,992
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.6%
   Jacobs Engineering Group, Inc.*                       4,615          313,220
                                                                  -------------
TOTAL CONSTRUCTION & ENGINEERING                                        313,220
                                                                  -------------
TOTAL INDUSTRIALS                                                     7,464,708
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

ENERGY 8.8%
   OIL & GAS 7.7%
   Pogo Producing Co.+                                  15,020    $     748,146
   Newfield Exploration Co.*                            14,640          733,025
   Denbury Resources, Inc.*                             28,770          655,381
   Western Gas Resources, Inc.                          12,560          591,450
   Southwestern Energy Co.*                             10,500          377,370
   Plains Exploration & Production
      Co.*+                                              9,250          367,502
   Pioneer Natural Resources Co.                         6,950          356,327
   Noble Energy, Inc.                                    6,020          242,606
                                                                  -------------
TOTAL OIL & GAS                                                       4,071,807
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Patterson-UTI Energy, Inc.                           10,094          332,597
   Grant Prideco, Inc.*+                                 6,504          286,957
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       619,554
                                                                  -------------
TOTAL ENERGY                                                          4,691,361
                                                                  -------------
FINANCIALS 8.1%
   CAPITAL MARKETS 4.9%
   Eaton Vance Corp.                                    23,724          649,089
   Investors Financial Services Corp.+                  16,553          609,647
   SEI Investments Co.                                  15,937          589,669
   Waddell & Reed Financial, Inc.
      -- Class A                                        24,911          522,384
   Legg Mason, Inc.                                      1,695          202,874
                                                                  -------------
TOTAL CAPITAL MARKETS                                                 2,573,663
                                                                  -------------
   INSURANCE 1.7%
   Brown & Brown, Inc.                                  30,054          917,849
                                                                  -------------
TOTAL INSURANCE                                                         917,849
                                                                  -------------
   BANKS 0.8%
   Commerce Bancorp, Inc./NJ+                           11,660          401,220
                                                                  -------------
TOTAL BANKS                                                             401,220
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 0.7%
   Radian Group, Inc.+                                   6,730          394,311
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        394,311
                                                                  -------------
TOTAL FINANCIALS                                                      4,287,043
                                                                  -------------
CONSUMER STAPLES 0.8%
   HOUSEHOLD PRODUCTS 0.8%
   Energizer Holdings, Inc.*                             5,127          255,273
   Church & Dwight Co., Inc.                             5,479          180,972
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                                436,245
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  436,245
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $51,158,490)                                                52,794,599
                                                                  -------------


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     259,976    $     259,976
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $259,976)                                                      259,976
                                                                  -------------
SECURITIES LENDING COLLATERAL 14.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               7,752,932        7,752,932
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,752,932)                                                  7,752,932
                                                                  -------------
TOTAL INVESTMENTS 114.7%
   (Cost $59,171,398)                                             $  60,807,507
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.7)%                                         $  (7,772,649)
                                                                  =============
NET ASSETS - 100.0%                                               $  53,034,858

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


112 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 100.0%

CONSUMER DISCRETIONARY 29.2%
   SPECIALTY RETAIL 6.5%
   AutoZone, Inc.*+                                      3,204    $     293,967
   TJX Cos., Inc.                                       11,444          265,844
   Bed Bath & Beyond, Inc.*                              6,332          228,902
   Best Buy Co., Inc.+                                   4,171          181,355
   Lowe's Cos., Inc.                                     2,410          160,651
   Home Depot, Inc.+                                     3,332          134,879
   RadioShack Corp.                                      5,499          115,644
   Tiffany & Co.                                         2,070           79,260
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                1,460,502
                                                                  -------------

   HOUSEHOLD DURABLES 5.3%
   Black & Decker Corp.                                  3,270          284,359
   Lennar Corp. -- Class A                               4,390          267,878
   D.R. Horton, Inc.+                                    6,860          245,108
   Centex Corp.                                          3,080          220,189
   Fortune Brands, Inc.                                  2,235          174,375
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                              1,191,909
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 4.6%
   International Game
      Technology, Inc.+                                 12,217          376,039
   Starbucks Corp.*                                      7,264          217,993
   Darden Restaurants, Inc.+                             3,710          144,245
   Yum! Brands, Inc.                                     2,582          121,044
   Wendy's International, Inc.                           1,750           96,705
   Starwood Hotels & Resorts
      Worldwide, Inc.+                                   1,150           73,439
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,029,465
                                                                  -------------
   INTERNET & CATALOG RETAIL 2.9%
   Amazon.com, Inc.*+                                    7,580          357,397
   eBay, Inc.*+                                          7,046          304,739
                                                                  -------------
TOTAL INTERNET & CATALOG RETAIL                                         662,136
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 2.3%
   Apollo Group, Inc. -- Class A*+                       4,674          282,590
   H&R Block, Inc.                                       9,453          232,071
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    514,661
                                                                  -------------
   MEDIA 2.1%
   Clear Channel Communications,
   Inc.                                                  4,500          141,525
   Omnicom Group, Inc.                                   1,626          138,421
   Dow Jones & Co., Inc.                                 3,211          113,959
   Univision Communications, Inc. --
      Class A*                                           2,680           78,765
                                                                  -------------
TOTAL MEDIA                                                             472,670
                                                                  -------------
   TEXTILES & APPAREL 2.1%
   Coach, Inc.*                                          8,586          286,257
   Liz Claiborne, Inc.                                   2,980          106,744
   Nike, Inc. -- Class B                                   821           71,254
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                464,255
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   MULTILINE RETAIL 1.5%
   Kohl's Corp.*                                         3,500    $     170,100
   Sears Holdings Corp.*+                                  730           84,337
   Target Corp.                                          1,379           75,804
                                                                  -------------
TOTAL MULTILINE RETAIL                                                  330,241
                                                                  -------------
   AUTOMOBILES 1.0%
   Harley-Davidson, Inc.+                                4,436          228,410
                                                                  -------------
TOTAL AUTOMOBILES                                                       228,410
                                                                  -------------
   AUTO COMPONENTS 0.9%
   Goodyear Tire & Rubber Co.*+                         12,374          215,060
                                                                  -------------
TOTAL AUTO COMPONENTS                                                   215,060
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          6,569,309
                                                                  -------------

HEALTH CARE 26.2%
   HEALTH CARE PROVIDERS & SERVICES 11.0%
   Express Scripts, Inc.*                                3,742          313,580
   UnitedHealth Group, Inc.                              4,685          291,126
   AmerisourceBergen Corp.                               6,160          255,024
   Coventry Health Care, Inc.*                           4,350          247,776
   Caremark Rx, Inc.*                                    3,810          197,320
   Humana, Inc.*                                         3,600          195,588
   Manor Care, Inc.+                                     4,850          192,884
   Cardinal Health, Inc.                                 2,330          160,187
   IMS Health, Inc.                                      6,380          158,990
   Quest Diagnostics, Inc.                               2,915          150,064
   Patterson Cos., Inc.*+                                4,070          135,938
   Health Management Associates,
      Inc. -- Class A                                    6,120          134,395
   Laboratory Corporation of
      America Holdings*                                  1,040           56,004
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,488,876
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 8.8%
   Fisher Scientific International, Inc.*+               4,270          264,142
   Zimmer Holdings, Inc.*                                3,738          252,091
   Hospira, Inc.*                                        5,410          231,440
   Stryker Corp.                                         5,037          223,794
   Guidant Corp.                                         2,679          173,465
   Biomet, Inc.+                                         4,138          151,327
   St. Jude Medical, Inc.*                               2,976          149,395
   Waters Corp.*                                         3,914          147,949
   Medtronic, Inc.                                       2,326          133,908
   Boston Scientific Corp.*+                             4,628          113,340
   Millipore Corp.*+                                     1,057           69,804
   Becton, Dickinson & Co.                               1,125           67,590
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,978,245
                                                                  -------------
   PHARMACEUTICALS 4.8%
   Forest Laboratories, Inc.*+                           7,151          290,903
   King Pharmaceuticals, Inc.*                          10,750          181,890
   Mylan Laboratories, Inc.                              6,010          119,960
   Schering-Plough Corp.                                 5,573          116,197
   Pfizer, Inc.                                          4,120           96,078
   Johnson & Johnson, Inc.                               1,412           84,861


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Wyeth                                                 1,468    $      67,631
   Watson Pharmaceuticals, Inc.*                         2,020           65,670
   Eli Lilly & Co.                                       1,154           65,305
                                                                  -------------
TOTAL PHARMACEUTICALS                                                 1,088,495
                                                                  -------------
   BIOTECHNOLOGY 1.6%
   Gilead Sciences, Inc.*+                               2,104          110,733
   Chiron Corp.*                                         2,030           90,254
   Amgen, Inc.*+                                           993           78,308
   Medimmune, Inc.*                                      2,227           77,990
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                     357,285
                                                                  -------------
TOTAL HEALTH CARE                                                     5,912,901
                                                                  -------------
INFORMATION TECHNOLOGY 13.5%
   SOFTWARE 4.5%
   Adobe Systems, Inc.                                   6,439          237,985
   Citrix Systems, Inc.*                                 4,958          142,691
   Electronic Arts, Inc.*+                               2,653          138,778
   Oracle Corp.*                                        10,818          132,088
   Mercury Interactive Corp.*                            4,339          120,581
   Symantec Corp.*                                       5,491           96,093
   Microsoft Corp.                                       3,106           81,222
   Intuit, Inc.*+                                        1,318           70,249
                                                                  -------------
TOTAL SOFTWARE                                                        1,019,687
                                                                  -------------
   COMPUTERS & PERIPHERALS 3.3%
   Dell, Inc.*                                           6,897          206,841
   QLogic Corp.*                                         5,410          175,879
   Lexmark International, Inc.*+                         3,133          140,453
   Network Appliance, Inc.*+                             5,151          139,077
   International Business
      Machines Corp.+                                      965           79,323
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                           741,573
                                                                  -------------
   IT CONSULTING & SERVICES 2.1%
   First Data Corp.                                      4,171          179,395
   Affiliated Computer Services,
      Inc. -- Class A*                                   2,670          158,010
   Fiserv, Inc.*                                         3,080          133,272
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                          470,677
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.0%
   Nvidia Corp.*                                         9,040          330,503
   Maxim Integrated Products, Inc.+                      2,043           74,038
   Broadcom Corp. -- Class A*                            1,020           48,093
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                            452,634
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 1.1%
   Yahoo!, Inc.*+                                        6,180          242,132
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                      242,132
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Jabil Circuit, Inc.*                                  2,050           76,034
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 76,034
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT 0.2%
   Cisco Systems, Inc.*                                  2,780    $      47,594
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                           47,594
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          3,050,331
                                                                  -------------
FINANCIALS 8.9%
   THRIFTS & MORTGAGE FINANCE 3.3%
   Countrywide Financial Corp.+                          7,510          256,767
   Freddie Mac                                           3,700          241,795
   MGIC Investment Corp.+                                2,260          148,753
   Golden West Financial Corp.                           1,510           99,660
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        746,975
                                                                  -------------
   CONSUMER FINANCE 2.5%
   Capital One Financial Corp.                           3,100          267,840
   SLM Corp.+                                            4,192          230,937
   American Express Co.                                  1,047           53,879
                                                                  -------------
TOTAL CONSUMER FINANCE                                                  552,656
                                                                  -------------
   INSURANCE 1.6%
   Progressive Corp.+                                    1,880          219,546
   Ambac Financial Group, Inc.+                          1,810          139,479
                                                                  -------------
TOTAL INSURANCE                                                         359,025
                                                                  -------------
   CAPITAL MARKETS 1.5%
   Federated Investors, Inc. --
      Class B                                            6,559          242,945
   Janus Capital Group, Inc.                             5,290           98,553
                                                                  -------------
TOTAL CAPITAL MARKETS                                                   341,498
                                                                  -------------
TOTAL FINANCIALS                                                      2,000,154
                                                                  -------------
ENERGY 8.4%
   OIL & GAS 7.6%
   XTO Energy, Inc.                                      8,804          386,848
   Devon Energy Corp.                                    4,730          295,814
   Apache Corp.                                          3,190          218,579
   Anadarko Petroleum Corp.                              2,290          216,977
   Burlington Resources, Inc.+                           2,460          212,052
   Valero Energy Corp.                                   3,780          195,048
   EOG Resources, Inc.                                   2,523          185,113
                                                                  -------------
TOTAL OIL & GAS                                                       1,710,431
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 0.8%
   BJ Services Co.                                       3,097          113,567
   Nabors Industries Ltd.*+                                740           56,055
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       169,622
                                                                  -------------
TOTAL ENERGY                                                          1,880,053
                                                                  -------------
CONSUMER STAPLES 8.3%
   FOOD PRODUCTS 2.6%
   General Mills, Inc.                                   3,895          192,101
   Campbell Soup Co.                                     4,529          134,828
   Kellogg Co.                                           2,552          110,298
   McCormick & Co., Inc.                                 2,817           87,102
   WM Wrigley Jr Co.+                                    1,067           70,945
                                                                  -------------
TOTAL FOOD PRODUCTS                                                     595,274
                                                                  -------------


114 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   FOOD & DRUG RETAILING 2.1%
   Sysco Corp.+                                          4,152    $     128,920
   Wal-Mart Stores, Inc.                                 2,623          122,756
   Walgreen Co.                                          2,666          117,997
   Whole Foods Market, Inc.                              1,320          102,155
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                             471,828
                                                                  -------------
   HOUSEHOLD PRODUCTS 1.9%
   Colgate-Palmolive Co.                                 3,088          169,377
   Clorox Co.+                                           2,961          168,451
   Procter & Gamble Co.                                  1,385           80,164
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                                417,992
                                                                  -------------
   BEVERAGES 1.1%
   Anheuser-Busch Cos., Inc.+                            4,234          181,892
   PepsiCo, Inc.                                         1,136           67,115
                                                                  -------------
TOTAL BEVERAGES                                                         249,007
                                                                  -------------
   TOBACCO 0.6%
   UST, Inc.+                                            3,249          132,657
                                                                  -------------
TOTAL TOBACCO                                                           132,657
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,866,758
                                                                  -------------
INDUSTRIALS 3.5%
   COMMERCIAL SERVICES & SUPPLIES 1.5%
   Cendant Corp.                                        12,060          208,035
   Equifax, Inc.                                         1,876           71,325
   Cintas Corp.                                          1,600           65,888
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    345,248
                                                                  -------------
   AEROSPACE & DEFENSE 1.2%
   L-3 Communications
      Holdings, Inc.+                                    1,890          140,521
   General Dynamics Corp.                                1,050          119,753
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                               260,274
                                                                  -------------
   MACHINERY 0.8%
   ITT Industries, Inc.+                                 1,030          105,905
   Danaher Corp.+                                        1,486           82,889
                                                                  -------------
TOTAL MACHINERY                                                         188,794
                                                                  -------------
TOTAL INDUSTRIALS                                                       794,316
                                                                  -------------
MATERIALS 2.0%
   CHEMICALS 1.0%
   Ecolab, Inc.                                          3,761          136,411
   Sigma-Aldrich Corp.                                   1,440           91,138
                                                                  -------------
TOTAL CHEMICALS                                                         227,549
                                                                  -------------
   CONTAINERS & PACKAGING 1.0%
   Ball Corp.                                            5,694          226,166
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                            226,166
                                                                  -------------
TOTAL MATERIALS                                                         453,715
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $22,172,899)                                                22,527,537
                                                                  -------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     120,445    $     120,445
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $120,445)                                                      120,445
                                                                  -------------
SECURITIES LENDING COLLATERAL 11.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               2,584,493        2,584,493
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,584,493)                                                  2,584,493
                                                                  -------------
TOTAL INVESTMENTS 112.0%
   (Cost $24,877,837)                                             $  25,232,475
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.0)%                                         $  (2,694,493)
                                                                  =============
NET ASSETS - 100.0%                                               $  22,537,982

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   STRENGTHENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 84.0%
Fannie Mae*
   3.75% due 01/05/06                            $     200,000    $     199,958
   4.07% due 01/30/06                                   10,000            9,970
Farmer Mac*
   4.13% due 01/09/06                                   15,000           14,990
Federal Farm Credit Bank*
   3.50% due 01/05/06                                   15,000           14,997
Federal Home Loan Bank*
   3.75% due 01/04/06                                  400,000          399,958
Freddie Mac*
   3.75% due 01/03/06                                  400,000          400,000
   4.07% due 01/30/06                                   10,000            9,969
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,049,842)                                                  1,049,842
                                                                  -------------
REPURCHASE AGREEMENTS 35.0%
Repurchase Agreement (Note 5)
   3.45% due 01/03/06+                                 249,983          249,983
   3.40% due 01/03/06                                   45,789           45,789
   3.39% due 01/03/06                                   47,132           47,132
   3.30% due 01/03/06                                   47,132           47,132
   2.90% due 01/03/06                                   47,132           47,132
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $437,168)                                                      437,168
                                                                  -------------
TOTAL INVESTMENTS 119.0%
   (Cost $1,487,010)                                              $   1,487,010
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (19.0)%                                         $    (237,342)
                                                                  =============
NET ASSETS - 100.0%                                               $   1,249,668

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           GAIN
                                                         UNITS         (NOTE 1)
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
February 2006 U.S. Dollar Index
   Swap, Maturing 02/28/06**
   (Notional Market Value
   $2,501,569)                                          27,499    $       8,044
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


116 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   WEAKENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 63.3%
Fannie Mae*
   3.75% due 01/05/06                            $     500,000    $     499,896
   4.07% due 01/30/06                                   50,000           49,847
Farmer Mac*
   4.13% due 01/09/06                                   35,000           34,976
Federal Farm Credit Bank*
   3.50% due 01/05/06                                   35,000           34,993
Federal Home Loan Bank*
   3.75% due 01/04/06                                  600,000          599,938
Freddie Mac*
   3.75% due 01/03/06                                  600,000          600,000
   4.07% due 01/30/06                                   50,000           49,847
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,869,497)                                                  1,869,497
                                                                  -------------

REPURCHASE AGREEMENTS 30.3%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                                  219,426          219,426
   3.39% due 01/03/06                                  225,861          225,861
   3.30% due 01/03/06                                  225,861          225,861
   2.90% due 01/03/06                                  225,861          225,861
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $897,009)                                                      897,009
                                                                  -------------
TOTAL INVESTMENTS 93.6%
   (Cost $2,766,506)                                              $   2,766,506
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 6.4%                                          $     187,849
                                                                  =============
NET ASSETS - 100.0%                                               $   2,954,355

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2006 U.S. Dollar Index
   Futures Contracts
   (Aggregate Market Value
   of Contracts $90,960)                                     1    $          36
                                                                  =============

                                                         UNITS
                                                 -------------
CURRENCY INDEX SWAP AGREEMENT
SOLD SHORT
February 2006 U.S. Dollar Index
   Swap, Maturing 02/28/06**
   (Notional Market Value
   $5,777,364)                                          63,508    $      (9,415)
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 97.9%

FINANCIALS 20.8%
   INSURANCE 10.1%
   American International Group, Inc.                      170    $      11,599
   Prudential Financial, Inc.                              120            8,783
   Principal Financial Group, Inc.                         170            8,063
   Hartford Financial Services
      Group, Inc.                                           90            7,730
   Aon Corp.                                               212            7,621
   Lincoln National Corp.                                  140            7,424
   AFLAC, Inc.                                             150            6,963
   Genworth Financial, Inc. -- Class A                     201            6,951
   Chubb Corp.                                              70            6,835
   St. Paul Travelers Cos., Inc.                           152            6,790
   SAFECO Corp.                                            120            6,780
   UnumProvident Corp.                                     292            6,643
   MetLife, Inc.                                           132            6,468
   W.R. Berkley Corp.                                      130            6,191
   Assurant, Inc.                                          140            6,089
   Conseco, Inc.*                                          261            6,047
   Ohio Casualty Corp.                                     211            5,975
   Selective Insurance Group, Inc.                         110            5,841
   ProAssurance Corp.*                                     120            5,837
   Old Republic International Corp.                        222            5,830
   Loews Corp.                                              61            5,786
   Phoenix Cos., Inc.                                      422            5,756
   Nationwide Financial Services, Inc.                     130            5,720
   Argonaut Group, Inc.*                                   172            5,636
   Zenith National Insurance Corp.                         121            5,581
   American Financial Group, Inc./OH                       141            5,402
   HCC Insurance Holdings, Inc.                            181            5,372
   Protective Life Corp.                                   121            5,296
   Horace Mann Educators Corp.                             271            5,138
   AmerUs Group Co.                                         90            5,100
   American Physicians Capital, Inc.*                      111            5,083
   LandAmerica Financial Group, Inc.                        81            5,054
   UICI                                                    142            5,042
   Unitrin, Inc.                                           111            5,001
   Stancorp Financial Group, Inc.                          100            4,995
   Philadelphia Consolidated
      Holding Co.*                                          51            4,931
   Donegal Group, Inc. -- Class A                          212            4,927
   Safety Insurance Group, Inc.                            121            4,885
   First Acceptance Corp.*                                 473            4,867
   American National Insurance Co.                          41            4,797
   Mercury General Corp.                                    80            4,658
   CNA Financial Corp.*                                    142            4,648
   FPIC Insurance Group, Inc.*                             130            4,511
   United Fire & Casualty Co.                              111            4,488
   Great American Financial
      Resources, Inc.                                      223            4,424
   National Western Life Insurance
      Co. -- Class A*                                       20            4,138
   RLI Corp.                                                80            3,990

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   CNA Surety Corp.*                                       150    $       2,185
   The Midland Co.                                          50            1,802
   Fidelity National Title Group, Inc. --
      Class A                                               71            1,729
   Universal American Financial Corp.*                     101            1,523
   Kansas City Life Insurance Co.                           30            1,502
   EMC Insurance Group, Inc.                                60            1,196
   Harleysville Group, Inc.                                 40            1,060
   Crawford & Co. -- Class B                               160              922
   First American Corp.                                     20              906
   James River Group, Inc.*                                 30              595
                                                                  -------------
TOTAL INSURANCE                                                         289,106
                                                                  -------------
   BANKS 2.7%
   Bank of America Corp.                                   523           24,136
   Wachovia Corp.                                          251           13,268
   SunTrust Banks, Inc.                                    101            7,349
   BB&T Corp.                                              170            7,125
   M&T Bank Corp.                                           61            6,652
   Wells Fargo & Co.                                       101            6,346
   Gold Banc Corp., Inc.                                   292            5,320
   First Citizens BancShares, Inc. --
      Class A                                               30            5,233
   Westcorp                                                 30            1,998
   U.S. Bancorp                                             31              926
                                                                  -------------
TOTAL BANKS                                                              78,353
                                                                  -------------
   CAPITAL MARKETS 2.2%
   Merrill Lynch & Co., Inc.                               171           11,582
   Lehman Brothers Holdings, Inc.                           60            7,690
   E*Trade Financial Corp.*                                341            7,113
   Charles Schwab Corp.                                    413            6,059
   Blackrock, Inc.                                          50            5,424
   Calamos Asset Management, Inc. --
      Class A                                              172            5,409
   LaBranche & Co., Inc.*                                  463            4,681
   Capital Southwest Corp.                                  51            4,616
   American Capital Strategies, Ltd.                       100            3,621
   Apollo Investment Corp.                                 121            2,170
   Morgan Stanley                                           30            1,702
   Goldman Sachs Group, Inc.                                10            1,277
                                                                  -------------
TOTAL CAPITAL MARKETS                                                    61,344
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.6%
   Washington Mutual, Inc.                                 212            9,222
   Radian Group, Inc.                                      110            6,445
   PMI Group, Inc.                                         140            5,750
   Downey Financial Corp.                                   80            5,471
   Corus Bankshares, Inc.                                   91            5,121
   ITLA Capital Corp.*                                      90            4,396
   MGIC Investment Corp.                                    50            3,291
   Doral Financial Corp.                                   292            3,095
   Federal Agricultural Mortgage Corp.                      20              599
   Fannie Mae                                               10              488
   R&G Financial Corp. -- Class B                           31              409
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                         44,287
                                                                  -------------


118 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   DIVERSIFIED FINANCIALS 1.5%
   Citigroup, Inc.                                         633    $      30,720
   J.P. Morgan Chase & Co.                                 312           12,383
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS                                             43,103
                                                                  -------------
   REAL ESTATE 1.5%
   Highwoods Properties, Inc.                              200            5,690
   Criimi MAE, Inc.*                                       252            4,990
   CBL & Associates Properties, Inc.                       120            4,741
   LTC Properties, Inc.                                    223            4,690
   Winston Hotels, Inc.                                    463            4,584
   Fieldstone Investment Corp.                             381            4,519
   One Liberty Properties, Inc.                            240            4,418
   AvalonBay Communities, Inc.                              40            3,570
   Vornado Realty Trust                                     30            2,504
   MFA Mortgage Investments, Inc.                          243            1,385
   BioMed Realty Trust, Inc.                                40              976
   CB Richard Ellis Group, Inc. --
      Class A*                                              10              588
                                                                  -------------
TOTAL REAL ESTATE                                                        42,655
                                                                  -------------
   CONSUMER FINANCE 1.2%
   Capital One Financial Corp.                              90            7,776
   AmeriCredit Corp.*                                      231            5,921
   United PanAm Financial Corp.*                           213            5,510
   Nelnet, Inc. -- Class A*                                121            4,922
   Asta Funding, Inc.                                      160            4,374
   Cash America International, Inc.                        161            3,734
   WFS Financial, Inc.*                                     20            1,523
   American Express Co.                                     21            1,081
                                                                  -------------
TOTAL CONSUMER FINANCE                                                   34,841
                                                                  -------------
TOTAL FINANCIALS                                                        593,689
                                                                  -------------
INFORMATION TECHNOLOGY 16.3%
   COMPUTERS & PERIPHERALS 3.5%
   Hewlett-Packard Co.                                     462           13,227
   Apple Computer, Inc.*                                   150           10,784
   International Business Machines Corp.                   120            9,864
   EMC Corp./MA*                                           583            7,940
   NCR Corp.*                                              192            6,516
   Imation Corp.                                           132            6,081
   Intergraph Corp.*                                       120            5,977
   Emulex Corp.*                                           292            5,779
   Komag, Inc.*                                            161            5,580
   QLogic Corp.*                                           170            5,527
   Advanced Digital Information Corp.*                     504            4,934
   Sandisk Corp.*                                           70            4,397
   Brocade Communications Systems,
      Inc.*                                              1,055            4,294
   Western Digital Corp.*                                  192            3,573
   Dell, Inc.*                                             100            2,999
   Synaptics, Inc.*                                         91            2,250
   Palm, Inc.*                                              41            1,304
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                           101,026
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.5%
   Intel Corp.                                             814    $      20,317
   Texas Instruments, Inc.                                 321           10,294
   Freescale Semiconductor, Inc. --
      Class B*                                             282            7,098
   National Semiconductor Corp.                            272            7,067
   Lam Research Corp.*                                     161            5,745
   Silicon Image, Inc.*                                    543            4,914
   Novellus Systems, Inc.*                                 202            4,872
   IXYS Corp.*                                             413            4,828
   Cirrus Logic, Inc.*                                     693            4,629
   Genesis Microchip, Inc.*                                242            4,378
   Diodes, Inc.*                                           132            4,099
   LSI Logic Corp.*                                        493            3,944
   Photronics, Inc.*                                       253            3,810
   Skyworks Solutions, Inc.*                               713            3,629
   OmniVision Technologies, Inc.*                          180            3,593
   Nvidia Corp.*                                            80            2,925
   Sigmatel, Inc.*                                         140            1,834
   Applied Materials, Inc.                                  50              897
   MEMC Electronic Materials, Inc.*                         10              222
                                                                  -------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                               99,095
                                                                  -------------
   SOFTWARE 3.0%
   Microsoft Corp.                                         794           20,763
   Micromuse, Inc.*                                        663            6,557
   Computer Associates International,
      Inc.                                                 212            5,976
   Macrovision Corp.*                                      352            5,889
   MicroStrategy, Inc. -- Class A*                          70            5,792
   Compuware Corp.*                                        633            5,678
   Serena Software, Inc.*                                  223            5,227
   Lawson Software, Inc.*                                  673            4,946
   Pegasystems, Inc.*                                      673            4,920
   Fair Isaac Corp.                                        111            4,903
   Sybase, Inc.*                                           223            4,875
   Internet Security Systems, Inc.*                        210            4,399
   Secure Computing Corp.*                                 170            2,084
   RSA Security, Inc.*                                     101            1,134
   MRO Software, Inc.*                                      80            1,123
   TIBCO Software, Inc.*                                   131              979
   Oracle Corp.*                                            41              501
                                                                  -------------
TOTAL SOFTWARE                                                           85,746
                                                                  -------------
   IT CONSULTING & SERVICES 2.4%
   First Data Corp.                                        190            8,172
   Affiliated Computer Services, Inc. --
      Class A*                                             120            7,102
   Fiserv, Inc.*                                           150            6,490
   Ceridian Corp.*                                         251            6,237
   MPS Group, Inc.*                                        453            6,193
   Sabre Holdings Corp.                                    251            6,052
   CACI International, Inc. -- Class A*                    100            5,738
   BISYS Group, Inc.*                                      341            4,777


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Forrester Research, Inc.*                               232    $       4,350
   Automatic Data Processing, Inc.                          80            3,671
   Sykes Enterprises, Inc.*                                222            2,968
   infoUSA, Inc. -- Class B                                271            2,962
   Global Payments, Inc.                                    41            1,911
   Covansys Corp.*                                          70              953
   Infocrossing, Inc.*                                     110              947
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                           68,523
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 1.9%
   Motorola, Inc.                                          452           10,211
   Cisco Systems, Inc.*                                    444            7,601
   Belden CDT, Inc.                                        242            5,912
   Ixia*                                                   391            5,779
   Juniper Networks, Inc.*                                 252            5,620
   Andrew Corp.*                                           473            5,075
   Polycom, Inc.*                                          220            3,366
   Qualcomm, Inc.                                           70            3,016
   Scientific-Atlanta, Inc.                                 70            3,015
   Avaya, Inc.*                                            272            2,902
   Foundry Networks, Inc.*                                 121            1,671
   Digi International, Inc.*                                70              734
   ADTRAN, Inc.                                             10              297
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                           55,199
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
   Jabil Circuit, Inc.*                                    182            6,750
   Arrow Electronics, Inc.*                                181            5,798
   Solectron Corp.*                                      1,556            5,695
   Coherent, Inc.*                                         170            5,046
   Dolby Laboratories, Inc. -- Class A*                    283            4,825
   MTS Systems Corp.                                        50            1,732
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 29,846
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.8%
   Digital River, Inc.*                                    201            5,978
   ValueClick, Inc.*                                       322            5,831
   Sonicwall, Inc.*                                        674            5,338
   United Online, Inc.                                     241            3,427
   EarthLink, Inc.*                                        130            1,444
   Digital Insight Corp.*                                   31              993
   Yahoo!, Inc.*                                            10              392
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                       23,403
                                                                  -------------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*                                            332            4,864
                                                                  -------------
TOTAL OFFICE ELECTRONICS                                                  4,864
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                            467,702
                                                                  -------------
CONSUMER DISCRETIONARY 14.2%
   MEDIA 3.5%
   Time Warner, Inc.                                       734           12,801
   The Walt Disney Co.                                     403            9,660
   News Corp. -- Class A                                   543            8,444
   McGraw-Hill Cos., Inc.                                  130            6,712
   Omnicom Group, Inc.                                      71            6,044

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   EW Scripps Co. -- Class A                               120    $       5,762
   Lamar Advertising Co.*                                  121            5,583
   World Wrestling Entertainment, Inc.                     372            5,461
   Belo Corp. -- Class A                                   241            5,160
   Sinclair Broadcast Group, Inc. --
      Class A                                              553            5,087
   John Wiley & Sons, Inc. -- Class A                      130            5,075
   McClatchy Co. -- Class A                                 80            4,728
   Cox Radio Inc. -- Class A*                              312            4,393
   Salem Communications Corp. /DE --
      Class A*                                             240            4,198
   Playboy Enterprises, Inc. -- Class B*                   202            2,806
   Morningstar, Inc.*                                       70            2,425
   Journal Communications, Inc. --
      Class A                                              150            2,092
   DreamWorks Animation SKG, Inc. --
      Class A*                                              40              982
   Comcast Corp. -- Class A*                                30              779
   Viacom, Inc. -- Class B*                                 10              326
                                                                  -------------
TOTAL MEDIA                                                              98,518
                                                                  -------------
   SPECIALTY RETAIL 3.2%
   Lowe's Cos., Inc.                                       150            9,999
   Dress Barn, Inc.*                                       181            6,989
   Payless Shoesource, Inc.*                               261            6,551
   Staples, Inc.                                           283            6,427
   AutoNation, Inc.*                                       280            6,084
   Claire's Stores, Inc.                                   191            5,581
   Barnes & Noble, Inc.                                    130            5,547
   Group 1 Automotive, Inc.*                               171            5,375
   American Eagle Outfitters, Inc.                         230            5,285
   Home Depot, Inc.                                        111            4,493
   Talbots, Inc.                                           153            4,257
   Escala Group, Inc.*                                     192            3,894
   Rent-A-Center, Inc.*                                    191            3,602
   Best Buy Co., Inc.                                       80            3,478
   Too, Inc.*                                              111            3,131
   Sports Authority, Inc.*                                  80            2,490
   Guess ?, Inc.*                                           60            2,136
   Pacific Sunwear of California, Inc.*                     80            1,994
   Genesco, Inc.*                                           40            1,552
   Stein Mart, Inc.                                         60            1,089
   Syms Corp.                                               70            1,011
   Charming Shoppes, Inc.*                                  10              132
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                   91,097
                                                                  -------------
   HOUSEHOLD DURABLES 2.0%
   NVR, Inc.*                                               10            7,020
   Lennar Corp. -- Class A                                 111            6,773
   Pulte Homes, Inc.                                       162            6,376
   Mohawk Industries, Inc.*                                 70            6,089
   Black & Decker Corp.                                     70            6,087
   Toll Brothers, Inc.*                                    160            5,542
   Meritage Homes Corp.*                                    80            5,034


120 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Hovnanian Enterprises, Inc. --
      Class A*                                             100    $       4,964
   Ryland Group, Inc.                                       60            4,328
   Stanley Furniture Co.                                   160            3,709
   Newell Rubbermaid, Inc.                                  40              951
   Standard-Pacific Corp.                                   10              368
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                                 57,241
                                                                  -------------
   TEXTILES & APPAREL 1.7%
   Nike, Inc. -- Class B                                    70            6,075
   Polo Ralph Lauren Corp.                                 101            5,670
   Steven Madden, Ltd.*                                    182            5,320
   Reebok International Ltd.                                90            5,241
   Phillips-Van Heusen Corp.                               161            5,216
   K-Swiss, Inc. -- Class A                                150            4,866
   Columbia Sportswear Co.*                                100            4,773
   Skechers U.S.A., Inc. -- Class A*                       303            4,642
   Jones Apparel Group, Inc.                               150            4,608
   Unifirst Corp./MA                                       111            3,452
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                 49,863
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.6%
   McDonald's Corp.                                        262            8,835
   Darden Restaurants, Inc.                                171            6,648
   Yum! Brands, Inc.                                       130            6,094
   Brinker International, Inc.                             141            5,451
   Landry's Restaurants, Inc.                              181            4,835
   Dover Motorsports, Inc.                                 773            4,723
   Dover Downs Gaming &
      Entertainment, Inc.                                  272            3,849
   GTECH Holdings Corp.                                     90            2,857
   Bluegreen Corp.*                                        120            1,896
   Luby's, Inc.*                                            60              798
   Multimedia Games, Inc.*                                  40              370
   Krispy Kreme Doughnuts, Inc.*                            50              287
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                      46,643
                                                                  -------------
   MULTILINE RETAIL 0.6%
   Federated Department Stores, Inc.                       141            9,353
   Nordstrom, Inc.                                          90            3,366
   Saks, Inc.*                                             143            2,411
   Sears Holdings Corp.*                                    10            1,155
   Target Corp.                                             10              550
                                                                  -------------
TOTAL MULTILINE RETAIL                                                   16,835
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.4%
   Priceline.com, Inc.*                                    220            4,910
   Systemax, Inc.*                                         584            3,644
   Blair Corp.                                              90            3,505
   eBay, Inc.*                                              10              433
                                                                  -------------
TOTAL INTERNET & CATALOG RETAIL                                          12,492
                                                                  -------------
   AUTO COMPONENTS 0.4%
   Goodyear Tire & Rubber Co.*                             322            5,596
   Aftermarket Technology Corp.*                           252            4,899
   Modine Manufacturing Co.                                 20              652
                                                                  -------------
TOTAL AUTO COMPONENTS                                                    11,147
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Brunswick Corp.                                         111    $       4,513
   RC2 Corp.*                                              111            3,943
   Jakks Pacific, Inc.*                                     40              838
                                                                  -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        9,294
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 0.3%
   Alderwoods Group, Inc.*                                 312            4,951
   Stewart Enterprises, Inc. -- Class A                    563            3,046
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                    7,997
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.2%
   Career Education Corp.*                                 152            5,125
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                      5,125
                                                                  -------------
   DISTRIBUTORS 0.0%
   Building Material Holding Corp.                          10              682
                                                                  -------------
TOTAL DISTRIBUTORS                                                          682
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                            406,934
                                                                  -------------
HEALTH CARE 12.8%
   HEALTH CARE PROVIDERS & SERVICES 5.5%
   UnitedHealth Group, Inc.                                211           13,112
   WellPoint, Inc.*                                        161           12,873
   McKesson Corp.                                          171            8,822
   Cardinal Health, Inc.                                   120            8,250
   CIGNA Corp.                                              70            7,819
   Aetna, Inc.                                              80            7,545
   Express Scripts, Inc.*                                   90            7,542
   Caremark Rx, Inc.*                                      141            7,302
   HCA, Inc.                                               140            7,070
   Humana, Inc.*                                           130            7,063
   Coventry Health Care, Inc.*                             120            6,835
   Medco Health Solutions, Inc.*                           121            6,752
   Manor Care, Inc.                                        140            5,568
   Lincare Holdings, Inc.*                                 130            5,448
   NDCHealth Corp.*                                        281            5,404
   Health Tronics Surgical Services, Inc.*                 683            5,225
   Triad Hospitals, Inc.*                                  131            5,139
   Allied Healthcare International, Inc.*                  824            5,059
   Sierra Health Services, Inc.*                            61            4,878
   United Surgical Partners International,
      Inc.*                                                151            4,855
   PRA International*                                      162            4,560
   Vital Images, Inc.*                                     140            3,661
   The Trizetto Group, Inc.*                               110            1,869
   Ventiv Health, Inc.*                                     70            1,653
   Matria Healthcare, Inc.*                                 30            1,163
   Medcath Corp.*                                           60            1,113
   American Retirement Corp.*                               30              754
   Henry Schein, Inc.*                                      10              436
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  157,770
                                                                  -------------
   PHARMACEUTICALS 4.0%
   Pfizer, Inc.                                            924           21,548
   Johnson & Johnson, Inc.                                 230           13,823
   Merck & Co., Inc.                                       384           12,215


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Abbott Laboratories                                     282    $      11,119
   Barr Pharmaceuticals, Inc.*                             101            6,291
   King Pharmaceuticals, Inc.*                             362            6,125
   Medicis Pharmaceutical Corp. --
      Class A                                              191            6,122
   Alpharma, Inc. -- Class A                               202            5,759
   Endo Pharmaceuticals Holdings, Inc.*                    170            5,144
   Watson Pharmaceuticals, Inc.*                           150            4,876
   Hi-Tech Pharmacal Co., Inc.*                            101            4,473
   Kos Pharmaceuticals, Inc.*                               70            3,621
   First Horizon Pharmaceutical Corp.*                     150            2,587
   Andrx Corp.*                                            140            2,306
   Connetics Corp.*                                        131            1,893
   CNS, Inc.                                                70            1,534
   Wyeth                                                    30            1,382
   Bentley Pharmaceuticals, Inc.*                           70            1,149
   Eli Lilly & Co.                                          10              566
                                                                  -------------
TOTAL PHARMACEUTICALS                                                   112,533
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
   Fisher Scientific International, Inc.*                  101            6,248
   Bio--Rad Laboratories, Inc. --
      Class A*                                              91            5,955
   Thoratec Corp.*                                         282            5,835
   PerkinElmer, Inc.                                       243            5,725
   ICU Medical, Inc.*                                      141            5,529
   DJ Orthopedics, Inc.*                                   170            4,689
   Dade Behring Holdings, Inc.                              90            3,680
   Orasure Technologies, Inc.*                             332            2,928
   West Pharmaceutical Services, Inc.                      111            2,778
   Molecular Devices Corp.*                                 90            2,604
   Intuitive Surgical, Inc.*                                20            2,345
   Cantel Medical Corp.*                                   130            2,332
   Angiodynamics, Inc.*                                     91            2,323
   Medtronic, Inc.                                          40            2,303
   TriPath Imaging, Inc.*                                  362            2,187
   Haemonetics Corp./MA*                                    40            1,954
   Hologic, Inc.*                                           50            1,896
   Integra LifeSciences Holdings Corp.*                     41            1,454
   Palomar Medical Technologies, Inc.*                      30            1,051
   Immucor, Inc.*                                           40              934
   Greatbatch, Inc.*                                        30              780
   Vital Signs, Inc.                                        11              471
   Mentor Corp.                                             10              461
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   66,462
                                                                  -------------
   BIOTECHNOLOGY 1.0%
   Amgen, Inc.*                                            190           14,983
   Pharmion Corp.*                                         292            5,189
   Albany Molecular Research, Inc.*                        352            4,277
   United Therapeutics Corp.*                               50            3,456
   Savient Pharmaceuticals, Inc.*                           51              191
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                      28,096
                                                                  -------------
TOTAL HEALTH CARE                                                       364,861
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

INDUSTRIALS 11.2%
   MACHINERY 2.0%
   Illinois Tool Works, Inc.                                80    $       7,039
   Cummins, Inc.                                            70            6,281
   Timken Co.                                              172            5,507
   Terex Corp.*                                             91            5,405
   Albany International Corp. -- Class A                   142            5,135
   Accuride Corp.*                                         392            5,057
   Commercial Vehicle Group, Inc.*                         242            4,545
   Parker Hannifin Corp.                                    60            3,958
   Circor International, Inc.                              121            3,105
   Barnes Group, Inc.                                       91            3,003
   Kaydon Corp.                                             80            2,571
   Watts Industries, Inc. -- Class A                        61            1,848
   Cascade Corp.                                            30            1,407
   JLG Industries, Inc.                                     20              913
   Titan International, Inc.                                51              880
                                                                  -------------
TOTAL MACHINERY                                                          56,654
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 1.8%
   Waste Management, Inc.                                  212            6,434
   United Stationers, Inc.*                                121            5,869
   Adesa, Inc.                                             222            5,421
   Steelcase, Inc. -- Class A                              342            5,414
   West Corp.*                                             120            5,058
   Sourcecorp, Inc.*                                       201            4,820
   CBIZ, Inc.*                                             794            4,780
   Labor Ready, Inc.*                                      220            4,580
   Kforce.Com*                                             382            4,263
   John H. Harland Co.                                      80            3,008
   Spherion Corp.*                                         210            2,102
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     51,749
                                                                  -------------
   AEROSPACE & DEFENSE 1.7%
   Lockheed Martin Corp.                                   120            7,635
   Northrop Grumman Corp.                                  121            7,273
   Raytheon Co.                                            171            6,866
   General Dynamics Corp.                                   60            6,843
   Precision Castparts Corp.                               130            6,735
   Alliant Techsystems, Inc.*                               70            5,332
   Esterline Technologies Corp.*                           140            5,207
   Boeing Co.                                               20            1,405
   United Technologies Corp.                                20            1,118
   Innovative Solutions & Support, Inc.*                    20              256
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                                48,670
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 1.4%
   General Electric Co.                                    965           33,823
   Teleflex, Inc.                                           80            5,199
   3M Co.                                                   20            1,550
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                           40,572
                                                                  -------------
   ELECTRICAL EQUIPMENT 1.1%
   Thomas & Betts Corp.*                                   130            5,455
   Woodward Governor Co.                                    61            5,247
   A.O. Smith Corp.                                        142            4,984
   Preformed Line Products Co.                             101            4,322


122 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Vicor Corp.                                             271    $       4,284
   LSI Industries, Inc.                                    271            4,244
   Global Power Equipment Group, Inc.*                     483            2,183
   LaBarge, Inc.*                                          101            1,451
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                               32,170
                                                                  -------------
   ROAD & RAIL 1.1%
   Norfolk Southern Corp.                                  212            9,504
   Burlington Northern Santa Fe Corp.                      111            7,861
   CSX Corp.                                               153            7,768
   RailAmerica, Inc.*                                      453            4,978
   Yellow Roadway Corp.*                                    20              892
                                                                  -------------
TOTAL ROAD & RAIL                                                        31,003
                                                                  -------------
   AIRLINES 0.7%
   Southwest Airlines Co.                                  493            8,100
   Continental Airlines, Inc. -- Class B*                  372            7,924
   Mesa Air Group, Inc.*                                   252            2,636
                                                                  -------------
TOTAL AIRLINES                                                           18,660
                                                                  -------------
   BUILDING PRODUCTS 0.7%
   ElkCorp                                                 160            5,385
   USG Corp.*                                               81            5,265
   Water Pik Technologies, Inc.*                           240            5,153
   Universal Forest Products, Inc.                          51            2,818
                                                                  -------------
TOTAL BUILDING PRODUCTS                                                  18,621
                                                                  -------------
   AIR FREIGHT & COURIERS 0.4%
   United Parcel Service, Inc. -- Class B                  100            7,515
   HUB Group, Inc. -- Class A*                             101            3,570
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                             11,085
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.2%
   EMCOR Group, Inc.*                                       80            5,402
   Shaw Group, Inc.*                                        61            1,775
                                                                  -------------
TOTAL CONSTRUCTION & ENGINEERING                                          7,177
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   Applied Industrial Technologies, Inc.                    60            2,022
   Watsco, Inc.                                             10              598
   MSC Industrial Direct Co. -- Class A                     10              402
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    3,022
                                                                  -------------
TOTAL INDUSTRIALS                                                       319,383
                                                                  -------------
ENERGY 7.4%
   OIL & GAS 5.5%
   Exxon Mobil Corp.                                       584           32,803
   ConocoPhillips                                          220           12,800
   Chevron Corp.                                           152            8,629
   Occidental Petroleum Corp.                              101            8,068
   Valero Energy Corp.                                     151            7,792
   Devon Energy Corp.                                      121            7,567
   Kerr-McGee Corp.                                         80            7,269
   Sunoco, Inc.                                             90            7,054
   Tesoro Corp.                                            101            6,217
   Burlington Resources, Inc.                               71            6,120
   Frontier Oil Corp.                                      150            5,630
   Marathon Oil Corp.                                       90            5,487
   Swift Energy Co.*                                       121            5,454

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Pogo Producing Co.                                      101    $       5,031
   Vintage Petroleum, Inc.                                  91            4,853
   Callon Petroleum Co.*                                   260            4,589
   W&T Offshore, Inc.                                      150            4,410
   Giant Industries, Inc.*                                  70            3,637
   Forest Oil Corp.*                                        71            3,235
   EOG Resources, Inc.                                      40            2,935
   Overseas Shipholding Group, Inc.                         40            2,016
   St. Mary Land & Exploration Co.                          41            1,509
   Amerada Hess Corp.                                       10            1,268
   Harvest Natural Resources, Inc.*                        132            1,172
   Newfield Exploration Co.*                                20            1,001
   Holly Corp.                                              10              589
   Noble Energy, Inc.                                       10              403
   Foundation Coal Holdings, Inc.                           10              380
   Petroleum Development Corp.*                             10              333
                                                                  -------------
TOTAL OIL & GAS                                                         158,251
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.9%
   Lone Star Technologies, Inc.*                           121            6,251
   Grey Wolf, Inc.*                                        765            5,913
   Pride International, Inc.*                              192            5,904
   Helmerich & Payne, Inc.                                  90            5,572
   Tidewater, Inc.                                         121            5,380
   GulfMark Offshore, Inc.*                                152            4,502
   Patterson-UTI Energy, Inc.                              132            4,349
   NS Group, Inc.*                                         101            4,223
   Veritas DGC, Inc.*                                      111            3,939
   Rowan Cos., Inc.                                         60            2,138
   Hydril Co.*                                              30            1,878
   Global Industries, Ltd.*                                130            1,476
   Superior Energy Services*                                60            1,263
   Lufkin Industries, Inc.                                  10              499
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                        53,287
                                                                  -------------
TOTAL ENERGY                                                            211,538
                                                                  -------------
CONSUMER STAPLES 5.3%
   FOOD PRODUCTS 1.7%
   General Mills, Inc.                                     130            6,412
   Dean Foods Co.*                                         162            6,101
   Tyson Foods, Inc. -- Class A                            351            6,002
   Kellogg Co.                                             131            5,662
   Del Monte Foods Co.*                                    522            5,444
   Pilgrim's Pride Corp.                                   151            5,007
   Kraft Foods, Inc. -- Class A                            171            4,812
   M&F Worldwide Corp.*                                    292            4,765
   Chiquita Brands International, Inc.                     192            3,842
   Corn Products International, Inc.                        41              980
   Maui Land & Pineapple Co., Inc.*                         10              339
                                                                  -------------
TOTAL FOOD PRODUCTS                                                      49,366
                                                                  -------------
   TOBACCO 1.1%
   Altria Group, Inc.                                      281           20,996
   Reynolds American, Inc.                                  60            5,720
   Loews Corp. - Carolina Group                            122            5,367
                                                                  -------------
TOTAL TOBACCO                                                            32,083
                                                                  -------------


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   HOUSEHOLD PRODUCTS 1.0%
   Procter & Gamble Co.                                    270    $      15,627
   Kimberly-Clark Corp.                                    121            7,218
   Energizer Holdings, Inc.*                                91            4,531
   Central Garden and Pet Co.*                              20              919
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                                 28,295
                                                                  -------------
   BEVERAGES 0.9%
   Coca-Cola Co.                                           322           12,980
   PepsiCo, Inc.                                           100            5,908
   Brown-Forman Corp. -- Class B                            80            5,546
                                                                  -------------
TOTAL BEVERAGES                                                          24,434
                                                                  -------------
   FOOD & DRUG RETAILING 0.6%
   Wal-Mart Stores, Inc.                                   170            7,956
   Costco Wholesale Corp.                                  141            6,975
   Longs Drug Stores Corp.                                  91            3,311
   Sysco Corp.                                              10              311
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                              18,553
                                                                  -------------
   PERSONAL PRODUCTS 0.0%
   Playtex Products, Inc.*                                  10              137
                                                                  -------------
TOTAL PERSONAL PRODUCTS                                                     137
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  152,868
                                                                  -------------
MATERIALS 4.2%
   CHEMICALS 1.6%
   Dow Chemical Co.                                        201            8,808
   Monsanto Co.                                             90            6,977
   Air Products & Chemicals, Inc.                          101            5,978
   Ashland, Inc.                                           100            5,790
   Lubrizol Corp.                                          130            5,646
   CF Industries Holdings, Inc.                            340            5,185
   Lyondell Chemical Co.                                   211            5,026
   Cytec Industries, Inc.                                   60            2,858
   Terra Industries, Inc.*                                  10               56
                                                                  -------------
TOTAL CHEMICALS                                                          46,324
                                                                  -------------
   METALS & MINING 1.4%
   Phelps Dodge Corp.                                       60            8,632
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                                140            7,532
   Nucor Corp.                                             111            7,406
   Roanoke Electric Steel Corp.                            220            5,192
   Carpenter Technology Corp.                               50            3,524
   Schnitzer Steel Industries, Inc. --
      Class A                                               81            2,478
   Ryerson Tull, Inc.                                      101            2,456
   Reliance Steel & Aluminum Co.                            20            1,222
   Quanex Corp.                                             20              999
   Cleveland-Cliffs, Inc.                                   10              886
                                                                  -------------
TOTAL METALS & MINING                                                    40,327
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   CONTAINERS & PACKAGING 0.4%
   Greif, Inc. -- Class A                                   81    $       5,369
   Bemis Co.                                               192            5,351
   Rock-Tenn Co. -- Class A                                 60              819
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                             11,539
                                                                  -------------
   CONSTRUCTION MATERIALS 0.4%
   Eagle Materials, Inc.                                    51            6,240
   Texas Industries, Inc.                                   90            4,486
                                                                  -------------
TOTAL CONSTRUCTION MATERIALS                                             10,726
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.4%
   Louisiana-Pacific Corp.                                 202            5,549
   Weyerhaeuser Co.                                         70            4,644
                                                                  -------------
TOTAL PAPER & FOREST PRODUCTS                                            10,193
                                                                  -------------
TOTAL MATERIALS                                                         119,109
                                                                  -------------
UTILITIES 3.6%
   MULTI-UTILITIES 1.7%
   Duke Energy Corp.                                       271            7,439
   Constellation Energy Group, Inc.                        121            6,969
   SCANA Corp.                                             150            5,907
   NSTAR                                                   201            5,769
   NorthWestern Corp.                                      181            5,624
   CenterPoint Energy, Inc.                                424            5,448
   Wisconsin Energy Corp.                                  130            5,078
   WPS Resources Corp.                                      90            4,978
   CMS Energy Corp.*                                       200            2,902
                                                                  -------------
TOTAL MULTI-UTILITIES                                                    50,114
                                                                  -------------
   ELECTRIC UTILITIES 1.5%
   Edison International                                    190            8,286
   Allegheny Energy, Inc.*                                 200            6,330
   Entergy Corp.                                            91            6,247
   Pepco Holdings, Inc.                                    271            6,062
   Duquesne Light Holdings, Inc.                           333            5,435
   Cleco Corp.                                             242            5,046
   Westar Energy, Inc.                                     230            4,945
   Exelon Corp.                                             10              531
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                                 42,882
                                                                  -------------
   GAS UTILITIES 0.4%
   Nicor, Inc.                                             150            5,897
   Oneok, Inc.                                             192            5,113
                                                                  -------------
TOTAL GAS UTILITIES                                                      11,010
                                                                  -------------
TOTAL UTILITIES                                                         104,006
                                                                  -------------

TELECOMMUNICATION SERVICES 2.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
   AT&T, Inc.                                              502           12,294
   BellSouth Corp.                                         362            9,810
   Fairpoint Communications, Inc.                          433            4,486
   Golden Telecom, Inc.                                    171            4,439
   Verizon Communications, Inc.                            140            4,217
   Arbinet-thexchange, Inc.*                               392            2,748
   SureWest Communications                                  71            1,872
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             39,866
                                                                  -------------


124 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   Nextel Partners, Inc. -- Class A*                       222    $       6,203
   Telephone & Data Systems, Inc.                          161            5,801
   U.S. Cellular Corp.*                                     90            4,446
   Sprint Nextel Corp.                                     100            2,336
   Wireless Facilities, Inc.*                              332            1,693
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                20,479
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                         60,345
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $2,796,431)                                                  2,800,435
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $       6,104            6,104
   3.39% due 01/03/06                                    6,282            6,282
   3.30% due 01/03/06                                    6,282            6,282
   2.90% due 01/03/06                                    6,282            6,282
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $24,950)                                                        24,950
                                                                  -------------
TOTAL INVESTMENTS 98.8%
   (Cost $2,821,381)                                              $   2,825,385
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 1.2%                                          $      35,021
                                                                  =============
NET ASSETS - 100.0%                                               $   2,860,406

*     NON-INCOME PRODUCING SECURITY.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 97.3%

INDUSTRIALS 32.8%
   AIRLINES 8.5%
   Southwest Airlines Co.+                              60,516    $     994,278
   Ryanair Holdings PLC --
      SP ADR*+                                          15,428          863,814
   Gol Linhas Aereas Inteligentes
      SA -- SP ADR+                                     24,230          683,528
   AMR Corp.*+                                          25,272          561,796
   JetBlue Airways Corp.*+                              30,160          463,861
   Lan Airlines SA - SP ADR                             11,260          422,025
   Continental Airlines, Inc. --
      Class B*+                                         16,620          354,006
   AirTran Holdings, Inc.+                              20,046          321,337
   SkyWest, Inc.                                        11,160          299,758
   Alaska Air Group, Inc.*+                              7,700          275,044
                                                                  -------------
TOTAL AIRLINES                                                        5,239,447
                                                                  -------------
   ROAD & RAIL 8.4%
   Burlington Northern Santa Fe
      Corp.                                             10,355          733,341
   Canadian National Railway Co.                         8,000          639,920
   Union Pacific Corp.                                   7,948          639,893
   Norfolk Southern Corp.                               12,908          578,666
   CSX Corp.                                             8,900          451,853
   Canadian Pacific Railway Ltd.                         7,700          323,015
   J.B. Hunt Transport Services, Inc.                   11,734          265,658
   CNF, Inc.+                                            4,100          229,149
   Yellow Roadway Corp.*+                                4,800          214,128
   Landstar System, Inc.                                 5,000          208,700
   Laidlaw International, Inc.                           8,530          198,152
   Kansas City Southern*+                                7,900          192,997
   Knight Transportation, Inc.                           9,250          191,752
   Heartland Express, Inc.+                              7,800          158,262
   Florida East Coast Industries, Inc.                   3,664          155,244
                                                                  -------------
TOTAL ROAD & RAIL                                                     5,180,730
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 8.0%
   W.W. Grainger, Inc.                                  11,535          820,139
   Fastenal Co.+                                        19,616          768,751
   MSC Industrial Direct Co. --
      Class A                                           13,314          535,489
   United Rentals, Inc.*+                               19,710          461,017
   Hughes Supply, Inc.+                                 12,625          452,606
   WESCO International, Inc.*+                          10,535          450,161
   Watsco, Inc.                                          7,100          424,651
   GATX Corp.                                           11,767          424,553
   Applied Industrial Technologies,
      Inc.                                              10,095          340,101
   Beacon Roofing Supply, Inc.*                          9,559          274,630
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                4,952,098
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   CONSTRUCTION & ENGINEERING 7.9%
   Fluor Corp.                                          10,523    $     813,007
   Jacobs Engineering Group, Inc.*                       8,110          550,426
   Shaw Group, Inc.*                                    16,134          469,338
   McDermott International, Inc.*                       10,251          457,297
   Foster Wheeler, Ltd.*                                10,498          386,116
   URS Corp.*                                            9,970          374,972
   Chicago Bridge & Iron NV Co.                         14,842          374,167
   Quanta Services, Inc.*+                              25,878          340,813
   Washington Group International,
      Inc.*                                              6,210          328,944
   Granite Construction, Inc.                            8,876          318,737
   EMCOR Group, Inc.*                                    4,487          303,007
   Insituform Technologies, Inc. --
      Class A*                                           9,660          187,114
                                                                  -------------
TOTAL CONSTRUCTION & ENGINEERING                                      4,903,938
                                                                  -------------
TOTAL INDUSTRIALS                                                    20,276,213
                                                                  -------------
INFORMATION TECHNOLOGY 18.0%
   INTERNET SOFTWARE & SERVICES 17.4%
   Google, Inc. -- Class A*+                             8,300        3,443,338
   Yahoo!, Inc.*+                                       56,952        2,231,379
   VeriSign, Inc.*+                                     33,555          735,526
   Akamai Technologies, Inc.*+                          26,121          520,591
   CNET Networks, Inc.*+                                29,288          430,241
   aQuantive, Inc.*+                                    16,820          424,537
   Websense, Inc.*                                       5,900          387,276
   ValueClick, Inc.*+                                   21,046          381,143
   EarthLink, Inc.*                                     32,188          357,609
   Digitas, Inc.*                                       27,722          347,079
   Openwave Systems, Inc.*                              18,927          330,655
   Netease.com, Inc. -- SP ADR*+                         5,700          320,112
   Sina Corp.*                                          13,225          319,516
   Digital River, Inc.*+                                 9,276          275,868
   WebEx Communications, Inc.*+                         11,634          251,643
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                   10,756,513
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 0.6%
   Dycom Industries, Inc.*+                             17,156          377,432
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                          377,432
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         11,133,945
                                                                  -------------
HEALTH CARE 15.8%
   HEALTH CARE PROVIDERS & SERVICES 8.2%
   UnitedHealth Group, Inc.                             11,660          724,552
   WellPoint, Inc.*                                      7,000          558,530
   Cardinal Health, Inc.                                 6,400          440,000
   Aetna, Inc.                                           4,479          422,415
   Caremark Rx, Inc.*                                    7,500          388,425
   Express Scripts, Inc.*+                               4,300          360,340
   McKesson Corp.                                        6,200          319,858
   HCA, Inc.                                             6,200          313,100
   CIGNA Corp.                                           2,800          312,760
   Medco Health Solutions, Inc.*                         5,000          279,000


126 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Quest Diagnostics, Inc.+                              4,379    $     225,431
   Coventry Health Care, Inc.*                           3,780          215,309
   Laboratory Corporation of
      America Holdings*+                                 3,900          210,015
   Health Management Associates,
      Inc. -- Class A+                                   7,100          155,916
   Patterson Cos., Inc.*+                                3,630          121,242
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                5,046,893
                                                                  -------------
   BIOTECHNOLOGY 7.6%
   Genentech, Inc.*+                                     8,995          832,037
   Amgen, Inc.*+                                        10,367          817,542
   Gilead Sciences, Inc.*                                7,800          410,514
   Genzyme Corp.*                                        5,000          353,900
   Biogen Idec, Inc.*+                                   7,400          335,442
   Celgene Corp.*+                                       4,400          285,120
   Medimmune, Inc.*                                      7,400          259,148
   Chiron Corp.*                                         5,700          253,422
   Applera Corp. - Applied
      Biosystems Group+                                  7,300          193,888
   Amylin Pharmaceuticals, Inc.*+                        4,800          191,616
   Protein Design Labs, Inc.*+                           5,900          167,678
   ImClone Systems, Inc.*                                4,700          160,928
   Invitrogen Corp.*+                                    2,400          159,936
   Charles River Laboratories
      International, Inc.*+                              3,511          148,761
   Affymetrix, Inc.*+                                    3,000          143,250
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                   4,713,182
                                                                  -------------
TOTAL HEALTH CARE                                                     9,760,075
                                                                  -------------
ENERGY 14.9%
   ENERGY EQUIPMENT & SERVICES 7.9%
   Schlumberger Ltd.+                                    6,800          660,620
   Halliburton Co.+                                      7,579          469,595
   Transocean, Inc.*                                     6,200          432,078
   Baker Hughes, Inc.                                    6,300          382,914
   Weatherford International Ltd.*+                     10,033          363,194
   Nabors Industries Ltd.*+                              4,079          308,984
   BJ Services Co.                                       8,300          304,361
   Tenaris SA -- SP ADR+                                 2,600          297,700
   GlobalSantaFe Corp.+                                  5,800          279,270
   Diamond Offshore Drilling, Inc.+                      3,830          266,415
   Noble Corp.                                           3,679          259,517
   Smith International, Inc.+                            6,400          237,504
   ENSCO International, Inc.+                            4,900          217,315
   Patterson-UTI Energy, Inc.                            6,000          197,700
   Precision Drilling Trust+                             5,700          187,530
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     4,864,697
                                                                  -------------
   OIL & GAS 7.0%
   Exxon Mobil Corp.                                     9,860          553,836
   Royal Dutch Shell PLC -- SP ADR                       7,943          488,415
   BP PLC -- SP ADR+                                     6,758          433,999
   Total SA -- SP ADR+                                   2,834          358,218

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   PetroChina Co. Ltd. -- SP ADR+                        4,233    $     346,937
   Chevron Corp.                                         5,485          311,383
   ENI-Ente Nazionale Idrocarburi --
      SP ADR+                                            2,193          305,836
   Petroleo Brasiliero SA --
      Petrobras                                          3,971          283,013
   ConocoPhillips+                                       4,356          253,432
   China Petroleum & Chemical
      Corp. -- SP ADR+                                   4,143          205,493
   EnCana Corp.                                          4,113          185,743
   Imperial Oil Ltd.+                                    1,826          181,870
   Repsol YPF SA -- SP ADR+                              6,008          176,695
   Occidental Petroleum Corp.                            2,192          175,097
   Statoil ASA -- SP ADR                                 4,401          101,047
                                                                  -------------
TOTAL OIL & GAS                                                       4,361,014
                                                                  -------------
TOTAL ENERGY                                                          9,225,711
                                                                  -------------
MATERIALS 8.1%
   METALS & MINING 8.1%
   BHP Billiton Ltd. -- SP ADR                          19,943          666,495
   Rio Tinto PLC -- SP ADR+                              3,000          548,370
   Anglo American PLC -- ADR+                           14,200          493,876
   Companhia Vale do Rio Doce --
      SP ADR                                            10,773          443,201
   Alcoa, Inc.                                          11,550          341,534
   Newmont Mining Corp.+                                 6,179          329,959
   POSCO -- SP ADR+                                      5,479          271,265
   Mittal Steel NV Co. -- Class A                       10,014          263,669
   Barrick Gold Corp.+                                   9,392          261,755
   Alcan, Inc.                                           6,088          249,304
   AngloGold Ashanti Ltd. --
      SP ADR+                                            4,988          246,058
   Phelps Dodge Corp.                                    1,700          244,579
   Nucor Corp.+                                          3,188          212,703
   Falconbridge Ltd.                                     7,167          212,358
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                              3,700          199,060
                                                                  -------------
TOTAL METALS & MINING                                                 4,984,186
                                                                  -------------
TOTAL MATERIALS                                                       4,984,186
                                                                  -------------
FINANCIALS 7.7%
   CAPITAL MARKETS 7.7%
   UBS AG                                                5,600          532,840
   Morgan Stanley                                        7,600          431,224
   Merrill Lynch & Co., Inc.                             6,300          426,699
   Credit Suisse Group -- SP ADR                         8,047          409,994
   Goldman Sachs Group, Inc.                             3,111          397,306
   Deutsche Bank AG                                      3,930          380,699
   Nomura Holdings, Inc. --
      SP ADR+                                           16,936          325,510
   Lehman Brothers Holdings, Inc.+                       2,500          320,425
   Bank of New York Co., Inc.                            8,395          267,381
   Franklin Resources, Inc.                              2,600          244,426


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Charles Schwab Corp.                                 16,220    $     237,947
   State Street Corp.                                    4,079          226,140
   Mellon Financial Corp.                                6,000          205,500
   Bear Stearns Cos., Inc.+                              1,600          184,848
   Legg Mason, Inc.                                      1,500          179,535
                                                                  -------------
TOTAL CAPITAL MARKETS                                                 4,770,474
                                                                  -------------
TOTAL FINANCIALS                                                      4,770,474
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $54,380,833)                                                60,150,604
                                                                  -------------
                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 4.2%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $   2,603,804        2,603,804
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,603,804)                                                  2,603,804
                                                                  -------------
SECURITIES LENDING COLLATERAL 21.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                              13,177,339       13,177,339
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $13,177,339)                                                13,177,339
                                                                  -------------
TOTAL INVESTMENTS 122.8%
   (Cost $70,161,976)                                             $  75,931,747
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (22.8)%                                         $ (14,097,499)
                                                                  =============
NET ASSETS - 100.0%                                               $  61,834,248

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


128 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 61.8%
Farmer Mac*
   4.12% due 02/16/06                            $  15,000,000    $  14,924,467
Federal Farm Credit Bank*
   4.20% due 02/03/06                               25,000,000       24,909,583
Federal Home Loan Bank*
   3.91% due 01/11/06                               25,000,000       24,978,278
Freddie Mac*
   4.12% due 02/14/06                               25,000,000       24,879,833
   4.13% due 02/14/06                               25,000,000       24,879,542
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $114,571,703)                                              114,571,703
                                                                  -------------
REPURCHASE AGREEMENTS 37.6%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                               17,023,605       17,023,605
   3.39% due 01/03/06                               17,522,751       17,522,751
   3.30% due 01/03/06                               17,522,751       17,522,751
   2.90% due 01/03/06                               17,522,751       17,522,751
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $69,591,858)                                                69,591,858
                                                                  -------------
TOTAL INVESTMENTS 99.4%
   (Cost $184,163,561)                                            $ 184,163,561
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 0.6%                                          $   1,200,974
                                                                  =============
NET ASSETS - 100.0%                                               $ 185,364,535

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Bank of America Corp.+                                  15,707    $     724,881
J.P. Morgan Chase & Co.                                 18,198          722,279
Wells Fargo & Co.                                       10,229          642,688
Wachovia Corp.                                          10,515          555,823
U.S. Bancorp                                            14,532          434,361
Freddie Mac                                              6,180          403,863
Fannie Mae                                               8,252          402,780
Washington Mutual, Inc.+                                 8,874          386,019
SunTrust Banks, Inc.                                     4,497          327,202
Golden West Financial Corp.                              4,302          283,932
BB&T Corp.                                               6,693          280,504
Fifth Third Bancorp+                                     7,133          269,057
Countrywide Financial Corp.+                             7,694          263,058
National City Corp.+                                     7,479          251,070
KeyCorp+                                                 7,622          250,992
Regions Financial Corp.+                                 6,610          225,798
PNC Financial Services Group, Inc.                       3,601          222,650
M&T Bank Corp.                                           2,003          218,427
North Fork Bancorporation, Inc.                          7,908          216,363
Zions Bancorporation                                     2,861          216,177
AmSouth Bancorp+                                         7,810          204,700
Marshall & Ilsley Corp.                                  4,470          192,389
UnionBanCal Corp.                                        2,574          176,885
Comerica, Inc.                                           2,952          167,556
Sovereign Bancorp, Inc.                                  7,290          157,610
Hudson City Bancorp, Inc.                               12,920          156,590
Radian Group, Inc.+                                      2,493          146,065
Commerce Bancorp, Inc./NJ+                               4,049          139,326
Associated Banc-Corp.+                                   4,164          135,538
MGIC Investment Corp.+                                   2,000          131,640
First Horizon National Corp.                             3,270          125,699
People's Bank/ Bridgeport CT+                            4,010          124,551
Mercantile Bankshares Corp.                              2,200          124,168
Commerce Bancshares, Inc.                                2,313          120,554
New York Community Bancorp, Inc.+                        7,290          120,431
TCF Financial Corp.                                      4,410          119,687
Westcorp                                                 1,796          119,632
Independence Community Bank
    Corp.                                                3,010          119,587
Synovus Financial Corp.                                  4,424          119,492
TD Banknorth, Inc.                                       4,010          116,490
Compass Bancshares, Inc.                                 2,400          115,896
Popular, Inc.                                            5,450          115,268
PMI Group, Inc.+                                         2,690          110,478
Huntington Bancshares, Inc.                              4,610          109,488
BOK Financial Corp.                                      2,400          109,032
Cullen/Frost Bankers, Inc.+                              2,000          107,360
Astoria Financial Corp.                                  3,524          103,606
Valley National Bancorp                                  4,210          101,461
Bank of Hawaii Corp.                                     1,940           99,988
Colonial BancGroup, Inc.                                 4,010           95,518

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

South Financial Group, Inc.                              3,410    $      93,911
Wilmington Trust Corp.                                   2,400           93,384
Gold Banc Corp., Inc.                                    5,110           93,104
IndyMac Bancorp, Inc.+                                   2,360           92,087
Sky Financial Group, Inc.                                3,210           89,302
City National Corp.                                      1,200           86,928
Fulton Financial Corp.                                   4,810           84,656
Webster Financial Corp.                                  1,800           84,420
Hudson United Bancorp                                    2,000           83,360
FirstMerit Corp.+                                        3,210           83,171
Greater Bay Bancorp                                      3,210           82,240
East-West Bancorp, Inc.                                  2,200           80,278
SVB Financial Group*+                                    1,679           78,644
Washington Federal, Inc.+                                3,410           78,396
Downey Financial Corp.                                   1,144           78,238
Fremont General Corp.+                                   3,330           77,356
Brookline Bancorp, Inc.+                                 5,410           76,660
Whitney Holding Corp.                                    2,710           74,688
International Bancshares Corp.                           2,524           74,105
Texas Regional Bancshares, Inc. --
    Class A                                              2,600           73,580
Sterling Financial Corp./WA                              2,911           72,717
UCBH Holdings, Inc.                                      4,010           71,699
Susquehanna Bancshares, Inc.                             3,010           71,277
United Bankshares, Inc.                                  2,000           70,480
First Midwest Bancorp, Inc./IL                           2,000           70,120
NewAlliance Bancshares, Inc.                             4,810           69,937
TrustCo Bank Corp./NY+                                   5,410           67,192
Chittenden Corp.+                                        2,400           66,744
Wintrust Financial Corp.                                 1,200           65,880
Central Pacific Financial Corp. Co.                      1,820           65,374
Bankunited Financial Corp. --
    Class A                                              2,400           63,768
Westamerica Bancorporation                               1,200           63,684
Flagstar Bancorp, Inc.                                   4,410           63,504
Umpqua Holding Corp.+                                    2,200           62,766
W Holding Co., Inc.+                                     7,540           62,054
Provident Bankshares Corp.                               1,800           60,786
Anchor BanCorp Wisconsin, Inc.                           1,947           59,072
Sterling Bancshares, Inc./TX                             3,810           58,826
MAF Bancorp, Inc.                                        1,400           57,932
First Republic Bank                                      1,500           55,515
Doral Financial Corp.                                    5,210           55,226
Republic Bancorp, Inc./MI                                4,631           55,109
Boston Private Financial
    Holdings, Inc.                                       1,800           54,756
FirstFed Financial Corp.*                                  979           53,375
Prosperity Bancshares, Inc.                              1,800           51,732
Community Bank System, Inc.                              2,200           49,610
First Bancorp Puerto Rico                                3,991           49,528
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $13,329,602)                                                14,511,780
                                                                  -------------


130 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.4%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $      56,935    $      56,935
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $56,935)                                                        56,935
                                                                  -------------
SECURITIES LENDING COLLATERAL 13.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               2,020,877        2,020,877
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,020,877)                                                  2,020,877
                                                                  -------------
TOTAL INVESTMENTS 113.8%
   (Cost $15,407,414)                                             $  16,589,592
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (13.8)%                                         $  (2,009,801)
                                                                  =============
NET ASSETS - 100.0%                                               $  14,579,791

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.8%

E.I. du Pont de Nemours and Co.+                        24,055    $   1,022,338
Dow Chemical Co.                                        22,960        1,006,107
Alcoa, Inc.                                             28,525          843,484
Monsanto Co.+                                            9,870          765,221
Newmont Mining Corp.+                                   14,134          754,756
Praxair, Inc.                                           12,397          656,545
International Paper Co.                                 19,364          650,824
Weyerhaeuser Co.                                         8,970          595,070
Phelps Dodge Corp.                                       4,125          593,464
Air Products & Chemicals, Inc.                           9,565          566,152
Rohm & Haas Co.                                         11,124          538,624
Southern Copper Corp.+                                   7,740          518,425
Nucor Corp.+                                             7,766          518,148
Freeport-McMoRan Copper &
    Gold, Inc. -- Class B+                               9,121          490,710
Ecolab, Inc.                                            13,508          489,935
PPG Industries, Inc.                                     8,089          468,353
Vulcan Materials Co.                                     5,599          379,332
United States Steel Corp.+                               7,841          376,917
Temple-Inland, Inc.                                      7,940          356,109
Sealed Air Corp.*                                        6,310          354,433
MeadWestvaco Corp.                                      12,320          345,330
The Mosaic Co.*+                                        23,270          340,440
Smurfit-Stone Container Corp.*                          23,623          334,738
Lyondell Chemical Co.+                                  14,008          333,671
Ball Corp.                                               8,228          326,816
Eastman Chemical Co.                                     6,287          324,346
Ashland, Inc.+                                           5,530          320,187
Sigma-Aldrich Corp.+                                     4,900          310,121
Pactiv Corp.*                                           13,950          306,900
Allegheny Technologies, Inc.+                            8,430          304,154
Crown Holdings, Inc.*                                   15,423          301,211
Engelhard Corp.                                          9,900          298,485
Martin Marietta Materials, Inc.+                         3,670          281,562
Bemis Co.+                                               9,930          276,749
Celanese Corp.                                          14,470          276,666
Huntsman Corp.*                                         16,030          276,037
Owens-Illinois, Inc.*                                   12,988          273,268
Lafarge North America, Inc.+                             4,910          270,148
Scotts Miracle-Gro Co. -- Class A                        5,910          267,368
Sonoco Products Co.+                                     9,090          267,246
Chemtura Corp.                                          20,866          264,998
Louisiana-Pacific Corp.+                                 9,550          262,339
Lubrizol Corp.                                           5,973          259,407
International Flavors
    & Fragrances, Inc.                                   7,740          259,290
Packaging Corporation of America                        11,263          258,486
Airgas, Inc.                                             7,670          252,343
Valspar Corp.+                                          10,160          250,647
Nalco Holding Co.*                                      13,829          244,912

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Florida Rock Industries, Inc.                            4,829    $     236,911
Commercial Metals Co.                                    6,265          235,188
Cytec Industries, Inc.                                   4,920          234,340
Cabot Corp.                                              6,540          234,132
Reliance Steel & Aluminum Co.                            3,770          230,422
Valhi, Inc.                                             12,139          224,572
Carpenter Technology Corp.+                              3,120          219,866
Cleveland-Cliffs, Inc.+                                  2,390          211,682
RPM International, Inc.                                 12,070          209,656
AptarGroup, Inc.                                         4,006          209,113
FMC Corp.*                                               3,881          206,353
Bowater, Inc.+                                           6,710          206,131
Albemarle Corp.                                          5,307          203,523
Steel Dynamics, Inc.+                                    5,375          190,866
Worthington Industries, Inc.                             9,764          187,566
Potlatch Corp.+                                          3,620          184,548
Olin Corp.                                               9,260          182,237
Headwaters, Inc.*+                                       5,028          178,192
Georgia Gulf Corp.+                                      5,680          172,786
Hercules, Inc.*                                         14,500          163,850
Aleris International, Inc.*                              5,060          163,134
Longview Fibre Co.                                       7,729          160,840
Minerals Technologies, Inc.                              2,840          158,728
Texas Industries, Inc.                                   3,095          154,255
Century Aluminum Co.*+                                   5,710          149,659
H.B. Fuller Co.                                          4,600          147,522
Quanex Corp.                                             2,945          147,162
Arch Chemicals, Inc.                                     4,810          143,819
MacDermid, Inc.                                          5,140          143,406
RTI International Metals, Inc.*                          3,631          137,796
Chaparral Steel Co.*                                     4,540          137,335
Ferro Corp.                                              7,220          135,447
Sensient Technologies Corp.                              7,540          134,966
A. Schulman, Inc.                                        6,230          134,070
Deltic Timber Corp.                                      2,457          127,420
Ryerson Tull, Inc.+                                      5,190          126,221
Amcol International Corp.                                5,960          122,299
Myers Industries, Inc.                                   8,243          120,183
Glatfelter                                               8,430          119,622
PolyOne Corp.*                                          18,585          119,502
Wausau Paper Corp.                                       9,680          114,708
OM Group, Inc.*                                          5,680          106,557
Rock-Tenn Co. -- Class A                                 7,395          100,942
A.M. Castle & Co.*                                       4,552           99,416
Schweitzer-Mauduit
    International, Inc.                                  3,940           97,633
Neenah Paper, Inc.                                       3,390           94,920
Steel Technologies, Inc.                                 3,370           94,326
Chesapeake Corp.                                         4,940           83,881
Brush Engineered Materials, Inc.*                        5,250           83,475
Buckeye Technologies, Inc.*                             10,269           82,665
Wellman, Inc.                                           10,800           73,224


132 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Quaker Chemical Corp.                                    3,570    $      68,651
Caraustar Industries, Inc.*                              7,730           67,174
Material Sciences Corp.*                                 4,700           66,270
Pope & Talbot, Inc.                                      6,030           50,230
Penford Corp.                                            3,881           47,348
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $23,893,245)                                                28,269,552
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
SECURITIES LENDING COLLATERAL 14.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                           $   3,979,860        3,979,860
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,979,860)                                                  3,979,860
                                                                  -------------
TOTAL INVESTMENTS 113.9%
   (Cost $27,873,105)                                             $  32,249,412
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (13.9)%                                         $  (3,932,103)
                                                                  =============
NET ASSETS - 100.0%                                               $  28,317,309

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Genentech, Inc.*+                                       41,951    $   3,880,468
Amgen, Inc.*+                                           48,876        3,854,361
Gilead Sciences, Inc.*+                                 37,510        1,974,151
Genzyme Corp.*                                          23,256        1,646,060
Biogen Idec, Inc.*+                                     33,818        1,532,970
Celgene Corp.*+                                         21,166        1,371,557
Medimmune, Inc.*                                        32,972        1,154,679
Chiron Corp.*                                           25,171        1,119,103
Applera Corp. - Applied Biosystems
   Group+                                               33,849          899,029
Amylin Pharmaceuticals, Inc.*+                          21,268          849,019
Cephalon, Inc.*+                                        11,776          762,378
Invitrogen Corp.*+                                      11,407          760,163
ImClone Systems, Inc.*                                  21,487          735,715
Protein Design Labs, Inc.*+                             24,422          694,073
Affymetrix, Inc.*+                                      14,408          687,982
Charles River Laboratories
   International, Inc.*+                                15,729          666,438
Vertex Pharmaceuticals, Inc.*+                          23,572          652,237
Millennium Pharmaceuticals, Inc.*+                      63,373          614,718
Neurocrine Biosciences, Inc.*+                           9,409          590,227
Medarex, Inc.*+                                         41,921          580,606
Techne Corp.*                                           10,075          565,711
Abgenix, Inc.*+                                         25,221          542,504
Alkermes, Inc.*+                                        27,958          534,557
OSI Pharmaceuticals, Inc.*+                             18,107          507,720
United Therapeutics Corp.*                               7,067          488,471
ICOS Corp.*                                             17,640          487,393
Myogen, Inc.*                                           15,171          457,557
Serologicals Corp.*                                     22,946          452,954
Nektar Therapeutics*+                                   26,979          444,074
CV Therapeutics, Inc.*                                  17,292          427,631
Crucell -- SP ADR*                                      16,556          423,834
Human Genome Sciences, Inc.*+                           49,059          419,945
Viropharma, Inc.*+                                      21,710          402,721
Cubist Pharmaceuticals, Inc.*+                          18,933          402,326
Angiotech Pharmaceuticals, Inc.*+                       30,082          395,578
Onyx Pharmaceuticals, Inc.*                             13,440          386,534
Myriad Genetics, Inc.*                                  18,298          380,598
Martek Biosciences Corp.*+                              14,508          357,042
Ligand Pharmaceuticals, Inc. --
   Class B*+                                            32,010          356,912
Telik, Inc.*+                                           20,758          352,678
Idenix Pharmaceuticals, Inc.*+                          19,603          335,407
QLT, Inc.*+                                             48,846          310,661
Momenta Pharmaceuticals, Inc.*+                         13,940          307,238
Digene Corp.*                                           10,297          300,364
Pharmion Corp.*+                                        15,530          275,968
Geron Corp.*+                                           31,445          270,741

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Encysive Pharmaceuticals, Inc.*                         27,222    $     214,782
Keryx Biopharmaceuticals, Inc.*                          2,646           38,737
Progenics Pharmaceuticals, Inc.*                         1,470           36,765
Northfield Laboratories, Inc.*+                            519            6,955
Genitope Corp.*                                            871            6,924
Zymogenetics, Inc.*                                          2               34
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $31,529,012)                                                35,917,250
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     208,087          208,087
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $208,087)                                                      208,087
                                                                  -------------
SECURITIES LENDING COLLATERAL 32.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                              11,680,787       11,680,787
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $11,680,787)                                                11,680,787
                                                                  -------------
TOTAL INVESTMENTS 132.5%
   (Cost $43,417,886)                                             $  47,806,124
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (32.5)%                                         $ (11,720,187)
                                                                  =============
NET ASSETS - 100.0%                                               $  36,085,937

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


134 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   COMMODITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 42.5%
Fannie Mae*
   4.07% due 01/30/06                            $   3,000,000    $   2,990,842
Federal Farm Credit Bank*
   3.50% due 01/05/06                                3,000,000        2,999,417
Federal Home Loan Bank*
   3.98% due 01/04/06                                3,000,000        2,999,669
Freddie Mac*
   4.07% due 01/30/06                                3,000,000        2,990,842
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $11,980,770)                                                11,980,770
                                                                  -------------

REPURCHASE AGREEMENTS 61.5%
Repurchase Agreement (Note 5)
   3.45% due 01/03/06+                               2,385,050        2,385,050
   3.40% due 01/03/06                                3,659,367        3,659,367
   3.39% due 01/03/06                                3,766,663        3,766,663
   3.30% due 01/03/06                                3,766,663        3,766,663
   2.90% due 01/03/06                                3,766,663        3,766,663
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,344,406)                                                17,344,406
                                                                  -------------
TOTAL INVESTMENTS 104.0%
   (Cost $29,325,176)                                             $  29,325,176
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.0)%                                          $  (1,138,131)
                                                                  =============
NET ASSETS - 100.0%                                               $  28,187,045

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                     CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
January 2006 Goldman Sachs Commodity
   Index Futures Contracts
   (Aggregate Market Value
   of Contracts $1,511,475)                                 14    $      (5,681)
                                                                  =============

                                                         UNITS
                                                 -------------
COMMODITY INDEX SWAP AGREEMENT
March 2006 Goldman Sachs Commodity
   Index Swap, Maturing 03/29/06**
   (Notional Market Value
   $26,593,203)                                          4,012    $     123,283
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON GOLDMAN SACHS COMMODITY INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Altria Group, Inc.                                      18,592    $   1,389,194
Procter & Gamble Co.                                    22,649        1,310,924
PepsiCo, Inc.                                           18,833        1,112,654
Coca-Cola Co.                                           27,110        1,092,804
Kraft Foods, Inc. -- Class A                            27,338          769,291
Anheuser-Busch Cos., Inc.+                              14,980          643,541
Kimberly-Clark Corp.                                     9,950          593,517
Colgate-Palmolive Co.                                   10,660          584,701
Sysco Corp.+                                            15,550          482,827
Kellogg Co.                                             10,740          464,183
General Mills, Inc.                                      9,410          464,101
Archer-Daniels-Midland Co.+                             18,310          451,525
Sara Lee Corp.                                          23,010          434,889
WM Wrigley Jr Co.+                                       6,340          421,547
Kroger Co.*+                                            22,030          415,926
Reynolds American, Inc.+                                 4,330          412,779
Avon Products, Inc.+                                    14,057          401,327
Hershey Co.                                              7,206          398,131
Campbell Soup Co.                                       13,090          389,689
H.J. Heinz Co.                                          11,008          371,190
Safeway, Inc.+                                          15,428          365,026
ConAgra Foods, Inc.+                                    17,998          364,999
Whole Foods Market, Inc.+                                4,700          363,733
Coca-Cola Enterprises, Inc.                             17,400          333,558
Clorox Co.+                                              5,810          330,531
Brown-Forman Corp. -- Class B                            4,590          318,179
Estee Lauder Cos., Inc. -- Class A                       8,960          299,981
Albertson's, Inc.+                                      13,990          298,686
Pepsi Bottling Group, Inc.+                             10,060          287,817
UST, Inc.+                                               7,030          287,035
Tyson Foods, Inc. -- Class A                            16,410          280,611
Constellation Brands, Inc. --
    Class A*                                            10,435          273,710
Molson Coors Brewing Co. --
    Class B+                                             4,000          267,960
Dean Foods Co.*                                          6,792          255,787
Hormel Foods Corp.                                       7,254          237,061
Supervalu, Inc.                                          7,240          235,155
McCormick & Co., Inc.                                    7,369          227,849
Alberto-Culver Co. -- Class B                            4,970          227,378
Energizer Holdings, Inc.*                                4,170          207,624
Smithfield Foods, Inc.*                                  6,616          202,450
PepsiAmericas, Inc.                                      8,520          198,175
Loews Corp. - Carolina Group                             4,390          193,116
J.M. Smucker Co.                                         4,030          177,320
Del Monte Foods Co.*                                    15,720          163,960
Church & Dwight Co., Inc.                                4,900          161,847
Pilgrim's Pride Corp.                                    4,850          160,826
Corn Products International, Inc.                        6,180          147,640

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Hansen Natural Corp.*+                                   1,850    $     145,799
Flowers Foods, Inc.                                      5,070          139,729
Tootsie Roll Industries, Inc.                            4,730          136,839
Great Atlantic & Pacific Tea Co.*                        4,040          128,391
Casey's General Stores, Inc.+                            5,000          124,000
Lancaster Colony Corp.                                   3,341          123,784
Ralcorp Holdings, Inc.*                                  2,980          118,932
Universal Corp./Richmond VA                              2,710          117,506
Spectrum Brands, Inc.*+                                  5,590          113,533
NBTY, Inc.*                                              6,980          113,425
Performance Food Group Co.*+                             3,940          111,778
United Natural Foods, Inc.*                              4,230          111,672
Ruddick Corp.                                            5,220          111,082
Delta & Pine Land Co.                                    4,360          100,324
Hain Celestial Group, Inc.*+                             4,603           97,399
USANA Health Sciences, Inc.*+                            2,420           92,831
Sanderson Farms, Inc.                                    2,810           85,789
TreeHouse Foods, Inc.*                                   4,460           83,491
Lance, Inc.                                              4,480           83,462
J&J Snack Foods Corp.                                    1,376           81,748
WD-40 Co.                                                2,730           71,690
Peet's Coffee & Tea, Inc.*                               2,330           70,716
Alliance One International, Inc.                        18,030           70,317
Nash Finch Co.                                           2,564           65,331
Natures Sunshine Products, Inc.                          3,233           58,453
American Italian Pasta Co. --
    Class A+                                             6,250           42,500
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $20,448,486)                                                22,073,275
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 0.2%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $      45,961           45,961
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $45,961)                                                        45,961
                                                                  -------------
SECURITIES LENDING COLLATERAL 12.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               2,842,566        2,842,566
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,842,566)                                                  2,842,566
                                                                  -------------
TOTAL INVESTMENTS 112.6%
   (Cost $23,337,013)                                             $  24,961,802
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.6)%                                         $  (2,785,186)
                                                                  =============
NET ASSETS - 100.0%                                               $  22,176,616

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


136 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Intel Corp.                                             35,473    $     885,406
Texas Instruments, Inc.                                 15,610          500,613
Applied Materials, Inc.                                 22,051          395,595
Advanced Micro Devices, Inc.*+                           8,969          274,451
Broadcom Corp. -- Class A*                               5,530          260,739
Analog Devices, Inc.                                     7,143          256,219
Linear Technology Corp.                                  6,461          233,048
Maxim Integrated Products, Inc.+                         6,260          226,862
KLA-Tencor Corp.+                                        4,538          223,860
National Semiconductor Corp.+                            8,172          212,309
Micron Technology, Inc.*+                               15,359          204,428
Xilinx, Inc.+                                            7,999          201,655
Freescale Semiconductor, Inc. --
   Class B*                                              7,634          192,148
Microchip Technology, Inc.                               5,945          191,132
Altera Corp.*                                            9,967          184,689
Nvidia Corp.*                                            5,006          183,019
Lam Research Corp.*+                                     4,778          170,479
MEMC Electronic Materials, Inc.*                         6,849          151,842
Intersil Corp. -- Class A                                5,987          148,957
Integrated Device Technology, Inc.*                      9,734          128,294
Novellus Systems, Inc.*                                  5,303          127,908
Agere Systems, Inc.*                                     9,426          121,595
LSI Logic Corp.*+                                       14,209          113,672
Teradyne, Inc.*                                          7,793          113,544
Silicon Laboratories, Inc.*                              3,001          110,017
Fairchild Semiconductor International,
   Inc.*                                                 6,400          108,224
Atmel Corp.*                                            34,478          106,537
Cree, Inc.*+                                             3,929           99,168
Microsemi Corp.*+                                        3,538           97,861
Cypress Semiconductor Corp.*+                            6,730           95,902
Varian Semiconductor Equipment
   Associates, Inc.*+                                    2,116           92,956
International Rectifier Corp.*+                          2,822           90,022
Semtech Corp.*+                                          4,769           87,082
Cymer, Inc.*                                             2,403           85,331
PMC - Sierra, Inc.*+                                    10,267           79,159
Micrel, Inc.*                                            6,263           72,651
RF Micro Devices, Inc.*                                 13,024           70,460
ATMI, Inc.*                                              2,483           69,450
Supertex, Inc.*                                          1,495           66,154
Triquint Semiconductor, Inc.*                           14,230           63,323
Power Integrations, Inc.*                                2,625           62,501
Cabot Microelectronics Corp.*                            2,066           60,596
DSP Group, Inc.*                                         2,381           59,668
Applied Micro Circuits Corp.*                           22,767           58,511
FEI Co.*                                                 2,984           57,203

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Credence Systems Corp.*                                  7,955    $      55,367
Skyworks Solutions, Inc.*                               10,721           54,570
Standard Microsystems Corp.*                             1,883           54,023
Veeco Instruments, Inc.*                                 3,085           53,463
Kulicke & Soffa Industries, Inc.*                        6,046           53,447
Advanced Energy Industries, Inc.*                        4,498           53,211
Brooks Automation, Inc.*                                 4,162           52,150
Lattice Semiconductor Corp.*+                           11,644           50,302
Photronics, Inc.*+                                       3,291           49,562
Cohu, Inc.                                               2,162           49,445
Axcelis Technologies, Inc.*                              9,904           47,242
Ultratech, Inc.*                                         2,803           46,025
Exar Corp.*                                              3,579           44,809
LTX Corp.*                                               8,619           38,786
Actel Corp.*                                             2,995           38,126
Kopin Corp.*                                             7,113           38,055
Rudolph Technologies, Inc.*                              2,529           32,574
Pericom Semiconductor Corp.*                             3,905           31,123
ESS Technologies, Inc.*                                  7,552           25,903
Taiwan Semiconductor Manufacturing
   Co. Ltd. -- SP ADR                                       29              287
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $7,000,079)                                                  8,263,710
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 0.7%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $      56,891           56,891
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $56,891)                                                        56,891
                                                                  -------------
SECURITIES LENDING COLLATERAL 12.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               1,000,210        1,000,210
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,000,210)                                                  1,000,210
                                                                  -------------
TOTAL INVESTMENTS 112.2%
   (Cost $8,057,180)                                              $   9,320,811
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.2)%                                         $  (1,014,701)
                                                                  =============
NET ASSETS - 100.0%                                               $   8,306,110

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS                                       December 31, 2005
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Exxon Mobil Corp.                                       95,805    $   5,381,367
BP PLC -- SP ADR+                                       65,432        4,202,043
Total SA -- SP ADR+                                     28,360        3,584,704
Royal Dutch Shell  PLC -- SP ADR                        51,300        3,154,437
Chevron Corp.                                           54,603        3,099,812
ConocoPhillips+                                         41,738        2,428,317
Schlumberger Ltd.+                                      23,038        2,238,142
Burlington Resources, Inc.+                             20,800        1,792,960
Repsol YPF SA -- SP ADR                                 57,836        1,700,957
Halliburton Co.+                                        26,481        1,640,763
Occidental Petroleum Corp.+                             20,430        1,631,948
Devon Energy Corp.                                      24,783        1,549,929
Transocean, Inc.*                                       21,620        1,506,698
Valero Energy Corp.                                     28,480        1,469,568
Apache Corp.                                            20,478        1,403,152
Anadarko Petroleum Corp.                                14,597        1,383,066
Baker Hughes, Inc.+                                     22,562        1,371,318
Marathon Oil Corp.                                      22,311        1,360,302
EOG Resources, Inc.+                                    17,008        1,247,877
XTO Energy, Inc.                                        26,056        1,144,901
Williams Cos., Inc.+                                    45,810        1,061,418
Weatherford International Ltd.*+                        29,292        1,060,370
Nabors Industries Ltd.*+                                13,660        1,034,745
BJ Services Co.                                         27,575        1,011,175
Amerada Hess Corp.                                       7,740          981,587
Kinder Morgan, Inc.                                     10,520          967,314
Murphy Oil Corp.+                                       17,895          966,151
Peabody Energy Corp.                                    11,700          964,314
Kerr-McGee Corp.                                        10,584          961,662
Sunoco, Inc.                                            12,206          956,706
Diamond Offshore Drilling, Inc.+                        13,651          949,563
National-Oilwell Varco, Inc.*                           15,044          943,259
Noble Corp.                                             13,200          931,128
Chesapeake Energy Corp.+                                29,305          929,848
Smith International, Inc.+                              23,158          859,393
El Paso Corp.+                                          67,400          819,584
Pioneer Natural Resources Co.                           15,250          781,867
Noble Energy, Inc.                                      18,900          761,670
Newfield Exploration Co.*                               15,099          756,007
ENSCO International, Inc.+                              16,580          735,323
Consol Energy, Inc.                                     11,100          723,498
Grant Prideco, Inc.*+                                   16,334          720,656
Southwestern Energy Co.*                                19,392          696,948
Patterson-UTI Energy, Inc.                              20,301          668,918
Pride International, Inc.*                              21,517          661,648
Cooper Cameron Corp.*+                                  15,774          653,044
Arch Coal, Inc.                                          8,200          651,900
Tesoro Corp.                                             9,600          590,880
Rowan Cos., Inc.                                        16,450          586,278
Cimarex Energy Co.*+                                    13,100          563,431

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Western Gas Resources, Inc.                             11,900    $     560,371
Range Resources Corp.                                   21,150          557,091
Vintage Petroleum, Inc.                                 10,323          550,526
Helmerich & Payne, Inc.                                  8,693          538,184
FMC Technologies, Inc.*                                 12,420          533,066
Quicksilver Resources, Inc.*+                           12,605          529,536
Cal Dive International, Inc.*+                          14,339          514,627
Plains Exploration & Production
   Co.*+                                                12,800          508,544
Forest Oil Corp.*                                       10,750          489,877
Pogo Producing Co.+                                      9,800          488,138
Massey Energy Co.+                                      12,500          473,375
Denbury Resources, Inc.*                                20,700          471,546
Unit Corp.*                                              8,523          469,021
Tidewater, Inc.+                                        10,100          449,046
St. Mary Land & Exploration Co.+                        11,665          429,389
Dresser-Rand Group, Inc.*                               17,524          423,730
Maverick Tube Corp.*+                                   10,600          422,516
Cabot Oil & Gas Corp.                                    9,300          419,430
Frontier Oil Corp.                                      11,100          416,583
Overseas Shipholding Group, Inc.                         8,174          411,888
Lone Star Technologies, Inc.*                            7,350          379,701
SEACOR Holdings, Inc.*                                   5,308          361,475
Hanover Compressor Co.*                                 25,458          359,212
Oceaneering International, Inc.*+                        6,700          333,526
Veritas DGC, Inc.*+                                      9,388          333,180
Swift Energy Co.*+                                       7,348          331,174
Atwood Oceanics, Inc.*                                   4,224          329,599
CARBO Ceramics, Inc.                                     5,800          327,816
Stone Energy Corp.*                                      6,900          314,157
Hydril Co.*+                                             4,885          305,801
Penn Virginia Corp.                                      5,300          304,220
Tetra Technologies, Inc.*                                9,967          304,193
Remington Oil & Gas Corp.*                               8,190          298,935
World Fuel Services Corp.                                8,300          279,876
Offshore Logistics, Inc.*                                7,513          219,380
Petroleum Development Corp.*                             6,306          210,242
Input/Output, Inc.*+                                    29,000          203,870
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $58,878,708)                                                83,095,387
                                                                  -------------


138 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.3%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     273,818    $     273,818
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $273,818)                                                      273,818
                                                                  -------------
SECURITIES LENDING COLLATERAL 17.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                              14,834,598       14,834,598
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $14,834,598)                                                14,834,598
                                                                  -------------
TOTAL INVESTMENTS 117.7%
   (Cost $73,987,124)                                             $  98,203,803
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (17.7)%                                         $ (14,766,475)
                                                                  =============
NET ASSETS - 100.0%                                               $  83,437,328

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Schlumberger Ltd.+                                      75,023    $   7,288,485
Halliburton Co.+                                        86,293        5,346,714
Transocean, Inc.*                                       70,368        4,903,946
Baker Hughes, Inc.+                                     73,358        4,458,699
Weatherford International Ltd.*+                        95,512        3,457,535
Nabors Industries Ltd.*+                                44,532        3,373,299
BJ Services Co.+                                        89,693        3,289,042
Diamond Offshore Drilling, Inc.+                        44,423        3,090,064
National-Oilwell Varco, Inc.*                           49,134        3,080,702
Noble Corp.                                             42,917        3,027,365
Smith International, Inc.+                              75,340        2,795,867
ENSCO International, Inc.+                              53,915        2,391,130
Grant Prideco, Inc.*+                                   53,160        2,345,419
Patterson-UTI Energy, Inc.                              66,242        2,182,674
Pride International, Inc.*                              69,903        2,149,517
Cooper Cameron Corp.*+                                  51,252        2,121,833
Rowan Cos., Inc.                                        53,520        1,907,453
Helmerich & Payne, Inc.                                 28,378        1,756,882
FMC Technologies, Inc.*+                                40,347        1,731,693
Cal Dive International, Inc.*+                          46,657        1,674,520
Unit Corp.*                                             27,604        1,519,048
Tidewater, Inc.+                                        32,919        1,463,579
Maverick Tube Corp.*+                                   34,714        1,383,700
Dresser-Rand Group, Inc.*                               56,961        1,377,317
Lone Star Technologies, Inc.*                           24,059        1,242,888
SEACOR Holdings, Inc.*                                  17,343        1,181,058
Hanover Compressor Co.*                                 82,827        1,168,689
Oceaneering International, Inc.*+                       21,746        1,082,516
Veritas DGC, Inc.*+                                     30,495        1,082,268
Atwood Oceanics, Inc.*+                                 13,655        1,065,500
CARBO Ceramics, Inc.                                    18,748        1,059,637
Hydril Co.*+                                            15,993        1,001,162
Tetra Technologies, Inc.*                               32,489          991,564
Offshore Logistics, Inc.*                               24,396          712,363
Input/Output, Inc.*+                                    94,344          663,238
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $54,759,514)                                                79,367,366
                                                                  -------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.1%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $      85,940    $      85,940
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $85,940)                                                        85,940
                                                                  -------------
SECURITIES LENDING COLLATERAL 22.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                              18,270,117       18,270,117
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $18,270,117)                                                18,270,117
                                                                  -------------
TOTAL INVESTMENTS 122.6%
   (Cost $73,115,571)                                             $  97,723,423
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (22.6)%                                         $ (18,001,711)
                                                                  =============
NET ASSETS - 100.0%                                               $  79,721,712

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


140 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

American International Group, Inc.                      10,042    $     685,166
Citigroup, Inc.                                         13,120          636,714
Bank of America Corp.+                                  11,433          527,633
Wachovia Corp.                                           8,775          463,846
Capital One Financial Corp.                              5,268          455,196
J.P. Morgan Chase & Co.+                                11,224          445,481
Freddie Mac                                              6,550          428,042
Fannie Mae                                               8,190          399,754
Goldman Sachs Group, Inc.                                2,980          380,576
Bank of New York Co., Inc.                              11,790          375,511
Morgan Stanley                                           6,600          374,484
PNC Financial Services Group, Inc.                       5,890          364,179
Lehman Brothers Holdings, Inc.+                          2,756          353,237
National City Corp.+                                    10,500          352,485
Wells Fargo & Co.                                        5,597          351,660
MBNA Corp.                                              12,773          346,787
U.S. Bancorp                                            11,520          344,333
Golden West Financial Corp.                              5,140          339,240
Countrywide Financial Corp.+                             9,664          330,412
Prudential Financial, Inc.                               4,460          326,427
CIT Group, Inc.                                          6,220          322,072
Mellon Financial Corp.                                   9,330          319,552
Regions Financial Corp.+                                 9,330          318,713
State Street Corp.                                       5,730          317,671
SunTrust Banks, Inc.                                     4,326          314,760
Fifth Third Bancorp+                                     8,190          308,927
Washington Mutual, Inc.+                                 6,981          303,673
Bear Stearns Cos., Inc.+                                 2,620          302,689
MetLife, Inc.+                                           6,170          302,330
SLM Corp.+                                               5,332          293,740
Hartford Financial Services Group,
    Inc.                                                 3,410          292,885
Huntington Bancshares, Inc.                             12,120          287,850
AmeriCredit Corp.*                                      11,190          286,800
Allstate Corp.                                           5,210          281,705
Franklin Resources, Inc.                                 2,990          281,090
Nationwide Financial Services, Inc.                      6,350          279,400
Comerica, Inc.                                           4,910          278,692
Fulton Financial Corp.                                  15,554          273,750
Sovereign Bancorp, Inc.+                                12,640          273,277
Moody's Corp.                                            4,420          271,476
Progressive Corp.+                                       2,290          267,426
St. Paul Travelers Cos., Inc.                            5,980          267,127
Federated Investors, Inc. -- Class B                     7,200          266,688
American Express Co.                                     5,176          266,357
KKR Financial Corp.                                     10,970          263,170
Valley National Bancorp                                 10,810          260,521
Associated Banc-Corp.+                                   7,890          256,819
Wilmington Trust Corp.                                   6,550          254,860
American Financial Group, Inc./OH+                       6,650          254,761
AFLAC, Inc.                                              5,400          250,668
Marsh & McLennan Cos., Inc.+                             7,860          249,634

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Charles Schwab Corp.                                    16,860    $     247,336
Whitney Holding Corp.                                    8,860          244,182
Commerce Bancorp, Inc./NJ+                               7,040          242,246
Hudson City Bancorp, Inc.                               19,810          240,097
Chubb Corp.                                              2,450          239,242
First Horizon National Corp.                             6,220          239,097
PMI Group, Inc.+                                         5,800          238,206
Raymond James Financial, Inc.+                           6,320          238,074
ACE Ltd.                                                 4,450          237,808
BB&T Corp.+                                              5,570          233,439
E*Trade Financial Corp.*+                               11,135          232,276
Loews Corp.                                              2,438          231,244
North Fork Bancorporation, Inc.                          8,422          230,426
Merrill Lynch & Co., Inc.                                3,390          229,605
Astoria Financial Corp.                                  7,710          226,674
TCF Financial Corp.                                      8,350          226,619
SEI Investments Co.                                      6,060          224,220
Northern Trust Corp.                                     4,260          220,753
Principal Financial Group, Inc.                          4,650          220,549
KeyCorp+                                                 6,502          214,111
New York Community Bancorp,
    Inc.+                                               12,940          213,769
Conseco, Inc.*+                                          9,170          212,469
Marshall & Ilsley Corp.                                  4,930          212,187
Aon Corp.                                                5,890          211,745
T. Rowe Price Group, Inc.                                2,880          207,446
Chicago Mercantile Exchange
    Holdings, Inc.+                                        562          206,529
Glenborough Realty Trust, Inc.                          11,130          201,453
Protective Life Corp.                                    4,590          200,904
Simon Property Group, Inc.+                              2,620          200,771
Legg Mason, Inc.                                         1,670          199,882
Colonial BancGroup, Inc.                                 8,350          198,897
Genworth Financial, Inc. -- Class A                      5,730          198,143
Popular, Inc.                                            9,330          197,329
Arthur J. Gallagher & Co.+                               6,390          197,323
Ameritrade Holding Corp.*+                               8,080          193,920
Leucadia National Corp.+                                 4,030          191,264
Ambac Financial Group, Inc.                              2,460          189,568
Commerce Bancshares, Inc.                                3,608          188,049
Jefferson-Pilot Corp.                                    3,270          186,161
Zions Bancorporation                                     2,440          184,366
UnumProvident Corp.+                                     8,050          183,137
Radian Group, Inc.+                                      3,108          182,098
Compass Bancshares, Inc.                                 3,770          182,053
SVB Financial Group*+                                    3,886          182,020
Torchmark Corp.                                          3,270          181,812
CNA Financial Corp.*                                     5,530          180,997
General Growth Properties, Inc.+                         3,833          180,113
UnionBanCal Corp.                                        2,620          180,046
Brown & Brown, Inc.                                      5,890          179,881
Commercial Net Lease Realty                              8,810          179,460
M&T Bank Corp.                                           1,640          178,842
Nuveen Investments, Inc. -- Class A                      4,140          176,447


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

W.R. Berkley Corp.                                       3,690    $     175,718
People's Bank/ Bridgeport CT+                            5,570          173,004
SAFECO Corp.                                             2,950          166,675
Mercantile Bankshares Corp.                              2,950          166,498
XL Capital Ltd.+                                         2,460          165,755
Lincoln National Corp.+                                  3,110          164,923
Assurant, Inc.+                                          3,770          163,957
Vornado Realty Trust+                                    1,901          158,676
Westcorp                                                 2,370          157,866
Host Marriott Corp.+                                     8,140          154,253
Boston Properties, Inc.                                  2,030          150,484
Everest Re Group Ltd.                                    1,490          149,521
WFS Financial, Inc.*                                     1,960          149,254
Allied Capital Corp.+                                    5,080          149,200
The St. Joe Co.+                                         2,210          148,556
MBIA, Inc.+                                              2,460          147,994
Equity Residential                                       3,770          147,482
CenterPoint Properties Trust                             2,950          145,966
Markel Corp.*                                              460          145,843
Fidelity National Financial, Inc.                        3,930          144,585
Public Storage, Inc.                                     2,130          144,244
Unitrin, Inc.                                            3,160          142,358
Equity Office Properties Trust+                          4,590          139,215
Cincinnati Financial Corp.                               3,110          138,955
ProLogis                                                 2,950          137,824
CB Richard Ellis Group, Inc. --
    Class A*                                             2,333          137,297
Rayonier, Inc.+                                          3,440          137,084
Archstone-Smith Trust                                    3,270          136,980
American Financial Realty Trust                         11,300          135,600
Mercury General Corp.+                                   2,290          133,324
AmSouth Bancorp+                                         5,080          133,147
Essex Property Trust, Inc.+                              1,440          132,768
First American Corp.+                                    2,920          132,276
Synovus Financial Corp.                                  4,750          128,297
AvalonBay Communities, Inc.                              1,420          126,735
Macerich Co.+                                            1,870          125,552
KIMCO Realty Corp.                                       3,900          125,112
New Century Financial Corp.+                             3,440          124,081
Erie Indemnity Co. -- Class A                            2,290          121,828
HCC Insurance Holdings, Inc.+                            4,090          121,391
BRE Properties, Inc. -- Class A                          2,620          119,158
Forest City Enterprises, Inc. --
    Class A                                              3,110          117,962
Realty Income Corp.                                      5,400          116,748
Thornburg Mortgage, Inc.+                                4,420          115,804
SL Green Realty Corp.                                    1,470          112,293
Plum Creek Timber Co., Inc. (REIT)                       3,110          112,115
Regency Centers Corp.+                                   1,880          110,826
CBL & Associates Properties, Inc.                        2,776          109,680
Trizec Properties, Inc.+                                 4,750          108,870
Student Loan Corp.                                         520          108,800

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Federal Realty Investment Trust                          1,770    $     107,350
Global Signal, Inc.                                      2,460          106,174
Apartment Investment &
    Management Co. -- Class A+                           2,780          105,279
United Dominion Realty Trust, Inc.+                      4,420          103,605
Old Republic International Corp.                         3,930          103,202
Shurgard Storage Centers, Inc. --
    Class A                                              1,800          102,078
Mills Corp.+                                             2,390          100,237
Developers Diversified Realty Corp.                      2,130          100,153
Duke Realty Corp.                                        2,950           98,530
Pan Pacific Retail Properties, Inc.                      1,470           98,328
AMB Property Corp.                                       1,960           96,373
Camden Property Trust                                    1,640           94,989
Ventas, Inc.+                                            2,950           94,459
Crescent Real Estate EQT Co.                             4,750           94,145
Liberty Property Trust+                                  1,960           83,986
iStar Financial, Inc.                                    2,320           82,708
Arden Realty, Inc.                                       1,800           80,694
Health Care Property Investors,
    Inc.+                                                3,110           79,492
Weingarten Realty Investors                              1,960           74,108
Reckson Associates Realty Corp.                          1,960           70,521
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $34,643,891)                                                36,654,476
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 0.3%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     131,013          131,013
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $131,013)                                                      131,013
                                                                  -------------
SECURITIES LENDING COLLATERAL 16.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               5,885,773        5,885,773
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,885,773)                                                  5,885,773
                                                                  -------------
TOTAL INVESTMENTS 115.8%
   (Cost $40,660,677)                                             $  42,671,262
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (15.8)%                                         $  (5,831,778)
                                                                  =============
NET ASSETS - 100.0%                                               $  36,839,484

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

      REIT -- REAL ESTATE INVESTMENT TRUST.


142 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Johnson & Johnson, Inc.                                 52,328    $   3,144,913
Pfizer, Inc.                                           128,498        2,996,573
Genentech, Inc.*+                                       20,940        1,936,950
Amgen, Inc.*+                                           24,540        1,935,224
UnitedHealth Group, Inc.                                30,109        1,870,973
Merck & Co., Inc.                                       47,945        1,525,130
Medtronic, Inc.                                         26,403        1,520,021
Eli Lilly & Co.                                         25,136        1,422,446
Abbott Laboratories                                     34,874        1,375,082
Wyeth                                                   29,397        1,354,320
WellPoint, Inc.*                                        16,234        1,295,294
Bristol-Myers Squibb Co.                                47,484        1,091,182
Schering-Plough Corp.                                   40,434          843,049
Cardinal Health, Inc.                                   11,432          785,950
Aetna, Inc.                                              7,892          744,295
Baxter International, Inc.                              18,525          697,466
Gilead Sciences, Inc.*+                                 12,931          680,559
HCA, Inc.                                               13,059          659,479
Caremark Rx, Inc.*                                      12,571          651,052
Guidant Corp.                                            9,257          599,391
Boston Scientific Corp.*+                               23,774          582,225
St. Jude Medical, Inc.*                                 11,268          565,654
Genzyme Corp.*                                           7,744          548,120
Stryker Corp.                                           12,219          542,890
Becton, Dickinson & Co.                                  8,850          531,708
Medco Health Solutions, Inc.*                            9,386          523,739
Zimmer Holdings, Inc.*                                   7,570          510,521
McKesson Corp.                                           9,700          500,423
Biogen Idec, Inc.*+                                     10,854          492,012
Allergan, Inc.+                                          4,475          483,121
CIGNA Corp.+                                             4,150          463,555
Forest Laboratories, Inc.*                              11,098          451,467
Express Scripts, Inc.*                                   4,904          410,955
Celgene Corp.*+                                          6,027          390,550
Quest Diagnostics, Inc.                                  7,110          366,023
Humana, Inc.*+                                           6,255          339,834
Biomet, Inc.+                                            9,100          332,787
Fisher Scientific International, Inc.*                   5,212          322,414
Coventry Health Care, Inc.*                              5,650          321,824
Medimmune, Inc.*                                         9,019          315,845
AmerisourceBergen Corp.+                                 7,620          315,468
Chiron Corp.*                                            7,041          313,043
IVAX Corp.*                                              9,966          312,235
C.R. Bard, Inc.                                          4,444          292,948
Laboratory Corporation of
    America Holdings*+                                   5,334          287,236
Hospira, Inc.*                                           6,276          268,487
Omnicare, Inc.+                                          4,663          266,817
Barr Pharmaceuticals, Inc.*                              4,150          258,503
Varian Medical Systems, Inc.*                            5,130          258,244

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Sepracor, Inc.*+                                         4,700    $     242,520
Health Net, Inc.*+                                       4,676          241,048
IMS Health, Inc.                                         9,165          228,392
Health Management Associates,
    Inc. -- Class A+                                     9,730          213,671
Applera Corp. - Applied Biosystems
    Group+                                               7,921          210,382
DaVita, Inc.*                                            4,104          207,827
Patterson Cos., Inc.*                                    6,007          200,634
Mylan Laboratories, Inc.                                 9,800          195,608
Thermo Electron Corp.*                                   6,300          189,819
Waters Corp.*                                            4,993          188,735
Watson Pharmaceuticals, Inc.*                            5,700          185,307
King Pharmaceuticals, Inc.*                             10,830          183,244
Intuitive Surgical, Inc.*+                               1,560          182,941
Dade Behring Holdings, Inc.                              4,220          172,556
Endo Pharmaceuticals Holdings,
    Inc.*                                                5,700          172,482
Henry Schein, Inc.*                                      3,916          170,894
Bausch & Lomb, Inc.                                      2,510          170,429
Beckman Coulter, Inc.                                    2,966          168,765
Pharmaceutical Product
    Development, Inc.                                    2,671          165,468
Cerner Corp.*+                                           1,800          163,638
Lincare Holdings, Inc.*                                  3,900          163,449
Cephalon, Inc.*+                                         2,520          163,145
Cytyc Corp.*                                             5,773          162,972
Tenet Healthcare Corp.*+                                21,234          162,652
Invitrogen Corp.*+                                       2,414          160,869
Advanced Medical Optics, Inc.*                           3,800          158,840
Millipore Corp.*                                         2,400          158,496
Triad Hospitals, Inc.*                                   4,020          157,705
Inamed Corp.*                                            1,760          154,317
Charles River Laboratories
    International, Inc.*+                                3,621          153,422
Affymetrix, Inc.*+                                       3,210          153,277
Community Health Systems, Inc.*+                         3,917          150,178
Protein Design Labs, Inc.*+                              5,238          148,864
Manor Care, Inc.+                                        3,730          148,342
Hillenbrand Industries, Inc.                             3,000          148,230
Renal Care Group, Inc.*                                  3,100          146,661
Millennium Pharmaceuticals, Inc.*+                      14,943          144,947
ImClone Systems, Inc.*                                   4,118          141,000
Covance, Inc.*                                           2,900          140,795
American Pharmaceutical Partners,
    Inc.*+                                               3,600          139,644
Kinetic Concepts, Inc.*                                  3,462          137,649
Emdeon Corp.*                                           16,100          136,206
Respironics, Inc.*                                       3,670          136,047
Vertex Pharmaceuticals, Inc.*+                           4,818          133,314
ResMed, Inc.*+                                           3,400          130,254
Pediatrix Medical Group, Inc.*                           1,400          123,998


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Kos Pharmaceuticals, Inc.*                               2,300    $     118,979
VCA Antech, Inc.*                                        4,200          118,440
Gen-Probe, Inc.*                                         2,400          117,096
Cooper Cos., Inc.+                                       2,200          112,860
LifePoint Hospitals, Inc.*                               3,000          112,500
Universal Health Services, Inc. --
    Class B                                              2,400          112,176
Sierra Health Services, Inc.*                            1,400          111,944
Mentor Corp.                                             2,400          110,592
Edwards Lifesciences Corp.*                              2,600          108,186
Idexx Laboratories, Inc.*                                1,500          107,970
Techne Corp.*                                            1,900          106,685
Steris Corp.                                             4,000          100,080
Valeant Pharmaceuticals
    International                                        5,200           94,016
Medicis Pharmaceutical Corp. --
    Class A+                                             2,900           92,945
Hologic, Inc.*                                           2,400           91,008
Sybron Dental Specialties, Inc.*                         2,270           90,369
American Healthways, Inc.*                               1,900           85,975
OSI Pharmaceuticals, Inc.*+                              3,013           84,485
Perrigo Co.                                              5,600           83,496
United Surgical Partners
    International, Inc.*                                 2,580           82,947
PerkinElmer, Inc.                                        3,500           82,460
Sunrise Senior Living, Inc.*+                            2,400           80,904
MGI Pharma, Inc.*                                        4,700           80,652
Chemed Corp.                                             1,600           79,488
American Medical Systems
    Holdings, Inc.*                                      4,400           78,452
Diagnostic Products Corp.                                1,600           77,680
Integra LifeSciences Holdings
    Corp.*                                               2,100           74,466
Haemonetics Corp./MA*                                    1,500           73,290
Biosite, Inc.*+                                          1,300           73,177
Apria Healthcare Group, Inc.*                            3,003           72,402
Alpharma, Inc. -- Class A                                2,500           71,275
Par Pharmaceutical Cos., Inc.*+                          2,200           68,948
Immucor, Inc.*                                           2,900           67,744
Owens & Minor, Inc.                                      2,400           66,072
Centene Corp.*                                           2,500           65,725
Invacare Corp.                                           2,000           62,980
AMERIGROUP Corp.*                                        3,200           62,272
LCA-Vision, Inc.                                         1,300           61,763
Regeneron Pharmaceuticals, Inc.*                         3,800           60,610
Varian, Inc.*                                            1,500           59,685
ArthroCare Corp.*+                                       1,400           58,996
Viasys Healthcare, Inc.*                                 2,200           56,540
Cyberonics, Inc.*                                        1,700           54,910

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Dionex Corp.*                                            1,100    $      53,988
Dendrite International, Inc.*                            3,700           53,317
Martek Biosciences Corp.*+                               2,100           51,681
Intermagnetics General Corp.*                            1,600           51,040
SurModics, Inc.*+                                        1,300           48,087
NDCHealth Corp.*                                         2,500           48,075
AmSurg Corp.*                                            2,100           48,006
Analogic Corp.                                           1,000           47,850
Vital Signs, Inc.                                        1,100           47,102
DJ Orthopedics, Inc.*                                    1,700           46,886
Parexel International Corp.*                             2,300           46,598
Amedisys, Inc.*+                                         1,100           46,464
Conmed Corp.*                                            1,900           44,954
ICU Medical, Inc.*                                       1,100           43,131
Odyssey HealthCare, Inc.*                                2,200           41,008
PolyMedica Corp.                                         1,200           40,164
Datascope Corp.                                          1,200           39,660
Connetics Corp.*+                                        2,600           37,570
Cambrex Corp.                                            2,000           37,540
Greatbatch, Inc.*                                        1,400           36,414
Laserscope*                                              1,610           36,161
Merit Medical Systems, Inc.*                             2,800           33,992
RehabCare Group, Inc.*                                   1,500           30,300
Cross Country Healthcare, Inc.*                          1,700           30,226
Gentiva Health Services, Inc.*                           2,000           29,480
DENTSPLY International, Inc.                               500           26,845
Kensey Nash Corp.*                                       1,200           26,436
SFBC International, Inc.*+                               1,600           25,616
Enzo Biochem, Inc.*+                                     2,000           24,840
Savient Pharmaceuticals, Inc.*                           6,500           24,310
CNS, Inc.                                                1,073           23,509
Arqule, Inc.*                                            3,500           21,420
Possis Medical, Inc.*                                    2,100           20,895
BioLase Technology, Inc.+                                2,400           19,176
Noven Pharmaceuticals, Inc.*+                            1,200           18,156
Symbion, Inc.*                                             740           17,020
Genesis HealthCare Corp.*                                  353           12,892
Bradley Pharmaceuticals, Inc.*+                          1,300           12,350
Osteotech, Inc.*                                         2,200           10,934
Theragenics Corp.*                                       3,600           10,872
CryoLife, Inc.*                                          3,100           10,354
Hooper Holmes, Inc.                                      3,200            8,160
Angiotech Pharmaceuticals, Inc.*                           450            5,918
American Dental Partners, Inc.*                            165            2,983
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $44,864,715)                                                51,433,250
                                                                  -------------


144 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     251,697    $     251,697
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $251,697)                                                      251,697
                                                                  -------------
SECURITIES LENDING COLLATERAL 11.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               5,834,092        5,834,092
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,834,092)                                                  5,834,092
                                                                  -------------
TOTAL INVESTMENTS 111.3%
   (Cost $50,950,504)                                             $  57,519,039
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (11.3)%                                         $  (5,827,454)
                                                                  =============
NET ASSETS - 100.0%                                               $  51,691,585

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 145

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   INTERNET FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Google, Inc. -- Class A*+                                3,852    $   1,598,041
Cisco Systems, Inc.*                                    92,837        1,589,369
Time Warner, Inc.                                       76,918        1,341,450
Qualcomm, Inc.                                          29,888        1,287,575
Yahoo!, Inc.*+                                          32,005        1,253,956
eBay, Inc.*+                                            28,542        1,234,442
Amazon.com, Inc.*+                                      15,018          708,099
Symantec Corp.*                                         35,898          628,215
Sun Microsystems, Inc.*                                144,325          604,722
Qwest Communications
    International, Inc.*                               103,671          585,741
Juniper Networks, Inc.*+                                25,405          566,532
Broadcom Corp. -- Class A*                              12,001          565,847
Research In Motion, Ltd.*+                               8,023          529,598
Intuit, Inc.*+                                           9,917          528,576
IAC/InterActiveCorp*+                                   18,375          520,196
E*Trade Financial Corp.*+                               22,990          479,571
Red Hat, Inc.*+                                         14,391          392,011
VeriSign, Inc.*+                                        17,469          382,920
Monster Worldwide, Inc.*+                                9,300          379,626
Siebel Systems, Inc.+                                   33,636          355,869
CheckFree Corp.*                                         7,401          339,706
Adobe Systems, Inc.                                      9,113          336,816
Check Point Software Technologies
    Ltd.*                                               15,997          321,540
BEA Systems, Inc.*                                      33,054          310,708
McAfee, Inc.*+                                          11,263          305,565
F5 Networks, Inc.*+                                      4,760          272,224
Emdeon Corp.*                                           27,234          230,400
Foundry Networks, Inc.*+                                16,675          230,282
Internet Security Systems, Inc.*                        10,833          226,951
CNET Networks, Inc.*+                                   15,294          224,669
aQuantive, Inc.*+                                        8,790          221,860
Ciena Corp.*                                            73,460          218,176
Websense, Inc.*                                          3,282          215,430
RealNetworks, Inc.*                                     27,040          209,830
Palm, Inc.*+                                             6,523          207,431
EarthLink, Inc.*                                        18,059          200,636
Netflix, Inc.*+                                          6,984          188,987
TIBCO Software, Inc.*                                   24,723          184,681
Digital Insight Corp.*                                   5,710          182,834
Digital River, Inc.*+                                    4,990          148,403
United Online, Inc.                                     10,318          146,722
WebEx Communications, Inc.*                              6,750          146,003
webMethods, Inc.*                                       14,350          110,639
S1 Corp.*                                               21,466           93,377
Expedia, Inc.*+                                          2,063           49,429
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $18,439,634)                                                20,855,655
                                                                  -------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     129,100    $     129,100
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $129,100)                                                      129,100
                                                                  -------------
SECURITIES LENDING COLLATERAL 23.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               4,947,937        4,947,937
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,947,937)                                                  4,947,937
                                                                  -------------
TOTAL INVESTMENTS 123.7%
   (Cost $23,516,671)                                             $  25,932,692
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.7)%                                         $  (4,973,834)
                                                                  =============
NET ASSETS - 100.0%                                               $  20,958,858

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


146 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Time Warner, Inc.                                       42,616    $     743,223
The Walt Disney Co.                                     24,874          596,230
Viacom, Inc. -- Class B*                                17,680          576,368
McDonald's Corp.                                        16,355          551,491
Carnival Corp.+                                         10,000          534,700
News Corp. -- Class A                                   32,238          501,301
Starbucks Corp.*                                        15,026          450,930
Marriott International, Inc. --
    Class A                                              5,475          366,661
Las Vegas Sands Corp.*+                                  8,960          353,651
Yum! Brands, Inc.                                        7,275          341,052
Electronic Arts, Inc.*+                                  6,285          328,768
Harrah's Entertainment, Inc.                             4,479          319,308
Starwood Hotels & Resorts
    Worldwide, Inc.+                                     4,911          313,616
International Game Technology,
    Inc.+                                               10,066          309,832
Hilton Hotels Corp.                                     11,587          279,363
MGM Mirage, Inc.*+                                       7,104          260,504
Wendy's International, Inc.                              4,497          248,504
Darden Restaurants, Inc.+                                6,359          247,238
Pixar*+                                                  4,346          229,121
Wynn Resorts Ltd.*+                                      4,099          224,830
Eastman Kodak Co.+                                       9,195          215,163
Mattel, Inc.                                            13,594          215,057
Boyd Gaming Corp.                                        4,100          195,406
Hasbro, Inc.+                                            9,543          192,578
Station Casinos, Inc.                                    2,740          185,772
Brunswick Corp.                                          4,540          184,596
Choice Hotels International, Inc.                        4,124          172,218
Outback Steakhouse, Inc.+                                4,056          168,770
GTECH Holdings Corp.                                     5,204          165,175
Activision, Inc.*+                                      11,463          157,502
Warner Music Group Corp.                                 7,810          150,499
Penn National Gaming, Inc.*                              4,280          141,026
Brinker International, Inc.                              3,550          137,243
Cheesecake Factory, Inc.*                                3,670          137,221
SCP Pool Corp.                                           3,550          132,131
Panera Bread Co. -- Class A*+                            1,990          130,703
Scientific Games Corp. -- Class A*+                      4,730          129,034
Applebee's International, Inc.                           5,680          128,311
CBRL Group, Inc.+                                        3,650          128,298
Sonic Corp.*                                             4,300          126,850
Polaris Industries, Inc.                                 2,482          124,596
Ruby Tuesday, Inc.                                       4,540          117,541
Marvel Entertainment, Inc.*+                             6,939          113,661
Jack in the Box, Inc.*+                                  3,205          111,951
THQ, Inc.*                                               4,659          111,117
Regal Entertainment Group --
    Class A+                                             5,820          110,696

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

P.F. Chang's China Bistro, Inc.*+                        2,170    $     107,697
Pinnacle Entertainment, Inc.*                            4,140          102,299
Rare Hospitality International, Inc.*                    3,350          101,807
IHOP Corp.                                               2,170          101,795
CKX, Inc.*                                               7,300           94,900
CEC Entertainment, Inc.*                                 2,760           93,950
DreamWorks Animation SKG,
    Inc. -- Class A*                                     3,750           92,100
Bob Evans Farms, Inc.                                    3,950           91,087
Papa John's International, Inc.*                         1,527           90,566
Callaway Golf Co.                                        6,270           86,777
Take-Two Interactive Software,
    Inc.*+                                               4,890           86,553
Red Robin Gourmet Burgers, Inc.*+                        1,580           80,517
Jakks Pacific, Inc.*+                                    3,804           79,656
WMS Industries, Inc.*+                                   3,120           78,281
Aztar Corp.*                                             2,560           77,798
International Speedway Corp. --
    Class A                                              1,580           75,682
Shuffle Master, Inc.*+                                   2,960           74,414
Steak n Shake Co.*                                       4,340           73,563
Ryan's Restaurant Group, Inc.*                           5,920           71,395
Nautilus, Inc.+                                          3,350           62,511
O'Charleys, Inc.*                                        3,795           58,860
K2, Inc.*                                                5,720           57,829
Lone Star Steakhouse & Saloon, Inc.                      2,370           56,264
Landry's Restaurants, Inc.                               1,990           53,153
Bally Total Fitness Holding Corp.*                       8,090           50,805
Krispy Kreme Doughnuts, Inc.*+                           8,545           49,048
Multimedia Games, Inc.*+                                 4,770           44,123
4Kids Entertainment, Inc.*                               2,564           40,229
Napster, Inc.*                                           8,880           31,258
Meade Instruments Corp.*                                10,520           28,720
CKE Restaurants, Inc.                                    1,050           14,186
Domino's Pizza, Inc.                                       550           13,310
Gaylord Entertainment Co.*                                 280           12,205
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $11,916,154)                                                13,893,144
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $      86,636           86,636
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $86,636)                                                        86,636
                                                                  -------------


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 15.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                           $   2,203,343    $   2,203,343
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,203,343)                                                  2,203,343
                                                                  -------------
TOTAL INVESTMENTS 115.9%
   (Cost $14,206,133)                                             $  16,183,123
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (15.9)%                                         $  (2,222,345)
                                                                  =============
NET ASSETS - 100.0%                                               $  13,960,778

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


148 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.7%

Newmont Mining Corp.+                                  177,038    $   9,453,829
Freeport-McMoRan Copper &
   Gold, Inc. -- Class B+                              123,216        6,629,021
Placer Dome, Inc.                                      202,232        4,637,180
Barrick Gold Corp.+                                    157,597        4,392,228
Goldcorp, Inc.+                                        185,358        4,129,776
AngloGold Ashanti Ltd. --
   SP ADR+                                              74,033        3,652,048
Gold Fields Ltd. -- SP ADR+                            176,813        3,117,213
Glamis Gold Ltd.*+                                     101,142        2,779,382
Harmony Gold Mining Co. Ltd. --
   SP ADR*+                                            192,433        2,511,251
Agnico-Eagle Mines Ltd.+                               118,453        2,340,631
Royal Gold, Inc.+                                       67,318        2,337,954
Pan American Silver Corp.*+                            108,671        2,046,275
Crystallex International Corp.*+                       929,957        2,008,707
Coeur d'Alene Mines Corp.*                             496,213        1,984,852
Meridian Gold, Inc.*                                    90,072        1,969,875
Kinross Gold Corp.*                                    207,496        1,913,113
Cia de Minas Buenaventura SA --
   SP ADR                                               60,610        1,715,263
Bema Gold Corp.*                                       569,976        1,658,630
Silver Standard Resources, Inc.*+                       97,988        1,500,196
Randgold Resources Ltd. --
   SP ADR*+                                             92,997        1,500,042
Apex Silver Mines Ltd.*                                 82,788        1,316,329
Stillwater Mining Co.*                                 109,713        1,269,379
Hecla Mining Co.*+                                     295,894        1,201,330
Golden Star Resources Ltd.*+                           369,481          979,125
Novagold Resources, Inc.*                              106,826          972,117
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $50,184,304)                                                68,015,746
                                                                  -------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.8%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     580,118    $     580,118
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $580,118)                                                      580,118
                                                                  -------------
SECURITIES LENDING COLLATERAL 32.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                              22,216,360       22,216,360
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $22,216,360)                                                22,216,360
                                                                  -------------
TOTAL INVESTMENTS 133.1%
   (Cost $72,980,782)                                             $  90,812,224
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (33.1)%                                         $ (22,571,179)
                                                                  =============
NET ASSETS - 100.0%                                               $  68,241,045

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 149

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.9%
Simon Property Group, Inc.+                              9,787    $     749,978
Equity Residential+                                     15,720          614,966
General Growth Properties, Inc.+                        12,886          605,513
Equity Office Properties Trust+                         19,599          594,438
Vornado Realty Trust+                                    7,005          584,707
ProLogis                                                11,521          538,261
Archstone-Smith Trust                                   12,596          527,646
Boston Properties, Inc.                                  6,906          511,942
Public Storage, Inc.                                     7,479          506,478
Host Marriott Corp.+                                    25,926          491,298
KIMCO Realty Corp.                                      15,286          490,375
AvalonBay Communities, Inc.+                             5,129          457,763
Plum Creek Timber Co., Inc. (REIT)                      12,332          444,569
The St. Joe Co.+                                         6,010          403,992
AMB Property Corp.                                       8,118          399,162
Developers Diversified Realty Corp.                      8,458          397,695
Duke Realty Corp.                                       11,795          393,953
CB Richard Ellis Group, Inc. --
    Class A*                                             6,658          391,823
Liberty Property Trust+                                  8,271          354,412
Macerich Co.+                                            5,150          345,771
SL Green Realty Corp.                                    4,416          337,338
Health Care Property Investors,
    Inc.+                                               13,144          335,961
Apartment Investment &
    Management Co. -- Class A+                           8,818          333,938
Weingarten Realty Investors                              8,829          333,824
Regency Centers Corp.+                                   5,592          329,648
United Dominion Realty Trust, Inc.+                     13,988          327,879
Trizec Properties, Inc.+                                14,300          327,756
iStar Financial, Inc.                                    9,183          327,374
Reckson Associates Realty Corp.                          9,092          327,130
Ventas, Inc.+                                           10,015          320,680
Arden Realty, Inc.                                       7,141          320,131
Rayonier, Inc.+                                          7,686          306,287
Federal Realty Investment Trust                          5,038          305,555
Camden Property Trust                                    5,260          304,659
CenterPoint Properties Trust                             5,977          295,742
Pan Pacific Retail Properties, Inc.                      4,366          292,042
Global Signal, Inc.                                      6,743          291,028
Forest City Enterprises, Inc. --
    Class A                                              7,653          290,278
BRE Properties, Inc. -- Class A                          6,199          281,931
Mack-Cali Realty Corp.                                   6,525          281,880
Thornburg Mortgage, Inc.+                               10,744          281,493
Hospitality Properties Trust                             7,007          280,981
Shurgard Storage Centers, Inc. --
    Class A                                              4,783          271,244
CBL & Associates Properties, Inc.                        6,720          265,507
New Plan Excel Realty Trust                             11,276          261,378
Essex Property Trust, Inc.+                              2,831          261,018
Prentiss Properties Trust                                6,192          251,891
New Century Financial Corp.+                             6,858          247,368

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Crescent Real Estate EQT Co.                            12,382    $     245,411
HRPT Properties Trust                                   23,626          244,529
KKR Financial Corp.                                     10,033          240,692
CarrAmerica Realty Corp.                                 6,852          237,285
Health Care REIT, Inc.                                   6,978          236,554
Taubman Centers, Inc.+                                   6,717          233,416
First Industrial Realty Trust, Inc.+                     6,036          232,386
Kilroy Realty Corp.                                      3,728          230,763
Post Properties, Inc.                                    5,749          229,673
Alexandria Real Estate Equities, Inc.                    2,780          223,790
Mills Corp.+                                             5,262          220,688
Highwoods Properties, Inc.                               7,726          219,805
Friedman Billings Ramsey Group,
    Inc. -- Class A+                                    22,189          219,671
Realty Income Corp.                                     10,094          218,232
Nationwide Health Properties, Inc.                      10,080          215,712
Colonial Properties Trust                                5,087          213,552
Corporate Office Properties Trust
    SBI/MD                                               5,875          208,797
Home Properties, Inc.+                                   5,111          208,529
Healthcare Realty Trust, Inc.                            6,178          205,542
Washington Real Estate Investment
    Trust                                                6,704          203,466
Commercial Net Lease Realty                              9,972          203,130
Brandywine Realty Trust                                  7,278          203,129
Cousins Properties, Inc.                                 7,162          202,685
Heritage Property Investment Trust                       6,048          202,003
FelCor Lodging Trust, Inc.                              11,652          200,531
LaSalle Hotel Properties                                 5,441          199,794
Mid-America Apartment
    Communities, Inc.                                    4,033          195,600
Senior Housing Properties Trust                         11,465          193,873
American Financial Realty Trust                         15,883          190,596
Annaly Mortgage Management, Inc.                        17,095          187,019
Eastgroup Properties, Inc.                               4,130          186,511
Lexington Corporate  Properties
    Trust+                                               8,737          186,098
Pennsylvania Real Estate Investment
    Trust                                                4,839          180,785
PS Business Parks, Inc.                                  3,582          176,234
AMLI Residential Properties Trust                        4,585          174,459
Equity Lifestyle Properties, Inc.                        3,875          172,438
Trustreet Properties, Inc.                              11,569          169,139
Meristar Hospitality Corp.*                             17,592          165,365
Entertainment Properties Trust                           3,979          162,144
Innkeepers USA Trust                                    10,110          161,760
Inland Real Estate Corp.                                10,755          159,066
Glimcher Realty Trust+                                   6,288          152,924
Tanger Factory Outlet Centers, Inc.                      5,319          152,868
Sovran Self Storage, Inc.+                               3,205          150,539
Equity Inns, Inc.                                       10,934          148,156
Town & Country Trust+                                    4,377          147,986
National Health Investors, Inc.                          5,387          139,847
Acadia Realty Trust                                      6,870          137,744


150 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Saul Centers, Inc.                                       3,780    $     136,458
Sun Communities, Inc.                                    4,156          130,498
Glenborough Realty Trust, Inc.                           6,766          122,465
LTC Properties, Inc.                                     5,800          121,974
Ramco-Gershenson Properties Trust                        4,316          115,021
Parkway Properties, Inc./MD                              2,805          112,593
CentraCore Properties Trust                              3,703           99,500
Universal Health Realty Income Trust                     3,130           98,094
Bedford Property Investors, Inc.                         4,328           94,956
Urstadt Biddle Properties, Inc.                          5,457           88,458
Winston Hotels, Inc.                                     8,344           82,606
Associated Estates Realty Corp.                          8,217           74,282
Windrose Medical Properties Trust                        4,295           63,824
American Land Lease, Inc.                                2,572           60,879
Monmouth Reit -- Class A                                 6,519           52,282
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $22,831,341)                                                29,041,489
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------

REPURCHASE AGREEMENT 0.1%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $      45,417           45,417
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $45,417)                                                        45,417
                                                                  -------------
SECURITIES LENDING COLLATERAL 14.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               4,290,906        4,290,906
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,290,906)                                                  4,290,906
                                                                  -------------
TOTAL INVESTMENTS 114.8%
   (Cost $27,167,664)                                             $  33,377,812
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.8)%                                         $  (4,303,538)
                                                                  =============
NET ASSETS - 100.0%                                               $  29,074,274

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

      REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Wal-Mart Stores, Inc.                                   23,600    $   1,104,480
Home Depot, Inc.+                                       18,470          747,666
eBay, Inc.*+                                            14,103          609,955
Lowe's Cos., Inc.                                        8,488          565,810
Target Corp.                                             9,883          543,269
Walgreen Co.                                            11,650          515,629
Costco Wholesale Corp.+                                  8,370          414,064
Best Buy Co., Inc.+                                      8,176          355,492
Amazon.com, Inc.*+                                       7,338          345,987
CVS Corp.                                               12,992          343,249
Staples, Inc.                                           15,046          341,695
Federated Department Stores, Inc.                        4,923          326,543
Sears Holdings Corp.*+                                   2,812          324,870
J.C. Penney Holding Co., Inc.                            5,664          314,918
Kohl's Corp.*                                            6,424          312,206
The Gap, Inc.+                                          17,305          305,260
TJX Cos., Inc.                                          11,715          272,139
Nordstrom, Inc.                                          6,860          256,564
Office Depot, Inc.*                                      8,045          252,613
Limited Brands, Inc.                                    11,059          247,169
IAC/InterActiveCorp*+                                    8,650          244,881
Bed Bath & Beyond, Inc.*                                 6,703          242,313
Chico's FAS, Inc.*+                                      5,393          236,914
Expedia, Inc.*+                                          9,875          236,605
AutoZone, Inc.*+                                         2,475          227,081
Genuine Parts Co.                                        5,020          220,478
Abercrombie & Fitch Co. --
    Class A+                                             3,295          214,768
Sherwin-Williams Co.                                     4,550          206,661
AutoNation, Inc.*                                        9,340          202,958
Dollar General Corp.+                                    9,780          186,505
Circuit City Stores, Inc.+                               8,190          185,012
Tiffany & Co.+                                           4,720          180,729
Ross Stores, Inc.                                        6,240          180,336
Michaels Stores, Inc.                                    5,080          179,680
Advance Auto Parts, Inc.*+                               4,075          177,099
Family Dollar Stores, Inc.                               7,130          176,753
Williams-Sonoma, Inc.*+                                  3,950          170,443
Petsmart, Inc.+                                          6,460          165,764
O'Reilly Automotive, Inc.*                               4,960          158,770
Foot Locker, Inc.                                        6,360          150,032
American Eagle Outfitters, Inc.+                         6,361          146,176
Urban Outfitters, Inc.*                                  5,680          143,761
AnnTaylor Stores Corp.*                                  4,140          142,913
Claire's Stores, Inc.                                    4,720          137,918
Barnes & Noble, Inc.                                     3,220          137,397
Dollar Tree Stores, Inc.*                                5,401          129,300
CarMax, Inc.*                                            4,640          128,435
RadioShack Corp.                                         6,070          127,652
Payless Shoesource, Inc.*                                4,870          122,237

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Tractor Supply Co.*+                                     2,260    $     119,644
Dillard's, Inc. -- Class A                               4,720          117,150
Saks, Inc.*+                                             6,910          116,503
BJ's Wholesale Club, Inc.*+                              3,919          115,846
Pacific Sunwear of California, Inc.*+                    4,535          113,012
Children's Place Retail Stores, Inc.*                    2,270          112,183
Dress Barn, Inc.*+                                       2,700          104,247
Burlington Coat Factory Warehouse
    Corp.                                                2,585          103,943
Aeropostale, Inc.*+                                      3,950          103,885
Big Lots, Inc.*                                          8,570          102,926
Men's Wearhouse, Inc.*                                   3,490          102,746
Rite Aid Corp.*                                         28,804          100,238
Zale Corp.*+                                             3,830           96,325
Select Comfort Corp.*                                    3,470           94,905
Rent-A-Center, Inc.*                                     4,820           90,905
Hibbett Sporting Goods, Inc.*                            3,180           90,566
OfficeMax, Inc.                                          3,560           90,282
Dick's Sporting Goods, Inc.*+                            2,700           89,748
Borders Group, Inc.                                      4,100           88,847
Gymboree Corp.*                                          3,660           85,644
Longs Drug Stores Corp.                                  2,292           83,406
Guitar Center, Inc.*                                     1,640           82,016
Bebe Stores, Inc.                                        5,770           80,953
Aaron Rents, Inc.                                        3,660           77,153
Fred's, Inc.                                             4,720           76,794
Christopher & Banks Corp.                                4,070           76,435
Group 1 Automotive, Inc.*                                2,410           75,746
Genesco, Inc.*                                           1,910           74,089
Too, Inc.*                                               2,620           73,910
Finish Line, Inc. -- Class A                             4,240           73,861
PEP Boys-Manny Moe & Jack+                               4,910           73,110
GameStop Corp. -- Class B*                               2,510           72,539
99 Cents Only Stores*+                                   6,880           71,965
Stage Stores, Inc.                                       2,400           71,472
Linens `N Things, Inc.*                                  2,600           69,160
Sonic Automotive, Inc.                                   2,990           66,617
Stein Mart, Inc.                                         3,590           65,159
Building Material Holding Corp.                            948           64,663
HOT Topic, Inc.*                                         4,340           61,845
Pier 1 Imports, Inc.                                     6,940           60,586
J. Jill Group, Inc.*                                     3,080           58,612
Cato Corp. -- Class A                                    2,701           57,936
Goody's Family Clothing, Inc.                            5,490           52,649
Cost Plus, Inc.*+                                        2,890           49,564
Audiovox Corp. -- Class A*                               3,110           43,105
Haverty Furniture Cos., Inc.                             3,280           42,279
Jo-Ann Stores, Inc.*                                     3,080           36,344
Insight Enterprises, Inc.*                               1,450           28,435
Hancock Fabrics, Inc./DE+                                4,320           17,582
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $14,086,786)                                                17,536,679
                                                                  -------------


152 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 15.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                           $   2,705,034    $   2,705,034
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,705,034)                                                  2,705,034
                                                                  -------------
TOTAL INVESTMENTS 114.9%
   (Cost $16,791,820)                                             $  20,241,713
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.9)%                                         $  (2,626,117)
                                                                  =============
NET ASSETS - 100.0%                                               $  17,615,596

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 153

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2005
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Microsoft Corp.                                         50,712    $   1,326,119
Intel Corp.                                             33,701          841,177
International Business Machines
    Corp.+                                               9,186          755,089
Cisco Systems, Inc.*                                    37,313          638,799
Google, Inc. -- Class A*+                                1,326          550,104
Hewlett-Packard Co.                                     18,347          525,275
Qualcomm, Inc.                                          10,842          467,073
Dell, Inc.*                                             15,430          462,746
Apple Computer, Inc.*                                    6,224          447,443
Oracle Corp.*                                           35,288          430,866
Yahoo!, Inc.*+                                          10,386          406,923
Motorola, Inc.                                          17,600          397,584
Texas Instruments, Inc.                                 11,535          369,927
First Data Corp.                                         6,340          272,683
EMC Corp./MA*                                           19,750          268,995
Applied Materials, Inc.+                                13,719          246,119
Corning, Inc.*                                          12,339          242,585
Adobe Systems, Inc.                                      6,403          236,655
Automatic Data Processing, Inc.                          5,010          229,909
Symantec Corp.*                                         10,164          177,870
Computer Associates International,
    Inc.+                                                5,650          159,273
Agilent Technologies, Inc.*                              4,770          158,793
Electronic Arts, Inc.*+                                  2,880          150,653
Sun Microsystems, Inc.*                                 34,505          144,576
Paychex, Inc.                                            3,790          144,475
Xerox Corp.*                                             9,766          143,072
Broadcom Corp. -- Class A*                               2,865          135,085
Analog Devices, Inc.                                     3,743          134,261
Advanced Micro Devices, Inc.*+                           4,334          132,620
Electronic Data Systems Corp.                            5,440          130,778
Sandisk Corp.*+                                          2,050          128,781
Juniper Networks, Inc.*+                                 5,679          126,642
Maxim Integrated Products, Inc.+                         3,287          119,121
Lucent Technologies, Inc.*+                             44,143          117,420
Linear Technology Corp.                                  3,221          116,181
Network Appliance, Inc.*+                                4,140          111,780
Intuit, Inc.*                                            2,060          109,798
KLA-Tencor Corp.+                                        2,167          106,898
Autodesk, Inc.                                           2,474          106,258
Computer Sciences Corp.*                                 2,080          105,331
National Semiconductor Corp.+                            3,838           99,711
Xilinx, Inc.+                                            3,833           96,630
Micron Technology, Inc.*+                                7,055           93,902
Fiserv, Inc.*                                            2,130           92,165
Jabil Circuit, Inc.*+                                    2,480           91,983
Affiliated Computer Services,
    Inc. -- Class A*                                     1,440           85,219
Cognizant Technology Solutions
    Corp.*                                               1,666           83,883

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Freescale Semiconductor, Inc. --
    Class B*                                             3,292    $      82,860
Scientific-Atlanta, Inc.                                 1,920           82,694
Microchip Technology, Inc.                               2,560           82,304
Altera Corp.*                                            4,414           81,791
NCR Corp.*+                                              2,310           78,401
Nvidia Corp.*                                            2,110           77,142
VeriSign, Inc.*+                                         3,331           73,016
Harris Corp.                                             1,680           72,257
Iron Mountain, Inc.*                                     1,710           72,196
Siebel Systems, Inc.                                     6,665           70,516
Comverse Technology, Inc.*+                              2,574           68,443
Red Hat, Inc.*+                                          2,463           67,092
Avaya, Inc.*                                             6,204           66,197
Lam Research Corp.*                                      1,854           66,151
Citrix Systems, Inc.*                                    2,290           65,906
Tellabs, Inc.*                                           5,887           64,168
DST Systems, Inc.*                                       1,060           63,505
Lexmark International, Inc.*+                            1,400           62,762
Cadence Design Systems, Inc.*+                           3,693           62,486
CDW Corp.                                                1,060           61,024
MEMC Electronic Materials, Inc.*                         2,746           60,879
Western Digital Corp.*                                   3,240           60,296
CheckFree Corp.*                                         1,290           59,211
BMC Software, Inc.*                                      2,880           59,011
McAfee, Inc.*                                            2,116           57,407
Amphenol Corp. -- Class A                                1,250           55,325
Intersil Corp. -- Class A                                2,200           54,736
Ceridian Corp.*                                          2,150           53,427
Salesforce.com, Inc.*+                                   1,660           53,203
JDS Uniphase Corp.*                                     22,507           53,117
NAVTEQ Corp.*                                            1,210           53,083
Arrow Electronics, Inc.*                                 1,650           52,849
Global Payments, Inc.                                    1,128           52,576
BEA Systems, Inc.*                                       5,515           51,841
Total System Services, Inc.                              2,610           51,652
Activision, Inc.*+                                       3,684           50,618
Novell, Inc.*                                            5,690           50,243
Solectron Corp.*                                        13,486           49,359
Avnet, Inc.*+                                            2,050           49,077
Symbol Technologies, Inc.                                3,802           48,742
Compuware Corp.*                                         5,420           48,617
Sabre Holdings Corp.                                     1,990           47,979
Novellus Systems, Inc.*                                  1,960           47,275
Ingram Micro, Inc. -- Class A*                           2,360           47,035
Zebra Technologies Corp. --
    Class A*                                             1,080           46,278
Akamai Technologies, Inc.*                               2,210           44,045
Synopsys, Inc.*                                          2,170           43,530
LSI Logic Corp.*+                                        5,404           43,232
QLogic Corp.*                                            1,319           42,881
Fair Isaac Corp.                                           970           42,845
Alliance Data Systems Corp.*                             1,200           42,720


154 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Integrated Device Technology, Inc.*                      3,190    $      42,044
Diebold, Inc.                                            1,090           41,420
Teradyne, Inc.*                                          2,840           41,379
National Instruments Corp.                               1,290           41,344
Molex, Inc.                                              1,530           39,703
AVX Corp.                                                2,740           39,675
ADC Telecommunications, Inc.*                            1,770           39,542
Certegy, Inc.                                              960           38,938
Agere Systems, Inc.*                                     3,000           38,700
Vishay Intertechnology, Inc.*                            2,750           37,840
Tektronix, Inc.                                          1,340           37,801
Mettler Toledo International, Inc.*                        680           37,536
F5 Networks, Inc.*+                                        650           37,173
MoneyGram International, Inc.                            1,420           37,034
Tech Data Corp.*+                                          930           36,902
Convergys Corp.*                                         2,280           36,138
Sanmina-SCI Corp.*                                       8,300           35,358
Hyperion Solutions Corp.*                                  980           35,104
ADTRAN, Inc.                                             1,175           34,944
Anteon International Corp.*                                640           34,784
Acxiom Corp.                                             1,500           34,500
Avid Technology, Inc.*                                     630           34,499
Mercury Interactive Corp.*                               1,230           34,182
Silicon Laboratories, Inc.*                                930           34,094
Fairchild Semiconductor
    International, Inc.*+                                2,010           33,989
Factset Research Systems, Inc.                             820           33,751
International Rectifier Corp.*                           1,020           32,538
Trimble Navigation Ltd.*                                   900           31,941
Micros Systems, Inc.*                                      660           31,891
Sybase, Inc.*                                            1,450           31,697
Cree, Inc.*                                              1,250           31,550
Unisys Corp.*                                            5,380           31,365
Cypress Semiconductor Corp.*+                            2,170           30,922
CIENA Corp.*                                            10,070           29,908
Microsemi Corp.*+                                        1,077           29,790
Reynolds & Reynolds Co. -- Class A                       1,060           29,754
Jack Henry & Associates, Inc.                            1,540           29,383
CACI International, Inc. -- Class A*                       510           29,264
Websense, Inc.*                                            443           29,079
Andrew Corp.*                                            2,710           29,078
BISYS Group, Inc.*                                       2,070           29,001
Atmel Corp.*                                             9,340           28,861
Varian Semiconductor Equipment
    Associates, Inc.*                                      650           28,554
Imation Corp.                                              600           27,642
Parametric Technology Corp.*                             4,492           27,401
Hewitt Associates, Inc. -- Class A*                        960           26,890
THQ, Inc.*+                                              1,117           26,640
Gartner, Inc. -- Class A*+                               2,040           26,316
Anixter International, Inc.                                660           25,819
MPS Group, Inc.*                                         1,870           25,563

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Benchmark Electronics, Inc.*                               760    $      25,559
Polycom, Inc.*                                           1,670           25,551
Cognex Corp.                                               840           25,276
Flir Systems, Inc.*                                      1,130           25,233
Ansys, Inc.*                                               590           25,187
Semtech Corp.*+                                          1,360           24,834
Powerwave Technologies, Inc.*+                           1,950           24,511
PMC - Sierra, Inc.*+                                     3,130           24,132
3Com Corp.*+                                             6,680           24,048
Cymer, Inc.*                                               676           24,005
Kronos, Inc./MA*                                           570           23,860
Wind River Systems, Inc.*                                1,610           23,780
Plantronics, Inc.                                          840           23,772
Avocent Corp.*                                             860           23,383
Belden CDT, Inc.+                                          917           22,402
Digital Insight Corp.*                                     680           21,774
Take-Two Interactive Software, Inc.*                     1,230           21,771
SRA International, Inc. -- Class A*                        710           21,683
eFunds Corp.*                                              920           21,565
CommScope, Inc.*                                         1,070           21,539
CSG Systems International, Inc.*+                          940           20,981
Plexus Corp.*                                              910           20,693
Talx Corp.                                                 450           20,569
j2 Global Communications, Inc.*                            480           20,515
Transaction Systems Architects,
    Inc. -- Class A*                                       710           20,441
Progress Software Corp.*                                   710           20,150
Filenet Corp.*                                             770           19,905
ATMI, Inc.*                                                710           19,859
Serena Software, Inc.*+                                    840           19,690
Micrel, Inc.*                                            1,690           19,604
RF Micro Devices, Inc.*                                  3,590           19,422
WebEx Communications, Inc.*                                870           18,818
Utstarcom, Inc.*+                                        2,310           18,619
Checkpoint Systems, Inc.*                                  750           18,488
Itron, Inc.*                                               460           18,418
Coherent, Inc.*                                            620           18,402
Advent Software, Inc.*                                     630           18,213
Internet Security Systems, Inc.*                           866           18,143
Gateway, Inc.*                                           7,180           18,022
Mentor Graphics Corp.*                                   1,690           17,475
Paxar Corp.*                                               870           17,078
Black Box Corp.                                            360           17,057
Aeroflex, Inc.*                                          1,580           16,985
Global Imaging Systems, Inc.*                              480           16,622
Macrovision Corp.*                                         990           16,563
MAXIMUS, Inc.                                              450           16,511
RSA Security, Inc.*+                                     1,410           15,834
Adaptec, Inc.*                                           2,690           15,656
Hutchinson Technology, Inc.*+                              550           15,648
Applied Micro Circuits Corp.*                            6,050           15,549
ViaSat, Inc.*                                              580           15,503


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 155

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

iPayment Holdings, Inc.*                                   370    $      15,362
Scansource, Inc.*                                          280           15,310
Cabot Microelectronics Corp.*                              520           15,252
Power Integrations, Inc.*                                  640           15,238
Technitrol, Inc.                                           890           15,219
Electro Scientific Industries, Inc.*                       630           15,215
Skyworks Solutions, Inc.*                                2,986           15,199
DSP Group, Inc.*                                           600           15,036
Supertex, Inc.*                                            330           14,603
MTS Systems Corp.                                          420           14,549
Triquint Semiconductor, Inc.*                            3,230           14,374
Keane, Inc.*                                             1,290           14,203
Credence Systems Corp.*                                  2,040           14,198
Rogers Corp.*                                              360           14,105
Synaptics, Inc.*                                           570           14,090
FEI Co.*                                                   730           13,994
Comtech Telecommunications
    Corp.*+                                                450           13,743
Daktronics, Inc.                                           460           13,602
Littelfuse, Inc.*                                          490           13,353
SPSS, Inc.*                                                430           13,300
Standard Microsystems Corp.*                               460           13,197
Netgear, Inc.*                                             680           13,090
KEMET Corp.*                                             1,820           12,867
Photronics, Inc.*+                                         851           12,816
Agilsys, Inc.                                              700           12,754
Manhattan Associates, Inc.*                                620           12,698
Brooks Automation, Inc.*                                 1,000           12,530
Dolby Laboratories, Inc. -- Class A*                       730           12,447
Newport Corp.*                                             900           12,186
Veeco Instruments, Inc.*                                   700           12,131
Park Electrochemical Corp.                                 460           11,951
Advanced Energy Industries, Inc.*                        1,010           11,948
JDA Software Group, Inc.*                                  690           11,737
Mantech International Corp. --
    Class A*                                               420           11,701
Inter-Tel, Inc.                                            590           11,546
Altiris, Inc.*                                             680           11,485
Cohu, Inc.                                                 500           11,435
Lattice Semiconductor Corp.*+                            2,630           11,362
Kulicke & Soffa Industries, Inc.*                        1,280           11,315
Axcelis Technologies, Inc.*                              2,290           10,923
Intrado, Inc.*                                             460           10,589
Exar Corp.*                                                820           10,266
McData Corp. -- Class A*+                                2,600            9,880
Ultratech, Inc.*                                           600            9,852
Symmetricom, Inc.*                                       1,160            9,825
Ciber, Inc.*                                             1,470            9,702
CTS Corp.                                                  870            9,622
Radiant Systems, Inc.*                                     770            9,363
Methode Electronics, Inc. -- Class A                       900            8,973
MRO Software, Inc.*                                        620            8,705

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Radisys Corp.*                                             500    $       8,670
Kopin Corp.*                                             1,610            8,614
Harmonic, Inc.*                                          1,760            8,536
Sonic Solutions, Inc.*                                     560            8,462
EPIQ Systems, Inc.*                                        440            8,158
Actel Corp.*                                               640            8,147
Photon Dynamics, Inc.*                                     440            8,043
Startek, Inc.                                              430            7,740
Ditech Communications Corp.*                               920            7,682
LTX Corp.*                                               1,670            7,515
MapInfo Corp.*                                             570            7,188
Digi International, Inc.*+                                 630            6,609
Bel Fuse, Inc. -- Class B                                  202            6,424
Gerber Scientific, Inc.*                                   670            6,412
Rudolph Technologies, Inc.*                                480            6,182
C-COR, Inc.*                                             1,230            5,978
Catapult Communications Corp.*                             400            5,916
Bell Microproducts, Inc.*                                  770            5,891
Pericom Semiconductor Corp.*                               730            5,818
X-Rite, Inc.                                               580            5,800
Keithley Instruments, Inc.                                 410            5,732
Pegasus Solutions, Inc.*                                   620            5,561
PC-Tel, Inc.*                                              620            5,431
SBS Technologies, Inc.*                                    490            4,934
Tollgrade Communications, Inc.*                            450            4,919
Napster, Inc.*                                           1,310            4,611
Phoenix Technologies, Ltd.*                                730            4,570
MIVA, Inc.*                                                910            4,505
ESS Technologies, Inc.*                                  1,260            4,322
Planar Systems, Inc.*                                      490            4,101
Carreker Corp.*                                            740            3,693
Network Equipment Technologies,
    Inc.*                                                  830            3,652
Captaris, Inc.*                                            970            3,579
Zix Corp.*                                               1,430            2,731
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $16,165,422)                                                19,056,716
                                                                  -------------


156 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            DECEMBER 31, 2005
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.3%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $      51,773    $      51,773
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $51,773)                                                        51,773
                                                                  -------------
SECURITIES LENDING COLLATERAL 11.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               2,273,008        2,273,008
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,273,008)                                                  2,273,008
                                                                  -------------
TOTAL INVESTMENTS 111.7%
   (Cost $18,490,203)                                             $  21,381,497
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (11.7)%                                         $  (2,236,536)
                                                                  =============
NET ASSETS - 100.0%                                               $  19,144,961

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 157

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Cisco Systems, Inc.*                                    59,056    $   1,011,039
Vodafone Group  PLC -- SP ADR+                          45,960          986,761
Nokia OYJ -- SP ADR+                                    48,110          880,413
AT&T, Inc.+                                             35,610          872,089
Verizon Communications, Inc.+                           27,300          822,276
Sprint Nextel Corp.                                     33,948          793,025
Qualcomm, Inc.                                          18,162          782,419
Motorola, Inc.+                                         32,013          723,174
Telefonaktiebolaget LM Ericsson --
    SP ADR+                                             18,965          652,396
BellSouth Corp.+                                        22,350          605,685
Corning, Inc.*                                          26,461          520,223
Alltel Corp.                                             6,651          419,678
Alcatel SA -- SP ADR*+                                  31,940          396,056
Qwest Communications
    International, Inc.*                                59,010          333,406
Juniper Networks, Inc.*+                                14,451          322,257
American Tower Corp. -- Class A*+                       11,756          318,588
Lucent Technologies, Inc.*+                            108,973          289,868
Scientific-Atlanta, Inc.                                 6,173          265,871
NII Holdings, Inc. -- Class B*                           5,690          248,539
Crown Castle International Corp.*                        8,734          235,032
Telewest Global, Inc.*                                   9,860          234,865
Harris Corp.+                                            5,438          233,888
Nextel Partners, Inc. -- Class A*+                       8,200          229,108
Avaya, Inc.*                                            20,969          223,739
CenturyTel, Inc.+                                        6,520          216,203
MCI, Inc.                                               10,819          213,459
Tellabs, Inc.*                                          18,855          205,519
Comverse Technology, Inc.*+                              7,640          203,148
Alamosa Holdings, Inc.*                                  9,860          183,495
PanAmSat Holding Corp.                                   7,140          174,930
JDS Uniphase Corp.*+                                    70,895          167,312
F5 Networks, Inc.*+                                      2,840          162,420
ADC Telecommunications, Inc.*                            6,880          153,699
Cincinnati Bell, Inc.*                                  43,650          153,212
ADTRAN, Inc.+                                            4,754          141,384
U.S. Cellular Corp.*                                     2,860          141,284
Belden CDT, Inc.+                                        5,257          128,429
CIENA Corp.*                                            41,690          123,819
Powerwave Technologies, Inc.*+                           9,090          114,261
Citizens Communications Co.                              9,190          112,394
Andrew Corp.*                                           10,417          111,774
Telephone & Data Systems, Inc.                           3,050          109,892
Polycom, Inc.*                                           7,050          107,865
Plantronics, Inc.                                        3,710          104,993
Avocent Corp.*                                           3,770          102,506
CommScope, Inc.*+                                        4,980          100,247
Black Box Corp.                                          2,100           99,498

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Utstarcom, Inc.*+                                       11,210    $      90,353
ViaSat, Inc.*                                            3,330           89,011
3Com Corp.*+                                            23,352           84,067
General Communication, Inc. --
    Class A*+                                            7,760           80,161
Commonwealth Telephone
    Enterprises, Inc.                                    2,270           76,658
Comtech Telecommunications
    Corp.*+                                              2,370           72,380
Netgear, Inc.*+                                          3,680           70,840
Symmetricom, Inc.*                                       7,738           65,541
Inter-Tel, Inc.                                          3,200           62,624
Ditech Communications Corp.*                             6,380           53,273
Digi International, Inc.*+                               4,840           50,772
Tollgrade Communications, Inc.*                          4,420           48,311
Harmonic, Inc.*                                          9,940           48,209
Bel Fuse, Inc. -- Class B                                1,437           45,697
C-COR, Inc.*                                             4,770           23,182
Network Equipment Technologies,
    Inc.*                                                4,766           20,970
UbiquiTel, Inc.*                                         1,750           17,308
KT Corp. -- SP ADR                                         800           17,240
Tele Norte Leste Participacoes SA --
    ADR                                                    940           16,845
SK Telecom Co., Ltd. -- SP ADR                             780           15,826
Research In Motion, Ltd.*+                                 220           14,522
Telefonica SA                                              300           13,506
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $13,179,017)                                                16,809,434
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $      95,540           95,540
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $95,540)                                                        95,540
                                                                  -------------
SECURITIES LENDING COLLATERAL 24.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               4,164,244        4,164,244
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,164,244)                                                  4,164,244
                                                                  -------------
TOTAL INVESTMENTS 124.7%
   (Cost $17,438,801)                                             $  21,069,218
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.7)%                                         $  (4,171,327)
                                                                  =============
NET ASSETS - 100.0%                                               $  16,897,891

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


158 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

United Parcel Service, Inc. --
    Class B                                             39,701    $   2,983,530
FedEx Corp.+                                            24,360        2,518,580
Burlington Northern Santa Fe Corp.                      32,814        2,323,887
Union Pacific Corp.                                     25,054        2,017,098
Norfolk Southern Corp.                                  42,522        1,906,261
Southwest Airlines Co.+                                 95,602        1,570,741
CSX Corp.                                               28,365        1,440,091
Expeditors International
    Washington, Inc.+                                   17,900        1,208,429
CH Robinson Worldwide, Inc.                             30,318        1,122,676
AMR Corp.*+                                             50,247        1,116,991
J.B. Hunt Transport Services, Inc.                      37,900          858,056
JetBlue Airways Corp.*+                                 48,168          740,824
Ryder System, Inc.                                      17,887          733,725
CNF, Inc.+                                              13,050          729,364
Yellow Roadway Corp.*+                                  15,442          688,868
Landstar System, Inc.                                   15,792          659,158
Alexander & Baldwin, Inc.+                              11,954          648,385
EGL, Inc.*                                              17,223          647,068
Knight Transportation, Inc.                             30,094          623,849
Laidlaw International, Inc.                             26,740          621,170
Kansas City Southern*+                                  24,501          598,559
Werner Enterprises, Inc.+                               28,140          554,358
AirTran Holdings, Inc.+                                 34,460          552,394
Swift Transportation Co., Inc.*+                        26,609          540,163
SkyWest, Inc.                                           19,182          515,228
Heartland Express, Inc.+                                24,897          505,160
Arkansas Best Corp.                                     11,230          490,526
Kirby Corp.*                                             9,401          490,450
Alaska Air Group, Inc.*+                                12,762          455,859
Old Dominion Freight Line, Inc.*                        16,870          455,153
Forward Air Corp.                                       12,209          447,460
Mesa Air Group, Inc.*+                                  24,450          255,747
Frontier Airlines, Inc.*+                               25,120          232,109
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $24,740,651)                                                31,251,917
                                                                  -------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 1.0%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     312,008    $     312,008
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $312,008)                                                      312,008
                                                                  -------------
SECURITIES LENDING COLLATERAL 13.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               4,332,169        4,332,169
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,332,169)                                                  4,332,169
                                                                  -------------
TOTAL INVESTMENTS 114.4%
   (Cost $29,384,828)                                             $  35,896,094
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.4)%                                         $  (4,518,561)
                                                                  =============
NET ASSETS - 100.0%                                               $  31,377,533

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 159

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
   UTILITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.8%
Exelon Corp.+                                           26,304    $   1,397,795
Dominion Resources, Inc./VA+                            15,544        1,199,997
Duke Energy Corp.+                                      43,457        1,192,895
Southern Co.+                                           33,938        1,171,879
TXU Corp.                                               22,668        1,137,707
FirstEnergy Corp.+                                      19,351          948,006
Public Service Enterprise Group,
    Inc.+                                               14,331          931,085
FPL Group, Inc.                                         22,224          923,629
Edison International                                    20,045          874,162
PG&E Corp.+                                             23,523          873,174
American Electric Power Co., Inc.                       23,391          867,572
Entergy Corp.                                           12,584          863,892
Sempra Energy                                           17,663          792,009
Consolidated Edison, Inc.+                              17,024          788,722
Progress Energy, Inc.+                                  17,634          774,485
Constellation Energy Group, Inc.                        13,237          762,451
PPL Corp.                                               25,582          752,111
AES Corp.*+                                             47,100          745,593
Ameren Corp.+                                           14,455          740,674
Cinergy Corp.                                           16,409          696,726
DTE Energy Co.                                          14,749          637,009
Xcel Energy, Inc.+                                      34,443          635,818
KeySpan Corp.+                                          16,489          588,492
Questar Corp.                                            7,629          577,515
Allegheny Energy, Inc.*+                                17,630          557,990
NiSource, Inc.+                                         24,939          520,228
Wisconsin Energy Corp.                                  12,920          504,655
SCANA Corp.                                             12,450          490,281
Pepco Holdings, Inc.                                    21,796          487,577
Equitable Resources, Inc.                               12,994          476,750
NRG Energy, Inc.*+                                      10,065          474,263
Pinnacle West Capital Corp.+                            11,300          467,255
MDU Resources Group, Inc.                               14,002          458,426
CenterPoint Energy, Inc.+                               35,527          456,522
Aqua America, Inc.                                      16,500          450,450
TECO Energy, Inc.                                       25,467          437,523
Alliant Energy Corp.                                    15,410          432,096
DPL, Inc.+                                              16,341          425,029
NSTAR                                                   14,558          417,815
Energy East Corp.                                       18,267          416,488
CMS Energy Corp.*+                                      28,170          408,747
Northeast Utilities                                     19,630          386,515
National Fuel Gas Co.                                   12,290          383,325
AGL Resources, Inc.                                     10,911          379,812
Southern Union Co.*                                     15,977          377,537
Energen Corp.                                           10,250          372,280
Reliant Energy, Inc.*+                                  35,855          370,024
OGE Energy Corp.+                                       13,752          368,416

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

Oneok, Inc.+                                            13,762    $     366,482
WPS Resources Corp.                                      6,125          338,774
Atmos Energy Corp.                                      12,844          335,999
Vectren Corp.                                           12,296          333,959
Hawaiian Electric Industries, Inc.                      12,876          333,488
Great Plains Energy, Inc.                               11,842          331,102
Puget Energy, Inc.                                      15,890          324,474
Piedmont Natural Gas Co.+                               13,220          319,395
UGI Corp.                                               15,454          318,352
Westar Energy, Inc.                                     14,548          312,782
Nicor, Inc.                                              7,789          306,186
PNM Resources, Inc.                                     12,098          296,280
Sierra Pacific Resources*+                              22,145          288,771
Dynegy, Inc. -- Class A*+                               58,869          284,926
WGL Holdings, Inc.                                       9,190          276,251
Aquila, Inc.*                                           75,442          271,591
Peoples Energy Corp.+                                    7,430          260,570
IDACORP, Inc.+                                           8,883          260,272
Duquesne Light Holdings, Inc.                           15,860          258,835
Allete, Inc.+                                            5,690          250,360
New Jersey Resources Corp.                               5,860          245,475
Unisource Energy Corp.                                   7,652          238,742
Cleco Corp.                                             11,275          235,084
Southwest Gas Corp.                                      8,710          229,944
El Paso Electric Co.*                                   10,927          229,904
Black Hills Corp.                                        6,520          225,657
Northwest Natural Gas Co.                                6,550          223,879
Avista Corp.+                                           12,227          216,540
CH Energy Group, Inc.                                    4,340          199,206
UIL Holding Corp.                                        4,060          186,719
Laclede Group, Inc.                                      5,802          169,476
Empire District Electric Co.                                59            1,200
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $34,821,536)                                                39,864,077
                                                                  -------------


160 | THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
   UTILITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.4%
Repurchase Agreement (Note 5)
   3.40% due 01/03/06                            $     161,359    $     161,359
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $161,359)                                                      161,359
                                                                  -------------
SECURITIES LENDING COLLATERAL 20.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
    U.S. Bank (Note 8)                               8,048,916        8,048,916
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,048,916)                                                  8,048,916
                                                                  -------------
TOTAL INVESTMENTS 120.4%
   (Cost $43,031,811)                                             $  48,074,352
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (20.4)%                                         $  (8,130,970)
                                                                  =============
NET ASSETS - 100.0%                                               $  39,943,382

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 8.


See Notes to Financial Statements.  THE RYDEX VARIABLE TRUST ANNUAL REPORT | 161

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


                                                                     NOVA             URSA              OTC           ARKTOS
                                                                     FUND             FUND             FUND             FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $ 135,972,521    $  31,143,521    $ 120,586,231    $  20,004,579
Segregated Cash with Broker                                     3,241,350        1,345,050          165,000          501,000
Receivable for Short Sale                                              --               --               --               --
Receivable for Equity Index Swap Settlement (Note 1)                   --           45,355               --          369,747
Receivable for Futures Contracts Settlement (Note 1)                   --          167,598               --           38,410
Receivable for Securities Sold (Note 1)                                --               --               --               --
Receivable for Fund Shares Purchased                            4,982,179          493,018        2,074,611          435,003
Investment Income Receivable (Note 1)                             132,613            8,368           46,210            4,727
Receivable From Advisor (Note 4)                                       --               --               --           21,322
Other Assets                                                          667               --            2,374               --
----------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                               144,329,330       33,202,910      122,874,426       21,374,788
============================================================================================================================

LIABILITIES
Short Sales at Market Value                                            --               --               --               --
Payable for Equity Index Swap Settlement (Note 1)                 246,377               --           44,703               --
Payable for Futures Contracts Settlement (Note 1)                 403,882               --           12,650               --
Payable upon Return of Securities Loaned (Note 8)              10,543,447               --       18,877,210               --
Payable for Securities Purchased (Note 1)                          91,320               --               --               --
Liability for Fund Shares Redeemed                                764,931          613,559        1,224,896        1,661,840
Investment Advisory Fees Payable (Note 3)                          83,830           25,088           78,905           14,585
Transfer Agent and Administrative Fees Payable (Note 3)            27,943            6,969           26,302            4,051
Distribution and Service Fees Payable (Note 3)                     27,943            6,969           26,302            4,051
Portfolio Accounting Fees Payable (Note 3)                         11,177            2,788           10,521            1,621
Custody Fees Payable                                                2,683              669            2,550              453
Interest Payable                                                       --               --               --               --
Cash due to Custodian Bank                                             --               --               --               --
Tax Expense Payable (Note 4)                                           --               --               --           21,322
Other Liabilities                                                 107,705           41,475           83,344           18,538
----------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           12,311,238          697,517       20,387,383        1,726,461
============================================================================================================================
NET ASSETS                                                  $ 132,018,092    $  32,505,393    $ 102,487,043    $  19,648,327
============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $ 227,465,426    $  57,992,387    $ 473,887,738    $  29,496,277
Undistributed Net Investment Income (Loss)                        647,004          519,167               --          478,824
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                 (103,994,015)     (26,543,572)    (398,520,450)     (10,787,407)
Net Unrealized Appreciation (Depreciation) on
   Investments, Equity Index Swaps, and Futures Contracts       7,899,677          537,411       27,119,755          460,633
============================================================================================================================
NET ASSETS                                                  $ 132,018,092    $  32,505,393    $ 102,487,043    $  19,648,327
============================================================================================================================

SHARES OUTSTANDING                                             15,416,574        6,312,537        7,045,904          913,308

NET ASSET VALUES                                            $        8.56    $        5.15    $       14.55    $       21.51

*     THE COST OF SECURITIES AT VALUE IS $126,805,751, $31,143,521, $93,379,326,
      $20,004,579, $24,358,797, $48,546,015, $55,125,810, $2,494,804,
      $42,254,261, $10,029,712, $59,053,585 AND $50,552,241, RESPECTIVELY.


162 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

                                                               December 31, 2005
--------------------------------------------------------------------------------

                                                                                                                    INVERSE
                                                                TITAN 500     VELOCITY 100           MEDIUS         MID-CAP
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $  26,361,002    $  53,803,488    $  57,952,901   $   2,494,804
Segregated Cash with Broker                                       844,200          411,000          375,300          24,300
Receivable for Short Sale                                              --               --               --              --
Receivable for Equity Index Swap Settlement (Note 1)                   --               --               --           3,523
Receivable for Futures Contracts Settlement (Note 1)                   --               --               --           3,240
Receivable for Securities Sold (Note 1)                                --               --        5,983,205              --
Receivable for Fund Shares Purchased                            3,286,094          993,817               --         324,862
Investment Income Receivable (Note 1)                              27,933           20,416           27,949             544
Receivable From Advisor (Note 4)                                       --               --               --              --
Other Assets                                                          140              696              425              --
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                30,519,369       55,229,417       64,339,780       2,851,273
===========================================================================================================================

LIABILITIES
Short Sales at Market Value                                            --               --               --              --
Payable for Equity Index Swap Settlement (Note 1)                 118,939        1,553,873          248,586              --
Payable for Futures Contracts Settlement (Note 1)                 105,190           31,510           50,040              --
Payable upon Return of Securities Loaned (Note 8)               2,130,166        7,258,246        7,735,014              --
Payable for Securities Purchased (Note 1)                          17,800               --               --              --
Liability for Fund Shares Redeemed                              2,698,040        1,986,817        5,014,214               2
Investment Advisory Fees Payable (Note 3)                          20,876           35,807           40,568           1,728
Transfer Agent and Administrative Fees Payable (Note 3)             5,799            9,946           11,269             480
Distribution and Service Fees Payable (Note 3)                      5,799            9,946           11,269             480
Portfolio Accounting Fees Payable (Note 3)                          2,320            3,979            4,508             192
Custody Fees Payable                                                  557            1,290            1,082             119
Interest Payable                                                       --               --               --              --
Cash due to Custodian Bank                                            131               --               --              --
Tax Expense Payable (Note 4)                                           --               --               --              --
Other Liabilities                                                  16,443           25,438           26,184           1,909
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            5,122,060       10,916,852       13,142,734           4,910
===========================================================================================================================
NET ASSETS                                                  $  25,397,309    $  44,312,565    $  51,197,046   $   2,846,363
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  25,806,060    $  46,458,131    $  42,515,179   $   3,643,595
Undistributed Net Investment Income (Loss)                        134,395               --               --           1,649
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                   (2,161,385)      (6,322,721)       6,113,336        (825,044)
Net Unrealized Appreciation (Depreciation) on
   Investments, Equity Index Swaps, and Futures Contracts       1,618,239        4,177,155        2,568,531          26,163
===========================================================================================================================
NET ASSETS                                                  $  25,397,309    $  44,312,565    $  51,197,046   $   2,846,363
===========================================================================================================================

SHARES OUTSTANDING                                              1,382,477        1,978,915        1,698,308          72,705

NET ASSET VALUES                                            $       18.37    $       22.39    $       30.15   $       39.15

                                                                                   INVERSE             U.S.
                                                                   MEKROS        SMALL-CAP       GOVERNMENT            JUNO
                                                                     FUND             FUND        BOND FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $  45,667,043    $  10,029,712    $  60,512,991   $  50,550,770
Segregated Cash with Broker                                       955,555           78,300          756,000         140,067
Receivable for Short Sale                                              --               --               --         140,566
Receivable for Equity Index Swap Settlement (Note 1)                   --          179,362               --              --
Receivable for Futures Contracts Settlement (Note 1)                   --           15,950               --          39,656
Receivable for Securities Sold (Note 1)                                --               --          108,787              --
Receivable for Fund Shares Purchased                              302,475        1,562,106          167,163         219,033
Investment Income Receivable (Note 1)                              47,595            2,191          281,932          10,794
Receivable From Advisor (Note 4)                                       --               --               --              --
Other Assets                                                       88,281               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                47,060,949       11,867,621       61,826,873      51,100,886
===========================================================================================================================

LIABILITIES
Short Sales at Market Value                                            --               --               --      19,707,410
Payable for Equity Index Swap Settlement (Note 1)                 492,813               --               --              --
Payable for Futures Contracts Settlement (Note 1)                 139,700               --          209,281              --
Payable upon Return of Securities Loaned (Note 8)               3,910,059               --               --              --
Payable for Securities Purchased (Note 1)                              --               --               --              --
Liability for Fund Shares Redeemed                              3,558,524               --        1,375,370       1,290,088
Investment Advisory Fees Payable (Note 3)                          42,594            6,279           25,514          28,149
Transfer Agent and Administrative Fees Payable (Note 3)            11,832            1,744           10,206           7,819
Distribution and Service Fees Payable (Note 3)                     11,832            1,744           12,757           7,819
Portfolio Accounting Fees Payable (Note 3)                          4,733              698            5,103           3,128
Custody Fees Payable                                                1,136              471            1,757             751
Interest Payable                                                       --               --               --         358,343
Cash due to Custodian Bank                                        268,802               --               --              --
Tax Expense Payable (Note 4)                                           --               --               --              --
Other Liabilities                                                  29,486            6,475           27,286          26,559
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            8,471,511           17,411        1,667,274      21,430,066
===========================================================================================================================
NET ASSETS                                                  $  38,589,438    $  11,850,210    $  60,159,599   $  29,670,820
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  40,919,823    $  16,137,353    $  63,264,360   $  39,000,486
Undistributed Net Investment Income (Loss)                         15,708            7,457               --              --
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                   (5,292,944)      (4,489,629)      (4,587,680)     (9,806,820)
Net Unrealized Appreciation (Depreciation) on
   Investments, Equity Index Swaps, and Futures Contracts       2,946,851          195,029        1,482,919         477,154
===========================================================================================================================
NET ASSETS                                                  $  38,589,438    $  11,850,210    $  60,159,599   $  29,670,820
===========================================================================================================================

SHARES OUTSTANDING                                              1,130,268          291,908        4,860,825       1,426,510

NET ASSET VALUES                                            $       34.14    $       40.60    $       12.38   $       20.80


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 163

--------------------------------------------------------------------------------

                                                                                                       LONG         INVERSE
                                                                LARGE-CAP        LARGE-CAP          DYNAMIC         DYNAMIC
                                                                   EUROPE            JAPAN           DOW 30          DOW 30
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $  26,091,953    $  52,475,841    $  12,218,586   $   6,628,537
Segregated Cash with Broker                                            --          793,650          312,000          50,700
Receivable for Equity Index Swap Settlement (Note 1)                   --        1,592,912               --         163,123
Receivable for Futures Contracts Settlement (Note 1)                   --               --               --           8,417
Receivable for Securities Sold (Note 1)                                --               --        3,090,449              --
Receivable for Fund Shares Purchased                               47,129        1,199,721            4,434         438,930
Investment Income Receivable (Note 1)                              30,288           14,516           16,173           1,548
Other Assets                                                           --               --              116              --
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                26,169,370       56,076,640       15,641,758       7,291,255
===========================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                  71,730               --          102,904              --
Payable for Futures Contracts Settlement (Note 1)                      --          142,875           56,000              --
Payable upon Return of Securities Loaned (Note 8)                      --               --        1,061,994              --
Payable for Securities Purchased (Note 1)                              --               --               --              --
Liability for Fund Shares Redeemed                                 89,988          629,164        1,474,416          21,168
Investment Advisory Fees Payable (Note 3)                          21,734           39,388           11,298           5,244
Transfer Agent and Administrative Fees Payable (Note 3)             6,037           10,941            3,138           1,457
Distribution and Service Fees Payable (Note 3)                      6,037           10,941            3,138           1,457
Portfolio Accounting Fees Payable (Note 3)                          2,415            4,376            1,255             583
Custody Fees Payable                                                  604            1,050              332             314
Other Liabilities                                                  17,087           18,902            7,506           4,148
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                              215,632          857,637        2,721,981          34,371
===========================================================================================================================
NET ASSETS                                                  $  25,953,738    $  55,219,003    $  12,919,777   $   7,256,884
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  25,542,072    $  48,867,852    $  12,677,437   $   7,805,322
Undistributed Net Investment Income (Loss)                        267,284          289,871               --           5,406
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, Currency Index Swaps, and
   Futures Contracts                                           (1,047,723)       3,964,345         (189,858)       (743,742)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, Currency Index Swaps, and
   Futures Contracts                                            1,192,105        2,096,935          432,198         189,898
===========================================================================================================================
NET ASSETS                                                  $  25,953,738    $  55,219,003    $  12,919,777   $   7,256,884
===========================================================================================================================

SHARES OUTSTANDING                                              1,088,632        1,652,432          559,266         167,977

NET ASSET VALUES                                            $       23.84    $       33.42    $       23.10   $       43.20

*     THE COST OF SECURITIES AT VALUE IS $24,828,118, $52,475,841, $11,592,011,
      $6,628,537, $19,221,585, $15,577,212, $28,045,960, $25,394,732,
      $59,171,398, $24,877,837, $1,487,010 AND $2,766,506, RESPECTIVELY.


164 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

                                                               December 31, 2005
--------------------------------------------------------------------------------


                                                                SMALL-CAP          MID-CAP        LARGE-CAP       SMALL-CAP
                                                                    VALUE            VALUE            VALUE          GROWTH
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $  19,962,138    $  15,938,309    $  28,684,406   $  26,836,348
Segregated Cash with Broker                                            --               --               --              --
Receivable for Equity Index Swap Settlement (Note 1)                   --               --               --              --
Receivable for Futures Contracts Settlement (Note 1)                   --               --               --              --
Receivable for Securities Sold (Note 1)                                --               --          354,117              --
Receivable for Fund Shares Purchased                              576,331          145,540               --       1,198,673
Investment Income Receivable (Note 1)                              18,017           14,584           35,009          20,108
Other Assets                                                          349              226              259             604
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                20,556,835       16,098,659       29,073,791      28,055,733
===========================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                      --               --               --              --
Payable for Futures Contracts Settlement (Note 1)                      --               --               --              --
Payable upon Return of Securities Loaned (Note 8)                 896,615        1,652,797        3,908,252       2,637,451
Payable for Securities Purchased (Note 1)                         572,485          106,335               --         524,689
Liability for Fund Shares Redeemed                                 17,589           69,321          576,352         535,703
Investment Advisory Fees Payable (Note 3)                          13,087           12,036           16,271          18,868
Transfer Agent and Administrative Fees Payable (Note 3)             4,362            4,012            5,424           6,289
Distribution and Service Fees Payable (Note 3)                      4,362            4,012            5,424           6,289
Portfolio Accounting Fees Payable (Note 3)                          1,745            1,605            2,169           2,516
Custody Fees Payable                                                  471              385              521           1,031
Other Liabilities                                                  10,849           16,376           12,235          14,588
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            1,521,565        1,866,879        4,526,648       3,747,424
===========================================================================================================================
NET ASSETS                                                  $  19,035,270    $  14,231,780    $  24,547,143   $  24,308,309
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  17,750,362    $  16,097,595    $  23,644,969   $  23,742,368
Undistributed Net Investment Income (Loss)                             --               --            6,093              --
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, Currency Index Swaps, and
   Futures Contracts                                              544,355       (2,226,912)         257,635        (875,675)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, Currency Index Swaps, and
   Futures Contracts                                              740,553          361,097          638,446       1,441,616
===========================================================================================================================
NET ASSETS                                                  $  19,035,270    $  14,231,780    $  24,547,143   $  24,308,309
===========================================================================================================================
SHARES OUTSTANDING                                                741,605          738,606          879,817         848,648

NET ASSET VALUES                                            $       25.67    $       19.27    $       27.90   $       28.64

                                                                  MID-CAP        LARGE-CAP    STRENGTHENING       WEAKENING
                                                                   GROWTH           GROWTH           DOLLAR          DOLLAR
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $  60,807,507    $  25,232,475    $   1,487,010   $   2,766,506
Segregated Cash with Broker                                            --               --               --           1,100
Receivable for Equity Index Swap Settlement (Note 1)                   --               --           27,294              --
Receivable for Futures Contracts Settlement (Note 1)                   --               --               --              --
Receivable for Securities Sold (Note 1)                           316,066          146,226               --              --
Receivable for Fund Shares Purchased                              546,639          385,366               --         245,423
Investment Income Receivable (Note 1)                              14,190           23,057              164             323
Other Assets                                                          551              119               --              --
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                61,684,953       25,787,243        1,514,468       3,013,352
===========================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                      --               --               --          54,345
Payable for Futures Contracts Settlement (Note 1)                      --               --               --             110
Payable upon Return of Securities Loaned (Note 8)               7,752,932        2,584,493               --              --
Payable for Securities Purchased (Note 1)                         774,690          598,215               --              --
Liability for Fund Shares Redeemed                                 55,626           24,654          261,521              --
Investment Advisory Fees Payable (Note 3)                          28,021           16,604            1,248           2,131
Transfer Agent and Administrative Fees Payable (Note 3)             9,340            5,535              347             592
Distribution and Service Fees Payable (Note 3)                      9,340            5,535              347             592
Portfolio Accounting Fees Payable (Note 3)                          3,736            2,214              139             237
Custody Fees Payable                                                  929              531              453              69
Other Liabilities                                                  15,481           11,480              745             921
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            8,650,095        3,249,261          264,800          58,997
===========================================================================================================================
NET ASSETS                                                  $  53,034,858    $  22,537,982    $   1,249,668   $   2,954,355
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  52,198,981    $  22,653,757    $   1,226,557   $   3,040,167
Undistributed Net Investment Income (Loss)                             --               --            1,169           2,505
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, Currency Index Swaps, and
   Futures Contracts                                             (800,232)        (470,413)          13,898         (78,938)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, Currency Index Swaps, and
   Futures Contracts                                            1,636,109          354,638            8,044          (9,379)
===========================================================================================================================
NET ASSETS                                                  $  53,034,858    $  22,537,982    $   1,249,668   $   2,954,355
===========================================================================================================================

SHARES OUTSTANDING                                              1,753,644          877,221           48,780         121,528

NET ASSET VALUES                                            $       30.24    $       25.69    $       25.62   $       24.31


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 165

--------------------------------------------------------------------------------

                                                                                                       U.S.
                                                                     CORE           SECTOR       GOVERNMENT
                                                                   EQUITY         ROTATION     MONEY MARKET         BANKING
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $   2,825,385    $  75,931,747    $ 184,163,561   $  16,589,592
Segregated Cash with Broker                                            --               --               --              --
Receivable for Equity Index Swap Settlement (Note 1)                   --               --               --              --
Receivable for Futures Contracts Settlement (Note 1)                   --               --               --              --
Receivable for Securities Sold (Note 1)                                --               --               --              --
Receivable for Fund Shares Purchased                               35,890          469,036        4,062,632         203,352
Investment Income Receivable (Note 1)                               3,217           36,918           25,102          27,875
Other Assets                                                           --            1,163               --             135
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 2,864,492       76,438,864      188,251,295      16,820,954
===========================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                      --       13,177,339               --       2,020,877
Payable for Securities Purchased (Note 1)                              --        1,067,904               --         185,504
Liability for Fund Shares Redeemed                                     --          237,309        2,601,010           7,029
Investment Advisory Fees Payable (Note 3)                           1,759           48,389           79,603          10,842
Transfer Agent and Administrative Fees Payable (Note 3)               628           13,441           31,841           3,189
Distribution and Service Fees Payable (Note 3)                        628           13,441           39,802           3,189
Portfolio Accounting Fees Payable (Note 3)                            251            5,377           15,921           1,276
Custody Fees Payable                                                   74            1,291            3,821             306
Cash due to Custodian Bank                                             --               --               --              --
Other Liabilities                                                     746           40,125          114,762           8,951
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                4,086       14,604,616        2,886,760       2,241,163
===========================================================================================================================
NET ASSETS                                                  $   2,860,406    $  61,834,248    $ 185,364,535   $  14,579,791
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $   2,860,120    $  54,296,276    $ 185,358,585   $  14,895,454
Undistributed Net Investment Income (Loss)                            830               --            7,496         219,732
Accumulated Net Realized Gain (Loss) on Investments and
   Commodity Index Swaps                                           (4,548)       1,768,201           (1,546)     (1,717,573)
Net Unrealized Appreciation (Depreciation) on Investments
   and Commodity Index Swaps                                        4,004        5,769,771               --       1,182,178
===========================================================================================================================
NET ASSETS                                                  $   2,860,406    $  61,834,248    $ 185,364,535   $  14,579,791
===========================================================================================================================

SHARES OUTSTANDING                                                114,253        4,875,618      185,378,194         491,020

NET ASSET VALUES                                            $       25.04    $       12.68    $        1.00   $       29.69


*     THE COST OF SECURITIES AT VALUE IS $2,821,381, $70,161,976, $184,163,561,
      $15,407,414, $27,873,105, $43,417,886, $29,325,176, $23,337,013,
      $8,057,180, $73,987,124, $73,115,571 AND $40,660,677, RESPECTIVELY.


166 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

                                                               December 31, 2005
--------------------------------------------------------------------------------

                                                                    BASIC             BIO-                         CONSUMER
                                                                MATERIALS       TECHNOLOGY      COMMODITIES        PRODUCTS
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $  32,249,412    $  47,806,124    $  29,325,176   $  24,961,802
Segregated Cash with Broker                                            --               --           56,000              --
Receivable for Equity Index Swap Settlement (Note 1)                   --               --           88,565              --
Receivable for Futures Contracts Settlement (Note 1)                   --               --           15,225              --
Receivable for Securities Sold (Note 1)                         1,437,029          429,426               --              --
Receivable for Fund Shares Purchased                                8,147               --           30,574         242,120
Investment Income Receivable (Note 1)                              30,567            1,513            6,310          56,348
Other Assets                                                      670,891              664               --             285
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                34,396,046       48,237,727       29,521,850      25,260,555
===========================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)               3,979,860       11,680,787               --       2,842,566
Payable for Securities Purchased (Note 1)                              --               --               --         186,709
Liability for Fund Shares Redeemed                              1,512,628          407,954        1,288,450          10,646
Investment Advisory Fees Payable (Note 3)                          21,668           25,953           18,824          17,014
Transfer Agent and Administrative Fees Payable (Note 3)             6,373            7,633            6,275           5,004
Distribution and Service Fees Payable (Note 3)                      6,373            7,633            6,275           5,004
Portfolio Accounting Fees Payable (Note 3)                          2,549            3,053            2,510           2,002
Custody Fees Payable                                                  862              816            1,475             639
Cash due to Custodian Bank                                        531,281               --               --              --
Other Liabilities                                                  17,143           17,961           10,996          14,355
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            6,078,737       12,151,790        1,334,805       3,083,939
===========================================================================================================================
NET ASSETS                                                  $  28,317,309    $  36,085,937    $  28,187,045   $  22,176,616
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  25,173,334    $  38,567,078    $  30,326,729   $  22,091,410
Undistributed Net Investment Income (Loss)                        146,922               --           26,083         127,914
Accumulated Net Realized Gain (Loss) on Investments and
   Commodity Index Swaps                                       (1,379,254)      (6,869,379)      (2,283,369)     (1,667,497)
Net Unrealized Appreciation (Depreciation) on Investments
   and Commodity Index Swaps                                    4,376,307        4,388,238          117,602       1,624,789
===========================================================================================================================
NET ASSETS                                                  $  28,317,309    $  36,085,937    $  28,187,045   $  22,176,616
===========================================================================================================================

SHARES OUTSTANDING                                              1,015,898        1,688,893        1,275,291         701,029

NET ASSET VALUES                                            $       27.87    $       21.37    $       22.10   $       31.63

                                                                                                     ENERGY       FINANCIAL
                                                              ELECTRONICS           ENERGY         SERVICES        SERVICES
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $   9,320,811    $  98,203,803    $  97,723,423   $  42,671,262
Segregated Cash with Broker                                            --               --               --              --
Receivable for Equity Index Swap Settlement (Note 1)                   --               --               --              --
Receivable for Futures Contracts Settlement (Note 1)                   --               --               --              --
Receivable for Securities Sold (Note 1)                           799,819        2,257,433        1,017,166       2,255,615
Receivable for Fund Shares Purchased                                   --               --           23,507              --
Investment Income Receivable (Note 1)                                 423           44,992           25,910          86,510
Other Assets                                                          102            1,041            1,183             662
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                10,121,155      100,507,269       98,791,189      45,014,049
===========================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)               1,000,210       14,834,598       18,270,117       5,885,773
Payable for Securities Purchased (Note 1)                              --               --               --              --
Liability for Fund Shares Redeemed                                792,838        2,056,300          640,329       2,218,490
Investment Advisory Fees Payable (Note 3)                           7,788           72,084           65,726          29,258
Transfer Agent and Administrative Fees Payable (Note 3)             2,291           21,201           19,331           8,605
Distribution and Service Fees Payable (Note 3)                      2,291           21,201           19,331           8,605
Portfolio Accounting Fees Payable (Note 3)                            916            8,481            7,732           3,442
Custody Fees Payable                                                  220            2,084            1,856             826
Cash due to Custodian Bank                                             --               --               --              --
Other Liabilities                                                   8,491           53,992           45,055          19,566
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            1,815,045       17,069,941       19,069,477       8,174,565
===========================================================================================================================
NET ASSETS                                                  $   8,306,110    $  83,437,328    $  79,721,712   $  36,839,484
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  12,687,535    $  51,271,382    $  60,479,425   $  35,208,014
Undistributed Net Investment Income (Loss)                             --               --               --         287,113
Accumulated Net Realized Gain (Loss) on Investments and
   Commodity Index Swaps                                       (5,645,056)       7,949,267       (5,365,565)       (666,228)
Net Unrealized Appreciation (Depreciation) on Investments
   and Commodity Index Swaps                                    1,263,631       24,216,679       24,607,852       2,010,585
===========================================================================================================================
NET ASSETS                                                  $   8,306,110    $  83,437,328    $  79,721,712   $  36,839,484
===========================================================================================================================

SHARES OUTSTANDING                                                607,047        2,128,439        2,578,113       1,265,929

NET ASSET VALUES                                            $       13.68    $       39.20    $       30.92   $       29.10


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 167

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   HEALTH                                          PRECIOUS
                                                                     CARE         INTERNET          LEISURE          METALS
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $ 57,519,039     $ 25,932,692    $  16,183,123   $  90,812,224
Receivable for Securities Sold (Note 1)                           140,285           63,763          119,295              --
Receivable for Fund Shares Purchased                               98,677               --               --       2,001,757
Investment Income Receivable (Note 1)                              40,752            2,724           15,996             219
Other Assets                                                          519          127,485              520           6,693
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                57,799,272       26,126,664       16,318,934      92,820,893
===========================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)               5,834,092        4,947,937        2,203,343      22,216,360
Payable for Securities Purchased (Note 1)                              --               --               --       2,189,988
Liability for Fund Shares Redeemed                                173,153          181,461          122,851          53,251
Investment Advisory Fees Payable (Note 3)                          39,731           15,539           11,183          41,235
Transfer Agent and Administrative Fees Payable (Note 3)            11,686            4,570            3,289          13,745
Distribution and Service Fees Payable (Note 3)                     11,686            4,570            3,289          13,745
Portfolio Accounting Fees Payable (Note 3)                          4,674            1,828            1,316           5,498
Custody Fees Payable                                                1,122              439              316           1,348
Cash due to Custodian Bank                                             --               --               --              --
Other Liabilities                                                  31,543           11,462           12,569          44,678
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            6,107,687        5,167,806        2,358,156      24,579,848
===========================================================================================================================
NET ASSETS                                                   $ 51,691,585     $ 20,958,858    $  13,960,778   $  68,241,045
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $ 48,042,569     $ 21,704,641    $  12,132,781   $  66,006,681
Undistributed Net Investment Income                                    --               --               --              --
Accumulated Net Realized Gain (Loss) on Investments            (2,919,519)      (3,161,804)        (148,993)    (15,597,078)
Net Unrealized Appreciation (Depreciation) on Investments       6,568,535        2,416,021        1,976,990      17,831,442
===========================================================================================================================
NET ASSETS                                                   $ 51,691,585     $ 20,958,858    $  13,960,778   $  68,241,045
===========================================================================================================================

SHARES OUTSTANDING                                              1,835,149        1,421,949          635,715       6,584,539

NET ASSET VALUES                                             $      28.17     $      14.74    $       21.96   $       10.36

*     THE COST OF SECURITIES AT VALUE IS $50,950,504, $23,516,671, $14,206,133,
      $72,980,782, $27,167,664, $16,791,820, $18,490,203, $17,438,801,
      $29,384,828 AND $43,031,811, RESPECTIVELY.


168 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

                                                               December 31, 2005
--------------------------------------------------------------------------------

                                                                     REAL                                          TELECOM-
                                                                   ESTATE        RETAILING      TECHNOLOGY      MUNICATIONS
                                                                     FUND             FUND            FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $ 33,377,812     $ 20,241,713    $ 21,381,497    $  21,069,218
Receivable for Securities Sold (Note 1)                                --          278,043       1,854,197          970,845
Receivable for Fund Shares Purchased                                   --              726           8,694               82
Investment Income Receivable (Note 1)                             163,482           13,410           5,946           38,460
Other Assets                                                          550           83,019          12,078              516
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                33,541,844       20,616,911      23,262,412       22,079,121
===========================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)               4,290,906        2,705,034       2,273,008        4,164,244
Payable for Securities Purchased (Note 1)                          66,127               --              --               --
Liability for Fund Shares Redeemed                                 44,090          251,290       1,798,909          972,922
Investment Advisory Fees Payable (Note 3)                          25,848           14,338          17,042           17,194
Transfer Agent and Administrative Fees Payable (Note 3)             7,602            4,217           5,012            5,057
Distribution and Service Fees Payable (Note 3)                      7,602            4,217           5,012            5,057
Portfolio Accounting Fees Payable (Note 3)                          3,041            1,687           2,005            2,023
Custody Fees Payable                                                  744              405             481              526
Cash due to Custodian Bank                                             --            4,823              --               --
Other Liabilities                                                  21,610           15,304          15,982           14,207
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            4,467,570        3,001,315       4,117,451        5,181,230
===========================================================================================================================
NET ASSETS                                                   $ 29,074,274     $ 17,615,596    $ 19,144,961    $  16,897,891
===========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $ 24,931,197     $ 15,410,221    $ 19,249,377    $  15,384,750
Undistributed Net Investment Income                               627,909               --              --          176,939
Accumulated Net Realized Gain (Loss) on Investments            (2,694,980)      (1,244,518)     (2,995,710)      (2,294,215)
Net Unrealized Appreciation (Depreciation) on Investments       6,210,148        3,449,893       2,891,294        3,630,417
===========================================================================================================================
NET ASSETS                                                   $ 29,074,274     $ 17,615,596    $ 19,144,961    $  16,897,891
===========================================================================================================================

SHARES OUTSTANDING                                                721,527          632,504       1,375,718          898,578

NET ASSET VALUES                                             $      40.30     $      27.85    $      13.92    $       18.81

                                                                   TRANS-
                                                                PORTATION        UTILITIES
                                                                     FUND             FUND
------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $ 35,896,094     $ 48,074,352
Receivable for Securities Sold (Note 1)                                --           34,825
Receivable for Fund Shares Purchased                               88,225           64,312
Investment Income Receivable (Note 1)                              36,413           98,644
Other Assets                                                          615              552
------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                36,021,347       48,272,685
==========================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)               4,332,169        8,048,916
Payable for Securities Purchased (Note 1)                         132,459               --
Liability for Fund Shares Redeemed                                122,578          189,651
Investment Advisory Fees Payable (Note 3)                          23,988           32,648
Transfer Agent and Administrative Fees Payable (Note 3)             7,055            9,602
Distribution and Service Fees Payable (Note 3)                      7,055            9,602
Portfolio Accounting Fees Payable (Note 3)                          2,822            3,841
Custody Fees Payable                                                  691              922
Cash due to Custodian Bank                                             --               --
Other Liabilities                                                  14,997           34,121
------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            4,643,814        8,329,303
==========================================================================================
NET ASSETS                                                   $ 31,377,533     $ 39,943,382
==========================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $ 26,257,293     $ 36,345,344
Undistributed Net Investment Income                                    --          872,857
Accumulated Net Realized Gain (Loss) on Investments            (1,391,026)      (2,317,360)
Net Unrealized Appreciation (Depreciation) on Investments       6,511,266        5,042,541
==========================================================================================
NET ASSETS                                                   $ 31,377,533     $ 39,943,382
==========================================================================================

SHARES OUTSTANDING                                                961,391        2,092,121

NET ASSET VALUES                                             $      32.64     $      19.09


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 169

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     NOVA             URSA              OTC          ARKTOS
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $     715,211    $   1,121,838    $     364,496   $   1,005,121
Interest from Securities Lending, net (Note 8)                     10,927               --           32,558              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                1,573,344               --          457,798              --
Other Income                                                        1,241               --              241              --
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                 2,300,723        1,121,838          855,093       1,005,121
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 810,149          320,367          775,848         289,875
Transfer Agent and Administrative Fees (Note 3)                   270,049           88,991          258,616          80,521
Audit and Outside Services (Note 1)                                72,275           27,836           57,627          13,891
Portfolio Accounting Fees (Note 3)                                108,020           35,596          103,447          32,208
Interest Expense                                                       --               --               --              --
Trustees' Fees**                                                    4,703            2,314            6,111           2,445
Service Fees (Note 3)                                             270,049           88,991          258,616          80,521
Custody Fees                                                       31,320            8,796           24,954           7,460
Tax Expense (Note 4)                                                   --               --               --          21,322
Miscellaneous                                                      87,154           29,780           72,101          19,376
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                               1,653,719          602,671        1,557,320         547,619
---------------------------------------------------------------------------------------------------------------------------
Less Tax Expenses Reimbursed by
   Advisor (Note 4)                                                    --               --               --          21,322
---------------------------------------------------------------------------------------------------------------------------
   Total Reimbursed Expenses                                           --               --               --          21,322
---------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                    1,653,719          602,671        1,557,320         526,297
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      647,004          519,167         (702,227)        478,824
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           3,670,972               --       15,894,813              --
Equity Index Swaps                                                438,200            5,493          476,205      (1,109,616)
Futures Contracts                                               5,119,115       (1,230,780)       2,199,481      (1,350,413)
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               9,228,287       (1,225,287)      18,570,499      (2,460,029)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            (976,153)              --      (19,839,841)             --
Equity Index Swaps                                               (246,377)          33,430          (44,703)        302,634
Futures Contracts                                              (2,111,006)         911,030         (211,636)        156,086
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           (3,333,536)         944,460      (20,096,180)        458,720
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  5,894,751         (280,827)      (1,525,681)     (2,001,309)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   6,541,755    $     238,340    $  (2,227,908)  $  (1,522,485)
===========================================================================================================================

 *    FOREIGN TAX WITHHELD OF $0, $0, $1,790, $0, $0, $655, $0, $0, $60, $0, $0,
      AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


170 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

                                                    Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                                                                    INVERSE
                                                                TITAN 500     VELOCITY 100           MEDIUS         MID-CAP
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $     202,141    $     280,802    $     262,820   $     109,258
Interest from Securities Lending, net (Note 8)                      1,757            7,781            4,345              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                  335,309          141,513          421,478              --
Other Income                                                          308               --              146              --
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   539,515          430,096          688,789         109,258
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 220,666          313,404          390,477          29,966
Transfer Agent and Administrative Fees (Note 3)                    61,296           87,057          108,466           8,324
Audit and Outside Services (Note 1)                                11,571           17,709           18,604           1,462
Portfolio Accounting Fees (Note 3)                                 24,518           34,823           43,387           3,329
Interest Expense                                                       --               --               --              --
Trustees' Fees**                                                    1,564            1,949            2,148             167
Service Fees (Note 3)                                              61,296           87,057          108,466           8,324
Custody Fees                                                        8,224           10,320           12,674             844
Tax Expense (Note 4)                                                   --               --               --              --
Miscellaneous                                                      15,985           23,267           28,152           2,063
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 405,120          575,586          712,374          54,479
---------------------------------------------------------------------------------------------------------------------------
Less Tax Expenses Reimbursed by
   Advisor (Note 4)                                                    --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Reimbursed Expenses                                           --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                      405,120          575,586          712,374          54,479
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      134,395         (145,490)         (23,585)         54,779
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             (63,894)      (1,845,131)       3,527,041              --
Equity Index Swaps                                                263,272         (650,378)       2,181,429        (324,373)
Futures Contracts                                                  60,141         (730,087)       1,287,249        (133,098)
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 259,519       (3,225,596)       6,995,719        (457,471)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             189,682          710,501          731,172              --
Equity Index Swaps                                               (118,940)      (1,263,650)        (907,860)         40,044
Futures Contracts                                                (778,107)         (83,567)        (450,379)         26,432
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             (707,365)        (636,716)        (627,067)         66,476
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (447,846)      (3,862,312)       6,368,652        (390,995)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    (313,451)   $  (4,007,802)   $   6,345,067   $    (336,216)
===========================================================================================================================

                                                                                   INVERSE             U.S.
                                                                   MEKROS        SMALL-CAP       GOVERNMENT            JUNO
                                                                     FUND             FUND        BOND FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $     336,354    $     446,402    $   2,331,419   $   2,093,759
Interest from Securities Lending, net (Note 8)                     18,414               --               --              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                  344,243               --               --              --
Other Income                                                          544               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   699,555          446,402        2,331,419       2,093,759
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 373,023          129,130          260,301         394,324
Transfer Agent and Administrative Fees (Note 3)                   103,617           35,869          104,120         109,534
Audit and Outside Services (Note 1)                                20,873            4,986           20,429          19,195
Portfolio Accounting Fees (Note 3)                                 41,447           14,348           52,060          43,814
Interest Expense                                                       --               --               --       1,522,936
Trustees' Fees**                                                    2,802              845            3,458           2,736
Service Fees (Note 3)                                             103,617           35,869          130,150         109,534
Custody Fees                                                       12,333            3,630           14,956           9,961
Tax Expense (Note 4)                                                   --               --               --              --
Miscellaneous                                                      26,135            8,737           29,507          28,055
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 683,847          233,414          614,981       2,240,089
---------------------------------------------------------------------------------------------------------------------------
Less Tax Expenses Reimbursed by
   Advisor (Note 4)                                                    --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Reimbursed Expenses                                           --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                      683,847          233,414          614,981       2,240,089
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       15,708          212,988        1,716,438        (146,330)
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             598,845               --        1,955,414         (13,973)
Equity Index Swaps                                                 (8,861)      (1,345,711)              --              --
Futures Contracts                                              (1,180,636)        (596,993)         (78,522)       (609,653)
Securities Sold Short                                                  --               --               --      (2,586,044)
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                (590,652)      (1,942,704)       1,876,892      (3,209,670)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                          (1,165,063)              --          216,996            (477)
Equity Index Swaps                                             (1,662,601)         245,427               --              --
Futures Contracts                                              (1,507,184)          53,085         (460,542)       (201,972)
Securities Sold Short                                                  --               --               --         118,337
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           (4,334,848)         298,512         (243,546)        (84,112)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                 (4,925,500)      (1,644,192)       1,633,346      (3,293,782)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $  (4,909,792)   $  (1,431,204)   $   3,349,784   $  (3,440,112)
===========================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 171

--------------------------------------------------------------------------------

                                                                                                       LONG         INVERSE
                                                                LARGE-CAP        LARGE-CAP          DYNAMIC         DYNAMIC
                                                                   EUROPE            JAPAN           DOW 30          DOW 30
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $     492,964    $     576,719    $      75,986   $     208,112
Interest from Securities Lending, net (Note 8)                         --               --            1,299              --
Dividends, Net of Foreign Tax Withheld** (Note 1)                 236,937               --          161,361              --
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   729,901          576,719          238,646         208,112
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 254,306          154,313           79,938          56,703
Transfer Agent and Administrative Fees (Note 3)                    70,640           42,865           22,205          15,751
Audit and Outside Services (Note 1)                                12,156           12,413            5,113           1,353
Portfolio Accounting Fees (Note 3)                                 28,256           17,146            8,882           6,300
Trustees' Fees***                                                   1,395              776              352             289
Service Fees (Note 3)                                              70,640           42,865           22,205          15,751
Custody Fees                                                        6,575            4,021            2,743           1,618
Miscellaneous                                                      18,649           12,449            6,312           5,680
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 462,617          286,848          147,750         103,445
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      267,284          289,871           90,896         104,667
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (479,799)              --         (294,277)             --
Equity/Currency Index Swaps                                      (547,934)       3,575,602          271,669        (465,568)
Futures Contracts                                                      --          679,603           40,512        (135,526)
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                              (1,027,733)       4,255,205           17,904        (601,094)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           1,263,835               --          323,478              --
Equity/Currency Index Swaps                                    (1,060,738)         690,783          (96,408)        191,541
Futures Contracts                                                      --          546,795         (160,884)        117,588
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              203,097        1,237,578           66,186         309,129
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (824,636)       5,492,783           84,090        (291,965)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    (557,352)   $   5,782,654    $     174,986   $    (187,298)
===========================================================================================================================

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005 -- STRENGTHENING DOLLAR FUND AND WEAKENING DOLLAR FUND.

 **   FOREIGN TAX WITHHELD OF $18,946, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0
      AND $0, RESPECTIVELY.

***   RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


172 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

                                                  Period Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                SMALL-CAP          MID-CAP        LARGE-CAP       SMALL-CAP
                                                                    VALUE            VALUE            VALUE          GROWTH
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       3,776    $       4,874    $       2,269   $       3,311
Interest from Securities Lending, net (Note 8)                      2,531            5,544            3,049           5,461
Dividends, Net of Foreign Tax Withheld** (Note 1)                 237,040          542,376          370,755         145,579
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   243,347          552,794          376,073         154,351
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 138,138          238,548          124,509         148,476
Transfer Agent and Administrative Fees (Note 3)                    46,046           79,516           41,503          49,492
Audit and Outside Services (Note 1)                                 7,704           12,297            8,462          10,096
Portfolio Accounting Fees (Note 3)                                 18,419           31,806           16,601          19,797
Trustees' Fees***                                                     899            1,477              676             862
Service Fees (Note 3)                                              46,046           79,516           41,503          49,492
Custody Fees                                                        4,246            7,652            3,902           4,993
Miscellaneous                                                      12,316           20,194           11,448          13,754
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 273,814          471,006          248,604         296,962
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (30,467)          81,788          127,469        (142,611)
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           3,253,908        3,667,245        1,052,365       1,800,090
Equity/Currency Index Swaps                                            --               --               --              --
Futures Contracts                                                 (20,536)              --               --              --
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               3,233,372        3,667,245        1,052,365       1,800,090
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                          (3,578,321)      (1,100,126)        (582,663)     (1,775,372)
Equity/Currency Index Swaps                                            --               --               --              --
Futures Contracts                                                      --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           (3,578,321)      (1,100,126)        (582,663)     (1,775,372)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (344,949)       2,567,119          469,702          24,718
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    (375,416)   $   2,648,907    $     597,171   $    (117,893)
===========================================================================================================================

                                                                  MID-CAP        LARGE-CAP    STRENGTHENING       WEAKENING
                                                                   GROWTH           GROWTH           DOLLAR          DOLLAR
                                                                     FUND             FUND            FUND*           FUND*
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       3,012    $       1,961    $      17,597   $      17,437
Interest from Securities Lending, net (Note 8)                      2,394              762               --              --
Dividends, Net of Foreign Tax Withheld** (Note 1)                 142,916          181,573               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   148,322          184,296           17,597          17,437
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 136,354           92,751            4,013           3,898
Transfer Agent and Administrative Fees (Note 3)                    45,451           30,917            1,115           1,083
Audit and Outside Services (Note 1)                                10,329            7,765              491             569
Portfolio Accounting Fees (Note 3)                                 18,181           12,367              446             433
Trustees' Fees***                                                     636              464                8               5
Service Fees (Note 3)                                              45,451           30,917            1,115           1,083
Custody Fees                                                        4,354            3,701              524             114
Miscellaneous                                                      12,637            8,846              349             415
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 273,393          187,728            8,061           7,600
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     (125,071)          (3,432)           9,536           9,837
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             710,759          538,671               --              --
Equity/Currency Index Swaps                                            --               --           13,898         (79,820)
Futures Contracts                                                      --               --               --             882
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 710,759          538,671           13,898         (78,938)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             220,933         (672,193)              --              --
Equity/Currency Index Swaps                                            --               --            8,044          (9,415)
Futures Contracts                                                      --               --               --              36
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              220,933         (672,193)           8,044          (9,379)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    931,692         (133,522)          21,942         (88,317)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $     806,621    $    (136,954)   $      31,478   $     (78,480)
===========================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 173

--------------------------------------------------------------------------------

                                                                                                       U.S.
                                                                     CORE           SECTOR       GOVERNMENT
                                                                   EQUITY         ROTATION            MONEY         BANKING
                                                                    FUND*             FUND      MARKET FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $         682    $      25,218    $   7,514,259   $       2,351
Interest from Securities Lending, net (Note 8)                         --           13,103               --           1,791
Dividends, Net of Foreign Tax Withheld** (Note 1)                   4,326          479,822               --         475,129
Other Income                                                           --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                     5,008          518,143        7,514,259         479,271
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   1,807          312,736        1,200,944         139,283
Transfer Agent and Administrative Fees (Note 3)                       645           86,871          480,377          40,966
Audit and Outside Services (Note 1)                                   426           26,704           88,368           6,519
Portfolio Accounting Fees (Note 3)                                    258           34,748          237,207          16,386
Trustees' Fees***                                                      --            1,527           18,446           1,126
Service Fees (Note 3)                                                 645           86,871          600,472          40,966
Custody Fees                                                           76            8,884           55,223           4,299
Miscellaneous                                                         321           28,145          132,387           9,994
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                   4,178          586,486        2,813,424         259,539
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                          830          (68,343)       4,700,835         219,732
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              (4,360)       2,791,341               --        (959,804)
Commodity Index Swaps                                                  --               --               --              --
Futures Contracts                                                    (188)              --               --              --
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                  (4,548)       2,791,341               --        (959,804)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                               4,004        1,800,965               --        (270,743)
Commodity Index Swaps                                                  --               --               --              --
Futures Contracts                                                      --               --               --              --
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                4,004        1,800,965               --        (270,743)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                       (544)       4,592,306               --      (1,230,547)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $         286    $   4,523,963    $   4,700,835   $  (1,010,815)
===========================================================================================================================

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005 -- COMMODITIES FUND, NOVEMBER 29, 2005 -- CORE EQUITY FUND.

 **   FOREIGN TAX WITHHELD OF $0, $13,537, $0, $5,300, $3,457, $0, $0, $32, $51,
      $54,074, $0 AND $4,875, RESPECTIVELY.

***   RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


174 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

                                                  Period Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                    BASIC             BIO-                         CONSUMER
                                                                MATERIALS       TECHNOLOGY      COMMODITIES        PRODUCTS
                                                                     FUND             FUND            FUND*            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       4,762    $       2,790    $     191,874   $       3,783
Interest from Securities Lending, net (Note 8)                      6,767            3,919               --           3,185
Dividends, Net of Foreign Tax Withheld** (Note 1)                 703,581            3,523               --         598,748
Other Income                                                           --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   715,110           10,232          191,874         605,716
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 306,201          122,040           35,544         257,494
Transfer Agent and Administrative Fees (Note 3)                    90,059           35,894           11,848          75,733
Audit and Outside Services (Note 1)                                12,321           12,038            6,799          10,505
Portfolio Accounting Fees (Note 3)                                 36,024           14,358            4,739          30,293
Trustees' Fees***                                                   2,118              799               73           1,866
Service Fees (Note 3)                                              90,059           35,894           11,848          75,733
Custody Fees                                                        8,569            3,561            1,991           7,575
Miscellaneous                                                      22,837           10,949            4,906          18,603
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 568,188          235,533           77,748         477,802
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      146,922         (225,301)         114,126         127,914
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             438,695       (1,077,177)              --       1,129,327
Commodity Index Swaps                                                  --               --       (1,730,985)             --
Futures Contracts                                                      --               --         (552,384)             --
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 438,695       (1,077,177)      (2,283,369)      1,129,327
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                          (1,893,780)       2,731,019               --      (1,291,415)
Commodity Index Swaps                                                  --               --          123,283              --
Futures Contracts                                                      --               --           (5,681)             --
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           (1,893,780)       2,731,019          117,602      (1,291,415)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                 (1,455,085)       1,653,842       (2,165,767)       (162,088)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $  (1,308,163)   $   1,428,541    $  (2,051,641)  $     (34,174)
===========================================================================================================================

                                                                                                     ENERGY       FINANCIAL
                                                              ELECTRONICS           ENERGY         SERVICES        SERVICES
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       1,571    $      12,291    $      10,062   $       4,056
Interest from Securities Lending, net (Note 8)                      1,282          128,648            9,259          16,432
Dividends, Net of Foreign Tax Withheld** (Note 1)                  33,715        1,222,976          238,074         750,384
Other Income                                                           --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    36,568        1,363,915          257,395         770,872
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                  82,544          735,672          498,017         258,622
Transfer Agent and Administrative Fees (Note 3)                    24,278          216,374          146,476          76,065
Audit and Outside Services (Note 1)                                 6,046           38,956           31,458          13,676
Portfolio Accounting Fees (Note 3)                                  9,711           86,550           58,590          30,426
Trustees' Fees***                                                     585            4,241            2,491           1,656
Service Fees (Note 3)                                              24,278          216,374          146,476          76,065
Custody Fees                                                        2,962           21,545           13,791           7,281
Miscellaneous                                                       6,862           55,674           39,910          19,968
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 157,266        1,375,386          937,209         483,759
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     (120,698)         (11,471)        (679,814)        287,113
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                          (1,865,668)       9,383,343       (1,689,593)        (28,632)
Commodity Index Swaps                                                  --               --               --              --
Futures Contracts                                                      --               --               --              --
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                              (1,865,668)       9,383,343       (1,689,593)        (28,632)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             248,322       14,787,065       19,597,826        (132,312)
Commodity Index Swaps                                                  --               --               --              --
Futures Contracts                                                      --               --               --              --
Securities Sold Short                                                  --               --               --              --
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              248,322       14,787,065       19,597,826        (132,312)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                 (1,617,346)      24,170,408       17,908,233        (160,944)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $  (1,738,044)   $  24,158,937    $  17,228,419   $     126,169
===========================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 175

STATEMENTS OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   HEALTH                                          PRECIOUS
                                                                     CARE        INTERNET           LEISURE          METALS
                                                                     FUND            FUND              FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       7,546    $      2,016     $       4,462   $       5,492
Interest from Securities Lending, net (Note 8)                      5,076          10,296            34,205          45,972
Dividends, Net of Foreign Tax Withheld* (Note 1)                  428,945          16,381           200,667         363,231
Other Income                                                           --              --                --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   441,567          28,693           239,334         414,695
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 386,131          96,208           261,260         234,255
Transfer Agent and Administrative Fees (Note 3)                   113,568          28,297            76,841          78,085
Audit and Outside Services (Note 1)                                22,578           7,476             9,395          29,035
Portfolio Accounting Fees (Note 3)                                 45,427          11,319            30,737          31,234
Trustees' Fees**                                                    2,388             725             1,684           1,470
Service Fees (Note 3)                                             113,568          28,297            76,841          78,085
Custody Fees                                                       10,435           2,583             7,065           7,468
Miscellaneous                                                      29,462           8,586            19,407          28,263
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 723,557         183,491           483,230         487,895
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     (281,990)       (154,798)         (243,896)        (73,200)
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           3,078,597       1,240,923         1,463,777      (5,450,489)
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               3,078,597       1,240,923         1,463,777      (5,450,489)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
   (Depreciation) on:
Investment Securities                                           2,066,699      (5,091,806)       (3,609,943)     11,668,972
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            2,066,699      (5,091,806)       (3,609,943)     11,668,972
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  5,145,296      (3,850,883)       (2,146,166)      6,218,483
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   4,863,306    $ (4,005,681)    $  (2,390,062)  $   6,145,283
===========================================================================================================================


 *    FOREIGN TAX WITHHELD OF $1,362, $0, $0, $14,234, $0, $0, $0, $5,643,
      $1,217 AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


176 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.
      s

                                                    Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                     REAL                                          TELECOM-
                                                                   ESTATE        RETAILING       TECHNOLOGY     MUNICATIONS
                                                                     FUND             FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $      3,619     $      4,841    $       2,994   $       2,373
Interest from Securities Lending, net (Note 8)                     23,591            8,346            1,583           7,565
Dividends, Net of Foreign Tax Withheld* (Note 1)                1,144,278          177,299           64,853         455,691
Other Income                                                           --               --               --             188
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                 1,171,488          190,486           69,430         465,817
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 290,755          238,113          143,165         153,286
Transfer Agent and Administrative Fees (Note 3)                    85,516           70,033           42,107          45,084
Audit and Outside Services (Note 1)                                15,888           11,516           10,955           9,817
Portfolio Accounting Fees (Note 3)                                 34,207           28,013           16,843          18,034
Trustees' Fees**                                                    1,719            1,538              903             969
Service Fees (Note 3)                                              85,516           70,033           42,107          45,084
Custody Fees                                                        8,244            6,552            3,849           4,160
Miscellaneous                                                      21,734           17,673           12,413          12,444
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 543,579          443,471          272,342         288,878
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      627,909         (252,985)        (202,912)        176,939
===========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (367,084)         761,446          395,325         681,979
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                (367,084)         761,446          395,325         681,979
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
   (Depreciation) on:
Investment Securities                                           1,158,404         (379,811)         201,044      (1,228,903)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            1,158,404         (379,811)         201,044      (1,228,903)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    791,320          381,635          596,369        (546,924)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $  1,419,229     $    128,650    $     393,457   $    (369,985)
===========================================================================================================================

                                                                   TRANS-
                                                                PORTATION        UTILITIES
                                                                     FUND             FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       3,929    $       5,403
Interest from Securities Lending, net (Note 8)                     33,453           19,670
Dividends, Net of Foreign Tax Withheld* (Note 1)                  210,072        1,624,418
Other Income                                                           --              839
------------------------------------------------------------------------------------------
   Total Income                                                   247,454        1,650,330
------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 221,069          413,709
Transfer Agent and Administrative Fees (Note 3)                    65,020          121,679
Audit and Outside Services (Note 1)                                10,364           24,699
Portfolio Accounting Fees (Note 3)                                 26,008           48,672
Trustees' Fees**                                                    1,314            2,178
Service Fees (Note 3)                                              65,020          121,679
Custody Fees                                                        6,505           11,949
Miscellaneous                                                      17,154           32,908
------------------------------------------------------------------------------------------
   Total Expenses                                                 412,454          777,473
------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     (165,000)         872,857
==========================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             986,215       (1,050,256)
------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 986,215       (1,050,256)
------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
   (Depreciation) on:
Investment Securities                                          (1,991,584)       2,775,884
------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           (1,991,584)       2,775,884
------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                 (1,005,369)       1,725,628
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $  (1,170,369)   $   2,598,485
==========================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 177

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           NOVA FUND                             URSA FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR               YEAR               YEAR               YEAR
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $       647,004    $       362,006    $       519,167    $      (130,845)
Net Realized Gain (Loss) on Investments              9,228,287          8,220,111         (1,225,287)       (10,748,044)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                    (3,333,536)         3,128,188            944,460            (29,346)
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                   6,541,755         11,710,305            238,340        (10,908,235)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                 (362,006)           (40,441)                --                 --
Realized Gain on Investment                                 --                 --                 --                 --
Return of Capital                                           --                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                (362,006)           (40,441)                --                 --
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     525,436,344        677,100,271        296,790,050        468,800,872
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                               362,006             40,441                 --                 --
COST OF SHARES REDEEMED                           (530,160,037)      (640,426,112)      (283,598,621)      (456,638,548)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                          (4,361,687)        36,714,600         13,191,429         12,162,324
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                1,818,062         48,384,464         13,429,769          1,254,089
NET ASSETS--BEGINNING OF YEAR                      130,200,030         81,815,566         19,075,624         17,821,535
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                        $   132,018,092    $   130,200,030    $    32,505,393    $    19,075,624
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $       647,004    $       362,006    $       519,167    $            --
=======================================================================================================================

                                                          OTC FUND
---------------------------------------------------------------------------------
                                                          YEAR               YEAR
                                                         ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,
                                                          2005               2004
---------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $      (702,227)   $      (226,946)
Net Realized Gain (Loss) on Investments             18,570,499          6,075,248
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                   (20,096,180)         2,159,542
---------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                  (2,227,908)         8,007,844
---------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                       --                 --
Realized Gain on Investment                                 --                 --
Return of Capital                                           --                 --
---------------------------------------------------------------------------------
   Total Distributions to Shareholders                      --                 --
=================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     464,820,799        839,741,462
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                    --                 --
COST OF SHARES REDEEMED                           (551,582,169)      (784,108,500)
=================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                         (86,761,370)        55,632,962
---------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              (88,989,278)        63,640,806
NET ASSETS--BEGINNING OF YEAR                      191,476,321        127,835,515
---------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                        $   102,487,043    $   191,476,321
=================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $            --    $            --
=================================================================================

+ VALUES HAVE BEEN RESTATED TO REFLECT RECLASSIFICATION FROM VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT TO PROCEEDS FROM SHARES PURCHASED. THIS RECLASSIFICATION HAD NO EFFECT ON NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS.


178 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          ARKTOS FUND                          TITAN 500 FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR               YEAR               YEAR               YEAR
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $       478,824    $      (154,079)   $       134,395    $        24,721
Net Realized Gain (Loss) on Investments             (2,460,029)       (14,449,007)           259,519          1,966,051
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                       458,720          1,366,638           (707,365)           103,201
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                  (1,522,485)       (13,236,448)          (313,451)         2,093,973
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                       --                 --            (24,721)                --
Realized Gain on Investment                                 --                 --         (2,146,533)        (3,242,906)
Return of Capital                                           --                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                      --                 --         (2,171,254)        (3,242,906)
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     423,296,526      1,086,893,530        201,720,009        324,034,914+
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                    --                 --          2,171,254          3,242,906+
COST OF SHARES REDEEMED                           (426,053,411)    (1,084,292,470)      (205,061,903)      (327,504,490)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                          (2,756,885)         2,601,060         (1,170,640)          (226,670)
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets               (4,279,370)       (10,635,388)        (3,655,345)        (1,375,603)
NET ASSETS--BEGINNING OF YEAR                       23,927,697         34,563,085         29,052,654         30,428,257
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                        $    19,648,327    $    23,927,697    $    25,397,309    $    29,052,654
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $       478,824    $            --    $       134,395    $        24,721
=======================================================================================================================

                                                       VELOCITY 100 FUND                        MEDIUS FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR               YEAR               YEAR               YEAR
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $      (145,490)   $       (90,044)   $       (23,585)   $      (101,397)
Net Realized Gain (Loss) on Investments             (3,225,596)        (1,679,334)         6,995,719          1,083,497
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                      (636,716)           902,463           (627,067)         1,521,709
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                  (4,007,802)          (866,915)         6,345,067          2,503,809
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                       --         (1,275,643)                --                 --
Realized Gain on Investment                                 --            (75,105)          (113,494)        (1,999,114)
Return of Capital                                           --           (411,759)                --                 --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                      --         (1,762,507)          (113,494)        (1,999,114)
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     363,014,039        502,274,497        367,015,570        304,396,862
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                    --          1,762,507            113,494          1,999,114
COST OF SHARES REDEEMED                           (372,292,474)      (484,440,775)      (356,325,134)      (291,283,425)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                          (9,278,435)        19,596,229         10,803,930         15,112,551
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              (13,286,237)        16,966,807         17,035,503         15,617,246
NET ASSETS--BEGINNING OF YEAR                       57,598,802         40,631,995         34,161,543         18,544,297
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                        $    44,312,565    $    57,598,802    $    51,197,046    $    34,161,543
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $            --    $            --    $            --    $            --
=======================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 179

--------------------------------------------------------------------------------

                                                            INVERSE
                                                         MID-CAP FUND                           MEKROS FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR            PERIOD                YEAR               YEAR
                                                         ENDED             ENDED               ENDED              ENDED
                                                  DECEMBER 31,      DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                          2005             2004*                2005               2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $        54,779    $        (2,285)   $        15,708    $      (197,859)
Net Realized Gain (Loss) on Investments               (457,471)          (367,573)          (590,652)          (888,965)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                        66,476            (40,313)        (4,334,848)         3,839,510
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                        (336,216)          (410,171)        (4,909,792)         2,752,686
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                  (53,130)                --         (1,372,293)                --
Realized Gain on Investment                                 --                 --                 --         (2,733,522)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                    (53,130)                --         (1,372,293)        (2,733,522)
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                      46,185,035         25,668,229        478,462,880        976,494,702
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                53,130                 --          1,372,293          2,733,522
COST OF SHARES REDEEMED                            (44,321,303)       (23,939,211)      (547,612,446)      (989,593,393)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                           1,916,862          1,729,018        (67,777,273)       (10,365,169)
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                1,527,516          1,318,847        (74,059,358)       (10,346,005)
NET ASSETS--BEGINNING OF PERIOD                      1,318,847                 --        112,648,796        122,994,801
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $     2,846,363    $     1,318,847    $    38,589,438    $   112,648,796
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $         1,649    $            --    $        15,708    $     1,372,293
=======================================================================================================================

                                                            INVERSE
                                                         SMALL-CAP FUND
---------------------------------------------------------------------------------
                                                          YEAR             PERIOD
                                                         ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,
                                                          2005               2004*
---------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $       212,988    $       (30,312)
Net Realized Gain (Loss) on Investments             (1,942,704)        (2,546,925)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                       298,512           (103,483)
---------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                      (1,431,204)        (2,680,720)
---------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                 (205,531)                --
Realized Gain on Investment                                 --                 --
---------------------------------------------------------------------------------
Total Distributions to Shareholders                   (205,531)                --
=================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     220,021,876        160,480,852
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                               205,531                 --
COST OF SHARES REDEEMED                           (211,084,258)      (153,456,336)
=================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                           9,143,149          7,024,516
---------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                7,506,414          4,343,796
NET ASSETS--BEGINNING OF PERIOD                      4,343,796                 --
---------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $    11,850,210    $     4,343,796
=================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $         7,457    $            --
=================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.


180 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial StatementS.

--------------------------------------------------------------------------------

                                                        U.S. GOVERNMENT
                                                           BOND FUND                             JUNO FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR               YEAR               YEAR               YEAR
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $     1,716,438    $     1,854,888    $      (146,330)   $    (1,440,384)
Net Realized Gain (Loss) on Investments              1,876,892         (3,325,624)        (3,209,670)        (6,676,389)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                      (243,546)           814,711            (84,112)           640,505
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                       3,349,784           (656,025)        (3,440,112)        (7,476,268)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                               (1,716,438)        (1,854,888)                --                 --
Realized Gain on Investment                                 --         (2,222,111)                --           (493,610)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                 (1,716,438)        (4,076,999)                --           (493,610)
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     553,065,048        538,567,559        280,273,210        340,781,200
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                             1,716,438          4,076,908                 --            493,610
COST OF SHARES REDEEMED                           (544,964,325)      (554,560,732)      (288,260,074)      (314,561,977)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                           9,817,161        (11,916,265)        (7,986,864)        26,712,833
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets               11,450,507        (16,649,289)       (11,426,976)        18,742,955
NET ASSETS--BEGINNING OF PERIOD                     48,709,092         65,358,381         41,097,796         22,354,841
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $    60,159,599    $    48,709,092    $    29,670,820    $    41,097,796
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $            --    $            --    $            --    $            --
=======================================================================================================================

                                                           LARGE-CAP                             LARGE-CAP
                                                          EUROPE FUND                            JAPAN FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR               YEAR               YEAR               YEAR
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $       267,284    $       (64,263)   $       289,871    $       (92,520)
Net Realized Gain (Loss) on Investments             (1,027,733)         6,057,473          4,255,205         (6,780,607)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                       203,097           (474,828)         1,237,578            369,019
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                        (557,352)         5,518,382          5,782,654         (6,504,108)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                  (85,714)        (6,158,766)                --                 --
Realized Gain on Investment                           (124,961)          (146,665)                --                 --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                   (210,675)        (6,305,431)                --                 --
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     167,248,429        233,795,199        182,591,871        274,604,719
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                               210,675          6,305,431                 --                 --
COST OF SHARES REDEEMED                           (195,731,588)      (222,761,894)      (147,383,613)      (265,414,004)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                         (28,272,484)        17,338,736         35,208,258          9,190,715
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              (29,040,511)        16,551,687         40,990,912          2,686,607
NET ASSETS--BEGINNING OF PERIOD                     54,994,249         38,442,562         14,228,091         11,541,484
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $    25,953,738    $    54,994,249    $    55,219,003    $    14,228,091
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $       267,284    $        85,714    $       289,871    $            --
=======================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 181

--------------------------------------------------------------------------------

                                                          LONG DYNAMIC                        INVERSE DYNAMIC
                                                          DOW 30 FUND                           DOW 30 FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR             PERIOD               YEAR             PERIOD
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004*              2005               2004*
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $        90,896    $        23,922    $       104,667    $        (1,756)
Net Realized Gain (Loss) on Investments                 17,904            833,452           (601,094)          (389,886)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                        66,186            366,012            309,129           (119,231)
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                          174,986          1,223,386           (187,298)          (510,873)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                  (93,894)          (428,282)           (99,261)                --
Realized Gain on Investment                           (588,875)           (44,981)                --            (75,845)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                   (682,769)          (473,263)           (99,261)           (75,845)
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     131,880,583        104,259,013         71,955,250         28,429,636
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                               682,769            473,263             99,261             75,845
COST OF SHARES REDEEMED                           (129,555,135)       (95,063,056)       (67,695,366)       (24,734,465)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                           3,008,217          9,669,220          4,359,145          3,771,016
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                2,500,434         10,419,343          4,072,586          3,184,298
NET ASSETS--BEGINNING OF PERIOD                     10,419,343                 --          3,184,298                 --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $    12,919,777    $    10,419,343    $     7,256,884    $     3,184,298
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $            --    $           579    $         5,406    $            --
=======================================================================================================================

                                                           SMALL-CAP
                                                           VALUE FUND
---------------------------------------------------------------------------------
                                                          YEAR             PERIOD
                                                         ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,
                                                          2005               2004*
---------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $       (30,467)   $        12,108
Net Realized Gain (Loss) on Investments              3,233,372            642,562
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                    (3,578,321)         4,318,874
---------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                         (375,416)         4,973,544
---------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                       --            (22,072)
Realized Gain on Investment                         (1,969,511)        (1,321,637)
---------------------------------------------------------------------------------
Total Distributions to Shareholders                 (1,969,511)        (1,343,709)
=================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     154,312,618        166,808,498
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                             1,969,511          1,343,709
COST OF SHARES REDEEMED                           (182,175,448)      (124,508,526)
=================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                         (25,893,319)        43,643,681
---------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              (28,238,246)        47,273,516
NET ASSETS--BEGINNING OF PERIOD                     47,273,516                 --
---------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $    19,035,270    $    47,273,516
=================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $            --    $            --
=================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.


182 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            MID-CAP                              LARGE-CAP
                                                           VALUE FUND                            VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR             PERIOD               YEAR             PERIOD
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004*              2005               2004*
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $        81,788    $           597    $       127,469    $        45,658
Net Realized Gain (Loss) on Investments              3,667,245             89,114          1,052,365           (113,593)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                    (1,100,126)         1,461,223           (582,663)         1,221,109
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                        2,648,907          1,550,934            597,171          1,153,174
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                  (97,068)            (2,716)          (123,787)           (43,247)
Realized Gain on Investment                         (4,952,655)        (1,028,497)          (558,155)          (122,982)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                 (5,049,723)        (1,031,213)          (681,942)          (166,229)
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     363,932,503        145,080,951         82,963,538        112,952,676
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                             5,049,723          1,031,213            681,942            166,229
COST OF SHARES REDEEMED                           (371,828,182)      (127,153,333)       (70,157,445)      (102,961,971)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                          (2,845,956)        18,958,831         13,488,035         10,156,934
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets               (5,246,772)        19,478,552         13,403,264         11,143,879
NET ASSETS--BEGINNING OF PERIOD                     19,478,552                 --         11,143,879                 --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $    14,231,780    $    19,478,552    $    24,547,143    $    11,143,879
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $            --    $            --    $         6,093    $         2,411
=======================================================================================================================

                                                           SMALL-CAP                              MID-CAP
                                                          GROWTH FUND                           GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR             PERIOD               YEAR             PERIOD
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004*              2005               2004*
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $      (142,611)   $      (116,105)   $      (125,071)   $       (43,395)
Net Realized Gain (Loss) on Investments              1,800,090           (404,399)           710,759         (1,385,920)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                    (1,775,372)         3,216,988            220,933          1,415,176
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                         (117,893)         2,696,484            806,621            (14,139)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                       --                 --                 --                 --
Realized Gain on Investment                         (1,624,213)          (388,437)                --                 --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                 (1,624,213)          (388,437)                --                 --
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     147,569,663        206,473,307        256,948,529        112,362,627
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                             1,624,213            388,437                 --                 --
COST OF SHARES REDEEMED                           (153,412,827)      (178,900,425)      (225,422,324)       (91,646,456)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                          (4,218,951)        27,961,319         31,526,205         20,716,171
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets               (5,961,057)        30,269,366         32,332,826         20,702,032
NET ASSETS--BEGINNING OF PERIOD                     30,269,366                 --         20,702,032                 --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $    24,308,309    $    30,269,366    $    53,034,858    $    20,702,032
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $            --    $            --    $            --    $            --
=======================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 183

--------------------------------------------------------------------------------

                                                           LARGE-CAP                   STRENGTHENING         WEAKENING
                                                          GROWTH FUND                   DOLLAR FUND         DOLLAR FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR             PERIOD             PERIOD             PERIOD
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004*              2005*              2005*
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $        (3,432)   $       111,669    $         9,536    $         9,837
Net Realized Gain (Loss) on Investments                538,671           (424,470)            13,898            (78,938)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                      (672,193)         1,026,831              8,044             (9,379)
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                        (136,954)           714,030             31,478            (78,480)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                  (17,612)          (107,055)            (8,367)            (7,332)
Realized Gain on Investment                           (442,416)          (125,768)                --                 --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                (460,028)          (232,823)            (8,367)            (7,332)
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     138,034,497        110,437,239          6,070,999          5,011,248
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                               460,028            232,823              8,367              7,332
COST OF SHARES REDEEMED                           (135,371,285)       (91,139,545)        (4,852,809)        (1,978,413)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                           3,123,240         19,530,517          1,226,557          3,040,167
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                2,526,258         20,011,724          1,249,668          2,954,355
NET ASSETS--BEGINNING OF PERIOD                     20,011,724                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $    22,537,982    $    20,011,724    $     1,249,668    $     2,954,355
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $            --    $         4,614    $         1,169    $         2,505
=======================================================================================================================

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004 -- LARGE-CAP GROWTH FUND; SEPTEMBER 30, 2005 -- STRENGTHENING DOLLAR FUND AND WEAKENING DOLLAR FUND; NOVEMBER 29, 2005 -- CORE EQUITY FUND.


184 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                 CORE EQUITY               SECTOR ROTATION
                                                    FUND                         FUND
----------------------------------------------------------------------------------------------------
                                                        PERIOD               YEAR               YEAR
                                                         ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                         2005*               2005               2004
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $           830    $       (68,343)   $      (119,761)
Net Realized Gain (Loss) on Investments                 (4,548)         2,791,341            456,383
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                         4,004          1,800,965          1,404,987
----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                             286          4,523,963          1,741,609
----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                       --                 --                 --
Realized Gain on Investment                                 --                 --                 --
----------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                      --                 --                 --
====================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                       3,104,617         60,423,868         46,275,706
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                    --                 --                 --
COST OF SHARES REDEEMED                               (244,497)       (30,861,025)       (40,863,604)
====================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                           2,860,120         29,562,843          5,412,102
----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                2,860,406         34,086,806          7,153,711
NET ASSETS--BEGINNING OF PERIOD                             --         27,747,442         20,593,731
----------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $     2,860,406    $    61,834,248    $    27,747,442
====================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $           830    $            --    $            --
====================================================================================================

                                                        U.S. GOVERNMENT
                                                       MONEY MARKET FUND                        BANKING FUND
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR               YEAR               YEAR               YEAR
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $     4,700,835    $       599,121    $       219,732    $       208,716
Net Realized Gain (Loss) on Investments                     --                 --           (959,804)         1,845,200
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                            --                 --           (270,743)           313,551
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                       4,700,835            599,121         (1,010,815)         2,367,467
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                               (4,700,832)          (599,121)          (208,716)           (87,982)
Realized Gain on Investment                                 --                 --         (2,141,474)          (675,576)
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders              (4,700,832)          (599,121)        (2,350,190)          (763,558)
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                   1,184,745,322      1,972,975,149         56,113,356        124,491,844
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                             4,700,832            599,121          2,350,190            763,558
COST OF SHARES REDEEMED                         (1,171,759,619)    (2,038,389,174)       (62,442,489)      (122,054,600)
=======================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                          17,686,535        (64,814,904)        (3,978,943)         3,200,802
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets               17,686,538        (64,814,904)        (7,339,948)         4,804,711
NET ASSETS--BEGINNING OF PERIOD                    167,677,997        232,492,901         21,919,739         17,115,028
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $   185,364,535    $   167,677,997    $    14,579,791    $    21,919,739
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $         7,496    $         7,493    $       219,732    $       208,716
=======================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 185

--------------------------------------------------------------------------------

                                                           BASIC                         BIOTECHNOLOGY              COMMODITIES
                                                       MATERIALS FUND                         FUND                     FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR             YEAR             YEAR             YEAR           PERIOD
                                                       ENDED            ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2005             2004             2005             2004            2005*
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $     146,922    $      95,937    $    (225,301)   $    (254,024)   $     114,126
Net Realized Gain (Loss) on Investments              438,695        2,971,342       (1,077,177)      (2,732,481)      (2,283,369)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  (1,893,780)       2,699,467        2,731,019         (376,774)         117,602
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                    (1,308,163)       5,766,746        1,428,541       (3,363,279)      (2,051,641)
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                (95,937)         (15,788)              --               --          (88,043)
Realized Gain on Investment                       (3,971,372)        (896,336)              --               --               --
--------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders            (4,067,309)        (912,124)              --               --          (88,043)
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    92,190,282      183,981,709      119,737,084      199,318,738       45,650,039
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                           4,067,309          912,123               --               --           88,043
COST OF SHARES REDEEMED                         (108,726,587)    (188,147,370)     (91,668,019)    (201,924,540)     (15,411,353)
================================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                       (12,468,996)      (3,253,538)      28,069,065       (2,605,802)      30,326,729
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets            (17,844,468)       1,601,084       29,497,606       (5,969,081)      28,187,045
NET ASSETS--BEGINNING OF PERIOD                   46,161,777       44,560,693        6,588,331       12,557,412               --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $  28,317,309    $  46,161,777    $  36,085,937    $   6,588,331    $  28,187,045
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME            $     146,922    $      95,937    $          --    $          --    $      26,083
================================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005.


186 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          CONSUMER                        ELECTRONICS
                                                       PRODUCTS FUND                          FUND
---------------------------------------------------------------------------------------------------------------
                                                        YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2005             2004             2005             2004
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $     127,914    $      98,701    $    (120,698)   $    (113,401)
Net Realized Gain (Loss) on Investments            1,129,327       (1,467,922)      (1,865,668)         452,350
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  (1,291,415)       1,868,349          248,322       (1,990,020)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                       (34,174)         499,128       (1,738,044)      (1,651,071)
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                (98,701)          (8,514)              --               --
Realized Gain on Investment                         (595,563)        (366,859)              --               --
---------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders              (694,264)        (375,373)              --               --
===============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    83,987,436      164,280,345      111,112,719      127,993,084
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                             694,264          375,373               --               --
COST OF SHARES REDEEMED                          (86,209,578)    (149,165,001)    (113,357,895)    (141,970,932)
===============================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                        (1,527,878)      15,490,717       (2,245,176)     (13,977,848)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets             (2,256,316)      15,614,472       (3,983,220)     (15,628,919)
NET ASSETS--BEGINNING OF PERIOD                   24,432,932        8,818,460       12,289,330       27,918,249
---------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $  22,176,616    $  24,432,932    $   8,306,110    $  12,289,330
===============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME            $     127,914    $      98,701    $          --    $          --
===============================================================================================================

                                                           ENERGY                       ENERGY SERVICES
                                                            FUND                              FUND
---------------------------------------------------------------------------------------------------------------
                                                        YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2005             2004             2005             2004
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $     (11,471)   $      16,641    $    (679,814)   $    (240,027)
Net Realized Gain (Loss) on Investments            9,383,343        3,764,934       (1,689,593)        (666,151)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  14,787,065        7,203,445       19,597,826        4,338,770
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                    24,158,937       10,985,020       17,228,419        3,432,592
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                (16,641)          (2,902)              --               --
Realized Gain on Investment                       (4,777,562)         (19,777)              --               --
---------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders            (4,794,203)         (22,679)              --               --
===============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                   244,153,879      211,381,026      226,791,272      194,518,793
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                           4,794,203           22,679               --               --
COST OF SHARES REDEEMED                         (245,376,150)    (193,697,442)    (193,614,464)    (176,389,181)
===============================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                         3,571,932       17,706,263       33,176,808       18,129,612
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets             22,936,666       28,668,604       50,405,227       21,562,204
NET ASSETS--BEGINNING OF PERIOD                   60,500,662       31,832,058       29,316,485        7,754,281
---------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $  83,437,328    $  60,500,662    $  79,721,712    $  29,316,485
===============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME            $          --    $      16,641    $          --    $          --
===============================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 187

--------------------------------------------------------------------------------

                                                     FINANCIAL SERVICES                   HEALTH CARE
                                                            FUND                              FUND
---------------------------------------------------------------------------------------------------------------
                                                        YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2005             2004             2005             2004
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $     287,113    $     227,270    $    (281,990)   $    (194,293)
Net Realized Gain (Loss) on Investments              (28,632)       2,993,017        3,078,597       (4,048,919)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                    (132,312)       1,012,134        2,066,699        2,251,151
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                        126,169        4,232,421        4,863,306       (1,992,061)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                               (227,270)         (56,477)              --               --
Realized Gain on Investment                       (1,835,580)              --               --         (280,656)
---------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders            (2,062,850)         (56,477)              --         (280,656)
===============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    75,836,087      135,746,956      128,683,744      187,573,600
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                           2,062,850           56,477               --          280,656
COST OF SHARES REDEEMED                          (84,302,471)    (110,380,869)    (112,290,779)    (183,025,743)
===============================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                        (6,403,534)      25,422,564       16,392,965        4,828,513
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets             (8,340,215)      29,598,508       21,256,271        2,555,796
NET ASSETS--BEGINNING OF YEAR                     45,179,699       15,581,191       30,435,314       27,879,518
---------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                        $  36,839,484    $  45,179,699    $  51,691,585    $  30,435,314
===============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $     287,113    $     227,270    $          --    $          --
===============================================================================================================

                                                          INTERNET
                                                            FUND
-----------------------------------------------------------------------------
                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,
                                                        2005             2004
-----------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $    (154,798)   $    (384,937)
Net Realized Gain (Loss) on Investments            1,240,923       (1,703,305)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  (5,091,806)       3,280,437
-----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                     (4,005,681)       1,192,195
-----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                     --               --
Realized Gain on Investment                         (586,030)              --
-----------------------------------------------------------------------------
   Total Distributions to Shareholders              (586,030)              --
=============================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    85,148,669      173,982,802
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                             586,030               --
COST OF SHARES REDEEMED                          (97,106,055)    (163,354,081)
=============================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                       (11,371,356)      10,628,721
-----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets            (15,963,067)      11,820,916
NET ASSETS--BEGINNING OF YEAR                     36,921,925       25,101,009
-----------------------------------------------------------------------------
NET ASSETS--END OF YEAR                        $  20,958,858    $  36,921,925
=============================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $          --    $          --
=============================================================================


188 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          LEISURE                           PRECIOUS
                                                            FUND                          METALS FUND
---------------------------------------------------------------------------------------------------------------
                                                        YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2005             2004             2005             2004
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $    (243,896)   $    (175,881)   $     (73,200)   $    (191,509)
Net Realized Gain (Loss) on Investments            1,463,777        2,075,047       (5,450,489)      (4,346,436)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  (3,609,943)       3,561,300       11,668,972       (7,741,810)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                     (2,390,062)       5,460,466        6,145,283      (12,279,755)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                     --               --               --               --
Realized Gain on Investment                       (2,102,243)        (176,049)              --               --
---------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders            (2,102,243)        (176,049)              --               --
===============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    54,494,972      142,260,736      155,123,238      227,819,060
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                           2,102,243          176,049               --               --
COST OF SHARES REDEEMED                          (89,899,020)    (125,982,350)    (128,070,546)    (225,101,989)
===============================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                       (33,301,805)      16,454,435       27,052,692        2,717,071
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets            (37,794,110)      21,738,852       33,197,975       (9,562,684)
NET ASSETS--BEGINNING OF YEAR                     51,754,888       30,016,036       35,043,070       44,605,754
---------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                        $  13,960,778    $  51,754,888    $  68,241,045    $  35,043,070
===============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $          --    $          --    $          --    $          --
===============================================================================================================

                                                        REAL ESTATE                        RETAILING
                                                            FUND                              FUND
---------------------------------------------------------------------------------------------------------------
                                                        YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2005             2004             2005             2004
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $     627,909    $     600,333    $    (252,985)   $    (148,011)
Net Realized Gain (Loss) on Investments             (367,084)      (1,998,721)         761,446         (260,600)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                   1,158,404        3,905,052         (379,811)       1,158,987
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                      1,419,229        2,506,664          128,650          750,376
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                               (486,247)        (114,086)              --               --
Realized Gain on Investment                               --         (385,202)        (373,394)        (865,536)
---------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders              (486,247)        (499,288)        (373,394)        (865,536)
===============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                   290,942,708      250,440,684       79,774,938      100,889,298
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                             486,247          499,288          373,394          865,536
COST OF SHARES REDEEMED                         (290,202,854)    (238,214,879)     (83,088,381)     (95,988,454)
===============================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                         1,226,101       12,725,093       (2,940,049)       5,766,380
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              2,159,083       14,732,469       (3,184,793)       5,651,220
NET ASSETS--BEGINNING OF YEAR                     26,915,191       12,182,722       20,800,389       15,149,169
---------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                        $  29,074,274    $  26,915,191    $  17,615,596    $  20,800,389
===============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $     627,909    $     486,247    $          --    $          --
===============================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 189

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                         TECHNOLOGY                    TELECOMMUNICATIONS
                                                            FUND                              FUND
---------------------------------------------------------------------------------------------------------------
                                                        YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2005             2004             2005             2004
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $    (202,912)   $     (63,269)   $     176,939    $     (15,905)
Net Realized Gain (Loss) on Investments              395,325       (1,513,746)         681,979         (320,328)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                     201,044          236,415       (1,228,903)       2,929,686
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                       393,457       (1,340,600)        (369,985)       2,593,453
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                     --               --               --               --
Realized Gain on Investment                               --       (1,130,753)      (1,560,307)              --
---------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                    --       (1,130,753)      (1,560,307)              --
===============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    77,520,975      120,344,071       56,421,975      169,150,792
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT                                           --        1,130,753        1,560,307               --
   COST OF SHARES REDEEMED                       (78,688,236)    (119,725,789)     (69,344,879)    (156,096,553)
===============================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                        (1,167,261)       1,749,035      (11,362,597)      13,054,239
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets               (773,804)        (722,318)     (13,292,889)      15,647,692
NET ASSETS--BEGINNING OF YEAR                     19,918,765       20,641,083       30,190,780       14,543,088
---------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                        $  19,144,961    $  19,918,765    $  16,897,891    $  30,190,780
===============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $          --    $          --    $     176,939    $          --
===============================================================================================================


190 | THE RYDEX VARIABLE TRUST ANNUAL REPORT
                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                       TRANSPORTATION                      UTILITIES
                                                            FUND                              FUND
---------------------------------------------------------------------------------------------------------------
                                                        YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2005             2004             2005             2004
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $    (165,000)   $    (148,396)   $     872,857    $     313,329
Net Realized Gain (Loss) on Investments              986,215       (1,111,192)      (1,050,256)       1,405,192
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  (1,991,584)       7,775,218        2,775,884        1,370,754
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Operations                                    (1,170,369)       6,515,630        2,598,485        3,089,275
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                     --               --         (313,329)        (265,543)
Realized Gain on Investment                         (645,384)        (315,578)              --               --
---------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders              (645,384)        (315,578)        (313,329)        (265,543)
===============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    57,217,996      122,599,361      164,671,051      138,522,407
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT                                      645,384          315,578          313,329          265,543
   COST OF SHARES REDEEMED                       (72,003,523)     (89,813,713)    (149,228,346)    (133,139,508)
===============================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                       (14,140,143)      33,101,226       15,756,034        5,648,442
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets            (15,955,896)      39,301,278       18,041,190        8,472,174
NET ASSETS--BEGINNING OF YEAR                     47,333,429        8,032,151       21,902,192       13,430,018
---------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                        $  31,377,533    $  47,333,429    $  39,943,382    $  21,902,192
===============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $          --    $          --    $     872,857    $     313,329
===============================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 191

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                  NET
                                                                INCREASE
                                                     NET       (DECREASE)
                                                   REALIZED      IN NET
                                                     AND         ASSET                  DISTRIBUTIONS
                         NET ASSET      NET       UNREALIZED     VALUE     DISTRIBUTIONS   FROM NET   DISTRIBUTIONS
                          VALUE,     INVESTMENT     GAINS      RESULTING     FROM NET      REALIZED        FROM
                         BEGINNING     INCOME    (LOSSES) ON      FROM      INVESTMENT      CAPITAL      RETURN OF        TOTAL
                         OF PERIOD    (LOSS)+     SECURITIES   OPERATIONS     INCOME         GAINS        CAPITAL     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
NOVA FUND
     DECEMBER 31, 2005   $   8.26    $    .05     $    .28     $    .33     $   (.03)      $    --       $     --       $   (.03)
     December 31, 2004       7.21         .03         1.02         1.05          (--)ss.        --             --            (--)ss.
     December 31, 2003       5.18         .01         2.02         2.03           --            --             --             --
     December 31, 2002       8.67        (.01)       (3.07)       (3.08)        (.41)           --             --           (.41)
     December 31, 2001      13.88         .30        (3.81)       (3.51)       (1.70)           --             --          (1.70)
URSA FUND
     DECEMBER 31, 2005       5.19         .08         (.12)        (.04)          --            --             --             --
     December 31, 2004       5.77        (.02)        (.56)        (.58)          --            --             --             --
     December 31, 2003       7.57        (.04)       (1.76)       (1.80)          --            --             --             --
     December 31, 2002       6.29        (.02)        1.38         1.36         (.08)           --             --           (.08)
     December 31, 2001       6.09         .12          .88         1.00         (.80)           --             --           (.80)
OTC FUND
     DECEMBER 31, 2005      14.39        (.09)         .25          .16           --            --             --             --
     December 31, 2004      13.16        (.02)        1.25         1.23           --            --             --             --
     December 31, 2003       9.05        (.13)        4.24         4.11           --            --             --             --
     December 31, 2002      14.80        (.17)       (5.58)       (5.75)          --            --             --             --
     December 31, 2001      22.83        (.23)       (7.80)       (8.03)          --            --             --             --
ARKTOS FUND
     DECEMBER 31, 2005      21.24         .33         (.06)         .27           --            --             --             --
     December 31, 2004      24.09        (.08)       (2.77)       (2.85)          --            --             --             --
     December 31, 2003      39.04        (.22)      (14.33)      (14.55)          --          (.40)            --           (.40)
     December 31, 2002      29.48        (.19)       10.22        10.03         (.47)           --             --           (.47)
     December 31, 2001*     25.00         .03         4.45         4.48           --            --             --             --
TITAN 500 FUND
     DECEMBER 31, 2005      19.83         .10          .53          .63         (.02)        (2.07)            --          (2.09)
     December 31, 2004      21.59         .02         2.98         3.00           --         (4.76)            --          (4.76)
     December 31, 2003      16.09        (.11)        8.95         8.84           --         (3.34)            --          (3.34)
     December 31, 2002      29.87        (.09)      (13.65)      (13.74)          --          (.04)            --           (.04)
     December 31, 2001*     25.00        (.25)        5.12         4.87           --            --             --             --
VELOCITY 100 FUND
     DECEMBER 31, 2005      23.09        (.09)        (.61)        (.70)          --            --             --             --
     December 31, 2004      21.73        (.06)        2.76         2.70         (.97)         (.06)          (.31)         (1.34)
     December 31, 2003      11.90        (.21)       11.95        11.74           --         (1.91)            --          (1.91)
     December 31, 2002      38.97        (.13)      (26.94)      (27.07)          --            --             --             --
     December 31, 2001*     25.00        (.59)       14.56        13.97           --            --             --             --

                                                                            RATIOS TO
                                                                       AVERAGE NET ASSETS:
                                                               ------------------------------------
                            NET
                         INCREASE
                         (DECREASE)   NET ASSET                                            NET                      NET ASSETS,
                            IN         VALUE,       TOTAL                               INVESTMENT    PORTFOLIO       END OF
                         NET ASSET     END OF     INVESTMENT    GROSS       NET           INCOME      TURNOVER     PERIOD (000'S
                           VALUE       PERIOD       RETURN     EXPENSES   EXPENSES        (LOSS)        RATE***       OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
NOVA FUND
     DECEMBER 31, 2005   $    .30     $   8.56       3.97%      1.53%       1.53%          0.60%         381%         $132,018
     December 31, 2004       1.05         8.26      14.62%      1.46%       1.46%          0.41%         654%          130,200
     December 31, 2003       2.03         7.21      39.19%      1.54%       1.54%          0.09%         729%           81,816
     December 31, 2002      (3.49)        5.18     (35.72)%     1.72%       1.72%         (0.14)%        570%           34,017
     December 31, 2001      (5.21)        8.67     (23.58)%     1.45%       1.45%          2.61%          --            60,941
URSA FUND
     DECEMBER 31, 2005       (.04)        5.15      (0.77)%     1.70%       1.70%          1.46%          --            32,505
     December 31, 2004       (.58)        5.19     (10.05)%     1.62%       1.62%         (0.28)%         --            19,076
     December 31, 2003      (1.80)        5.77     (23.78)%     1.67%       1.67%         (0.59)%         --            17,822
     December 31, 2002       1.28         7.57      21.64%      1.79%       1.79%         (0.24)%         --            36,195
     December 31, 2001        .20         6.29      14.99%      1.89%       1.89%          1.85%          --            18,997
OTC FUND
     DECEMBER 31, 2005        .16        14.55       1.11%      1.50%       1.50%         (0.68)%        294%          102,487
     December 31, 2004       1.23        14.39       9.35%      1.47%       1.47%         (0.17)%        418%          191,476
     December 31, 2003       4.11        13.16      45.41%      1.53%       1.53%         (1.20)%        482%          127,836
     December 31, 2002      (5.75)        9.05     (38.85)%     1.74%       1.74%         (1.58)%        183%           77,635
     December 31, 2001      (8.03)       14.80     (35.17)%     1.45%       1.45%         (1.31)%        139%          164,619
ARKTOS FUND
     DECEMBER 31, 2005        .27        21.51       1.27%      1.70%       1.63%          1.49%          --            19,648
     December 31, 2004      (2.85)       21.24     (11.83)%     1.64%       1.64%         (0.35)%         --            23,928
     December 31, 2003     (14.95)       24.09     (37.37)%     1.68%       1.68%         (0.73)%         --            34,563
     December 31, 2002       9.56        39.04      33.85%      1.77%       1.77%         (0.49)%         --            24,229
     December 31, 2001*      4.48        29.48      17.92%      2.23%**     2.23%**        0.10%**        --             5,955
TITAN 500 FUND
     DECEMBER 31, 2005      (1.46)       18.37       3.38%      1.65%       1.65%          0.55%         585%           25,397
     December 31, 2004      (1.76)       19.83      16.90%      1.65%       1.65%          0.09%         974%           29,053
     December 31, 2003       5.50        21.59      54.94%      1.69%       1.69%         (0.55)%      1,085%           30,428
     December 31, 2002     (13.78)       16.09     (46.00)%     1.74%       1.74%         (0.49)%         --             2,122
     December 31, 2001*      4.87        29.87      19.48%      2.22%**     2.22%**       (1.11)%**       --               311
VELOCITY 100 FUND
     DECEMBER 31, 2005       (.70)       22.39      (3.03)%     1.65%       1.65%         (0.42)%        343%           44,313
     December 31, 2004       1.36        23.09      14.21%      1.65%       1.65%         (0.29)%        662%           57,599
     December 31, 2003       9.83        21.73      98.63%      1.71%       1.71%         (1.10)%        959%           40,632
     December 31, 2002     (27.07)       11.90     (69.46)%     1.77%       1.77%         (0.79)%         --             3,346
     December 31, 2001*     13.97        38.97      55.88%      2.34%**     2.34%**       (1.77)%**       --               477

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001--ARKTOS FUND; OCTOBER 1, 2001--TITAN 500 FUND AND VELOCITY 100 FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

SS.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00378.


192 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET
                                                              INCREASE
                                                    NET      (DECREASE)
                                                 REALIZED      IN NET
                                                    AND        ASSET                    DISTRIBUTIONS
                         NET ASSET      NET     UNREALIZED     VALUE     DISTRIBUTIONS    FROM NET                    NET INCREASE
                          VALUE,    INVESTMENT     GAINS     RESULTING     FROM NET       REALIZED                    (DECREASE) IN
                         BEGINNING    INCOME    (LOSSES) ON     FROM       INVESTMENT      CAPITAL         TOTAL        NET ASSET
                         OF PERIOD    (LOSS)+   SECURITIES   OPERATIONS     INCOME          GAINS      DISTRIBUTIONS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MEDIUS FUND
     DECEMBER 31, 2005    $26.50     $ (.02)      $  3.75     $  3.73        $   --       $  (.08)       $  (.08)        $    3.65
     December 31, 2004     24.74       (.09)         4.96        4.87            --         (3.11)         (3.11)             1.76
     December 31, 2003     17.77       (.12)         9.44        9.32            --         (2.35)         (2.35)             6.97
     December 31, 2002     31.21       (.12)        (7.18)      (7.30)           --         (6.14)         (6.14)           (13.44)
     December 31, 2001*    25.00       (.20)         6.88        6.68            --          (.47)          (.47)             6.21
INVERSE MID-CAP FUND
     DECEMBER 31, 2005     44.03        .70         (4.31)      (3.61)        (1.27)           --          (1.27)            (4.88)
     December 31, 2004*    50.00       (.06)        (5.91)      (5.97)           --            --             --             (5.97)
MEKROS FUND
     DECEMBER 31, 2005     33.65        .01          1.31        1.32          (.83)           --           (.83)              .49
     December 31, 2004     29.75       (.10)         6.95        6.85            --         (2.95)         (2.95)             3.90
     December 31, 2003     20.11       (.18)        13.11       12.93            --         (3.29)         (3.29)             9.64
     December 31, 2002     31.91       (.17)       (11.08)     (11.25)           --          (.55)          (.55)           (11.80)
     December 31, 2001*    25.00       (.31)         7.56        7.25            --          (.34)          (.34)             6.91
INVERSE SMALL-CAP FUND
     DECEMBER 31, 2005     42.83        .65         (1.98)      (1.33)         (.90)           --           (.90)            (2.23)
     December 31, 2004*    50.00       (.10)        (7.07)      (7.17)           --            --             --             (7.17)
U.S. GOVERNMENT BOND FUND
     DECEMBER 31, 2005     11.88        .41           .50         .91          (.41)           --           (.41)              .50
     December 31, 2004     11.67        .40           .54         .94          (.40)         (.33)          (.73)              .21
     December 31, 2003     13.08        .41          (.52)       (.11)         (.41)         (.89)         (1.30)            (1.41)
     December 31, 2002     11.44        .44          1.64        2.08          (.44)           --           (.44)             1.64
     December 31, 2001     11.80        .37          (.36)        .01          (.37)           --           (.37)             (.36)
JUNO FUND
     DECEMBER 31, 2005     21.95       (.07)        (1.08)      (1.15)           --            --             --             (1.15)
     December 31, 2004     24.82       (.66)        (1.98)      (2.64)           --          (.23)          (.23)            (2.87)
     December 31, 2003*    25.00       (.13)         (.05)       (.18)           --            --             --              (.18)
LARGE-CAP EUROPE FUND
     DECEMBER 31, 2005     22.62        .21          1.23        1.44          (.09)         (.13)          (.22)             1.22
     December 31, 2004     22.87       (.05)         3.71        3.66         (3.82)         (.09)         (3.91)             (.25)
     December 31, 2003     19.52       (.17)         8.58        8.41            --         (5.06)         (5.06)             3.35
     December 31, 2002     28.01       (.09)        (7.84)      (7.93)         (.01)         (.55)          (.56)            (8.49)
     December 31, 2001*    25.00       (.16)         3.17        3.01            --            --             --              3.01
LARGE-CAP JAPAN FUND
     DECEMBER 31, 2005     27.77        .48          5.17        5.65            --            --             --              5.65
     December 31, 2004     25.17       (.14)         2.74        2.60            --            --             --              2.60
     December 31, 2003     18.29       (.16)         7.04        6.88            --            --             --              6.88
     December 31, 2002     21.91       (.08)        (3.46)      (3.54)           --          (.08)          (.08)            (3.62)
     December 31, 2001*    25.00       (.16)        (2.93)      (3.09)           --            --             --             (3.09)

                                                                      RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                 --------------------------------------------------
                         NET ASSET                                                           NET                       NET ASSETS,
                          VALUE,      TOTAL                                              INVESTMENT      PORTFOLIO       END OF
                          END OF    INVESTMENT     GROSS        NET       OPERATING        INCOME        TURNOVER     PERIOD (000'S
                          PERIOD      RETURN     EXPENSES     EXPENSES    EXPENSES++       (LOSS)         RATE***       OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
MEDIUS FUND
     DECEMBER 31, 2005    $ 30.15     14.07%       1.65%       1.65%        1.65%         (0.05)%            573%      $   51,197
     December 31, 2004      26.50     22.14%       1.64%       1.64%        1.64%         (0.37)%            866%          34,162
     December 31, 2003      24.74     52.43%       1.70%       1.70%        1.70%         (0.54)%          1,665%          18,544
     December 31, 2002      17.77    (24.44)%      1.75%       1.75%        1.75%         (0.49)%          4,320%           6,707
     December 31, 2001*     31.21     26.67%       2.27%**     2.27%**      2.27%**       (0.87)%**        3,707%             754
INVERSE MID-CAP FUND
     DECEMBER 31, 2005      39.15     (8.16)%      1.64%       1.64%        1.64%          1.65%              --            2,846
     December 31, 2004*     44.03    (11.94)%      1.62%**     1.62%**      1.62%**       (0.17)%**           --            1,319
MEKROS FUND
     DECEMBER 31, 2005      34.14      3.91%       1.63%       1.63%        1.63%          0.04%             404%          38,589
     December 31, 2004      33.65     25.20%       1.65%       1.65%        1.65%         (0.32)%          1,171%         112,649
     December 31, 2003      29.75     64.28%       1.70%       1.70%        1.70%         (0.66)%          1,135%         122,995
     December 31, 2002      20.11    (35.45)%      1.74%       1.74%        1.74%         (0.70)%          1,940%          12,947
     December 31, 2001*     31.91     28.97%       2.26%**     2.26%**      2.26%**       (0.96)%**          848%           8,524
INVERSE SMALL-CAP FUND
     DECEMBER 31, 2005      40.60     (3.07)%      1.63%       1.63%        1.63%          1.49%              --           11,850
     December 31, 2004*     42.83    (14.34)%      1.65%**     1.65%**      1.65%**       (0.29)%**           --            4,344
U.S. GOVERNMENT BOND FUND
     DECEMBER 31, 2005      12.38      7.71%       1.18%       1.18%        1.18%          3.30%           1,284%          60,160
     December 31, 2004      11.88      8.42%       1.21%       1.21%        1.21%          3.36%           1,318%          48,709
     December 31, 2003      11.67     (0.64)%      1.23%       1.23%        1.23%          3.26%           1,272%          65,358
     December 31, 2002      13.08     18.62%       1.24%       1.24%        1.24%          3.65%           1,239%          25,190
     December 31, 2001      11.44      0.08%       2.37%       2.01%        2.01%          3.22%           1,247%           4,521
JUNO FUND
     DECEMBER 31, 2005      20.80     (5.24)%      5.11%       5.11%        1.63%         (0.33)%            589%          29,671
     December 31, 2004      21.95    (10.67)%      5.02%       5.02%        1.63%         (2.86)%             --           41,098
     December 31, 2003*     24.82     (0.72)%      1.69%**     1.69%**      1.69%**       (0.74)%**           --           22,355
LARGE-CAP EUROPE FUND
     DECEMBER 31, 2005      23.84      6.36%       1.63%       1.63%        1.63%          0.94%             399%          25,954
     December 31, 2004      22.62     16.15%       1.64%       1.64%        1.64%         (0.23)%             --           54,994
     December 31, 2003      22.87     43.08%       1.70%       1.70%        1.70%         (0.75)%             --           38,443
     December 31, 2002      19.52    (28.35)%      1.78%       1.78%        1.78%         (0.41)%             --            3,082
     December 31, 2001*     28.01     12.04%       2.17%**     2.17%**      2.17%**       (0.55)%**           --            1,322
LARGE-CAP JAPAN FUND
     DECEMBER 31, 2005      33.42     20.35%       1.70%       1.70%        1.70%          1.72%              --           55,219
     December 31, 2004      27.77     10.33%       1.63%       1.63%        1.63%         (0.50)%             --           14,228
     December 31, 2003      25.17     37.62%       1.69%       1.69%        1.69%         (0.75)%             --           11,541
     December 31, 2002      18.29    (16.20)%      1.80%       1.80%        1.80%         (0.38)%             --            3,590
     December 31, 2001*     21.91    (12.36)%      2.23%**     2.23%**      2.23%**       (0.62)%**           --              643

  * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001--MEDIUS FUND, MEKROS FUND, LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND; MAY 1, 2003--JUNO FUND; MAY 3, 2004--INVERSE MID-CAP FUND AND INVERSE SMALL-CAP FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 193

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                    NET
                                                                                 INCREASE
                                                                      NET       (DECREASE)
                                                                   REALIZED         IN
                                                                      AND        NET ASSET                           DISTRIBUTIONS
                                   NET ASSET     NET              UNREALIZED       VALUE     DISTRIBUTIONS             FROM NET
                                      VALUE,  INVESTMENT             GAINS       RESULTING     FROM NET                REALIZED
                                   BEGINNING    INCOME            (LOSSES) ON      FROM       INVESTMENT                CAPITAL
                                   OF PERIOD   (LOSS)+            SECURITIES    OPERATIONS      INCOME                   GAINS
----------------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND
     DECEMBER 31, 2005              $ 25.89    $  .24              $   (1.25)    $   (1.01)   $   (.17)              $     (1.61)
     December 31, 2004*               25.00       .14                   2.03          2.17       (1.16)                     (.12)
INVERSE DYNAMIC DOW 30 FUND
     DECEMBER 31, 2005                43.22       .74                   (.06)          .68        (.70)                       --
     December 31, 2004*               50.00      (.03)                 (5.71)        (5.74)         --                     (1.04)
SMALL-CAP VALUE FUND
     DECEMBER 31, 2005                28.84      (.05)                  1.13          1.08          --                     (4.25)
     December 31, 2004*               25.00       .01                   4.50          4.51        (.01)                     (.66)
MID-CAP VALUE FUND
     DECEMBER 31, 2005                27.08       .07                   2.28          2.35        (.20)                    (9.96)
     December 31, 2004*               25.00        --                   3.80          3.80         (--)ss.                 (1.72)
LARGE-CAP VALUE FUND
     DECEMBER 31, 2005                27.68       .21                    .95          1.16        (.15)                     (.79)
     December 31, 2004*               25.00       .12                   3.00          3.12        (.11)                     (.33)
SMALL-CAP GROWTH FUND
     DECEMBER 31, 2005                28.55      (.21)                  2.00          1.79          --                     (1.70)
     December 31, 2004*               25.00      (.17)                  4.12          3.95          --                      (.40)
MID-CAP GROWTH FUND
     DECEMBER 31, 2005                27.13      (.20)                  3.31          3.11          --                        --
     December 31, 2004*               25.00      (.13)                  2.26          2.13          --                        --
LARGE-CAP GROWTH FUND
     DECEMBER 31, 2005                25.75      (.01)                   .47           .46        (.02)                     (.50)
     December 31, 2004*               25.00       .36                    .71          1.07        (.15)                     (.17)
STRENGTHENING DOLLAR FUND
     DECEMBER 31, 2005*               25.00       .14                    .65           .79        (.17)                       --
WEAKENING DOLLAR FUND
     DECEMBER 31, 2005*               25.00       .15                   (.78)         (.63)       (.06)                       --
CORE EQUITY FUND
     DECEMBER 31, 2005*               25.00       .01                    .03           .04          --                        --
SECTOR ROTATION FUND
     DECEMBER 31, 2005                11.16      (.02)                  1.54          1.52          --                        --
     December 31, 2004                10.08      (.05)                  1.13          1.08          --                        --
     December 31, 2003                 7.76      (.07)                  2.39          2.32          --                        --
     December 31, 2002*               10.00      (.01)                 (2.23)        (2.24)         --                        --
U.S. GOVERNMENT MONEY MARKET FUND
     DECEMBER 31, 2005                 1.00       .02                     --           .02        (.02)                       --
     December 31, 2004                 1.00        --ss.ss.ss.ss.         --            --         (--)ss.ss.ss.ss.           --
     December 31, 2003                 1.00        --ss.ss.ss.            --            --         (--)ss.ss.ss.              --
     December 31, 2002                 1.00        --ss.ss.               --            --         (--)ss.ss.                 --
     December 31, 2001                 1.00       .03                     --           .03        (.03)                       --

                                                                                                           RATIOS TO
                                                                                                      AVERAGE NET ASSETS:
                                                                                              -----------------------------------
                                                            NET
                                                         INCREASE
                                                        (DECREASE)    NET ASSET                                          NET
                                                            IN         VALUE,      TOTAL                             INVESTMENT
                                       TOTAL             NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME
                                   DISTRIBUTIONS           VALUE       PERIOD      RETURN     EXPENSES    EXPENSES     (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND
     DECEMBER 31, 2005             $ (1.78)              $  (2.79)    $  23.10      (3.81)%     1.67%       1.67%        1.03%
     December 31, 2004*              (1.28)                   .89        25.89       8.65%      1.63%**     1.63%**      0.91%**
INVERSE DYNAMIC DOW 30 FUND
     DECEMBER 31, 2005                (.70)                  (.02)       43.20       1.63%      1.65%       1.65%        1.67%
     December 31, 2004*              (1.04)                 (6.78)       43.22     (11.47)%     1.62%**     1.62%**     (0.09)%**
SMALL-CAP VALUE FUND
     DECEMBER 31, 2005               (4.25)                 (3.17)       25.67       3.64%      1.47%       1.47%       (0.16)%
     December 31, 2004*               (.67)                  3.84        28.84      18.03%      1.46%**     1.46%**      0.07%**
MID-CAP VALUE FUND
     DECEMBER 31, 2005              (10.16)                 (7.81)       19.27       8.32%      1.48%       1.48%        0.26%
     December 31, 2004*              (1.72)                  2.08        27.08      15.20%      1.48%**     1.48%**      0.01%**
LARGE-CAP VALUE FUND
     DECEMBER 31, 2005                (.94)                   .22        27.90       4.19%      1.50%       1.50%        0.77%
     December 31, 2004*               (.44)                  2.68        27.68      12.49%      1.45%**     1.45%**      0.69%**
SMALL-CAP GROWTH FUND
     DECEMBER 31, 2005               (1.70)                   .09        28.64       6.20%      1.50%       1.50%       (0.72)%
     December 31, 2004*               (.40)                  3.55        28.55      15.82%      1.46%**     1.46%**     (0.93)%**
MID-CAP GROWTH FUND
     DECEMBER 31, 2005                  --                   3.11        30.24      11.46%      1.52%       1.52%       (0.70)%
     December 31, 2004*                 --                   2.13        27.13       8.52%      1.46%**     1.46%**     (0.75)%**
LARGE-CAP GROWTH FUND
     DECEMBER 31, 2005                (.52)                  (.06)       25.69       1.77%      1.52%       1.52%       (0.03)%
     December 31, 2004*               (.32)                   .75        25.75       4.26%      1.46%**     1.46%**      2.12%**
STRENGTHENING DOLLAR FUND
     DECEMBER 31, 2005*               (.17)                   .62        25.62       3.16%      1.78%**     1.78%**      2.11%**
WEAKENING DOLLAR FUND
     DECEMBER 31, 2005*               (.06)                  (.69)       24.31      (2.53)%     1.76%**     1.76%**      2.28%**
CORE EQUITY FUND
     DECEMBER 31, 2005*                 --                    .04        25.04       0.16%      1.67%**     1.67%**      0.33%**
SECTOR ROTATION FUND
     DECEMBER 31, 2005                  --                   1.52        12.68      13.62%      1.70%       1.70%       (0.20)%
     December 31, 2004                  --                   1.08        11.16      10.71%      1.63%       1.63%       (0.52)%
     December 31, 2003                  --                   2.32        10.08      29.97%      1.70%       1.70%       (0.78)%
     December 31, 2002*                 --                  (2.24)        7.76     (22.40)%     1.69%**     1.69%**     (0.16)%**
U.S. GOVERNMENT MONEY MARKET FUND
     DECEMBER 31, 2005                (.02)                    --         1.00       2.00%      1.17%       1.17%        1.96%
     December 31, 2004                 (--)ss.ss.ss.ss.        --         1.00       0.23%      1.19%       1.10%        0.20%
     December 31, 2003                 (--)ss.ss.ss.           --         1.00       0.01%      1.22%       1.11%        0.01%
     December 31, 2002                 (--)ss.ss.              --         1.00       0.47%      1.23%       1.23%        0.44%
     December 31, 2001                (.03)                    --         1.00       2.77%      1.19%       1.19%        2.48%

                                                       NET ASSETS,
                                   PORTFOLIO             END OF
                                   TURNOVER           PERIOD (000'S
                                    RATE***             OMITTED)
--------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND
     DECEMBER 31, 2005                 666%            $    12,920
     December 31, 2004*                907%                 10,419
INVERSE DYNAMIC DOW 30 FUND
     DECEMBER 31, 2005                  --                   7,257
     December 31, 2004*                 --                   3,184
SMALL-CAP VALUE FUND
     DECEMBER 31, 2005                 825%                 19,035
     December 31, 2004*                507%                 47,274
MID-CAP VALUE FUND
     DECEMBER 31, 2005               1,133%                 14,232
     December 31, 2004*              1,173%                 19,479
LARGE-CAP VALUE FUND
     DECEMBER 31, 2005                 493%                 24,547
     December 31, 2004*                983%                 11,144
SMALL-CAP GROWTH FUND
     DECEMBER 31, 2005                 737%                 24,308
     December 31, 2004*                733%                 30,269
MID-CAP GROWTH FUND
     DECEMBER 31, 2005               1,178%                 53,035
     December 31, 2004*                875%                 20,702
LARGE-CAP GROWTH FUND
     DECEMBER 31, 2005               1,111%                 22,538
     December 31, 2004*              1,087%                 20,012
STRENGTHENING DOLLAR FUND
     DECEMBER 31, 2005*                 --                   1,250
WEAKENING DOLLAR FUND
     DECEMBER 31, 2005*                 --                   2,954
CORE EQUITY FUND
     DECEMBER 31, 2005*                  8%                  2,860
SECTOR ROTATION FUND
     DECEMBER 31, 2005                 281%                 61,834
     December 31, 2004                 333%                 27,747
     December 31, 2003                 401%                 20,594
     December 31, 2002*                357%                  6,669
U.S. GOVERNMENT MONEY MARKET FUND
     DECEMBER 31, 2005                  --                 185,365
     December 31, 2004                  --                 167,678
     December 31, 2003                  --                 232,493
     December 31, 2002                  --                 258,953
     December 31, 2001                  --                  96,515

           * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002--SECTOR ROTATION FUND; MAY 3, 2004--LONG DYNAMIC DOW 30 FUND, INVERSE DYNAMIC DOW 30 FUND, SMALL-CAP VALUE FUND, MID-CAP VALUE FUND, LARGE-CAP VALUE FUND, SMALL-CAP GROWTH FUND, MID-CAP GROWTH FUND AND LARGE-CAP GROWTH FUND; SEPTEMBER 30, 2005--STRENGTHENING DOLLAR FUND AND WEAKENING DOLLAR FUND; NOVEMBER 29, 2005--CORE EQUITY FUND.

          **  ANNUALIZED

         *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

           +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE
              YEAR.

         ss.  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00454.

      ss.ss.  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.

   ss.ss.ss.  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

ss.ss.ss.ss.  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00199.


194 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                NET INCREASE
                                                              NET REALIZED       (DECREASE)                        DISTRIBUTIONS
                            NET ASSET           NET               AND           IN NET ASSET     DISTRIBUTIONS        FROM NET
                              VALUE,         INVESTMENT        UNREALIZED          VALUE            FROM NET          REALIZED
                            BEGINNING          INCOME        GAINS (LOSSES)    RESULTING FROM      INVESTMENT         CAPITAL
                            OF PERIOD         (LOSS)+        ON SECURITIES       OPERATIONS          INCOME            GAINS
---------------------------------------------------------------------------------------------------------------------------------
BANKING FUND
     DECEMBER 31, 2005     $   36.29         $    .44           $  (1.52)          $   (1.08)       $  (.49)         $  (5.03)
     December 31, 2004         32.50              .35               4.38                4.73           (.11)             (.83)
     December 31, 2003         24.95              .36               7.52                7.88           (.33)               --
     December 31, 2002         25.21              .28               (.47)               (.19)          (.07)               --
     December 31, 2001*        25.00              .45               (.24)                .21             --                --
BASIC MATERIALS FUND
     DECEMBER 31, 2005         32.66              .12                .80                0.92           (.13)            (5.58)
     December 31, 2004         27.69              .09               5.58                5.67           (.01)             (.69)
     December 31, 2003         21.07              .04               6.59                6.63           (.01)               --
     December 31, 2002         24.21              .09              (3.17)              (3.08)          (.06)               --
     December 31, 2001*        25.00              .22              (1.01)               (.79)            --                --
BIOTECHNOLOGY FUND
     DECEMBER 31, 2005         19.31             (.31)              2.37                2.06             --                --
     December 31, 2004         19.10             (.29)               .50                 .21             --                --
     December 31, 2003         13.44             (.28)              5.94                5.66             --                --
     December 31, 2002         24.67             (.28)            (10.91)             (11.19)            --              (.04)
     December 31, 2001*        25.00             (.55)               .22                (.33)            --                --
COMMODITIES FUND
     DECEMBER 31, 2005*        25.00              .14              (2.98)              (2.84)          (.06)               --
CONSUMER PRODUCTS FUND
     DECEMBER 31, 2005         32.95              .14               (.26)              (0.12)          (.17)            (1.03)
     December 31, 2004         29.39              .11               3.78                3.89           (.01)             (.32)
     December 31, 2003         24.36              .01               5.29                5.30           (.02)             (.25)
     December 31, 2002         25.32              .04               (.95)               (.91)          (.01)             (.04)
     December 31, 2001*        25.00              .05                .27                 .32             --                --
ELECTRONICS FUND
     DECEMBER 31, 2005         13.17             (.16)               .67                 .51             --                --
     December 31, 2004         16.88             (.20)             (3.51)              (3.71)            --                --
     December 31, 2003          9.94             (.21)              7.15                6.94             --                --
     December 31, 2002         20.64             (.24)             (9.67)              (9.91)            --              (.79)
     December 31, 2001*        25.00             (.43)             (3.93)              (4.36)            --                --
ENERGY FUND
     DECEMBER 31, 2005         29.68               --              11.44               11.44           (.01)            (1.91)
     December 31, 2004         22.45              .01               7.23                7.24            (--)ss.          (.01)
     December 31, 2003         18.25              .01               4.19                4.20             --                --
     December 31, 2002         21.10             (.02)             (2.83)              (2.85)            --                --
     December 31, 2001*        25.00             (.11)             (3.79)              (3.90)            --                --

                                                                                                              RATIOS TO
                                                                                                        AVERAGE NET ASSETS:
                                                                                                   -----------------------------
                                            NET INCREASE       NET ASSET                                                NET
                                           (DECREASE) IN         VALUE,            TOTAL                             INVESTMENT
                              TOTAL          NET ASSET           END OF          INVESTMENT          TOTAL             INCOME
                          DISTRIBUTIONS        VALUE             PERIOD            RETURN           EXPENSES           (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
BANKING FUND
     DECEMBER 31, 2005      $ (5.52)         $  (6.60)         $  29.69            (2.77)%           1.58%             1.34%
     December 31, 2004         (.94)             3.79             36.29            14.74%            1.59%             1.02%
     December 31, 2003         (.33)             7.55             32.50            31.74%            1.65%             1.24%
     December 31, 2002         (.07)             (.26)            24.95            (0.78)%           1.67%             1.10%
     December 31, 2001*          --               .21             25.21             0.84%            1.99%**           1.80%**
BASIC MATERIALS FUND
     DECEMBER 31, 2005        (5.71)            (4.79)            27.87             4.04%            1.57%             0.41%
     December 31, 2004         (.70)             4.97             32.66            20.83%            1.59%             0.30%
     December 31, 2003         (.01)             6.62             27.69            31.46%            1.67%             0.17%
     December 31, 2002         (.06)            (3.14)            21.07           (12.75)%           1.75%             0.38%
     December 31, 2001*          --              (.79)            24.21            (3.16)%           1.95%**           0.85%**
BIOTECHNOLOGY FUND
     DECEMBER 31, 2005           --              2.06             21.37            10.67%            1.66%            (1.59)%
     December 31, 2004           --               .21             19.31             1.10%            1.59%            (1.51)%
     December 31, 2003           --              5.66             19.10            42.11%            1.64%            (1.61)%
     December 31, 2002         (.04)           (11.23)            13.44           (45.35)%           1.79%            (1.76)%
     December 31, 2001*          --              (.33)            24.67            (1.32)%           2.27%**          (2.24)%**
COMMODITIES FUND
     DECEMBER 31, 2005*        (.06)            (2.90)            22.10           (11.34)%           1.64%**           2.41%**
CONSUMER PRODUCTS FUND
     DECEMBER 31, 2005        (1.20)            (1.32)            31.63            (0.40)%           1.58%             0.42%
     December 31, 2004         (.33)             3.56             32.95            13.30%            1.59%             0.36%
     December 31, 2003         (.27)             5.03             29.39            21.86%            1.63%             0.12%
     December 31, 2002         (.05)             (.96)            24.36            (3.61)%           1.72%             0.18%
     December 31, 2001*          --              0.32             25.32             1.28%            2.07%**           0.19%**
ELECTRONICS FUND
     DECEMBER 31, 2005           --               .51             13.68             3.87%            1.62%            (1.24)%
     December 31, 2004           --             (3.71)            13.17           (21.98)%           1.59%            (1.34)%
     December 31, 2003           --              6.94             16.88            69.82%            1.65%            (1.51)%
     December 31, 2002         (.79)           (10.70)             9.94           (48.21)%           1.84%            (1.63)%
     December 31, 2001*          --             (4.36)            20.64           (17.44)%           2.36%**          (2.13)%**
ENERGY FUND
     DECEMBER 31, 2005        (1.92)             9.52             39.20            38.54%            1.59%            (0.01)%
     December 31, 2004         (.01)             7.23             29.68            32.27%            1.58%             0.04%
     December 31, 2003           --              4.20             22.45            23.01%            1.66%             0.04%
     December 31, 2002           --             (2.85)            18.25           (13.51)%           1.72%            (0.13)%
     December 31, 2001*          --             (3.90)            21.10           (15.60)%           2.05%**          (0.50)%**


                                            NET ASSETS,
                            PORTFOLIO          END OF
                             TURNOVER      PERIOD (000'S
                             RATE***          OMITTED)
--------------------------------------------------------
BANKING FUND
     DECEMBER 31, 2005           532%       $   14,580
     December 31, 2004           884%           21,920
     December 31, 2003         1,268%           17,115
     December 31, 2002         1,813%            5,008
     December 31, 2001*          605%              630
BASIC MATERIALS FUND
     DECEMBER 31, 2005           364%           28,317
     December 31, 2004           725%           46,162
     December 31, 2003         1,175%           44,561
     December 31, 2002         1,848%              901
     December 31, 2001*          929%              929
BIOTECHNOLOGY FUND
     DECEMBER 31, 2005           652%           36,086
     December 31, 2004         1,169%            6,588
     December 31, 2003         1,475%           12,557
     December 31, 2002         3,483%            3,575
     December 31, 2001*          720%            1,959
COMMODITIES FUND
     DECEMBER 31, 2005*           --            28,187
CONSUMER PRODUCTS FUND
     DECEMBER 31, 2005           357%           22,177
     December 31, 2004           730%           24,433
     December 31, 2003           936%            8,818
     December 31, 2002           985%            6,153
     December 31, 2001*          285%            1,305
ELECTRONICS FUND
     DECEMBER 31, 2005         1,136%            8,306
     December 31, 2004         1,325%           12,289
     December 31, 2003         1,264%           27,918
     December 31, 2002         2,685%            4,384
     December 31, 2001*          466%            1,423
ENERGY FUND
     DECEMBER 31, 2005           351%           83,437
     December 31, 2004           542%           60,501
     December 31, 2003         1,225%           31,832
     December 31, 2002         1,341%            5,834
     December 31, 2001*          478%            2,177

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--BANKING FUND, BASIC MATERIALS FUND AND BIOTECHNOLOGY FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND AND ENERGY FUND; AUGUST 3, 2001--ELECTRONICS FUND; SEPTEMBER 30, 2005--COMMODITIES FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00170.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 195

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.



                                                                                       NET INCREASE
                                                                   NET REALIZED         (DECREASE)
                              NET ASSET             NET                AND             IN NET ASSET        DISTRIBUTIONS
                               VALUE,           INVESTMENT          UNREALIZED             VALUE             FROM NET
                              BEGINNING           INCOME          GAINS (LOSSES)      RESULTING FROM        INVESTMENT
                              OF PERIOD           (LOSS)+         ON SECURITIES         OPERATIONS            INCOME
------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
     DECEMBER 31, 2005        $ 20.85           $  (.30)           $ 10.37              $  10.07               $   --
     December 31, 2004          15.59              (.22)              5.48                  5.26                   --
     December 31, 2003          14.38              (.16)              1.37                  1.21                   --
     December 31, 2002          17.74              (.17)             (2.08)                (2.25)                  --
     December 31, 2001*         25.00              (.24)             (7.02)                (7.26)                  --
FINANCIAL SERVICES FUND
     DECEMBER 31, 2005          30.38               .28                .67                   .95                 (.25)
     December 31, 2004          26.00               .23               4.21                  4.44                 (.06)
     December 31, 2003          20.19               .14               5.70                  5.84                 (.03)
     December 31, 2002          23.90               .09              (3.69)                (3.60)                  --
     December 31, 2001*         25.00              (.02)             (1.08)                (1.10)                  --
HEALTH CARE FUND
     DECEMBER 31, 2005          25.46              (.16)              2.87                  2.71                   --
     December 31, 2004          24.28              (.16)              1.65                  1.49                   --
     December 31, 2003          18.71              (.19)              5.76                  5.57                   --
     December 31, 2002          23.82              (.09)             (4.98)                (5.07)                  --
     December 31, 2001*         25.00              (.30)              (.88)                (1.18)                  --
INTERNET FUND
     DECEMBER 31, 2005          17.01              (.21)              (.13)                 (.34)                  --
     December 31, 2004          14.68              (.23)              2.56                  2.33                   --
     December 31, 2003           8.93              (.20)              5.95                  5.75                   --
     December 31, 2002          15.76              (.17)             (6.66)                (6.83)                  --
     December 31, 2001*         25.00              (.37)             (8.87)                (9.24)                  --
LEISURE FUND
     DECEMBER 31, 2005          25.39              (.19)             (1.03)                (1.22)                  --
     December 31, 2004          20.80              (.17)              5.07                  4.90                   --
     December 31, 2003          15.42              (.08)              5.46                  5.38                   --
     December 31, 2002          18.09              (.18)             (2.49)                (2.67)                  --
     December 31, 2001*         25.00              (.30)             (6.61)                (6.91)                  --
PRECIOUS METALS FUND
     DECEMBER 31, 2005           8.57              (.02)              1.81                  1.79                   --
     December 31, 2004           9.99              (.05)             (1.37)                (1.42)                  --
     December 31, 2003           7.09              (.03)              2.93                  2.90                   --
     December 31, 2002           4.87              (.02)              2.24                  2.22                   --
     December 31, 2001           4.31              (.04)               .60                   .56                   --

                            DISTRIBUTIONS
                              FROM NET                             NET INCREASE      NET ASSET
                              REALIZED                             (DECREASE) IN       VALUE,             TOTAL
                               CAPITAL              TOTAL            NET ASSET         END OF          INVESTMENT
                                GAINS           DISTRIBUTIONS          VALUE           PERIOD            RETURN
------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
     DECEMBER 31, 2005         $    --            $    --           $  10.07          $  30.92            48.30%
     December 31, 2004              --                 --               5.26             20.85            33.74%
     December 31, 2003              --                 --               1.21             15.59             8.41%
     December 31, 2002           (1.11)             (1.11)             (3.36)            14.38           (12.07)%
     December 31, 2001*             --                 --              (7.26)            17.74           (29.04)%
FINANCIAL SERVICES FUND
     DECEMBER 31, 2005           (1.98)             (2.23)             (1.28)            29.10             3.38%
     December 31, 2004              --               (.06)              4.38             30.38            17.12%
     December 31, 2003              --               (.03)              5.81             26.00            28.92%
     December 31, 2002            (.11)              (.11)             (3.71)            20.19           (15.10)%
     December 31, 2001*             --                 --              (1.10)            23.90            (4.40)%
HEALTH CARE FUND
     DECEMBER 31, 2005              --                 --               2.71             28.17            10.64%
     December 31, 2004            (.31)              (.31)              1.18             25.46             6.22%
     December 31, 2003              --                 --               5.57             24.28            29.77%
     December 31, 2002            (.04)              (.04)             (5.11)            18.71           (21.31)%
     December 31, 2001*             --                 --              (1.18)            23.82            (4.72)%
INTERNET FUND
     DECEMBER 31, 2005           (1.93)             (1.93)             (2.27)            14.74            (1.38)%
     December 31, 2004              --                 --               2.33             17.01            15.87%
     December 31, 2003              --                 --               5.75             14.68            64.39%
     December 31, 2002              --                 --              (6.83)             8.93           (43.34)%
     December 31, 2001*             --                 --              (9.24)            15.76           (36.96)%
LEISURE FUND
     DECEMBER 31, 2005           (2.21)             (2.21)             (3.43)            21.96            (4.87)%
     December 31, 2004            (.31)              (.31)              4.59             25.39            23.86%
     December 31, 2003              --                 --               5.38             20.80            34.89%
     December 31, 2002              --                 --              (2.67)            15.42           (14.76)%
     December 31, 2001*             --                 --              (6.91)            18.09           (27.64)%
PRECIOUS METALS FUND
     DECEMBER 31, 2005              --                 --               1.79             10.36            20.89%
     December 31, 2004              --                 --              (1.42)             8.57           (14.21)%
     December 31, 2003              --                 --               2.90              9.99            40.90%
     December 31, 2002              --                 --               2.22              7.09            45.59%
     December 31, 2001              --                 --                .56              4.87            12.99%

                                    RATIOS TO
                               AVERAGE NET ASSETS:
                             ------------------------
                                               NET                              NET ASSETS,
                                           INVESTMENT        PORTFOLIO            END OF
                               TOTAL         INCOME          TURNOVER          PERIOD (000'S
                             EXPENSES        (LOSS)           RATE***            OMITTED)
--------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
     DECEMBER 31, 2005         1.61%         (1.17)%            317%             $  79,722
     December 31, 2004         1.58%         (1.19)%            808%                29,316
     December 31, 2003         1.65%         (1.13)%          2,691%                 7,754
     December 31, 2002         1.71%         (1.00)%          2,159%                 4,427
     December 31, 2001*        2.06%**       (1.26)%**        3,182%                 1,551
FINANCIAL SERVICES FUND
     DECEMBER 31, 2005         1.59%          0.94%             549%                36,839
     December 31, 2004         1.59%          0.84%             762%                45,180
     December 31, 2003         1.64%          0.61%           2,039%                15,581
     December 31, 2002         1.85%          0.41%           1,727%                 2,748
     December 31, 2001*        2.19%**       (0.11)%**          315%                 2,607
HEALTH CARE FUND
     DECEMBER 31, 2005         1.60%         (0.62)%            330%                51,692
     December 31, 2004         1.59%         (0.67)%            629%                30,435
     December 31, 2003         1.64%         (0.88)%          1,222%                27,880
     December 31, 2002         1.70%         (0.45)%          1,617%                 5,164
     December 31, 2001*        2.23%**       (1.33)%**          757%                   951
INTERNET FUND
     DECEMBER 31, 2005         1.61%         (1.36)%            676%                20,959
     December 31, 2004         1.58%         (1.49)%            693%                36,922
     December 31, 2003         1.65%         (1.59)%            957%                25,101
     December 31, 2002         1.75%         (1.69)%          3,041%                 3,703
     December 31, 2001*        2.33%**       (2.29)%**        2,341%                   891
LEISURE FUND
     DECEMBER 31, 2005         1.56%         (0.79)%            369%                13,961
     December 31, 2004         1.58%         (0.74)%            663%                51,755
     December 31, 2003         1.65%         (0.41)%          1,353%                30,016
     December 31, 2002         1.74%         (0.98)%          1,976%                 2,015
     December 31, 2001*        1.98%**       (1.49)%**          269%                   804
PRECIOUS METALS FUND
     DECEMBER 31, 2005         1.57%         (0.24)%            308%                68,241
     December 31, 2004         1.46%         (0.54)%            519%                35,043
     December 31, 2003         1.54%         (0.38)%            658%                44,606
     December 31, 2002         1.67%         (0.29)%          1,001%                38,839
     December 31, 2001         2.18%         (0.79)%            957%                   875

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--ENERGY SERVICES FUND; MAY 22, 2001--LEISURE FUND; MAY 24, 2001--INTERNET FUND; JUNE 19, 2001--HEALTH CARE FUND; JULY 20, 2001--FINANCIAL SERVICES FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.


196 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                        NET INCREASE
                                                       NET REALIZED      (DECREASE)                     DISTRIBUTIONS
                           NET ASSET        NET            AND          IN NET ASSET    DISTRIBUTIONS     FROM NET
                             VALUE,      INVESTMENT     UNREALIZED         VALUE          FROM NET        REALIZED
                           BEGINNING       INCOME     GAINS (LOSSES)   RESULTING FROM    INVESTMENT        CAPITAL         TOTAL
                           OF PERIOD      (LOSS)+     ON SECURITIES      OPERATIONS        INCOME           GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND
     DECEMBER 31, 2005      $ 38.02       $  .71         $  2.01           $  2.72          $ (.44)        $    --       $  (.44)
     December 31, 2004        30.25         1.02            7.79              8.81            (.14)           (.90)        (1.04)
     December 31, 2003        24.96          .94            6.62              7.56            (.85)          (1.42)        (2.27)
     December 31, 2002        25.77         1.97           (2.26)             (.29)           (.48)           (.04)         (.52)
     December 31, 2001*       25.00         1.44            (.42)             1.02            (.25)             --          (.25)
RETAILING FUND
     DECEMBER 31, 2005        26.65         (.25)           1.70              1.45              --            (.25)         (.25)
     December 31, 2004        25.99         (.22)           2.62              2.40              --           (1.74)        (1.74)
     December 31, 2003        19.29         (.25)           7.05              6.80              --            (.10)         (.10)
     December 31, 2002        25.65         (.27)          (5.30)            (5.57)             --            (.79)         (.79)
     December 31, 2001*       25.00         (.38)           1.03               .65              --              --            --
TECHNOLOGY FUND
     DECEMBER 31, 2005        13.50         (.16)            .58               .42              --              --            --
     December 31, 2004        14.88         (.05)            .03              (.02)             --           (1.36)        (1.36)
     December 31, 2003         9.92         (.18)           6.21              6.03              --           (1.07)        (1.07)
     December 31, 2002        18.61         (.18)          (7.15)            (7.33)             --           (1.36)        (1.36)
     December 31, 2001*       25.00         (.39)          (6.00)            (6.39)             --              --            --
TELECOMMUNICATIONS FUND
     DECEMBER 31, 2005        20.53          .19             .06               .25              --           (1.97)        (1.97)
     December 31, 2004        18.22         (.02)           2.33              2.31              --              --            --
     December 31, 2003        13.63         (.03)           4.62              4.59              --             (--)ss.       (--)ss.
     December 31, 2002        22.56         (.05)          (8.88)            (8.93)             --              --            --
     December 31, 2001*       25.00         (.36)          (2.08)            (2.44)             --              --            --
TRANSPORTATION FUND
     DECEMBER 31, 2005        31.45         (.19)           2.64              2.45              --           (1.26)        (1.26)
     December 31, 2004        25.97         (.20)           6.09              5.89              --            (.41)         (.41)
     December 31, 2003        21.55         (.15)           4.57              4.42              --              --            --
     December 31, 2002        24.40         (.14)          (2.71)            (2.85)             --              --            --
     December 31, 2001*       25.00         (.20)           (.40)             (.60)             --              --            --
UTILITIES FUND
     DECEMBER 31, 2005        17.34          .34            1.50              1.84            (.09)             --          (.09)
     December 31, 2004        14.96          .33            2.24              2.57            (.19)             --          (.19)
     December 31, 2003        12.24          .31            2.77              3.08            (.36)             --          (.36)
     December 31, 2002        18.23          .33           (6.31)            (5.98)           (.01)             --          (.01)
     December 31, 2001*       25.00          .33           (7.10)            (6.77)             --              --            --

                                                                                   RATIOS TO
                                                                              AVERAGE NET ASSETS:
                                                                              -------------------
                           NET INCREASE    NET ASSET                                       NET                         NET ASSETS,
                           (DECREASE) IN     VALUE,         TOTAL                       INVESTMENT      PORTFOLIO        END OF
                             NET ASSET       END OF      INVESTMENT        TOTAL          INCOME         TURNOVER     PERIOD (000'S
                               VALUE         PERIOD        RETURN         EXPENSES        (LOSS)         RATE***        OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND
     DECEMBER 31, 2005      $     2.28     $    40.30        7.15%          1.59%          1.84%            774%       $   29,074
     December 31, 2004            7.77          38.02       29.54%          1.59%          3.06%          1,139%           26,915
     December 31, 2003            5.29          30.25       30.31%          1.64%          3.26%          1,478%           12,183
     December 31, 2002            (.81)         24.96       (1.12)%         1.68%          7.60%          1,927%            1,902
     December 31, 2001*            .77          25.77        4.09%          2.31%**        5.75%**           17%              162
RETAILING FUND
     DECEMBER 31, 2005            1.20          27.85        5.48%          1.58%         (0.90)%           421%           17,616
     December 31, 2004             .66          26.65       10.06%          1.58%         (0.83)%           609%           20,800
     December 31, 2003            6.70          25.99       35.27%          1.64%         (1.04)%           785%           15,149
     December 31, 2002           (6.36)         19.29      (21.91)%         1.81%         (1.23)%         1,668%            3,102
     December 31, 2001*            .65          25.65        2.60%          2.24%**       (1.65)%**         740%            1,994
TECHNOLOGY FUND
     DECEMBER 31, 2005             .42          13.92        3.11%          1.62%         (1.21)%           541%           19,145
     December 31, 2004           (1.38)         13.50        1.15%          1.58%         (0.36)%           767%           19,919
     December 31, 2003            4.96          14.88       61.32%          1.64%         (1.39)%         1,302%           20,641
     December 31, 2002           (8.69)          9.92      (39.11)%         1.71%         (1.52)%         1,098%            5,021
     December 31, 2001*          (6.39)         18.61      (25.56)%         2.34%**       (2.08)%**         490%            1,216
TELECOMMUNICATIONS FUND
     DECEMBER 31, 2005           (1.72)         18.81        1.16%          1.60%          0.98%            362%           16,898
     December 31, 2004            2.31          20.53       12.68%          1.58%         (0.08)%           809%           30,191
     December 31, 2003            4.59          18.22       33.68%          1.64%         (0.19)%           974%           14,543
     December 31, 2002           (8.93)         13.63      (39.58)%         1.69%         (0.39)%           855%            6,106
     December 31, 2001*          (2.44)         22.56       (9.76)%         2.25%**       (1.61)%**       1,316%              407
TRANSPORTATION FUND
     DECEMBER 31, 2005            1.19          32.64        8.48%          1.58%         (0.63)%           258%           31,378
     December 31, 2004            5.48          31.45       22.99%          1.57%         (0.71)%           473%           47,333
     December 31, 2003            4.42          25.97       20.51%          1.64%         (0.65)%         1,045%            8,032
     December 31, 2002           (2.85)         21.55      (11.68)%         1.69%         (0.63)%         1,435%            6,301
     December 31, 2001*           (.60)         24.40       (2.40)%         2.16%**       (0.89)%**         609%              522
UTILITIES FUND
     DECEMBER 31, 2005            1.75          19.09       10.56%          1.60%          1.80%            342%           39,943
     December 31, 2004            2.38          17.34       17.31%          1.57%          2.06%            904%           21,902
     December 31, 2003            2.72          14.96       25.40%          1.62%          2.29%          1,491%           13,430
     December 31, 2002           (5.99)         12.24      (32.83)%         1.67%          2.54%            829%           23,846
     December 31, 2001*          (6.77)         18.23      (27.08)%         2.08%**        1.59%**        1,040%              908

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--TECHNOLOGY FUND AND UTILITIES FUND; JUNE 11, 2001--TRANSPORTATION FUND; JULY 23, 2001--RETAILING FUND; JULY 27, 2001--TELECOMMUNICATIONS FUND; OCTOBER 1, 2001--REAL ESTATE FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00020.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 197

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At December 31, 2005, the Trust consisted of fifty operating Funds: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, two Strategic Funds and two Clarke Lanzen Skalla Investment Firm "CLS" AdvisorOne Funds. This report covers the Benchmark, Money Market, Sector and Strategic Funds (the "Funds"), while the Absolute Return Strategies Fund, the Hedged Equity Fund and the CLS AdvisorOne Funds are contained in separate reports. Rydex Global Advisors (the "Advisor") serves as investment advisor to the Funds. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index, commodity index, and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, for which market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are paid daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.


198 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

J. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.

K. The Funds may leave Cash in Custodian Bank overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 199

--------------------------------------------------------------------------------

L. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

M. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

In addition to the inherent risks of derivative instruments discussed above, the Internal Revenue Service (the "IRS") issued a Revenue Ruling pertaining to commodity-linked swap agreements on December 16, 2005. The Revenue Ruling may cause certain income derived from commodity-linked swap agreements to not be considered qualifying income after June 30, 2006, and would therefore limit the extent to which the Commodities Fund may invest in such instruments to a maximum of 10 percent of its gross income.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, the OTC Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund,


200 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Commodities Fund and the Precious Metals Fund; 0.85% of the average daily net assets of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund; and 0.90% of the average daily net assets of the Ursa Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Long Dynamic Dow 30 Fund, the Inverse Dynamic Dow 30 Fund, the Strengthening Dollar Fund, the Weakening Dollar Fund, and the Sector Rotation Fund.

Also under the terms of the investment advisory contract, the Trustees voted to implement a performance adjustment for the Core Equity Fund, adding or subtracting a performance rate up to 0.20%, allowing the total fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000(R) Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month. Because the performance adjustment is applied relative to the performance of the Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. Based on the Fund's inception date, no performance adjustment would be made until after November 30, 2006. At the period ending December 31, 2005, the effective management fee was 0.70% of the Fund's average daily net assets. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Long Dynamic Dow 30 Fund, the Inverse Dynamic Dow 30 Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Strengthening Dollar Fund, the Weakening Dollar Fund, the Core Equity Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Commodities Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new funds are paid by the Trust.

The Trust has adopted an Investor Services Plan for which the Distributor, an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required. The Commodities Fund has adopted a tax year-end which is different from its fiscal year-end.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 201

--------------------------------------------------------------------------------

The Fund's tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2005, the following Funds offset net realized capital gains with capital losses from previous years:

FUND                                                                AMOUNT
--------------------------------------------------------------------------
Nova Fund                                                     $  6,975,310
OTC Fund                                                         4,983,284
U.S. Government Bond Fund                                          445,993
Mid-Cap Growth Fund                                                512,691
Sector Rotation Fund                                               797,106
Energy Services Fund                                                11,891
Health Care Fund                                                 1,305,802
Real Estate Fund                                                   627,076
Technology Fund                                                    108,360

The tax character of distributions paid during 2005 was as follows:

                                                            LONG-TERM
FUND                                  ORDINARY INCOME    CAPITAL GAIN    RETURN OF CAPITAL    TOTAL DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
Nova Fund                             $      362,006     $         --            $      --            $   362,006
Ursa Fund                                         --               --                   --                     --
OTC Fund                                          --               --                   --                     --
Arktos Fund                                       --               --                   --                     --
Titan 500 Fund                             1,127,573        1,043,681                   --              2,171,254
Velocity 100 Fund                                 --               --                   --                     --
Medius Fund                                       --          113,494                   --                113,494
Inverse Mid-Cap Fund                          53,130               --                   --                 53,130
Mekros Fund                                1,372,293               --                   --              1,372,293
Inverse Small-Cap Fund                       205,531               --                   --                205,531
U.S. Government Bond Fund                  1,716,438               --                   --              1,716,438
Juno Fund                                         --               --                   --                     --
Large-Cap Europe Fund                        210,675               --                   --                210,675
Large-Cap Japan Fund                              --               --                   --                     --
Long Dynamic Dow 30 Fund                     455,304          227,465                   --                682,769
Inverse Dynamic Dow 30 Fund                   99,261               --                   --                 99,261
Small-Cap Value Fund                       1,700,056          269,455                   --              1,969,511
Mid-Cap Value Fund                         4,448,848          585,595               15,280              5,049,723
Large-Cap Value Fund                         629,610           52,333                   --                681,943
Small-Cap Growth Fund                      1,571,693           52,519                   --              1,624,212
Mid-Cap Growth Fund                               --               --                   --                     --
Large-Cap Growth Fund                        452,509            7,518                   --                460,027
Strengthening Dollar Fund                      8,367               --                   --                  8,367
Weakening Dollar Fund                          7,332               --                   --                  7,332
Core Equity Fund                                  --               --                   --                     --
Sector Rotation Fund                              --               --                   --                     --
U.S. Government Money Market Fund          4,700,836               --                   --              4,700,836
Banking Fund                               2,276,609           73,581                   --              2,350,190
Basic Materials Fund                       4,000,873           66,436                   --              4,067,309
Biotechnology Fund                                --               --                   --                     --
Commodities Fund                                  --               --               88,043                 88,043
Consumer Products Fund                       357,566          336,698                   --                694,264
Electronics Fund                                  --               --                   --                     --
Energy Fund                                4,642,282          151,920                   --              4,794,202
Energy Services Fund                              --               --                   --                     --
Financial Services Fund                    1,758,219          304,631                   --              2,062,850
Health Care Fund                                  --               --                   --                     --
Internet Fund                                479,497          106,533                   --                586,030
Leisure Fund                               1,799,873          302,370                   --              2,102,243
Precious Metals Fund                              --               --                   --                     --
Real Estate                                  486,247               --                   --                486,247
Retailing Fund                                    --          373,393                   --                373,393
Technology Fund                                   --               --                   --                     --
Telecommunications Fund                    1,299,417          260,890                   --              1,560,307
Transportation Fund                          645,383               --                   --                645,383
Utilities Fund                               313,329               --                   --                313,329


202 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

The tax character of distributions paid during 2004 was as follows:

                                                            LONG-TERM
FUND                                 ORDINARY INCOME     CAPITAL GAIN    RETURN OF CAPITAL    TOTAL DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
Nova Fund                             $       40,441     $         --         $         --            $    40,441
Ursa Fund                                         --               --                   --                     --
OTC Fund                                          --               --                   --                     --
Arktos Fund                                       --               --                   --                     --
Titan 500 Fund                             2,253,612          989,294                   --              3,242,906
Velocity 100 Fund                            771,099          579,649              411,759              1,762,507
Medius Fund                                1,589,650          409,464                   --              1,999,114
Inverse Mid-Cap Fund                              --               --                   --                     --
Mekros Fund                                1,944,101          789,421                   --              2,733,522
Inverse Small-Cap Fund                            --               --                   --                     --
U.S. Government Bond Fund                  3,573,944          503,055                   --              4,076,999
Juno Fund                                    133,449          360,161                   --                493,610
Large-Cap Europe Fund                      6,201,653          103,778                   --              6,305,431
Large-Cap Japan Fund                              --               --                   --                     --
Long Dynamic Dow 30 Fund                     473,263               --                   --                473,263
Inverse Dynamic 30 Fund                           --           75,845                   --                 75,845
Small-Cap Value Fund                       1,342,874              835                   --              1,343,709
Mid-Cap Value Fund                         1,017,073           14,140                   --              1,031,213
Large-Cap Value Fund                         165,471              758                   --                166,229
Small-Cap Growth Fund                        388,437               --                   --                388,437
Mid-Cap Growth Fund                               --               --                   --                     --
Large-Cap Growth Fund                        232,823               --                   --                232,823
Sector Rotation Fund                              --               --                   --                     --
U.S. Government Money Market Fund            599,121               --                   --                599,121
Banking Fund                                 762,000            1,558                   --                763,558
Basic Materials Fund                         912,124               --                   --                912,124
Biotechnology Fund                                --               --                   --                     --
Consumer Products Fund                       375,373               --                   --                375,373
Electronics Fund                                  --               --                   --                     --
Energy Fund                                   22,679               --                   --                 22,679
Energy Services Fund                              --               --                   --                     --
Financial Services Fund                       56,477               --                   --                 56,477
Health Care Fund                             272,867            7,789                   --                280,656
Internet Fund                                     --               --                   --                     --
Leisure Fund                                 176,049               --                   --                176,049
Precious Metals Fund                              --               --                   --                     --
Real Estate                                  469,611           29,677                   --                499,288
Retailing Fund                               859,770            5,766                   --                865,536
Technology Fund                            1,130,753               --                   --              1,130,753
Telecommunications Fund                           --               --                   --                     --
Transportation Fund                          315,578               --                   --                315,578
Utilities Fund                               265,543               --                   --                265,543


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 203

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at December 31, 2005 was a follows:

                                        UNDISTRIBUTED       UNDISTRIBUTED         NET UNREALIZED
                                             ORDINARY           LONG-TERM          APPRECIATION/        CAPITAL LOSS
FUND                                           INCOME       CAPITAL GAINS         (DEPRECIATION)        CARRYFORWARD
-----------------------------------------------------------------------------------------------------------------------
Nova Fund                               $     647,004        $         --          $   3,160,447        $ 99,254,783(3)
Ursa Fund                                     519,168                  --               (141,074)         25,865,087(3)
OTC Fund                                           --                  --             (6,749,300)        364,651,395(3)
Arktos Fund                                   478,824                  --                325,878          10,652,651(3)
Titan 500 Fund                                134,395                  --               (435,336)            107,811(1)
Velocity 100 Fund                                  --                  --               (173,616)          1,971,950(1)
Medius Fund                                 6,333,783             812,101              1,535,983                  --
Inverse Mid-Cap Fund                            1,650                  --                 24,915             534,525(3)
Mekros Fund                                    15,708                  --                777,458           3,123,551(3)
Inverse Small-Cap Fund                          7,457                  --                156,037           3,516,085(3)
U.S. Government Bond Fund                          --                  --               (728,211)          2,376,550(2)
Juno Fund                                          --                  --             (2,005,340)          7,324,326(3)
Large-Cap Europe Fund                         267,284                  --                425,563             281,182(1)
Large-Cap Japan Fund                        4,356,032             476,739              1,518,380                  --
Long Dynamic Dow 30 Fund                      281,484                  --                (39,142)                 --
Inverse Dynamic Dow 30 Fund                     5,406                  --                178,116             261,996(1)
Small-Cap Value Fund                          345,108             732,334                207,466                  --
Mid-Cap Value Fund                                 --                  --             (1,357,936)                 --
Large-Cap Value Fund                           59,889             827,010                 15,276                  --
Small-Cap Growth Fund                         188,230             559,227               (181,515)                 --
Mid-Cap Growth Fund                           185,820             173,211                476,845                  --
Large-Cap Growth Fund                         211,923              62,603               (390,300)                 --
Strengthening Dollar Fund                      15,066                  --                  8,044                  --
Weakening Dollar Fund                           2,505                  --                 (9,415)                 --
Core Equity Fund                                1,099                  --                   (700)                 --
Sector Rotation Fund                          422,244           1,704,613              5,411,115                  --
U.S. Government Money Market Fund               7,493                  --                     --               1,546(3)
Banking Fund                                  219,732                  --                321,687             857,082(1)
Basic Materials Fund                          146,922             367,695              2,629,358                  --
Biotechnology Fund                                 --                  --                747,883           3,229,024(3)
Commodities Fund                                   --                  --                123,283             514,834(1)
Consumer Products Fund                        127,914                  --                140,217             182,926(1)
Electronics Fund                                   --                  --             (2,198,912)          2,182,513(3)
Energy Fund                                 7,458,354           3,158,693             21,548,901                  --
Energy Services Fund                          352,839             221,642             18,667,806                  --
Financial Services Fund                       287,114                  --              1,348,813               4,455(1)
Health Care Fund                              740,152                  --              2,908,864                  --
Internet Fund                                      --                  --              1,143,719           1,889,501(1)
Leisure Fund                                  595,684              56,723              1,175,590                  --
Precious Metals Fund                               --                  --              8,614,435           6,380,070(3)
Real Estate                                   988,985             493,916              2,660,176                  --
Retailing Fund                                     --             263,280              1,942,096                  --
Technology Fund                                    --                  --                793,361             897,777(2)
Telecommunications Fund                       546,455                  --                966,685                  --
Transportation Fund                                --                  --              5,213,206              92,965(1)
Utilities Fund                                872,857                  --              3,198,281             473,101(3)

(1)   EXPIRES IN 2013

(2)   EXPIRES IN 2012

(3)   NOVA FUND: $42,322,083 EXPIRES IN 2008, $40,390,472 EXPIRES IN 2009, AND
      $16,542,228 EXPIRES IN 2010

      URSA FUND: $2,209,540 EXPIRES IN 2007, $12,563,901 EXPIRES IN 2011,
      $10,777,389 EXPIRES IN 2012, AND $314,257 EXPIRES IN 2013

      OTC FUND: $74,899,825 EXPIRES IN 2008, $180,736,125 EXPIRES IN 2009,
      $98,591,246 EXPIRES IN 2010, $10,118,266 EXPIRES IN 2011, AND $305,933
      EXPIRES IN 2012

      ARKTOS FUND: $1,648,984 EXPIRES IN 2009, $1,790,535 EXPIRES IN 2011,
      $4,909,190 EXPIRES IN 2012, AND $2,303,942 EXPIRES IN 2013

      INVERSE MID-CAP FUND: $392,757 EXPIRES IN 2012 AND $141,768 EXPIRES IN
      2013

      MEKROS FUND: $2,170,380 EXPIRES IN 2012 AND $953,171 EXPIRES IN 2013

      INVERSE SMALL-CAP FUND: $2,561,018 EXPIRES IN 2012 AND $955,067 EXPIRES IN 2013

      JUNO FUND: $5,005,075 EXPIRES IN 2012 AND $2,319,251 EXPIRES IN 2013

      U.S. GOVERNMENT MONEY MARKET FUND: $1,127 EXPIRES IN 2008, $386 EXPIRES IN 2010, AND $33 EXPIRES IN 2012

      BIOTECHNOLOGY FUND: $608,485 EXPIRES IN 2010, $1,880,980 EXPIRES IN 2012, AND $739,559 EXPIRES IN 2013

      ELECTRONICS FUND: $324,070 EXPIRES IN 2010, $549,313 EXPIRES IN 2012, AND $1,309,130 EXPIRES IN 2013

      PRECIOUS METALS FUND: $87,863 EXPIRES IN 2009, $2,309,649 EXPIRES IN 2012, $3,982,558 EXPIRES IN 2013

      UTILITIES FUND: $429,454 EXPIRES IN 2011 AND $43,647 EXPIRES IN 2013


204 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

At December 31, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                     TAX                 TAX                NET
                                                  TAX         UNREALIZED          UNREALIZED         UNREALIZED
FUND                                             COST               GAIN              (LOSS)        GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Nova Fund                              $  132,565,696       $  5,142,341        $ (1,735,516)       $ 3,406,825
Ursa Fund                                  31,318,025                 --            (174,504)          (174,504)
OTC Fund                                  127,290,828                 --          (6,704,597)        (6,704,597)
Arktos Fund                                20,004,579                 --                  --                 --
Titan 500 Fund                             26,677,399              2,033            (318,430)          (316,397)
Velocity 100 Fund                          52,938,029          1,290,859            (425,400)           865,459
Medius Fund                                56,264,017          2,227,848            (538,964)         1,688,884
Inverse Mid-Cap Fund                        2,494,804                 --                  --                 --
Mekros Fund                                44,752,531          1,835,951            (921,439)           914,512
Inverse Small-Cap Fund                     10,029,712                 --                  --                 --
U.S. Government Bond Fund                  61,241,202                 --            (728,211)          (728,211)
Juno Fund                                  53,262,743            478,625          (2,483,965)        (2,005,340)
Large-Cap Europe Fund                      25,594,660            643,716            (146,423)           497,293
Large-Cap Japan Fund                       52,475,841                 --                  --                 --
Long Dynamic Dow 30 Fund                   12,170,899            238,584            (190,897)            47,687
Inverse Dynamic Dow 30 Fund                 6,628,537                 --                  --                 --
Small-Cap Value Fund                       19,754,672            524,844            (317,378)           207,466
Mid-Cap Value Fund                         17,296,245                 --          (1,357,936)        (1,357,936)
Large-Cap Value Fund                       28,669,130            447,052            (431,776)            15,276
Small-Cap Growth Fund                      27,017,863            275,836            (457,351)          (181,515)
Mid-Cap Growth Fund                        60,330,662            827,310            (350,465)           476,845
Large-Cap Growth Fund                      25,622,775             39,652            (429,952)          (390,300)
Strengthening Dollar Fund                   1,487,010                 --                  --                 --
Weakening Dollar Fund                       2,766,506                 --                  --                 --
Core Equity Fund                            2,826,085             53,140             (53,840)              (700)
Sector Rotation Fund                       70,520,632          5,955,873            (544,758)         5,411,115
U.S. Government Money
   Market Fund                            184,163,561                 --                  --                 --
Banking Fund                               16,267,905            402,341             (80,654)           321,687
Basic Materials Fund                       29,620,054          2,734,211            (104,853)         2,629,358
Biotechnology Fund                         47,058,241          1,040,080            (292,197)           747,883
Commodities Fund                           29,325,176                 --                  --                 --
Consumer Products Fund                     24,821,585            542,574            (402,357)           140,217
Electronics Fund                           11,519,723                 --          (2,198,912)        (2,198,912)
Energy Fund                                76,654,902         21,844,663            (295,762)        21,548,901
Energy Services Fund                       79,055,617         18,816,381            (148,575)        18,667,806
Financial Services Fund                    41,322,449          1,489,199            (140,386)         1,348,813
Health Care Fund                           54,610,175          3,581,639            (672,775)         2,908,864
Internet Fund                              24,788,973          1,291,184            (147,465)         1,143,719
Leisure Fund                               15,007,533          1,369,831            (194,241)         1,175,590
Precious Metals Fund                       82,197,789          8,709,686             (95,251)         8,614,435
Real Estate Fund                           30,717,636          2,675,830             (15,654)         2,660,176
Retailing Fund                             18,299,617          2,136,273            (194,177)         1,942,096
Technology Fund                            20,588,136          1,041,876            (248,515)           793,361
Telecommunications Fund                    20,102,533          1,128,340            (161,655)           966,685
Transportation Fund                        30,682,888          5,213,206                  --          5,213,206
Utilities Fund                             44,876,071          3,427,562            (229,281)         3,198,281

POST-OCTOBER LOSSES DEFERRED

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2005, $289,271, $934,552, $469,964,
$507,879, $78,902, $113, and $889,317 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2006 for Inverse Mid-Cap Fund, Inverse Small-Cap Fund, Inverse Dynamic Dow 30 Fund, Mid-Cap Value Fund, Weakening Dollar Fund,Core Equity Fund, and Commodities Fund, respectively.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 205

--------------------------------------------------------------------------------

5. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trusts' custodian and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity.

The repurchase agreements executed by the joint account and outstanding as of December 31, 2005, were as follows:

COUNTERPARTY                          TERMS OF AGREEMENT       FACE VALUE     MARKET VALUE    MATURITY VALUE
------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                 3.40% due 01/03/06      $92,734,273     $ 92,734,273      $ 92,769,306
UBS Financial Services, Inc.          3.39% due 01/03/06       65,000,000       65,000,000        65,024,483
Morgan Stanley                        3.30% due 01/03/06       65,000,000       65,000,000        65,023,833
Citigroup, Inc.                       2.90% due 01/03/06       65,000,000       65,000,000        65,020,944
Credit Suisse First Boston            3.45% due 01/03/06       13,466,288       13,466,288        13,471,450
------------------------------------------------------------------------------------------------------------
                                                                              $301,200,561      $301,310,016
------------------------------------------------------------------------------------------------------------

As of December 31, 2005, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE            RANGE OF RATES         PAR VALUE         MARKET VALUE
------------------------------------------------------------------------------
U.S. Treasury Bonds     3.625% - 8.125%      $ 78,959,839         $105,939,494
U.S. Treasury Notes     3.000% - 6.000%        96,950,000           97,209,524
U.S. Treasury Bills     0.000% - 1.000%       105,355,000          104,091,570
------------------------------------------------------------------------------
                                                                  $307,240,588
------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.


206 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

6. SECURITIES TRANSACTIONS

During the period ended December 31, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                                                                                         INVERSE
                     NOVA          URSA              OTC        ARKTOS     TITAN 500   VELOCITY 100         MEDIUS       MID-CAP
                     FUND          FUND             FUND          FUND          FUND           FUND           FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
Purchases    $344,958,802          $ --     $289,220,966          $ --  $103,982,032   $ 95,572,594   $228,810,544          $ --
Sales        $347,420,140          $ --     $359,661,323          $ --  $104,639,145   $101,716,176   $216,578,597          $ --

                                INVERSE             U.S.                   LARGE-CAP      LARGE-CAP           LONG       INVERSE
                   MEKROS     SMALL-CAP       GOVERNMENT          JUNO        EUROPE          JAPAN        DYNAMIC       DYNAMIC
                     FUND          FUND        BOND FUND          FUND          FUND           FUND    DOW 30 FUND   DOW 30 FUND
--------------------------------------------------------------------------------------------------------------------------------
Purchases    $142,884,840          $ --     $480,783,979  $178,227,164   $77,812,803           $ --    $51,745,350          $ --
Sales        $171,865,446          $ --     $491,820,145  $190,339,163   $61,673,609           $ --    $48,580,957          $ --

                SMALL-CAP       MID-CAP        LARGE-CAP     SMALL-CAP       MID-CAP      LARGE-CAP  STRENGTHENING     WEAKENING
                    VALUE         VALUE            VALUE        GROWTH        GROWTH         GROWTH         DOLLAR        DOLLAR
                     FUND          FUND             FUND          FUND          FUND           FUND           FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
Purchases    $156,169,463  $362,115,245      $92,232,928  $146,027,771  $266,064,023   $144,974,392           $ --          $ --
Sales        $183,891,685  $369,880,466      $79,187,190  $151,975,684  $234,792,481   $142,227,801           $ --          $ --

                     CORE        SECTOR  U.S. GOVERNMENT                       BASIC                                    CONSUMER
                   EQUITY      ROTATION     MONEY MARKET       BANKING     MATERIALS  BIOTECHNOLOGY    COMMODITIES      PRODUCTS
                     FUND          FUND             FUND          FUND          FUND           FUND           FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
Purchases      $3,021,867  $125,680,340             $ --   $88,888,102  $131,894,181   $120,274,790           $ --  $106,296,303
Sales          $  221,077  $ 96,235,546             $ --   $94,952,655  $148,097,827   $ 92,574,105           $ --  $108,369,312

                                                  ENERGY     FINANCIAL        HEALTH                                    PRECIOUS
              ELECTRONICS        ENERGY         SERVICES      SERVICES          CARE       INTERNET        LEISURE        METALS
                     FUND          FUND             FUND          FUND          FUND           FUND           FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
Purchases    $104,498,452  $300,316,819     $215,032,332  $170,121,818  $164,232,222    $85,321,096   $113,611,780  $128,209,590
Sales        $106,863,671  $301,536,816     $182,752,736  $178,165,717  $148,117,210    $97,358,745   $149,048,073  $101,218,976

              REAL ESTATE         RETAILING       TECHNOLOGY          TELECOMMUNICATIONS       TRANSPORTATION          UTILITIES
                     FUND              FUND             FUND                        FUND                 FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------
Purchases    $260,741,663      $113,501,684      $95,776,009                 $67,299,826          $69,751,211       $177,292,030
Sales        $258,651,465      $117,026,743      $97,122,112                 $79,972,443          $84,635,358       $160,964,759


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 207

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                                                           PURCHASED THROUGH
                                      SHARES PURCHASED                   DIVIDEND REINVESTMENT
----------------------------------------------------------------------------------------------------
                                Period Ended       Period Ended      Period Ended       Period Ended
                                December 31,       December 31,      December 31,       December 31,
                                        2005               2004              2005               2004
----------------------------------------------------------------------------------------------------
Nova Fund                         64,604,877         90,616,423            42,893              5,509
Ursa Fund                         56,462,594         82,042,906                --                 --
OTC Fund                          33,524,705         63,676,586                --                 --
Arktos Fund                       18,896,892         44,660,602                --                 --
Titan 500 Fund                    10,753,404         15,611,147+          120,025            178,835+
Velocity 100 Fund                 17,391,189         24,569,991                --             98,519
Medius Fund                       13,570,582         12,074,008             3,878             90,131
Inverse Mid-Cap Fund               1,081,690            513,351*            1,374                 --*
Mekros Fund                       14,696,937         31,242,771            39,915             99,077
Inverse Small-Cap Fund             5,029,631          3,226,890*            5,152                 --*
U.S. Government Bond Fund         44,613,634         45,444,606           138,550            348,904
Juno Fund                         13,272,906         14,299,702                --             21,754
Large-Cap Europe Fund              7,313,983         10,082,773             8,833            277,971
Large-Cap Japan Fund               6,613,935         10,263,349                --                 --
Long Dynamic Dow 30 Fund           5,501,356          4,274,233*           29,625             18,209*
Inverse Dynamic Dow 30 Fund        1,601,436            563,094*            2,376              1,763*
Small-Cap Value Fund               5,500,180          6,233,134*           74,279             46,592*
Mid-Cap Value Fund                13,189,259          5,683,108*          257,189             38,010*
Large-Cap Value Fund               3,027,685          4,401,160*           24,288              5,999*
Small-Cap Growth Fund              5,097,826          7,927,790*           55,354             13,586*
Mid-Cap Growth Fund                9,052,414          4,476,551*               --                 --*
Large-Cap Growth Fund              5,395,902          4,453,786*           17,627              9,024*
Strengthening Dollar Fund            237,181**               --               330**               --
Weakening Dollar Fund                202,554**               --               299**               --
Core Equity Fund                     123,980**               --                --**               --
Sector Rotation Fund               5,090,045          4,500,722                --                 --
U.S. Government Money
   Market Fund                 1,184,745,323      1,972,975,071         4,700,832            599,199
Banking Fund                       1,714,190          3,683,273            80,293             22,451
Basic Materials Fund               3,008,679          6,449,206           155,895             31,848
Biotechnology Fund                 6,252,816         10,521,809                --                 --
Commodities Fund                   1,967,776**               --             4,016**               --
Consumer Products Fund             2,555,036          5,283,129            21,655             12,332
Electronics Fund                   8,616,616          9,292,973                --                 --
Energy Fund                        6,811,395          8,102,044           122,208                851
Energy Services Fund               8,970,738         10,663,226                --                 --
Financial Services Fund            2,613,714          4,944,363            73,463              2,047
Health Care Fund                   4,894,897          7,516,391                --             11,670
Internet Fund                      5,748,072         11,387,357            42,009                 --
Leisure Fund                       2,205,331          6,284,802            95,038              8,285
Precious Metals Fund              18,093,879         25,690,194                --                 --
Real Estate Fund                   7,550,283          7,575,845            11,971             14,517
Retailing Fund                     2,915,142          3,884,919            13,677             36,444
Technology Fund                    5,874,030          8,534,083                --             95,745
Telecommunications Fund            2,934,645          8,754,908            82,512                 --
Transportation Fund                1,910,651          4,554,584            23,240             11,895
Utilities Fund                     8,794,132          8,779,497            15,527             16,775

                                       SHARES REDEEMED              NET SHARES PURCHASED (REDEEMED)
----------------------------------------------------------------------------------------------------
                                Period Ended       Period Ended      Period Ended       Period Ended
                                December 31,       December 31,      December 31,       December 31,
                                        2005               2004              2005               2004
----------------------------------------------------------------------------------------------------
Nova Fund                        (64,999,976)       (86,199,014)         (352,206)         4,422,918
Ursa Fund                        (53,824,674)       (81,455,066)        2,637,920            587,840
OTC Fund                         (39,788,847)       (60,083,217)       (6,264,142)         3,593,369
Arktos Fund                      (19,110,033)       (44,969,096)         (213,141)          (308,494)
Titan 500 Fund                   (10,956,161)       (15,733,937)          (82,732)            56,045
Velocity 100 Fund                (17,906,423)       (24,044,387)         (515,234)           624,123
Medius Fund                      (13,165,084)       (11,624,803)          409,376            539,336
Inverse Mid-Cap Fund              (1,040,311)          (483,399)*          42,753             29,952*
Mekros Fund                      (16,953,930)       (32,129,037)       (2,217,078)          (787,189)
Inverse Small-Cap Fund            (4,844,305)        (3,125,460)*         190,478            101,430*
U.S. Government Bond Fund        (43,992,584)       (47,295,141)          759,600         (1,501,631)
Juno Fund                        (13,718,351)       (13,350,258)         (445,445)           971,198
Large-Cap Europe Fund             (8,665,112)        (9,610,609)       (1,342,296)           750,135
Large-Cap Japan Fund              (5,473,812)       (10,209,517)        1,140,123             53,832
Long Dynamic Dow 30 Fund          (5,374,208)        (3,889,949)*         156,773            402,493*
Inverse Dynamic Dow 30 Fund       (1,509,507)          (491,185)*          94,305             73,672*
Small-Cap Value Fund              (6,472,270)        (4,640,310)*        (897,811)         1,639,416*
Mid-Cap Value Fund               (13,427,165)        (5,001,795)*          19,283            719,323*
Large-Cap Value Fund              (2,574,743)        (4,004,572)*         477,230            402,587*
Small-Cap Growth Fund             (5,364,707)        (6,881,201)*        (211,527)         1,060,175*
Mid-Cap Growth Fund               (8,061,905)        (3,713,416)*         990,509            763,135*
Large-Cap Growth Fund             (5,313,354)        (3,685,764)*         100,175            777,046*
Strengthening Dollar Fund           (188,731)**              --            48,780**               --
Weakening Dollar Fund                (81,325)**              --           121,528**               --
Core Equity Fund                      (9,727)**              --           114,253**               --
Sector Rotation Fund              (2,700,404)        (4,057,096)        2,389,641            443,626
U.S. Government Money
   Market Fund                (1,171,759,619)    (2,038,389,174)       17,686,536        (64,814,904)
Banking Fund                      (1,907,482)        (3,628,353)         (112,999)            77,371
Basic Materials Fund              (3,562,294)        (6,676,726)         (397,720)          (195,672)
Biotechnology Fund                (4,905,156)       (10,837,968)        1,347,660           (316,159)
Commodities Fund                    (696,501)**              --         1,275,291**               --
Consumer Products Fund            (2,617,145)        (4,854,051)          (40,454)           441,410
Electronics Fund                  (8,942,833)       (10,013,806)         (326,217)          (720,833)
Energy Fund                       (6,843,617)        (7,482,312)           89,986            620,583
Energy Services Fund              (7,798,709)        (9,754,684)        1,172,029            908,542
Financial Services Fund           (2,908,326)        (4,058,517)         (221,149)           887,893
Health Care Fund                  (4,255,344)        (7,480,537)          639,553             47,524
Internet Fund                     (6,539,341)       (10,926,035)         (749,260)           461,322
Leisure Fund                      (3,702,841)        (5,697,860)       (1,402,472)           595,227
Precious Metals Fund             (15,600,147)       (26,062,658)        2,493,732           (372,464)
Real Estate Fund                  (7,548,697)        (7,285,153)           13,557            305,209
Retailing Fund                    (3,076,769)        (3,723,686)         (147,950)           197,677
Technology Fund                   (5,973,475)        (8,542,253)          (99,445)            87,575
Telecommunications Fund           (3,589,345)        (8,082,480)         (572,188)           672,428
Transportation Fund               (2,477,689)        (3,370,608)         (543,798)         1,195,871
Utilities Fund                    (7,980,979)        (8,430,853)          828,680            365,419

 * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004--INVERSE MID-CAP FUND, INVERSE SMALL-CAP FUND, LONG DYNAMIC DOW 30 FUND, INVERSE DYNAMIC DOW 30 FUND, SMALL-CAP VALUE FUND, MID-CAP VALUE FUND, LARGE-CAP VALUE FUND, SMALL-CAP GROWTH FUND, MID-CAP GROWTH FUND AND LARGE-CAP GROWTH FUND.

** SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005--STRENGTHENING DOLLAR FUND, WEAKENING DOLLAR FUND, AND COMMODITIES FUND; NOVEMBER 29, 2005--CORE EQUITY FUND.

 + VALUES HAVE BEEN RESTATED TO REFLECT A RECLASSIFICATION FROM SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT TO SHARES PURCHASED. THIS RECLASSIFICATION HAD NO EFFECT ON NET SHARES PURCHASED FOR THAT PERIOD.


208 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At December 31, 2005, the pooled cash collateral investments consisted of repurchase agreements (58.85%), commercial paper (23.13%), and fixed income securities (18.02%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities.

COLLATERAL TYPE                                            RATES                MATURITY
----------------------------------------------------------------------------------------------
Repurchase Agreements                                 4.250% - 4.350%           01/03/06
Commercial Paper                                      0.000% - 4.300%      01/03/06 - 04/11/06
Corporate Bonds, Notes, and Asset-Backed Securities   2.378% - 5.064%      01/20/06 - 12/12/25
Mutual Funds                                                N/A                    N/A

At December 31, 2005 the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                                  CASH                SECURITIES
FUND                                        COLLATERAL                    LOANED
--------------------------------------------------------------------------------

Nova Fund                                $  10,543,447             $  10,160,799
OTC Fund                                    18,877,210                18,165,893
Titan 500 Fund                               2,130,166                 2,048,141
Velocity 100 Fund                            7,258,246                 6,941,901
Medius Fund                                  7,735,014                 7,384,173
Mekros Fund                                  3,910,059                 3,703,008
Long Dynamic Dow 30 Fund                     1,061,994                 1,023,770
Small-Cap Value Fund                           896,615                   834,538
Mid-Cap Value Fund                           1,652,797                 1,578,069
Large-Cap Value Fund                         3,908,252                 3,742,862
Small-Cap Growth Fund                        2,637,451                 2,496,061
Mid-Cap Growth Fund                          7,752,932                 7,444,150
Large-Cap Growth Fund                        2,584,493                 2,491,862
Sector Rotation Fund                        13,177,339                12,722,793
Banking Fund                                 2,020,877                 1,941,626
Basic Materials Fund                         3,979,860                 3,836,940
Biotechnology Fund                          11,680,787                11,302,169
Consumer Products Fund                       2,842,566                 2,639,998
Electronics Fund                             1,000,210                   952,606
Energy Fund                                 14,834,598                14,437,653
Energy Services Fund                        18,270,117                17,786,576
Financial Services Fund                      5,885,773                 5,669,656
Health Care Fund                             5,834,092                 5,652,021
Internet Fund                                4,947,937                 4,741,448
Leisure Fund                                 2,203,343                 2,115,290
Precious Metals Fund                        22,216,360                20,596,453
Real Estate Fund                             4,290,906                 4,118,110
Retailing Fund                               2,705,034                 2,594,033
Technology Fund                              2,273,008                 2,147,964
Telecommunications Fund                      4,164,244                 3,882,374
Transportation Fund                          4,332,169                 4,190,680
Utilities Fund                               8,048,916                 7,726,561


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 209

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

9. COMMODITIES FUND SUPPLEMENTAL INFORMATION

As discussed in Note 2 above, the IRS issued a Revenue Ruling (the "Ruling") on December 16, 2005 that may cause certain income from commodity-linked swap agreements in which the Commodities Fund currently invests to not be considered qualifying income after June 30, 2006. The Ruling would limit the extent to which the Commodities Fund may invest in such instruments and certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Ruling has no immediate impact on the current operations of the Commodities Fund. Absent contrary tax guidance from the IRS, the Advisor believes it can continue to operate the Commodities Fund in a manner consistent with both the Ruling and the fund's current investment objective by using (i) alternative investments, and/or (ii) alternative structures within the fund. The Advisor believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures may negatively affect the fund's investment return.


210 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Titan 500 Fund, Velocity 100 Fund, Medius Fund, Inverse Mid-Cap Fund, Mekros Fund, Inverse Small-Cap Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Long Dynamic Dow 30 Fund, Inverse Dynamic Dow 30 Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Growth Fund, Strengthening Dollar Fund, Weakening Dollar Fund, Core Equity Fund, Sector Rotation Fund, U.S. Government Money Market Fund, Banking Fund, Basic Materials Fund, Biotechnology Fund, Commodities Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund, (forty-six of the funds of the Rydex Variable Trust, hereafter referred to as the "Funds") at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Baltimore, Maryland

February 27, 2006


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 211

OTHER INFORMATION
--------------------------------------------------------------------------------

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practice.

Of the ordinary income distributions paid during the year for Long Dynamic Dow 30 Fund, Mid-Cap Value Fund, Large-Cap Value Fund, and Large-Cap Growth Fund, 100%, 100%, 100%, and 0%, respectively, qualifies for the dividends received deduction for corporations.

The Funds' distributions to shareholders included:

                                                                                           LARGE-CAP
                                                      TITAN 500          MEDIUS               EURPOE
                                                           FUND            FUND                 FUND
----------------------------------------------------------------------------------------------------
From short-term capital gains:                     $  1,102,852      $       --          $   124,961
From long-term capital gains,
   subject to the 15% rate gains category:         $  1,043,681      $  113,494          $        --

                                                           LONG
                                                        DYNAMIC       SMALL CAP              MID-CAP
                                                         DOW 30           VALUE                VALUE
                                                           FUND            FUND                 FUND
----------------------------------------------------------------------------------------------------
From short-term capital gains:                     $    361,410      $1,700,056          $ 4,367,060
From long-term capital gains,
   subject to the 15% rate gains category:         $    227,465      $  269,455          $   585,595

                                                      LARGE-CAP       SMALL-CAP            LARGE-CAP
                                                          VALUE          GROWTH               GROWTH
                                                           FUND            FUND                 FUND
----------------------------------------------------------------------------------------------------
From short-term capital gains:                     $    505,823      $1,571,693          $   434,898
From long-term capital gains,
   subject to the 15% rate gains category:         $     52,333      $   52,519          $     7,518

                                                                          BASIC             CONSUMER
                                                        BANKING       MATERIALS             PRODUCTS
                                                           FUND            FUND                 FUND
----------------------------------------------------------------------------------------------------
From short-term capital gains:                     $  2,067,893      $3,904,936          $   258,865
From long-term capital gains,
   subject to the 15% rate gains category:         $     73,581      $   66,436          $   336,698

                                                                      FINANCIAL
                                                         ENERGY        SERVICES             INTERNET
                                                           FUND            FUND                 FUND
----------------------------------------------------------------------------------------------------
From short-term capital gains:                     $  4,625,641      $1,530,949          $   479,497
From long-term capital gains,
   subject to the 15% rate gains category:         $    151,920      $  304,631          $   106,533

                                                        LEISURE       RETAILING   TELECOMMUNICATIONS
                                                           FUND            FUND                 FUND
----------------------------------------------------------------------------------------------------
From short-term capital gains:                     $  1,799,873      $       --          $ 1,299,417
From long-term capital gains,
   subject to the 15% rate gains category:         $    302,370      $  373,393          $   260,890

                                                 TRANSPORTATION
                                                           FUND
---------------------------------------------------------------
From short-term capital gains:                     $    645,383
From long-term capital gains,
   subject to the 15% rate gains category:         $         --


212 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 213

OTHER INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


214 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                          LENGTH OF SERVICE
   NAME, POSITION AND                        AS TRUSTEE                      NUMBER OF
      YEAR OF BIRTH                         (YEAR BEGAN)                   FUNDS OVERSEEN
---------------------------   -----------------------------------------    --------------
CARL G. VERBONCOEUR*                 Rydex Series Funds - 2004                 114
Trustee, President (1952)            Rydex Variable Trust - 2004
                                     Rydex Dynamic Funds - 2004
                                       Rydex ETF Trust - 2004
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                              -----------------------------------------

MICHAEL P. BYRUM*                     Rydex Series Funds - 2005                 114
Trustee, Vice President and          Rydex Variable Trust - 2005
Secretary (1970)                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                          LENGTH OF SERVICE
   NAME, POSITION AND                        AS TRUSTEE                      NUMBER OF
     YEAR OF BIRTH                          (YEAR BEGAN)                   FUNDS OVERSEEN
---------------------------   -----------------------------------------    --------------
COREY A. COLEHOUR                     Rydex Series Funds - 1993                 114
Trustee (1945)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                              -----------------------------------------

J. KENNETH DALTON                     Rydex Series Funds - 1995                 114
Trustee (1941)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                              -----------------------------------------

JOHN O. DEMARET                       Rydex Series Funds - 1997                 114
Trustee (1940)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                              -----------------------------------------


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 215

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                          LENGTH OF SERVICE
   NAME, POSITION AND                        AS TRUSTEE                      NUMBER OF
      YEAR OF BIRTH                         (YEAR BEGAN)                   FUNDS OVERSEEN
-------------------------     -----------------------------------------    --------------
WERNER E. KELLER                      Rydex Series Funds - 2005                 114
Trustee (1940)                       Rydex Variable Trust - 2005
                                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                              -----------------------------------------

THOMAS F. LYDON, JR.                  Rydex Series Funds - 2005                 114
Trustee (1960)                       Rydex Variable Trust - 2005
                                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                              -----------------------------------------

PATRICK T. MCCARVILLE                 Rydex Series Funds - 1997                 114
Trustee (1942)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.
                              -----------------------------------------

ROGER SOMERS                          Rydex Series Funds - 1993                 114
Trustee (1944)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                          PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                             DURING PAST FIVE YEARS
-----------------------------------     -----------------------------------------------------------------
NICK BONOS*                             Vice President and Treasurer of Rydex Series Funds, Rydex
Vice President and Treasurer (1963)     Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex
                                        Capital Partners SPhinX Fund (2003 to present); Senior Vice
                                        President of Rydex Fund Services, Inc. (2003 to present); Vice
                                        President of Accounting of Rydex Fund Services, Inc. (2000 to
                                        2003)

JOANNA M. HAIGNEY*                      Chief Compliance Officer Rydex Series Funds, Rydex Variable
Chief Compliance Officer and            Trust, and Rydex Dynamic Funds (2004 to present); Assistant
Assistant Secretary (1967)              Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex
                                        Dynamic Funds (2000 to present); Assistant Secretary of Rydex
                                        ETF Trust (2002 to present); Secretary of Rydex Capital Partners
                                        SPhinX Fund, (2003 to present); Vice President of Compliance of
                                        Rydex Fund Services, Inc. (2000 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


216 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

This page intentionally left blank.

                   [LOGO] RYDEXINVESTMENTS
                   Essential for modern markets(TM)

                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
                   www.rydexinvestments.com
                   800.820.0888
                   RVA-2-1205x1206

                                                               DECEMBER 31, 2005
                                              RYDEX VARIABLE TRUST ANNUAL REPORT

                                                 ABSOLUTE RETURN STRATEGIES FUND
                                                              HEDGED EQUITY FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    3

PERFORMANCE REPORTS AND FUND PROFILES .....................................    5

SCHEDULES OF INVESTMENTS ..................................................    7

STATEMENTS OF ASSETS AND LIABILITIES ......................................   22

STATEMENTS OF OPERATIONS ..................................................   23

STATEMENTS OF CHANGES IN NET ASSETS .......................................   24

FINANCIAL HIGHLIGHTS ......................................................   25

NOTES TO FINANCIAL STATEMENTS .............................................   26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   32

OTHER INFORMATION .........................................................   33

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   36


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Many will remember 2005 as a year of unfulfilled promise. The underpinnings were in place for a robust year of stock market gains. Corporate earnings growth continued to set new records, and interest rates, inflation and unemployment remained low. Corporations had massive amounts of cash on hand to grow their businesses and bolster stock prices through buybacks and dividend hikes. The appetite for risk bounced back as well, judging by a near record volume of merger and acquisition activity.

In spite of the positive fundamentals, the major equity indices remained range-bound for much of the year with the bellwether S&P 500(R) Index trading within a narrow 135 point range of 1,137.50 to 1,272.74. Investors were hoping for a replay of 2004's year-end rally, but it was not to be, as a strong November rally was unable to overcome the prior month's sell-off. As a result, the Dow Jones Industrial Average(R) Index closed the year with fractional gains of 1.72%, while the S&P 500 Index and Nasdaq 100(R) Index ended the year with disappointing 4.91% and 1.90% gains, respectively.

For the first time in seven years, large-cap stocks outperformed small caps as the Russell 1000(R) Index gained 6.27% compared to 4.55% for the Russell 2000(R) Index. Mid-cap stocks outperformed both large and small-cap stocks as the Russell Midcap Index gained 11.0%. Although value stocks slightly outperformed their growth counterparts, it was a statistical dead heat between the two.

For equity investors, the real action in 2005 was in international stocks. The MSCI EAFE Index gained 10.9% in dollar terms. Attractive valuations in European stocks and what looked to be a sustainable economic recovery in Japan attracted investor interest. The double-digit returns in the developed markets paled in comparison to returns in emerging market stocks. The benchmark for emerging market stocks, the MSCI EM Index, returned a whopping 30.3% during the year. This volatile corner of the equity universe was driven by strong returns in Latin American and Middle Eastern markets, among others.

Stock prices were buffeted by strong crosscurrents throughout the year. Although long-term interest rates remained low, the specter of the Federal Reserve's "Fed" interest rate tightening campaign weighed heavily on the market. Despite the fact that job growth remained healthy and consumers used rising housing prices as an excuse to turn their houses into ATMs to the tune of approximately $800 billion, consumer confidence suffered its largest decline in 15 years in the wake of hurricane Katrina and $70 per barrel oil. Neither the subsequent strong rebound in consumer confidence as energy prices moderated, nor the four consecutive quarters of double-digit earnings growth was enough to kick stock prices higher.

The rise in short-term interest rates held stocks back in 2005. During the course of the year, the Fed increased interest rates eight times, bringing the closely watched Fed Funds Target Rate to 4.25%. It was widely assumed that long-term interest rates would follow suit--an expectation that held stocks in check. Long-term interest rates ended the year little changed. While the yield on the 30-year Treasury Bond fell nearly 30 basis points to 4.53%, the yield on the benchmark 10-year Treasury Note ended the year at 4.39%--only 18 basis points higher than its starting point. A combination of foreign buying, low inflation and demand from both public and private pensions for long maturity assets conspired to keep long-term rates low throughout the year.

By year-end, the potent combination of steadily rising short-term interest rates and static long-term rates gave rise to the dreaded inverted yield curve as the two-year Treasury Note yielded 4.40%, one basis point higher than the 10-year Note. Traditionally, an inverted yield curve portends an economic slowdown.

We base our 2006 outlook on two factors--the economy and interest rates. But if the threat of rising interest rates keeps the market range bound, we believe opportunities exist in three areas during 2006: energy, technology and health care. Although energy prices experienced a run-up of historic proportions in 2005, the sector still exhibits favorable supply/demand characteristics. There is too much demand and not enough supply--a situation that is likely to be in place for the foreseeable future. Technology's relatively low valuations and the possibility of an earnings-driven technology replacement cycle may provide opportunity for the technology sector. And lastly, the defensive nature of health care stocks will serve investors well should economic growth slow appreciably.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


2 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2005 and ending December 31, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 BEGINNING               ENDING          EXPENSES
                                              EXPENSE        ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING
                                                RATIO+       JUNE 30, 2005    DECEMBER 31, 2005            PERIOD*
------------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

ABSOLUTE RETURN STRATEGIES FUND**                1.45%           $1,000.00            $1,008.00             $7.30
HEDGED EQUITY FUND**                             1.96%            1,000.00             1,009.40              9.87

------------------------------------------------------------------------------------------------------------------

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

ABSOLUTE RETURN STRATEGIES FUND**                1.45%            1,000.00             1,017.71              7.36
HEDGED EQUITY FUND**                             1.96%            1,000.00             1,015.12              9.95

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE ADDITIONAL FEES CHARGED BY INSURANCE COMPANIES

**    SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.

+     ANNUALIZED


4 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Inception: November 29, 2005

Rydex Absolute Return Strategies Fund increased 0.80% since its inception on November 29, 2005. The Fund benefited from its exposure to commodities and 10-year Treasury bonds. The Fund's market neutral positions, such as value, momentum and size, also contributed to its positive return whereas the Fund's market neutral positions in growth stocks were a small drag to performance.

                          CUMULATIVE FUND PERFORMANCE:
                     NOVEMBER 29, 2005 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                   Absolute Return
 Date              Strategies Fund      S&P Hedge Fund Index
11/29/05               10,000                  10,000
11/30/05                9,996                   9,967
12/01/05               10,044                   9,998
12/02/05               10,056                  10,021
12/03/05               10,056                  10,021
12/04/05               10,056                  10,021
12/05/05               10,056                  10,032
12/06/05               10,056                  10,024
12/07/05               10,036                  10,031
12/08/05               10,072                  10,010
12/09/05               10,072                  10,018
12/10/05               10,072                  10,018
12/11/05               10,072                  10,018
12/12/05               10,100                  10,030
12/13/05               10,112                  10,023
12/14/05               10,132                   9,999
12/15/05               10,112                  10,000
12/16/05               10,104                   9,995
12/17/05               10,104                   9,995
12/18/05               10,104                   9,995
12/19/05               10,060                   9,980
12/20/05               10,056                   9,990
12/21/05               10,084                  10,005
12/22/05               10,108                  10,010
12/23/05               10,120                  10,013
12/24/05               10,120                  10,013
12/25/05               10,120                  10,013
12/26/05               10,120                  10,013
12/27/05               10,076                   9,992
12/28/05               10,100                  10,001
12/29/05               10,092                  10,022
12/30/05               10,080                   9,993
12/31/05               10,080                   9,993


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------

                                                                        SINCE
                                                                      INCEPTION
                                                                      (11/29/05)
--------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND                                          0.80%
S&P HEDGE FUND INDEX                                                    -0.07%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P HEDGE FUND INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                        Absolute                Absolute
                                   Return Strategies         Return Strategies
                                  Fund Long Holdings        Fund Short Holdings
Consumer Discretionary                   4.2%                      -2.9%
Consumer Staples                         3.3%                      -2.6%
Energy                                   4.0%                      -2.6%
Financials                               8.1%                      -6.3%
Health Care                              6.3%                      -4.1%
Industrials                              6.3%                      -3.1%
Information Technology                   7.2%                      -0.8%
Materials                                1.6%                      -1.1%
Telecommunication Services               1.4%                      -2.3%
Utilities                                1.3%                      -1.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                   1.1%
Valero Energy Corp.                                                         1.0%
Northrop Grumman Corp.                                                      1.0%
Williams Cos., Inc.                                                         0.9%
Yahoo!, Inc.                                                                0.9%
Archer-Daniels-Midland Co.                                                  0.7%
Aetna, Inc.                                                                 0.7%
Norfolk Southern Corp.                                                      0.7%
Costco Wholesale Corp.                                                      0.7%
Guidant Corp.                                                               0.7%
--------------------------------------------------------------------------------
Top Ten Total                                                               8.4%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative investments.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 5

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

HEDGED EQUITY FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Inception: November 29, 2005

Rydex Hedged Equity Fund rose 0.94% since its November 29, 2005 inception date. The Fund benefited from its exposure to equities. Its market neutral positions all contributed to the Fund's positive return since inception. The Fund has various market neutral positions that are long and short equities and are designed to capture the value, momentum, size and growth premiums that exist in the financial markets.

                          CUMULATIVE FUND PERFORMANCE:
                      NOVEMBER 29, 2005 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

  Date             Hedged Equity Fund           S&P Equity Long/Short Index
11/29/05                  10,000                          10,000
11/30/05                   9,980                          10,023
12/01/05                  10,092                          10,111
12/02/05                  10,084                          10,116
12/03/05                  10,084                          10,116
12/04/05                  10,084                          10,116
12/05/05                  10,080                          10,089
12/06/05                  10,092                          10,101
12/07/05                  10,064                          10,080
12/08/05                  10,080                          10,101
12/09/05                  10,092                          10,113
12/10/05                  10,092                          10,113
12/11/05                  10,092                          10,113
12/12/05                  10,100                          10,134
12/13/05                  10,112                          10,130
12/14/05                  10,132                          10,148
12/15/05                  10,124                          10,146
12/16/05                  10,104                          10,133
12/17/05                  10,104                          10,133
12/18/05                  10,104                          10,133
12/19/05                  10,044                          10,078
12/20/05                  10,064                          10,093
12/21/05                  10,120                          10,121
12/22/05                  10,158                          10,152
12/23/05                  10,174                          10,166
12/24/05                  10,174                          10,166
12/25/05                  10,174                          10,166
12/26/05                  10,174                          10,166
12/27/05                  10,106                          10,102
12/28/05                  10,142                          10,120
12/29/05                  10,122                          10,119
12/30/05                  10,094                          10,109
12/31/05                  10,094                          10,109

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------

                                                                        SINCE
                                                                      INCEPTION
                                                                      (11/29/05)
--------------------------------------------------------------------------------
HEDGED EQUITY FUND                                                       0.94%
S&P EQUITY LONG/SHORT INDEX                                              1.09%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P EQUITY LONG/SHORT INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                  Hedged Equity Fund      Hedged Equity Fund
                                     Long Holdings          Short Holdings

Other                                   3.5%                       0.0%
Consumer Discretionary                  5.1%                     -10.7%
Consumer Staples                        6.7%                      -9.7%
Energy                                  8.3%                      -9.8%
Financials                             11.0%                     -19.7%
Health Care                            10.3%                     -13.6%
Industrials                            14.1%                     -12.1%
Information Technology                  9.3%                      -2.2%
Materials                               3.4%                      -3.6%
Telecommunication Services              1.6%                      -7.8%
Utilities                               1.9%                      -3.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                   2.0%
Northrop Grumman Corp.                                                      2.0%
Valero Energy Corp.                                                         1.8%
Williams Cos., Inc.                                                         1.7%
Pfizer, Inc.                                                                1.6%
Archer-Daniels-Midland Co.                                                  1.5%
Yahoo!, Inc.                                                                1.4%
Google, Inc. -- Class A                                                     1.3%
Norfolk Southern Corp.                                                      1.3%
Aetna, Inc.                                                                 1.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              15.9%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative investments.


6 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 43.8%

FINANCIALS 8.1%
  INSURANCE 2.3%
  Prudential Financial, Inc.                                299      $    21,884
  AFLAC, Inc.                                               299           13,879
  Chubb Corp.                                                80            7,812
  XL Capital Ltd.                                           110            7,412
  ACE Ltd.                                                  120            6,413
  Loews Corp.                                                60            5,691
  UICI                                                      160            5,681
  MBIA, Inc.                                                 60            3,610
  SAFECO Corp.                                               50            2,825
                                                                     -----------
TOTAL INSURANCE                                                           75,207
                                                                     -----------
  CAPITAL MARKETS 2.1%
  Goldman Sachs Group, Inc.                                 289           36,908
  Franklin Resources, Inc.                                  100            9,401
  E*Trade Financial Corp.*                                  330            6,884
  Credit Suisse Group -- SP ADR                              40            2,038
  Merrill Lynch & Co., Inc.                                  30            2,032
  Deutsche Bank AG                                           20            1,937
  UBS AG                                                     20            1,903
  Morgan Stanley                                             30            1,702
  Nomura Holdings, Inc. -- SP ADR                            80            1,538
  Lehman Brothers Holdings, Inc.                             10            1,282
  Bank of New York Co., Inc.                                 40            1,274
  Legg Mason, Inc.                                           10            1,197
  Bear Stearns Cos., Inc.                                    10            1,155
  State Street Corp.                                         20            1,109
  Mellon Financial Corp.                                     30            1,027
                                                                     -----------
TOTAL CAPITAL MARKETS                                                     71,387
                                                                     -----------
  REAL ESTATE 1.3%
  Criimi MAE, Inc.*                                         290            5,742
  AMLI Residential Properties Trust                         150            5,708
  Prentiss Properties Trust                                 140            5,695
  Shurgard Storage Centers, Inc. --
     Class A                                                100            5,671
  CenterPoint Properties Trust                              100            4,948
  Arden Realty, Inc.                                        110            4,931
  Town & Country Trust                                      140            4,734
  Plum Creek Timber Co., Inc.
     (REIT)                                                 110            3,966
  Archstone-Smith Trust                                      60            2,513
                                                                     -----------
TOTAL REAL ESTATE                                                         43,908
                                                                     -----------
  BANKS 1.1%
  National City Corp.                                       270            9,064
  Westcorp                                                   90            5,995
  Central Coast Bancorp*                                    230            5,690
  Unizan Financial Corp.                                    210            5,578
  Hudson United Bancorp                                     130            5,418
  Main Street Banks, Inc.                                   170            4,629
                                                                     -----------
TOTAL BANKS                                                               36,374
                                                                     -----------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  THRIFTS & MORTGAGE FINANCE 0.7%
  Fannie Mae                                                359      $    17,523
  Independence Community Bank
     Corp                                                   140            5,562
                                                                     -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                          23,085
                                                                     -----------
  CONSUMER FINANCE 0.5%
  MBNA Corp.                                                210            5,701
  WFS Financial, Inc.*                                       70            5,331
  Collegiate Funding Services LLC*                          240            4,740
                                                                     -----------
TOTAL CONSUMER FINANCE                                                    15,772
                                                                     -----------
  DIVERSIFIED FINANCIALS 0.1%
  CIT Group, Inc.                                            90            4,660
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                               4,660
                                                                     -----------
TOTAL FINANCIALS                                                         270,393
                                                                     -----------
INFORMATION TECHNOLOGY 7.2%
  INTERNET SOFTWARE & SERVICES 2.1%
  Yahoo!, Inc.*                                             749           29,346
  Google, Inc. -- Class A*                                   40           16,594
  VeriSign, Inc.*                                           150            3,288
  Akamai Technologies, Inc.*                                120            2,392
  aQuantive, Inc.*                                           80            2,019
  Websense, Inc.*                                            30            1,969
  CNET Networks, Inc.*                                      130            1,910
  ValueClick, Inc.*                                         100            1,811
  Netease.com, Inc. -- SP ADR*                               30            1,685
  EarthLink, Inc.*                                          150            1,666
  Digitas, Inc.*                                            130            1,628
  Openwave Systems, Inc.*                                    90            1,572
  Sina Corp.*                                                60            1,450
  Digital River, Inc.*                                       40            1,190
  WebEx Communications, Inc.*                                50            1,081
                                                                     -----------
TOTAL INTERNET SOFTWARE & SERVICES                                        69,601
                                                                     -----------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.4%
  Broadcom Corp. -- Class A*                                300           14,145
  Texas Instruments, Inc.                                   350           11,225
  Advanced Micro Devices, Inc.*                             269            8,231
  Micron Technology, Inc.*                                  419            5,577
  Freescale Semiconductor, Inc. --
     Class B*                                               160            4,027
  Novellus Systems, Inc.*                                   100            2,412
  Teradyne, Inc.*                                           140            2,040
  LSI Logic Corp.*                                           80              640
                                                                     -----------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                                               48,297
                                                                     -----------
  SOFTWARE 1.4%
  Captiva Software Corp.*                                   260            5,785
  CCC Information Services Group*                           220            5,768
  Intellisync Corp.*                                      1,109            5,722
  Geac Computer Corp. Ltd.*                                 520            5,668
  Serena Software, Inc.*                                    240            5,626
  Cyberguard Corp.*                                         620            5,475
  Micromuse, Inc.*                                          490            4,846
  Jamdat Mobile, Inc.*                                      180            4,784

See Notes to Financial Statements.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  Parametric Technology Corp.*                              190      $     1,159
  Compuware Corp.*                                           80              718
                                                                     -----------
TOTAL SOFTWARE                                                            45,551
                                                                     -----------
  COMMUNICATIONS EQUIPMENT 0.9%
  Corning, Inc.*                                            829           16,298
  Enterasys Networks, Inc.*                                 430            5,710
  Scientific-Atlanta, Inc.                                  130            5,599
  Dycom Industries, Inc.*                                    80            1,760
                                                                     -----------
TOTAL COMMUNICATIONS EQUIPMENT                                            29,367
                                                                     -----------
  COMPUTERS & PERIPHERALS 0.7%
  Apple Computer, Inc.*                                     289           20,776
  Maxtor Corp.*                                             690            4,789
                                                                     -----------
TOTAL COMPUTERS & PERIPHERALS                                             25,565
                                                                     -----------
  IT CONSULTING & SERVICES 0.6%
  iPayment Holdings, Inc.*                                  140            5,813
  Acxiom Corp.                                              250            5,750
  Anteon International Corp.*                                90            4,891
  Computer Sciences Corp.*                                   30            1,519
  Affiliated Computer Services,
     Inc. -- Class A*                                        20            1,184
  Sabre Holdings Corp.                                       20              482
  Convergys Corp.*                                           20              317
                                                                     -----------
TOTAL IT CONSULTING & SERVICES                                            19,956
                                                                     -----------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*                                              160            2,344
                                                                     -----------
TOTAL OFFICE ELECTRONICS                                                   2,344
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                             240,681
                                                                     -----------
HEALTH CARE 6.3%
  HEALTH CARE PROVIDERS & SERVICES 2.8%
  Aetna, Inc.                                               240           22,634
  CIGNA Corp.                                                70            7,819
  McKesson Corp.                                            120            6,191
  Medco Health Solutions, Inc.*                             110            6,138
  NDCHealth Corp.*                                          300            5,769
  IDX Systems Corp.*                                        130            5,710
  Renal Care Group, Inc.*                                   120            5,677
  Specialty Laboratories, Inc.*                             430            5,611
  Beverly Enterprises, Inc.*                                480            5,602
  HCA, Inc.                                                  80            4,040
  AmerisourceBergen Corp.                                    80            3,312
  WellPoint, Inc.*                                           36            2,899
  Humana, Inc.*                                              50            2,716
  Cardinal Health, Inc.                                      30            2,062
  Caremark Rx, Inc.*                                         30            1,554
  Health Management Associates,
     Inc. -- Class A                                         60            1,318
  Coventry Health Care, Inc.*                                20            1,139
  Laboratory Corporation of
     America Holdings*                                       20            1,077
  Patterson Cos., Inc.*                                      20              668
  Manor Care, Inc.                                           10              398
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                    92,334
                                                                     -----------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
  Guidant Corp.                                             339      $    21,950
  Boston Scientific Corp.*                                  529           12,955
  Micro Therapeutics, Inc.*                                 940            6,514
  Fisher Scientific International, Inc.*                     90            5,568
  Animas Corp.*                                             200            4,830
  Waters Corp.*                                              90            3,402
  PerkinElmer, Inc.                                         100            2,356
                                                                     -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    57,575
                                                                     -----------
  BIOTECHNOLOGY 0.9%
  Gilead Sciences, Inc.*                                    210           11,052
  Abgenix, Inc.*                                            220            4,732
  Amgen, Inc.*                                               50            3,943
  Genentech, Inc.*                                           40            3,700
  Genzyme Corp.*                                             20            1,416
  Celgene Corp.*                                             20            1,296
  Protein Design Labs, Inc.*                                 30              853
  Charles River Laboratories
     International, Inc.*                                    20              847
  Amylin Pharmaceuticals, Inc.*                              20              798
  Applera Corp. - Applied
     Biosystems Group                                        30              797
  ImClone Systems, Inc.*                                     20              685
  Invitrogen Corp.*                                          10              666
  Affymetrix, Inc.*                                          10              478
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                       31,263
                                                                     -----------
  PHARMACEUTICALS 0.9%
  Pfizer, Inc.                                              869           20,265
  Merck & Co., Inc.                                         260            8,271
                                                                     -----------
TOTAL PHARMACEUTICALS                                                     28,536
                                                                     -----------
TOTAL HEALTH CARE                                                        209,708
                                                                     -----------
INDUSTRIALS 6.2%
  ROAD & RAIL 1.4%
  Norfolk Southern Corp.                                    499           22,370
  Burlington Northern Santa Fe
     Corp                                                   120            8,498
  Canadian National Railway Co.                              40            3,200
  CSX Corp.                                                  40            2,031
  Canadian Pacific Railway Ltd.                              40            1,678
  J.B. Hunt Transport Services, Inc.                         50            1,132
  CNF, Inc.                                                  20            1,118
  Kansas City Southern*                                      40              977
  Knight Transportation, Inc.                                45              933
  Laidlaw International, Inc.                                40              929
  Yellow Roadway Corp.*                                      20              892
  Florida East Coast Industries, Inc.                        20              847
  Landstar System, Inc.                                      20              835
  Heartland Express, Inc.                                    30              609
                                                                     -----------
TOTAL ROAD & RAIL                                                         46,049
                                                                     -----------
  MACHINERY 1.1%
  Ingersoll-Rand Co. -- Class A                             369           14,897
  Cummins, Inc.                                              70            6,281
  Titan International, Inc.                                 330            5,692

                                              See Notes to Financial Statements.


8 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  Lancer Corp./TX*                                          260      $     5,681
  Parker Hannifin Corp.                                      50            3,298
                                                                     -----------
TOTAL MACHINERY                                                           35,849
                                                                     -----------
  AEROSPACE & DEFENSE 1.0%
  Northrop Grumman Corp.                                    539           32,399
  Goodrich Corp.                                             20              822
                                                                     -----------
TOTAL AEROSPACE & DEFENSE                                                 33,221
                                                                     -----------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Cendant Corp.                                             440            7,590
  Waste Management, Inc.                                    240            7,284
  Monster Worldwide, Inc.*                                  130            5,307
  Robert Half International, Inc.                           130            4,926
                                                                     -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                      25,107
                                                                     -----------
  CONSTRUCTION & ENGINEERING 0.7%
  Fluor Corp.                                                50            3,863
  Jacobs Engineering Group, Inc.*                            40            2,715
  McDermott International, Inc.*                             50            2,230
  Shaw Group, Inc.*                                          70            2,036
  URS Corp.*                                                 50            1,881
  Foster Wheeler, Ltd.*                                      50            1,839
  Chicago Bridge & Iron NV Co.                               70            1,765
  Washington Group International,
     Inc.*                                                   30            1,589
  Quanta Services, Inc.*                                    120            1,580
  Granite Construction, Inc.                                 40            1,436
  EMCOR Group, Inc.*                                         20            1,351
  Insituform Technologies, Inc. --
     Class A*                                                40              775
                                                                     -----------
TOTAL CONSTRUCTION & ENGINEERING                                          23,060
                                                                     -----------
  TRADING COMPANIES & DISTRIBUTORS 0.7%
  W.W. Grainger, Inc.                                        50            3,555
  Fastenal Co.                                               90            3,527
  MSC Industrial Direct Co. --
     Class A                                                 60            2,413
  Hughes Supply, Inc.                                        60            2,151
  WESCO International, Inc.*                                 50            2,137
  United Rentals, Inc.*                                      90            2,105
  GATX Corp.                                                 50            1,804
  Watsco, Inc.                                               30            1,794
  Applied Industrial Technologies,
     Inc.                                                    50            1,685
  Beacon Roofing Supply, Inc.*                               40            1,149
                                                                     -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    22,320
                                                                     -----------
  AIRLINES 0.6%
  Ryanair Holdings PLC -- SP ADR*                            70            3,919
  Gol Linhas Aereas Inteligentes
     SA -- SP ADR                                           110            3,103
  AMR Corp.*                                                110            2,445
  JetBlue Airways Corp.*                                    135            2,076
  Lan Airlines SA-SP ADR                                     50            1,874
  Continental Airlines, Inc. --
     Class B*                                                80            1,704

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  AirTran Holdings, Inc.                                     90      $     1,443
  SkyWest, Inc.                                              50            1,343
  Alaska Air Group, Inc.*                                    30            1,072
                                                                     -----------
TOTAL AIRLINES                                                            18,979
                                                                     -----------
  ELECTRICAL EQUIPMENT 0.0%
  American Power Conversion Corp.                            40              880
                                                                     -----------
TOTAL ELECTRICAL EQUIPMENT                                                   880
                                                                     -----------
  AIR FREIGHT & COURIERS 0.0%
  Ryder System, Inc.                                         20              821
                                                                     -----------
TOTAL AIR FREIGHT & COURIERS                                                 821
                                                                     -----------
TOTAL INDUSTRIALS                                                        206,286
                                                                     -----------
CONSUMER DISCRETIONARY 4.2%
  MEDIA 1.4%
  Comcast Corp. -- Class A*                                 709           18,406
  The Walt Disney Co.                                       659           15,796
  Dex Media, Inc.                                           210            5,689
  Liberty Corp.                                             120            5,617
                                                                     -----------
TOTAL MEDIA                                                               45,508
                                                                     -----------
  HOTELS, RESTAURANTS & LEISURE 0.7%
  La Quinta Corp.*                                          520            5,793
  MTR Gaming Group, Inc.*                                   470            4,893
  Dave & Buster's, Inc.*                                    270            4,755
  Marriott International, Inc. --
     Class A                                                 70            4,688
  Harrah's Entertainment, Inc.                               40            2,851
  Hilton Hotels Corp.                                        30              723
                                                                     -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                       23,703
                                                                     -----------
  TEXTILES & APPAREL 0.5%
  Reebok International Ltd.                                 130            7,570
  Tommy Hilfiger Corp.*                                     300            4,872
  VF Corp.                                                   30            1,660
  Jones Apparel Group, Inc.                                  40            1,229
                                                                     -----------
TOTAL TEXTILES & APPAREL                                                  15,331
                                                                     -----------
  SPECIALTY RETAIL 0.4%
  Linens `N Things, Inc.*                                   220            5,852
  Goody's Family Clothing, Inc.                             610            5,850
  Office Depot, Inc.*                                        60            1,884
  Circuit City Stores, Inc.                                  60            1,355
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                    14,941
                                                                     -----------
  MULTILINE RETAIL 0.4%
  Federated Department Stores,
     Inc.                                                    90            5,970
  J.C. Penney Holding Co., Inc.                              50            2,780
  Sears Holdings Corp.*                                      20            2,310
  Dillard's, Inc. -- Class A                                 50            1,241
  Family Dollar Stores, Inc.                                 30              744
                                                                     -----------
TOTAL MULTILINE RETAIL                                                    13,045
                                                                     -----------
  INTERNET & CATALOG RETAIL 0.3%
  J. Jill Group, Inc.*                                      300            5,709
  Provide Commerce, Inc.*                                   140            4,635
                                                                     -----------
TOTAL INTERNET & CATALOG RETAIL                                           10,344
                                                                     -----------

See Notes to Financial Statements.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  AUTOMOBILES 0.2%
  General Motors Corp.                                      170      $     3,302
  Ford Motor Co.                                            389            3,003
                                                                     -----------
TOTAL AUTOMOBILES                                                          6,305
                                                                     -----------
  HOUSEHOLD DURABLES 0.2%
  Pulte Homes, Inc.                                         130            5,117
                                                                     -----------
TOTAL HOUSEHOLD DURABLES                                                   5,117
                                                                     -----------
  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.                                     60            4,375
  Goodyear Tire & Rubber Co.*                                30              521
  Delphi Corp.                                              180               52
                                                                     -----------
TOTAL AUTO COMPONENTS                                                      4,948
                                                                     -----------
  LEISURE EQUIPMENT & PRODUCTS 0.0%
  Brunswick Corp.                                            30            1,220
                                                                     -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                         1,220
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                             140,462
                                                                     -----------
ENERGY 4.0%
  OIL & GAS 3.2%
  Valero Energy Corp.                                       659           34,005
  Williams Cos., Inc.                                     1,299           30,098
  ConocoPhillips                                            180           10,473
  Vintage Petroleum, Inc.                                   110            5,866
  General Maritime Corp.                                    120            4,445
  Exxon Mobil Corp.                                          50            2,809
  Amerada Hess Corp.                                         20            2,536
  Royal Dutch Shell PLC -- SP ADR                            40            2,460
  BP PLC -- SP ADR                                           30            1,927
  Kerr-McGee Corp.                                           20            1,817
  PetroChina Co. Ltd. -- SP ADR                              20            1,639
  Petroleo Brasiliero SA -- Petrobras                        20            1,425
  ENI-Ente Nazionale Idrocarburi --
     SP ADR                                                  10            1,395
  Total SA -- SP ADR                                         10            1,264
  Chevron Corp.                                              20            1,135
  Imperial Oil Ltd.                                          10              996
  China Petroleum & Chemical
     Corp. -- SP ADR                                         20              992
  EnCana Corp.                                               20              903
  Repsol YPF SA -- SP ADR                                    30              882
  Statoil ASA -- SP ADR                                      20              459
                                                                     -----------
TOTAL OIL & GAS                                                          107,526
                                                                     -----------
  ENERGY EQUIPMENT & SERVICES 0.8%
  Rowan Cos., Inc.                                          140            4,990
  Schlumberger Ltd.                                          30            2,914
  Transocean, Inc.*                                          30            2,091
  Baker Hughes, Inc.                                         30            1,823
  Weatherford International Ltd.*                            50            1,810
  Nabors Industries Ltd.*                                    20            1,515
  BJ Services Co.                                            40            1,467
  GlobalSantaFe Corp.                                        30            1,444
  Noble Corp.                                                20            1,411
  Diamond Offshore Drilling, Inc.                            20            1,391
  Tenaris SA -- SP ADR                                       10            1,145

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  Smith International, Inc.                                  30      $     1,113
  Patterson-UTI Energy, Inc.                                 30              989
  Precision Drilling Trust                                   30              987
  ENSCO International, Inc.                                  20              887
                                                                     -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                         25,977
                                                                     -----------
TOTAL ENERGY                                                             133,503
                                                                     -----------
CONSUMER STAPLES 3.3%
  FOOD PRODUCTS 1.4%
  Archer-Daniels-Midland Co.                                999           24,635
  Hershey Co.                                               230           12,708
  General Mills, Inc.                                       190            9,371
                                                                     -----------
TOTAL FOOD PRODUCTS                                                       46,714
                                                                     -----------
  FOOD & DRUG RETAILING 1.1%
  Costco Wholesale Corp.                                    449           22,212
  Safeway, Inc.                                             419            9,914
  Supervalu, Inc.                                            80            2,598
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                               34,724
                                                                     -----------
  TOBACCO 0.8%
  Altria Group, Inc.                                        180           13,450
  Reynolds American, Inc.                                    70            6,673
  UST, Inc.                                                 150            6,124
                                                                     -----------
TOTAL TOBACCO                                                             26,247
                                                                     -----------
  BEVERAGES 0.0%
  Molson Coors Brewing Co. --
     Class B                                                 20            1,340
                                                                     -----------
TOTAL BEVERAGES                                                            1,340
                                                                     -----------
TOTAL CONSUMER STAPLES                                                   109,025
                                                                     -----------
MATERIALS 1.6%
  METALS & MINING 1.3%
  Phelps Dodge Corp.                                         60            8,632
  Roanoke Electric Steel Corp.                              240            5,664
  Nucor Corp.                                                80            5,338
  United States Steel Corp.                                  90            4,326
  BHP Billiton Ltd. -- SP ADR                                90            3,008
  Anglo American PLC -- ADR                                  60            2,087
  Companhia Vale do Rio Doce --
     SP ADR                                                  50            2,057
  Rio Tinto PLC -- SP ADR                                    10            1,828
  Newmont Mining Corp.                                       30            1,602
  Alcoa, Inc.                                                50            1,478
  Mittal Steel NV Co. -- Class A                             50            1,316
  Alcan, Inc.                                                30            1,229
  Barrick Gold Corp.                                         40            1,115
  POSCO -- SP ADR                                            20              990
  AngloGold Ashanti Ltd. --
     SP ADR                                                  20              987
  Falconbridge Ltd.                                          30              889
                                                                     -----------
TOTAL METALS & MINING                                                     42,546
                                                                     -----------
  PAPER & FOREST PRODUCTS 0.2%
  Weyerhaeuser Co.                                           60            3,980
  MeadWestvaco Corp.                                        100            2,803
  Louisiana-Pacific Corp.                                    30              824
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS                                              7,607
                                                                     -----------

                                              See Notes to Financial Statements.


10 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.                                       40      $     2,710
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                               2,710
                                                                     -----------
TOTAL MATERIALS                                                           52,863
                                                                     -----------
TELECOMMUNICATION SERVICES 1.6%
DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
  BellSouth Corp.                                           310            8,401
  Telewest Global, Inc.*                                    250            5,955
  PanAmSat Holding Corp.                                    230            5,635
  New Skies Satellites Holdings Ltd.                        220            4,789
  AT&T, Inc.                                                150            3,674
  Verizon Communications, Inc.                              120            3,614
  CenturyTel, Inc.                                           20              663
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              32,731
                                                                     -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  Alltel Corp.                                              130            8,203
  Alamosa Holdings, Inc.*                                   310            5,769
  Nextel Partners, Inc. -- Class A*                         170            4,750
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 18,722
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                          51,453
                                                                     -----------
UTILITIES 1.3%
  MULTI-UTILITIES 0.7%
  Constellation Energy Group, Inc.                          130            7,488
  Public Service Enterprise Group,
     Inc.                                                    90            5,847
  NorthWestern Corp.                                        180            5,593
  PG&E Corp.                                                 60            2,227
  Duke Energy Corp.                                          40            1,098
  NiSource, Inc.                                             50            1,043
                                                                     -----------
TOTAL MULTI-UTILITIES                                                     23,296
                                                                     -----------
  ELECTRIC UTILITIES 0.6%
  Cinergy Corp.                                             140            5,945
  Exelon Corp.                                               80            4,251
  Entergy Corp.                                              40            2,746
  American Electric Power Co., Inc.                          70            2,596
  Allegheny Energy, Inc.*                                    70            2,216
  Pinnacle West Capital Corp.                                20              827
                                                                     -----------
TOTAL ELECTRIC UTILITIES                                                  18,581
                                                                     -----------
TOTAL UTILITIES                                                           41,877
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $1,460,455)                                                    1,456,251
                                                                     -----------

                                                         CONTRACTS
                                                         ---------
OPTIONS PURCHASED 0.0%
Put Options on:
January 2006 S&P 500 Index
  Futures Contracts
  Expiring January 2006 with
  strike price of 1160                                        1              125
                                                                     -----------
TOTAL OPTIONS PURCHASED
  (Cost $204)                                                                125
                                                                     -----------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 54.3%
Repurchase Agreement (Note 6)
  3.40% due 01/03/06                                  $441,076      $   441,076
  3.39% due 01/03/06                                   454,010          454,010
  3.30% due 01/03/06                                   454,010          454,010
  2.90% due 01/03/06                                   454,010          454,010
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,803,106)                                                   1,803,106
                                                                    -----------
TOTAL LONG SECURITIES 98.1%
  (Cost $3,263,765)                                                   3,259,482
                                                                    -----------

                                                       SHARES
                                                       ------
COMMON STOCKS SOLD SHORT (26.7)%

INFORMATION TECHNOLOGY (0.8)%
  IT CONSULTING & SERVICES 0.0%
  Unisys Corp.*                                             40             (233)
                                                                    -----------
TOTAL IT CONSULTING & SERVICES                                             (233)
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0%
  Symbol Technologies, Inc.                                 30             (385)
                                                                    -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                   (385)
                                                                    -----------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.0%
  Nvidia Corp.*                                             20             (731)
                                                                    -----------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                                                (731)
                                                                    -----------
  COMPUTERS & PERIPHERALS (0.2)%
  NCR Corp.*                                                20             (679)
  Seagate Technology*                                      240           (4,797)
                                                                    -----------
TOTAL COMPUTERS & PERIPHERALS                                            (5,476)
                                                                    -----------
  COMMUNICATIONS EQUIPMENT (0.2)%
  Comverse Technology, Inc.*                                70           (1,861)
  ADC Telecommunications, Inc.*                            260           (5,809)
                                                                    -----------
TOTAL COMMUNICATIONS EQUIPMENT                                           (7,670)
                                                                    -----------
  SOFTWARE (0.4)%
  Symantec Corp.*                                           90           (1,575)
  Adobe Systems, Inc.                                       60           (2,218)
  Autodesk, Inc.                                            80           (3,436)
  Secure Computing Corp.*                                  440           (5,394)
                                                                    -----------
TOTAL SOFTWARE                                                          (12,623)
                                                                    -----------
TOTAL INFORMATION TECHNOLOGY                                            (27,118)
                                                                    -----------
UTILITIES (1.0)%
  MULTI-UTILITIES (0.1)%
  KeySpan Corp.                                             20             (713)
  TECO Energy, Inc.                                         60           (1,031)
                                                                    -----------
TOTAL MULTI-UTILITIES                                                    (1,744)
                                                                    -----------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  ELECTRIC UTILITIES (0.9)%
  PPL Corp.                                                  50     $    (1,470)
  FPL Group, Inc.                                           170          (7,065)
  TXU Corp.                                                 460         (23,088)
                                                                    -----------
TOTAL ELECTRIC UTILITIES                                                (31,623)
                                                                    -----------
TOTAL UTILITIES                                                         (33,367)
                                                                    -----------
MATERIALS (1.1)%
  CONTAINERS & PACKAGING 0.0%
  Pactiv Corp.*                                              20            (440)
  Temple-Inland, Inc.                                        20            (897)
                                                                    -----------
TOTAL CONTAINERS & PACKAGING                                             (1,337)
                                                                    -----------
  PAPER & FOREST PRODUCTS (0.1)%
  International Paper Co.                                    70          (2,353)
                                                                    -----------
TOTAL PAPER & FOREST PRODUCTS                                            (2,353)
                                                                    -----------
  METALS & MINING (1.0)%
  Steel Dynamics, Inc.                                      160          (5,681)
  Allegheny Technologies, Inc.                              170          (6,134)
  Freeport-McMoRan Copper &
     Gold, Inc. -- Class B                                  370         (19,906)
                                                                    -----------
TOTAL METALS & MINING                                                   (31,721)
                                                                    -----------
TOTAL MATERIALS                                                         (35,411)
                                                                    -----------
TELECOMMUNICATION SERVICES (2.3)%
  DIVERSIFIED TELECOMMUNICATION SERVICES (0.1)%
  Valor Communications Group, Inc.                          420          (4,788)
                                                                    -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             (4,788)
                                                                    -----------
  WIRELESS TELECOMMUNICATION SERVICES (2.2)%
  Sprint Nextel Corp.                                     3,100         (72,416)
                                                                    -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               (72,416)
                                                                    -----------
TOTAL TELECOMMUNICATION SERVICES                                        (77,204)
                                                                    -----------
ENERGY (2.5)%
  OIL & GAS (0.2)%
  Sunoco, Inc.                                               10            (784)
  Devon Energy Corp.                                         50          (3,127)
  Occidental Petroleum Corp.                                 60          (4,793)
                                                                    -----------
TOTAL OIL & GAS                                                          (8,704)
                                                                    -----------
  ENERGY EQUIPMENT & SERVICES (2.3)%
  Halliburton Co.                                         1,230         (76,211)
                                                                    -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                       (76,211)
                                                                    -----------
TOTAL ENERGY                                                            (84,915)
                                                                    -----------
CONSUMER STAPLES (2.6)%
  PERSONAL PRODUCTS (0.1)%
  Avon Products, Inc.                                       110          (3,141)
                                                                    -----------
TOTAL PERSONAL PRODUCTS                                                  (3,141)
                                                                    -----------
  FOOD & DRUG RETAILING (0.2)%
  Albertson's, Inc.                                          90          (1,921)
  CVS Corp.                                                 190          (5,020)
                                                                    -----------
TOTAL FOOD & DRUG RETAILING                                              (6,941)
                                                                    -----------
  BEVERAGES (0.6)%
  Brown-Forman Corp. -- Class B                              40          (2,773)
  Coca-Cola Enterprises, Inc.                               840         (16,103)
                                                                    -----------
TOTAL BEVERAGES                                                         (18,876)
                                                                    -----------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  FOOD PRODUCTS (1.7)%
  WM Wrigley Jr Co.                                          80     $    (5,319)
  Campbell Soup Co.                                         730         (21,732)
  Sara Lee Corp.                                          1,590         (30,051)
                                                                    -----------
TOTAL FOOD PRODUCTS                                                     (57,102)
                                                                    -----------
TOTAL CONSUMER STAPLES                                                  (86,060)
                                                                    -----------
CONSUMER DISCRETIONARY (2.9)%
  HOUSEHOLD DURABLES 0.0%
  Maytag Corp.                                               30            (565)
                                                                    -----------
TOTAL HOUSEHOLD DURABLES                                                   (565)
                                                                    -----------
  LEISURE EQUIPMENT & PRODUCTS 0.0%
  Eastman Kodak Co.                                          30            (702)
                                                                    -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                         (702)
                                                                    -----------
  INTERNET & CATALOG RETAIL 0.0%
  eBay, Inc.*                                                20            (865)
                                                                    -----------
TOTAL INTERNET & CATALOG RETAIL                                            (865)
                                                                    -----------
  AUTO COMPONENTS 0.0%
  Cooper Tire & Rubber Co.                                   30            (460)
  Dana Corp.                                                 80            (574)
                                                                    -----------
TOTAL AUTO COMPONENTS                                                    (1,034)
                                                                    -----------
  SPECIALTY RETAIL (0.1)%
  Tiffany & Co.                                              30          (1,149)
                                                                    -----------
TOTAL SPECIALTY RETAIL                                                   (1,149)
                                                                    -----------
  COMMERCIAL SERVICES & SUPPLIES (0.1)%
  H&R Block, Inc.                                            30            (737)
  Apollo Group, Inc. -- Class A*                             40          (2,418)
                                                                    -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     (3,155)
                                                                    -----------
  MULTILINE RETAIL (0.1)%
  Big Lots, Inc.*                                            50            (600)
  Nordstrom, Inc.                                            70          (2,618)
                                                                    -----------
TOTAL MULTILINE RETAIL                                                   (3,218)
                                                                    -----------
  HOTELS, RESTAURANTS & LEISURE (0.3)%
  International Game Technology,
     Inc                                                    120          (3,693)
  Starbucks Corp.*                                          190          (5,702)
                                                                    -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                      (9,395)
                                                                    -----------
  MEDIA (2.3)%
  Dow Jones & Co., Inc.                                      20            (710)
  Interpublic Group of Cos., Inc.*                          170          (1,640)
  McGraw-Hill Cos., Inc.                                     40          (2,065)
  News Corp. -- Class A                                     310          (4,821)
  RH Donnelley Corp.*                                        90          (5,546)
  NTL, Inc.*                                                 90          (6,127)
  Viacom, Inc. -- Class B*                                  650         (21,190)
  Time Warner, Inc.                                       1,930         (33,659)
                                                                    -----------
TOTAL MEDIA                                                             (75,758)
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY                                            (95,841)
                                                                    -----------
INDUSTRIALS (3.1)%
  BUILDING PRODUCTS (0.1)%
  Masco Corp.                                                60          (1,811)
                                                                    -----------
TOTAL BUILDING PRODUCTS                                                  (1,811)
                                                                    -----------

                                              See Notes to Financial Statements.


12 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES (0.2)%
  Avery Dennison Corp.                                       10     $      (553)
  Allied Waste Industries, Inc.*                            680          (5,943)
                                                                    -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     (6,496)
                                                                    -----------
  AEROSPACE & DEFENSE (0.4)%
  Boeing Co.                                                 90          (6,322)
  United Technologies Corp.                                 150          (8,386)
                                                                    -----------
TOTAL AEROSPACE & DEFENSE                                               (14,708)
                                                                    -----------
  MACHINERY (0.5)%
  Caterpillar, Inc.                                         300         (17,331)
                                                                    -----------
TOTAL MACHINERY                                                         (17,331)
                                                                    -----------
  AIRLINES (0.7)%
  Southwest Airlines Co.                                  1,330         (21,852)
                                                                    -----------
TOTAL AIRLINES                                                          (21,852)
                                                                    -----------
  ROAD & RAIL (1.2)%
  Union Pacific Corp.                                       500         (40,255)
                                                                    -----------
TOTAL ROAD & RAIL                                                       (40,255)
                                                                    -----------
TOTAL INDUSTRIALS                                                      (102,453)
                                                                    -----------
HEALTH CARE (4.1)%
  BIOTECHNOLOGY (0.2)%
  Biogen Idec, Inc.*                                         10            (453)
  Medimmune, Inc.*                                          210          (7,354)
                                                                    -----------
TOTAL BIOTECHNOLOGY                                                      (7,807)
                                                                    -----------
  HEALTH CARE PROVIDERS & SERVICES (0.5)%
  Quest Diagnostics, Inc.                                    10            (515)
  Tenet Healthcare Corp.*                                   290          (2,221)
  WellPoint, Inc.*                                           40          (3,192)
  Express Scripts, Inc.*                                     40          (3,352)
  Per-Se Technologies, Inc.*                                230          (5,373)
                                                                    -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  (14,653)
                                                                    -----------
  HEALTH CARE EQUIPMENT & SUPPLIES (1.1)%
  Biomet, Inc.                                               30          (1,097)
  St. Jude Medical, Inc.*                                    50          (2,510)
  Mentor Corp.                                              120          (5,530)
  ev3, Inc.*                                                440          (6,486)
  Stryker Corp.                                             160          (7,109)
  Baxter International, Inc.                                390         (14,683)
                                                                    -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  (37,415)
                                                                    -----------
  PHARMACEUTICALS (2.3)%
  Medicis Pharmaceutical Corp. --
     Class A                                                170          (5,448)
  Schering-Plough Corp.                                   1,490         (31,067)
  Eli Lilly & Co.                                           700         (39,613)
                                                                    -----------
TOTAL PHARMACEUTICALS                                                   (76,128)
                                                                    -----------
TOTAL HEALTH CARE                                                      (136,003)
                                                                    -----------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

FINANCIALS (6.3)%
  CAPITAL MARKETS (0.4)%
  T. Rowe Price Group, Inc.                                  30     $    (2,161)
  Janus Capital Group, Inc.                                 130          (2,422)
  Charles Schwab Corp.                                      230          (3,374)
  Northern Trust Corp.                                      120          (6,218)
                                                                    -----------
TOTAL CAPITAL MARKETS                                                   (14,175)
                                                                    -----------
  INSURANCE (0.5)%
  Ambac Financial Group, Inc.                                20          (1,541)
  Marsh & McLennan Cos., Inc.                               120          (3,811)
  UnumProvident Corp.                                       170          (3,868)
  Aon Corp.                                                 180          (6,471)
                                                                    -----------
TOTAL INSURANCE                                                         (15,691)
                                                                    -----------
  THRIFTS & MORTGAGE FINANCE (0.7)%
  MGIC Investment Corp.                                      20          (1,316)
  Golden West Financial Corp.                                70          (4,620)
  Freddie Mac                                               110          (7,189)
  Countrywide Financial Corp.                               340         (11,625)
                                                                    -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                        (24,750)
                                                                    -----------
  REAL ESTATE (0.8)%
  Simon Property Group, Inc.                                 50          (3,831)
  ProLogis                                                  100          (4,672)
  Public Storage, Inc.                                       80          (5,418)
  Brandywine Realty Trust                                   200          (5,582)
  Equity Office Properties Trust                            240          (7,279)
                                                                    -----------
TOTAL REAL ESTATE                                                       (26,782)
                                                                    -----------
  BANKS (1.0)%
  First Horizon National Corp.                               30          (1,153)
  North Fork Bancorporation, Inc.                           100          (2,736)
  BB&T Corp.                                                120          (5,029)
  TD Banknorth, Inc.                                        190          (5,520)
  Bank of America Corp.                                     120          (5,538)
  Huntington Bancshares, Inc.                               240          (5,700)
  Wachovia Corp.                                            110          (5,815)
                                                                    -----------
TOTAL BANKS                                                             (31,491)
                                                                    -----------
  DIVERSIFIED FINANCIALS (2.9)%
  Moody's Corp.                                             230         (14,126)
  J.P. Morgan Chase & Co.                                 2,040         (80,968)
                                                                    -----------
TOTAL DIVERSIFIED FINANCIALS                                            (95,094)
                                                                    -----------
TOTAL FINANCIALS                                                       (207,983)
                                                                    -----------
TOTAL COMMON STOCKS SOLD SHORT
  (Proceeds $899,057)                                                  (886,355)
                                                                    -----------
TOTAL SHORT SALES (26.7)%
  (Proceeds $899,057)                                                  (886,355)
                                                                    -----------
TOTAL INVESTMENTS 71.4%
  (Cost $2,364,708)                                                 $ 2,373,127
                                                                    ===========
OTHER ASSET IN EXCESS
  OF LIABILITIES - 28.6%                                            $   950,027
                                                                    ===========
NET ASSETS - 100.0%                                                 $ 3,323,154
================================================================================
See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACT PURCHASED
March 2006 U.S. 10-Year
  Treasury Note Index Futures Contracts
  (Aggregate Market Value of
  Contracts $328,218)                                         3     $     2,985
January 2006 Goldman Sachs
  Commodity Index Futures Contracts
  (Aggregate Market Value of
  Contracts $107,963)                                         1          (1,946)
March 2006 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $187,838)                                         3          (2,922)
March 2006 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $222,630)                                         3          (3,100)
March 2006 Russell 2000 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $202,410)                                         3          (5,503)
                                                                    -----------
(TOTAL AGGREGATE MARKET VALUE OF
  CONTRACTS $1,049,059)                                             $   (10,486)
                                                                    ===========
FUTURES CONTRACTS SOLD SHORT
March 2006 U.S. Dollar Index
  Futures Contracts
  (Aggregate Market Value of
  Contracts $454,800)                                         5     $        --
                                                                    -----------

*     NON-INCOME PRODUCING SECURITY.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


14 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                       December 31, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 71.7%

INDUSTRIALS 13.6%
  ROAD & RAIL 3.1%
  Norfolk Southern Corp.                                      968    $    43,395
  Burlington Northern Santa Fe
     Corp                                                     269         19,051
  Canadian National Railway Co.                               100          7,999
  CSX Corp.                                                   119          6,042
  Canadian Pacific Railway Ltd.                               100          4,195
  J.B. Hunt Transport Services, Inc.                          149          3,373
  CNF, Inc.                                                    50          2,795
  Yellow Roadway Corp.*                                        60          2,677
  Laidlaw International, Inc.                                 109          2,532
  Landstar System, Inc.                                        60          2,504
  Kansas City Southern*                                       100          2,443
  Knight Transportation, Inc.                                 110          2,280
  Florida East Coast Industries, Inc.                          49          2,076
  Heartland Express, Inc.                                      99          2,009
                                                                     -----------
TOTAL ROAD & RAIL                                                        103,371
                                                                     -----------
  AEROSPACE & DEFENSE 2.0%
  Northrop Grumman Corp.                                    1,108         66,602
  Goodrich Corp.                                               40          1,644
                                                                     -----------
TOTAL AEROSPACE & DEFENSE                                                 68,246
                                                                     -----------
  TRADING COMPANIES & DISTRIBUTORS 1.9%
  W.W. Grainger, Inc.                                         149         10,594
  Fastenal Co.                                                249          9,758
  MSC Industrial Direct Co. --
     Class A                                                  169          6,797
  United Rentals, Inc.*                                       249          5,824
  Hughes Supply, Inc.                                         159          5,700
  WESCO International, Inc.*                                  130          5,555
  GATX Corp.                                                  149          5,376
  Watsco, Inc.                                                 89          5,323
  Applied Industrial Technologies,
     Inc                                                      129          4,346
  Beacon Roofing Supply, Inc.*                                120          3,448
                                                                     -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    62,721
                                                                     -----------
  CONSTRUCTION & ENGINEERING 1.8%
  Fluor Corp.                                                 130         10,044
  Jacobs Engineering Group, Inc.*                             100          6,787
  Shaw Group, Inc.*                                           209          6,080
  McDermott International, Inc.*                              130          5,799
  URS Corp.*                                                  129          4,852
  Foster Wheeler, Ltd.*                                       130          4,781
  Chicago Bridge & Iron NV Co.                                189          4,765
  Quanta Services, Inc.*                                      329          4,333
  Washington Group International,
     Inc.*                                                     79          4,185
  EMCOR Group, Inc.*                                           59          3,984
  Granite Construction, Inc.                                  110          3,950
  Insituform Technologies, Inc. --
     Class A*                                                 120          2,324
                                                                     -----------
TOTAL CONSTRUCTION & ENGINEERING                                          61,884
                                                                     -----------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 1.7%
  Cendant Corp.                                             1,177    $    20,303
  Waste Management, Inc.                                      629         19,090
  Monster Worldwide, Inc.*                                    239          9,756
  Robert Half International, Inc.                             199          7,540
                                                                     -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                      56,689
                                                                     -----------
  AIRLINES 1.6%
  Ryanair Holdings PLC --
     SP ADR*                                                  199         11,142
  Gol Linhas Aereas Inteligentes
     SA -- SP ADR                                             309          8,717
  AMR Corp.*                                                  319          7,091
  JetBlue Airways Corp.*                                      379          5,829
  Lan Airlines SA-SP ADR                                      140          5,247
  Continental Airlines, Inc. --
     Class B*                                                 209          4,452
  AirTran Holdings, Inc.                                      249          3,992
  SkyWest, Inc.                                               140          3,760
  Alaska Air Group, Inc.*                                      90          3,215
                                                                     -----------
TOTAL AIRLINES                                                            53,445
                                                                     -----------
  MACHINERY 1.4%
  Ingersoll-Rand Co. -- Class A                               668         26,967
  Cummins, Inc.                                               139         12,472
  Parker Hannifin Corp.                                       130          8,575
                                                                     -----------
TOTAL MACHINERY                                                           48,014
                                                                     -----------
  AIR FREIGHT & COURIERS 0.1%
  Ryder System, Inc.                                           50          2,051
                                                                     -----------
TOTAL AIR FREIGHT & COURIERS                                               2,051
                                                                     -----------
  ELECTRICAL EQUIPMENT 0.0%
  American Power Conversion
     Corp                                                      70          1,540
                                                                     -----------
TOTAL ELECTRICAL EQUIPMENT                                                 1,540
                                                                     -----------
TOTAL INDUSTRIALS                                                        457,961
                                                                     -----------
FINANCIALS 11.0%
  INSURANCE 4.4%
  Prudential Financial, Inc.                                  549         40,181
  AFLAC, Inc.                                                 539         25,020
  Chubb Corp.                                                 229         22,362
  ACE Ltd.                                                    329         17,582
  XL Capital Ltd.                                             249         16,778
  Loews Corp.                                                 109         10,339
  MBIA, Inc.                                                  150          9,024
  SAFECO Corp.                                                149          8,418
                                                                     -----------
TOTAL INSURANCE                                                          149,704
                                                                     -----------
  CAPITAL MARKETS 4.1%
  Goldman Sachs Group, Inc.                                   539         68,836
  E*Trade Financial Corp.*                                    609         12,704
  Franklin Resources, Inc.                                     80          7,521
  UBS AG                                                       70          6,660
  Morgan Stanley                                               99          5,617
  Merrill Lynch & Co., Inc.                                    80          5,418
  Credit Suisse Group -- SP ADR                               100          5,095
  Deutsche Bank AG                                             50          4,843

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  Nomura Holdings, Inc. -- SP ADR                             219    $     4,209
  Lehman Brothers Holdings, Inc.                               30          3,845
  Bank of New York Co., Inc.                                  109          3,472
  State Street Corp.                                           50          2,772
  Mellon Financial Corp.                                       79          2,706
  Legg Mason, Inc.                                             20          2,394
  Bear Stearns Cos., Inc.                                      20          2,311
                                                                     -----------
TOTAL CAPITAL MARKETS                                                    138,403
                                                                     -----------
  THRIFTS & MORTGAGE FINANCE 1.0%
  Fannie Mae                                                  629         30,702
  Freddie Mac                                                  60          3,921
                                                                     -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                          34,623
                                                                     -----------
  BANKS 0.7%
  National City Corp.                                         728         24,439
                                                                     -----------
TOTAL BANKS                                                               24,439
                                                                     -----------
  DIVERSIFIED FINANCIALS 0.4%
  CIT Group, Inc.                                             239         12,375
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                              12,375
                                                                     -----------
  REAL ESTATE 0.4%
  Plum Creek Timber Co., Inc.
     (REIT)                                                   199          7,174
  Archstone-Smith Trust                                       110          4,608
                                                                     -----------
TOTAL REAL ESTATE                                                         11,782
                                                                     -----------
TOTAL FINANCIALS                                                         371,326
                                                                     -----------
HEALTH CARE 10.3%
  HEALTH CARE PROVIDERS & SERVICES 4.1%
  Aetna, Inc.                                                 459         43,288
  CIGNA Corp.                                                 150         16,755
  McKesson Corp.                                              259         13,362
  Medco Health Solutions, Inc.*                               229         12,778
  HCA, Inc.                                                   219         11,060
  AmerisourceBergen Corp.                                     180          7,452
  WellPoint, Inc.*                                             89          7,101
  Cardinal Health, Inc.                                        80          5,500
  Humana, Inc.*                                                99          5,379
  Caremark Rx, Inc.*                                           99          5,127
  Health Management Associates,
     Inc. -- Class A                                          169          3,711
  Coventry Health Care, Inc.*                                  50          2,848
  Laboratory Corporation of
     America Holdings*                                         50          2,693
  Patterson Cos., Inc.*                                        49          1,637
  Manor Care, Inc.                                             30          1,193
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   139,884
                                                                     -----------
  PHARMACEUTICALS 2.3%
  Pfizer, Inc.                                              2,334         54,429
  Merck & Co., Inc.                                           698         22,203
                                                                     -----------
TOTAL PHARMACEUTICALS                                                     76,632
                                                                     -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.2%
  Guidant Corp.                                               459         29,720
  Boston Scientific Corp.*                                    948         23,217

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  Fisher Scientific International,
     Inc.*                                                    170    $    10,516
  Waters Corp.*                                               160          6,048
  PerkinElmer, Inc.                                           180          4,241
                                                                     -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    73,742
                                                                     -----------
  BIOTECHNOLOGY 1.7%
  Gilead Sciences, Inc.*                                      269         14,158
  Amgen, Inc.*                                                130         10,252
  Genentech, Inc.*                                            110         10,175
  Genzyme Corp.*                                               60          4,247
  Celgene Corp.*                                               59          3,823
  Amylin Pharmaceuticals, Inc.*                                60          2,395
  Applera Corp. - Applied
     Biosystems Group                                          90          2,391
  ImClone Systems, Inc.*                                       60          2,054
  Invitrogen Corp.*                                            30          1,999
  Protein Design Labs, Inc.*                                   70          1,989
  Affymetrix, Inc.*                                            40          1,910
  Charles River Laboratories
     International, Inc.*                                      40          1,695
  Chiron Corp.*                                                20            889
  Biogen Idec, Inc.*                                           10            453
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                       58,430
                                                                     -----------
TOTAL HEALTH CARE                                                        348,688
                                                                     -----------
INFORMATION TECHNOLOGY 9.3%
  INTERNET SOFTWARE & SERVICES 4.6%
  Yahoo!, Inc.*                                             1,198         46,938
  Google, Inc. -- Class A*                                    109         45,220
  VeriSign, Inc.*                                             429          9,404
  Akamai Technologies, Inc.*                                  329          6,557
  CNET Networks, Inc.*                                        369          5,421
  aQuantive, Inc.*                                            210          5,300
  ValueClick, Inc.*                                           269          4,872
  Websense, Inc.*                                              70          4,595
  EarthLink, Inc.*                                            409          4,544
  Digitas, Inc.*                                              349          4,369
  Openwave Systems, Inc.*                                     239          4,175
  Sina Corp.*                                                 169          4,083
  Netease.com, Inc. -- SP ADR*                                 70          3,931
  Digital River, Inc.*                                        119          3,539
  WebEx Communications, Inc.*                                 149          3,223
                                                                     -----------
TOTAL INTERNET SOFTWARE & SERVICES                                       156,171
                                                                     -----------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.7%
  Broadcom Corp. -- Class A*                                  559         26,357
  Texas Instruments, Inc.                                     659         21,134
  Advanced Micro Devices, Inc.*                               499         15,270
  Micron Technology, Inc.*                                    768         10,222
  Freescale Semiconductor, Inc. --
     Class B*                                                 349          8,784
  Novellus Systems, Inc.*                                     170          4,100
  Teradyne, Inc.*                                             249          3,628
  LSI Logic Corp.*                                            159          1,272
                                                                     -----------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                                               90,767
                                                                     -----------

                                              See Notes to Financial Statements.


16 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT 0.8%
  Corning, Inc.*                                            1,098    $    21,587
  Dycom Industries, Inc.*                                     219          4,818
                                                                     -----------
TOTAL COMMUNICATIONS EQUIPMENT                                            26,405
                                                                     -----------
  COMPUTERS & PERIPHERALS 0.6%
  Apple Computer, Inc.*                                       279         20,057
                                                                     -----------
TOTAL COMPUTERS & PERIPHERALS                                             20,057
                                                                     -----------
  IT CONSULTING & SERVICES 0.3%
  Computer Sciences Corp.*                                     80          4,051
  Affiliated Computer Services,
     Inc. -- Class A*                                          60          3,551
  Sabre Holdings Corp.                                         60          1,447
  Convergys Corp.*                                             60            951
                                                                     -----------
TOTAL IT CONSULTING & SERVICES                                            10,000
                                                                     -----------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*                                                439          6,431
                                                                     -----------
TOTAL OFFICE ELECTRONICS                                                   6,431
                                                                     -----------
  SOFTWARE 0.1%
  Parametric Technology Corp.*                                339          2,068
  Compuware Corp.*                                            159          1,426
                                                                     -----------
TOTAL SOFTWARE                                                             3,494
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                             313,325
                                                                     -----------
ENERGY 8.3%
  OIL & GAS 6.4%
  Valero Energy Corp.                                       1,188         61,301
  Williams Cos., Inc.                                       2,405         55,724
  ConocoPhillips                                              589         34,268
  Exxon Mobil Corp.                                           129          7,246
  Amerada Hess Corp.                                           50          6,341
  Kerr-McGee Corp.                                             69          6,269
  Royal Dutch Shell PLC -- SP ADR                             100          6,149
  BP PLC -- SP ADR                                             80          5,138
  Total SA -- SP ADR                                           39          4,930
  ENI-Ente Nazionale Idrocarburi --
     SP ADR                                                    30          4,184
  PetroChina Co. Ltd. -- SP ADR                                50          4,098
  Chevron Corp.                                                70          3,974
  Petroleo Brasiliero SA --
     Petrobras                                                 50          3,563
  China Petroleum & Chemical
     Corp. -- SP ADR                                           50          2,480
  Occidental Petroleum Corp.                                   30          2,396
  Repsol YPF SA -- SP ADR                                      79          2,323
  EnCana Corp.                                                 50          2,258
  Imperial Oil Ltd.                                            20          1,992
  Statoil ASA -- SP ADR                                        59          1,355
                                                                     -----------
TOTAL OIL & GAS                                                          215,989
                                                                     -----------
ENERGY EQUIPMENT & SERVICES 1.9%
  Rowan Cos., Inc.                                            249          8,874
  Schlumberger Ltd.                                            89          8,646
  Transocean, Inc.*                                            79          5,506
  Baker Hughes, Inc.                                           80          4,862

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  Weatherford International Ltd.*                             129    $     4,670
  Nabors Industries Ltd.*                                      50          3,787
  BJ Services Co.                                             100          3,667
  Diamond Offshore Drilling, Inc.                              50          3,478
  Noble Corp.                                                  49          3,456
  Tenaris SA -- SP ADR                                         30          3,435
  GlobalSantaFe Corp.                                          70          3,371
  Smith International, Inc.                                    80          2,969
  ENSCO International, Inc.                                    60          2,661
  Patterson-UTI Energy, Inc.                                   79          2,603
  Precision Drilling Trust                                     70          2,303
                                                                     -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                         64,288
                                                                     -----------
TOTAL ENERGY                                                             280,277
                                                                     -----------
CONSUMER STAPLES 6.7%
  FOOD PRODUCTS 2.9%
  Archer-Daniels-Midland Co.                                2,105         51,909
  General Mills, Inc.                                         499         24,611
  Hershey Co.                                                 419         23,150
                                                                     -----------
TOTAL FOOD PRODUCTS                                                       99,670
                                                                     -----------
  FOOD & DRUG RETAILING 1.9%
  Costco Wholesale Corp.                                      818         40,467
  Safeway, Inc.                                               768         18,171
  Supervalu, Inc.                                             209          6,788
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                               65,426
                                                                     -----------
  TOBACCO 1.7%
  Altria Group, Inc.                                          349         26,077
  Reynolds American, Inc.                                     199         18,971
  UST, Inc.                                                   279         11,391
                                                                     -----------
TOTAL TOBACCO                                                             56,439
                                                                     -----------
  BEVERAGES 0.2%
  Molson Coors Brewing Co. --
     Class B                                                   80          5,359
                                                                     -----------
TOTAL BEVERAGES                                                            5,359
                                                                     -----------
TOTAL CONSUMER STAPLES                                                   226,894
                                                                     -----------
CONSUMER DISCRETIONARY 5.1%
  MEDIA 1.9%
  Comcast Corp. -- Class A*                                 1,287         33,410
  The Walt Disney Co.                                       1,207         28,932
                                                                     -----------
TOTAL MEDIA                                                               62,342
                                                                     -----------
  MULTILINE RETAIL 1.0%
  Federated Department Stores,
     Inc                                                      209         13,863
  Sears Holdings Corp.*                                        79          9,127
  J.C. Penney Holding Co., Inc.                                99          5,504
  Dillard's, Inc. -- Class A                                  119          2,954
  Family Dollar Stores, Inc.                                  109          2,702
                                                                     -----------
TOTAL MULTILINE RETAIL                                                    34,150
                                                                     -----------
  AUTOMOBILES 0.5%
  Ford Motor Co.                                            1,188          9,171
  General Motors Corp.                                        469          9,108
                                                                     -----------
TOTAL AUTOMOBILES                                                         18,279
                                                                     -----------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  HOTELS, RESTAURANTS & LEISURE 0.4%
  Marriott International, Inc. --
     Class A                                                  129    $     8,639
  Harrah's Entertainment, Inc.                                 70          4,990
                                                                     -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                       13,629
                                                                     -----------
  AUTO COMPONENTS 0.4%
  Johnson Controls, Inc.                                      159         11,593
  Goodyear Tire & Rubber Co.*                                  69          1,199
  Delphi Corp.                                                329             96
                                                                     -----------
TOTAL AUTO COMPONENTS                                                     12,888
                                                                     -----------
  TEXTILES & APPAREL 0.3%
  VF Corp.                                                     90          4,981
  Reebok International Ltd.                                    60          3,494
  Jones Apparel Group, Inc.                                    99          3,041
                                                                     -----------
TOTAL TEXTILES & APPAREL                                                  11,516
                                                                     -----------
  HOUSEHOLD DURABLES 0.3%
  Pulte Homes, Inc.                                           249          9,801
                                                                     -----------
TOTAL HOUSEHOLD DURABLES                                                   9,801
                                                                     -----------
  SPECIALTY RETAIL 0.2%
  Office Depot, Inc.*                                         119          3,737
  Circuit City Stores, Inc.                                   109          2,462
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                     6,199
                                                                     -----------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Brunswick Corp.                                              80          3,253
                                                                     -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                         3,253
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                             172,057
                                                                     -----------
MATERIALS 3.4%
  METALS & MINING 2.7%
  Phelps Dodge Corp.                                          120         17,264
  Nucor Corp.                                                 159         10,608
  United States Steel Corp.                                   189          9,085
  BHP Billiton Ltd. -- SP ADR                                 249          8,322
  Rio Tinto PLC -- SP ADR                                      40          7,312
  Anglo American PLC -- ADR                                   179          6,226
  Companhia Vale do Rio Doce --
     SP ADR                                                   139          5,718
  Alcoa, Inc.                                                 149          4,406
  Newmont Mining Corp.                                         80          4,272
  POSCO -- SP ADR                                              70          3,466
  Mittal Steel NV Co. -- Class A                              129          3,397
  Barrick Gold Corp.                                          119          3,316
  Alcan, Inc.                                                  79          3,235
  AngloGold Ashanti Ltd. --
     SP ADR                                                    60          2,960
  Falconbridge Ltd.                                            90          2,667
                                                                     -----------
TOTAL METALS & MINING                                                     92,254
                                                                     -----------
  PAPER & FOREST PRODUCTS 0.5%
  Weyerhaeuser Co.                                            150          9,951
  MeadWestvaco Corp.                                          189          5,297
  Louisiana-Pacific Corp.                                      70          1,923
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS                                             17,171
                                                                     -----------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co.                                         79    $     5,352
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                               5,352
                                                                     -----------
TOTAL MATERIALS                                                          114,777
                                                                     -----------
TELECOMMUNICATION SERVICES 2.1%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
  BellSouth Corp.                                             838         22,710
  Verizon Communications, Inc.                                608         18,313
  AT&T, Inc.                                                  719         17,608
  CenturyTel, Inc.                                             60          1,990
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              60,621
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES 0.3%
  Alltel Corp.                                                149          9,402
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                  9,402
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                          70,023
                                                                     -----------
UTILITIES 1.9%
  ELECTRIC UTILITIES 1.1%
  Exelon Corp.                                                339         18,015
  Entergy Corp.                                                99          6,796
  American Electric Power Co., Inc.                           179          6,639
  Allegheny Energy, Inc.*                                     130          4,115
  Pinnacle West Capital Corp.                                  49          2,026
                                                                     -----------
TOTAL ELECTRIC UTILITIES                                                  37,591
                                                                     -----------
  MULTI-UTILITIES 0.8%
  Duke Energy Corp.                                           469         12,874
  PG&E Corp.                                                  169          6,273
  Constellation Energy Group, Inc.                             90          5,184
  NiSource, Inc.                                              120          2,503
                                                                     -----------
TOTAL MULTI-UTILITIES                                                     26,834
                                                                     -----------
TOTAL UTILITIES                                                           64,425
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $2,405,809)                                                    2,419,753
                                                                     -----------

                                                        CONTRACTS
                                                        ---------
OPTIONS PURCHASED 0.0%
Put Options on:
January 2006 S&P 500 Index
  Futures Contracts
  Expiring January 2006 with
  strike price of 1160                                          4            500
                                                                     -----------
TOTAL OPTIONS PURCHASED
  (Cost $816)                                                                500
                                                                     -----------

                                              See Notes to Financial Statements.


18 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                           FACE            VALUE
                                                         AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 26.8%
Repurchase Agreement (Note 6)
  3.40% due 01/03/06                                   $221,028     $   221,028
  3.39% due 01/03/06                                    227,508         227,508
  3.30% due 01/03/06                                    227,508         227,508
  2.90% due 01/03/06                                    227,508         227,508
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $903,552)                                                       903,552
                                                                    -----------
TOTAL LONG SECURITIES 98.5%
  (Cost $3,310,177)                                                   3,323,805
                                                                    -----------

                                                         SHARES
                                                        --------
COMMON STOCKS SOLD SHORT (46.4)%

INFORMATION TECHNOLOGY (1.1)%
  IT CONSULTING & SERVICES 0.0%
  Unisys Corp.*                                              80            (466)
                                                                    -----------
TOTAL IT CONSULTING & SERVICES                                             (466)
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0%
  Symbol Technologies, Inc.                                  60            (769)
                                                                    -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                   (769)
                                                                    -----------
  COMPUTERS & PERIPHERALS 0.0%
  NCR Corp.*                                                 40          (1,358)
                                                                    -----------
TOTAL COMPUTERS & PERIPHERALS                                            (1,358)
                                                                    -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (0.1)%
  Nvidia Corp.*                                              80          (2,925)
                                                                    -----------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                                              (2,925)
                                                                    -----------
  COMMUNICATIONS EQUIPMENT (0.5)%
  Comverse Technology, Inc.*                                180          (4,786)
  ADC Telecommunications, Inc.*                             500         (11,170)
                                                                    -----------
TOTAL COMMUNICATIONS EQUIPMENT                                          (15,956)
                                                                    -----------
  SOFTWARE (0.5)%
  Symantec Corp.*                                           170          (2,975)
  Adobe Systems, Inc.                                       120          (4,435)
  Autodesk, Inc.                                            210          (9,020)
                                                                    -----------
TOTAL SOFTWARE                                                          (16,430)
                                                                    -----------
TOTAL INFORMATION TECHNOLOGY                                            (37,904)
                                                                    -----------
UTILITIES (1.8)%
  MULTI-UTILITIES (0.2)%
  KeySpan Corp.                                              50          (1,784)
  TECO Energy, Inc.                                         170          (2,921)
                                                                    -----------
TOTAL MULTI-UTILITIES                                                    (4,705)
                                                                    -----------
  ELECTRIC UTILITIES (1.6)%
  PPL Corp.                                                 100          (2,940)
  FPL Group, Inc.                                           100          (4,156)
  TXU Corp.                                                 960         (48,182)
                                                                    -----------
TOTAL ELECTRIC UTILITIES                                                (55,278)
                                                                    -----------
TOTAL UTILITIES                                                         (59,983)
                                                                    -----------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS (1.8)%
  CONTAINERS & PACKAGING (0.1)%
  Pactiv Corp.*                                              40     $      (880)
  Temple-Inland, Inc.                                        30          (1,345)
                                                                    -----------
TOTAL CONTAINERS & PACKAGING                                             (2,225)
                                                                    -----------
  PAPER & FOREST PRODUCTS (0.1)%
  International Paper Co.                                   130          (4,369)
                                                                    -----------
TOTAL PAPER & FOREST PRODUCTS                                            (4,369)
                                                                    -----------
  METALS & MINING (1.6)%
  Allegheny Technologies, Inc.                              370         (13,350)
  Freeport-McMoRan Copper &
     Gold, Inc. -- Class B                                  760         (40,888)
                                                                    -----------
TOTAL METALS & MINING                                                   (54,238)
                                                                    -----------
TOTAL MATERIALS                                                         (60,832)
                                                                    -----------
TELECOMMUNICATION SERVICES (3.9)%
WIRELESS TELECOMMUNICATION SERVICES (3.9)%
  Sprint Nextel Corp.                                     5,630        (131,517)
                                                                    -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              (131,517)
                                                                    -----------
TOTAL TELECOMMUNICATION SERVICES                                       (131,517)
                                                                    -----------
CONSUMER STAPLES (4.9)%
  PERSONAL PRODUCTS (0.2)%
  Avon Products, Inc.                                       210          (5,996)
                                                                    -----------
TOTAL PERSONAL PRODUCTS                                                  (5,996)
                                                                    -----------
  FOOD & DRUG RETAILING (0.4)%
  Albertson's, Inc.                                         160          (3,416)
  CVS Corp.                                                 360          (9,511)
                                                                    -----------
TOTAL FOOD & DRUG RETAILING                                             (12,927)
                                                                    -----------
  BEVERAGES (1.1)%
  Brown-Forman Corp. -- Class B                             110          (7,625)
  Coca-Cola Enterprises, Inc.                             1,530         (29,330)
                                                                    -----------
TOTAL BEVERAGES                                                         (36,955)
                                                                    -----------
  FOOD PRODUCTS (3.2)%
  WM Wrigley Jr Co.                                         210         (13,963)
  Campbell Soup Co.                                       1,330         (39,594)
  Sara Lee Corp.                                          2,900         (54,810)
                                                                    -----------
TOTAL FOOD PRODUCTS                                                    (108,367)
                                                                    -----------
TOTAL CONSUMER STAPLES                                                 (164,245)
                                                                    -----------
ENERGY (4.9)%
  OIL & GAS (0.2)%
  Sunoco, Inc.                                               30          (2,351)
  Devon Energy Corp.                                         90          (5,629)
                                                                    -----------
TOTAL OIL & GAS                                                          (7,980)
                                                                    -----------
  ENERGY EQUIPMENT & SERVICES (4.7)%
  Halliburton Co.                                         2,540        (157,378)
                                                                    -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                      (157,378)
                                                                    -----------
TOTAL ENERGY                                                           (165,358)
                                                                    -----------
CONSUMER DISCRETIONARY (5.3)%
  HOUSEHOLD DURABLES 0.0%
  Maytag Corp.                                               60          (1,129)
                                                                    -----------
TOTAL HOUSEHOLD DURABLES                                                 (1,129)
                                                                    -----------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  LEISURE EQUIPMENT & PRODUCTS 0.0%
  Eastman Kodak Co.                                          50     $    (1,170)
                                                                    -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       (1,170)
                                                                    -----------
  AUTO COMPONENTS (0.1)%
  Cooper Tire & Rubber Co.                                   50            (766)
  Dana Corp.                                                140          (1,005)
                                                                    -----------
TOTAL AUTO COMPONENTS                                                    (1,771)
                                                                    -----------
  SPECIALTY RETAIL (0.1)%
  Tiffany & Co.                                              90          (3,446)
                                                                    -----------
TOTAL SPECIALTY RETAIL                                                   (3,446)
                                                                    -----------
  MULTILINE RETAIL (0.2)%
  Big Lots, Inc.*                                            80            (961)
  Nordstrom, Inc.                                           180          (6,732)
                                                                    -----------
TOTAL MULTILINE RETAIL                                                   (7,693)
                                                                    -----------
  COMMERCIAL SERVICES & SUPPLIES (0.3)%
  H&R Block, Inc.                                            60          (1,473)
  Apollo Group, Inc. -- Class A*                            120          (7,255)
                                                                    -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     (8,728)
                                                                    -----------
  INTERNET & CATALOG RETAIL (0.4)%
  eBay, Inc.*                                               340         (14,705)
                                                                    -----------
TOTAL INTERNET & CATALOG RETAIL                                         (14,705)
                                                                    -----------
  HOTELS, RESTAURANTS & LEISURE (0.7)%
  Hilton Hotels Corp.                                        30            (724)
  International Game Technology,
     Inc                                                    290          (8,926)
  Starbucks Corp.*                                          510         (15,305)
                                                                    -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     (24,955)
                                                                    -----------
  MEDIA (3.5)%
  Dow Jones & Co., Inc.                                      50          (1,774)
  Interpublic Group of Cos., Inc.*                          310          (2,992)
  McGraw-Hill Cos., Inc.                                     70          (3,614)
  News Corp. -- Class A                                     590          (9,175)
  Viacom, Inc. -- Class B*                                1,180         (38,468)
  Time Warner, Inc.                                       3,500         (61,040)
                                                                    -----------
TOTAL MEDIA                                                            (117,063)
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY                                           (180,660)
                                                                    -----------
INDUSTRIALS (6.1)%
  BUILDING PRODUCTS (0.1)%
  Masco Corp.                                               120          (3,623)
                                                                    -----------
TOTAL BUILDING PRODUCTS                                                  (3,623)
                                                                    -----------
  COMMERCIAL SERVICES & SUPPLIES (0.4)%
  Avery Dennison Corp.                                       30          (1,658)
  Allied Waste Industries, Inc.*                          1,220         (10,663)
                                                                    -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    (12,321)
                                                                    -----------
  AIRLINES (1.0)%
  Southwest Airlines Co.                                  2,150         (35,324)
                                                                    -----------
TOTAL AIRLINES                                                          (35,324)
                                                                    -----------
  AEROSPACE & DEFENSE (1.2)%
  United Technologies Corp.                                 280         (15,655)
  Boeing Co.                                                350         (24,584)
                                                                    -----------
TOTAL AEROSPACE & DEFENSE                                               (40,239)
                                                                    -----------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  MACHINERY (1.3)%
  Caterpillar, Inc.                                         730     $   (42,172)
                                                                    -----------
TOTAL MACHINERY                                                         (42,172)
                                                                    -----------
  ROAD & RAIL (2.1)%
  Union Pacific Corp.                                       880         (70,849)
                                                                    -----------
TOTAL ROAD & RAIL                                                       (70,849)
                                                                    -----------
TOTAL INDUSTRIALS                                                      (204,528)
                                                                    -----------
HEALTH CARE (6.8)%
  BIOTECHNOLOGY (0.5)%
  Medimmune, Inc.*                                          440         (15,409)
                                                                    -----------
TOTAL BIOTECHNOLOGY                                                     (15,409)
                                                                    -----------
  HEALTH CARE PROVIDERS & SERVICES (0.7)%
  Tenet Healthcare Corp.*                                   530          (4,060)
  Express Scripts, Inc.*                                    100          (8,380)
  UnitedHealth Group, Inc.                                  160          (9,942)
                                                                    -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  (22,382)
                                                                    -----------
  HEALTH CARE EQUIPMENT & SUPPLIES (1.5)%
  Biomet, Inc.                                               60          (2,194)
  St. Jude Medical, Inc.*                                    90          (4,518)
  Stryker Corp.                                             420         (18,661)
  Baxter International, Inc.                                700         (26,355)
                                                                    -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  (51,728)
                                                                    -----------
  PHARMACEUTICALS (4.1)%
  Schering-Plough Corp.                                   3,200         (66,720)
  Eli Lilly & Co.                                         1,280         (72,435)
                                                                    -----------
TOTAL PHARMACEUTICALS                                                  (139,155)
                                                                    -----------
TOTAL HEALTH CARE                                                      (228,674)
                                                                    -----------
FINANCIALS (9.8)%
  BANKS (0.2)%
  First Horizon National Corp.                               50          (1,922)
  North Fork Bancorporation, Inc.                           200          (5,472)
                                                                    -----------
TOTAL BANKS                                                              (7,394)
                                                                    -----------
  INSURANCE (0.9)%
  Ambac Financial Group, Inc.                                40          (3,082)
  Marsh & McLennan Cos., Inc.                               220          (6,987)
  UnumProvident Corp.                                       310          (7,053)
  Aon Corp.                                                 330         (11,864)
                                                                    -----------
TOTAL INSURANCE                                                         (28,986)
                                                                    -----------
  THRIFTS & MORTGAGE FINANCE (1.0)%
  MGIC Investment Corp.                                      40          (2,633)
  Golden West Financial Corp.                               130          (8,580)
  Countrywide Financial Corp.                               620         (21,198)
                                                                    -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                        (32,411)
                                                                    -----------
  REAL ESTATE (1.2)%
  ProLogis                                                  270         (12,614)
  Equity Office Properties Trust                            430         (13,042)
  Simon Property Group, Inc.                                190         (14,560)
                                                                    -----------
TOTAL REAL ESTATE                                                       (40,216)
                                                                    -----------

                                              See Notes to Financial Statements.


20 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------

  CAPITAL MARKETS (1.2)%
  Janus Capital Group, Inc.                               240       $    (4,471)
  T. Rowe Price Group, Inc.                               110            (7,923)
  Charles Schwab Corp.                                    920           (13,497)
  Northern Trust Corp.                                    310           (16,064)
                                                                    -----------
TOTAL CAPITAL MARKETS                                                   (41,955)
                                                                    -----------
  DIVERSIFIED FINANCIALS (5.3)%
  Moody's Corp.                                           560           (34,395)
  J.P. Morgan Chase & Co.                               3,690          (146,456)
                                                                    -----------
TOTAL DIVERSIFIED FINANCIALS                                           (180,851)
                                                                    -----------
TOTAL FINANCIALS                                                       (331,813)
                                                                    -----------
TOTAL COMMON STOCKS SOLD SHORT
  (Proceeds $1,570,921)                                              (1,565,514)
                                                                    -----------

                                                    CONTRACTS
                                                    ---------
OPTIONS WRITTEN 0.0%
Call Options Written on:
January 2006 S&P 500 Index
  Futures Contracts
  Expiring January 2006
  with strike price of 1285                                 1              (513)
                                                                    -----------
TOTAL OPTIONS WRITTEN
  (Premiums Received $3,321)                                               (513)
                                                                    -----------
TOTAL INVESTMENTS 52.1%
  (Cost $1,735,935)                                                 $ 1,757,778
                                                                    ===========
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 47.9%                                               $ 1,618,135
                                                                    ===========
NET ASSETS - 100.0%                                                 $ 3,375,913
===============================================================================

                                                                      UNREALIZED
                                                                            LOSS
                                                    CONTRACTS           (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2006 S&P 400 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $337,350)                                       5       $    (3,586)
March 2006 Russell 2000 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $296,840)                                       4            (4,932)
March 2006 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $563,513)                                       9            (9,115)
                                                                    -----------
(TOTAL AGGREGATE MARKET VALUE OF
  CONTRACTS $1,197,703)                                             $   (17,633)
                                                                    ===========

*     NON-INCOME PRODUCING SECURITY.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 21

STATEMENTS OF ASSETS AND LIABILITIES                              December 31, 2005
-----------------------------------------------------------------------------------
                                                   ABSOLUTE RETURN           HEDGED
                                                        STRATEGIES           EQUITY
                                                              FUND             FUND
-----------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 3 and 6)            $  3,259,482     $  3,323,805
Segregated Cash with Broker                                 42,824           47,949
Receivable for Securities Sold (Note 1)                    899,057        1,570,921
Receivable for Fund Shares Purchased                            --              462
Investment Income Receivable (Note 1)                        3,052            6,038
Other Assets                                                14,312            7,201
-----------------------------------------------------------------------------------
  TOTAL ASSETS                                           4,218,727        4,956,376
===================================================================================

LIABILITIES
Short Sales at Market Value (Notes 1 and 2)**              886,355        1,565,514
Written Options at Market Value (Note 3)***                     --              513
Payable for Futures Contracts Settlement (Note 1)            3,886            7,722
Payable for Securities Purchased (Note 1)                       --            2,438
Liability for Fund Shares Redeemed                           1,792               --
Investment Advisory Fees Payable (Note 4)                    3,032            3,019
Short Sales Dividends Payable                                  508            1,257
-----------------------------------------------------------------------------------
  TOTAL LIABILITIES                                        895,573        1,580,463
===================================================================================
NET ASSETS                                            $  3,323,154     $  3,375,913
===================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                       $  3,308,460     $  3,359,675
Undistributed Net Investment Income                          5,902              893
Accumulated Net Realized Gain on Investments
  and Futures Contracts                                     10,859           11,135
Net Unrealized Appreciation (Depreciation) on
  Investments, and Futures Contracts                        (2,067)           4,210
===================================================================================
NET ASSETS                                            $  3,323,154     $  3,375,913
===================================================================================

SHARES OUTSTANDING                                         131,883          133,919

NET ASSET VALUES                                      $      25.20     $      25.21

  *   THE COST OF SECURITIES AT VALUE IS $3,263,765 AND $3,310,177,
      RESPECTIVELY.

 ** THE PROCEEDS OF SHORT SALES AT MARKET VALUE ARE $899,057 AND $1,570,921, RESPECTIVELY.

*** THE PREMIUMS RECEIVED FOR WRITTEN OPTIONS AT MARKET VALUE ARE $0 AND $3,321, RESPECTIVELY.

                                              See Notes to Financial Statements.


22 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

STATEMENTS OF OPERATIONS                                      Period Ended December 31, 2005
--------------------------------------------------------------------------------------------
                                                            ABSOLUTE RETURN           HEDGED
                                                                 STRATEGIES           EQUITY
                                                                      FUND*            FUND*
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                              $      8,596     $      6,926
Dividends, Net of Foreign Tax Withheld** (Note 1)                     1,055            2,366
--------------------------------------------------------------------------------------------
  Total Income                                                        9,651            9,292
--------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                     3,094            3,082
Short Sales Dividend Expense (Note 1)                                   655            2,012
--------------------------------------------------------------------------------------------
  Total Expenses                                                      3,749            5,094
--------------------------------------------------------------------------------------------
Net Investment Income                                                 5,902            4,198
============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE1)
Net Realized Gain (Loss) on:
Investment Securities                                                (6,132)           9,348
Futures Contracts                                                    10,091            1,599
Securities Sold Short                                                 6,900              188
--------------------------------------------------------------------------------------------
  Total Net Realized Gain                                            10,859           11,135
--------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                (4,283)          13,628
Futures Contracts                                                   (10,486)         (17,633)
Securities Sold Short                                                12,702            8,215
--------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                 (2,067)           4,210
--------------------------------------------------------------------------------------------
Net Gain on Investments                                               8,792           15,345
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     14,694     $     19,543
============================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.

**    FOREIGN TAX WITHHELD OF $3 AND $6, RESPECTIVELY.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 23

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------

                                                            ABSOLUTE RETURN               HEDGED
                                                                 STRATEGIES               EQUITY
                                                                       FUND                 FUND
------------------------------------------------------------------------------------------------
                                                                     PERIOD               PERIOD
                                                                      ENDED                ENDED
                                                               DECEMBER 31,         DECEMBER 31,
                                                                       2005*               2005*
------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net Investment Income                                           $     5,902          $     4,198
Net Realized Gain on Investments                                     10,859               11,135
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                     (2,067)               4,210
------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                           14,694               19,543
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --               (3,305)
------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --               (3,305)
================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                    4,216,390            4,399,783
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                  --                3,305
COST OF SHARES REDEEMED                                            (907,930)          (1,043,413)
================================================================================================
NET INCREASE IN NET ASSETS
  FROM SHARE TRANSACTIONS                                         3,308,460            3,359,675
------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                        3,323,154            3,375,913
NET ASSETS--BEGINNING OF PERIOD                                          --                   --
================================================================================================
NET ASSETS--END OF PERIOD                                       $ 3,323,154          $ 3,375,913
================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                             $     5,902          $       893
================================================================================================

* SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.

                                              See Notes to Financial Statements.


24 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented .

                                                                    NET
                                                                INCREASE IN
                                                  NET REALIZED   NET ASSET                  DISTRIBUTIONS                   NET
                           NET ASSET                  AND          VALUE     DISTRIBUTIONS    FROM NET                   INCREASE
                            VALUE,        NET      UNREALIZED    RESULTING      FROM NET      REALIZED                    IN NET
                          BEGINNING   INVESTMENT    GAINS ON       FROM        INVESTMENT      CAPITAL        TOTAL       ASSET
                          OF PERIOD     INCOME+    SECURITIES   OPERATIONS       INCOME         GAINS     DISTRIBUTIONS   VALUE
---------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND
 DECEMBER 31, 2005*         $25.00      $  .05       $  .15       $  .20        $   --          $   --       $   --      $  .20
HEDGED EQUITY FUND
 DECEMBER 31, 2005*          25.00         .04          .20          .24          (.03)             --         (.03)        .21

                                                             RATIOS TO AVERAGE NET ASSETS:
                                                ------------------------------------------------
                            NET
                           ASSET                                                                                 NET ASSETS,
                          VALUE,     TOTAL                                               NET        PORTFOLIO       END OF
                          END OF   INVESTMENT    GROSS          NET      OPERATING    INVESTMENT    TURNOVER     PERIOD (000'S
                          PERIOD     RETURN     EXPENSES     EXPENSES    EXPENSES++    INCOME         RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND
 DECEMBER 31, 2005*       $25.20      0.80%       1.45%**     1.45%**      1.20%**      2.28%**         19%         $3,323
HEDGED EQUITY FUND
 DECEMBER 31, 2005*        25.21      0.94%       1.96%**     1.96%**      1.19%**      1.62%**         10%          3,376

  *   SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. At December 31, 2005, the Trust consisted of fifty operating Funds: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, two Strategic Funds, and two Clarke Lanzen Skalla Investment Firm "CLS" AdvisorOne Funds. This report covers the Absolute Return Strategies Fund and the Hedged Equity Fund (the "Funds"), while the Benchmark Funds, the Money Market Fund, the Sector Funds, the Strategic Funds, and the CLS AdvisorOne Funds are contained in separate reports. Rydex Global Advisors (the "Advisor") serves as investment advisor to the Funds. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, for which market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A segregated account of cash and/or securities is maintained as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in


26 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.

I. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 27

--------------------------------------------------------------------------------

unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. CALL OPTIONS WRITTEN

As of December 31, 2005, S&P 500 Index Mini Futures Contracts were held in the Fund as cover for call options written by the Fund.

Transactions in options written during the period ended December 31, 2005, were as follows:

                                                    NUMBER OF          PREMIUMS
HEDGED EQUITY FUND                                  CONTRACTS          RECEIVED
--------------------------------------------------------------------------------
Options outstanding at
 November 29, 2005                                     --               $   --
Options written                                         1                3,321
--------------------------------------------------------------------------------
Options outstanding at
 December 31, 2005                                      1               $3,321

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 1.15% of the average daily net assets of the Funds. The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. Organizational and setup costs for new funds are paid by the Trust. Certain officers and trustees of the Trust are also officers of the Advisor.

5. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required. The Absolute Return Strategies Fund has adopted a tax year-end which is different from its fiscal year-end.


28 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

The tax character of distributions paid during the current period was as follows:

FUND                                     ORDINARY INCOME          LONG-TERM CAPITAL GAIN        TOTAL DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund               $   --                       $  --                     $    --
Hedged Equity Fund                             3,305                          --                       3,305


The tax character of distributable earnings/(accumulated losses) at December 31, 2005, was a follows:

                                      UNDISTRIBUTED
                                        ORDINARY          UNDISTRIBUTED            NET UNREALIZED    CAPITAL LOSS
FUND                                     INCOME       LONG-TERM CAPITAL GAINS       APPRECIATION     CARRYFORWARD
------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund       $    9,507            $    --                    $  5,525          $   --
Hedged Equity Fund                         2,905                 --                      16,374              --

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.

POST-OCTOBER LOSSES DEFERRED

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2005, $340 and $3,041 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2006 for Absolute Return Strategies Fund and Hedged Equity Fund, respectively.

At December 31, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                  TAX                 TAX              NET
                                              TAX              UNREALIZED          UNREALIZED      UNREALIZED
FUND                                          COST                GAIN                LOSS             GAIN
-------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund             $2,367,604           $39,768            $(34,243)        $  5,525
Hedged Equity Fund                           1,741,405            87,690             (71,316)          16,374

6. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trusts' custodian and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity.

The repurchase agreements executed by the joint account and outstanding as of December 31, 2005, were as follows:

COUNTERPARTY                       TERMS OF AGREEMENT           FACE VALUE        MARKET VALUE     MATURITY VALUE
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.              3.40% due 01/03/06          $92,734,273        $ 92,734,273      $92,769,306
UBS Financial Services, Inc.       3.39% due 01/03/06           65,000,000          65,000,000       65,024,483
Morgan Stanley                     3.30% due 01/03/06           65,000,000          65,000,000       65,023,833
Citigroup, Inc.                    2.90% due 01/03/06           65,000,000          65,000,000       65,020,944
Credit Suisse First Boston         3.45% due 01/03/06           13,466,288          13,466,288       13,471,450
-------------------------------------------------------------------------------------------------------------------
                                                                                  $301,200,561     $301,310,016
-------------------------------------------------------------------------------------------------------------------


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 29

--------------------------------------------------------------------------------

As of December 31, 2005, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                  RANGE OF RATES                       PAR VALUE       MARKET VALUE
--------------------------------------------------------------------------------------------------
U. S. Treasury Bonds          3.625% - 8.125%                     $ 78,959,839       $105,939,494
U. S. Treasury Notes          3.000% - 6.000%                       96,950,000         97,209,524
U. S. Treasury Bills          0.000% - 1.000%                      105,355,000        104,091,570
--------------------------------------------------------------------------------------------------
                                                                                     $307,240,588
--------------------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7. SECURITIES TRANSACTIONS

During the year ended December 31, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                      ABSOLUTE RETURN                    HEDGED
                                           STRATEGIES                    EQUITY
                                                 FUND                      FUND
--------------------------------------------------------------------------------
Purchases                                  $1,641,883                $2,600,913
Sales                                      $  175,386                $  202,146


30 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period presented were:

                                                                    PURCHASED THROUGH
                                         SHARES PURCHASED         DIVIDEND REINVESTMENT   SHARES REDEEMED     NET SHARES PURCHASED
----------------------------------------------------------------------------------------------------------------------------------
                                             PERIOD ENDED            PERIOD ENDED           PERIOD ENDED          PERIOD ENDED
                                             DECEMBER 31,            DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                                     2005                    2005                   2005                  2005
----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund*                  167,851                      --               (35,968)               131,883
Hedged Equity Fund*                               175,111                     130               (41,322)               133,919

*     SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 31

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Absolute Return Strategies Fund and Hedged Equity Fund (two of the funds of the Rydex Variable Trust, hereafter referred to as the "Funds") at December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 27, 2006

32 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

OTHER INFORMATION
--------------------------------------------------------------------------------

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practices.

Of the ordinary income distributions paid during the year for Hedged Equity Fund, 32.69% qualifies for the dividends received deduction for corporations.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 33

--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.


34 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

OTHER INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 35

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                          LENGTH OF SERVICE
  NAME, POSITION AND                          AS TRUSTEE                             NUMBER OF
    YEAR OF BIRTH                            (YEAR BEGAN)                          FUNDS OVERSEEN
------------------------------   -----------------------------------          ------------------------
CARL G. VERBONCOEUR*                  Rydex Series Funds - 2004                         114
Trustee, President (1952)            Rydex Variable Trust - 2004
                                      Rydex Dynamic Funds - 2004
                                        Rydex ETF Trust - 2004
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc.,
PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present);
Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund
Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                            -----------------------------------------------

MICHAEL P. BYRUM*                     Rydex Series Funds - 2005                         114
Trustee, Vice President and          Rydex Variable Trust - 2005
Secretary (1970)                      Rydex Dynamic Funds - 2005
                                        Rydex ETF Trust - 2005
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust,
and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice
President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital
Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief
Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                          LENGTH OF SERVICE
  NAME, POSITION AND                          AS TRUSTEE                             NUMBER OF
    YEAR OF BIRTH                            (YEAR BEGAN)                          FUNDS OVERSEEN
------------------------------   -----------------------------------          ------------------------
COREY A. COLEHOUR                     Rydex Series Funds - 1993                         114
Trustee (1945)                       Rydex Variable Trust - 1998
                                      Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield
Management Company

                            -----------------------------------------------

J. KENNETH DALTON                     Rydex Series Funds - 1995                         114
Trustee (1941)                       Rydex Variable Trust - 1998
                                      Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton
Group

                            -----------------------------------------------

JOHN O. DEMARET                       Rydex Series Funds - 1997                         114
Trustee (1940)                       Rydex Variable Trust - 1998
                                      Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired


36 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                           LENGTH OF SERVICE
  NAME, POSITION AND                           AS TRUSTEE                              NUMBER OF
     YEAR OF BIRTH                           (YEAR BEGAN)                           FUNDS OVERSEEN
------------------------------   -----------------------------------          ------------------------
WERNER E. KELLER                      Rydex Series Funds - 2005                         114
Trustee (1940)                       Rydex Variable Trust - 2005
                                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital
Management (1991 to 2001)

                           ------------------------------------------------

THOMAS F. LYDON, JR.                  Rydex Series Funds - 2005                         114
Trustee (1960)                       Rydex Variable Trust - 2005
                                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                           ------------------------------------------------

PATRICK T. MCCARVILLE                 Rydex Series Funds - 1997                         114
Trustee (1942)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                           ------------------------------------------------

ROGER SOMERS                          Rydex Series Funds - 1993                         114
Trustee (1944)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

  NAME, POSITION AND                                                       PRINCIPAL OCCUPATIONS
    YEAR OF BIRTH                                                          DURING PAST FIVE YEARS
------------------------------                                             ----------------------
NICK BONOS*                                             Vice President and Treasurer of Rydex Series Funds,
Vice President and Treasurer (1963)                     Rydex Variable Trust, Rydex Dynamic Funds,
                                                        Rydex ETF Trust, and Rydex Capital Partners
                                                        SPhinX Fund (2003 to present); Senior Vice
                                                        President of Rydex Fund Services, Inc. (2003 to
                                                        present); Vice President of Accounting of Rydex
                                                        Fund Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                                      Chief Compliance Officer Rydex Series Funds,
Chief Compliance Officer and                            Rydex Variable Trust, and Rydex Dynamic Funds
Assistant Secretary (1967)                              (2004 to present); Assistant Secretary of Rydex
                                                        Series Funds, Rydex Variable Trust, and Rydex
                                                        Dynamic Funds (2000 to present); Assistant
                                                        Secretary of Rydex ETF Trust (2002 to present);
                                                        Secretary of Rydex Capital Partners SPhinX
                                                        Fund, (2003 to present); Vice President of
                                                        Compliance of Rydex Fund Services, Inc. (2000
                                                        to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 37

[LOGO] RYDEXINVESTMENTS
            Essential for modern markets(TM)

            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

            www.rydexinvestments.com
            800.820.0888

            RVAOEHF-2-1205 x1206

                                                               DECEMBER 31, 2005

                                                            RYDEX VARIABLE TRUST
                                              CLS ADVISORONE FUNDS ANNUAL REPORT

                                                                    AMERIGO FUND
                                                                   CLERMONT FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    4

PERFORMANCE REPORTS AND FUND PROFILES .....................................    6

SCHEDULES OF INVESTMENTS ..................................................    8

STATEMENTS OF ASSETS AND LIABILITIES ......................................   10

STATEMENTS OF OPERATIONS ..................................................   11

STATEMENTS OF CHANGES IN NET ASSETS .......................................   12

FINANCIAL HIGHLIGHTS ......................................................   13

NOTES TO FINANCIAL STATEMENTS .............................................   14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   20

OTHER INFORMATION .........................................................   21

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   23


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Many will remember 2005 as a year of unfulfilled promise. The underpinnings were in place for a robust year of stock market gains. Corporate earnings growth continued to set new records, and interest rates, inflation and unemployment remained low. Corporations had massive amounts of cash on hand to grow their businesses and bolster stock prices through buybacks and dividend hikes. The appetite for risk bounced back as well, judging by a near record volume of merger and acquisition activity.

In spite of the positive fundamentals, the major equity indices remained range-bound for much of the year with the bellwether S&P 500(R) Index trading within a narrow 135 point range of 1,137.50 to 1,272.74. Investors were hoping for a replay of 2004's year-end rally, but it was not to be, as a strong November rally was unable to overcome the prior month's sell-off. As a result, the Dow Jones Industrial Average(R) Index closed the year with fractional gains of 1.72%, while the S&P 500 Index and Nasdaq 100(R) Index ended the year with disappointing 4.91% and 1.90% gains, respectively.

For the first time in seven years, large-cap stocks outperformed small caps as the Russell 1000(R) Index gained 6.27% compared to 4.55% for the Russell 2000(R) Index. Mid-cap stocks outperformed both large and small-cap stocks as the Russell Midcap(R) Index gained 11.0%. Although value stocks slightly outperformed their growth counterparts, it was a statistical dead heat between the two.

For equity investors, the real action in 2005 was in international stocks. The MSCI EAFE Index gained 10.9% in dollar terms. Attractive valuations in European stocks and what looked to be a sustainable economic recovery in Japan attracted investor interest. The double-digit returns in the developed markets paled in comparison to returns in emerging market stocks. The benchmark for emerging market stocks, the MSCI EM Index, returned a whopping 30.3% during the year. This volatile corner of the equity universe was driven by strong returns in Latin American and Middle Eastern markets, among others.

Stock prices were buffeted by strong crosscurrents throughout the year. Although long-term interest rates remained low, the specter of the Federal Reserve's "Fed" interest rate tightening campaign weighed heavily on the market. Despite the fact that job growth remained healthy and consumers used rising housing prices as an excuse to turn their houses into ATMs to the tune of approximately $800 billion, consumer confidence suffered its largest decline in 15 years in the wake of hurricane Katrina and $70 per barrel oil. Neither the subsequent strong rebound in consumer confidence as energy prices moderated, nor the four consecutive quarters of double-digit earnings growth was enough to kick stock prices higher.

The rise in short-term interest rates held stocks back in 2005. During the course of the year, the Fed increased interest rates eight times, bringing the closely watched Fed Funds Target Rate to 4.25%. It was widely assumed that long-term interest rates would follow suit--an expectation that held stocks in check. Long-term interest rates ended the year little changed. While the yield on the 30-year Treasury Bond fell nearly 30 basis points to 4.53%, the yield on the benchmark 10-year Treasury Note ended the year at 4.39%--only 18 basis points higher than its starting point. A combination of foreign buying, low inflation and demand from both public and private pensions for long maturity assets conspired to keep long-term rates low throughout the year.

By year-end, the potent combination of steadily rising short-term interest rates and static long-term rates gave rise to the dreaded inverted yield curve as the two-year Treasury Note yielded 4.40%, one basis point higher than the 10-year Note. Traditionally, an inverted yield curve portends an economic slowdown.


2 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

We base our 2006 outlook on two factors--the economy and interest rates. But if the threat of rising interest rates keeps the market range bound, we believe opportunities exist in three areas during 2006: energy, technology and health care. Although energy prices experienced a run-up of historic proportions in 2005, the sector still exhibits favorable supply/demand characteristics. There is too much demand and not enough supply--a situation that is likely to be in place for the foreseeable future. Technology's relatively low valuations and the possibility of an earnings-driven technology replacement cycle may provide opportunity for the technology sector. And lastly, the defensive nature of health care stocks will serve investors well should economic growth slow appreciably.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2005 and ending December 31, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


4 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                           BEGINNING                ENDING       EXPENSES
                                          EXPENSE      ACCOUNT VALUE         ACCOUNT VALUE    PAID DURING
                                            RATIO+     JUNE 30, 2005     DECEMBER 31, 2005         PERIOD*
----------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
  Amerigo Fund                               1.70%         $1,000.00             $1,101.40          $8.96
  Clermont Fund                              1.70%          1,000.00              1,046.50           8.72
----------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
  Amerigo Fund                               1.70%          1,000.00              1,016.44           8.63
  Clermont Fund                              1.70%          1,000.00              1,016.44           8.63


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE ADDITIONAL FEES CHARGED BY INSURANCE COMPANIES.

+     ANNUALIZED


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 5

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

AMERIGO FUND

OBJECTIVE: Seeks long-term growth of capital without regard to current income.

INCEPTION: July 1, 2003

Over the past year, Amerigo returned 9.35%. Over this same period, Amerigo's performance benchmark, the S&P 500 Index, had a total return of 4.91%. In our previous commentary, we used a baseball analogy to describe our strategy during the first six months of 2005. Our goal was to stay in the "game" until we saw a pitch we were confident we could hit. That "pitch" arrived in the second half of the year. International equities, both developed and emerging markets, were a major driver of Amerigo's outperformance over the period.

During the past six months, we increased Amerigo's exposure to emerging market equities bringing the allocation to approximately 20% of the portfolio. Due to the market weakness we witnessed in October, we re-entered the small cap asset class for trading purposes. The Fund's position in large-cap value was reduced, as was our exposure to the Nasdaq 100 Index. Our positions in the transportation and semiconductor sectors were eliminated.

                          CUMULATIVE FUND PERFORMANCE:
                        JULY 1, 2003 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             DATE          AMERIGO FUND            S&P 500 INDEX
           07/01/03            10,000                  10,000
           07/31/03            10,040                  10,094
           08/31/03            10,368                  10,290
           09/30/03            10,316                  10,181
           10/31/03            10,952                  10,757
           11/30/03            11,084                  10,852
           12/31/03            11,596                  11,421
           01/31/04            11,812                  11,631
           02/29/04            12,012                  11,792
           03/31/04            12,016                  11,614
           04/30/04            11,476                  11,432
           05/31/04            11,536                  11,589
           06/30/04            11,764                  11,814
           07/31/04            11,324                  11,423
           08/31/04            11,424                  11,469
           09/30/04            11,617                  11,594
           10/31/04            11,845                  11,771
           11/30/04            12,433                  12,247
           12/31/04            12,882                  12,664
           01/31/05            12,586                  12,355
           02/28/05            13,014                  12,615
           03/31/05            12,662                  12,392
           04/30/05            12,381                  12,157
           05/31/05            12,714                  12,543
           06/30/05            12,786                  12,561
           07/31/05            13,362                  13,028
           08/31/05            13,318                  12,910
           09/30/05            13,652                  13,014
           10/31/05            13,247                  12,797
           11/30/05            13,806                  13,281
           12/31/05            14,082                  13,286

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                             ONE      INCEPTION
                                                            YEAR      (07/01/03)
--------------------------------------------------------------------------------
AMERIGO FUND                                                9.35%       14.66%
S&P 500 INDEX                                               4.91%       12.03%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                                   AMERIGO FUND
MONEY MARKET MUTUAL FUNDS                                              15.9%
EXCHANGE TRADED FUNDS                                                  80.0%
INSURANCE                                                               1.4%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
iShares MSCI Emerging
  Markets Index Fund                                                      17.1%
First American Prime
  Obligations Fund                                                        15.9%
iShares Russell Midcap
  Growth Index Fund                                                        9.6%
iShares MSCI EAFE Index Fund                                               6.7%
Vanguard Mid-Cap VIPERs                                                    5.7%
iShares Russell 1000 Value Index Fund                                      5.0%
Consumer Staples Select Sector
  SPDR Fund                                                                4.5%
iShares Russell 2000 Index Fund                                            3.4%
SPDR Trust Series 1                                                        3.3%
iShares Dow Jones U.S. Healthcare
  Sector Index Fund                                                        3.2%
--------------------------------------------------------------------------------
Top Ten Total                                                             74.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any derivative investments.


6 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

CLERMONT FUND

OBJECTIVE: Seeks a combination of current income and growth of capital.

INCEPTION: July 1, 2003

Clermont, a conservative balanced fund, for the year ending December 31, 2005, returned 3.92% as compared to the fund's benchmark, which had a total return of 3.07%. The blended index used for this comparison was comprised of 45% of the total return of the S&P 500 Index and 55% of the return of the Lehman Brothers 1-5 Year Government Credit Index. A key driver of Clermont's performance over this period was the portfolio's overweighting of equities, particularly emerging market international equities.

Over this period, we reduced equity exposure to the mid-cap value and developed international equity asset classes. Proceeds were reinvested into emerging market equities. On the fixed-income side of the portfolio, as interest rates moved toward the higher end of the trading range they have been in for the past two years, we reduced our holdings of U.S. Treasury Bills and reinvested the proceeds out further along the yield curve. Securities purchased to affect this trade included U.S. Treasury Notes as well as bond exchange traded funds.

                          CUMULATIVE FUND PERFORMANCE:
                        JULY 1, 2003 - DECEMBER 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             Date          CLERMONT FUND       S&P 500 INDEX
           07/01/03            10,000               10,000
           07/31/03             9,748               10,094
           08/31/03             9,880               10,290
           09/30/03            10,056               10,181
           10/31/03            10,288               10,757
           11/30/03            10,424               10,852
           12/31/03            10,820               11,421
           01/31/04            10,940               11,631
           02/29/04            11,096               11,792
           03/31/04            11,176               11,614
           04/30/04            10,732               11,432
           05/31/04            10,788               11,589
           06/30/04            10,884               11,814
           07/31/04            10,740               11,423
           08/31/04            10,840               11,469
           09/30/04            10,904               11,594
           10/31/04            11,016               11,771
           11/30/04            11,245               12,247
           12/31/04            11,457               12,664
           01/31/05            11,305               12,355
           02/28/05            11,469               12,615
           03/31/05            11,289               12,392
           04/30/05            11,201               12,157
           05/31/05            11,329               12,543
           06/30/05            11,373               12,561
           07/31/05            11,610               13,028
           08/31/05            11,590               12,910
           09/30/05            11,720               13,014
           10/31/05            11,489               12,797
           11/30/05            11,732               13,281
           12/31/05            11,902               13,286

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
--------------------------------------------------------------------------------
                                                                        SINCE
                                                            ONE       INCEPTION
                                                           YEAR       (07/01/03)
--------------------------------------------------------------------------------
CLERMONT FUND                                             3.92%          7.21%
S&P 500 INDEX                                             4.91%         12.03%
SYNTHETIC BALANCED BENCHMARK*                             3.07%          6.63%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

* BENCHMARK REFLECTS A 45/55 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE INDEX.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                                 CLERMONT FUND
U.S. TREASURY BILL                                                     3.7%
FEDERAL AGENCY BONDS                                                  11.5%
MUTUAL FUNDS                                                           4.0%
MONEY MARKET MUTUAL FUNDS                                             20.2%
EXCHANGE TRADED FUNDS                                                 59.0%
INSURANCE                                                              1.0%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
First American Prime
  Obligations Fund                                                        20.2%
Vanguard Mid-Cap VIPERs                                                    9.8%
United States Treasury Note/Bond                                           7.3%
iShares MSCI Emerging Markets
  Index Fund                                                               5.7%
iShares Morningstar Mid Core
  Index Fund Co.                                                           4.9%
iShares Lehman Aggregate Bond Fund                                         4.6%
Vanguard Consumer Staples VIPERs                                           4.5%
iShares Russell Midcap Growth
  Index Fund                                                               4.3%
United States Treasury Inflation
  Indexed Bonds                                                            4.2%
Vanguard Emerging Markets VIPERs                                           3.9%
--------------------------------------------------------------------------------
Top Ten Total                                                             69.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any derivative investments.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
    AMERIGO FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCK 1.5%

Berkshire Hathaway, Inc. --
  Class A*                                                 32       $ 2,835,840
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $2,885,808)                                                   2,835,840
                                                                    -----------
EXCHANGE TRADED FUNDS 80.0%
iShares MSCI Emerging
  Markets Index Fund+                                 380,000        33,535,000
iShares Russell Midcap
  Growth Index Fund+                                  200,000        18,808,000
iShares MSCI EAFE Index
  Fund                                                220,000        13,081,200
Vanguard Mid-Cap VIPERs                               173,000        11,175,800
iShares Russell 1000 Value
  Index Fund+                                         142,000         9,815,040
Consumer Staples Select Sector
  SPDR Fund                                           379,000         8,834,490
iShares Russell 2000 Index
  Fund+                                               100,000         6,670,000
SPDR Trust Series 1+                                   52,000         6,469,320
iShares Dow Jones U.S.
  Healthcare Sector Index
  Fund+                                               101,000         6,367,040
Vanguard Value VIPERs                                 109,000         6,231,530
Vanguard Health Care
  VIPERs                                              100,000         5,408,000
Vanguard Emerging Markets
  VIPERs                                               80,000         4,873,600
iShares Morningstar Mid Core
  Index Fund+                                          62,000         4,524,140
iShares S&P 500 Index
  Fund/U.S.+                                           30,000         3,739,200
iShares MSCI Netherlands
  Index Fund+                                         156,000         3,169,920
iShares Morningstar Large
  Core Index Fund                                      44,000         2,926,440
iShares Russell 1000 Growth
  Index Fund+                                          56,000         2,864,960
iShares MSCI United
  Kingdom Index Fund+                                 147,000         2,731,260
iShares MSCI Spain Index+                              75,000         2,712,750
Nasdaq-100 Index Tracking
  Stock                                                65,000         2,627,300

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
-------------------------------------------------------------------------------

iShares MSCI Canada Index
  Fund+                                                30,000      $    659,100
                                                                   ------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $132,787,341)                                               157,224,090
                                                                   ------------
MONEY MARKET MUTUAL FUND 15.9%
First American Prime
  Obligations Fund                                 31,190,786        31,190,786
                                                                   ------------
TOTAL MONEY MARKET MUTUAL FUND
  (Cost $31,190,786)                                                 31,190,786
                                                                   ------------

                                                         FACE
                                                       AMOUNT
                                                       ------

SECURITIES LENDING COLLATERAL 23.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held
  by U.S. Bank (Note 7)                           $47,005,610        47,005,610
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $47,005,610)                                                 47,005,610
                                                                   ------------
TOTAL INVESTMENTS 121.3%
  (Cost $213,869,545)                                              $238,256,326
                                                                   ============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (21.3)%                                          $(41,763,568)
                                                                   ============
NET ASSETS - 100.0%                                                $196,492,758


*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 7.


8 | THE RYDEX VARIABLE TRUST ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
    CLERMONT FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK 1.0%

Berkshire Hathaway, Inc. --
  Class A*                                                  12       $ 1,063,440
                                                                     -----------
TOTAL COMMON STOCK
  (Cost $1,037,838)                                                    1,063,440
                                                                     -----------
EXCHANGE TRADED FUNDS 59.0%
Vanguard Mid-Cap VIPERs+                               165,000        10,659,000
iShares MSCI Emerging
  Markets Index Fund+                                   70,000         6,177,500
iShares Morningstar Mid Core
  Index Fund+                                           73,000         5,326,810
iShares Lehman Aggregate
  Bond Fund+                                            50,000         5,029,500
Vanguard Consumer Staples
  VIPERs                                                88,000         4,921,840
iShares Russell Midcap
  Growth Index Fund+                                    50,000         4,702,000
Vanguard Emerging Markets
  VIPERs+                                               70,000         4,264,400
iShares Morningstar Large
  Core Index Fund                                       62,000         4,123,620
iShares MSCI EAFE Index
  Fund                                                  64,000         3,805,440
iShares Russell 1000 Value
  Index Fund+                                           50,000         3,456,000
iShares Dow Jones U.S.
  Healthcare Sector Index
  Fund+                                                 45,000         2,836,800
iShares Lehman 1-3 Year
  Treasury Bond Fund+                                   35,000         2,808,400
Vanguard Health Care VIPERs                             40,000         2,163,200
iShares MSCI United
  Kingdom Index Fund+                                  106,000         1,969,480
iShares Lehman 20+ Year
  Treasury Bond Fund                                    20,000         1,835,600
                                                                     -----------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $57,667,213)                                                  64,079,590
                                                                     -----------
MONEY MARKET MUTUAL FUND 20.1%
First American Prime
  Obligations Fund                                  21,900,326        21,900,326
                                                                     -----------
TOTAL MONEY MARKET MUTUAL FUND
  (Cost $21,900,326)                                                  21,900,326
                                                                     -----------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

MUTUAL FUNDS 4.0%
Van Kampen Senior Income
  Trust+                                               305,000       $ 2,363,750
Templeton Global Income
  Fund+                                                241,000         1,932,820
                                                                     -----------
TOTAL MUTUAL FUNDS
  (Cost $4,585,719)                                                    4,296,570
                                                                     -----------
                                                           FACE
                                                         AMOUNT
                                                        -------
FEDERAL AGENCY BONDS 11.5%
United States Treasury Inflation
 Indexed Bonds
 3.38% due 01/15/07                                 $ 3,579,344       3,609,335
 3.63% due 01/15/08+                                    923,745         949,495
United States Treasury
 Notes/Bonds
 4.00% due 09/30/07+                                  4,000,000       3,972,188
 3.63% due 04/30/07+                                  2,000,000       1,979,062
 4.25% due 08/15/15+                                  2,000,000       1,974,140
                                                                  -------------
TOTAL FEDERAL AGENCY BONDS
  (Cost $12,614,401)                                                 12,484,220
                                                                  -------------
U.S. TREASURY BILLS 3.7%
U.S. Treasury Bills
 3.33% due 01/05/06+                                  2,000,000       1,999,633
 3.42% due 01/19/06+                                  2,000,000       1,996,963
                                                                  -------------
TOTAL U.S. TREASURY BILLS
  (Cost $3,996,596)                                                   3,996,596
                                                                  -------------
SECURITIES LENDING COLLATERAL 26.1%
Investment in Securities Lending Short Term
Investment Portfolio Held
by U.S. Bank (Note 7)                                28,419,246      28,419,246
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $28,419,246)                                                 28,419,246
                                                                  -------------
TOTAL INVESTMENTS 125.4%
  (Cost $130,221,339)                                             $ 136,239,988
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (25.4)%                                          $ (27,572,592)
                                                                  =============
NET ASSETS - 100.0%                                               $ 108,667,396

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 7.

See Notes to Financial Statements.    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 9

STATEMENTS OF ASSETS AND LIABILITIES                           December 31, 2005
--------------------------------------------------------------------------------

                                                                 AMERIGO       CLERMONT
                                                                    FUND           FUND
---------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2 and 7)                     $238,256,326   $136,239,988
Cash                                                           3,674,300             --
Receivable for Fund Shares Purchased                             674,151        266,854
Investment Income Receivable (Note 1)                          1,259,924        820,963
Other Assets                                                      11,429         27,111
---------------------------------------------------------------------------------------
  TOTAL ASSETS                                               243,876,130    137,354,916
=======================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 7)             47,005,610     28,419,246
Liability for Fund Shares Redeemed                                   323            197
Investment Advisory Fees Payable (Note 3)                        158,159         88,309
Transfer Agent and Administrative Fees Payable (Note 3)           43,933         24,530
Distribution and Service Fees Payable (Note 3)                    43,933         24,530
Portfolio Accounting Fees Payable (Note 3)                        17,573          9,812
Custody Fees Payable                                               4,218          2,355
Cash due to Custodian Bank                                            --         53,819
Other Liabilities                                                109,623         64,722
---------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                           47,383,372     28,687,520
=======================================================================================
NET ASSETS                                                  $196,492,758   $108,667,396
=======================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                             $166,210,129   $ 99,650,372
Undistributed Net Investment Income                              246,766      1,123,446
Accumulated Net Realized Gain on Investments                   5,649,082      1,874,929
Net Unrealized Appreciation (Depreciation) on Investments     24,386,781      6,018,649
=======================================================================================
NET ASSETS                                                  $196,492,758   $108,667,396
=======================================================================================
SHARES OUTSTANDING                                             5,650,272      3,695,443
NET ASSET VALUES                                            $      34.78   $      29.41


*     THE COST OF SECURITIES AT VALUE IS $213,869,545 AND $130,221,339,
      RESPECTIVELY.


10 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                            Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                  AMERIGO     CLERMONT
                                                                     FUND         FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $     7,885   $  694,646
Interest from Securities Lending, net (Note 7)                    277,473      125,022
Dividends (Note 1)                                              2,635,506    1,908,949
--------------------------------------------------------------------------------------
  Total Income                                                  2,920,864    2,728,617
--------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                               1,467,043      880,504
Transfer Agent and Administrative Fees (Note 3)                   407,512      244,584
Portfolio Accounting Fees (Note 3)                                163,005       97,834
Trustees' Fees*                                                     7,876        4,692
Service Fees (Note 3)                                             407,512      244,584
Miscellaneous                                                     221,708      132,973
--------------------------------------------------------------------------------------
  Total Expenses                                                2,674,656    1,605,171
--------------------------------------------------------------------------------------
Net Investment Income                                             246,208    1,123,446
======================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain on:
Investment Securities                                           5,956,278    1,978,414
--------------------------------------------------------------------------------------
  Total Net Realized Gain                                       5,956,278    1,978,414
--------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                          10,054,641    1,010,027
--------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           10,054,641    1,010,027
--------------------------------------------------------------------------------------
Net Gain on Investments                                        16,010,919    2,988,441
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $16,257,127   $4,111,887
======================================================================================

*     RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 11

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     AMERIGO FUND                     CLERMONT FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR             YEAR             YEAR            YEAR
                                                                  ENDED            ENDED            ENDED           ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                   2005             2004             2005            2004
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                     $     246,208    $     234,270    $   1,123,446    $    615,717
Net Realized Gain on Investments                              5,956,278        1,565,597        1,978,414         351,185
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                             10,054,641        9,939,096        1,010,027       3,638,428
-------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                   16,257,127       11,738,963        4,111,887       4,605,330
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                          (233,712)         (75,904)        (615,717)       (174,477)
Realized Gain on Investment                                  (1,851,840)              --         (349,246)             --
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                        (2,085,552)         (75,904)        (964,963)       (174,477)
=========================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                               67,179,144       91,145,309       32,167,204      75,354,093
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT       2,085,552           75,904          964,963         174,477
COST OF SHARES REDEEMED                                     (14,002,795)     (21,664,456)     (18,703,573)    (11,144,234)
=========================================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS           55,261,901       69,556,757       14,428,594      64,384,336
-------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                   69,433,476       81,219,816       17,575,518      68,815,189
NET ASSETS-BEGINNING OF YEAR                                127,059,282       45,839,466       91,091,878      22,276,689
=========================================================================================================================
NET ASSETS-END OF YEAR                                    $ 196,492,758    $ 127,059,282    $ 108,667,396    $ 91,091,878
=========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                       $     246,766    $     234,270    $   1,123,446    $    615,717
=========================================================================================================================


12 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                  NET REALIZED
                          NET ASSET                   AND         NET INCREASE     DISTRIBUTIONS   DISTRIBUTIONS
                            VALUE,      NET        UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                          BEGINNING  INVESTMENT      GAINS       VALUE RESULTING     INVESTMENT       REALIZED           TOTAL
                          OF PERIOD   INCOME+    ON SECURITIES   FROM OPERATIONS       INCOME      CAPITAL GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
AMERIGO FUND
  DECEMBER 31, 2005         $32.18     $ .05          $2.94            $2.99            $(.04)           $(.35)          $(.39)
  December 31, 2004          28.99       .08           3.13             3.21             (.02)              --            (.02)
  December 31, 2003*         25.00       .07           3.92             3.99               --               --              --
CLERMONT FUND
  DECEMBER 31, 2005          28.57       .33            .78             1.11             (.17)            (.10)           (.27)
  December 31, 2004          27.05       .32           1.27             1.59             (.07)              --            (.07)
  December 31, 2003*         25.00       .29           1.76             2.05               --               --              --



                                                                      RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                                 -------------------

                      NET INCREASE     NET ASSET                                                             NET ASSETS,
                           IN            VALUE,      TOTAL                       NET         PORTFOLIO         END OF
                        NET ASSET        END OF    INVESTMENT    TOTAL       INVESTMENT      TURNOVER       PERIOD (000'S
                          VALUE          PERIOD      RETURN     EXPENSES       INCOME         RATE***          OMITTED)
-------------------------------------------------------------------------------------------------------------------------
AMERIGO FUND
  DECEMBER 31, 2005       $2.60          $34.78       9.35%       1.64%         0.15%           82%            $196,493
  December 31, 2004        3.19           32.18      11.09%       1.63%         0.27%          149%             127,059
  December 31, 2003*       3.99           28.99      15.96%       1.71%**       0.53%**         63%              45,839
CLERMONT FUND
  DECEMBER 31, 2005         .84           29.41       3.92%       1.64%         1.15%          129%             108,667
  December 31, 2004        1.52           28.57       5.89%       1.63%         1.17%          124%              91,092
  December 31, 2003*       2.05           27.05       8.20%       1.71%**       2.29%**        113%              22,277

  *   SINCE THE COMMENCEMENT OF OPERATIONS: JULY 1, 2003.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. At December 31, 2005, the Trust consisted of fifty operating Funds: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, two Strategic Funds, and two CLS AdvisorOne Funds. This report covers the CLS AdvisorOne Funds (the "Funds"), while the Benchmark Funds, the Absolute Return Strategies Fund, the Hedged Equity Fund, the Money Market Fund, Sector Funds, and Strategic Funds are contained in separate reports. Rydex Global Advisors (the "Advisor") serves as the investment advisor to the Funds and is responsible for the Funds' overall administration. Clarke Lanzen Skalla Investment Firm, LLC serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund's portfolio. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Exchange Traded Funds ("ETFs"), and closed-end investment companies ("closed-end funds") are valued at the last quoted sales price. Traditional open-end investment companies ("Mutual funds") are valued as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales


14 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.

I. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 15

--------------------------------------------------------------------------------

statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

Each Fund operates primarily as a "fund of funds." In other words, each Fund pursues its investment goal by investing primarily in ETFs, mutual funds, and closed-end funds. In this report, the ETFs, mutual funds, and closed-end funds in which the Funds invest are referred to as "underlying funds." In addition to investing in underlying funds, each Fund may invest a portion of its assets directly in individual securities or in derivatives, such as options and futures.

The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options, and bonds. Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Funds in a portfolio of underlying funds involves certain additional expenses that would not arise if you invested directly in the underlying funds. By investing indirectly in underlying funds through a Fund, you will bear not only your proportionate share of a Fund's expenses (including operating costs, investment advisory fees, and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions, as well as increased realization of taxable gains.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of the Amerigo Fund and the Clermont Fund. Organizational and setup costs for new funds are paid by the Trust. Certain officers and trustees of the Trust are also officers of the Advisor.

The Advisor pays the Sub-Advisor out of the advisory fees it receives. In addition, the Advisor bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.25% of the average daily net assets of the Amerigo Fund and the Clermont Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Trust has adopted an Investor Services Plan for which the Distributor, an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.


16 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

In addition, at an Organization Meeting on February 14, 2003, the Board approved the use of a Distribution Plan for which the Distributor and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, at December 31, 2005, this plan was not being utilized.

The Servicer also provides other necessary services to the Trust, such as auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

The tax character of distributions paid during 2005 was as follows:

FUND            ORDINARY INCOME   LONG-TERM CAPITAL GAIN   TOTAL DISTRIBUTIONS
--------------------------------------------------------------------------------
Amerigo Fund       $1,308,198            $777,354               $2,085,552
Clermont Fund         906,036              58,927                  964,963


The tax character of distributions paid during 2004 was as follows:

FUND            ORDINARY INCOME   LONG-TERM CAPITAL GAIN   TOTAL DISTRIBUTIONS
--------------------------------------------------------------------------------
Amerigo Fund       $   75,904            $     --               $   75,904
Clermont Fund         174,477                  --                  174,477

The tax character of distributable earnings/(accumulated losses) at December 31, 2005, was as follows:

                UNDISTRIBUTED    UNDISTRIBUTED   NET UNREALIZED
                   ORDINARY        LONG-TERM     APPRECIATION/     CAPITAL LOSS
FUND                INCOME       CAPITAL GAINS    DEPRECIATION     CARRYFORWARD
--------------------------------------------------------------------------------
Amerigo Fund      $1,944,154       $4,177,637     $24,160,838       $       --
Clermont Fund      1,635,372        1,452,663       5,928,989               --

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.

At December 31, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                          TAX                               NET
                           TAX     UNREALIZED               TAX      UNREALIZED
FUND                      COST           GAIN   UNREALIZED LOSS            GAIN
-------------------------------------------------------------------------------
Amerigo Fund      $214,095,488    $24,211,268       $  (50,430)     $24,160,838
Clermont Fund      130,310,999      6,481,687         (552,698)       5,928,989

5. SECURITIES TRANSACTIONS

During the year ended December 31, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                  AMERIGO               CLERMONT
                                                     FUND                   FUND
--------------------------------------------------------------------------------
Purchases                                    $180,405,527           $121,004,834
Sales                                         132,277,214            111,094,563


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 17

--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the years presented were:

                                               PURCHASED THROUGH
                     SHARES PURCHASED         DIVIDEND REINVESTMENT            SHARES REDEEMED             NET SHARES PURCHASED
------------------------------------------------------------------------------------------------------------------------------------
                 YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
               DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                       2005          2004           2005           2004           2005           2004            2005           2004
------------------------------------------------------------------------------------------------------------------------------------
AMERIGO FUND      2,067,850     3,124,114         62,479          2,618       (428,242)      (759,760)      1,702,087      2,366,972
CLERMONT FUND     1,128,567     2,768,824         33,413          6,412       (655,344)      (410,039)        506,636      2,365,197


18 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS   (CONCLUDED)
--------------------------------------------------------------------------------

7. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At December 31, 2005, the pooled cash collateral investments consisted of repurchase agreements (58.85%), commercial paper (23.13%), and fixed income securities (18.02%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities.

COLLATERAL TYPE                                                    RATES                 MATURITY
--------------------------------------------------------------------------------------------------------
Repurchase Agreements                                         4.250% - 4.350%            01/03/06
Commercial Paper                                              0.000% - 4.300%      01/03/06 - 04/11/06
Corporate Bonds, Notes, and Asset-Backed Securities           2.378% - 5.064%      01/20/06 - 12/12/25
Mutual Funds                                                        N/A                    N/A

At December 31, 2005, the following funds participated in securities lending and received cash collateral:

FUND                              CASH COLLATERAL     VALUE OF SECURITIES LOANED
--------------------------------------------------------------------------------
Amerigo Fund                          $47,005,610                   $45,420,588
Clermont Fund                          28,419,246                    27,637,359


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 19

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders

of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Amerigo Fund and Clermont Fund (two of the funds of the Rydex Variable Trust, hereafter referred to as the "Funds") at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Baltimore, Maryland

February 24, 2006


20 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

OTHER INFORMATION
--------------------------------------------------------------------------------

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practices.

Of the ordinary income distributions paid during the year for Amerigo Fund and Clermont Fund, 100% and 100%, respectively, qualify for the dividends received deduction for corporations.

The Funds' distributions to shareholders included:

                                                                              AMERIGO      CLERMONT
                                                                                 FUND          FUND
---------------------------------------------------------------------------------------------------
From short-term capital gains:                                             $1,308,198      $906,036
From long-term capital gains, subject to the 15% rate gains category:         777,354        58,927

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 21

OTHER INFORMATION  (CONCLUDED)
--------------------------------------------------------------------------------

In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/ reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


22 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                            LENGTH OF SERVICE
  NAME, POSITION AND                           AS TRUSTEE                         NUMBER OF
     YEAR OF BIRTH                            (YEAR BEGAN)                      FUNDS OVERSEEN
-------------------------           --------------------------------          -------------------
CARL G. VERBONCOEUR*                    Rydex Series Funds - 2004                    114
Trustee, President (1952)              Rydex Variable Trust - 2004
                                       Rydex Dynamic Funds - 2004
                                         Rydex ETF Trust - 2004
                                Rydex Capital Partners SPhinX Fund - 2005


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                              --------------------------------

MICHAEL P. BYRUM*                        Rydex Series Funds - 2005                   114
Trustee, Vice President and             Rydex Variable Trust - 2005
Secretary (1970)                        Rydex Dynamic Funds - 2005
                                          Rydex ETF Trust - 2005
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                             LENGTH OF SERVICE
  NAME, POSITION AND                            AS TRUSTEE                         NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                      FUNDS OVERSEEN
-------------------------            --------------------------------         --------------------
COREY A. COLEHOUR                        Rydex Series Funds - 1993                   114
Trustee (1945)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                        --------------------------------

J. KENNETH DALTON                        Rydex Series Funds - 1995                   114
Trustee (1941)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                        --------------------------------

JOHN O. DEMARET                          Rydex Series Funds - 1997                   114
Trustee (1940)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                        --------------------------------


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 23

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                             LENGTH OF SERVICE
  NAME, POSITION AND                            AS TRUSTEE                       NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                    FUNDS OVERSEEN
-------------------------            --------------------------------        ------------------
WERNER E. KELLER                         Rydex Series Funds - 2005                  114
Trustee (1940)                          Rydex Variable Trust - 2005
                                        Rydex Dynamic Funds - 2005
                                          Rydex ETF Trust - 2005
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                        --------------------------------

THOMAS F. LYDON, JR.                     Rydex Series Funds - 2005                   114
Trustee (1960)                          Rydex Variable Trust - 2005
                                         Rydex Dynamic Funds - 2005
                                           Rydex ETF Trust - 2005
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                        --------------------------------

PATRICK T. MCCARVILLE                    Rydex Series Funds - 1997                   114
Trustee (1942)                          Rydex Variable Trust - 1998
                                         Rydex Dynamic Funds - 1999
                                           Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                        --------------------------------

ROGER SOMERS                            Rydex Series Funds - 1993                    114
Trustee (1944)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                             PRINCIPAL OCCUPATIONS
    YEAR OF BIRTH                                              DURING PAST FIVE YEARS
-------------------------                                     ---------------------------
NICK BONOS*                                Vice President and Treasurer of Rydex Series Funds, Rydex
Vice President and Treasurer (1963)        Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, and
                                           Rydex Capital Partners SPhinX Fund (2003 to present); Senior
                                           Vice President of Rydex Fund Services, Inc. (2003 to present);
                                           Vice President of Accounting of Rydex Fund Services, Inc.
                                           (2000 to 2003)

JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series Funds, Rydex Variable
Chief Compliance Officer and               Trust, and Rydex Dynamic Funds (2004 to present); Assistant
Assistant Secretary (1967)                 Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex
                                           Dynamic Funds (2000 to present); Assistant Secretary of Rydex
                                           ETF Trust (2002 to present); Secretary of Rydex Capital Partners
                                           SPhinX Fund, (2003 to present); Vice President of Compliance of
                                           Rydex Fund Services, Inc. (2000 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


24 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

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

       [LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800.820.0888
       RVAAO-2-1205 x1206


ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2005 and December 31, 2004 were $557,100 and $444,500, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2005 and December 31, 2004 were $347,900 and $174,370, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in
(b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $40,000 and $18,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on March 9, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that, except for the material weakness described below, there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report. The President and Treasurer of the Trust have determined that the lack of effective control (review) over calculations supporting the tax liability of the funds of the Trust is a material weakness in internal controls. Specifically, the calculation of distributions to shareholders was not complete and accurate. In addition, this control deficiency could result in a misstatement to tax expense and tax liability that could result in a material misstatement of financial statements that would not be prevented or detected. The President and Treasurer of the Trust have not identified any other material weaknesses in such internal controls.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RGA's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Rydex Variable Trust
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ Carl G. Verboncoeur
                       ---------------------------------------------------------
                                   Carl G. Verboncoeur, President

Date     March 9, 2006
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                   Carl G. Verboncoeur, President

Date     March 9, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*      /s/ Nick Bonos
                         -------------------------------------------------------
                                   Nick Bonos, Vice President and Treasurer

Date     March 9, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.